SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.7%

Communication Services — 6.5%
Alphabet Inc, Cl A *	12,227	$17,338
Alphabet Inc, Cl C *	1,457	2,060
AT&T Inc	414,642	12,535
Comcast Corp, Cl A	322,884	12,586
Facebook Inc, Cl A *	127,358	28,919
Fox Corp	14,250	382
IAC/InterActiveCorp *	1,711	553
Interpublic Group of Cos Inc/The	273,661	4,696
Match Group Inc *(A)	4,790	513
Netflix Inc *	6,810	3,099
Omnicom Group Inc	187,763	10,252
Pinterest, Cl A *	109,400	2,425
Spotify Technology *	9,526	2,460
TEGNA Inc	156,937	1,748
T-Mobile US Inc *	56,522	5,887
Verizon Communications Inc	442,456	24,393
Zynga Inc, Cl A *	90,077	859

		130,705

Consumer Discretionary — 11.1%
Advance Auto Parts Inc	37,149	5,292
Alibaba Group Holding ADR *	51,287	11,063
Amazon.com Inc, Cl A *	17,245	47,576
Aptiv PLC *	36,264	2,826
Best Buy Co Inc	85,726	7,481
BorgWarner Inc	352,717	12,451
Brinker International Inc *	24,507	588
Carnival Corp *(A)	48,674	799
Darden Restaurants Inc *	29,167	2,210
Dick’s Sporting Goods Inc	78,636	3,245
Dillard’s Inc, Cl A (A)	14,199	366
Dollar General Corp	66,628	12,693
DR Horton Inc	43,190	2,395
eBay Inc	231,678	12,152
Foot Locker Inc, Cl A *	60,722	1,771
Ford Motor Co *	152,816	929
Garmin Ltd	9,857	961
General Motors Co *	277,570	7,023
Goodyear Tire & Rubber Co/The *	63,073	564
Harley-Davidson Inc, Cl A	78,861	1,875
Kohl’s Corp *	46,679	970
Lear Corp *	27,328	2,979
Lowe’s Cos Inc	140,879	19,035
Lululemon Athletica Inc *	13,413	4,185
Magna International Inc, Cl A	69,414	3,091
MercadoLibre Inc *	1,521	1,499
NIKE Inc, Cl B	51,105	5,011
O’Reilly Automotive Inc *	17,938	7,564
PulteGroup Inc	213,962	7,281
Ross Stores Inc *	165,002	14,065
Royal Caribbean Cruises Ltd *	23,128	1,163

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Starbucks Corp	49,414	$3,636
Target Corp, Cl A	78,626	9,430
Tesla Inc *	403	435
Ulta Beauty Inc *	5,650	1,149
Whirlpool Corp	29,958	3,880
Wyndham Destinations Inc	43,982	1,239
Yum China Holdings Inc *	34,220	1,645

		222,517

Consumer Staples — 7.6%
Altria Group Inc	206,985	8,124
Coca-Cola Co/The	87,267	3,899
Conagra Brands Inc	274,429	9,652
Estee Lauder Cos Inc/The, Cl A *	9,089	1,715
Ingredion Inc	89,406	7,421
J M Smucker Co/The	105,076	11,118
Kellogg Co	158,345	10,460
Kraft Heinz Co/The	32,618	1,040
Kroger Co/The	745,645	25,240
Molson Coors Beverage Co, Cl B *	168,794	5,800
Monster Beverage Corp *	32,418	2,247
PepsiCo Inc	74,069	9,797
Philip Morris International Inc	189,697	13,290
Pilgrim’s Pride Corp *	111,946	1,891
Procter & Gamble Co/The	15,662	1,873
Sysco Corp, Cl A	101,924	5,571
Tyson Foods Inc, Cl A	120,839	7,215
Unilever NV	391,114	20,835
US Foods Holding Corp *	39,974	788
Walgreens Boots Alliance Inc	127,768	5,416

		153,392

Energy — 2.6%
BP PLC ADR	180,567	4,211
Canadian Natural Resources Ltd	179,340	3,126
Chevron Corp	195,082	17,407
ConocoPhillips	123,466	5,188
Devon Energy Corp	111,278	1,262
HollyFrontier Corp	93,807	2,739
Marathon Petroleum Corp	237,085	8,862
Phillips 66	60,132	4,323
Valero Energy Corp	79,375	4,669

		51,787

Financials — 14.6%
Aflac Inc	237,177	8,545
Allstate Corp/The	21,401	2,076
American International Group Inc	177,691	5,540
Ameriprise Financial Inc	25,787	3,869
Annaly Capital Management Inc ‡	628,068	4,120
Assured Guaranty Ltd	13,999	342
Banco Santander SA ADR *(A)	543,339	1,309
Bank of America Corp	1,126,115	26,745

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of New York Mellon Corp/The	40,826	$1,578
Berkshire Hathaway Inc, Cl B *	119,081	21,257
BlackRock Inc	3,595	1,956
Capital One Financial Corp	111,830	6,999
Charles Schwab Corp/The	230,432	7,775
Citigroup Inc	382,822	19,562
Citizens Financial Group Inc	91,232	2,303
Comerica Inc	44,417	1,692
Discover Financial Services	58,411	2,926
Essent Group Ltd	54,272	1,968
Everest Re Group Ltd	6,429	1,326
Fifth Third Bancorp	218,622	4,215
First Republic Bank/CA	120,561	12,778
Goldman Sachs Group Inc/The	9,444	1,866
Hartford Financial Services Group Inc/The	43,878	1,691
Intercontinental Exchange Inc	50,100	4,589
JPMorgan Chase & Co	174,688	16,431
KeyCorp	155,139	1,890
KKR & Co Inc (A)	55,247	1,706
Lincoln National Corp	51,216	1,884
Markel Corp *	14,103	13,020
Marsh & McLennan Cos Inc	117,100	12,573
MetLife Inc	13,335	487
MFA Financial Inc *‡	177,344	442
Moody’s Corp	39,148	10,755
Morgan Stanley	105,879	5,114
PNC Financial Services Group Inc/The	13,677	1,439
Popular Inc	29,221	1,086
Progressive Corp/The	35,138	2,815
Prudential Financial Inc	6,456	393
Radian Group Inc	76,931	1,193
Regions Financial Corp	253,557	2,820
Reinsurance Group of America Inc, Cl A	5,459	428
S&P Global Inc	46,292	15,252
SLM Corp	347,020	2,440
State Street Corp	203,141	12,910
T Rowe Price Group Inc	13,139	1,623
Truist Financial Corp	53,838	2,022
Two Harbors Investment Corp ‡	494,781	2,494
Unum Group	26,895	446
US Bancorp	217,613	8,013
Voya Financial Inc	83,766	3,908
Wells Fargo & Co	361,953	9,266
Willis Towers Watson PLC	46,242	9,107
Zions Bancorp NA	111,259	3,783

		292,767

Health Care — 17.0%
Abbott Laboratories	247,700	22,647
AbbVie Inc	71,579	7,028
Agilent Technologies Inc	47,500	4,198
Alexion Pharmaceuticals Inc *	48,114	5,400

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AmerisourceBergen Corp, Cl A	106,610	$10,743
Amgen Inc, Cl A	97,998	23,114
AstraZeneca PLC ADR	32,144	1,700
Baxter International Inc	4,737	408
Becton Dickinson and Co	66,732	15,967
Biogen Inc *	23,602	6,315
BioMarin Pharmaceutical Inc *	3,839	474
Boston Scientific Corp *	133,317	4,681
Bristol-Myers Squibb Co	224,491	13,200
Cardinal Health Inc	43,195	2,254
CVS Health Corp	315,444	20,494
Danaher Corp, Cl A	57,686	10,201
DaVita Inc *	5,590	442
DexCom Inc *	6,345	2,572
Gilead Sciences Inc	46,652	3,589
Guardant Health Inc *	37,797	3,067
GW Pharmaceuticals ADR *(A)	9,721	1,193
HCA Healthcare Inc *	41,019	3,981
Hill-Rom Holdings Inc	6,314	693
Humana Inc	26,657	10,336
Jazz Pharmaceuticals PLC *	41,757	4,607
Johnson & Johnson	233,859	32,888
McKesson Corp	30,243	4,640
Medtronic PLC	11,219	1,029
Merck & Co Inc	432,144	33,418
Mettler-Toledo International Inc *	9,566	7,706
Mylan NV *	134,041	2,155
Pfizer Inc	332,936	10,887
Regeneron Pharmaceuticals Inc *	6,394	3,988
Teleflex Inc	37,086	13,499
UnitedHealth Group Inc	91,118	26,875
Veeva Systems Inc, Cl A *	4,182	980
Vertex Pharmaceuticals Inc *	41,414	12,023
Zimmer Biomet Holdings Inc	97,355	11,620

		341,012

Industrials — 8.7%
3M Co	36,960	5,765
AGCO Corp	49,960	2,771
Allison Transmission Holdings Inc	79,368	2,919
American Airlines Group Inc *(A)	48,305	631
AMETEK Inc	101,819	9,099
Chart Industries Inc *	86,320	4,186
Cintas Corp	13,785	3,672
Cummins Inc	50,838	8,808
Delta Air Lines Inc, Cl A *	48,933	1,372
FedEx Corp	37,387	5,242
Fortive Corp	150,927	10,212
HD Supply Holdings Inc *	26,641	923
Honeywell International Inc	158,289	22,887
Howmet Aerospace Inc *	239,542	3,797
Huntington Ingalls Industries Inc, Cl A	17,890	3,122

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Illinois Tool Works Inc	56,744	$9,922
L3Harris Technologies Inc	55,396	9,399
ManpowerGroup Inc	29,203	2,008
MasTec Inc *	28,869	1,295
Raytheon Technologies Corp	26,236	1,617
Rockwell Automation Inc	33,135	7,058
Roper Technologies Inc	36,218	14,062
Spirit AeroSystems Holdings Inc, Cl A	42,044	1,006
Stanley Black & Decker Inc	88,404	12,322
Textron Inc	87,866	2,892
Timken Co/The	71,299	3,243
TransDigm Group Inc *	15,792	6,981
Uber Technologies Inc *	72,587	2,256
Union Pacific Corp	11,599	1,961
United Airlines Holdings Inc *	69,773	2,415
WW Grainger Inc	33,540	10,537

		174,380

Information Technology — 21.4%
Adobe Inc *	64,081	27,895
Akamai Technologies Inc *	3,812	408
Amphenol Corp, Cl A	28,176	2,700
Apple Inc	149,747	54,628
Applied Materials Inc	146,722	8,869
Arista Networks Inc *	11,749	2,468
Avalara Inc *	18,228	2,426
Cadence Design Systems Inc *	23,522	2,257
Ciena Corp *	15,757	853
Cisco Systems Inc	151,519	7,067
Crowdstrike Holdings, Cl A *	9,997	1,003
Dropbox Inc, Cl A *	22,627	493
DXC Technology Co *	23,705	391
Fidelity National Information Services Inc, Cl B	84,653	11,351
Fiserv Inc, Cl A *	53,932	5,265
Fortinet Inc *	13,607	1,868
Global Payments Inc	51,988	8,818
Hewlett Packard Enterprise Co	376,685	3,665
HP Inc	130,088	2,267
Intel Corp	218,464	13,071
International Business Machines Corp	30,665	3,703
Intuit Inc	80,673	23,895
IPG Photonics Corp *	22,061	3,538
Keysight Technologies Inc *	32,563	3,282
KLA Corp	2,073	403
Lam Research Corp	30,248	9,784
Marvell Technology Group Ltd	114,440	4,012
Microchip Technology Inc (A)	177,073	18,648
Micron Technology Inc *	39,443	2,032
Microsoft Corp	266,156	54,165
Motorola Solutions Inc	99,922	14,002
NVIDIA Corp	18,136	6,890

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NXP Semiconductors NV	51,083	$5,826
ON Semiconductor Corp *	128,798	2,553
Oracle Corp, Cl B	102,994	5,692
PayPal Holdings Inc *	90,356	15,743
Qorvo Inc *	14,011	1,549
QUALCOMM Inc	152,500	13,910
salesforce.com *	89,011	16,674
SAP ADR (A)	86,851	12,159
Seagate Technology PLC	77,003	3,728
Teradyne Inc	23,215	1,962
VeriSign Inc *	13,293	2,749
Visa Inc, Cl A (A)	139,382	26,924
Vishay Intertechnology Inc	103,407	1,579
Xerox Holdings Corp	107,849	1,649
Xilinx Inc	154,939	15,244

		430,058

Materials — 3.5%
Air Products and Chemicals Inc	40,718	9,832
Alcoa Corp *	43,089	484
Arconic *	27,167	378
Avery Dennison Corp	85,229	9,724
Ball Corp	29,883	2,077
Cabot Corp	15,424	571
Celanese Corp, Cl A	16,495	1,424
Corteva Inc	117,872	3,158
Crown Holdings Inc *	47,335	3,083
Domtar Corp *	33,879	715
DuPont de Nemours Inc	38,689	2,056
Eastman Chemical Co	83,258	5,798
Ecolab Inc	36,376	7,237
Freeport-McMoRan Inc, Cl B *	199,993	2,314
Huntsman Corp	204,320	3,672
International Paper Co	15,111	532
Linde PLC	25,508	5,410
LyondellBasell Industries NV, Cl A	19,075	1,254
Newmont Corp	40,955	2,529
Reliance Steel & Aluminum Co	27,414	2,602
Sherwin-Williams Co/The, Cl A	6,519	3,767
Steel Dynamics Inc	59,487	1,552

		70,169

Real Estate — 2.7%
Alexandria Real Estate Equities Inc ‡	25,795	4,185
American Tower Corp, Cl A ‡	46,120	11,924
Crown Castle International Corp ‡	122,688	20,532
Diversified Healthcare Trust ‡	153,836	681
Gaming and Leisure Properties Inc ‡	75,663	2,618
Host Hotels & Resorts Inc *‡	207,379	2,237
Invitation Homes Inc ‡	55,684	1,533
Medical Properties Trust Inc ‡	194,973	3,665
Omega Healthcare Investors Inc ‡	81,222	2,415
Service Properties Trust ‡	131,179	930

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VEREIT Inc ‡	676,613	$4,351

		55,071

Utilities — 3.0%
American Electric Power Co Inc	138,499	11,030
Exelon Corp	176,189	6,394
FirstEnergy Corp	231,585	8,981
NextEra Energy Inc	74,829	17,972
NRG Energy Inc	128,011	4,168
PPL Corp	273,006	7,054
Vistra Energy Corp	241,061	4,489

		60,088

Total Common Stock (Cost $1,525,156) ($ Thousands)		1,981,946

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 2.5%
SEI Liquidity Fund, L.P.
0.190% **†(B)	49,557,690	$49,586

Total Affiliated Partnership (Cost $49,570) ($ Thousands)		49,586

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	23,250,764	23,251

Total Cash Equivalent (Cost $23,251) ($ Thousands)		23,251

Total Investments in Securities — 102.4% (Cost $1,597,977) ($ Thousands)		$2,054,783

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
S&P 500 Index E-MINI	81	Sep-2020	$12,475	$12,515	$40
S&P Mid Cap 400 Index E-MINI	5	Sep-2020	878	890	11

			$13,353	$13,405	$51

Percentages are based on Net Assets of $2,007,169 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $49,057 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $49,586 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the levels of inputs used as of June 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,981,946	–	–	1,981,946
Affiliated Partnership	–	49,586	–	49,586
Cash Equivalent	23,251	–	–	23,251

Total Investments in Securities	2,005,197	49,586	–	2,054,783

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	51	–	–	51

Total Other Financial Instruments	51	–	–	51

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/20	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$29,711	$268,407	$(248,541)	$3	$6	$49,586	49,557,690	$225	$—
SEI Daily Income Trust, Government Fund, Cl F	22,022	346,429	(345,200)	—	—	23,251	23,250,764	139	—

Totals	$51,733	$614,836	$(593,741)	$3	$6	$72,837		$364	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Communication Services — 8.8%
AT&T Inc	1,203,777	$36,390
BCE Inc	348,931	14,575
Comcast Corp, Cl A	260,031	10,136
Facebook Inc, Cl A *	31,793	7,219
Fox Corp	198,453	5,322
News Corp, Cl A	130,903	1,553
Omnicom Group Inc	27,325	1,492
TEGNA Inc	444,062	4,947
Telephone and Data Systems Inc	215,718	4,288
Verizon Communications Inc	316,871	17,469
ViacomCBS Inc, Cl B (A)	186,441	4,348

		107,739

Consumer Discretionary — 8.7%
Best Buy Co Inc	77,683	6,779
BorgWarner Inc	94,863	3,349
Brinker International Inc *	10,092	242
Carnival Corp *(A)	56,355	925
Darden Restaurants Inc *	26,575	2,014
Dick’s Sporting Goods Inc	53,663	2,214
eBay Inc	173,692	9,110
Foot Locker Inc, Cl A *	45,272	1,320
Ford Motor Co *	192,027	1,168
General Motors Co *	317,734	8,039
Genuine Parts Co	148,224	12,889
Kohl’s Corp *	74,571	1,549
Lear Corp *	29,170	3,180
Lowe’s Cos Inc	74,187	10,024
Magna International Inc, Cl A	43,734	1,947
PulteGroup Inc	218,446	7,434
Royal Caribbean Cruises Ltd *	22,352	1,124
Target Corp, Cl A	225,214	27,010
Ulta Beauty Inc *	9,153	1,862
Whirlpool Corp	24,943	3,231
Wyndham Destinations Inc	32,026	903

		106,313

Consumer Staples — 7.9%
Altria Group Inc	115,619	4,538
Bunge Ltd	9,164	377
Diageo PLC ADR	56,516	7,595
Ingredion Inc	59,066	4,903
J M Smucker Co/The	17,876	1,891
Kimberly-Clark Corp	80,762	11,416
Kraft Heinz Co/The	15,472	493
Kroger Co/The	359,813	12,180
Molson Coors Beverage Co, Cl B *	144,940	4,980
Philip Morris International Inc	191,025	13,383
Procter & Gamble Co/The	47,199	5,644
Tyson Foods Inc, Cl A	95,968	5,730
Unilever NV	170,393	9,077
Walgreens Boots Alliance Inc	209,256	8,870

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walmart Inc	48,437	$5,802

		96,879

Energy — 5.2%
BP PLC ADR	115,758	2,699
Canadian Natural Resources Ltd	127,419	2,221
Chevron Corp	191,290	17,069
ConocoPhillips	373,150	15,680
Devon Energy Corp	48,922	555
Exxon Mobil Corp	204,967	9,166
HollyFrontier Corp	57,278	1,673
Marathon Petroleum Corp	110,365	4,125
Phillips 66	78,499	5,644
Valero Energy Corp	81,802	4,812

		63,644

Financials — 18.2%
Aflac Inc	56,611	2,040
Allstate Corp/The	28,021	2,718
Ameriprise Financial Inc	31,652	4,749
Annaly Capital Management Inc ‡	770,812	5,057
Banco Santander SA ADR *(A)	443,778	1,070
Bank of America Corp	873,662	20,749
Bank of New York Mellon Corp/The	147,189	5,689
Berkshire Hathaway Inc, Cl B *	56,375	10,064
BlackRock Inc	5,251	2,857
Capital One Financial Corp	64,200	4,018
Charles Schwab Corp/The	39,903	1,346
Chubb Ltd	86,696	10,977
Citigroup Inc	489,776	25,028
Citizens Financial Group Inc	131,190	3,311
Comerica Inc	47,951	1,827
Discover Financial Services	64,266	3,219
Essent Group Ltd	27,767	1,007
Everest Re Group Ltd	9,521	1,963
Fifth Third Bancorp	158,023	3,047
Goldman Sachs Group Inc/The	14,352	2,836
Hartford Financial Services Group Inc/The	29,553	1,139
JPMorgan Chase & Co	307,802	28,952
KeyCorp	125,944	1,534
KKR & Co Inc (A)	54,802	1,692
Lincoln National Corp	50,085	1,843
MetLife Inc	42,153	1,539
MFA Financial Inc *‡	186,119	463
Morgan Stanley	292,933	14,149
PNC Financial Services Group Inc/The	28,629	3,012
Popular Inc	58,412	2,171
Principal Financial Group Inc, Cl A	25,832	1,073
Prudential Financial Inc	54,813	3,338
Radian Group Inc	85,088	1,320
Regions Financial Corp	211,042	2,347
Reinsurance Group of America Inc, Cl A	5,254	412
SLM Corp	288,409	2,028

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
State Street Corp	31,570	$2,006
Synchrony Financial	80,573	1,786
T Rowe Price Group Inc	27,970	3,454
Travelers Cos Inc/The	47,402	5,406
Truist Financial Corp	286,092	10,743
Two Harbors Investment Corp ‡	555,380	2,799
Voya Financial Inc	91,291	4,259
Wells Fargo & Co	347,438	8,894
Zions Bancorp NA	57,793	1,965

		221,896

Health Care — 14.0%
AbbVie Inc	34,395	3,377
Alexion Pharmaceuticals Inc *	35,585	3,994
AmerisourceBergen Corp, Cl A	20,993	2,115
Amgen Inc, Cl A	14,314	3,376
AstraZeneca PLC ADR	22,578	1,194
Baxter International Inc	12,980	1,118
Biogen Inc *	8,371	2,240
Bristol-Myers Squibb Co	128,827	7,575
Cardinal Health Inc	79,800	4,165
CVS Health Corp	109,035	7,084
Eli Lilly and Co	80,373	13,196
Gilead Sciences Inc	71,804	5,525
HCA Healthcare Inc *	35,322	3,428
Hill-Rom Holdings Inc	2,238	246
Jazz Pharmaceuticals PLC *	55,360	6,108
Johnson & Johnson	192,987	27,140
McKesson Corp	47,448	7,279
Medtronic PLC	87,662	8,039
Merck & Co Inc	253,239	19,583
Mylan NV *	14,422	232
Novartis AG ADR	157,220	13,731
Pfizer Inc	890,108	29,106
Regeneron Pharmaceuticals Inc *	1,946	1,214
Zimmer Biomet Holdings Inc	2,048	244

		171,309

Industrials — 9.1%
3M Co	61,376	9,574
AGCO Corp	40,664	2,255
Allison Transmission Holdings Inc	68,559	2,522
Chart Industries Inc *	81,154	3,935
Cummins Inc	49,555	8,586
Delta Air Lines Inc, Cl A *	79,645	2,234
FedEx Corp	28,164	3,949
General Dynamics Corp	81,460	12,175
HD Supply Holdings Inc *	62,539	2,167
Howmet Aerospace Inc *	86,815	1,376
Huntington Ingalls Industries Inc, Cl A	15,906	2,776
Johnson Controls International plc	445,776	15,219
Landstar System Inc	10,205	1,146
ManpowerGroup Inc	55,146	3,791

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MasTec Inc *	14,838	$666
PACCAR Inc	39,340	2,945
Raytheon Technologies Corp	209,293	12,896
Robert Half International Inc	36,725	1,940
Siemens AG ADR	197,944	11,677
Southwest Airlines Co, Cl A *	19,635	671
Spirit AeroSystems Holdings Inc, Cl A	43,367	1,038
Textron Inc	70,021	2,304
Timken Co/The	50,058	2,277
Trane Technologies PLC	18,585	1,654
United Airlines Holdings Inc *	55,557	1,923

		111,696

Information Technology — 10.9%
Amdocs Ltd	98,170	5,977
Applied Materials Inc	58,996	3,566
Arista Networks Inc *	10,124	2,126
Cisco Systems Inc	454,793	21,212
Cognizant Technology Solutions Corp, Cl A	11,352	645
Corning Inc, Cl B	8,755	227
DXC Technology Co *	267,561	4,415
Hewlett Packard Enterprise Co	577,275	5,617
HP Inc	457,169	7,968
Intel Corp	617,374	36,937
International Business Machines Corp	45,435	5,487
IPG Photonics Corp *	15,472	2,482
Lam Research Corp	10,861	3,513
Marvell Technology Group Ltd	109,822	3,850
Micron Technology Inc *	52,378	2,698
Microsoft Corp	52,537	10,692
ON Semiconductor Corp *	30,225	599
Oracle Corp, Cl B	192,593	10,645
Seagate Technology PLC	62,503	3,026
Western Union Co/The	39,586	856
Xerox Holdings Corp	50,773	776

		133,314

Materials — 5.6%
Alcoa Corp *	33,965	382
Arconic *	21,703	302
Cabot Corp	38,287	1,419
Celanese Corp, Cl A	55,215	4,767
Corteva Inc	148,785	3,986
Crown Holdings Inc *	83,664	5,449
Dow Inc	151,453	6,173
DuPont de Nemours Inc	34,755	1,847
Eastman Chemical Co	107,242	7,468
Freeport-McMoRan Inc, Cl B *	258,033	2,986
Huntsman Corp	239,010	4,295
International Paper Co	154,588	5,443
LyondellBasell Industries NV, Cl A	43,433	2,854
NewMarket Corp	1,850	741
Newmont Corp	82,239	5,077

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
O-I Glass Inc, Cl I *	147,628	$1,326
PPG Industries Inc	36,593	3,881
Reliance Steel & Aluminum Co	42,909	4,073
Steel Dynamics Inc	124,165	3,240
Westrock Co	77,285	2,184

		67,893

Real Estate — 3.0%
Boston Properties Inc ‡	34,139	3,086
Gaming and Leisure Properties Inc ‡	69,556	2,407
Healthpeak Properties Inc ‡	409,404	11,283
Host Hotels & Resorts Inc *‡	254,350	2,744
Jones Lang LaSalle Inc *	5,574	577
Medical Properties Trust Inc ‡	12,082	227
Omega Healthcare Investors Inc ‡	58,810	1,748
VEREIT Inc ‡	653,137	4,200
Welltower Inc ‡	195,497	10,117

		36,389

Utilities — 5.9%
Consolidated Edison Inc	85,841	6,175
Duke Energy Corp	112,530	8,990
Exelon Corp	252,210	9,153
FirstEnergy Corp	146,597	5,685
MDU Resources Group Inc	168,123	3,729
NextEra Energy Inc	96,149	23,092

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NRG Energy Inc	83,057	$2,704
PPL Corp	207,666	5,366
Vistra Energy Corp	400,666	7,460
		72,354

Total Common Stock (Cost $1,082,525) ($ Thousands)		1,189,426

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P.
0.190% **†(B)	3,674,865	3,673

Total Affiliated Partnership (Cost $3,676) ($ Thousands)		3,673

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	28,765,349	28,765

Total Cash Equivalent (Cost $28,765) ($ Thousands)		28,765

Total Investments in Securities — 100.0% (Cost $1,114,966) ($ Thousands)		$1,221,864

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	87	Sep-2020	$13,514	$13,442	$(72)
S&P Mid Cap 400 Index E-MINI	68	Sep-2020	12,132	12,098	(34)

			$25,646	$25,540	$(106)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Value Fund (Continued)

Percentages are based on Net Assets of $1,221,733 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $3,583 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $3,673 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,189,426	–	–	1,189,426
Affiliated Partnership	–	3,673	–	3,673
Cash Equivalent	28,765	–	–	28,765

Total Investments in Securities	1,218,191	3,673	–	1,221,864

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(106)	–	–	(106)

Total Other Financial Instruments	(106)	–	–	(106)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 899	$128,152	$(125,377)	$3	$(4)	$3,673	3,674,865	$115	$—
SEI Daily Income Trust, Government Fund, Cl F	17,909	228,485	(217,629)	—	—	28,765	28,765,349	116	—

Totals	$18,808	$356,637	$(343,006)	$3	$(4)	$32,438		$231	$—

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.1%

Communication Services — 10.3%
Alphabet Inc, Cl A *	23,773	$33,711
Alphabet Inc, Cl C *	20,087	28,395
Facebook Inc, Cl A *	219,606	49,866
IAC/InterActiveCorp *	961	311
Match Group Inc *(A)	3,403	364
Netflix Inc *	17,488	7,958
Pinterest Inc, Cl A *	47,186	1,046
Sea ADR *(A)	79,898	8,568
Spotify Technology SA *	1,175	303
T-Mobile US Inc *	195,466	20,358
Zynga Inc, Cl A *	31,700	303

		151,183

Consumer Discretionary — 14.8%
Alibaba Group Holding ADR *	110,343	23,801
Amazon.com Inc, Cl A *	32,715	90,255
Aptiv PLC	20,906	1,629
AutoZone Inc *	19,578	22,086
Best Buy Co Inc	3,676	321
Booking Holdings Inc *	153	244
Dick’s Sporting Goods Inc	7,339	303
Dunkin’ Brands Group Inc	4,526	295
eBay Inc	62,382	3,272
Garmin Ltd	3,001	293
Lennar Corp, Cl A	113,243	6,978
Lowe’s Cos Inc	151,316	20,446
Lululemon Athletica Inc *	36,963	11,533
MercadoLibre Inc *	1,992	1,964
NIKE Inc, Cl B	91,789	9,000
PulteGroup Inc	9,420	320
Starbucks Corp	71,749	5,280
Target Corp, Cl A	2,384	286
Tesla Inc *	4,476	4,833
TJX Cos Inc/The	233,855	11,823
Williams-Sonoma Inc	3,472	285
Yum China Holdings Inc	5,939	285

		215,532

Consumer Staples — 4.5%
Colgate-Palmolive Co	149,839	10,977
Estee Lauder Cos Inc/The, Cl A	2,480	468
Kroger Co/The	140,987	4,772
Monster Beverage Corp *	47,478	3,291
Nu Skin Enterprises Inc, Cl A	7,807	299
PepsiCo Inc	189,172	25,020
Philip Morris International Inc	30,584	2,143
Procter & Gamble Co/The	96,901	11,586
Sprouts Farmers Market Inc *	74,098	1,896
US Foods Holding Corp *	268,473	5,294

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walmart Inc	2,350	$282

		66,028

Financials — 6.0%
Allstate Corp/The	8,983	871
Apollo Global Management Inc, Cl A	74,656	3,727
CME Group Inc	34,715	5,643
FactSet Research Systems Inc	23,954	7,868
Intercontinental Exchange Inc	89,502	8,198
Moody’s Corp	74,332	20,421
Morgan Stanley	53,831	2,600
MSCI Inc, Cl A	35,500	11,851
New York Community Bancorp Inc	31,282	319
Progressive Corp/The	41,117	3,294
S&P Global Inc	41,449	13,657
T Rowe Price Group Inc	11,693	1,444
US Bancorp	196,937	7,251

		87,144

Health Care — 14.8%
Abbott Laboratories	59,028	5,397
AbbVie Inc	22,626	2,221
Align Technology Inc *	20,509	5,629
Amgen Inc, Cl A	1,229	290
Baxter International Inc	3,501	301
Becton Dickinson and Co	63,917	15,293
BioMarin Pharmaceutical Inc *	66,807	8,240
Boston Scientific Corp *	261,474	9,180
Bristol-Myers Squibb Co	16,200	953
Catalent Inc *	70,974	5,202
Centene Corp *	4,081	259
Danaher Corp, Cl A	107,411	18,994
DaVita Inc *	3,848	305
DexCom Inc *	12,441	5,044
Guardant Health Inc *	49,485	4,015
GW Pharmaceuticals PLC ADR *(A)	31,164	3,824
Humana Inc	744	289
IDEXX Laboratories Inc *	952	314
Insulet Corp *	1,479	287
Johnson & Johnson	118,103	16,609
McKesson Corp	1,868	287
Merck & Co Inc	207,456	16,043
Mettler-Toledo International Inc *	13,694	11,031
Neurocrine Biosciences Inc *	53,662	6,547
Stryker Corp	33,771	6,085
Teleflex Inc	14,290	5,201
UnitedHealth Group Inc	150,162	44,290
Varian Medical Systems Inc *	63,067	7,727
Veeva Systems Inc, Cl A *	10,214	2,394
Vertex Pharmaceuticals Inc *	49,434	14,351

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoetis Inc, Cl A	2,135	$293

		216,895

Industrials — 4.9%
Carrier Global Corp	261,858	5,818
Cintas Corp	23,385	6,229
CoStar Group Inc *	1,960	1,393
Graco Inc	161,595	7,755
Honeywell International Inc	53,123	7,681
Howmet Aerospace Inc	12,449	197
L3Harris Technologies Inc	32,031	5,435
Lockheed Martin Corp	24,565	8,964
Middleby Corp/The *	67,165	5,302
Nordson Corp	1,545	293
Otis Worldwide Corp	103,519	5,886
Robert Half International Inc	5,093	269
Rockwell Automation Inc	1,392	297
Trane Technologies PLC	54,646	4,862
TransDigm Group Inc	5,441	2,405
TransUnion	3,351	292
Uber Technologies Inc *	9,446	294
Union Pacific Corp	51,112	8,641

		72,013

Information Technology — 40.7%
Adobe Inc *	76,850	33,454
Advanced Micro Devices Inc *	68,950	3,627
Akamai Technologies Inc *	2,572	275
Analog Devices Inc	110,620	13,566
Apple Inc	268,100	97,803
Applied Materials Inc	335,470	20,279
Avalara Inc *	40,856	5,438
Booz Allen Hamilton Holding Corp, Cl A	3,926	305
Broadcom Inc	35,661	11,255
Cadence Design Systems Inc *	21,175	2,032
Ciena Corp *	40,153	2,175
Crowdstrike Holdings Inc, Cl A *	21,164	2,123
Dropbox Inc, Cl A *	12,708	277
EPAM Systems Inc *	18,381	4,632
Fidelity National Information Services Inc, Cl B	178,473	23,931
Fiserv Inc, Cl A *	108,967	10,637
Fortinet Inc *	15,566	2,137
GoDaddy Inc, Cl A *	9,562	701
Intuit Inc	48,626	14,403
Keysight Technologies Inc *	33,734	3,400
KLA Corp	40,448	7,866
Lam Research Corp	22,927	7,416
Manhattan Associates Inc *	3,132	295
Mastercard Inc, Cl A	108,595	32,112
Microsoft Corp	667,116	135,765
NortonLifeLock Inc	14,235	282
Nutanix Inc, Cl A *	12,579	298

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NVIDIA Corp	44,236	$16,806
NXP Semiconductors NV	128,870	14,696
Oracle Corp, Cl B	328,058	18,132
Palo Alto Networks Inc *	22,343	5,131
Paychex Inc	3,579	271
Paycom Software Inc *	22,685	7,026
PayPal Holdings Inc *	130,520	22,740
Pure Storage Inc, Cl A *	251,635	4,361
Qorvo Inc *	59,230	6,547
salesforce.com *	83,791	15,697
ServiceNow Inc *	22,877	9,267
Teradyne Inc	6,504	550
VeriSign Inc *	6,837	1,414
Visa Inc, Cl A (A)	187,887	36,294

		595,416

Materials — 2.5%
Air Products and Chemicals Inc	1,218	294
Ball Corp	4,175	290
Ecolab Inc	32,227	6,411
Linde PLC	30,300	6,427
Reliance Steel & Aluminum Co	2,770	263
Sherwin-Williams Co/The, Cl A	39,837	23,020

		36,705

Real Estate — 0.6%
Crown Castle International Corp ‡	45,309	7,583
Invitation Homes Inc ‡	20,458	563

		8,146

Total Common Stock (Cost $806,555) ($ Thousands)		1,449,062

AFFILIATED PARTNERSHIP — 3.3%
SEI Liquidity Fund, L.P.
0.190% **†(B)	48,020,304	48,038

Total Affiliated Partnership (Cost $48,033) ($ Thousands)		48,038

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	13,957,738	13,958

Total Cash Equivalent (Cost $13,958) ($ Thousands)		13,958

Total Investments in Securities — 103.4% (Cost $868,546) ($ Thousands)		$1,511,058

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Growth Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

S&P 500 Index E-MINI	45	Sep-2020	$6,962	$6,953	$(9)

Percentages are based on Net Assets of $1,462,037 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $47,296 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $48,038 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Growth Fund (Concluded)

The following is a list of the levels of inputs used as of June 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,449,062	–	–	1,449,062
Affiliated Partnership	–	48,038	–	48,038
Cash Equivalent	13,958	–	–	13,958

Total Investments in Securities	1,463,020	48,038	–	1,511,058

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(9)	–	–	(9)

Total Other Financial Instruments	(9)	–	–	(9)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value at 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 5,992	$188,655	$(146,620)	$7	$4	$48,038	48,020,304	$72	$—
SEI Daily Income Trust, Government Fund, Cl F	16,366	281,489	(283,897)	—	—	13,958	13,957,738	107	—

Totals	$22,358	$470,144	$(430,517)	$7	$4	$61,996		$179	$—

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Communication Services — 9.9%
Activision Blizzard Inc	16,708	$1,268
Alphabet Inc, Cl A *	6,622	9,390
Alphabet Inc, Cl C *	6,537	9,241
Altice USA Inc, Cl A *	6,400	144
AT&T Inc	156,729	4,738
Cable One Inc	112	199
CenturyLink Inc	24,895	250
Charter Communications Inc, Cl A *	3,268	1,667
Comcast Corp, Cl A	100,043	3,900
Discovery Inc, Cl A *	3,600	76
Discovery Inc, Cl C *	7,117	137
DISH Network Corp, Cl A *	5,811	201
Electronic Arts Inc *	6,269	828
Facebook Inc, Cl A *	52,974	12,029
Fox Corp	11,031	296
GCI Liberty Inc *	2,200	156
IAC/InterActiveCorp *	1,620	524
Interpublic Group of Cos Inc/The	8,700	149
John Wiley & Sons Inc, Cl A	900	35
Liberty Broadband Corp, Cl A *	500	61
Liberty Broadband Corp, Cl C *	2,387	296
Liberty Media Corp-Liberty Formula One, Cl A *	500	15
Liberty Media Corp-Liberty Formula One, Cl C *	4,400	140
Liberty Media Corp-Liberty SiriusXM *	6,498	224
Lions Gate Entertainment Corp, Cl A *	300	2
Lions Gate Entertainment Corp, Cl B *	3,000	20
Live Nation Entertainment Inc *	2,690	119
Madison Square Garden Entertainment Corp *	407	31
Madison Square Garden Sports Corp *	407	60
Match Group Inc *(A)	1,200	128
Netflix Inc *	9,387	4,272
New York Times Co/The, Cl A	3,500	147
News Corp, Cl A	8,800	104
News Corp, Cl B	2,300	27
Nexstar Media Group Inc, Cl A	900	75
Omnicom Group Inc	4,726	258
Pinterest, Cl A *	8,800	195
Roku Inc, Cl A *	2,200	256
Sirius XM Holdings Inc	28,718	169
Spotify Technology *	2,860	738
Take-Two Interactive Software Inc, Cl A *	2,487	347
Telephone and Data Systems Inc	1,800	36
T-Mobile US Inc *	11,278	1,175
TripAdvisor Inc	2,000	38
Twitter Inc *	16,980	506
United States Cellular Corp *	645	20
Verizon Communications Inc	91,029	5,018
ViacomCBS Inc	19	—

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ViacomCBS Inc, Cl B	12,092	$282
Walt Disney Co/The	39,677	4,424
World Wrestling Entertainment Inc, Cl A	900	39
Zillow Group Inc, Cl A *	1,300	75
Zillow Group Inc, Cl C *	3,000	173
Zynga Inc, Cl A *	19,600	187

		64,885

Consumer Discretionary — 10.9%
Advance Auto Parts Inc	1,475	210
Amazon.com Inc, Cl A *	9,354	25,806
Aptiv PLC	6,014	469
Aramark	5,800	131
AutoNation Inc *	1,200	45
AutoZone Inc *	520	587
Best Buy Co Inc	4,980	435
Booking Holdings Inc *	897	1,428
BorgWarner Inc	4,700	166
Bright Horizons Family Solutions Inc *	1,200	141
Brunswick Corp/DE	1,900	122
Burlington Stores Inc *	1,453	286
Caesars Entertainment Corp *	13,407	163
Capri Holdings Ltd *	3,500	55
CarMax Inc *	3,600	322
Carnival Corp (A)	9,427	155
Carter’s Inc	1,000	81
Carvana Co, Cl A *	1,100	132
Chegg Inc *	2,700	182
Chipotle Mexican Grill Inc, Cl A *	653	687
Choice Hotels International Inc	728	57
Columbia Sportswear Co	600	48
Darden Restaurants Inc	2,933	222
Dick’s Sporting Goods Inc	1,292	53
Dollar General Corp	5,696	1,085
Dollar Tree Inc *	5,318	493
Domino’s Pizza Inc	939	347
DR Horton Inc	7,500	416
Dunkin’ Brands Group Inc	1,914	125
eBay Inc	14,606	766
Etsy Inc *	2,600	276
Expedia Group Inc	2,943	242
Extended Stay America Inc	3,600	40
Five Below Inc *	1,283	137
Floor & Decor Holdings Inc, Cl A *	1,500	86
Foot Locker Inc, Cl A	2,500	73
Ford Motor Co	86,885	528
frontdoor Inc *	1,694	75
Gap Inc/The	4,000	51
Garmin Ltd	3,200	312
General Motors Co	27,691	701
Gentex Corp	5,435	140
Genuine Parts Co	3,076	268

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Graham Holdings Co, Cl B	78	$27
Grand Canyon Education Inc *	1,100	100
Grubhub Inc *	2,100	148
H&R Block Inc	4,500	64
Hanesbrands Inc	8,400	95
Harley-Davidson Inc, Cl A	3,400	81
Hasbro Inc	2,802	210
Hilton Worldwide Holdings Inc	6,037	443
Home Depot Inc/The	23,635	5,921
Hyatt Hotels Corp, Cl A	694	35
Kohl’s Corp	3,325	69
L Brands Inc	5,300	79
Las Vegas Sands Corp	7,346	335
Lear Corp	1,350	147
Leggett & Platt Inc	3,100	109
Lennar Corp, Cl A	6,128	378
Lennar Corp, Cl B	250	12
LKQ Corp *	6,489	170
Lowe’s Cos Inc	16,615	2,245
Lululemon Athletica Inc *	2,593	809
Marriott International Inc/MD, Cl A	6,082	521
Mattel Inc *	8,100	78
McDonald’s Corp	16,326	3,012
MGM Resorts International	10,653	179
Mohawk Industries Inc *	1,359	138
Newell Brands Inc, Cl B	7,870	125
NIKE Inc, Cl B	26,643	2,612
Nordstrom Inc	2,700	42
Norwegian Cruise Line Holdings Ltd *	5,800	95
NVR Inc *	77	251
Ollie’s Bargain Outlet Holdings Inc *	1,200	117
O’Reilly Automotive Inc *	1,670	704
Peloton Interactive Inc, Cl A *	2,100	121
Penske Automotive Group Inc, Cl A	800	31
Planet Fitness Inc, Cl A *	1,800	109
Polaris Inc	1,231	114
Pool Corp	867	236
PulteGroup Inc	5,600	191
PVH Corp	1,649	79
Qurate Retail Inc *	9,165	87
Ralph Lauren Corp, Cl A	936	68
Ross Stores Inc	7,944	677
Royal Caribbean Cruises Ltd	3,636	183
Service Corp International/US	3,800	148
ServiceMaster Global Holdings Inc *	3,200	114
Six Flags Entertainment Corp	1,900	37
Skechers U.S.A. Inc, Cl A *	3,032	95
Starbucks Corp	25,721	1,893
Tapestry Inc	5,608	74
Target Corp, Cl A	10,915	1,309
Tempur Sealy International Inc *	900	65
Tesla Inc *	3,262	3,522

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thor Industries Inc	1,200	$128
Tiffany & Co	2,649	323
TJX Cos Inc/The	27,044	1,367
Toll Brothers Inc	2,800	91
Tractor Supply Co	2,600	343
Ulta Beauty Inc *	1,181	240
Under Armour Inc, Cl A *	4,015	39
Under Armour Inc, Cl C *	3,900	34
Vail Resorts Inc	870	158
VF Corp	6,957	424
Wayfair Inc, Cl A *(A)	1,375	272
Wendy’s Co/The	4,300	94
Whirlpool Corp	1,438	186
Williams-Sonoma Inc	1,700	139
Wyndham Destinations Inc	2,163	61
Wyndham Hotels & Resorts Inc	1,863	79
Wynn Resorts Ltd	2,215	165
Yum China Holdings Inc	7,885	379
Yum! Brands Inc	6,809	592

		71,762

Consumer Staples — 6.2%
Altria Group Inc	41,650	1,635
Archer-Daniels-Midland Co	12,471	498
Beyond Meat Inc *	1,000	134
Boston Beer Co Inc/The, Cl A *	200	107
Brown-Forman Corp, Cl A	1,040	60
Brown-Forman Corp, Cl B	3,822	243
Bunge Ltd	3,000	123
Campbell Soup Co	3,800	189
Casey’s General Stores Inc	796	119
Church & Dwight Co Inc	5,510	426
Clorox Co/The	2,771	608
Coca-Cola Co/The	85,164	3,805
Colgate-Palmolive Co	18,698	1,370
Conagra Brands Inc	10,649	374
Constellation Brands Inc, Cl A	3,472	607
Costco Wholesale Corp	9,775	2,964
Coty Inc, Cl A	7,739	35
Energizer Holdings Inc	1,200	57
Estee Lauder Cos Inc/The, Cl A	4,895	924
Flowers Foods Inc	4,100	92
General Mills Inc	13,343	823
Grocery Outlet Holding Corp *	1,700	69
Hain Celestial Group Inc/The *	1,800	57
Herbalife Nutrition Ltd *	2,274	102
Hershey Co/The	3,210	416
Hormel Foods Corp	6,137	296
Ingredion Inc	1,410	117
J M Smucker Co/The	2,454	260
Kellogg Co	5,485	362
Keurig Dr Pepper Inc	7,746	220

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kimberly-Clark Corp	7,626	$1,078
Kraft Heinz Co/The	14,049	448
Kroger Co/The	17,388	589
Lamb Weston Holdings Inc	3,100	198
McCormick & Co Inc/MD	2,741	492
Molson Coors Beverage Co, Cl B	3,995	137
Mondelez International Inc, Cl A	31,625	1,617
Monster Beverage Corp *	8,377	581
Nu Skin Enterprises Inc, Cl A	1,200	46
PepsiCo Inc	30,451	4,027
Philip Morris International Inc	34,587	2,423
Pilgrim’s Pride Corp *	900	15
Post Holdings Inc *	1,507	132
Procter & Gamble Co/The	53,574	6,406
Reynolds Consumer Products Inc	900	31
Seaboard Corp	4	12
Spectrum Brands Holdings Inc	1,157	53
Sprouts Farmers Market Inc *	2,300	59
Sysco Corp, Cl A	10,363	566
TreeHouse Foods Inc *	1,100	48
Tyson Foods Inc, Cl A	6,471	386
US Foods Holding Corp *	5,197	102
Walgreens Boots Alliance Inc	16,841	714
Walmart Inc	30,894	3,701

		40,953

Energy — 2.6%
Antero Midstream Corp	6,300	32
Apache Corp	8,500	115
Baker Hughes Co, Cl A	14,802	228
Cabot Oil & Gas Corp	9,200	158
ChampionX *	2,400	23
Cheniere Energy Inc *	5,273	255
Chevron Corp	41,087	3,666
Cimarex Energy Co	2,544	70
Concho Resources Inc	4,330	223
ConocoPhillips	23,947	1,006
Continental Resources Inc/OK, Cl A	1,800	32
Devon Energy Corp	8,700	99
Diamondback Energy Inc, Cl A	3,729	156
EOG Resources Inc	12,815	649
EQT Corp	5,000	60
Equitrans Midstream Corp (A)	9,660	80
Exxon Mobil Corp	92,969	4,158
Halliburton Co	19,345	251
Helmerich & Payne Inc	2,123	41
Hess Corp	5,900	306
HollyFrontier Corp	3,400	99
Kinder Morgan Inc	43,634	662
Marathon Oil Corp	17,192	105
Marathon Petroleum Corp	14,412	539
Murphy Oil Corp	3,000	41

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Oilwell Varco Inc, Cl A	9,100	$112
Noble Energy Inc	10,743	96
Occidental Petroleum Corp	19,623	359
ONEOK Inc	10,061	334
Parsley Energy Inc, Cl A	5,800	62
Phillips 66	9,862	709
Pioneer Natural Resources Co	3,574	349
Schlumberger Ltd, Cl A	30,473	560
Targa Resources Corp	5,300	106
Valero Energy Corp	9,222	543
Williams Cos Inc/The	27,173	517
WPX Energy Inc *	9,800	63

		16,864

Financials — 9.9%
Affiliated Managers Group Inc	1,033	77
Aflac Inc	16,233	585
AGNC Investment Corp ‡	12,128	156
Alleghany Corp	368	180
Allstate Corp/The	7,123	691
Ally Financial Inc	8,558	170
American Express Co	14,701	1,400
American Financial Group Inc/OH	1,643	104
American International Group Inc	19,503	608
American National Insurance Co	124	9
Ameriprise Financial Inc	2,832	425
Annaly Capital Management Inc ‡	32,974	216
Aon PLC, Cl A	5,125	987
Apollo Global Management, Cl A	3,700	185
Arch Capital Group Ltd *	8,489	243
Ares Management Corp, Cl A	2,200	87
Arthur J Gallagher & Co	4,066	396
Associated Banc-Corp	3,500	48
Assurant Inc	1,300	134
Assured Guaranty Ltd	1,700	41
Athene Holding Ltd, Cl A *	3,200	100
Axis Capital Holdings Ltd	1,623	66
Bank of America Corp	169,992	4,037
Bank of Hawaii Corp	848	52
Bank of New York Mellon Corp/The	17,985	695
Bank OZK	2,700	63
Berkshire Hathaway Inc, Cl B *	43,139	7,701
BlackRock Inc	3,255	1,771
BOK Financial Corp	600	34
Brighthouse Financial Inc *	2,100	58
Brown & Brown Inc	5,000	204
Capital One Financial Corp	10,080	631
Carlyle Group	2,600	73
Cboe Global Markets Inc	2,500	233
Charles Schwab Corp/The	25,375	856
Chubb Ltd	9,994	1,265
Cincinnati Financial Corp	3,400	218

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citigroup Inc	45,785	$2,340
Citizens Financial Group Inc	9,559	241
CME Group Inc	7,863	1,278
CNA Financial Corp	352	11
Comerica Inc	3,053	116
Commerce Bancshares Inc/MO	2,327	138
Credit Acceptance Corp, Cl A *	278	116
Cullen/Frost Bankers Inc	1,214	91
Discover Financial Services	6,920	347
E*TRADE Financial Corp	5,020	250
East West Bancorp Inc	3,100	112
Eaton Vance Corp	2,300	89
Equitable Holdings Inc	9,200	177
Erie Indemnity Co, Cl A	500	96
Evercore Inc, Cl A	983	58
Everest Re Group Ltd	925	191
FactSet Research Systems Inc	898	295
Fidelity National Financial Inc	6,210	190
Fifth Third Bancorp	15,600	301
First American Financial Corp	2,300	110
First Citizens BancShares Inc/NC, Cl A	130	53
First Hawaiian Inc	2,400	41
First Horizon National Corp	7,400	74
First Republic Bank/CA	3,853	408
FNB Corp/PA	6,200	47
Franklin Resources Inc	6,000	126
Globe Life Inc	2,301	171
Goldman Sachs Group Inc/The	7,306	1,444
Hanover Insurance Group Inc/The, Cl A	789	80
Hartford Financial Services Group Inc/The	7,759	299
Huntington Bancshares Inc/OH	23,077	209
Interactive Brokers Group Inc, Cl A	1,421	59
Intercontinental Exchange Inc	12,112	1,109
Invesco Ltd	8,857	95
Jefferies Financial Group Inc	5,400	84
JPMorgan Chase & Co	67,008	6,303
Kemper Corp, Cl A	1,355	98
KeyCorp	21,588	263
KKR & Co Inc	11,700	361
Lazard Ltd, Cl A (B)	2,500	72
Legg Mason Inc	1,800	90
LendingTree Inc *	200	58
Lincoln National Corp	4,177	154
Loews Corp	5,489	188
LPL Financial Holdings Inc	1,900	149
M&T Bank Corp	2,878	299
Markel Corp *	300	277
MarketAxess Holdings Inc	853	427
Marsh & McLennan Cos Inc	11,311	1,214
Mercury General Corp	400	16
MetLife Inc	17,436	637
MGIC Investment Corp	8,400	69

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Moody’s Corp	3,586	$985
Morgan Stanley	24,215	1,170
Morningstar Inc, Cl A	400	56
MSCI Inc, Cl A	1,874	626
Nasdaq Inc, Cl A	2,500	299
New Residential Investment Corp ‡	7,940	59
New York Community Bancorp Inc	9,600	98
Northern Trust Corp	4,350	345
Old Republic International Corp	6,000	98
OneMain Holdings Inc, Cl A	1,681	41
PacWest Bancorp	2,200	43
People’s United Financial Inc	10,124	117
Pinnacle Financial Partners Inc	1,600	67
PNC Financial Services Group Inc/The	9,280	976
Popular Inc	1,900	71
Primerica Inc	881	103
Principal Financial Group Inc, Cl A	6,034	251
Progressive Corp/The	13,007	1,042
Prosperity Bancshares Inc	2,000	119
Prudential Financial Inc	8,869	540
Raymond James Financial Inc	2,870	198
Regions Financial Corp	21,512	239
Reinsurance Group of America Inc, Cl A	1,524	120
RenaissanceRe Holdings Ltd	1,075	184
S&P Global Inc	5,339	1,759
Santander Consumer USA Holdings Inc	1,800	33
SEI Investments Co †	2,800	154
Signature Bank/New York NY, Cl B	1,178	126
SLM Corp	10,000	70
Starwood Property Trust Inc ‡	5,800	87
State Street Corp	8,009	509
Sterling Bancorp/DE	4,000	47
SVB Financial Group, Cl B *	1,184	255
Synchrony Financial	13,456	298
Synovus Financial Corp	2,700	55
T Rowe Price Group Inc	5,171	639
TCF Financial Corp	3,417	101
TD Ameritrade Holding Corp	5,711	208
TFS Financial Corp	617	9
Tradeweb Markets Inc, Cl A	1,800	105
Travelers Cos Inc/The	5,608	640
Truist Financial Corp	29,784	1,118
Umpqua Holdings Corp	4,000	43
Unum Group	3,900	65
US Bancorp	29,826	1,098
Virtu Financial Inc, Cl A	1,400	33
Voya Financial Inc	3,100	145
W R Berkley Corp	3,300	189
Webster Financial Corp	2,000	57
Wells Fargo & Co	82,791	2,119
Western Alliance Bancorp	2,300	87
White Mountains Insurance Group Ltd	58	52

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Willis Towers Watson PLC	2,886	$568
Wintrust Financial Corp	1,300	57
Zions Bancorp NA	3,700	126

		65,019

Health Care — 14.1%
10X Genomics Inc, Cl A *	1,200	107
Abbott Laboratories	38,266	3,499
AbbVie Inc	38,661	3,796
ABIOMED Inc *	948	229
Acadia Healthcare Co Inc, Cl A *	1,700	43
ACADIA Pharmaceuticals Inc *	2,400	116
Acceleron Pharma Inc *	1,000	95
Adaptive Biotechnologies Corp *	1,300	63
Agilent Technologies Inc	6,979	617
Agios Pharmaceuticals Inc *	1,400	75
Alexion Pharmaceuticals Inc *	4,648	522
Align Technology Inc *	1,749	480
Alkermes PLC *	3,700	72
Alnylam Pharmaceuticals Inc *	2,374	352
Amedisys Inc *	700	139
AmerisourceBergen Corp, Cl A	3,395	342
Amgen Inc, Cl A	12,934	3,050
Anthem Inc	5,660	1,488
Avantor Inc *	7,400	126
Baxter International Inc	11,228	967
Becton Dickinson and Co	6,087	1,456
Biogen Inc *	3,563	953
BioMarin Pharmaceutical Inc *	3,937	486
Bio-Rad Laboratories Inc, Cl A *	500	226
Bio-Techne Corp	818	216
Bluebird Bio Inc *	1,500	92
Boston Scientific Corp *	30,896	1,085
Bristol-Myers Squibb Co	49,742	2,925
Bruker Corp	2,400	98
Cardinal Health Inc	6,500	339
Catalent Inc *	3,423	251
Centene Corp *	12,895	819
Cerner Corp	7,000	480
Change Healthcare Inc *	5,335	60
Charles River Laboratories International Inc *	1,100	192
Chemed Corp	336	152
Cigna Corp	7,972	1,496
Cooper Cos Inc/The, Cl A	1,058	300
CVS Health Corp	28,865	1,875
Danaher Corp, Cl A	13,874	2,453
DaVita Inc *	2,000	158
DENTSPLY SIRONA Inc	4,900	216
DexCom Inc *	2,048	830
Edwards Lifesciences Corp, Cl A *	13,904	961
Elanco Animal Health Inc *	8,977	193

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eli Lilly and Co	18,462	$3,031
Encompass Health Corp	2,300	142
Envista Holdings Corp *	3,400	72
Exact Sciences Corp *	3,100	269
Exelixis Inc *	6,600	157
Gilead Sciences Inc	27,600	2,124
Global Blood Therapeutics Inc *	1,300	82
Globus Medical Inc, Cl A *	1,600	76
Guardant Health Inc *	1,700	138
Haemonetics Corp *	1,100	98
HCA Healthcare Inc	5,912	574
Henry Schein Inc *	3,147	184
Hill-Rom Holdings Inc	1,450	159
Hologic Inc *	5,700	325
Horizon Therapeutics Plc *	4,100	228
Humana Inc	2,950	1,144
ICU Medical Inc *	459	85
IDEXX Laboratories Inc *	1,876	619
Illumina Inc *	3,261	1,208
Immunomedics Inc *	4,500	159
Incyte Corp *	3,943	410
Insulet Corp *	1,319	256
Integra LifeSciences Holdings Corp *	1,600	75
Intuitive Surgical Inc *	2,511	1,431
Ionis Pharmaceuticals Inc *	2,900	171
Iovance Biotherapeutics Inc *	3,000	82
IQVIA Holdings Inc *	4,216	598
Jazz Pharmaceuticals PLC *	1,321	146
Johnson & Johnson	58,253	8,192
Laboratory Corp of America Holdings *	2,100	349
Livongo Health *	1,200	90
Masimo Corp *	1,100	251
McKesson Corp	3,540	543
Medtronic PLC	29,779	2,731
Merck & Co Inc	55,514	4,293
Mettler-Toledo International Inc *	514	414
Moderna Inc *	5,900	379
Molina Healthcare Inc *	1,295	230
Mylan NV *	11,400	183
Nektar Therapeutics, Cl A *	3,400	79
Neurocrine Biosciences Inc *	1,984	242
Novocure Ltd *	2,200	130
Penumbra Inc *	700	125
PerkinElmer Inc	2,500	245
Perrigo Co PLC	2,683	148
Pfizer Inc	122,162	3,995
PPD Inc *	1,300	35
PRA Health Sciences Inc *	1,400	136
Premier Inc, Cl A *	1,200	41
QIAGEN NV *	5,000	214
Quest Diagnostics Inc	2,900	330
Quidel Corp *	800	179

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reata Pharmaceuticals Inc, Cl A *	500	$78
Regeneron Pharmaceuticals Inc *	2,148	1,340
Repligen Corp *	1,100	136
ResMed Inc	3,153	605
Sage Therapeutics Inc *	1,400	58
Sarepta Therapeutics Inc *	1,600	257
Seattle Genetics Inc *	2,561	435
STERIS PLC	1,900	292
Stryker Corp	7,609	1,371
Syneos Health Inc, Cl A *	1,400	82
Tandem Diabetes Care Inc *	1,300	129
Teladoc Health Inc *	1,600	305
Teleflex Inc	1,052	383
Thermo Fisher Scientific Inc	8,649	3,134
United Therapeutics Corp *	1,032	125
UnitedHealth Group Inc	20,760	6,123
Universal Health Services Inc, Cl B	1,775	165
Varian Medical Systems Inc *	2,036	249
Veeva Systems Inc, Cl A *	2,930	687
Vertex Pharmaceuticals Inc *	5,758	1,672
Waters Corp *	1,454	262
West Pharmaceutical Services Inc	1,644	373
Zimmer Biomet Holdings Inc	4,622	552
Zoetis Inc, Cl A	10,706	1,467

		92,367

Industrials — 8.2%
3M Co	12,442	1,941
A O Smith Corp	3,100	146
Acuity Brands Inc	778	75
ADT Inc	3,100	25
AECOM *	3,100	117
AGCO Corp	1,300	72
Air Lease Corp, Cl A	2,200	64
Alaska Air Group Inc	2,900	105
Allegion plc	2,050	210
Allison Transmission Holdings Inc	2,500	92
AMERCO	210	63
American Airlines Group Inc	8,872	116
AMETEK Inc	5,083	454
Armstrong World Industries Inc	1,000	78
Axon Enterprise Inc *	1,400	137
Boeing Co/The	11,765	2,157
BWX Technologies Inc, Cl W	2,000	113
Carlisle Cos Inc	1,224	147
Carrier Global Corp	17,652	392
Caterpillar Inc, Cl A	11,927	1,509
CH Robinson Worldwide Inc	2,955	234
Cintas Corp	1,924	513
Clean Harbors Inc *	1,100	66
Colfax Corp *	2,200	61
Copa Holdings SA, Cl A	633	32

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Copart Inc *	4,360	$363
CoreLogic Inc/United States	1,700	114
CoStar Group Inc *	820	583
Crane Co, Cl A	1,200	71
CSX Corp	16,474	1,149
Cummins Inc	3,274	567
Curtiss-Wright Corp	1,000	89
Deere & Co	6,232	979
Delta Air Lines Inc, Cl A	14,021	393
Donaldson Co Inc, Cl A	2,700	126
Dover Corp	3,187	308
Eaton Corp PLC	9,195	804
Emerson Electric Co	13,543	840
Equifax Inc	2,635	453
Expeditors International of Washington Inc	3,800	289
Fastenal Co, Cl A	12,787	548
FedEx Corp	5,364	752
Flowserve Corp	3,000	86
Fortive Corp	6,659	451
Fortune Brands Home & Security Inc	2,961	189
FTI Consulting Inc *	800	92
Gates Industrial Corp PLC *	200	2
Generac Holdings Inc *	1,300	159
General Dynamics Corp	5,610	839
General Electric Co	192,709	1,316
Graco Inc	3,500	168
GrafTech International Ltd	1,261	10
HD Supply Holdings Inc *	3,400	118
HEICO Corp	950	95
HEICO Corp, Cl A	1,700	138
Hexcel Corp, Cl A	2,000	90
Honeywell International Inc	15,409	2,228
Howmet Aerospace Inc	8,700	138
Hubbell Inc, Cl B	1,205	151
Huntington Ingalls Industries Inc, Cl A	927	162
IAA Inc *	3,000	116
IDEX Corp	1,652	261
IHS Markit Ltd	8,607	650
Illinois Tool Works Inc	7,126	1,246
Ingersoll Rand Inc *	7,649	215
ITT Inc	2,048	120
Jacobs Engineering Group Inc	2,800	237
JB Hunt Transport Services Inc	1,869	225
JetBlue Airways Corp *	5,797	63
Johnson Controls International plc	16,990	580
Kansas City Southern	2,080	311
Kirby Corp *	1,300	70
Knight-Swift Transportation Holdings Inc, Cl A	2,600	108
L3Harris Technologies Inc	4,936	838
Landstar System Inc	946	106
Lennox International Inc	796	185

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lincoln Electric Holdings Inc	1,400	$118
Lockheed Martin Corp	5,517	2,013
Lyft Inc, Cl A *	4,400	145
Macquarie Infrastructure Corp	1,800	55
ManpowerGroup Inc	1,388	95
Masco Corp	6,300	316
Mercury Systems Inc *	1,200	94
Middleby Corp/The *	1,335	105
MSA Safety Inc	800	92
MSC Industrial Direct Co Inc, Cl A	879	64
Nielsen Holdings PLC	8,000	119
Nordson Corp	1,243	236
Norfolk Southern Corp	5,793	1,017
Northrop Grumman Corp	3,489	1,073
nVent Electric PLC	3,300	62
Old Dominion Freight Line Inc, Cl A	2,172	368
Oshkosh Corp	1,400	100
Otis Worldwide Corp	8,926	508
Owens Corning	2,500	139
PACCAR Inc	7,455	558
Parker-Hannifin Corp, Cl A	2,868	526
Pentair PLC	3,500	133
Quanta Services Inc	3,000	118
Raytheon Technologies Corp	31,349	1,932
Regal Beloit Corp	800	70
Republic Services Inc	4,800	394
Robert Half International Inc	2,600	137
Rockwell Automation Inc	2,603	554
Rollins Inc	3,200	136
Roper Technologies Inc	2,331	905
Ryder System Inc	900	34
Schneider National Inc, Cl B	1,200	30
Sensata Technologies Holding PLC *	3,300	123
Snap-on Inc	1,219	169
Southwest Airlines Co, Cl A	12,944	442
Spirit AeroSystems Holdings Inc, Cl A	2,300	55
Stanley Black & Decker Inc	3,367	469
Stericycle Inc, Cl A *	1,900	106
Teledyne Technologies Inc *	856	266
Textron Inc	5,238	172
Timken Co/The	1,300	59
Toro Co/The	2,500	166
Trane Technologies PLC	5,296	471
TransDigm Group Inc	1,112	492
TransUnion	4,100	357
Trex Co Inc *	1,300	169
Trinity Industries Inc	1,800	38
Uber Technologies Inc *	30,000	932
Union Pacific Corp	14,879	2,516
United Airlines Holdings Inc *	6,073	210
United Parcel Service Inc, Cl B	15,624	1,737
United Rentals Inc *	1,603	239

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Univar Solutions Inc *	3,400	$57
Valmont Industries Inc	400	45
Verisk Analytics Inc, Cl A	3,495	595
Vertiv Holdings *	4,400	60
Waste Management Inc	9,505	1,007
Watsco Inc	733	130
Westinghouse Air Brake Technologies Corp	4,066	234
Woodward Inc	1,097	85
WW Grainger Inc	1,011	318
XPO Logistics Inc *	2,133	165
Xylem Inc/NY	4,038	262

		53,502

Information Technology — 26.4%
2U Inc *	1,300	49
Accenture PLC, Cl A	14,150	3,038
Adobe Inc *	10,578	4,605
Advanced Micro Devices Inc *	25,578	1,346
Akamai Technologies Inc *	3,500	375
Alliance Data Systems Corp	976	44
Alteryx Inc, Cl A *	1,000	164
Amdocs Ltd	3,000	183
Amphenol Corp, Cl A	6,516	624
Analog Devices Inc	8,195	1,005
Anaplan Inc *	2,900	131
ANSYS Inc *	1,917	559
Apple Inc	90,352	32,960
Applied Materials Inc	20,597	1,245
Arista Networks Inc *	1,283	269
Arrow Electronics Inc, Cl A *	1,731	119
Aspen Technology Inc *	1,500	155
Atlassian Corp PLC, Cl A *	2,700	487
Autodesk Inc, Cl A *	4,907	1,174
Automatic Data Processing Inc	9,679	1,441
Avalara Inc *	1,643	219
Avnet Inc	2,300	64
Bill.Com Holdings Inc *	400	36
Black Knight Inc *	3,100	225
Booz Allen Hamilton Holding Corp, Cl A	3,040	236
Broadcom Inc	8,629	2,723
Broadridge Financial Solutions Inc	2,538	320
CACI International Inc, Cl A *	600	130
Cadence Design Systems Inc *	6,164	591
CDK Global Inc	2,576	107
CDW Corp/DE	3,100	360
Ceridian HCM Holding Inc *	1,955	155
Ciena Corp *	3,500	190
Cirrus Logic Inc *	1,300	80
Cisco Systems Inc	93,276	4,350
Citrix Systems Inc	2,602	385
Cloudflare Inc, Cl A *	2,400	86
Cognex Corp	3,600	215

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cognizant Technology Solutions Corp, Cl A	12,261	$697
Coherent Inc *	543	71
CommScope Holding Co Inc *	3,800	32
Corning Inc, Cl B	16,514	428
Coupa Software Inc *	1,400	388
Cree Inc *	2,500	148
Crowdstrike Holdings, Cl A *	2,500	251
Datadog Inc, Cl A *	3,300	287
Dell Technologies Inc, Cl C *	3,527	194
DocuSign Inc, Cl A *	3,820	658
Dolby Laboratories Inc, Cl A	1,500	99
Dropbox Inc, Cl A *	4,600	100
DXC Technology Co	6,081	100
Dynatrace Inc *	3,500	142
EchoStar Corp, Cl A *	900	25
Elastic NV *	1,200	111
Enphase Energy Inc *	2,300	109
Entegris Inc	3,100	183
EPAM Systems Inc *	1,153	291
Euronet Worldwide Inc *	1,100	105
Everbridge Inc *	800	111
F5 Networks Inc, Cl A *	1,341	187
Fair Isaac Corp *	619	259
Fastly, Cl A *	1,600	136
Fidelity National Information Services Inc, Cl B	13,570	1,820
FireEye Inc *	4,900	60
First Solar Inc *	1,900	94
Fiserv Inc, Cl A *	12,537	1,224
Five9 Inc *	1,400	155
FleetCor Technologies Inc *	1,948	490
FLIR Systems Inc	3,000	122
Fortinet Inc *	2,900	398
Gartner Inc *	1,966	239
Genpact Ltd	4,000	146
Global Payments Inc	6,567	1,114
Globant *	800	120
GoDaddy Inc, Cl A *	3,825	280
Guidewire Software Inc, Cl Z *	1,782	198
Hewlett Packard Enterprise Co	28,507	277
HP Inc	31,865	555
HubSpot Inc *	900	202
Inphi Corp *	1,000	118
Intel Corp	93,091	5,570
International Business Machines Corp	19,747	2,385
Intuit Inc	5,520	1,635
IPG Photonics Corp *	733	118
Jabil Inc	3,600	115
Jack Henry & Associates Inc	1,654	304
Juniper Networks Inc	7,400	169
Keysight Technologies Inc *	4,200	423
KLA Corp	3,499	680

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lam Research Corp	3,268	$1,057
Leidos Holdings Inc	2,900	272
Littelfuse Inc	500	85
LogMeIn Inc	1,000	85
Lumentum Holdings Inc *	1,600	130
Manhattan Associates Inc *	1,505	142
Marvell Technology Group Ltd	14,672	514
Mastercard Inc, Cl A	19,573	5,788
Maxim Integrated Products Inc	6,000	364
Medallia Inc *	1,300	33
Microchip Technology Inc	5,301	558
Micron Technology Inc *	24,668	1,271
Microsoft Corp	165,429	33,666
MKS Instruments Inc	1,200	136
MongoDB Inc, Cl A *	968	219
Monolithic Power Systems Inc	935	222
Motorola Solutions Inc	3,736	524
National Instruments Corp	3,000	116
NCR Corp *	2,323	40
NetApp Inc	5,000	222
New Relic Inc *	1,200	83
NortonLifeLock Inc	12,301	244
Nuance Communications Inc *	6,600	167
Nutanix Inc, Cl A *	3,959	94
NVIDIA Corp	12,997	4,938
Okta Inc, Cl A *	2,500	501
ON Semiconductor Corp *	9,200	182
Oracle Corp, Cl B	43,405	2,399
PagerDuty Inc *	1,100	31
Palo Alto Networks Inc *	2,061	473
Paychex Inc	7,019	532
Paycom Software Inc *	1,136	352
Paylocity Holding Corp *	700	102
PayPal Holdings Inc *	25,767	4,489
Pegasystems Inc	900	91
Pluralsight Inc, Cl A *	1,600	29
Proofpoint Inc *	1,200	133
PTC Inc *	2,365	184
Pure Storage Inc, Cl A *	4,800	83
Qorvo Inc *	2,668	295
QUALCOMM Inc	24,690	2,252
RealPage Inc *	1,900	124
RingCentral Inc, Cl A *	1,694	483
Sabre Corp	5,000	40
salesforce.com Inc *	19,071	3,573
Science Applications International Corp	1,300	101
ServiceNow Inc *	4,190	1,697
Skyworks Solutions Inc	3,772	482
Slack Technologies Inc, Cl A *	8,200	255
Smartsheet Inc, Cl A *	2,000	102
SolarEdge Technologies Inc *	1,100	153
SolarWinds Corp *	1,100	19

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Splunk Inc *	3,533	$702
Square Inc, Cl A *	7,700	808
SS&C Technologies Holdings Inc	4,900	277
StoneCo, Cl A *	3,400	132
Switch Inc, Cl A	1,400	25
SYNNEX Corp	1,000	120
Synopsys Inc *	3,303	644
Teradata Corp *	2,697	56
Teradyne Inc	3,654	309
Texas Instruments Inc	20,176	2,562
Trade Desk Inc/The, Cl A *	900	366
Trimble Inc *	5,600	242
Twilio Inc, Cl A *	2,700	592
Tyler Technologies Inc *	860	298
Ubiquiti Inc	169	30
Universal Display Corp	942	141
VeriSign Inc *	2,308	477
ViaSat Inc *	1,100	42
Visa Inc, Cl A	37,142	7,175
VMware Inc, Cl A *	1,694	262
Western Digital Corp	6,492	287
Western Union Co/The	9,300	201
WEX Inc *	895	148
Workday Inc, Cl A *	3,663	686
Xerox Holdings Corp	3,300	50
Xilinx Inc	5,486	540
Zebra Technologies Corp, Cl A *	1,151	295
Zendesk Inc *	2,414	214
Zoom Video Communications Inc, Cl A *	3,700	938
Zscaler Inc *	1,600	175

		173,489

Materials — 2.6%
Air Products and Chemicals Inc	4,864	1,174
Albemarle Corp	2,356	182
Amcor PLC	35,200	359
AptarGroup Inc	1,500	168
Ardagh Group SA, Cl A	100	1
Ashland Global Holdings Inc	1,300	90
Avery Dennison Corp	1,923	219
Axalta Coating Systems Ltd *	5,000	113
Ball Corp	7,035	489
Berry Global Group Inc *	2,877	128
Cabot Corp	1,100	41
Celanese Corp, Cl A	2,700	233
CF Industries Holdings Inc	4,937	139
Chemours Co/The	3,700	57
Corteva Inc	16,839	451
Crown Holdings Inc *	2,900	189
Dow Inc	16,775	684
DuPont de Nemours Inc	16,539	879
Eagle Materials Inc	959	67

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eastman Chemical Co	3,032	$211
Ecolab Inc	5,502	1,095
Element Solutions Inc *	5,000	54
FMC Corp	2,810	280
Freeport-McMoRan Inc, Cl B	32,023	371
Graphic Packaging Holding Co	6,800	95
Huntsman Corp	4,905	88
International Flavors & Fragrances Inc	2,360	289
International Paper Co	8,591	302
Linde PLC	11,530	2,446
LyondellBasell Industries NV, Cl A	5,811	382
Martin Marietta Materials Inc, Cl A	1,375	284
Mosaic Co/The	8,000	100
NewMarket Corp	138	55
Newmont Corp	18,170	1,122
Nucor Corp	6,741	279
Olin Corp	3,700	43
Packaging Corp of America	2,027	202
PPG Industries Inc	5,179	549
Reliance Steel & Aluminum Co	1,450	138
Royal Gold Inc, Cl A	1,447	180
RPM International Inc	2,800	210
Scotts Miracle-Gro Co/The, Cl A	877	118
Sealed Air Corp	3,600	118
Sherwin-Williams Co/The, Cl A	1,860	1,075
Silgan Holdings Inc	1,700	55
Sonoco Products Co	2,300	120
Southern Copper Corp	1,600	64
Steel Dynamics Inc	4,649	121
Valvoline Inc	4,400	85
Vulcan Materials Co	2,839	329
Westlake Chemical Corp	932	50
Westrock Co	5,700	161
WR Grace & Co	1,300	66

		16,800

Real Estate — 3.2%
Alexandria Real Estate Equities Inc ‡	2,689	436
American Campus Communities Inc ‡	2,800	98
American Homes 4 Rent, Cl A ‡	5,400	145
American Tower Corp, Cl A ‡	9,753	2,522
Americold Realty Trust ‡	4,000	145
Apartment Investment and Management Co, Cl A ‡	3,100	117
Apple Hospitality Inc ‡	5,100	49
AvalonBay Communities Inc ‡	3,028	468
Boston Properties Inc ‡	3,462	313
Brandywine Realty Trust ‡	3,100	34
Brixmor Property Group Inc ‡	6,900	88
Brookfield Property Inc, Cl A ‡(A)	1,727	17
Camden Property Trust ‡	2,000	182
CBRE Group Inc, Cl A *‡	7,300	330

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CoreSite Realty Corp ‡	900	$109
Corporate Office Properties Trust ‡	2,500	63
Cousins Properties Inc ‡	2,900	86
Crown Castle International Corp ‡	9,221	1,543
CubeSmart ‡	4,200	113
CyrusOne Inc ‡	2,554	186
Digital Realty Trust Inc, Cl A ‡	5,764	819
Douglas Emmett Inc ‡	3,600	110
Duke Realty Corp ‡	8,100	287
Empire State Realty Trust Inc, Cl A ‡	2,300	16
EPR Properties, Cl A ‡	1,500	50
Equinix Inc ‡	1,976	1,388
Equity Commonwealth ‡	2,800	90
Equity LifeStyle Properties Inc ‡	3,700	231
Equity Residential ‡	8,183	481
Essex Property Trust Inc ‡	1,417	325
Extra Space Storage Inc ‡	2,800	259
Federal Realty Investment Trust ‡	1,646	140
First Industrial Realty Trust Inc ‡	2,800	108
Gaming and Leisure Properties Inc ‡	4,605	159
Healthcare Trust of America Inc, Cl A ‡	4,700	125
Healthpeak Properties Inc ‡	10,870	300
Highwoods Properties Inc ‡	2,378	89
Host Hotels & Resorts Inc ‡	15,802	170
Howard Hughes Corp/The *‡	763	40
Hudson Pacific Properties Inc ‡	3,000	75
Invitation Homes Inc ‡	11,900	328
Iron Mountain Inc ‡(A)	6,400	167
JBG SMITH Properties ‡	2,500	74
Jones Lang LaSalle Inc	1,243	129
Kilroy Realty Corp ‡	2,300	135
Kimco Realty Corp ‡	9,400	121
Lamar Advertising Co, Cl A ‡	1,900	127
Life Storage Inc ‡	1,000	95
Medical Properties Trust Inc ‡	11,635	219
Mid-America Apartment Communities Inc ‡	2,500	287
National Retail Properties Inc ‡	3,600	128
Omega Healthcare Investors Inc ‡	5,045	150
Outfront Media Inc ‡	2,811	40
Paramount Group Inc ‡	3,200	25
Park Hotels & Resorts Inc ‡	4,900	48
Prologis Inc ‡	16,329	1,524
Public Storage ‡	3,288	631
Rayonier Inc ‡	3,200	79
Realty Income Corp ‡	7,369	438
Regency Centers Corp ‡	3,700	170
Rexford Industrial Realty Inc ‡	2,500	104
SBA Communications Corp, Cl A ‡	2,537	756
Simon Property Group Inc ‡	6,735	461
SL Green Realty Corp ‡	1,835	90
Spirit Realty Capital Inc ‡	1,978	69
STORE Capital Corp ‡	4,900	117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sun Communities Inc ‡	2,000	$271
Taubman Centers Inc ‡	1,200	45
UDR Inc ‡	6,400	239
Ventas Inc ‡	8,190	300
VEREIT Inc ‡	22,600	145
VICI Properties Inc ‡	10,494	212
Vornado Realty Trust ‡	3,700	141
Weingarten Realty Investors ‡	2,900	55
Welltower Inc ‡	9,200	476
Weyerhaeuser Co ‡	16,197	364
WP Carey Inc ‡	3,690	250

		21,316

Utilities — 2.8%
AES Corp/The	15,100	219
Alliant Energy Corp	5,221	250
Ameren Corp	5,425	382
American Electric Power Co Inc	11,029	878
American Water Works Co Inc	4,027	518
Atmos Energy Corp	2,666	266
Avangrid Inc	1,200	50
CenterPoint Energy Inc	11,155	208
CMS Energy Corp	6,410	374
Consolidated Edison Inc	7,339	528
Dominion Energy Inc	18,302	1,486
DTE Energy Co	4,113	442
Duke Energy Corp	16,152	1,290
Edison International	7,763	422
Entergy Corp	4,435	416
Essential Utilities Inc	4,800	203
Evergy Inc	5,017	297
Eversource Energy	7,298	608
Exelon Corp	21,639	785
FirstEnergy Corp	12,100	469
Hawaiian Electric Industries Inc	2,300	83
IDACORP Inc, Cl A	1,100	96
MDU Resources Group Inc	4,700	104
National Fuel Gas Co	1,900	80
NextEra Energy Inc	10,847	2,605
NiSource Inc	8,500	193
NRG Energy Inc	5,600	182
OGE Energy Corp	4,400	134
PG&E Corp *	11,106	99
Pinnacle West Capital Corp	2,500	183
PPL Corp	17,003	439
Public Service Enterprise Group Inc	11,280	555
Sempra Energy	6,314	740
Southern Co/The	23,202	1,203
UGI Corp	4,830	154
Vistra Energy Corp	9,069	169
WEC Energy Group Inc	6,984	612

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	11,490	$718

		18,440

Total Common Stock (Cost $581,972) ($ Thousands)		635,397

	Number of Rights
RIGHT — 0.0%
T-Mobile US Inc, Expires 07/30/2020	8,278	1

Total Right (Cost $—) ($ Thousands)		1

	Shares
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.190% **†(C)	779,363	779

Total Affiliated Partnership (Cost $779) ($ Thousands)		779

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	20,008,507	20,009

Total Cash Equivalent (Cost $20,009) ($ Thousands)		20,009

Total Investments in Securities — 100.0% (Cost $602,760) ($ Thousands)		$656,186

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	135	Sep-2020	$20,525	$20,859	$334
S&P Mid Cap 400 Index E-MINI	8	Sep-2020	1,408	1,423	15

			$21,933	$22,282	$349

Percentages are based on Net Assets of $656,431 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $759 ($ Thousands).

(B)	Security is a Master Limited Partnership. At June 30, 2020, such securities amounted to $72 ($ Thousands), or 0.0% of the Net Assets.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $779 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Large Cap Index Fund (Concluded)

The following is a list of the levels of inputs used as of June 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	635,397	–	–	635,397
Right	1	–	–	1
Affiliated Partnership	–	779	–	779
Cash Equivalent	20,009	–	–	20,009

Total Investments in Securities	655,407	779	–	656,186

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	349	–	–	349

Total Other Financial Instruments	349	–	–	349

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Investment Co	$ 124	$ 41	$ —	$—	$(11)	$ 154	2,800	$ 2	$—
SEI Liquidity Fund, L.P.	710	7,737	(7,668)	—	—	779	779,363	10	—
SEI Daily Income Trust, Government Fund, Cl F	15,765	144,251	(140,007)	—	—	20,009	20,008,507	157	—

Totals	$ 16,599	$ 152,029	$ (147,675)	$—	$(11)	$ 20,942		$ 169	$—

Amounts designated as “—” are $0 or have been rounded to $0.

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.6%

Communication Services — 5.5%
Alphabet Inc, Cl A *	26,214	$37,173
Alphabet Inc, Cl C *	22,848	32,298
AT&T Inc	1,066,589	32,243
BCE Inc	445,231	18,597
CenturyLink Inc	187,747	1,883
Charter Communications Inc, Cl A *	14,857	7,578
Comcast Corp, Cl A	145,645	5,677
Electronic Arts Inc *	48,975	6,467
Facebook Inc, Cl A *	159,937	36,317
Omnicom Group Inc	17,039	931
TEGNA Inc	153,973	1,715
Verizon Communications Inc	185,200	10,210
ViacomCBS Inc, Cl B (A)	300,000	6,996
Walt Disney Co/The *	22,000	2,453

		200,538

Consumer Discretionary — 11.1%
Amazon.com Inc, Cl A *	21,347	58,893
AutoZone Inc *	16,513	18,629
Best Buy Co Inc	186,465	16,273
Booking Holdings Inc *	2,537	4,040
BorgWarner Inc	196,841	6,948
Brinker International Inc *	266,571	6,398
Carnival Corp *(A)	357,842	5,876
Darden Restaurants Inc *	3,127	237
Dick’s Sporting Goods Inc	133,982	5,528
Dollar General Corp	250,138	47,654
Domino’s Pizza Inc	16,892	6,241
DR Horton Inc	16,198	898
eBay Inc	127,055	6,664
Foot Locker Inc, Cl A *	65,687	1,915
General Motors Co *	4,749	120
Genuine Parts Co	137,339	11,943
Goodyear Tire & Rubber Co/The *	406,438	3,636
Harley-Davidson Inc, Cl A	88,020	2,092
Home Depot Inc/The	28,380	7,109
Kohl’s Corp *	41,731	867
Lear Corp *	104,471	11,389
Lowe’s Cos Inc	328,236	44,351
Macy’s Inc *(A)	137,457	946
Magna International Inc, Cl A	19,822	883
NIKE Inc, Cl B	357,743	35,077
PulteGroup Inc	251,522	8,559
Ross Stores Inc *	243,090	20,721
Royal Caribbean Cruises Ltd *(A)	71,822	3,613
Starbucks Corp	68,046	5,007
Target Corp, Cl A	207,492	24,884
TJX Cos Inc/The *	374,562	18,938
TopBuild Corp *	51,618	5,872
Whirlpool Corp	59,551	7,714

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yum China Holdings Inc *	52,847	$2,540

		402,455

Consumer Staples — 9.5%
Altria Group Inc	581,010	22,805
Archer-Daniels-Midland Co	50,878	2,030
Coca-Cola Co/The	123,765	5,530
Conagra Brands Inc	429,158	15,093
Constellation Brands Inc, Cl A	10,975	1,920
Costco Wholesale Corp	20,685	6,272
Diageo PLC ADR	103,093	13,855
Estee Lauder Cos Inc/The, Cl A *	35,000	6,604
Hershey Co/The	65,328	8,468
Ingredion Inc	52,032	4,318
J M Smucker Co/The	115,422	12,213
Kimberly-Clark Corp	166,165	23,487
Kraft Heinz Co/The	115,076	3,670
Kroger Co/The	958,456	32,444
Lamb Weston Holdings Inc	16,377	1,047
Molson Coors Beverage Co, Cl B *	231,678	7,960
Mondelez International Inc, Cl A	24,475	1,251
Monster Beverage Corp *	55,061	3,817
PepsiCo Inc	208,706	27,603
Philip Morris International Inc	346,989	24,310
Procter & Gamble Co/The	233,806	27,956
Sysco Corp, Cl A	22,279	1,218
Tyson Foods Inc, Cl A	281,181	16,789
Unilever NV	731,480	38,966
Walgreens Boots Alliance Inc	327,973	13,903
Walmart Inc	163,857	19,627

		343,156

Energy — 2.6%
Cabot Oil & Gas Corp	114,860	1,973
Canadian Natural Resources Ltd	76,149	1,327
Chevron Corp	257,221	22,952
ConocoPhillips	363,777	15,286
Devon Energy Corp	791,355	8,974
Exxon Mobil Corp	341,990	15,294
Marathon Petroleum Corp	154,884	5,790
Phillips 66	157,655	11,335
Valero Energy Corp	174,730	10,278

		93,209

Financials — 16.5%
Aflac Inc	136,144	4,905
Allstate Corp/The	59,438	5,765
American Financial Group Inc/OH	39,790	2,525
Ameriprise Financial Inc	82,444	12,370
Assurant Inc	47,000	4,855
Banco Santander SA ADR *(A)	412,641	994
Bank of America Corp	1,550,747	36,830
Berkshire Hathaway Inc, Cl B *	99,046	17,681

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Capital One Financial Corp	113,167	$7,083
Charles Schwab Corp/The	175,542	5,923
Chubb Ltd	6,580	833
Citigroup Inc	433,615	22,158
Citizens Financial Group Inc	326,590	8,243
CME Group Inc	117,119	19,037
Comerica Inc	244,889	9,330
Discover Financial Services	190,573	9,546
Everest Re Group Ltd	57,218	11,798
FactSet Research Systems Inc	11,209	3,682
Fifth Third Bancorp	724,586	13,970
First Hawaiian Inc	635,833	10,962
First Republic Bank/CA	78,000	8,267
Goldman Sachs Group Inc/The	21,644	4,277
Hartford Financial Services Group Inc/The	101,910	3,929
Intercontinental Exchange Inc	58,438	5,353
JPMorgan Chase & Co	478,943	45,049
KeyCorp	816,571	9,946
KKR & Co Inc (A)	253,461	7,827
Lincoln National Corp	415,974	15,304
Markel Corp *	6,984	6,447
Marsh & McLennan Cos Inc	138,328	14,852
Moody’s Corp	288,575	79,280
Morgan Stanley	311,935	15,066
MSCI Inc, Cl A	120,291	40,156
Navient Corp	263,511	1,852
New York Community Bancorp Inc	69,230	706
PNC Financial Services Group Inc/The	46,966	4,941
Popular Inc	151,515	5,632
Progressive Corp/The	44,272	3,547
Prudential Financial Inc	44,724	2,724
Regions Financial Corp	599,114	6,662
Reinsurance Group of America Inc, Cl A	59,906	4,699
S&P Global Inc	18,482	6,089
SLM Corp	609,643	4,286
State Street Corp	163,752	10,406
T Rowe Price Group Inc	24,474	3,023
Travelers Cos Inc/The	120,419	13,734
Truist Financial Corp	305,826	11,484
Two Harbors Investment Corp ‡	687,049	3,463
Unum Group	292,306	4,849
US Bancorp	341,742	12,583
Voya Financial Inc	294,050	13,717
Wells Fargo & Co	288,701	7,391
Zions Bancorp NA	377,840	12,847

		598,878

Health Care — 17.1%
Abbott Laboratories	274,129	25,064
AbbVie Inc	92,048	9,037
Alexion Pharmaceuticals Inc *	57,862	6,494
AmerisourceBergen Corp, Cl A	137,635	13,870

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amgen Inc, Cl A	145,948	$34,423
Anthem Inc	16,702	4,392
AstraZeneca PLC ADR	25,344	1,340
Baxter International Inc	63,282	5,449
Becton Dickinson and Co	121,629	29,102
Biogen Inc *	59,160	15,828
Bristol-Myers Squibb Co	343,381	20,191
Cardinal Health Inc	72,515	3,785
Centene Corp *	42,973	2,731
Cigna Corp	27,340	5,130
CVS Health Corp	404,046	26,251
Edwards Lifesciences Corp, Cl A *	61,914	4,279
Eli Lilly and Co	169,143	27,770
Gilead Sciences Inc	120,443	9,267
HCA Healthcare Inc *	109,165	10,596
Horizon Therapeutics Plc *	139,419	7,749
Humana Inc	22,738	8,817
IDEXX Laboratories Inc *	72,356	23,889
Intuitive Surgical Inc *	7,669	4,370
Jazz Pharmaceuticals PLC *	6,090	672
Johnson & Johnson	659,514	92,748
McKesson Corp	12,923	1,983
Merck & Co Inc	605,640	46,834
Mettler-Toledo International Inc *	28,371	22,854
Mylan NV *	247,468	3,979
Novartis AG ADR	174,021	15,199
Novo Nordisk A/S ADR	86,039	5,634
Pfizer Inc	881,814	28,835
Teleflex Inc	36,000	13,103
United Therapeutics Corp *	38,304	4,635
UnitedHealth Group Inc	197,328	58,202
Varian Medical Systems Inc *	44,957	5,508
Veeva Systems Inc, Cl A *	18,537	4,345
Vertex Pharmaceuticals Inc *	27,503	7,984
Zoetis Inc, Cl A	63,768	8,739

		621,078

Industrials — 7.9%
3M Co	134,544	20,987
AGCO Corp	52,600	2,917
Allison Transmission Holdings Inc	28,724	1,057
Carlisle Cos Inc	11,816	1,414
Carrier Global Corp	91,214	2,027
Caterpillar Inc, Cl A	32,511	4,113
Chart Industries Inc *	112,781	5,469
Cummins Inc	8,214	1,423
Deere & Co	27,326	4,294
Delta Air Lines Inc, Cl A *	245,758	6,894
Eaton Corp PLC	136,344	11,927
FedEx Corp	20,626	2,892
Fortive Corp	25,423	1,720
Graco Inc	542,313	26,026

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Honeywell International Inc	46,532	$6,728
Huntington Ingalls Industries Inc, Cl A	41,706	7,277
Illinois Tool Works Inc	98,062	17,146
Johnson Controls International plc	494,338	16,877
L3Harris Technologies Inc	25,220	4,279
Lockheed Martin Corp	15,688	5,725
ManpowerGroup Inc	19,756	1,358
Middleby Corp/The *	100,000	7,894
Northrop Grumman Corp	16,563	5,092
Oshkosh Corp	61,954	4,437
Otis Worldwide Corp	25,842	1,469
PACCAR Inc	43,000	3,219
Raytheon Technologies Corp	308,576	19,014
Robert Half International Inc	27,601	1,458
Roper Technologies Inc	67,713	26,290
Siemens AG ADR	311,780	18,392
Southwest Airlines Co, Cl A *	86,460	2,955
SPX Corp *	148,826	6,124
Stanley Black & Decker Inc	20,000	2,788
Textron Inc	190,528	6,270
Timken Co/The	112,333	5,110
TransDigm Group Inc *	4,293	1,898
Waste Management Inc	18,232	1,931
WW Grainger Inc	64,211	20,173

		287,064

Information Technology — 21.1%
Adobe Inc *	137,412	59,817
Amphenol Corp, Cl A	19,651	1,883
Analog Devices Inc	82,993	10,178
Apple Inc	266,564	97,243
Applied Materials Inc	438,038	26,479
Arista Networks Inc *	15,299	3,213
ASML Holding NV, Cl G	25,169	9,263
Broadcom Inc	17,131	5,407
Cisco Systems Inc	778,637	36,316
Citrix Systems Inc	44,716	6,614
Cognizant Technology Solutions Corp, Cl A	8,912	506
Corning Inc, Cl B	234,159	6,065
Dropbox Inc, Cl A *	216,744	4,719
Hewlett Packard Enterprise Co	307,307	2,990
HP Inc	480,394	8,373
Intel Corp	631,741	37,797
International Business Machines Corp	6,932	837
Intuit Inc	156,005	46,207
Juniper Networks Inc	7,046	161
Keysight Technologies Inc *	148,082	14,924
Lam Research Corp	22,006	7,118
Marvell Technology Group Ltd	264,770	9,283
Mastercard Inc, Cl A	216,758	64,095
Microchip Technology Inc	248,826	26,204
Micron Technology Inc *	161,000	8,295

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microsoft Corp	486,353	$98,978
Motorola Solutions Inc	22,111	3,098
Oracle Corp, Cl B	512,747	28,339
QUALCOMM Inc	79,861	7,284
salesforce.com Inc *	15,984	2,994
SAP SE ADR (A)	135,999	19,040
Seagate Technology PLC	160,400	7,765
ServiceNow Inc *	18,268	7,400
Tech Data Corp *	39,569	5,738
Teradyne Inc	10,969	927
Texas Instruments Inc	44,297	5,624
VeriSign Inc *	91,384	18,901
Visa Inc, Cl A (A)	276,204	53,354
Vishay Intertechnology Inc	88,686	1,354
Western Digital Corp *	33,750	1,490
Xerox Holdings Corp	320,477	4,900
Zendesk Inc *	63,012	5,579

		766,752

Materials — 4.5%
Cabot Corp	119,095	4,412
Celanese Corp, Cl A	28,298	2,443
Corteva Inc	64,004	1,715
Domtar Corp *	35,648	753
Dow Inc	162,912	6,640
DuPont de Nemours Inc	43,599	2,316
Eastman Chemical Co	165,233	11,507
Ecolab Inc	134,113	26,682
Huntsman Corp	531,983	9,560
Ingevity Corp *	14,131	743
International Paper Co	135,045	4,755
Linde PLC	123,959	26,293
LyondellBasell Industries NV, Cl A	74,826	4,918
Newmont Corp	98,126	6,058
O-I Glass Inc, Cl I *	451,358	4,053
Reliance Steel & Aluminum Co	11,055	1,049
Sherwin-Williams Co/The, Cl A	66,555	38,459
Steel Dynamics Inc	349,887	9,129
Westrock Co	27,405	774

		162,259

Real Estate — 2.4%
American Tower Corp, Cl A ‡	107,519	27,798
Brandywine Realty Trust ‡	24,300	265
CBRE Group Inc, Cl A *‡	41,173	1,862
Crown Castle International Corp ‡	40,644	6,802
Diversified Healthcare Trust ‡	1,104,641	4,888
Equinix Inc ‡	1,986	1,395
Equity Commonwealth *‡	50,543	1,627
Healthpeak Properties Inc ‡	606,660	16,720
Host Hotels & Resorts Inc *‡	60,390	652
Invitation Homes Inc ‡	28,203	776
Public Storage ‡	4,106	788

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SBA Communications Corp, Cl A ‡	25,216	$7,512
Service Properties Trust ‡	673,708	4,777
Weingarten Realty Investors ‡	147,570	2,793
Welltower Inc ‡	126,579	6,550

		85,205

Utilities — 1.4%
Ameren Corp	65,226	4,589
American Electric Power Co Inc	57,553	4,584
Edison International	40,300	2,189
Exelon Corp	317,795	11,533
FirstEnergy Corp	180,837	7,013
NextEra Energy Inc	63,228	15,185
PPL Corp	200,035	5,169
Vistra Energy Corp	40,284	750

		51,012

Total Common Stock (Cost $1,804,992) ($ Thousands)		3,611,606

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, L.P.
0.190% **†(B)	98,940,231	$98,983

Total Affiliated Partnership (Cost $98,971) ($ Thousands)		98,983

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	20,655,320	20,655

Total Cash Equivalent (Cost $20,655) ($ Thousands)		20,655

Total Investments in Securities — 102.9% (Cost $1,924,618) ($ Thousands)		$3,731,244

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	2	Sep-2020	$300	$309	$9
S&P Mid Cap 400 Index E-MINI	1	Sep-2020	177	178	1

			$477	$487	$10

Percentages are based on Net Assets of $3,627,276 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $97,789 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $98,983 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of June 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	3,611,606	–	–	3,611,606
Affiliated Partnership	–	98,983	–	98,983
Cash Equivalent	20,655	–	–	20,655

Total Investments in Securities	3,632,261	98,983	–	3,731,244

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	10	–	–	10

Total Other Financial Instruments	10	–	–	10

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Large Cap Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/20	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 39,146	$398,452	$ (338,627)	$ 3	$9	$98,983	98,940,231	$ 160	$—
SEI Daily Income Trust, Government Fund, Cl F	31,813	458,386	(472,544)	—	—	17,655	20,655,320	609	—

Totals	$ 70,959	$856,838	$ (811,171)	$ 3	$9	$116,638		$ 769	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Communication Services — 10.4%
Activision Blizzard Inc	23,600	$1,791
Alphabet Inc, Cl A *	9,202	13,049
Alphabet Inc, Cl C *	8,965	12,673
AT&T Inc	218,093	6,593
CenturyLink Inc	30,170	303
Charter Communications Inc, Cl A *	4,600	2,346
Comcast Corp, Cl A	139,396	5,433
Discovery Inc, Cl A *	4,700	99
Discovery Inc, Cl C *	9,696	187
DISH Network Corp, Cl A *	7,638	264
Electronic Arts Inc *	8,778	1,159
Facebook Inc, Cl A *	73,575	16,707
Fox Corp	14,819	397
Interpublic Group of Cos Inc/The	12,201	209
Live Nation Entertainment Inc *	4,100	182
Netflix Inc *	13,500	6,143
News Corp, Cl A	11,975	142
News Corp, Cl B	4,000	48
Omnicom Group Inc	6,704	366
Take-Two Interactive Software Inc, Cl A *	3,500	489
T-Mobile US Inc *	16,820	1,752
Twitter Inc *	23,600	703
Verizon Communications Inc	126,696	6,985
ViacomCBS Inc, Cl B	16,221	378
Walt Disney Co/The	55,293	6,166

		84,564

Consumer Discretionary — 10.5%
Advance Auto Parts Inc	2,100	299
Amazon.com Inc, Cl A *	12,813	35,349
Aptiv PLC	8,300	647
AutoZone Inc *	730	824
Best Buy Co Inc	7,054	616
Booking Holdings Inc *	1,255	1,998
BorgWarner Inc	6,500	229
CarMax Inc *	5,000	448
Carnival Corp (A)	14,084	231
Chipotle Mexican Grill Inc, Cl A *	790	831
Darden Restaurants Inc	4,018	304
Dollar General Corp	7,681	1,463
Dollar Tree Inc *	7,354	682
Domino’s Pizza Inc	1,200	443
DR Horton Inc	10,358	574
eBay Inc	20,349	1,067
Expedia Group Inc	4,155	342
Ford Motor Co	117,770	716
Gap Inc/The	6,931	87
Garmin Ltd	4,505	439
General Motors Co	38,413	972
Genuine Parts Co	4,436	386
H&R Block Inc	5,613	80

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanesbrands Inc	11,700	$132
Hasbro Inc	3,996	300
Hilton Worldwide Holdings Inc	8,400	617
Home Depot Inc/The	32,945	8,253
Kohl’s Corp	5,056	105
L Brands Inc	6,527	98
Las Vegas Sands Corp	10,500	478
Leggett & Platt Inc	4,259	150
Lennar Corp, Cl A	8,616	531
LKQ Corp *	9,100	238
Lowe’s Cos Inc	23,049	3,114
Marriott International Inc/MD, Cl A	8,324	714
McDonald’s Corp	22,711	4,189
MGM Resorts International	15,700	264
Mohawk Industries Inc *	1,900	193
Newell Brands Inc, Cl B	11,055	176
NIKE Inc, Cl B	37,823	3,709
Norwegian Cruise Line Holdings Ltd *	8,100	133
NVR Inc *	110	358
O’Reilly Automotive Inc *	2,318	977
PulteGroup Inc	8,099	276
PVH Corp	2,159	104
Ralph Lauren Corp, Cl A	1,605	116
Ross Stores Inc	10,736	915
Royal Caribbean Cruises Ltd (A)	5,100	257
Starbucks Corp	35,687	2,626
Tapestry Inc	8,719	116
Target Corp, Cl A	15,228	1,826
Tiffany & Co	3,278	400
TJX Cos Inc/The	36,586	1,850
Tractor Supply Co	3,544	467
Ulta Beauty Inc *	1,747	355
Under Armour Inc, Cl A *	6,005	59
Under Armour Inc, Cl C *	6,449	57
VF Corp	9,665	589
Whirlpool Corp	1,905	247
Wynn Resorts Ltd	2,900	216
Yum! Brands Inc	9,170	797

		85,029

Consumer Staples — 6.8%
Altria Group Inc	57,073	2,240
Archer-Daniels-Midland Co	17,275	689
Brown-Forman Corp, Cl B	5,465	348
Campbell Soup Co	5,184	257
Church & Dwight Co Inc	7,400	572
Clorox Co/The	3,842	843
Coca-Cola Co/The	118,249	5,283
Colgate-Palmolive Co	26,295	1,926
Conagra Brands Inc	15,065	530
Constellation Brands Inc, Cl A	5,113	895
Costco Wholesale Corp	13,518	4,099

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coty Inc, Cl A	10,291	$46
Estee Lauder Cos Inc/The, Cl A	6,800	1,283
General Mills Inc	18,486	1,140
Hershey Co/The	4,412	572
Hormel Foods Corp	8,608	415
J M Smucker Co/The	3,453	365
Kellogg Co	7,667	506
Kimberly-Clark Corp	10,503	1,485
Kraft Heinz Co/The	19,108	609
Kroger Co/The	24,436	827
Lamb Weston Holdings Inc	4,600	294
McCormick & Co Inc/MD	3,766	676
Molson Coors Beverage Co, Cl B	5,751	198
Mondelez International Inc, Cl A	43,520	2,225
Monster Beverage Corp *	11,354	787
PepsiCo Inc	42,422	5,611
Philip Morris International Inc	47,587	3,334
Procter & Gamble Co/The	75,800	9,063
Sysco Corp, Cl A	15,520	848
Tyson Foods Inc, Cl A	8,903	532
Walgreens Boots Alliance Inc	22,357	948
Walmart Inc	43,361	5,194

		54,640

Energy — 2.7%
Apache Corp	10,900	147
Baker Hughes Co, Cl A	19,449	299
Cabot Oil & Gas Corp	12,913	222
Chevron Corp	57,123	5,097
Concho Resources Inc	5,900	304
ConocoPhillips	32,660	1,372
Devon Energy Corp	11,313	128
Diamondback Energy Inc, Cl A	4,900	205
EOG Resources Inc	17,746	899
Exxon Mobil Corp	129,346	5,785
Halliburton Co	27,542	358
Hess Corp	7,975	413
HollyFrontier Corp	4,300	126
Kinder Morgan Inc	59,582	904
Marathon Oil Corp	25,856	158
Marathon Petroleum Corp	19,660	735
National Oilwell Varco Inc, Cl A	11,268	138
Noble Energy Inc	13,900	125
Occidental Petroleum Corp (A)	27,462	503
ONEOK Inc	13,709	455
Phillips 66	13,275	955
Pioneer Natural Resources Co	5,104	499
Schlumberger Ltd, Cl A	42,000	772
TechnipFMC PLC	14,200	97
Valero Energy Corp	12,621	742

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams Cos Inc/The	37,669	$716

		22,154

Financials — 9.8%
Aflac Inc	21,734	783
Allstate Corp/The	9,559	927
American Express Co	20,128	1,916
American International Group Inc	26,430	824
Ameriprise Financial Inc	3,684	553
Aon PLC, Cl A	7,029	1,354
Arthur J Gallagher & Co	5,800	565
Assurant Inc	1,805	186
Bank of America Corp	238,945	5,675
Bank of New York Mellon Corp/The	24,499	947
Berkshire Hathaway Inc, Cl B *	59,563	10,633
BlackRock Inc	4,718	2,567
Capital One Financial Corp	13,955	874
Cboe Global Markets Inc	3,300	308
Charles Schwab Corp/The	34,836	1,175
Chubb Ltd	13,834	1,752
Cincinnati Financial Corp	4,683	300
Citigroup Inc	63,551	3,248
Citizens Financial Group Inc	13,300	336
CME Group Inc	11,040	1,794
Comerica Inc	4,592	175
Discover Financial Services	9,230	462
E*TRADE Financial Corp	6,752	336
Everest Re Group Ltd	1,237	255
Fifth Third Bancorp	21,811	421
First Republic Bank/CA	5,100	541
Franklin Resources Inc	8,950	188
Globe Life Inc	3,139	233
Goldman Sachs Group Inc/The	9,465	1,871
Hartford Financial Services Group Inc/The	11,186	431
Huntington Bancshares Inc/OH	30,814	278
Intercontinental Exchange Inc	16,705	1,530
Invesco Ltd	11,000	118
JPMorgan Chase & Co	93,276	8,773
KeyCorp	30,083	366
Lincoln National Corp	5,998	221
Loews Corp	7,762	266
M&T Bank Corp	3,825	398
MarketAxess Holdings Inc	1,200	601
Marsh & McLennan Cos Inc	15,459	1,660
MetLife Inc	23,739	867
Moody’s Corp	4,963	1,364
Morgan Stanley	36,861	1,780
MSCI Inc, Cl A	2,600	868
Nasdaq Inc, Cl A	3,500	418
Northern Trust Corp	6,509	516
People’s United Financial Inc	12,900	149
PNC Financial Services Group Inc/The	12,884	1,356

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Principal Financial Group Inc, Cl A	7,757	$322
Progressive Corp/The	17,885	1,433
Prudential Financial Inc	12,266	747
Raymond James Financial Inc	3,900	268
Regions Financial Corp	28,863	321
S&P Global Inc	7,421	2,445
State Street Corp	10,691	679
SVB Financial Group, Cl B *	1,600	345
Synchrony Financial	16,063	356
T Rowe Price Group Inc	6,908	853
Travelers Cos Inc/The	7,656	873
Truist Financial Corp	41,096	1,543
Unum Group	6,061	101
US Bancorp	42,223	1,555
W R Berkley Corp	4,400	252
Wells Fargo & Co	113,915	2,916
Willis Towers Watson PLC	3,921	772
Zions Bancorp NA	5,360	182

		79,122

Health Care — 14.2%
Abbott Laboratories	54,099	4,946
AbbVie Inc	53,850	5,287
ABIOMED Inc *	1,400	338
Agilent Technologies Inc	9,415	832
Alexion Pharmaceuticals Inc *	6,700	752
Align Technology Inc *	2,159	593
AmerisourceBergen Corp, Cl A	4,496	453
Amgen Inc, Cl A	18,029	4,252
Anthem Inc	7,727	2,032
Baxter International Inc	15,635	1,346
Becton Dickinson and Co	9,071	2,170
Biogen Inc *	5,000	1,338
Bio-Rad Laboratories Inc, Cl A *	700	316
Boston Scientific Corp *	44,012	1,545
Bristol-Myers Squibb Co	69,097	4,063
Cardinal Health Inc	9,159	478
Centene Corp *	17,808	1,132
Cerner Corp	9,500	651
Cigna Corp	11,207	2,103
Cooper Cos Inc/The, Cl A	1,500	425
CVS Health Corp	40,176	2,610
Danaher Corp, Cl A	19,196	3,394
DaVita Inc *	2,505	198
DENTSPLY SIRONA Inc	6,609	291
DexCom Inc *	2,800	1,135
Edwards Lifesciences Corp, Cl A *	18,800	1,299
Eli Lilly and Co	25,806	4,237
Gilead Sciences Inc	38,284	2,946
HCA Healthcare Inc	8,105	787
Henry Schein Inc *	4,400	257
Hologic Inc *	7,800	445

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Humana Inc	4,058	$1,574
IDEXX Laboratories Inc *	2,600	858
Illumina Inc *	4,500	1,667
Incyte Corp *	5,500	572
Intuitive Surgical Inc *	3,560	2,029
IQVIA Holdings Inc *	5,500	780
Johnson & Johnson	80,654	11,342
Laboratory Corp of America Holdings *	2,963	492
McKesson Corp	4,929	756
Medtronic PLC	40,972	3,757
Merck & Co Inc	77,276	5,976
Mettler-Toledo International Inc *	733	591
Mylan NV *	15,815	254
PerkinElmer Inc	3,340	328
Perrigo Co PLC	4,004	221
Pfizer Inc	169,956	5,558
Quest Diagnostics Inc	4,024	459
Regeneron Pharmaceuticals Inc *	3,100	1,933
ResMed Inc	4,400	845
STERIS PLC	2,600	399
Stryker Corp	9,846	1,774
Teleflex Inc	1,400	510
Thermo Fisher Scientific Inc	12,118	4,391
UnitedHealth Group Inc	29,028	8,562
Universal Health Services Inc, Cl B	2,400	223
Varian Medical Systems Inc *	2,705	331
Vertex Pharmaceuticals Inc *	7,960	2,311
Waters Corp *	1,897	342
West Pharmaceutical Services Inc	2,300	523
Zimmer Biomet Holdings Inc	6,222	743
Zoetis Inc, Cl A	14,546	1,993

		114,745

Industrials — 7.7%
3M Co	17,501	2,730
A O Smith Corp	4,100	193
Alaska Air Group Inc	4,000	145
Allegion plc	2,770	283
American Airlines Group Inc (A)	15,809	207
AMETEK Inc	7,100	634
Boeing Co/The	16,341	2,995
Carrier Global Corp	24,844	552
Caterpillar Inc, Cl A	16,506	2,088
CH Robinson Worldwide Inc	4,205	332
Cintas Corp	2,612	696
Copart Inc *	6,300	525
CSX Corp	23,372	1,630
Cummins Inc	4,444	770
Deere & Co	9,606	1,510
Delta Air Lines Inc, Cl A	17,113	480
Dover Corp	4,437	428
Eaton Corp PLC	12,208	1,068

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emerson Electric Co	18,115	$1,124
Equifax Inc	3,730	641
Expeditors International of Washington Inc	5,209	396
Fastenal Co, Cl A	17,418	746
FedEx Corp	7,305	1,024
Flowserve Corp	4,300	123
Fortive Corp	9,187	622
Fortune Brands Home & Security Inc	4,200	268
General Dynamics Corp	7,130	1,066
General Electric Co	267,009	1,824
Honeywell International Inc	21,451	3,102
Howmet Aerospace Inc	12,478	198
Huntington Ingalls Industries Inc, Cl A	1,300	227
IDEX Corp	2,300	363
IHS Markit Ltd	12,200	921
Illinois Tool Works Inc	8,729	1,526
Ingersoll Rand Inc *	10,333	290
Jacobs Engineering Group Inc	4,104	348
JB Hunt Transport Services Inc	2,551	307
Johnson Controls International PLC	22,799	778
Kansas City Southern	2,900	433
L3Harris Technologies Inc	6,609	1,121
Lockheed Martin Corp	7,536	2,750
Masco Corp	8,084	406
Nielsen Holdings PLC	11,200	166
Norfolk Southern Corp	7,830	1,375
Northrop Grumman Corp	4,741	1,458
Old Dominion Freight Line Inc, Cl A	2,900	492
Otis Worldwide Corp	12,522	712
PACCAR Inc	10,567	791
Parker-Hannifin Corp, Cl A	3,971	728
Pentair PLC	5,266	200
Quanta Services Inc	4,200	165
Raytheon Technologies Corp	44,860	2,764
Republic Services Inc	6,383	524
Robert Half International Inc	3,532	187
Rockwell Automation Inc	3,530	752
Rollins Inc	4,200	178
Roper Technologies Inc	3,200	1,242
Snap-on Inc	1,653	229
Southwest Airlines Co, Cl A	16,662	569
Stanley Black & Decker Inc	4,640	647
Teledyne Technologies Inc *	1,100	342
Textron Inc	6,907	227
Trane Technologies PLC	7,304	650
TransDigm Group Inc	1,600	707
Union Pacific Corp	20,674	3,495
United Airlines Holdings Inc *	7,500	260
United Parcel Service Inc, Cl B	21,624	2,404
United Rentals Inc *	2,200	328
Verisk Analytics Inc, Cl A	5,000	851
Waste Management Inc	11,828	1,253

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westinghouse Air Brake Technologies Corp	5,690	$328
WW Grainger Inc	1,365	429
Xylem Inc/NY	5,600	364

		62,687

Information Technology — 26.6%
Accenture PLC, Cl A	19,504	4,188
Adobe Inc *	14,741	6,417
Advanced Micro Devices Inc *	35,900	1,889
Akamai Technologies Inc *	5,004	536
Amphenol Corp, Cl A	9,009	863
Analog Devices Inc	11,271	1,382
ANSYS Inc *	2,600	759
Apple Inc	124,682	45,484
Applied Materials Inc	27,950	1,690
Arista Networks Inc *	1,700	357
Autodesk Inc, Cl A *	6,717	1,607
Automatic Data Processing Inc	13,059	1,944
Broadcom Inc	12,246	3,865
Broadridge Financial Solutions Inc	3,444	435
Cadence Design Systems Inc *	8,500	816
CDW Corp/DE	4,300	500
Cisco Systems Inc	129,761	6,052
Citrix Systems Inc	3,542	524
Cognizant Technology Solutions Corp, Cl A	16,705	949
Corning Inc, Cl B	22,908	593
DXC Technology Co	8,130	134
F5 Networks Inc, Cl A *	1,800	251
Fidelity National Information Services Inc, Cl B	18,965	2,543
Fiserv Inc, Cl A *	17,120	1,671
FleetCor Technologies Inc *	2,569	646
FLIR Systems Inc	4,000	162
Fortinet Inc *	4,112	564
Gartner Inc *	2,700	328
Global Payments Inc	9,227	1,565
Hewlett Packard Enterprise Co	39,891	388
HP Inc	43,291	755
Intel Corp	129,597	7,754
International Business Machines Corp	27,133	3,277
Intuit Inc	7,986	2,365
IPG Photonics Corp *	1,100	176
Jack Henry & Associates Inc	2,400	442
Juniper Networks Inc	10,500	240
Keysight Technologies Inc *	5,700	574
KLA Corp	4,671	908
Lam Research Corp	4,422	1,430
Leidos Holdings Inc	4,100	384
Mastercard Inc, Cl A	27,017	7,989
Maxim Integrated Products Inc	8,000	485
Microchip Technology Inc	7,404	780
Micron Technology Inc *	33,969	1,750

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microsoft Corp	232,171	$47,249
Motorola Solutions Inc	5,189	727
NetApp Inc	6,885	305
NortonLifeLock Inc	16,247	322
NVIDIA Corp	18,865	7,167
Oracle Corp, Cl B	63,523	3,511
Paychex Inc	9,869	748
Paycom Software Inc *	1,500	465
PayPal Holdings Inc *	35,949	6,263
Qorvo Inc *	3,500	387
QUALCOMM Inc	34,354	3,133
salesforce.com Inc *	27,509	5,153
Seagate Technology PLC	7,100	344
ServiceNow Inc *	5,861	2,374
Skyworks Solutions Inc	5,004	640
Synopsys Inc *	4,600	897
TE Connectivity Ltd	10,209	833
Texas Instruments Inc	28,066	3,563
Tyler Technologies Inc *	1,200	416
VeriSign Inc *	3,100	641
Visa Inc, Cl A	51,576	9,963
Western Digital Corp	9,174	405
Western Union Co/The	12,434	269
Xerox Holdings Corp	5,876	90
Xilinx Inc	7,453	733
Zebra Technologies Corp, Cl A *	1,600	410

		215,419

Materials — 2.4%
Air Products and Chemicals Inc	6,726	1,624
Albemarle Corp	3,400	263
Amcor PLC	49,032	501
Avery Dennison Corp	2,515	287
Ball Corp	9,972	693
Celanese Corp, Cl A	3,600	311
CF Industries Holdings Inc	6,450	182
Corteva Inc	23,273	623
Dow Inc	22,606	921
DuPont de Nemours Inc	22,673	1,205
Eastman Chemical Co	4,020	280
Ecolab Inc	7,575	1,507
FMC Corp	4,000	398
Freeport-McMoRan Inc, Cl B	43,836	507
International Flavors & Fragrances Inc	3,294	403
International Paper Co	12,074	425
Linde PLC	16,120	3,419
LyondellBasell Industries NV, Cl A	7,974	524
Martin Marietta Materials Inc, Cl A	1,919	396
Mosaic Co/The	10,109	126
Newmont Corp	24,425	1,508
Nucor Corp	9,295	385
Packaging Corp of America	2,900	289

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPG Industries Inc	7,190	$763
Sealed Air Corp	4,528	149
Sherwin-Williams Co/The, Cl A	2,471	1,428
Vulcan Materials Co	4,149	481
Westrock Co	7,884	223

		19,821

Real Estate — 2.8%
Alexandria Real Estate Equities Inc ‡	3,800	617
American Tower Corp, Cl A ‡	13,600	3,516
Apartment Investment and Management Co, Cl A ‡	4,640	175
AvalonBay Communities Inc ‡	4,315	667
Boston Properties Inc ‡	4,500	407
CBRE Group Inc, Cl A *‡	10,309	466
Crown Castle International Corp ‡	12,704	2,126
Digital Realty Trust Inc, Cl A ‡	8,269	1,175
Duke Realty Corp ‡	11,300	400
Equinix Inc ‡	2,716	1,907
Equity Residential ‡	10,844	638
Essex Property Trust Inc ‡	2,000	458
Extra Space Storage Inc ‡	4,000	370
Federal Realty Investment Trust ‡	2,200	188
Healthpeak Properties Inc ‡	16,800	463
Host Hotels & Resorts Inc ‡	21,674	234
Iron Mountain Inc ‡	8,538	223
Kimco Realty Corp ‡	12,213	157
Mid-America Apartment Communities Inc ‡	3,500	401
Prologis Inc ‡	22,620	2,111
Public Storage ‡	4,566	876
Realty Income Corp ‡	10,600	631
Regency Centers Corp ‡	4,999	229
SBA Communications Corp, Cl A ‡	3,400	1,013
Simon Property Group Inc ‡	9,506	650
SL Green Realty Corp ‡	2,600	128
UDR Inc ‡	9,000	336
Ventas Inc ‡	11,532	422
Vornado Realty Trust ‡	4,977	190
Welltower Inc ‡	12,600	652
Weyerhaeuser Co ‡	23,061	518

		22,344

Utilities — 3.0%
AES Corp/The	20,990	304
Alliant Energy Corp	7,400	354
Ameren Corp	7,653	539
American Electric Power Co Inc	15,115	1,204
American Water Works Co Inc	5,500	708
Atmos Energy Corp	3,700	368
CenterPoint Energy Inc	17,085	319
CMS Energy Corp	8,801	514
Consolidated Edison Inc	10,133	729
Dominion Energy Inc	25,787	2,093

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DTE Energy Co	5,845	$628
Duke Energy Corp	22,616	1,807
Edison International	11,657	633
Entergy Corp	6,026	565
Evergy Inc	6,999	415
Eversource Energy	10,335	861
Exelon Corp	29,755	1,080
FirstEnergy Corp	16,423	637
NextEra Energy Inc	14,920	3,584
NiSource Inc	11,844	269
NRG Energy Inc	7,213	235
Pinnacle West Capital Corp	3,449	253
PPL Corp	23,871	617
Public Service Enterprise Group Inc	15,330	754
Sempra Energy	9,045	1,060
Southern Co/The	32,235	1,671
WEC Energy Group Inc	9,619	843
Xcel Energy Inc	16,036	1,002

		24,046

Total Common Stock (Cost $280,205) ($ Thousands)		784,571

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
T-Mobile US Inc, Expires 07/30/2020	11,600	$2

Total Rights (Cost $—) ($ Thousands)		2

	Shares

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.190% **†(B)	789,111	789

Total Affiliated Partnership (Cost $789) ($ Thousands)		789

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	22,264,028	22,264

Total Cash Equivalent (Cost $22,264) ($ Thousands)		22,264

Total Investments in Securities — 99.8% (Cost $303,258) ($ Thousands)		$807,626

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	164	Sep-2020	$25,105	$25,340	$235

Percentages are based on Net Assets of $809,249 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $770 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $789 ($ Thousands).

Cl — Class

L.P.  — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of June 30, 2020 in valuing the fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	784,571	–	–	784,571
Rights	2	–	–	2
Affiliated Partnership	–	789	–	789
Cash Equivalent	22,264	–	–	22,264

Total Investments in Securities	806,837	789	–	807,626

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	235	–	–	235

Total Other Financial Instruments	235	–	–	235

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

S&P 500 Index Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value at 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 58,206	$(57,420)	$ 3	$—	$ 789	789,111	$ 8	$—
SEI Daily Income Trust, Government Fund, Cl F	8,999	227,015	(213,750)	—	—	22,264	22,264,028	100	—

Totals	$8,999	$285,221	$(271,170)	$ 3	$—	$23,053		$108	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Communication Services — 2.6%
Anterix Inc *	8,100	$367
Bandwidth Inc, Cl A *	4,900	622
Boingo Wireless Inc *	18,460	246
Boston Omaha Corp, Cl A *	6,651	107
Cable One Inc	813	1,443
Cars.com Inc *	31,960	184
Cogent Communications Holdings Inc	37,296	2,885
comScore Inc *	39,480	122
Consolidated Communications Holdings Inc *	129,828	879
Entercom Communications Corp *	17,607	24
EverQuote Inc, Cl A *	10,856	631
Glu Mobile Inc *	56,917	528
Iridium Communications Inc *	22,800	580
Liberty TripAdvisor Holdings Inc, Cl A *	10,080	22
MSG Networks Inc *	8,497	85
National CineMedia Inc	55,239	164
Nexstar Media Group Inc, Cl A	32,055	2,683
Ooma Inc *	62,880	1,036
QuinStreet Inc *	30,430	318
TrueCar Inc *	109,584	283
Zynga Inc, Cl A *	54,107	516

		13,725

Consumer Discretionary — 14.2%
Aaron’s Inc	33,025	1,499
Adtalem Global Education Inc *	15,500	483
Advance Auto Parts Inc	6,850	976
American Axle & Manufacturing Holdings Inc *	22,340	170
American Eagle Outfitters Inc (A)	317,426	3,460
American Public Education Inc *	41,162	1,218
America’s Car-Mart Inc/TX *	6,000	527
Aspen Group Inc/CO *	66,704	604
Beazer Homes USA Inc, Cl A *	15,060	152
Big Lots Inc	27,100	1,138
BJ’s Restaurants Inc *	15,800	331
Bloomin’ Brands Inc *	411,611	4,388
Brinker International Inc *	78,460	1,883
Brunswick Corp/DE	19,200	1,229
Buckle Inc/The *	16,590	260
Caleres Inc	11,670	97
Callaway Golf Co	67,738	1,186
Camping World Holdings Inc, Cl A	19,500	530
Carriage Services Inc	23,296	422
Carter’s Inc *	10,791	871
Cato Corp/The, Cl A *	38,430	314
Cavco Industries Inc *	3,111	600
Cheesecake Factory Inc/The *(A)	142,783	3,273
Chegg Inc *	20,983	1,411
Chico’s FAS Inc *	1,483	2

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chuy’s Holdings Inc *	18,360	$273
Core-Mark Holding Co Inc, Cl A	50,949	1,271
Darden Restaurants Inc *	4,188	317
Dave & Buster’s Entertainment Inc *(A)	297,694	3,968
Deckers Outdoor Corp *	6,765	1,329
Delta Apparel Inc *	1,678	20
Denny’s Corp, Cl A *	1,598	16
Dick’s Sporting Goods Inc	37,428	1,544
Domino’s Pizza Inc	4,005	1,480
DraftKings Inc, Cl A *(A)	9,100	303
El Pollo Loco Holdings Inc *	43,780	646
Eldorado Resorts Inc *(A)	10,251	411
Envela Corp *	23,000	140
Ethan Allen Interiors Inc *	37,630	445
Etsy Inc *	5,700	606
Everi Holdings Inc *	689	4
Fiesta Restaurant Group Inc *	20,350	130
Fox Factory Holding Corp *	6,300	520
Genesco Inc *	6,826	148
Golden Entertainment Inc *	797	7
Green Brick Partners Inc *	84,193	998
Haverty Furniture Cos Inc	10,530	168
Hibbett Sports Inc *	27,130	568
Houghton Mifflin Harcourt Co *	2,946	5
Hudson Ltd, Cl A *	3,527	17
Johnson Outdoors Inc, Cl A	2,267	206
Lands’ End Inc *	22,760	183
Michaels Cos Inc/The *	2,296	16
Modine Manufacturing Co *	599,612	3,310
Monro Inc	20,034	1,101
Murphy USA Inc *	26,560	2,990
Noodles & Co, Cl A *	25,560	155
Ollie’s Bargain Outlet Holdings Inc *	5,000	488
Oxford Industries Inc, Cl A	10,222	450
Papa John’s International Inc, Cl A	4,782	380
Peloton Interactive Inc, Cl A *	12,026	695
Penn National Gaming Inc *	14,915	456
Perdoceo Education Corp *	34,492	549
Pool Corp	6,078	1,652
Potbelly Corp *	6,519	15
PulteGroup Inc	28,016	953
Purple Innovation Inc, Cl A *	25,500	459
Regis Corp *	10,700	88
Ruth’s Hospitality Group Inc *	1,623	13
Signet Jewelers Ltd *	11,914	122
Skechers USA Inc, Cl A *	15,180	476
Smith & Wesson Brands Inc *	36,751	791
Sportsman’s Warehouse Holdings Inc *	73,030	1,041
Stamps.com Inc *	4,950	909
Steven Madden Ltd *	17,534	433
Strategic Education Inc	3,542	544
Tenneco Inc, Cl A *	2,445	19

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Texas Roadhouse Inc, Cl A *	8,351	$439
Thor Industries Inc	4,689	500
Tilly’s Inc, Cl A *	60,750	344
TopBuild Corp *	5,050	575
Tractor Supply Co	12,507	1,648
TRI Pointe Group Inc *	36,818	541
Universal Electronics Inc *	2,310	108
Universal Technical Institute Inc *	77,635	540
Urban Outfitters Inc *	122,389	1,863
US Auto Parts Network Inc *(A)	82,081	711
Vera Bradley Inc *	26,310	117
Vista Outdoor Inc *	78,562	1,135
Weyco Group Inc	6,970	151
Williams-Sonoma Inc	5,600	459
Wingstop Inc, Cl A	8,650	1,202
Winmark Corp	1,076	184
Workhorse Group Inc *(A)	69,500	1,209
YETI Holdings Inc *	24,000	1,026
Zumiez Inc *	13,930	381

		73,985

Consumer Staples — 6.1%
BJ’s Wholesale Club Holdings Inc *	58,293	2,173
Boston Beer Co Inc/The, Cl A *	2,214	1,188
Calavo Growers Inc	19,639	1,235
Cal-Maine Foods Inc *	30,968	1,377
Casey’s General Stores Inc	8,636	1,291
Celsius Holdings Inc *(A)	58,000	683
Central Garden & Pet Co, Cl A *	19,960	718
Church & Dwight Co Inc	19,430	1,502
Darling Ingredients Inc *	133,649	3,290
Freshpet Inc *	10,145	849
Hain Celestial Group Inc/The *	51,501	1,623
Hostess Brands Inc, Cl A *	93,682	1,145
Ingles Markets Inc, Cl A	43	2
J & J Snack Foods Corp	10,508	1,336
John B Sanfilippo & Son Inc	44	4
Lamb Weston Holdings Inc	19,546	1,250
Landec Corp *	32,806	261
Lifevantage Corp *	43,370	586
Medifast Inc (A)	13,177	1,829
MGP Ingredients Inc	19,210	705
Natural Grocers by Vitamin Cottage Inc	48,460	721
Pilgrim’s Pride Corp *	95,597	1,615
PriceSmart Inc	8,883	536
Sanderson Farms Inc	8,299	962
SpartanNash Co	7,970	169
Spectrum Brands Holdings Inc	13,145	603
Sprouts Farmers Market Inc *	18,000	461
TreeHouse Foods Inc *	37,030	1,622
United Natural Foods Inc *	13,080	238
Veru Inc *	146,434	489

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Village Super Market Inc, Cl A	15,598	$432
Weis Markets Inc	12,203	612

		31,507

Energy — 2.0%
Antero Resources Corp *	110,000	279
Berry Corp *	45,600	220
Bonanza Creek Energy Inc *	8,151	121
Cabot Oil & Gas Corp	117,487	2,018
Cimarex Energy Co	76,207	2,095
Clean Energy Fuels Corp *	76,100	169
Delek US Holdings Inc	30,391	529
DMC Global Inc *	21,048	581
Dorian LPG Ltd *	18,370	142
GasLog Ltd	2,024	6
Green Plains Inc *	19,810	202
International Seaways Inc	24,500	400
Liberty Oilfield Services Inc, Cl A *	26,130	143
National Energy Services Reunited Corp *	20,990	145
NexTier Oilfield Solutions Inc *	91,050	223
Oceaneering International Inc, Cl A *	438	3
Oil States International Inc *	37,260	177
Parsley Energy Inc, Cl A	29,000	310
PDC Energy Inc, Cl A *	9,823	122
Peabody Energy Corp *	34,300	99
Phillips 66 Partners LP (B)	21,258	766
Select Energy Services Inc, Cl A *	61,628	302
SM Energy Co	115,230	432
Solaris Oilfield Infrastructure Inc, Cl A	14,980	111
Talos Energy Inc *	26,710	246
Tidewater Inc *	15,843	89
W&T Offshore Inc *	44,965	103
World Fuel Services Corp	19,217	495

		10,528

Financials — 16.6%
Affiliated Managers Group Inc	9,574	714
Amalgamated Bank, Cl A	21,600	273
American Equity Investment Life Holding Co	201,866	4,988
AMERISAFE Inc	109	7
Anworth Mortgage Asset Corp ‡	155,280	264
Ares Commercial Real Estate Corp ‡	41,360	377
Artisan Partners Asset Management Inc, Cl A	21,298	692
Atlantic Capital Bancshares Inc *	16,935	206
B Riley Financial Inc	7,140	155
Banco Latinoamericano de Comercio Exterior SA, Cl E	12,680	146
Bancorp Inc/The *	45,100	442
Bank of Marin Bancorp	10,419	347
Bank of NT Butterfield & Son Ltd/The	46,086	1,124
Bank OZK	48,615	1,141
BankUnited Inc	204,223	4,136
Benefytt Technologies Inc, Cl A *(A)	35,757	732

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Blackstone Mortgage Trust Inc, Cl A ‡	52,148	$1,256
Bridgewater Bancshares Inc *	16,240	166
Capital Bancorp Inc *	9,963	107
Capstead Mortgage Corp ‡	22,370	123
Carter Bank & Trust *	22,130	179
Central Pacific Financial Corp	16,300	261
Cherry Hill Mortgage Investment Corp ‡	16,866	152
CNO Financial Group Inc	288,598	4,493
Cohen & Steers Inc	28,402	1,933
Crawford & Co, Cl A	36,940	291
Curo Group Holdings Corp	21,950	179
Customers Bancorp Inc *	19,072	229
Dime Community Bancshares Inc	7,280	100
Discover Financial Services	27,438	1,374
Donegal Group Inc, Cl A	17,670	251
Dynex Capital Inc ‡(A)	76,443	1,093
Enova International Inc *	9,740	145
ESSA Bancorp Inc	7,018	98
Exantas Capital Corp *‡	5,978	16
EZCORP Inc, Cl A *	68,000	428
FactSet Research Systems Inc	5,566	1,828
Farmers National Banc Corp	21,760	258
FedNat Holding Co	7,096	79
First Bancshares Inc/The	4,643	104
First Commonwealth Financial Corp	243,725	2,018
First Community Bankshares Inc	19,280	433
First Financial Corp/IN	6,440	237
First Horizon National Corp	362,001	3,606
First of Long Island Corp/The	14,488	237
Flushing Financial Corp	26,923	310
FNB Corp/PA	591,400	4,435
Forum Merger II Corp, Cl A *(A)	25,500	419
Globe Life Inc	14,326	1,063
Goosehead Insurance Inc, Cl A *	7,971	599
Granite Point Mortgage Trust Inc *‡	43,007	309
Great Western Bancorp Inc	115,518	1,590
Greenhill & Co Inc	14,910	149
Greenlight Capital Re Ltd, Cl A *	19,430	127
Hamilton Lane Inc, Cl A	8,100	546
Hanmi Financial Corp	12,380	120
Hanover Insurance Group Inc/The, Cl A	8,782	890
HarborOne Bancorp Inc *	74,190	634
HBT Financial Inc	23,580	314
HCI Group Inc	10,970	507
Hercules Capital Inc, Cl A	117,834	1,234
Heritage Commerce Corp	18,641	140
Heritage Insurance Holdings Inc	18,210	238
Hilltop Holdings Inc	30,235	558
Home BancShares Inc/AR	72,837	1,120
HomeTrust Bancshares Inc	13,650	218
Houlihan Lokey Inc, Cl A	9,000	501
IBERIABANK Corp	25,289	1,152

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Independent Bank Corp/MI	8,850	$131
Investors Bancorp Inc	59,727	508
Kemper Corp, Cl A	13,989	1,015
Kinsale Capital Group Inc	3,408	529
Lincoln National Corp	49,800	1,832
Macatawa Bank Corp	36,993	289
MarketAxess Holdings Inc	3,200	1,603
Mercantile Bank Corp	7,970	180
Merchants Bancorp/IN	29,500	545
MGIC Investment Corp	98,097	803
Morningstar Inc, Cl A	2,950	416
National General Holdings Corp	223,770	4,836
Nicolet Bankshares Inc *	61	3
NMI Holdings Inc, Cl A *	25,000	402
OFG Bancorp	116,059	1,552
On Deck Capital Inc *	17,175	12
Oportun Financial Corp *	11,720	158
Oppenheimer Holdings Inc, Cl A	8,220	179
Palomar Holdings Inc, Cl A *	6,264	537
PCSB Financial Corp	19,520	248
Peapack-Gladstone Financial Corp	15,340	287
PennyMac Financial Services Inc	29,296	1,224
Peoples Bancorp Inc/OH	30,640	652
Pinnacle Financial Partners Inc	9,372	394
PJT Partners Inc	10,036	515
Prosperity Bancshares Inc	19,398	1,152
Provident Bancorp Inc	15,496	122
Pzena Investment Management Inc, Cl A	23,670	129
RBB Bancorp	22,380	306
Ready Capital Corp ‡	25,413	221
Regional Management Corp *	6,593	117
Richmond Mutual BanCorp Inc	12,940	145
Safeguard Scientifics Inc *	55,761	390
Sterling Bancorp/DE	116,008	1,360
Stifel Financial Corp	9,584	455
TCF Financial Corp	45,281	1,332
TriState Capital Holdings Inc *	15,768	248
Umpqua Holdings Corp	352,185	3,747
Univest Financial Corp	81,038	1,308
Waterstone Financial Inc	85,646	1,270
Western Alliance Bancorp	11,705	443
Westwood Holdings Group Inc *	7,840	124
WisdomTree Investments Inc	47,480	165

		86,475

Health Care — 15.5%
Abeona Therapeutics Inc *	22,861	67
ACADIA Pharmaceuticals Inc *	25,731	1,247
Acceleron Pharma Inc *	5,202	496
Accuray Inc *	67,774	138
Aduro Biotech Inc *	146,101	337
Adverum Biotechnologies Inc *	16,500	345

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Affimed NV *	150,750	$696
Agenus Inc *	150,683	592
Akebia Therapeutics Inc *	30,000	407
Albireo Pharma Inc *	6,240	165
Allogene Therapeutics Inc *(A)	8,100	347
Amedisys Inc *	3,106	617
AMN Healthcare Services Inc *	20,872	944
AnaptysBio Inc *	9,970	223
AngioDynamics *	26,311	268
Anika Therapeutics Inc *	21,530	812
Antares Pharma Inc *	87,930	242
Apyx Medical Corp *	19,855	110
Arcus Biosciences Inc *	10,800	267
Ardelyx Inc *	14,658	101
Arena Pharmaceuticals Inc *	8,500	535
Assembly Biosciences Inc *	248	6
Atreca Inc, Cl A *	9,379	200
AtriCure Inc *	10,872	489
Avid Bioservices Inc *	109,050	716
Axsome Therapeutics Inc *	4,485	369
BioCryst Pharmaceuticals Inc *	208,810	995
BioDelivery Sciences International Inc *	172,187	751
Biohaven Pharmaceutical Holding Co Ltd *	8,500	621
BioSpecifics Technologies Corp *	12,110	742
Calithera Biosciences Inc *	144,340	762
Castle Biosciences Inc *	9,913	374
Catalyst Pharmaceuticals Inc *	154,880	716
Cerecor Inc *	68,780	179
Charles River Laboratories International Inc *	2,145	374
Chemed Corp	3,648	1,646
ChemoCentryx Inc *	17,381	1,000
Chiasma Inc *	51,941	279
Community Health Systems Inc *	8,243	25
Computer Programs and Systems Inc	10,280	234
Cross Country Healthcare Inc *	33,060	204
Cue Biopharma Inc *	11,540	283
Cutera Inc *	25,190	307
Cymabay Therapeutics Inc *	152,000	530
Cytokinetics Inc *	19,200	453
CytomX Therapeutics Inc *	81,240	677
CytoSorbents Corp *	29,349	291
Dicerna Pharmaceuticals Inc *	27,401	696
Durect Corp *(A)	250,808	582
Eagle Pharmaceuticals Inc/DE *	7,648	367
Eiger BioPharmaceuticals Inc *	25,992	250
Emergent BioSolutions Inc *	7,559	598
Encompass Health Corp	20,393	1,263
Ensign Group Inc/The	51,812	2,168
Envista Holdings Corp *	65,490	1,381
Enzo Biochem Inc *	113,950	255
Evolent Health Inc, Cl A *	33,829	241

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelixis Inc *	14,000	$332
Fate Therapeutics Inc *	15,041	516
Five Prime Therapeutics Inc *	85,000	518
Flexion Therapeutics Inc *	48,080	632
Fulcrum Therapeutics Inc *	6,971	127
G1 Therapeutics Inc *	25,776	625
GenMark Diagnostics Inc *	84,214	1,239
Haemonetics Corp *	5,030	450
Halozyme Therapeutics Inc *	25,000	670
Hanger Inc *	318	5
Harpoon Therapeutics Inc *	6,830	113
HealthStream Inc *	122	3
Heska Corp *	3,900	363
Horizon Therapeutics Plc *	10,300	572
iCAD Inc *	30,661	306
Immunomedics Inc *	15,361	544
Inovalon Holdings Inc, Cl A *	29,917	576
Inspire Medical Systems Inc *	5,066	441
Integer Holdings Corp *	6,399	467
Integra LifeSciences Holdings Corp *	51,140	2,403
Intersect ENT Inc *	15,000	203
Invacare Corp *	25,330	161
Invitae Corp *(A)	19,500	591
Iovance Biotherapeutics Inc *	15,355	421
iRhythm Technologies Inc *	5,514	639
IVERIC bio Inc *	114,000	581
Joint Corp/The *	17,660	270
Jounce Therapeutics Inc *	46,160	319
Kala Pharmaceuticals Inc *(A)	33,000	347
Karuna Therapeutics Inc *	3,895	434
Karyopharm Therapeutics Inc *	24,584	466
Kindred Biosciences Inc *	34,426	155
Kiniksa Pharmaceuticals Ltd, Cl A *	4,318	110
Kura Oncology Inc *	27,510	448
Lannett Co Inc *	11,824	86
Lantheus Holdings Inc *	34,420	492
LeMaitre Vascular Inc	4,990	132
Livongo Health Inc *(A)	7,672	577
Luminex Corp	56,400	1,835
Magellan Health Inc *	14,141	1,032
Marinus Pharmaceuticals Inc *	76,347	194
MeiraGTx Holdings plc *	24,050	301
Meridian Bioscience Inc *	64,721	1,507
Mersana Therapeutics Inc *	14,910	349
Momenta Pharmaceuticals Inc *	34,133	1,136
Mustang Bio Inc *	43,728	139
MyoKardia Inc *	4,744	458
Natera Inc *	11,800	588
Nevro Corp *	4,215	504
NextCure Inc *	13,485	289
Novavax Inc *	9,100	758
Novocure Ltd *	7,524	446

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NuVasive Inc *	16,109	$897
Owens & Minor Inc	76,054	580
Pacific Biosciences of California Inc *	39,750	137
Pacira BioSciences Inc *	10,700	561
Personalis Inc *	27,470	356
Pfenex Inc *	78,350	654
Pieris Pharmaceuticals Inc *	62,273	193
Precision BioSciences Inc *	21,160	176
Prestige Consumer Healthcare Inc, Cl A *	48,780	1,832
Prevail Therapeutics Inc *	10,273	153
Protagonist Therapeutics Inc *	23,029	407
Prothena Corp PLC *	19,080	200
Puma Biotechnology Inc *	17,650	184
Quest Diagnostics Inc	12,678	1,445
Quidel Corp *	5,089	1,139
Recro Pharma Inc *	42,520	193
Repligen Corp *	7,599	939
ResMed Inc	10,580	2,031
Retrophin Inc *	34,500	704
Rigel Pharmaceuticals Inc *	346,140	633
Scholar Rock Holding Corp *	22,600	412
Select Medical Holdings Corp *	30,869	455
Sientra Inc *	35,410	137
SIGA Technologies Inc *	57,085	337
Spectrum Pharmaceuticals Inc *	48,360	163
Spero Therapeutics Inc *	17,650	239
STAAR Surgical Co *	10,300	634
STERIS PLC	10,628	1,631
Surgery Partners Inc *	13,570	157
Surmodics Inc *	6,790	294
Sutro Biopharma Inc *	10,760	83
Syndax Pharmaceuticals Inc *	21,770	323
Synlogic Inc *	13,008	26
Syros Pharmaceuticals Inc *	35,574	379
Tandem Diabetes Care Inc *	4,615	457
Teladoc Health Inc *	2,105	402
TG Therapeutics Inc *	23,500	458
Theravance Biopharma Inc *	22,000	462
Translate Bio Inc *	15,600	280
US Physical Therapy Inc *	8,923	723
Utah Medical Products Inc	902	80
Vapotherm Inc *	26,320	1,079
Vericel Corp *	28,790	398
Verrica Pharmaceuticals Inc *	16,522	182
Voyager Therapeutics Inc *	36,230	457

		80,512

Industrials — 13.5%
AAON Inc	9,612	522
Advanced Drainage Systems Inc	13,022	643
AECOM *	30,648	1,152
Altra Industrial Motion Corp	27,134	864

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Superconductor Corp *	41,208	$335
Atlas Air Worldwide Holdings Inc *	46,066	1,982
Axon Enterprise Inc *(A)	13,200	1,295
Badger Meter Inc	22,692	1,428
Blue Bird Corp *	12,431	186
Brady Corp, Cl A	11,374	533
BWX Technologies Inc, Cl W	51,301	2,906
CAI International Inc *	16,210	270
CBIZ Inc *	22,225	533
CECO Environmental Corp *	35,290	233
CIRCOR International Inc *	39,458	1,005
Clean Harbors Inc *	19,346	1,160
Covenant Transportation Group Inc, Cl A *	15,230	220
CRA International Inc	15,976	631
CSW Industrials Inc	46	3
Ducommun Inc *	13,275	463
DXP Enterprises Inc/TX *	22,615	450
EMCOR Group Inc	8,180	541
Energy Recovery Inc *	72,778	553
Enerpac Tool Group Corp, Cl A	29,606	521
Ennis Inc	38,590	700
EnPro Industries Inc	15,107	745
ESCO Technologies Inc	6,595	557
Exponent Inc	19,798	1,602
Franklin Covey Co *	15,530	332
FTI Consulting Inc *(A)	3,662	419
Generac Holdings Inc *	15,661	1,909
Gibraltar Industries Inc *	12,467	599
Gorman-Rupp Co/The	221	7
Great Lakes Dredge & Dock Corp *	24,150	224
H&E Equipment Services Inc	1,102	20
Harsco Corp *	53,110	718
Heidrick & Struggles International Inc	23,722	513
Heritage-Crystal Clean Inc *	7,620	133
Hexcel Corp, Cl A *	16,775	759
Hillenbrand Inc	15,183	411
Huntington Ingalls Industries Inc, Cl A	5,695	994
Huron Consulting Group Inc *	24,350	1,077
Insteel Industries Inc	32,412	618
ITT Inc	25,132	1,476
JetBlue Airways Corp *	271,981	2,965
Kelly Services Inc, Cl A *	27,232	431
Kimball International Inc, Cl B	19,143	221
Korn Ferry	26,722	821
Landstar System Inc	8,958	1,006
Lindsay Corp	5,994	553
Masonite International Corp *	10,614	826
Mastech Digital Inc *	25,705	667
Mercury Systems Inc *	7,019	552
Miller Industries Inc/TN	10,049	299
MRC Global Inc *	59,140	350
MSC Industrial Direct Co Inc, Cl A	19,358	1,409

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MYR Group Inc *	17,530	$559
Nordson Corp	6,447	1,223
Northwest Pipe Co *	22,050	553
Orion Group Holdings Inc *	140,502	441
Park Aerospace Corp	43,210	481
PICO Holdings Inc *	12,274	103
Pitney Bowes Inc	50,400	131
Plug Power Inc *	84,517	694
Powell Industries Inc	23,470	643
Proto Labs Inc *	4,400	495
Quad/Graphics Inc *	10,053	33
Quanex Building Products Corp	49,121	682
Regal Beloit	11,863	1,036
Resources Connection Inc	53,300	638
Ryder System Inc	31,023	1,164
Saia Inc *	4,300	478
Scorpio Bulkers Inc	882	14
Shyft Group Inc/The	68,027	1,146
Simpson Manufacturing Co Inc	14,251	1,202
Snap-on Inc	8,539	1,183
SP Plus Corp *	4,700	97
SPX Corp *	13,745	566
SPX FLOW Inc *	11,406	427
Standex International Corp	14,930	859
Sterling Construction Co Inc *	16,440	172
Team Inc *	80,577	449
Tetra Tech Inc	27,453	2,172
Textainer Group Holdings Ltd *	26,290	215
Toro Co/The	17,472	1,159
Trex Co Inc *	6,336	824
TriMas Corp *	23,817	570
Tutor Perini Corp *	16,290	198
UFP Industries Inc	13,256	656
Universal Logistics Holdings Inc *	16,900	294
Vectrus Inc *	8,160	401
Veritiv Corp *	10,961	186
Vicor Corp *	7,229	520
Wabash National Corp	50,070	532
Werner Enterprises Inc	23,500	1,023
WESCO International Inc *	88,312	3,101
Willdan Group Inc *	7,290	182
Woodward Inc	6,000	465

		70,309

Information Technology — 15.4%
2U Inc *	13,200	501
A10 Networks Inc *	120,017	817
ACI Worldwide Inc *	19,753	533
ACM Research Inc, Cl A *	6,769	422
Agilysys Inc *	37,320	670
American Software Inc/GA, Cl A	32,772	517
Amkor Technology Inc *	47,959	590

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avid Technology Inc *	44,900	$326
Belden Inc	10,178	331
Bill.com Holdings Inc *	5,753	519
Blackline Inc *	7,857	651
Box Inc, Cl A *	28,806	598
Brightcove Inc *	58,374	460
Broadridge Financial Solutions Inc	12,171	1,536
Cabot Microelectronics Corp	10,856	1,515
CACI International Inc, Cl A *	7,464	1,619
Calix Inc *	84,444	1,258
Casa Systems Inc *	47,124	196
Cerence Inc *	12,400	506
ChannelAdvisor Corp *	46,270	733
Ciena Corp *	9,400	509
Cirrus Logic Inc *	7,774	480
Cloudera Inc *	34,594	440
Cloudflare Inc, Cl A *	14,829	533
Cognex Corp	26,296	1,570
Comtech Telecommunications Corp	16,430	278
Conduent Inc *	76,590	183
CyberOptics Corp *	16,751	540
Diebold Nixdorf Inc *	2,475	15
Digi International Inc *	18,272	213
Digital Turbine Inc *	105,204	1,322
Diodes Inc *	23,267	1,180
DSP Group Inc *	37,730	599
Dynatrace Inc *	15,813	642
Echo Global Logistics Inc *	15,530	336
eGain Corp *	36,615	407
Endurance International Group Holdings Inc *	36,220	146
Enphase Energy Inc *(A)	10,516	500
Entegris Inc	6,628	391
ePlus Inc *	6,977	493
Everbridge Inc *	3,520	487
ExlService Holdings Inc *	24,200	1,534
Fastly Inc, Cl A *	6,377	543
Five9 Inc *	10,946	1,211
FormFactor Inc *	34,910	1,024
GSI Technology Inc *	32,018	230
Hackett Group Inc/The	44,678	605
Harmonic Inc, Cl A *	55,112	262
II-VI Inc *	32,185	1,520
Impinj Inc *	30,814	847
Inphi Corp *	10,788	1,268
Inseego Corp *(A)	32,889	382
Intellicheck Inc *(A)	77,394	584
International Money Express Inc *	32,564	406
Jack Henry & Associates Inc	8,463	1,557
Lattice Semiconductor Corp *	44,648	1,268
Limelight Networks Inc *	155,000	1,141
Littelfuse Inc	7,040	1,201

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MACOM Technology Solutions Holdings Inc *	76,902	$2,642
Manhattan Associates Inc *	5,500	518
ManTech International Corp/VA, Cl A	48,316	3,309
MAXIMUS Inc	18,259	1,286
Mitek Systems Inc *	42,291	406
MobileIron Inc *	127,848	630
Model N Inc *	19,462	677
Monolithic Power Systems Inc	2,250	533
Napco Security Technologies Inc *	15,801	370
NCR Corp *	148,150	2,566
NeoPhotonics Corp *	159,368	1,415
NIC Inc	21,529	494
nLight Inc *	8,410	187
Nuance Communications Inc *	21,392	541
OneSpan Inc *	20,000	559
PC Connection Inc	4,612	214
PCTEL Inc	82,347	550
PDF Solutions Inc *	23,130	452
Pegasystems Inc	3,805	385
PFSweb Inc *	88,239	589
Photronics Inc *	44,026	490
Power Integrations Inc	20,793	2,456
QAD Inc, Cl A	2,509	104
Rambus Inc *	35,970	547
Ribbon Communications Inc *	45,100	177
Science Applications International Corp	6,944	539
Semtech Corp *	20,453	1,068
SMART Global Holdings Inc *	10,582	288
SPS Commerce Inc *	7,300	548
StarTek Inc *	7,462	38
Super Micro Computer Inc *	188,760	5,359
SVMK Inc *	29,978	706
Switch Inc, Cl A	18,000	321
Sykes Enterprises Inc *	18,083	500
Telenav Inc *	91,726	504
TTEC Holdings Inc	13,333	621
Universal Display Corp	8,667	1,297
Veeco Instruments Inc *	59,379	801
Viavi Solutions Inc *	116,931	1,490
Virtusa Corp *	42,908	1,393
Xperi Holding Corp	42,500	627
Zix Corp *	70,310	485
Zscaler Inc *	4,645	509

		80,336

Materials — 4.9%
American Vanguard Corp, Cl B *	14,600	201
B2Gold Corp	316,632	1,801
Balchem Corp	5,865	556
Boise Cascade Co	16,935	637
Cabot Corp	11,912	441
Century Aluminum Co *	218,204	1,556

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clearwater Paper Corp *	21,250	$768
Commercial Metals Co, Cl A	235,474	4,804
Contura Energy Inc *	3,268	10
Domtar Corp *	30,473	643
Flotek Industries Inc *	15,671	19
Forterra Inc *	62,720	700
Gold Resource Corp	194,331	799
Hecla Mining Co	193,796	634
Ingevity Corp *	13,731	722
Innospec Inc	6,700	518
Koppers Holdings Inc *	31,635	596
Livent Corp *(A)	91,619	564
Myers Industries Inc	39,886	580
Neenah Inc, Cl A	36	2
Novagold Resources Inc *	55,000	505
O-I Glass Inc, Cl I *	55,542	499
Olin Corp (A)	46,321	532
P H Glatfelter Co	258	4
Quaker Chemical Corp (A)	8,167	1,516
Ryerson Holding Corp *	23,378	132
Schnitzer Steel Industries Inc, Cl A	17,130	302
Scotts Miracle-Gro Co/The, Cl A	3,535	475
Sensient Technologies Corp	8,505	444
Silgan Holdings Inc	26,527	859
Stepan Co	5,879	571
SunCoke Energy Inc	40,840	121
Tredegar Corp	232	4
US Concrete Inc *	14,430	358
Valvoline Inc	58,029	1,122
Verso Corp	34,560	413
W R Grace & Co	25,852	1,313

		25,721

Real Estate — 3.3%
Agree Realty Corp ‡	8,625	567
Alexandria Real Estate Equities Inc ‡	10,110	1,640
Americold Realty Trust ‡	39,514	1,434
CatchMark Timber Trust Inc, Cl A ‡	14,671	130
Columbia Property Trust Inc ‡	70,492	926
CorEnergy Infrastructure Trust Inc ‡	8,630	79
CorePoint Lodging Inc *‡	683	3
Corporate Office Properties Trust ‡	47,028	1,192
CTO Realty Growth Inc ‡	2,400	95
EastGroup Properties Inc ‡	5,071	601
First Industrial Realty Trust Inc ‡	14,783	568
Getty Realty Corp ‡	19,105	567
Gladstone Commercial Corp ‡	20,130	377
Gladstone Land Corp ‡	19,031	302
Global Medical REIT Inc ‡	24,160	274
Hersha Hospitality Trust, Cl A *‡	12,556	72
Kennedy-Wilson Holdings Inc ‡	78,379	1,193
Lexington Realty Trust, Cl B ‡	68,687	725

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Health Investors Inc ‡	5,631	$342
NexPoint Residential Trust Inc ‡	30,964	1,095
QTS Realty Trust Inc, Cl A ‡	19,336	1,239
RE/MAX Holdings Inc, Cl A ‡	16,917	532
Redfin Corp *‡	18,200	763
Retail Value Inc ‡	18,955	234
Rexford Industrial Realty Inc ‡	13,573	562
Ryman Hospitality Properties Inc *‡	9,940	344
Seritage Growth Properties *‡	816	9
STAG Industrial Inc ‡	20,179	592
Tejon Ranch Co *‡	12,089	174
Terreno Realty Corp ‡	10,166	535
UMH Properties Inc ‡	9,260	120

		17,286

Utilities — 3.3%
Algonquin Power & Utilities Corp	122,775	1,589
American States Water Co	21,935	1,725
American Water Works Co Inc	10,548	1,357
Artesian Resources Corp, Cl A	7,268	264
Atlantic Power Corp *	185,190	370
Avista Corp	13,700	499
Black Hills Corp, Cl A	19,263	1,091
California Water Service Group, Cl A	10,954	522
Clearway Energy Inc, Cl A	26,500	556
Consolidated Water Co Ltd	33,195	479
Genie Energy Ltd, Cl B	63,770	469
Hawaiian Electric Industries Inc	14,146	510
IDACORP Inc, Cl A	12,753	1,114
PNM Resources Inc	11,189	430
Portland General Electric Co	49,266	2,060
Pure Cycle Corp *	74,489	685
SJW Group	8,568	532
Spark Energy Inc, Cl A	14,717	104
Spire Inc	21,654	1,423
UGI Corp	41,622	1,324
Unitil Corp	72	3
York Water Co/The	97	5

		17,111

Total Common Stock (Cost $452,375) ($ Thousands)		507,495

AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P.
0.190% **†(C)	21,920,860	21,929

Total Affiliated Partnership (Cost $21,925) ($ Thousands)		21,929

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	14,831,266	$14,831

Total Cash Equivalent (Cost $14,831) ($ Thousands)		14,831

Total Investments in Securities — 104.4% (Cost $489,131) ($ Thousands)		$544,255

Percentages are based on Net Assets of $521,328 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $21,961 ($ Thousands).

(B)	Security is a Master Limited Partnership. At June 30, 2020, such securities amounted to $766 ($ Thousands), or 0.1% of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $21,929 ($ Thousands).

Cl — Class

LP — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

SPX — Standard & Poor’s 500 Index

The following is a list of the levels of inputs used as of June 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	507,495	–	–	507,495
Affiliated Partnership	–	21,929	–	21,929
Cash Equivalent	14,831	–	–	14,831

Total Investments in Securities	522,326	21,929	–	544,255

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 16,900	$ 132,013	$ (126,991)	$ 2	$ 5	$ 21,929	21,920,860	$ 180	$ —
SEI Daily Income Trust, Government Fund, Cl F	13,698	210,484	(209,351)	—	—	14,831	14,831,266	86	—

Totals	$ 30,598	$ 342,497	$ (336,342)	$ 2	$ 5	$ 36,760		$ 266	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Communication Services — 1.8%
AMC Networks Inc, Cl A *	21,797	$510
Cars.com Inc *	44,287	255
Entercom Communications Corp	77,830	107
Liberty TripAdvisor Holdings Inc, Cl A *	19,142	41
Nexstar Media Group Inc, Cl A	41,625	3,483
TEGNA Inc	45,084	502
Travelzoo *	2,040	12
Yelp Inc, Cl A *	11,549	267

		5,177

Consumer Discretionary — 11.6%
Aaron’s Inc	11,181	508
American Axle & Manufacturing Holdings Inc *	60,966	463
American Eagle Outfitters Inc	164,209	1,790
American Public Education Inc *	4,294	127
Bassett Furniture Industries Inc	3,552	26
Big Lots Inc	16,724	702
Bloomin’ Brands Inc	147,931	1,577
Bluegreen Vacations (A)	7,013	38
Brinker International Inc	36,599	878
Buckle Inc/The	3,069	48
Cheesecake Factory Inc/The (A)	49,364	1,131
Collectors Universe Inc	1,698	58
Cooper Tire & Rubber Co	9,451	261
Dana Inc	74,666	910
Dave & Buster’s Entertainment Inc (A)	115,374	1,538
Deckers Outdoor Corp *	2,522	495
Dick’s Sporting Goods Inc	51,127	2,110
Dillard’s Inc, Cl A (A)	3,728	96
Ethan Allen Interiors Inc	7,670	91
GameStop Corp, Cl A *(A)	–	—
Genesco Inc *	14,446	313
G-III Apparel Group *	25,608	340
Goodyear Tire & Rubber Co/The	47,101	421
Group 1 Automotive Inc	13,392	883
Haverty Furniture Cos Inc	27,684	443
Hibbett Sports Inc *	7,811	164
K12 Inc *	9,391	256
KB Home	26,516	813
Laureate Education Inc, Cl A *	3,069	31
La-Z-Boy Inc, Cl Z	26,055	705
Lithia Motors Inc, Cl A	26,104	3,950
MDC Holdings Inc	21,111	754
Meritage Homes Corp *	26,749	2,036
Modine Manufacturing Co *	289,158	1,596
Office Depot Inc	390,034	917
Perdoceo Education Corp *	19,595	312
PulteGroup Inc	13,366	455
Rent-A-Center Inc/TX	23,467	653
Sally Beauty Holdings Inc *	66,841	838

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shutterstock Inc	2,224	$78
Skechers U.S.A. Inc, Cl A *	10,674	335
Sleep Number Corp *	13,954	581
Sonic Automotive Inc, Cl A	27,915	891
Taylor Morrison Home Corp, Cl A *	2,887	56
Tenneco Inc, Cl A *	20,445	155
Urban Outfitters Inc *	56,593	861
Wendy’s Co/The	26,899	586
Williams-Sonoma Inc	7,413	608
Wyndham Destinations Inc	9,900	279

		33,157

Consumer Staples — 3.0%
Edgewell Personal Care Co *	15,540	484
Hostess Brands Inc, Cl A *	255,654	3,124
Ingles Markets Inc, Cl A	17,300	745
Medifast Inc (A)	5,854	812
Pilgrim’s Pride Corp *	28,712	485
SpartanNash Co	53,695	1,141
Sprouts Farmers Market Inc *	23,991	614
Universal Corp/VA	15,958	678
USANA Health Sciences Inc *	1,632	120
Village Super Market Inc, Cl A	13,951	387
Weis Markets Inc	1,110	56

		8,646

Energy — 2.3%
Arch Resources	12,829	364
Cabot Oil & Gas Corp	17,675	304
Callon Petroleum Co *(A)	66,561	77
Cimarex Energy Co	24,518	674
CONSOL Energy Inc *	1,755	9
Delek US Holdings Inc	29,986	522
Denbury Resources Inc *	161,226	44
DHT Holdings Inc	34,044	175
Parsley Energy Inc, Cl A	97,947	1,046
PDC Energy Inc, Cl A *	17,537	218
Rattler Midstream LP (B)	104,328	1,012
Renewable Energy Group Inc *	2,379	59
SEACOR Holdings Inc, Cl A *	2,380	67
Southwestern Energy Co *	171,727	440
Viper Energy Partners LP (B)	62,328	646
World Fuel Services Corp	36,460	939

		6,596

Financials — 21.5%
Affiliated Managers Group Inc	12,648	943
AG Mortgage Investment Trust Inc ‡(A)	6,976	22
Amalgamated Bank, Cl A	3,592	45
American Equity Investment Life Holding Co	87,977	2,174
Apollo Commercial Real Estate Finance Inc ‡	18,656	183
Arbor Realty Trust Inc ‡(A)	60,313	557
Artisan Partners Asset Management Inc, Cl A	7,852	255

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Associated Banc-Corp	79,842	$1,092
Assured Guaranty Ltd	10,296	251
Axis Capital Holdings Ltd	12,212	495
Banco Latinoamericano de Comercio Exterior SA, Cl E	37,368	430
Bancorp Inc/The *	14,131	138
BankUnited Inc	115,472	2,338
Benefytt Technologies Inc, Cl A *(A)	12,054	247
Berkshire Hills Bancorp Inc	25,303	279
BGC Partners Inc, Cl A	634,022	1,737
BlackRock Capital Investment Corp	13,071	35
C&F Financial Corp	1,654	55
Camden National Corp	24,822	857
Capstar Financial Holdings Inc	8,130	98
Cathay General Bancorp	33,768	888
Central Pacific Financial Corp	11,733	188
CIT Group Inc	30,222	626
CNO Financial Group Inc	231,634	3,607
Columbia Banking System Inc	108,476	3,075
Community Trust Bancorp Inc	11,467	376
Cowen Inc, Cl A	4,075	66
Customers Bancorp Inc *	19,623	236
Elevate Credit Inc *	16,357	24
EZCORP Inc, Cl A *	13,275	84
Federal Agricultural Mortgage Corp, Cl C	16,623	1,064
Fidelity National Financial Inc	2,381	73
Financial Institutions Inc	2,345	44
First BanCorp/Puerto Rico	55,415	310
First Busey Corp	6,163	115
First Business Financial Services Inc	2,620	43
First Commonwealth Financial Corp	215,854	1,787
First Foundation Inc	9,199	150
First Horizon National Corp	109,869	1,094
First Internet Bancorp	3,784	63
First Merchants Corp	43,734	1,206
Flagstar Bancorp Inc	37,962	1,117
Flushing Financial Corp	32,349	373
FNB Corp/PA	279,228	2,094
FS KKR Capital (A)	20,557	288
Fulton Financial Corp	74,887	789
GAMCO Investors Inc, Cl A	10,442	139
Genworth Financial Inc, Cl A *	78,634	182
Great Southern Bancorp Inc	5,675	229
Great Western Bancorp Inc	52,279	719
Hancock Whitney Corp, Cl A	39,527	838
Hanmi Financial Corp	15,102	147
Hercules Capital Inc, Cl A	14,634	153
Hilltop Holdings Inc	18,024	333
HomeStreet Inc	8,801	217
Hope Bancorp Inc	75,051	692
IBERIABANK Corp	13,380	609
International Bancshares Corp	13,089	419

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Invesco Mortgage Capital Inc ‡(A)	39,132	$146
Investors Bancorp Inc	58,493	497
Ladder Capital Corp, Cl A ‡	16,215	131
Level One Bancorp	3,261	55
Lincoln National Corp	16,983	625
Merchants Bancorp/IN	6,850	127
Mercury General Corp	6,822	278
Metropolitan Bank Holding Corp *	3,196	103
MFA Financial Inc ‡	123,945	309
MGIC Investment Corp	90,468	741
Midland States Bancorp Inc	2,454	37
National General Holdings Corp	71,573	1,547
Navient Corp	56,244	395
New Mountain Finance Corp (A)	23,565	219
OFG Bancorp	128,092	1,713
Old National Bancorp/IN, Cl A	42,411	584
OP Bancorp	8,158	56
Oppenheimer Holdings Inc, Cl A	2,401	52
Pacific Premier Bancorp Inc	80,692	1,749
PacWest Bancorp	143,300	2,824
PennantPark Investment Corp	28,945	102
PennyMac Mortgage Investment Trust ‡	35,550	623
Peoples Bancorp Inc/OH	8,257	176
Popular Inc	22,142	823
Radian Group Inc	58,696	910
Republic Bancorp Inc/KY, Cl A	26,257	859
Simmons First National Corp, Cl A	31,052	531
Starwood Property Trust Inc ‡	181,253	2,712
Sterling Bancorp Inc/MI	22,273	80
Synovus Financial Corp	14,259	293
TCF Financial Corp	52,621	1,548
Third Point Reinsurance Ltd *	5,822	44
TriState Capital Holdings Inc *	6,717	105
Two Harbors Investment Corp ‡	45,736	230
Umpqua Holdings Corp	145,493	1,548
Universal Insurance Holdings Inc	7,221	128
Veritex Holdings Inc	21,425	379
Waddell & Reed Financial Inc, Cl A	17,229	267
Walker & Dunlop Inc	17,529	891
Western Asset Mortgage Capital Corp ‡	19,438	53
Zions Bancorp NA	14,225	484

		61,662

Health Care — 7.1%
Akcea Therapeutics *	3,515	48
Allscripts Healthcare Solutions Inc *	7,867	53
AMN Healthcare Services Inc *	7,290	330
Anika Therapeutics Inc *	2,804	106
Arena Pharmaceuticals Inc *(A)	9,233	581
BioSpecifics Technologies Corp *	1,736	106
Catalyst Pharmaceuticals Inc *	32,484	150
Change Healthcare Inc *	174,723	1,957

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coherus Biosciences Inc *	16,140	$288
Corcept Therapeutics Inc *	60,875	1,024
CorVel Corp *	922	65
Eagle Pharmaceuticals Inc/DE *	7,250	348
Enanta Pharmaceuticals Inc *	3,554	179
Evofem Biosciences *	5,053	14
Haemonetics Corp *	1,964	176
HealthStream Inc *	2,568	57
Innoviva Inc *	107,026	1,496
Integra LifeSciences Holdings Corp *	7,688	361
Jounce Therapeutics Inc *	8,842	61
Lannett Co Inc *	24,626	179
Ligand Pharmaceuticals Inc *(A)	37,796	4,227
Magellan Health Inc *	12,532	915
Mallinckrodt PLC *(A)	23,064	62
MEDNAX Inc *	27,343	468
Medpace Holdings Inc *	2,872	267
Meridian Bioscience Inc *	2,976	69
NextGen Healthcare Inc *	7,875	87
NuVasive Inc *	955	53
Orthofix Medical Inc *	2,800	90
Owens & Minor Inc	23,310	178
Palatin Technologies *(A)	111,839	57
Patterson Cos Inc	46,939	1,033
PDL BioPharma Inc *	60,889	177
Providence Service Corp/The *	726	57
Quidel Corp *	2,738	613
Select Medical Holdings Corp *	29,250	431
Supernus Pharmaceuticals Inc *	10,831	257
Syneos Health Inc, Cl A *	59,017	3,438
Triple-S Management Corp, Cl B *	3,683	70
Vanda Pharmaceuticals Inc *	13,541	155
Xencor Inc *	5,136	166

		20,449

Industrials — 14.3%
ACCO Brands Corp	99,019	703
AECOM *	13,705	515
Aerojet Rocketdyne Holdings Inc *	1,092	43
American Woodmark Corp *	6,563	496
Apogee Enterprises Inc	14,294	329
ArcBest Corp	20,003	530
Atkore International Group Inc *	34,273	937
Atlas Air Worldwide Holdings Inc *	32,823	1,412
BMC Stock Holdings Inc *	21,119	531
Briggs & Stratton Corp (A)	–	—
Builders FirstSource Inc *	36,561	757
BWX Technologies Inc, Cl W	51,912	2,940
Colfax Corp *	125,783	3,509
Columbus McKinnon Corp/NY	3,774	126
Costamare Inc	14,218	79
Deluxe Corp	18,500	435

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EMCOR Group Inc	2,175	$144
Encore Wire Corp	3,483	170
Ennis Inc	6,739	122
EnPro Industries Inc	5,014	247
Great Lakes Dredge & Dock Corp *	5,340	49
Greenbrier Cos Inc/The	20,871	475
Hawaiian Holdings Inc	20,977	295
Heidrick & Struggles International Inc	2,286	49
Herman Miller Inc	24,606	581
Hub Group Inc, Cl A *	4,671	224
IAA Inc *	60,229	2,323
Interface Inc, Cl A	29,679	242
JetBlue Airways Corp *	139,620	1,522
Kaman Corp, Cl A	38,020	1,582
KAR Auction Services Inc	174,327	2,399
Kelly Services Inc, Cl A	17,043	270
Kimball International Inc, Cl B	4,946	57
Knoll Inc, Cl B	30,809	376
MasTec Inc *	12,043	540
Meritor Inc *	69,861	1,383
Miller Industries Inc/TN	5,460	163
Moog Inc, Cl A	9,713	515
Mueller Industries Inc	7,815	208
Park-Ohio Holdings Corp	11,377	189
Powell Industries Inc	1,801	49
Preformed Line Products Co	701	35
Regal Beloit Corp	13,359	1,167
SkyWest Inc	25,821	842
Steelcase Inc, Cl A	64,964	783
Teledyne Technologies Inc *	6,369	1,980
Terex Corp	45,954	863
Timken Co/The	17,160	781
TriNet Group Inc *	943	57
Trinity Industries Inc	129,011	2,747
Triton International Ltd/Bermuda	25,680	777
TrueBlue Inc *	8,454	129
UFP Industries	2,672	132
Vectrus Inc *	4,774	235
Wabash National Corp	76,268	810
WESCO International Inc *	64,937	2,280

		41,134

Information Technology — 13.4%
ACI Worldwide Inc *	201,134	5,429
Amkor Technology Inc *	100,112	1,232
Avaya Holdings Corp *	20,131	249
Benchmark Electronics Inc	34,230	739
Ciena Corp *	1,272	69
Cirrus Logic Inc *	10,372	641
CommVault Systems Inc *	9,050	350
Comtech Telecommunications Corp	12,540	212
CSG Systems International Inc	15,361	636

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Diodes Inc *	30,003	$1,521
Dolby Laboratories Inc, Cl A	13,081	862
Ebix Inc	7,464	167
II-VI Inc *	11,159	527
Insight Enterprises Inc *	29,358	1,444
Itron Inc *	18,279	1,211
J2 Global Inc *	53,148	3,359
Jabil Inc	35,702	1,145
Methode Electronics Inc	28,020	876
MicroStrategy Inc, Cl A *	772	91
NCR Corp *	82,334	1,426
NeoPhotonics Corp *	9,482	84
NetScout Systems Inc *	8,637	221
NIC Inc	7,745	178
Nuance Communications Inc *	58,359	1,477
PC Connection Inc	3,238	150
Photronics Inc *	5,043	56
Progress Software Corp	5,928	230
Rimini Street *	11,638	60
Sanmina Corp *	48,950	1,226
ScanSource Inc *	15,847	382
Silicon Motion Technology Corp ADR	80,722	3,937
SMART Global Holdings Inc *	3,988	108
Super Micro Computer Inc *	65,688	1,865
Sykes Enterprises Inc *	39,624	1,096
SYNNEX Corp	9,825	1,177
Tech Data Corp *	4,279	620
TTM Technologies Inc *	40,206	477
Ultra Clean Holdings Inc *	3,833	87
Unisys Corp *	3,168	34
Verint Systems Inc *	57,977	2,619
Vishay Intertechnology Inc	5,090	78
Xperi Holding	7,771	115

		38,463

Materials — 8.9%
Ashland Global Holdings Inc	32,473	2,244
Axalta Coating Systems Ltd *	90,577	2,043
B2Gold Corp	101,172	576
Boise Cascade Co	3,355	126
Cabot Corp	21,161	784
Century Aluminum Co *	56,547	403
Chemours Co/The	23,109	355
Cleveland-Cliffs Inc (A)	75,412	416
Commercial Metals Co, Cl A	117,503	2,397
Domtar Corp	20,748	438
FMC Corp	60,250	6,002
FutureFuel Corp	7,434	89
Gold Resource Corp	44,723	184
Greif Inc, Cl A	24,656	848
Huntsman Corp	30,861	555
Koppers Holdings Inc *	18,644	351

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kraton Corp *	25,468	$440
Kronos Worldwide Inc	18,585	193
O-I Glass Inc, Cl I	58,671	527
Schnitzer Steel Industries Inc, Cl A	13,386	236
Schweitzer-Mauduit International Inc	7,634	255
Silgan Holdings Inc	171,361	5,550
Stepan Co	666	65
Tredegar Corp	3,232	50
Trinseo SA	14,082	312
Warrior Met Coal Inc	13,006	200

		25,639

Real Estate — 10.3%
Ashford Hospitality Trust Inc ‡	165,385	119
Braemar Hotels & Resorts Inc ‡	37,787	108
Brandywine Realty Trust ‡	75,151	818
CBL & Associates Properties Inc ‡(A)	247,991	68
Chatham Lodging Trust ‡	60,868	373
CIM Commercial Trust Corp ‡	3,599	39
CoreCivic Inc ‡	27,923	261
CorEnergy Infrastructure Trust Inc ‡	9,597	88
DiamondRock Hospitality Co ‡	109,437	605
Diversified Healthcare Trust ‡	61,301	271
Franklin Street Properties Corp ‡	68,347	348
Gaming and Leisure Properties Inc ‡	115,931	4,011
Hersha Hospitality Trust, Cl A ‡	63,826	368
Howard Hughes Corp/The *‡	42,114	2,188
Industrial Logistics Properties Trust ‡	42,484	873
Investors Real Estate Trust ‡	1,563	110
Invitation Homes Inc ‡	55,234	1,521
Kite Realty Group Trust ‡	54,638	631
Lexington Realty Trust, Cl B ‡	110,001	1,160
Medical Properties Trust Inc ‡	316,630	5,953
Newmark Group Inc, Cl A ‡	245,417	1,193
Office Properties Income Trust ‡	29,624	769
Outfront Media Inc ‡	32,122	455
Paramount Group Inc ‡	66,316	511
Pebblebrook Hotel Trust ‡	25,442	348
Piedmont Office Realty Trust Inc, Cl A ‡	71,146	1,182
PotlatchDeltic Corp ‡	7,516	286
Retail Properties of America Inc, Cl A ‡	79,647	583
Retail Value Inc ‡	12,569	155
RLJ Lodging Trust ‡	44,970	425
RMR Group Inc/The, Cl A ‡	11,524	340
Sabra Health Care Inc ‡	66,171	955
Service Properties Trust ‡	45,903	325
SITE Centers Corp ‡	62,877	509
Summit Hotel Properties Inc ‡	88,742	526
Sunstone Hotel Investors Inc ‡	42,485	346
Washington Prime Group Inc ‡(A)	172,170	145

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xenia Hotels & Resorts Inc ‡	64,252	$599

		29,565

Utilities — 2.8%
Consolidated Water Co Ltd	55,101	795
Genie Energy Ltd, Cl B	108,094	795
MDU Resources Group Inc	70,273	1,559
National Fuel Gas Co	45,722	1,917
Portland General Electric Co	22,790	953
Southwest Gas Holdings Inc	16,939	1,170
Spark Energy Inc, Cl A (A)	108,343	766

		7,955

Total Common Stock (Cost $295,255) ($ Thousands)		278,443

AFFILIATED PARTNERSHIP — 3.6%
SEI Liquidity Fund, L.P.
0.190% **†(C)	10,223,649	10,231

Total Affiliated Partnership (Cost $10,225) ($ Thousands)		10,231

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	8,383,441	8,383

Total Cash Equivalent (Cost $8,383) ($ Thousands)		8,383

Total Investments in Securities — 103.5% (Cost $313,863) ($ Thousands)		$297,057

Percentages are based on Net Assets of $287,122 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $9,972 ($ Thousands).

(B)	Security is a Master Limited Partnership. At June 30, 2020, such securities amounted to $1,658 ($ Thousands), or 0.6% of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $10,231 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the levels of inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	278,443	–	–	278,443
Affiliated Partnership	–	10,231	–	10,231
Cash Equivalent	8,383	–	–	8,383

Total Investments in Securities	286,826	10,231	–	297,057

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value at 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 8,496	$ 47,399	$(45,669)	$ 1	$ 4	$10,231	10,223,649	$76	$—
SEI Daily Income Trust, Government Fund, Cl F	16,059	59,085	(66,761)	—	—	8,383	8,383,441	92	—

Totals	$24,555	$106,484	$ (112,430)	$ 1	$ 4	$18,614		$168	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Communication Services — 2.9%
Anterix Inc *	3,104	$141
Bandwidth Inc, Cl A *	8,372	1,063
Boingo Wireless Inc *	52,733	702
Cargurus Inc, Cl A *	5,935	150
Central European Media Enterprises Ltd, Cl A *	16,688	59
Cinemark Holdings Inc *	51,259	592
Cogent Communications Holdings Inc	6,615	512
Eventbrite Inc, Cl A *(A)	67,270	577
EverQuote Inc, Cl A *	21,122	1,228
Gogo Inc *(A)	–	—
Liberty Latin America Ltd, Cl C *	14,620	138
Meet Group Inc/The *	16,694	104
TechTarget Inc *	24,158	726
Vonage Holdings Corp *	231,560	2,330
Zynga Inc, Cl A *	49,811	475

		8,797

Consumer Discretionary — 12.3%
Adient PLC *	23,236	382
Asbury Automotive Group Inc *	1,101	85
Beazer Homes USA Inc, Cl A *	10,571	106
Big Lots Inc	24,570	1,032
BJ’s Restaurants Inc *	15,410	323
Bloomin’ Brands Inc *	34,671	370
Brinker International Inc *	11,867	285
Callaway Golf Co	23,594	413
Camping World Holdings Inc, Cl A	19,859	539
Carter’s Inc *	12,782	1,032
Chegg Inc *	10,999	740
Clarus Corp *	63,912	740
Cooper-Standard Holdings Inc *	32,563	431
Crocs Inc *	11,921	439
Darden Restaurants Inc *	4,732	359
Deckers Outdoor Corp *	8,865	1,741
DraftKings Inc, Cl A *(A)	18,261	607
El Pollo Loco Holdings Inc *(A)	30,329	448
Eldorado Resorts Inc *(A)	6,481	260
Etsy Inc *	5,122	544
Everi Holdings Inc *(A)	113,502	586
Fox Factory Holding Corp *	18,684	1,543
Grand Canyon Education Inc *	6,940	628
Group 1 Automotive Inc *	6,860	453
Haverty Furniture Cos Inc	4,136	66
Hibbett Sports Inc *	5,401	113
Installed Building Products Inc *	10,206	702
Jack in the Box Inc *	18,831	1,395
Johnson Outdoors Inc, Cl A	1,871	170
Lithia Motors Inc, Cl A	5,629	852
Malibu Boats Inc, Cl A *	10,840	563
Meritage Homes Corp *	7,110	541

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Murphy USA Inc *	2,861	$322
Office Depot Inc	42,105	99
Ollie’s Bargain Outlet Holdings Inc *	4,380	428
Papa John’s International Inc, Cl A	10,470	831
Peloton Interactive Inc, Cl A *	11,458	662
Penn National Gaming Inc *	12,328	377
Perdoceo Education Corp *	46,998	749
PetMed Express Inc	11,380	406
Planet Fitness Inc, Cl A *	1,706	103
PlayAGS Inc *	137,605	465
Purple Innovation Inc, Cl A *	24,530	442
Rent-A-Center Inc/TX	11,539	321
RH *(A)	897	223
Sally Beauty Holdings Inc *	192,889	2,417
Shutterstock Inc	21,327	746
Skechers USA Inc, Cl A *	70,094	2,200
Sleep Number Corp *	2,141	89
Smith & Wesson Brands Inc *	25,602	551
Sonic Automotive Inc, Cl A	2,455	78
Sportsman’s Warehouse Holdings Inc *	97,159	1,385
Stamps.com Inc *	2,628	483
Taylor Morrison Home Corp, Cl A *	30,086	580
Thor Industries Inc	4,087	435
TopBuild Corp *	4,472	509
TRI Pointe Group *	38,275	562
Universal Electronics Inc *	2,332	109
Williams-Sonoma Inc	5,004	410
Wingstop Inc, Cl A	7,890	1,096
Workhorse Group Inc *(A)	78,050	1,357
YETI Holdings Inc *	14,776	631
Zumiez Inc *	7,263	199

		37,753

Consumer Staples — 2.2%
B&G Foods Inc, Cl A (A)	20,505	500
BJ’s Wholesale Club Holdings Inc *	27,070	1,009
Boston Beer Co Inc/The, Cl A *	1,091	585
Celsius Holdings Inc *(A)	51,203	603
elf Beauty Inc *	6,097	116
Freshpet Inc *	9,636	806
Hain Celestial Group Inc/The *	12,649	399
Medifast Inc (A)	1,128	157
National Beverage Corp, Cl A *(A)	10,684	652
Performance Food Group Co *	13,723	400
PriceSmart Inc	6,671	402
SpartanNash Co	29,914	636
Sprouts Farmers Market Inc *	16,229	415

		6,680

Energy — 0.9%
Antero Resources Corp *	96,761	246
DHT Holdings Inc	21,719	111
Diamond S Shipping Inc *	41,779	334

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dorian LPG Ltd *	12,410	$96
Earthstone Energy Inc, Cl A *	30,769	87
Evolution Petroleum Corp	141,792	397
Helix Energy Solutions Group Inc *	37,192	129
Magnolia Oil & Gas Corp *	66,205	401
NCS Multistage Holdings Inc *	104,586	61
Renewable Energy Group Inc *	19,596	486
RigNet Inc, Cl A *	139,894	301
Solaris Oilfield Infrastructure Inc, Cl A	14,204	105
W&T Offshore Inc *	21,642	49

		2,803

Financials — 6.6%
American Equity Investment Life Holding Co	29,239	723
Artisan Partners Asset Management Inc, Cl A	5,470	178
Bridgewater Bancshares Inc *	6,171	63
Brightsphere Investment Group Inc	52,615	656
Business First Bancshares Inc	4,038	62
Cannae Holdings Inc *	2,939	121
Capstar Financial Holdings Inc	4,146	50
CBTX Inc	4,016	84
Central Pacific Financial Corp	4,569	73
Century Bancorp Inc/MA, Cl A	750	58
Cohen & Steers Inc	4,217	287
Curo Group Holdings Corp	5,049	41
Customers Bancorp Inc *	3,221	39
eHealth Inc *	2,748	270
Elevate Credit Inc *	16,365	24
Encore Capital Group Inc *	17,333	592
Enova International Inc *	8,499	126
Federated Hermes Inc, Cl B	26,681	632
Fidelity National Financial Inc	622	19
First Business Financial Services Inc	6,845	113
First Northwest Bancorp	3,953	49
Flagstar Bancorp Inc	15,631	460
Focus Financial Partners Inc, Cl A *	19,893	657
Forum Merger II Corp, Cl A *	21,542	354
Goosehead Insurance Inc, Cl A *	9,454	711
Green Dot Corp, Cl A *	4,572	224
Hallmark Financial Services Inc *	2,782	10
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	25,125	715
Heartland Financial USA Inc	9,680	324
Hilltop Holdings Inc	15,692	290
Home BancShares Inc/AR	48,363	744
HomeStreet Inc	6,375	157
Independent Bank Corp/MI	3,787	56
Investors Bancorp Inc	33,314	283
Kinsale Capital Group Inc	2,591	402
Macatawa Bank Corp	13,699	107
Mercantile Bank Corp	2,697	61
Metropolitan Bank Holding Corp *	1,564	50

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MGIC Investment Corp	26,877	$220
Mr Cooper Group Inc *	52,433	652
National General Holdings Corp	22,147	479
NMI Holdings Inc, Cl A *	21,956	353
Pacific Premier Bancorp Inc	21,568	468
Palomar Holdings Inc, Cl A *	5,649	484
PennantPark Investment Corp	146,718	515
PennyMac Financial Services Inc	29,231	1,222
PRA Group Inc *	13,300	514
Preferred Bank/Los Angeles CA	14,060	603
Premier Financial Corp	15,468	273
Primerica Inc	584	68
Prosperity Bancshares Inc	2,920	173
Radian Group Inc	34,245	531
ServisFirst Bancshares Inc	11,208	401
Tiptree Inc	9,476	61
TriState Capital Holdings Inc *	5,946	93
Valley National Bancorp	62,720	491
Value Creation *(B)(C)	145,600	56
Virtus Investment Partners Inc	1,389	162
Waddell & Reed Financial Inc, Cl A	7,306	113
Walker & Dunlop Inc	8,181	416
West BanCorp Inc	5,737	100
Westamerica BanCorp	6,959	400
Wintrust Financial Corp	17,718	773
WisdomTree Investments Inc	229,991	798

		20,284

Health Care — 29.1%
ACADIA Pharmaceuticals Inc *	20,404	989
Accelerate Diagnostics Inc *(A)	25,262	383
Acceleron Pharma Inc *	5,864	559
Adaptive Biotechnologies Corp *(A)	15,550	752
Addus HomeCare Corp *	5,081	470
Adverum Biotechnologies Inc *	17,971	375
Akebia Therapeutics Inc *	34,954	475
Albireo Pharma Inc *	28,921	766
Alector Inc *	3,994	98
Allogene Therapeutics Inc *	10,166	435
Amedisys Inc *	1,143	227
AMN Healthcare Services Inc *	26,876	1,216
Amphastar Pharmaceuticals Inc *	15,452	347
Arcus Biosciences Inc *	9,594	237
Arena Pharmaceuticals Inc *	9,879	622
Argenx SE ADR *	4,489	1,011
Arrowhead Pharmaceuticals Inc *	3,950	171
Arvinas Inc *	18,138	608
Athenex Inc *(A)	40,954	564
AtriCure Inc *	7,959	358
Avid Bioservices Inc *	9,816	64
Avidity Biosciences Inc *	22,706	642
Axogen Inc *	47,792	442

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Axsome Therapeutics Inc *	3,827	$315
BioCryst Pharmaceuticals Inc *	78,093	372
Biohaven Pharmaceutical Holding Co Ltd *	9,040	661
BioSpecifics Technologies Corp *	10,419	638
BioTelemetry Inc *	42,676	1,929
Cardiovascular Systems Inc *	64,682	2,041
CareDx Inc *	32,648	1,157
Castle Biosciences Inc *	25,191	949
Catalyst Pharmaceuticals Inc *	13,730	63
Cerus Corp *	152,219	1,005
Charles River Laboratories International Inc *	7,029	1,225
ChemoCentryx Inc *	8,757	504
Clovis Oncology Inc *(A)	69,467	469
Coherus Biosciences Inc *	18,181	325
Collegium Pharmaceutical Inc *	15,249	267
Corcept Therapeutics Inc *	7,001	118
CryoLife Inc *	15,947	306
CryoPort Inc *	28,009	847
Cytokinetics Inc *	21,937	517
CytomX Therapeutics Inc *	59,259	494
DBV Technologies SA ADR *	86,725	381
Deciphera Pharmaceuticals Inc *	12,927	772
Dicerna Pharmaceuticals Inc *	34,294	871
Emergent BioSolutions *	4,453	352
Endologix Inc *	70,048	56
Ensign Group Inc/The	10,030	420
Epizyme Inc *	29,986	482
Esperion Therapeutics Inc *(A)	13,600	698
Exelixis Inc *	27,547	654
Fate Therapeutics Inc *	16,130	553
G1 Therapeutics Inc *	32,946	799
GenMark Diagnostics Inc *	35,418	521
Global Blood Therapeutics Inc *(A)	8,817	557
Halozyme Therapeutics Inc *	70,160	1,881
Health Catalyst Inc *(A)	15,009	438
HealthEquity Inc *	22,744	1,334
Heron Therapeutics Inc *	47,686	701
Heska Corp *	4,479	417
Horizon Therapeutics Plc *	5,083	282
iCAD Inc *	26,571	265
ImmunoGen Inc *	21,740	100
Immunomedics Inc *	47,853	1,696
Innoviva Inc *	24,263	339
Insmed Inc *	3,685	101
Inspire Medical Systems Inc *	3,860	336
Invitae Corp *(A)	19,579	593
Iovance Biotherapeutics Inc *	18,016	495
iRhythm Technologies Inc *	4,676	542
Ironwood Pharmaceuticals Inc, Cl A *	68,680	709
Kadmon Holdings Inc *	19,121	98
Kala Pharmaceuticals Inc *(A)	27,127	285

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Karuna Therapeutics Inc *	3,896	$434
Karyopharm Therapeutics Inc *	9,096	172
Kiniksa Pharmaceuticals Ltd, Cl A *	24,160	616
Kodiak Sciences Inc *	12,736	689
Lantheus Holdings Inc *	33,466	479
Lexicon Pharmaceuticals Inc *(A)	24,169	48
LHC Group Inc *	11,733	2,045
Ligand Pharmaceuticals Inc *(A)	15,281	1,709
Liquidia Technologies Inc *	89,690	755
Livongo Health Inc *(A)	6,651	500
Luminex Corp	27,833	905
MannKind Corp *(A)	59,977	105
MEDNAX Inc *	72,871	1,246
Medpace Holdings Inc *	8,602	800
Merit Medical Systems Inc *	38,998	1,780
Molecular Templates Inc *	4,323	60
Momenta Pharmaceuticals Inc *	20,074	668
MyoKardia Inc *	1,703	165
Natera Inc *	15,543	775
NeoGenomics Inc *	70,068	2,171
Nevro Corp *	4,339	518
NextCure Inc *	12,600	270
Novavax Inc *(A)	9,733	811
NuVasive Inc *	8,160	454
Orchard Therapeutics plc ADR *	27,741	166
ORIC Pharmaceuticals Inc *(A)	21,904	739
OrthoPediatrics Corp *	10,290	450
Owens & Minor Inc	13,569	103
Pacira BioSciences Inc *	21,668	1,137
Pfenex Inc *	59,497	497
Pieris Pharmaceuticals Inc *	18,819	58
Precision BioSciences Inc *	42,880	357
Prestige Consumer Healthcare Inc, Cl A *	6,133	230
Progyny Inc *	18,901	488
Puma Biotechnology Inc *	9,862	103
Quidel Corp *	12,947	2,897
R1 RCM Inc *	106,148	1,184
REGENXBIO Inc *	12,912	476
Repligen Corp *	11,892	1,470
Retrophin Inc *	40,473	826
Revance Therapeutics Inc *	23,212	567
Rigel Pharmaceuticals Inc *	86,724	159
SeaSpine Holdings Corp *	70,071	734
Select Medical Holdings Corp *	26,283	387
Silk Road Medical Inc *	7,856	329
SpringWorks Therapeutics Inc *	16,826	707
STAAR Surgical Co *	9,922	611
Syneos Health Inc, Cl A *	31,379	1,828
Tandem Diabetes Care Inc *	3,384	335
TCR2 Therapeutics Inc *	49,631	762
Teladoc Health Inc *	3,616	690
Tenet Healthcare Corp *	23,282	422

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TG Therapeutics Inc *	25,865	$504
Theravance Biopharma Inc *	9,364	197
Translate Bio Inc *	15,596	279
Vanda Pharmaceuticals Inc *	28,916	331
Vapotherm Inc *	14,909	611
Veracyte Inc *(A)	91,476	2,369
Vericel Corp *(A)	65,056	899
Viela Bio Inc *(A)	10,498	455
Viking Therapeutics Inc *(A)	113,071	815
Vocera Communications Inc *	35,010	742
Xencor Inc *	10,806	350
Xeris Pharmaceuticals Inc *(A)	57,539	153
Zynex Inc *(A)	27,689	689

		89,022

Industrials — 18.4%
AAON Inc	6,584	357
ABM Industries Inc	46,269	1,679
Aerojet Rocketdyne Holdings Inc *	2,568	102
AeroVironment Inc *	6,362	507
Air Transport Services Group Inc *	23,684	527
Applied Industrial Technologies Inc, Cl A	7,792	486
ArcBest Corp	21,723	576
Arcosa Inc	5,952	251
ASGN Inc *	25,104	1,674
Atkore International Group Inc *	9,284	254
Atlas Air Worldwide Holdings Inc *	24,691	1,062
Axon Enterprise Inc *(A)	5,688	558
Beacon Roofing Supply Inc *	17,786	469
BMC Stock Holdings Inc *	71,899	1,807
Brady Corp, Cl A	8,409	394
BrightView Holdings Inc *	59,993	672
Brink’s Co/The	25,162	1,145
Builders FirstSource Inc *	27,573	571
CBIZ Inc *	12,802	307
Chart Industries Inc *	12,878	625
Cimpress PLC *(A)	11,507	878
CIRCOR International Inc *	17,295	441
Clean Harbors Inc *	28,470	1,708
Costamare Inc	23,094	128
CSW Industrials Inc	972	67
Dycom Industries Inc *	12,254	501
EMCOR Group Inc	3,587	237
Federal Signal Corp	3,386	101
Forrester Research Inc *	28,465	912
Fortress Transportation and Infrastructure Investors LLC (D)	108,814	1,413
Forward Air Corp	13,687	682
Foundation Building Materials Inc *	33,538	524
FTI Consulting Inc *	1,750	201
Generac Holdings Inc *	5,584	681
GMS Inc *	8,691	214

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Graham Corp, Cl A	33,881	$432
Great Lakes Dredge & Dock Corp *	11,382	105
Heartland Express Inc	22,941	478
Heritage-Crystal Clean Inc *	108,854	1,901
Herman Miller Inc *	7,212	170
Hudson Technologies Inc *	306,315	309
ICF International Inc, Cl A	24,756	1,605
InnerWorkings Inc *	575,238	759
John Bean Technologies Corp, Cl A	17,237	1,483
Kennametal Inc	18,639	535
Kforce Inc	3,328	97
Kimball International Inc, Cl B	3,900	45
Kirby Corp *	25,278	1,354
Kratos Defense & Security Solutions Inc *	6,869	107
Lawson Products Inc/DE *	1,248	40
MasTec Inc *	31,893	1,431
Matson Inc	22,910	667
Mercury Systems Inc *	7,529	592
Middleby Corp/The *	12,565	992
Patrick Industries Inc	10,416	638
Plug Power Inc *	73,863	606
Proto Labs Inc *	4,001	450
Ritchie Bros Auctioneers Inc	43,499	1,777
Saia Inc *	10,661	1,185
Shyft Group Inc/The	41,501	699
Simpson Manufacturing Co Inc	5,386	454
SiteOne Landscape Supply Inc *	4,634	528
SP Plus Corp *	34,492	714
SPX Corp *	16,588	683
Steelcase Inc, Cl A	54,473	657
Tennant Co	24,659	1,603
Trex Co Inc *	6,278	817
TriNet Group Inc *	56,857	3,465
TrueBlue Inc *	79,041	1,207
Tutor Perini Corp *	42,555	518
Upwork Inc *	74,434	1,075
Veritiv Corp *	6,548	111
Vicor Corp *	7,015	505
Watts Water Technologies Inc, Cl A	7,047	571
Werner Enterprises Inc	11,452	499
WillScot Corp, Cl A *	107,427	1,320
Woodward Inc	5,281	410

		56,305

Information Technology — 19.8%
2U Inc *	64,897	2,464
8x8 Inc *	23,698	379
Acacia Communications Inc *	1,465	98
ACM Research Inc, Cl A *	6,232	389
Actua Corp *(C)	105,055	5
Agilysys Inc *	6,248	112
Alarm.com Holdings Inc *	8,409	545

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Software Inc/GA, Cl A	18,586	$293
Amkor Technology Inc *	42,731	526
Appfolio Inc, Cl A *	735	120
Asure Software Inc *(A)	64,719	416
Benefitfocus Inc *	138,566	1,491
Bill.com Holdings Inc *	5,116	462
Blackline Inc *	6,790	563
Box Inc, Cl A *	94,988	1,972
CACI International Inc, Cl A *	2,774	602
Calix Inc *	69,405	1,034
Cardtronics PLC *	3,598	86
Cerence Inc *	24,276	991
ChannelAdvisor Corp *	57,048	904
Ciena Corp *	9,310	504
Cirrus Logic Inc *	12,221	755
Cloudera Inc *	86,532	1,101
Cloudflare Inc, Cl A *	13,164	473
Cornerstone OnDemand Inc *	19,131	738
CTS Corp	19,128	383
Digital Turbine Inc *	115,043	1,446
Diodes Inc *	5,672	288
Dynatrace Inc *	14,543	590
Echo Global Logistics Inc *	56,342	1,218
Enphase Energy Inc *(A)	13,096	623
Entegris Inc	5,961	352
Everbridge Inc *	5,869	812
EVERTEC Inc	7,766	218
Fastly Inc, Cl A *	6,901	587
FireEye Inc *	97,965	1,193
Five9 Inc *	16,848	1,865
FormFactor Inc *	31,410	921
Ichor Holdings Ltd *	2,794	74
II-VI Inc *	42,469	2,005
Inphi Corp *	4,600	540
Inseego Corp *(A)	76,029	882
InterDigital Inc	7,261	411
Itron Inc *	3,368	223
Lattice Semiconductor Corp *	29,654	842
Limelight Networks Inc *	412,210	3,034
LogMeIn Inc *	21,297	1,805
Lumentum Holdings Inc *	5,387	439
Manhattan Associates Inc *	5,011	472
MAXIMUS Inc	14,800	1,043
Mimecast Ltd *	12,961	540
Model N Inc *	39,766	1,382
Monolithic Power Systems Inc	2,075	492
Napco Security Technologies Inc *	2,689	63
NeoPhotonics Corp *	55,614	494
Nuance Communications Inc *	23,689	599
OneSpan Inc *	24,173	675
OSI Systems Inc *	5,722	427
PC Connection Inc	2,220	103

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pegasystems Inc	3,525	$357
Perficient Inc *	47,321	1,693
Ping Identity Holding Corp *(A)	14,698	472
Pluralsight Inc, Cl A *(A)	72,160	1,302
Power Integrations Inc	4,571	540
Proofpoint Inc *	7,757	862
QAD Inc, Cl A	14,665	605
Qualys Inc *	4,269	444
Rosetta Stone Inc *	5,410	91
Science Applications International Corp	4,935	383
SPS Commerce Inc *	11,936	897
Super Micro Computer Inc *	12,572	357
SVMK Inc *	38,364	903
Switch Inc, Cl A	120,916	2,155
Tech Data Corp *	3,028	439
Tenable Holdings Inc *	15,332	457
TTEC Holdings Inc	10,493	489
Ultra Clean Holdings Inc *	25,078	568
Upland Software Inc *	13,531	470
Viavi Solutions Inc *	75,675	964
Workiva Inc, Cl A *	17,014	910
Zscaler Inc *	4,784	524
Zuora Inc, Cl A *(A)	55,183	704

		60,650

Materials — 2.0%
Alamos Gold Inc, Cl A	83,848	786
Boise Cascade Co	5,464	206
Clearwater Paper Corp *	17,569	635
Commercial Metals Co, Cl A	52,017	1,061
Forterra Inc *	46,891	523
Koppers Holdings Inc *	7,729	146
Kraton Corp *	34,987	605
Minerals Technologies Inc	9,534	447
Ranpak Holdings Corp, Cl A *	168,604	1,255
Scotts Miracle-Gro Co/The, Cl A	3,446	463

		6,127

Real Estate — 3.0%
Community Healthcare Trust Inc ‡	11,212	458
Easterly Government Properties Inc ‡	4,231	98
EastGroup Properties Inc ‡	4,626	549
First Industrial Realty Trust Inc ‡	5,115	197
Franklin Street Properties Corp ‡	43,816	223
GEO Group ‡	17,188	203
Gladstone Commercial Corp ‡	26,464	496
Global Medical REIT Inc ‡	47,008	533
Healthcare Realty Trust Inc ‡	13,619	399
Innovative Industrial Properties Inc, Cl A ‡	5,891	518
Jernigan Capital Inc ‡	31,508	431
Lexington Realty Trust, Cl B ‡	29,440	311
Medical Properties Trust Inc ‡	69,010	1,297
National Storage Affiliates Trust ‡	15,688	450

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
New Senior Investment Group Inc ‡	14,998	$54
Newmark Group Inc, Cl A ‡	14,750	72
Piedmont Office Realty Trust Inc, Cl A ‡	24,251	403
QTS Realty Trust Inc, Cl A ‡	5,985	384
Redfin Corp *‡	30,862	1,294
Rexford Industrial Realty Inc ‡	8,679	359
Ryman Hospitality Properties Inc *‡	10,298	356
Safehold Inc ‡	1,669	96
STAG Industrial Inc ‡	2,190	64

		9,245

Utilities — 1.0%
American States Water Co	5,708	449
Atlantic Power Corp *	50,252	101
Chesapeake Utilities Corp	5,815	489
Clearway Energy Inc, Cl C (A)	32,318	745
PNM Resources Inc	9,810	377
Southwest Gas Holdings Inc	5,755	397
TerraForm Power Inc, Cl A	22,508	415

		2,973

Total Common Stock (Cost $266,951) ($ Thousands)		300,639

	Number of Warrants

WARRANT — 0.0%
Ranpak Holdings Corp, Expires 06/06/2024
Strike Price $12 *	52,636	76

Total Warrant (Cost $68) ($ Thousands)		76

	Shares

AFFILIATED PARTNERSHIP — 7.8%
SEI Liquidity Fund, L.P.
0.190% **†(E)	23,939,838	23,950

Total Affiliated Partnership (Cost $23,944) ($ Thousands)		23,950

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	6,510,896	6,511

Total Cash Equivalent (Cost $6,511) ($ Thousands)		6,511

Total Investments in Securities — 108.1% (Cost $297,474) ($ Thousands)		$331,176

Percentages are based on Net Assets of $306,258 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $23,979 ($ Thousands).

(B)	Securities considered restricted. The total market value of such securities as of June 30, 2020 was $56 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(C)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of on June 30, 2020 was $61 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(D)	Security is a Master Limited Partnership. At June 30, 2020, such securities amounted to $1,413 ($ Thousands), or 0.5% of the net assets of the Fund.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $23,950 ($ Thousands).

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the levels of inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	300,578	–	61	300,639
Warrant	–	76	–	76
Affiliated Partnership	–	23,950	–	23,950
Cash Equivalent	6,511	–	–	6,511

Total Investments in Securities	307,089	24,026	61	331,176

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Small Cap Growth Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$23,698	$81,071	$(80,826)	$—	$7	$23,950	23,939,838	$196	$—
SEI Daily Income Trust, Government Fund, Cl F	11,046	48,930	(53,465)	—	—	6,511	6,510,896	50	—

Totals	$34,744	$130,001	$(134,291)	$—	$7	$30,461		$246	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Communication Services — 2.4%
Boingo Wireless Inc *	45,000	$599
Cable One Inc	1,150	2,041
Cogent Communications Holdings Inc	18,050	1,396
Consolidated Communications Holdings Inc *	168,543	1,141
Electronic Arts Inc *	6,830	902
Glu Mobile Inc *	58,200	540
IAC/InterActiveCorp *	3,610	1,168
Interpublic Group of Cos Inc/The	24,754	425
Nexstar Media Group Inc, Cl A	68,960	5,771
Ooma Inc *	73,000	1,203
Take-Two Interactive Software Inc, Cl A *	5,083	710
TechTarget Inc *	534	16
World Wrestling Entertainment Inc, Cl A (A)	45,211	1,964

		17,876

Consumer Discretionary — 11.2%
1-800-Flowers.com Inc, Cl A *	42,193	845
Adtalem Global Education Inc *	11,367	354
Advance Auto Parts Inc	10,274	1,463
American Eagle Outfitters Inc (A)	345,343	3,764
American Public Education Inc *	22,732	673
America’s Car-Mart Inc/TX *	5,643	496
Asbury Automotive Group Inc *	8,288	641
Aspen Group Inc/CO *	125,671	1,137
AutoNation Inc *	1,730	65
Big Lots Inc	14,355	603
Bloomin’ Brands Inc *	420,282	4,480
Bright Horizons Family Solutions Inc *	16,432	1,926
Brinker International Inc *	66,618	1,599
Carriage Services Inc	26,433	479
Cavco Industries Inc *	3,193	616
Cheesecake Factory Inc/The *(A)	104,157	2,387
Chegg Inc *	10,625	715
Core-Mark Holding Co Inc, Cl A	14,464	361
Dave & Buster’s Entertainment Inc *(A)	353,062	4,706
Deckers Outdoor Corp *	3,400	668
Del Taco Restaurants Inc *	93,600	555
Denny’s Corp, Cl A *	52,544	531
Dick’s Sporting Goods Inc	64,878	2,677
Domino’s Pizza Inc	2,231	824
Etsy Inc *	29,254	3,108
Five Below Inc *	4,486	480
Grand Canyon Education Inc *	8,383	759
Group 1 Automotive Inc *	4,472	295
Haverty Furniture Cos Inc	25,532	408
Helen of Troy Ltd *	6,787	1,280
Hibbett Sports Inc *	17,681	370
K12 Inc *	13,423	366
KB Home	35,000	1,074
LCI Industries	24,809	2,853

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lithia Motors Inc, Cl A	49,835	$7,542
LKQ Corp *	42,488	1,113
Modine Manufacturing Co *	505,828	2,792
Murphy USA Inc *	5,255	592
Ollie’s Bargain Outlet Holdings Inc *(A)	3,893	380
Pool Corp	23,829	6,478
PulteGroup Inc	48,572	1,653
Rent-A-Center Inc/TX	16,566	461
Skechers USA Inc, Cl A *	37,863	1,188
Stamps.com Inc *	3,214	590
Strategic Education Inc	14,806	2,275
Sturm Ruger & Co Inc	9,193	699
Taylor Morrison Home Corp, Cl A *	60,000	1,157
TRI Pointe Group Inc *	60,647	891
Ulta Beauty Inc *	2,059	419
Universal Technical Institute Inc *	148,306	1,031
Urban Outfitters Inc *	128,478	1,955
US Auto Parts Network Inc *	179,902	1,558
Vail Resorts Inc *	9,517	1,733
Wendy’s Co/The	76,680	1,670
Whirlpool Corp	4,700	609
Williams-Sonoma Inc	7,799	639
Wingstop Inc, Cl A	7,400	1,028
WW International Inc *	6,988	177

		82,188

Consumer Staples — 4.2%
BJ’s Wholesale Club Holdings Inc *	23,000	857
Boston Beer Co Inc/The, Cl A *	3,461	1,857
Bunge Ltd	10,000	411
Cal-Maine Foods Inc *	15,000	667
Casey’s General Stores Inc	1,237	185
Central Garden & Pet Co, Cl A *	15,496	524
Coca-Cola Consolidated Inc	2,500	573
Darling Ingredients Inc *	40,500	997
Flowers Foods Inc	43,486	972
Fresh Del Monte Produce Inc	13,500	332
Freshpet Inc *	8,866	742
Grocery Outlet Holding Corp *	8,214	335
Hostess Brands Inc, Cl A *	468,657	5,727
Ingles Markets Inc, Cl A	6,621	285
Ingredion Inc	9,898	822
J & J Snack Foods Corp	7,030	894
John B Sanfilippo & Son Inc	5,357	457
Kroger Co/The	15,939	540
Lamb Weston Holdings Inc	21,677	1,386
Lancaster Colony Corp	5,300	821
Landec Corp *	14,939	119
Medifast Inc (A)	27,963	3,881
Pilgrim’s Pride Corp *	75,983	1,283
Post Holdings Inc *	7,519	659
PriceSmart Inc	12,015	725

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seaboard Corp	27	$79
Seneca Foods Corp, Cl A *	315	11
Sprouts Farmers Market Inc *	28,000	717
Tootsie Roll Industries Inc	26,772	917
Universal Corp/VA	9,000	383
US Foods Holding Corp *	31,761	626
USANA Health Sciences Inc *	4,731	347
Veru Inc *	162,588	543
Village Super Market Inc, Cl A	500	14
WD-40 Co	2,556	507
Weis Markets Inc	13,063	655

		30,850

Energy — 1.3%
Cabot Oil & Gas Corp	80,892	1,390
Cimarex Energy Co	78,470	2,157
Delek US Holdings Inc	38,051	662
International Seaways Inc	36,952	604
Marathon Petroleum Corp	23,446	876
Parsley Energy Inc, Cl A	117,278	1,252
Pioneer Natural Resources Co	2,474	242
Rattler Midstream LP (B)	195,007	1,892
World Fuel Services Corp	29,584	762

		9,837

Financials — 14.4%
1st Source Corp	8,235	293
Alleghany Corp *	1,001	490
Allstate Corp/The	7,797	756
Amalgamated Bank, Cl A	28,195	356
American Equity Investment Life Holding Co	221,110	5,464
American Financial Group Inc/OH	13,674	868
American National Insurance Co	8,115	585
Ameriprise Financial Inc	4,701	705
AMERISAFE Inc	11,659	713
Arch Capital Group Ltd *	10,008	287
Argo Group International Holdings Ltd	6,242	217
Arrow Financial Corp	404	12
Artisan Partners Asset Management Inc, Cl A	53,084	1,725
Assurant Inc	5,558	574
Axos Financial Inc *	19,613	433
Bank of Marin Bancorp	10,864	362
Bank OZK	77,170	1,811
BankUnited Inc	141,851	2,872
Benefytt Technologies Inc, Cl A *(A)	34,729	711
BGC Partners Inc, Cl A	820,021	2,247
Brookline Bancorp Inc, Cl A	37,458	378
Camden National Corp	8,550	295
Canadian Imperial Bank of Commerce (A)	3,321	222
Cannae Holdings Inc *	30,200	1,241
Capital City Bank Group Inc	6,787	142
Carter Bank & Trust *	64,033	517
Central Pacific Financial Corp	15,480	248

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CNB Financial Corp/PA	19,991	$358
CNO Financial Group Inc	314,437	4,896
Columbia Banking System Inc	148,262	4,203
Diamond Hill Investment Group Inc *	2,001	227
Dynex Capital Inc ‡	55,778	798
E*TRADE Financial Corp	11,727	583
Eagle Bancorp Inc	29,167	955
Employers Holdings Inc	17,888	539
Everest Re Group Ltd	6,060	1,250
FactSet Research Systems Inc	1,250	411
Farmers National Banc Corp	24,544	291
FB Financial Corp	16,614	412
Federal Agricultural Mortgage Corp, Cl C	4,303	275
Financial Institutions Inc	51,330	955
First American Financial Corp	23,494	1,128
First Citizens BancShares Inc/NC, Cl A	1,150	466
First Commonwealth Financial Corp	239,449	1,983
First Community Bankshares Inc	13,721	308
First Financial Corp/IN	18,452	680
First Horizon National Corp	295,000	2,938
First Merchants Corp	40,557	1,118
FNB Corp/PA	354,105	2,656
Great Western Bancorp Inc	125,470	1,727
Hanover Insurance Group Inc/The, Cl A	25,705	2,605
Heritage Commerce Corp	117,477	882
Hilltop Holdings Inc	30,507	563
Home Bancorp Inc	15,452	413
HomeTrust Bancshares Inc	8,333	133
Horace Mann Educators Corp, Cl A	21,962	807
Houlihan Lokey Inc, Cl A	15,000	835
Independent Bank Corp/MI	13,095	195
Investors Bancorp Inc	67,636	575
KKR Real Estate Finance Trust Inc ‡	39,982	663
Lincoln National Corp	45,000	1,656
MarketAxess Holdings Inc	1,546	774
Mercantile Bank Corp	7,000	158
Merchants Bancorp/IN	40,825	755
MidWestOne Financial Group Inc	9,705	194
Morningstar Inc, Cl A	1,600	226
National General Holdings Corp	256,353	5,540
Northwest Bancshares Inc	39,613	405
OceanFirst Financial Corp	36,025	635
OFG Bancorp	133,441	1,784
Pacific Premier Bancorp Inc	38,280	830
PacWest Bancorp	214,582	4,229
Park National Corp	14,724	1,036
PennyMac Financial Services Inc	34,420	1,438
Peoples Bancorp Inc/OH	11,194	238
People’s United Financial Inc	60,000	694
People’s Utah Bancorp	4,730	106
PJT Partners Inc	14,364	737
Popular Inc	47,861	1,779

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PRA Group Inc *	22,539	$871
Premier Financial Corp	20,198	357
Provident Financial Services Inc	26,750	387
Reinsurance Group of America Inc, Cl A	11,647	914
RenaissanceRe Holdings Ltd	8,320	1,423
Safety Insurance Group Inc	8,465	646
Selective Insurance Group Inc	19,688	1,038
Sierra Bancorp	15,335	290
Southern National Bancorp of Virginia Inc	128,496	1,245
Spirit of Texas Bancshares Inc *	18,185	224
Starwood Property Trust Inc ‡	252,077	3,771
Stewart Information Services Corp	17,692	575
Stifel Financial Corp	16,750	794
SVB Financial Group, Cl B *	3,773	813
TCF Financial Corp	22,000	647
TPG RE Finance Trust Inc ‡	58,414	502
TriCo Bancshares	11,381	347
TrustCo Bank Corp NY	41,246	261
UMH Properties ‡	42,338	547
Umpqua Holdings Corp	219,127	2,332
United Fire Group Inc	356	10
Univest Financial Corp	47,981	774
Walker & Dunlop Inc	12,464	633
Washington Trust Bancorp Inc	15,221	499
Waterstone Financial Inc	88,704	1,316

		105,782

Health Care — 16.4%
ABIOMED Inc *	967	234
ACADIA Pharmaceuticals Inc *	44,500	2,157
Aduro Biotech Inc *	200,000	462
Aerie Pharmaceuticals Inc *(A)	52,709	778
Aimmune Therapeutics Inc *(A)	54,397	909
Akebia Therapeutics Inc *	54,591	741
Amedisys Inc *	1,346	267
AmerisourceBergen Corp, Cl A	4,713	475
AMN Healthcare Services Inc *	22,939	1,038
AngioDynamics Inc *	1,155	12
ANI Pharmaceuticals Inc *	9,480	307
Arcus Biosciences Inc *	9,723	240
AtriCure Inc *	14,000	629
Atrion Corp	436	278
Beyondspring Inc *	17,032	257
BioCryst Pharmaceuticals Inc *	168,405	802
BioDelivery Sciences International Inc *	115,637	504
BioMarin Pharmaceutical Inc *	13,504	1,666
Bio-Rad Laboratories Inc, Cl A *	2,351	1,061
BioSpecifics Technologies Corp *	5,565	341
Bio-Techne Corp	3,600	951
Calithera Biosciences Inc *	166,307	878
Catalent Inc *	16,500	1,209
Cellular Biomedicine Group Inc *(A)	28,255	423

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Change Healthcare Inc *	251,797	$2,820
Charles River Laboratories International Inc *	7,525	1,312
Chemed Corp	6,900	3,112
ChemoCentryx Inc *	15,000	863
Collegium Pharmaceutical Inc *	55,451	970
Computer Programs and Systems Inc	21,134	482
CONMED Corp	5,936	427
CryoLife Inc *	680	13
Cymabay Therapeutics Inc *	228,165	796
CytomX Therapeutics Inc *	123,374	1,028
DexCom Inc *	576	233
Dicerna Pharmaceuticals Inc *	48,292	1,227
Durect Corp *	425,014	986
Eagle Pharmaceuticals Inc/DE *	4,421	212
Emergent BioSolutions Inc *	49,468	3,912
Encompass Health Corp	19,928	1,234
Ensign Group Inc/The	22,232	930
Five Prime Therapeutics Inc *	143,000	872
Fulgent Genetics Inc *	16,418	263
GenMark Diagnostics Inc *	69,190	1,018
Global Blood Therapeutics Inc *(A)	5,851	369
Globus Medical Inc, Cl A *	14,804	706
GW Pharmaceuticals PLC ADR *(A)	3,127	384
Haemonetics Corp *	17,103	1,532
HealthStream Inc *	38,152	844
Heska Corp *	167	16
Hill-Rom Holdings Inc	12,200	1,339
Homology Medicines Inc *	18,638	283
ICON PLC *	7,886	1,328
ICU Medical Inc *	5,669	1,045
IDEXX Laboratories Inc *	3,716	1,227
Immunomedics Inc *	48,245	1,710
Incyte Corp *	3,300	343
Inovalon Holdings Inc, Cl A *	71,259	1,372
Insmed Inc *	31,452	866
Integer Holdings Corp *	15,849	1,158
Integra LifeSciences Holdings Corp *	25,000	1,175
Iovance Biotherapeutics Inc *	38,705	1,062
IVERIC bio Inc *	160,000	816
Jazz Pharmaceuticals PLC *	9,695	1,070
Karyopharm Therapeutics Inc *	73,647	1,395
LeMaitre Vascular Inc	467	12
LHC Group Inc *	6,905	1,204
Ligand Pharmaceuticals Inc *(A)	81,631	9,130
Luminex Corp	34,615	1,126
Magellan Health Inc *	17,892	1,306
Masimo Corp *	11,491	2,620
Meridian Bioscience Inc *	50,440	1,175
Mettler-Toledo International Inc *	411	331
Momenta Pharmaceuticals Inc *	20,667	688
National HealthCare Corp	12,958	822

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Research Corp, Cl A	5,713	$333
Natus Medical Inc *	31,209	681
Nektar Therapeutics, Cl A *	30,613	709
NeoGenomics Inc *	18,676	579
Neurocrine Biosciences Inc *	13,038	1,591
Nevro Corp *	2,387	285
NextGen Healthcare Inc *	3,857	42
Novocure Ltd *	11,889	705
NuVasive Inc *	8,040	447
Omnicell Inc *	7,795	550
Orthofix Medical Inc *	9,714	311
Pacira BioSciences Inc *	44,489	2,334
Penumbra Inc *	4,496	804
PerkinElmer Inc	12,707	1,246
Perrigo Co PLC	19,629	1,085
Phibro Animal Health Corp, Cl A	27,529	723
Premier Inc, Cl A *	73,631	2,524
Prestige Consumer Healthcare Inc, Cl A *	54,814	2,059
Providence Service Corp/The *	4,264	336
Puma Biotechnology Inc *	23,497	245
Quidel Corp *	8,660	1,938
R1 RCM Inc *	74,014	825
Reata Pharmaceuticals Inc, Cl A *	5,982	933
Repligen Corp *	6,804	841
Retrophin Inc *	68,329	1,395
Revance Therapeutics Inc *	82,213	2,008
Rhythm Pharmaceuticals Inc *	13,092	292
Sarepta Therapeutics Inc *	1,971	316
Seattle Genetics Inc *	3,700	629
Select Medical Holdings Corp *	46,000	678
SIGA Technologies Inc *	2,198	13
STERIS PLC	2,309	354
Supernus Pharmaceuticals Inc *	28,407	675
Syneos Health Inc, Cl A *	96,849	5,642
Teleflex Inc	8,291	3,018
Tenet Healthcare Corp *	6,108	111
Theravance Biopharma Inc *	21,197	445
Translate Bio Inc *	9,872	177
United Therapeutics Corp *	7,055	854
UNITY Biotechnology Inc *(A)	30,141	262
WaVe Life Sciences Ltd *	31,495	328
West Pharmaceutical Services Inc	11,500	2,612
Zogenix Inc *	15,027	406

		120,124

Industrials — 13.1%
A O Smith Corp	4,400	207
AAON Inc	8,319	452
Advanced Disposal Services Inc *	17,348	523
Advanced Drainage Systems Inc	16,174	799
AECOM *	44,000	1,654
Armstrong World Industries Inc	14,156	1,104

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atlas Air Worldwide Holdings Inc *	60,908	$2,621
Axon Enterprise Inc *	5,120	502
AZZ Inc	18,414	632
BMC Stock Holdings Inc *	625	16
Brady Corp, Cl A	15,000	702
Builders FirstSource Inc *	21,379	443
BWX Technologies Inc, Cl W	68,972	3,907
Casella Waste Systems Inc, Cl A *	5,000	261
CBIZ Inc *	18,026	432
Cintas Corp	3,186	849
Clean Harbors Inc *	7,022	421
Colfax Corp *	176,368	4,921
CoStar Group Inc *	5,435	3,862
CRA International Inc	11,678	461
CSW Industrials Inc	1,824	126
Curtiss-Wright Corp	15,306	1,366
EMCOR Group Inc	24,206	1,601
ESCO Technologies Inc	4,000	338
Evoqua Water Technologies Corp *	9,047	168
Exponent Inc	30,000	2,428
Forrester Research Inc *	13,175	422
Franklin Covey Co *	648	14
FTI Consulting Inc *	14,309	1,639
Generac Holdings Inc *	8,936	1,090
Gibraltar Industries Inc *	19,000	912
Huntington Ingalls Industries Inc, Cl A	6,945	1,212
Huron Consulting Group Inc *	18,125	802
IAA Inc *	150,479	5,804
ICF International Inc, Cl A	4,655	302
IDEX Corp	4,000	632
Insteel Industries Inc	70,157	1,338
JetBlue Airways Corp *	281,137	3,064
Kadant Inc	21,160	2,109
Kaman Corp, Cl A	54,466	2,266
KAR Auction Services Inc *	323,164	4,447
Kelly Services Inc, Cl A *	4,601	73
Kforce Inc	10,057	294
L3Harris Technologies Inc	6,670	1,132
Lindsay Corp	9,200	848
Macquarie Infrastructure Corp *	47,866	1,469
Masonite International Corp *	28,376	2,207
Mastech Digital Inc *	61,106	1,584
Mercury Systems Inc *	7,000	551
Meritor Inc *	43,353	858
MSA Safety Inc	10,698	1,224
MSC Industrial Direct Co Inc, Cl A	3,679	268
MYR Group Inc *	22,025	703
Old Dominion Freight Line Inc, Cl A	9,957	1,689
Powell Industries Inc	9,428	258
RBC Bearings Inc *	4,000	536
Resources Connection Inc	21,841	261
Rush Enterprises Inc, Cl A	25,948	1,076

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shyft Group Inc/The	28,592	$481
Simpson Manufacturing Co Inc	7,500	633
SP Plus Corp *	13,063	271
Standex International Corp	5,842	336
Teledyne Technologies Inc *	19,991	6,216
Tetra Tech Inc	27,739	2,195
Toro Co/The	2,800	186
TransDigm Group Inc *	500	221
TriMas Corp *	20,861	500
Trinity Industries Inc (A)	149,463	3,182
TrueBlue Inc *	15,095	230
UFP Industries Inc	9,396	465
United Rentals Inc *	5,615	837
US Ecology Inc *	8,368	283
Werner Enterprises Inc	20,000	871
WESCO International Inc *	94,612	3,322
Westinghouse Air Brake Technologies Corp	3,600	207
XPO Logistics Inc *	50,356	3,890

		96,206

Information Technology — 18.4%
A10 Networks Inc *	85,305	581
ACI Worldwide Inc *	454,753	12,274
Agilysys Inc *	13,470	242
Amdocs Ltd	10,000	609
American Software Inc/GA, Cl A	30,440	480
Amkor Technology Inc *	75,502	929
ANSYS Inc *	2,600	758
Arista Networks Inc *	2,488	523
Aspen Technology Inc *	25,803	2,673
Box Inc, Cl A *	21,577	448
Broadridge Financial Solutions Inc	1,700	215
Cadence Design Systems Inc *	15,600	1,497
Calix Inc *	48,212	718
ChannelAdvisor Corp *	51,607	817
Cirrus Logic Inc *	8,000	494
Coherent Inc *	1,420	186
Cornerstone OnDemand Inc *	28,250	1,089
CSG Systems International Inc	23,891	989
CyberOptics Corp *	22,008	709
Diodes Inc *	15,000	761
Dolby Laboratories Inc, Cl A	12,000	790
EchoStar Corp, Cl A *	9,805	274
Enphase Energy Inc *	14,679	698
Entegris Inc	26,270	1,551
EPAM Systems Inc *	5,383	1,357
ePlus Inc *	8,062	570
Euronet Worldwide Inc *	7,419	711
EVERTEC Inc	82,658	2,323
ExlService Holdings Inc *	24,383	1,546
Fair Isaac Corp *	2,500	1,045
Five9 Inc *	8,000	885

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FormFactor Inc *	600	$18
Gartner Inc *	1,518	184
Genpact Ltd	30,604	1,118
Global Payments Inc	5,841	991
Hackett Group Inc/The	19,093	259
I3 Verticals Inc, Cl A *	7,873	238
Ichor Holdings Ltd *	23,345	621
II-VI Inc *	35,206	1,662
Inphi Corp *	18,603	2,186
Insight Enterprises Inc *	21,641	1,065
Intellicheck Inc *(A)	97,741	738
Intelligent Systems Corp *	358	12
International Money Express Inc *	1,250	16
Itron Inc *	33,423	2,214
J2 Global Inc *	130,332	8,238
Lattice Semiconductor Corp *	37,782	1,073
Leidos Holdings Inc	24,667	2,311
Limelight Networks Inc *	136,500	1,005
Lumentum Holdings Inc *	4,818	392
MACOM Technology Solutions Holdings Inc *	12,485	429
Manhattan Associates Inc *	10,280	968
ManTech International Corp/VA, Cl A	16,545	1,133
MAXIMUS Inc	43,612	3,073
MicroStrategy Inc, Cl A *	3,537	418
Model N Inc *	21,638	752
Monolithic Power Systems Inc	6,335	1,501
National Instruments Corp	370	14
NCR Corp *	145,198	2,515
NeoPhotonics Corp *	98,983	879
NIC Inc	72,349	1,661
Nuance Communications Inc *	67,500	1,708
ON Semiconductor Corp *	108,955	2,159
OSI Systems Inc *	184	14
Palo Alto Networks Inc *	4,182	960
PCTEL Inc	161,751	1,080
Perficient Inc *	12,505	447
PFSweb Inc *	135,038	902
Photronics Inc *	54,581	607
Power Integrations Inc	10,000	1,181
QAD Inc, Cl A	5,106	211
Qorvo Inc *	10,870	1,201
Qualys Inc *	8,700	905
Radware Ltd *	15,000	354
Rambus Inc *	69,493	1,056
RingCentral Inc, Cl A *	773	220
Science Applications International Corp	10,962	852
Semtech Corp *	69,289	3,618
Shutterstock Inc	14,686	514
Silicon Motion Technology Corp ADR	136,913	6,677
SolarWinds Corp *	785	14
SPS Commerce Inc *	16,563	1,244
Super Micro Computer Inc *	255,023	7,240

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SVMK Inc *	28,358	$668
Sykes Enterprises Inc *	31,637	875
Synopsys Inc *	8,199	1,599
Teradyne Inc	18,928	1,600
Trade Desk Inc/The, Cl A *	8,993	3,656
TTEC Holdings Inc	31,473	1,465
Tyler Technologies Inc *	4,765	1,653
Veeco Instruments Inc *	45,050	608
Verint Systems Inc *	76,453	3,454
Wix.com Ltd *	22,430	5,747
WNS Holdings Ltd ADR *	22,096	1,215
Xperi Holding Corp	94,572	1,396
Zebra Technologies Corp, Cl A *	3,874	992

		134,518

Materials — 6.7%
Albemarle Corp	4,500	347
Ashland Global Holdings Inc	55,852	3,859
Avery Dennison Corp	2,472	282
Axalta Coating Systems Ltd *	104,959	2,367
B2Gold Corp	501,613	2,854
Balchem Corp	14,444	1,370
Boise Cascade Co	23,092	868
Century Aluminum Co *	234,619	1,673
Commercial Metals Co, Cl A	282,508	5,763
Crown Holdings Inc *	4,800	313
Domtar Corp *	28,556	603
FMC Corp	105,124	10,473
Gold Resource Corp	144,694	595
Hawkins Inc	6,068	258
Hecla Mining Co	341,651	1,117
Ingevity Corp *	36,000	1,893
Materion Corp	12,245	753
Myers Industries Inc	29,683	432
NewMarket Corp	2,000	801
Novagold Resources Inc *	129,786	1,191
Packaging Corp of America	2,600	259
Royal Gold Inc, Cl A	8,757	1,089
Silgan Holdings Inc	272,109	8,814
Stepan Co	9,000	874
Tredegar Corp	10,409	160

		49,008

Real Estate — 6.2%
Agree Realty Corp ‡	15,500	1,018
Alexander’s Inc ‡	1,594	384
American Assets Trust Inc ‡	15,411	429
Camden Property Trust ‡	13,101	1,195
CatchMark Timber Trust Inc, Cl A ‡	147,108	1,302
City Office REIT Inc ‡	41,455	417
Community Healthcare Trust Inc ‡	384	16
Douglas Emmett Inc ‡	31,000	950
EastGroup Properties Inc ‡	14,800	1,755

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equity LifeStyle Properties ‡	20,564	$1,285
First Industrial Realty Trust Inc ‡	18,000	692
Gaming and Leisure Properties Inc ‡	166,661	5,767
Getty Realty Corp ‡	46,457	1,379
Gladstone Commercial Corp ‡	62,536	1,173
Highwoods Properties Inc ‡	10,000	373
Howard Hughes Corp/The *‡	25,977	1,350
Independence Realty Trust Inc ‡	113,415	1,303
Investors Real Estate Trust ‡	15,417	1,087
Invitation Homes Inc ‡	88,917	2,448
Kite Realty Group Trust ‡	34,895	403
Life Storage Inc ‡	3,100	294
LTC Properties Inc ‡	13,712	517
Medical Properties Trust Inc ‡	410,854	7,724
Mid-America Apartment Communities Inc ‡	5,599	642
Monmouth Real Estate Investment Corp, Cl A ‡	88,945	1,289
National Health Investors Inc ‡	265	16
National Storage Affiliates Trust ‡	14,152	406
New Senior Investment Group Inc ‡	47,637	172
Newmark Group Inc, Cl A ‡	294,953	1,433
Office Properties Income Trust ‡	39,148	1,017
One Liberty Properties Inc ‡	51,103	900
Piedmont Office Realty Trust Inc, Cl A ‡	42,188	701
PS Business Parks Inc ‡	12,200	1,615
Rexford Industrial Realty Inc ‡	27,000	1,119
Sabra Health Care REIT Inc ‡	42,013	606
Saul Centers Inc ‡	24,583	793
Spirit Realty Capital Inc ‡	387	13
Sun Communities Inc ‡	1,653	224
Terreno Realty Corp ‡	15,348	808
Universal Health Realty Income Trust ‡	1,794	143
Whitestone REIT, Cl B ‡	61,287	446

		45,604

Utilities — 3.3%
ALLETE Inc	14,400	786
American States Water Co	21,500	1,691
Atmos Energy Corp	20,484	2,040
Avista Corp	13,200	480
Black Hills Corp, Cl A	18,201	1,031
California Water Service Group, Cl A	10,000	477
Chesapeake Utilities Corp	6,037	507
Clearway Energy Inc, Cl A	43,089	904
CMS Energy Corp	10,600	619
Evergy Inc	21,057	1,249
Hawaiian Electric Industries Inc	1,086	39
IDACORP Inc, Cl A	10,909	953
MDU Resources Group Inc	29,772	660
Middlesex Water Co	22,660	1,522
NorthWestern Corp	11,485	626
NRG Energy Inc	15,000	489

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ONE Gas Inc	10,005	$771
Ormat Technologies Inc	13,800	876
Pinnacle West Capital Corp	11,616	851
PNM Resources Inc	25,500	980
Portland General Electric Co	43,378	1,814
SJW Group	14,000	870
Southwest Gas Holdings Inc	10,221	706
Spire Inc	26,200	1,722
UGI Corp	6,450	205
Unitil Corp	16,293	730
Vistra Energy Corp	710	13
York Water Co/The	9,081	436

		24,047

Total Common Stock (Cost $520,455) ($ Thousands)		716,040

AFFILIATED PARTNERSHIP — 4.4%
SEI Liquidity Fund, L.P.
0.190% **†(C)	31,922,781	31,943

Total Affiliated Partnership (Cost $31,929) ($ Thousands)		31,943

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	17,668,641	17,669

Total Cash Equivalent (Cost $17,669) ($ Thousands)		17,669

Total Investments in Securities — 104.4% (Cost $570,053) ($ Thousands)		$765,652

Percentages are based on Net Assets of $733,362 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $30,872 ($ Thousands).

(B)	Security is a Master Limited Partnership. At June 30, 2020, such securities amounted to $1,892 ($ Thousands), or 0.3% of the net assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $31,943 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the levels of inputs used as of June 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	716,040	–	–	716,040
Affiliated Partnership	–	31,943	–	31,943
Cash Equivalent	17,669	–	–	17,669

Total Investments in Securities	733,709	31,943	–	765,652

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 78,149	$ 104,237	$ (150,458)	$ —	$ 15	$ 31,943	31,922,781	$ 175	$ —
SEI Daily Income Trust, Government Fund, Cl F	18,992	115,133	(116,456)	—	—	17,669	17,668,641	120	—

Totals	$ 97,141	$ 219,370	$ (266,914)	$ —	$ 15	$ 49,612		$ 295	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.9%

Communication Services — 4.2%
CenturyLink Inc	53,800	$540
Discovery Inc, Cl A *	7,200	152
Discovery Inc, Cl C *	14,300	275
Spotify Technology SA *	3,100	800
Take-Two Interactive Software Inc, Cl A *	1,400	195
United States Cellular Corp *	1,700	53
ViacomCBS Inc, Cl B	15,906	371
Zynga Inc, Cl A *	48,400	462

		2,848

Consumer Discretionary — 9.5%
Adient PLC *	1,700	28
AutoNation Inc *	4,800	180
AutoZone Inc *	80	90
Best Buy Co Inc	7,600	663
BorgWarner Inc	13,400	473
Brunswick Corp/DE	6,600	422
Chipotle Mexican Grill Inc, Cl A *	360	379
Dollar General Corp	2,600	495
Dollar Tree Inc *	6,100	565
Domino’s Pizza Inc	780	288
DR Horton Inc	9,900	549
Extended Stay America Inc	18,400	206
frontdoor Inc *	2,500	111
H&R Block Inc	1,600	23
Lennar Corp, Cl A	6,700	413
Lennar Corp, Cl B	3,900	180
LKQ Corp *	19,700	516
Lululemon Athletica Inc *	500	156
PulteGroup Inc	2,800	95
Qurate Retail Inc *	35,000	333
Stamps.com Inc *	800	147
Tractor Supply Co	300	40
Wyndham Hotels & Resorts Inc	1,700	72
Yum China Holdings Inc	1,300	63

		6,487

Consumer Staples — 5.8%
Archer-Daniels-Midland Co	17,600	703
Bunge Ltd	8,400	345
Campbell Soup Co	1,100	55
Coty Inc, Cl A	18,100	81
Hershey Co/The	600	78
Ingredion Inc	4,500	373
J M Smucker	2,700	286
Kellogg Co	2,400	159
Keurig Dr Pepper Inc	11,100	315
Kroger Co/The	21,100	714
Molson Coors Beverage Co, Cl B	3,000	103
Pilgrim’s Pride Corp *	18,500	312

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tyson Foods Inc, Cl A	7,000	$418

		3,942

Energy — 2.2%
Cheniere Energy Inc *	7,400	358
Kinder Morgan	18,900	287
ONEOK Inc	10,700	355
Pioneer Natural Resources Co	5,000	488

		1,488

Financials — 9.8%
Ally Financial Inc	1,300	26
American Financial Group Inc/OH	5,800	368
Ameriprise Financial Inc	4,400	660
Annaly Capital Management Inc ‡	46,100	302
Associated Banc-Corp	2,000	27
Bancorp Inc/The *	9,100	89
BankUnited Inc	9,700	196
Capital One Financial Corp	1,000	63
CNA Financial Corp	9,300	299
Customers Bancorp Inc *	1,900	23
Discover Financial Services	12,300	616
Evercore Inc, Cl A	1,000	59
Fifth Third Bancorp	7,500	145
Invesco Ltd	15,700	169
KeyCorp	3,400	41
Lincoln National Corp	6,100	224
LPL Financial Holdings Inc	6,600	518
MarketAxess Holdings Inc	490	246
Midland States Bancorp Inc	2,300	34
Old Republic International Corp	12,200	199
PacWest Bancorp	10,600	209
Popular Inc	7,700	286
Principal Financial Group Inc, Cl A	7,600	316
Raymond James Financial Inc	3,600	248
State Street Corp	4,200	267
Synchrony Financial	15,200	337
T Rowe Price Group Inc	4,600	568
Unum Group	8,600	143

		6,678

Health Care — 13.2%
Agilent Technologies Inc	800	71
Alexion Pharmaceuticals Inc *	3,600	404
AmerisourceBergen Corp, Cl A	6,300	635
Bio-Techne Corp	1,500	396
Cardinal Health Inc	7,700	402
Charles River Laboratories International Inc *	1,800	314
DaVita Inc *	3,000	237
Exelixis Inc *	12,700	301
Hologic Inc *	1,600	91
Incyte Corp *	3,300	343

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ionis Pharmaceuticals Inc *	3,100	$183
IQVIA Holdings Inc *	5,000	709
Jazz Pharmaceuticals PLC *	1,500	165
Laboratory Corp of America Holdings *	200	33
McKesson Corp	3,700	568
Molina Healthcare Inc *	500	89
Mylan NV *	21,700	349
Neurocrine Biosciences Inc *	4,600	561
Perrigo Co PLC	3,400	188
Quidel Corp *	700	157
ResMed Inc	3,400	653
STERIS PLC	3,500	537
Universal Health Services Inc, Cl B	4,400	409
Varian Medical Systems Inc *	300	37
Veeva Systems Inc, Cl A *	2,800	656
West Pharmaceutical Services Inc	2,300	523

		9,011

Industrials — 13.8%
Acuity Brands Inc	4,200	402
Allison Transmission Holdings Inc	10,500	386
Altra Industrial Motion Corp	1,600	51
American Woodmark Corp *	500	38
Atkore International Group Inc *	17,700	484
BMC Stock Holdings Inc *	9,400	236
Carrier Global Corp	23,600	524
Crane Co, Cl A	1,800	107
Cummins Inc	4,300	745
Dover Corp	4,700	454
EMCOR Group Inc	2,300	152
Expeditors International of Washington Inc	6,100	464
Fastenal Co, Cl A	3,400	146
Fortune Brands Home & Security Inc	3,800	243
Gates Industrial Corp PLC *	30,800	317
GMS Inc *	9,600	236
Howmet Aerospace Inc	16,900	268
Huntington Ingalls Industries Inc, Cl A	2,700	471
JB Hunt Transport Services Inc	1,200	144
Johnson Controls International plc	12,000	410
Kansas City Southern	3,400	508
Kforce Inc	6,000	176
L3Harris Technologies Inc	300	51
Masco Corp	9,900	497
Oshkosh Corp	1,400	100
PACCAR Inc	8,100	606
Pentair PLC	2,000	76
Rockwell Automation Inc	1,100	234
Schneider National Inc, Cl B	12,000	296
Timken Co/The	700	32
TransUnion	5,300	461

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Univar Solutions Inc *	4,700	$79

		9,394

Information Technology — 20.0%
Amdocs Ltd	6,800	414
Arrow Electronics Inc, Cl A *	900	62
Booz Allen Hamilton Holding Corp, Cl A	7,400	576
CACI International Inc, Cl A *	1,100	239
Cadence Design Systems Inc *	7,900	758
Calix Inc *	2,000	30
CDK Global Inc	9,100	377
CDW Corp/DE	5,000	581
ChannelAdvisor Corp *	1,800	28
Ciena Corp *	7,800	422
Citrix Systems Inc	1,700	251
Cognizant Technology Solutions Corp, Cl A	3,900	222
EPAM Systems Inc *	2,400	605
F5 Networks Inc, Cl A *	2,700	377
FormFactor Inc *	3,000	88
Fortinet Inc *	4,600	631
Hewlett Packard Enterprise Co	20,200	196
HP Inc	4,700	82
J2 Global Inc *	300	19
Jabil Inc	4,700	151
Leidos Holdings Inc	5,800	543
Manhattan Associates Inc *	1,300	122
MicroStrategy Inc, Cl A *	400	47
Motorola Solutions Inc	300	42
NCR Corp *	800	14
NortonLifeLock Inc	22,700	450
Nuance Communications Inc *	5,400	137
OneSpan Inc *	1,300	36
Palo Alto Networks Inc *	2,400	551
Paychex Inc	4,200	318
Paycom Software Inc *	2,000	619
PTC Inc *	5,400	420
Qorvo Inc *	3,200	354
Semtech Corp *	1,000	52
Skyworks Solutions Inc	5,500	703
SS&C Technologies Holdings Inc	10,600	599
Synopsys Inc *	4,000	780
Teradyne Inc	6,700	566
Ultra Clean Holdings Inc *	4,100	93
Universal Display Corp	3,300	494
VeriSign Inc *	400	83
Western Digital Corp	7,200	318
Xerox Holdings Corp	12,400	190

		13,640

Materials — 5.9%
Arconic *	6,900	96
Corteva Inc	22,900	614
Eastman Chemical Co	8,600	599

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Mid-Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Element Solutions Inc *	12,400	$135
LyondellBasell Industries NV, Cl A	7,600	499
Martin Marietta Materials Inc, Cl A	1,600	330
Newmont Corp	4,700	290
Nucor Corp	5,000	207
PPG Industries Inc	3,300	350
Royal Gold Inc, Cl A	2,900	361
Steel Dynamics Inc	15,900	415
Westrock Co	5,000	141

		4,037

Real Estate — 7.2%
Apple Hospitality REIT Inc ‡	35,700	345
Boston Properties Inc ‡	2,000	181
Brandywine Realty Trust ‡	3,400	37
Brixmor Property Group Inc ‡	22,300	286
Camden Property Trust ‡	5,100	465
CBRE Group Inc, Cl A *‡	13,800	624
Columbia Property Trust Inc ‡	16,700	219
CorePoint Lodging Inc ‡	2,600	11
Diversified Healthcare Trust ‡	3,600	16
Equity Residential ‡	1,600	94
Franklin Street Properties Corp ‡	7,700	39
Gaming and Leisure Properties Inc ‡	14,786	512
GEO Group Inc/The ‡	30,450	360
Jones Lang LaSalle Inc	1,300	135
Mid-America Apartment Communities Inc ‡	400	46
Newmark Group Inc, Cl A ‡	17,251	84
Paramount Group Inc ‡	19,100	147
Service Properties Trust ‡	3,100	22
SITE Centers Corp ‡	8,700	71
Spirit Realty Capital Inc ‡	8,100	282
Ventas Inc ‡	11,700	428
WP Carey Inc ‡	6,900	467

		4,871

Utilities — 7.3%
AES Corp/The	30,900	448
Avangrid Inc	6,500	273
Edison International	1,600	87
FirstEnergy Corp	9,200	357

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MDU Resources Group Inc	17,400	$386
NRG Energy Inc	16,000	521
PG&E Corp *	11,500	102
PPL Corp	19,900	514
Public Service Enterprise Group Inc	13,600	669
Sempra Energy	4,300	504
UGI Corp	14,800	470
Vistra Energy Corp	28,100	523
WEC Energy Group Inc	1,400	123

		4,977

Total Common Stock (Cost $64,678) ($ Thousands)		67,373

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	721,868	722

Total Cash Equivalent (Cost $722) ($ Thousands)		722

Total Investments in Securities — 100.0% (Cost $65,400) ($ Thousands)		$68,095

Percentages are based on Net Assets of $68,117 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

As of June 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value at 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,143	$21,734	$(24,155)	$—	$—	$722	721,868	$18	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Communication Services — 9.7%
Activision Blizzard Inc	98,581	$7,482
Anterix Inc *	4,179	190
AT&T Inc	704,200	21,288
Bandwidth Inc, Cl A *	3,621	460
BCE Inc	82,400	3,426
Cable One Inc	1,585	2,813
Cargurus Inc, Cl A *	13,130	333
China Mobile ADR	75,300	2,533
Cogent Communications Holdings Inc	4,714	365
Comcast Corp, Cl A	469,600	18,305
Discovery Inc, Cl C *	93,955	1,810
Electronic Arts Inc *	50,666	6,690
EverQuote Inc, Cl A *	4,712	274
Glu Mobile Inc *	36,688	340
Hemisphere Media Group Inc, Cl A *	1,396	14
John Wiley & Sons Inc, Cl A	59,957	2,338
Madison Square Garden Sports Corp *	13,455	1,976
New York Times Co/The, Cl A	139,118	5,847
NTT DOCOMO Inc ADR	184,500	4,911
Omnicom Group Inc	121,800	6,650
Ooma Inc *	12,702	209
Shenandoah Telecommunications Co	5,970	294
SK Telecom Co Ltd ADR	191,000	3,690
Spok Holdings Inc	9,497	89
Spotify Technology SA *	31,400	8,107
Take-Two Interactive Software Inc, Cl A *	47,443	6,622
TechTarget Inc *	11,732	352
TELUS	403,400	6,744
TrueCar Inc *	27,833	72
United States Cellular Corp *	2,963	92
Verizon Communications	724,451	39,939

		154,255

Consumer Discretionary — 9.3%
1-800-Flowers.com Inc, Cl A *	5,638	113
Amazon.com Inc, Cl A *	1,353	3,733
AutoZone Inc *	19,300	21,773
Canadian Tire Corp Ltd, Cl A	45,600	3,939
Chipotle Mexican Grill Inc, Cl A *	1,488	1,566
Core-Mark Holding Co Inc, Cl A	14,213	355
Dollar General Corp	38,852	7,402
Dollar Tree Inc *	7,259	673
Domino’s Pizza Inc	18,376	6,789
Dorman Products Inc *	5,796	389
DR Horton Inc	79,300	4,397
eBay Inc	192,850	10,115
Ford Motor Co *	430,600	2,618
frontdoor Inc *	93,314	4,137
Garmin Ltd	73,396	7,156
Gentex Corp	176,312	4,543
Grand Canyon Education Inc *	70,900	6,419

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Johnson Outdoors Inc, Cl A	1,497	$136
K12 Inc *	8,791	239
Lululemon Athletica Inc *	14,916	4,654
Murphy USA Inc *	3,380	380
NIKE Inc, Cl B	58,098	5,696
Ollie’s Bargain Outlet Holdings Inc *	48,221	4,709
Papa John’s International Inc, Cl A	2,667	212
Perdoceo Education Corp *	6,973	111
Pool Corp	967	263
Shutterstock Inc	9,937	347
Stamps.com Inc *	1,318	242
Sturm Ruger & Co Inc	5,905	449
Target Corp, Cl A	274,500	32,921
Tesla Inc *	3,440	3,714
Toyota Motor Corp ADR	57,700	7,249
Wingstop Inc, Cl A	2,356	327

		147,766

Consumer Staples — 18.5%
Altria Group Inc	369,425	14,500
B&G Foods Inc, Cl A (A)	15,053	367
Beyond Meat Inc *	34,128	4,572
BJ’s Wholesale Club Holdings Inc *	12,442	464
Boston Beer Co Inc/The, Cl A *	732	393
Calavo Growers Inc	7,254	456
Cal-Maine Foods Inc *	9,164	408
Campbell Soup Co	146,646	7,278
Casey’s General Stores Inc	22,715	3,396
Celsius Holdings Inc *	20,176	237
Central Garden & Pet Co, Cl A *	1,769	64
Church & Dwight Co Inc	75,039	5,801
Clorox Co/The	36,951	8,106
Coca-Cola Co/The	69,362	3,099
Colgate-Palmolive Co	103,942	7,615
Conagra Brands Inc	48,359	1,701
Costco Wholesale Corp	12,999	3,941
Estee Lauder Cos Inc/The, Cl A *	30,688	5,790
Flowers Foods Inc	272,086	6,084
General Mills Inc	283,211	17,460
Hain Celestial Group Inc/The *	35,174	1,108
Hershey Co/The	59,098	7,660
Hormel Foods Corp	146,308	7,062
Hostess Brands Inc, Cl A *	48,909	598
Ingredion Inc	55,800	4,631
J & J Snack Foods Corp	2,699	343
J M Smucker Co/The	191,385	20,251
John B Sanfilippo & Son	5,687	485
Kellogg Co	186,866	12,344
Keurig Dr Pepper Inc	240,378	6,827
Kimberly-Clark Corp	78,587	11,108
Kraft Heinz Co/The	219,400	6,997
Kroger Co/The	729,356	24,689

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lancaster Colony Corp	2,235	$346
McCormick & Co Inc/MD	41,739	7,488
Medifast Inc	3,228	448
MGP Ingredients Inc	7,651	281
Mondelez International Inc, Cl A	150,911	7,716
Monster Beverage Corp *	97,213	6,739
National Beverage Corp, Cl A *(A)	5,868	358
Natural Grocers by Vitamin Cottage Inc	11,223	167
PepsiCo Inc	70,715	9,353
PriceSmart Inc	7,535	455
Procter & Gamble Co/The	63,331	7,572
Simply Good Foods Co/The *	21,295	396
Sprouts Farmers Market Inc *	122,271	3,129
Sysco Corp, Cl A	113,800	6,220
Tootsie Roll Industries Inc	12,477	428
Tyson Foods Inc, Cl A	257,700	15,387
Universal Corp/VA	9,251	393
USANA Health Sciences Inc *	5,402	397
Walgreens Boots Alliance Inc	205,400	8,707
Walmart Inc	191,663	22,957
WD-40 Co	2,178	432
Weis Markets Inc	13,380	671

		295,875

Energy — 0.9%
Antero Midstream Corp	21,439	109
Cabot Oil & Gas Corp	25,655	441
Falcon Minerals Corp	21,990	70
Phillips 66	122,600	8,815
Valero Energy Corp	96,200	5,659

		15,094

Financials — 10.7%
Aflac Inc	317,600	11,443
Allstate Corp/The	232,400	22,541
American Financial Group Inc/OH	89,400	5,673
American National Insurance Co	8,132	586
Annaly Capital Management Inc ‡	1,331,300	8,733
Assured Guaranty Ltd	131,800	3,217
Bank of NT Butterfield & Son Ltd/The	3,724	91
Berkshire Hathaway Inc, Cl B *	143,000	25,527
Capitol Federal Financial Inc	2,048	23
Cboe Global Markets Inc	58,214	5,430
Chimera Investment Corp ‡	349,000	3,354
CNA Financial Corp	79,700	2,562
Columbia Financial Inc *	14,317	200
Commerce Bancshares Inc/MO	37,197	2,212
Community Bank System Inc	4,170	238
Community Bankers Trust Corp	9,432	52
Crawford & Co, Cl A	3,960	31
Employers Holdings Inc	6,206	187
Erie Indemnity Co, Cl A	6,225	1,195
Everest Re Group Ltd	37,200	7,671

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First American Financial Corp	42,900	$2,060
First Financial Bankshares Inc, Cl A	9,135	264
Genworth MI Canada Inc	71,000	1,731
Globe Life Inc	23,777	1,765
Goosehead Insurance Inc, Cl A *	4,945	372
Hanover Insurance Group Inc/The, Cl A	14,220	1,441
HarborOne Bancorp Inc *	47,801	408
Hartford Financial Services Group Inc/The	69,100	2,664
Horace Mann Educators Corp, Cl A	10,128	372
Houlihan Lokey Inc, Cl A	7,635	425
JPMorgan Chase & Co	48,400	4,552
Kearny Financial Corp/MD	13,895	114
Kinsale Capital Group Inc	3,007	467
KKR Real Estate Finance Trust Inc ‡	23,629	392
Loblaw Cos Ltd	110,700	5,373
MarketAxess Holdings Inc	10,281	5,150
Mercury General Corp	9,366	382
Morningstar Inc, Cl A	6,998	986
National Bank Holdings Corp, Cl A	8,307	224
National Bank of Canada	145,500	6,572
National General Holdings Corp	2,813	61
Nicolet Bankshares Inc *	1,472	81
Northeast Bank	7,248	127
Orrstown Financial Services Inc	6,033	89
Palomar Holdings Inc, Cl A *	4,821	413
PCSB Financial Corp	27,285	346
PNC Financial Services Group Inc/The	34,500	3,630
Progressive Corp/The	73,607	5,897
Protective Insurance Corp	1,773	27
Reinsurance Group of America Inc, Cl A	23,900	1,875
Safeguard Scientifics Inc *	3,584	25
Safety Insurance Group Inc	4,608	351
Starwood Property Trust Inc ‡	218,800	3,273
Stewart Information Services Corp	11,020	358
TFS Financial Corp	27,471	393
Timberland Bancorp Inc/WA	8,122	148
Trupanion Inc *(A)	10,413	444
US Bancorp	172,500	6,351
Virtu Financial Inc, Cl A	164,779	3,889
Wells Fargo & Co	175,300	4,488
White Mountains Insurance Group Ltd	1,867	1,658

		170,604

Health Care — 15.6%
AbbVie Inc	100,800	9,897
Alexion Pharmaceuticals Inc *	19,916	2,235
Amgen Inc, Cl A	42,500	10,024
Amphastar Pharmaceuticals Inc *	22,266	500
Arvinas Inc *	910	31
Baxter International Inc	48,188	4,149
BioDelivery Sciences International Inc *	11,803	51
Bio-Rad Laboratories Inc, Cl A *	15,192	6,859

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bristol-Myers Squibb Co	235,300	$13,836
Cerner Corp	40,478	2,775
Chemed Corp	8,650	3,902
Corcept Therapeutics Inc *	20,278	341
CryoPort Inc *	4,247	128
CVS Health Corp	153,830	9,994
Eli Lilly and Co	51,504	8,456
Enzo Biochem Inc *	14,906	33
GenMark Diagnostics Inc *	21,903	322
Gilead Sciences Inc	104,900	8,071
Globus Medical Inc, Cl A *	8,927	426
Haemonetics Corp *	4,037	362
HCA Healthcare Inc *	94,000	9,124
HealthStream Inc *	7,683	170
HMS Holdings Corp *	11,376	368
IDEXX Laboratories Inc *	16,339	5,395
Incyte Corp *	39,368	4,093
iRadimed Corp *	1,670	39
Johnson & Johnson	269,787	37,940
Joint Corp/The *	11,204	171
Kiniksa Pharmaceuticals Ltd, Cl A *	2,515	64
LeMaitre Vascular Inc	6,151	162
Luminex Corp	6,132	199
Masimo Corp *	27,228	6,208
Merck & Co Inc	498,127	38,520
Mettler-Toledo International Inc *	4,509	3,632
National HealthCare Corp	2,695	171
Neogen Corp, Cl B *	4,477	347
NGM Biopharmaceuticals Inc *	6,826	135
Omnicell Inc *	3,686	260
Orthofix Medical Inc *	4,150	133
Pfizer Inc	767,096	25,084
Phibro Animal Health Corp, Cl A	13,739	361
Premier Inc, Cl A *	151,517	5,194
Prestige Consumer Healthcare Inc, Cl A *	7,289	274
Providence Service Corp/The *	2,343	185
Regeneron Pharmaceuticals Inc *	10,800	6,735
Sanofi ADR	61,600	3,145
SeaSpine Holdings Corp *	8,831	92
SIGA Technologies Inc *	27,728	164
Simulations Plus Inc	5,945	356
Teladoc Health Inc *	1,973	377
Translate Bio Inc *	2,271	41
Universal Health Services Inc, Cl B *	50,500	4,691
Vapotherm Inc *	23,005	943
Waters Corp *	742	134
West Pharmaceutical Services Inc	47,459	10,781
XBiotech Inc *(A)	9,287	127

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zynex Inc *(A)	15,260	$380

		248,587

Industrials — 8.1%
AAON Inc	7,382	401
Acacia Research Corp *	19,089	78
Allegion plc	2,854	292
Allison Transmission Holdings Inc	215,300	7,919
BWX Technologies Inc, Cl W	20,288	1,149
Carlisle Cos Inc	33,916	4,059
Carrier Global Corp	66,500	1,478
CH Robinson Worldwide Inc	76,503	6,048
CoStar Group Inc *	9,102	6,468
CSW Industrials Inc	4,803	332
Cummins Inc	31,600	5,475
Curtiss-Wright Corp	6,350	567
Expeditors International of Washington Inc	81,048	6,163
Exponent Inc	5,460	442
Fastenal Co, Cl A	121,517	5,206
Federal Signal Corp	11,883	353
Forward Air Corp	1,988	99
FTI Consulting Inc *	1,744	200
General Dynamics Corp	43,800	6,546
Graco Inc	26,977	1,295
Healthcare Services Group Inc	10,125	248
Heartland Express Inc	14,256	297
Heidrick & Struggles International Inc	1,347	29
Huntington Ingalls Industries Inc, Cl A	37,800	6,596
IHS Markit Ltd	66,432	5,015
Lindsay Corp	2,153	198
Lockheed Martin Corp	6,860	2,503
Marten Transport Ltd	10,796	272
Miller Industries Inc/TN	2,075	62
Northrop Grumman Corp	6,670	2,051
Old Dominion Freight Line Inc, Cl A	25,669	4,353
Omega Flex Inc	492	52
Otis Worldwide Corp	33,250	1,890
Proto Labs Inc *	3,057	344
Raytheon Technologies Corp	193,951	11,951
Republic Services Inc	126,010	10,339
Resources Connection Inc	8,857	106
Robert Half International Inc	44,297	2,340
Rollins Inc	20,425	866
Snap-on Inc	44,000	6,094
Toro Co/The	76,872	5,100
Upwork Inc *	22,247	321
Waste Management Inc	96,600	10,231
Watsco Inc	18,902	3,359
Werner Enterprises Inc	9,053	394

		129,581

Information Technology — 14.4%
Agilysys Inc *	4,131	74

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amdocs Ltd	445,298	$27,109
Apple Inc	40,600	14,811
Arista Networks Inc *	19,088	4,009
Atlassian Corp PLC, Cl A *	30,556	5,508
Avnet Inc	87,000	2,426
Blackline Inc *	5,190	430
Box Inc, Cl A *	20,012	415
Brightcove Inc *	5,156	41
CACI International Inc, Cl A *	27,200	5,899
Canon Inc ADR (A)	130,800	2,612
CDK Global Inc	151,593	6,279
CEVA Inc, Cl A *	4,323	162
Cisco Systems Inc	537,800	25,083
CommVault Systems Inc *	7,364	285
CSG Systems International Inc	8,252	341
Digital Turbine Inc *	18,666	235
DocuSign Inc, Cl A *	36,596	6,302
F5 Networks Inc, Cl A *	61,721	8,609
Five9 Inc *	3,846	426
GSI Technology Inc *	3,212	23
Hackett Group Inc/The	6,766	92
Intel Corp	482,600	28,874
Intelligent Systems Corp *(A)	4,441	151
InterDigital Inc	5,416	307
International Business Machines Corp	133,800	16,159
J2 Global Inc *	4,645	294
Jack Henry & Associates Inc	38,425	7,071
Juniper Networks Inc	52,400	1,198
MAXIMUS Inc	5,235	369
MicroStrategy Inc, Cl A *	2,212	262
Mitek Systems Inc *	33,320	320
MobileIron Inc *	8,786	43
Motorola Solutions Inc	28,300	3,966
Napco Security Technologies Inc *	11,756	275
National Instruments Corp	83,949	3,250
NeoPhotonics Corp *	31,417	279
NETGEAR Inc *	13,063	338
NIC Inc	15,464	355
Oracle Corp, Cl B	542,250	29,970
PC Connection Inc	7,417	344
Progress Software Corp	9,624	373
Qualys Inc *	3,601	375
ShotSpotter Inc *	2,858	72
SPS Commerce Inc *	6,032	453
Telenav Inc *	12,796	70
Teradata Corp *	7,646	159
Tyler Technologies Inc *	7,993	2,773
ViaSat Inc *	3,171	122
Western Union Co/The	715,900	15,478

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zscaler Inc *	40,142	$4,395

		229,266

Materials — 2.9%
AptarGroup Inc	60,566	6,782
Balchem Corp	5,476	520
Ball Corp	65,339	4,541
Linde PLC	38,775	8,224
Materion Corp	6,816	419
NewMarket Corp	5,941	2,379
Novagold Resources Inc *	51,935	477
Royal Gold Inc, Cl A	41,412	5,148
Sealed Air Corp	165,200	5,427
Sensient Technologies Corp	12,672	661
Silgan Holdings Inc	165,800	5,370
Sonoco Products Co	106,230	5,555
Valvoline Inc	71,513	1,382

		46,885

Real Estate — 2.2%
Brandywine Realty Trust ‡	343,400	3,740
Brixmor Property Group Inc *‡	155,800	1,997
Easterly Government Properties Inc ‡	9,770	226
Equity Commonwealth *‡	18,923	609
eXp World Holdings Inc *‡	7,469	127
Gaming and Leisure Properties Inc ‡	134,988	4,671
Iron Mountain Inc ‡	146,700	3,829
National Health Investors Inc ‡	40,200	2,441
Omega Healthcare Investors Inc ‡	94,200	2,801
Piedmont Office Realty Trust, Cl A ‡	273,000	4,535
PS Business Parks Inc ‡	2,501	331
Retail Properties of America Inc, Cl A *‡	413,000	3,023
Rexford Industrial Realty Inc ‡	8,528	353
Safehold Inc ‡	2,827	163
St Joe Co/The *‡	13,187	256
Tejon Ranch Co *‡	4,258	61
Terreno Realty Corp ‡	6,647	350
VEREIT Inc ‡	907,500	5,835

		35,348

Utilities — 5.1%
American Electric Power Co Inc	45,100	3,592
American States Water Co	4,323	340
Artesian Resources Corp, Cl A	797	29
Atlantic Power Corp *	112,626	225
Avista Corp	8,499	309
Cadiz Inc *	15,182	154
Chesapeake Utilities Corp	4,099	344
Consolidated Water Co Ltd	1,589	23
DTE Energy Co	89,500	9,621
Duke Energy Corp	55,200	4,410
Edison International	89,800	4,877
Entergy Corp	176,000	16,510

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evergy Inc	25,200	$1,494
Exelon Corp	520,300	18,882
FirstEnergy Corp	171,800	6,662
Genie Energy Ltd, Cl B	13,918	103
Hawaiian Electric Industries Inc	132,783	4,788
MDU Resources Group Inc	18,639	414
MGE Energy Inc	4,830	312
ONE Gas Inc	570	44
Ormat Technologies Inc	6,239	396
Portland General Electric Co	6,119	256
Public Service Enterprise Group Inc	139,100	6,838
Pure Cycle Corp *	6,133	56
Southwest Gas Holdings Inc	4,052	280
Spire	4,612	303
Unitil Corp	7,154	321

		81,583

Total Common Stock (Cost $1,409,408) ($ Thousands)		1,554,844

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.190% **†(B)	1,843,999	1,844

Total Affiliated Partnership (Cost $1,844) ($ Thousands)		1,844

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	34,523,739	34,524

Total Cash Equivalent (Cost $34,524) ($ Thousands)		34,524

Total Investments in Securities — 99.6% (Cost $1,445,776) ($ Thousands)		$1,591,212

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	113	Sep-2020	$16,999	$17,460	$461

Percentages are based on Net Assets of $1,596,819 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $1,829 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $1,844 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

U.S. Managed Volatility Fund (Continued)

The following is a list of the level of inputs used as of June 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,554,844	–	–	1,554,844
Affiliated Partnership	–	1,844	–	1,844
Cash Equivalent	34,524	–	–	34,524

Total Investments in Securities	1,589,368	1,844	–	1,591,212

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	461	–	–	461

Total Other Financial Instruments	461	–	–	461

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 19,178	$ (17,335)	$ 1	$—	$ 1,844	1,843,999	$ 9	$ —
SEI Daily Income Trust, Government Fund, Cl F	44,041	417,429	(426,946)	—	—	34,524	34,523,739	317	—

Totals	$ 44,041	$ 436,607	$ (444,281)	$ 1	$ —	$ 36,368		$ 326	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Australia — 2.0%
Coles Group Ltd	413,924	$4,934
Computershare Ltd	6,548	60
Dacian Gold Ltd *	34,383	11
Evolution Mining Ltd	761,769	3,010
Newcrest Mining Ltd	468,357	10,327
Northern Star Resources Ltd	120,821	1,133
Regis Resources Ltd	372,623	1,351

		20,826

Austria — 0.1%
Agrana Beteiligungs AG	9,646	199
EVN AG	12,019	203
Oberbank AG	287	27
Telekom Austria AG, Cl A *	44,848	310
Verbund AG ‡	3,625	162

		901

Belgium — 0.2%
Colruyt SA	40,360	2,224

Bermuda — 0.2%
Everest Re Group Ltd	11,284	2,327
RenaissanceRe Holdings Ltd	1,276	218

		2,545

Canada — 3.5%
Atco Ltd/Canada, Cl I	24,435	723
B2Gold Corp	569,877	3,230
Barrick Gold Corp	118,600	3,181
BCE Inc	161,380	6,741
Canadian Utilities Ltd, Cl A	26,873	667
Centerra Gold Inc	370,402	4,120
Constellation Software Inc/Canada	1,600	1,801
Dundee Precious Metals Inc	87,500	574
George Weston Ltd	35,921	2,623
Hydro One Ltd	59,100	1,108
Kinross Gold Corp *	433,700	3,121
Kirkland Lake Gold Ltd	32,000	1,313
Loblaw Cos Ltd	1,200	58
Metro Inc/CN, Cl A	35,600	1,464
National Bank of Canada	31,300	1,414
North West Co Inc/The	10,600	231
OceanaGold Corp *	73,997	172
Osisko Gold Royalties Ltd	93,140	927
SSR Mining Inc *	104,537	2,220
Torex Gold Resources Inc *	28,674	450
Yamana Gold Inc	219,865	1,191

		37,329

Denmark — 1.2%
Carlsberg A/S, Cl B	57,052	7,571
Coloplast A/S, Cl B	33,601	5,221

		12,792

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Finland — 0.3%
Kesko Oyj, Cl B	10,644	$183
Orion Oyj, Cl B	72,373	3,494

		3,677

France — 1.4%
BioMerieux	12,404	1,710
Danone SA	53,715	3,726
Eutelsat Communications SA	109,262	1,011
Orange SA	150,719	1,806
Sartorius Stedim Biotech	2,252	572
SEB SA	1,887	313
Veolia Environnement SA	304,352	6,886

		16,024

Germany — 1.5%
Beiersdorf AG	14,671	1,670
Deutsche Telekom AG	560,206	9,474
Knorr-Bremse AG	16,189	1,644
McKesson Europe AG	874	26
Siemens Healthineers AG	50,596	2,435

		15,249

Guernsey — 0.6%
Amdocs Ltd	108,249	6,590

Hong Kong — 1.9%
CK Infrastructure Holdings Ltd	178,000	918
CLP Holdings Ltd, Cl B	853,156	8,354
HK Electric Investments & HK Electric Investments Ltd	1,518,500	1,577
HKT Trust & HKT Ltd	4,350,000	6,390
Langham Hospitality Investments and Langham Hospitality Investments Ltd ‡	425,500	66
Miramar Hotel & Investment	49,000	88
PCCW Ltd	408,000	232
Power Assets Holdings Ltd	83,500	454
Regal Hotels International Holdings Ltd	310,000	122
VTech Holdings Ltd	16,400	99
WH Group Ltd	1,440,000	1,243

		19,543

Ireland — 0.2%
Jazz Pharmaceuticals PLC *	3,612	398
NortonLifeLock Inc	106,696	2,116

		2,514

Israel — 1.6%
Bank Hapoalim BM	539,629	3,224
Bank Leumi Le-Israel BM	1,339,641	6,727
Check Point Software Technologies Ltd *	20,050	2,154
Elbit Systems Ltd	5,957	818
FIBI Holdings Ltd	1,678	41
Isracard Ltd	5	–
Israel Discount Bank Ltd, Cl A	1,058,914	3,226

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	3,215	$179
Shufersal Ltd	18,081	118

		16,487

Italy — 0.8%
A2A SpA	879,574	1,249
DiaSorin SpA	3,458	664
Enel SpA	293,765	2,544
Hera SpA	700,276	2,642
Iren SpA	469,415	1,167
Orsero SpA *	4,971	37

		8,303

Japan — 10.2%
ABC-Mart Inc, Cl H	5,200	305
Advantest Corp	14,800	847
Aeon Co Ltd, Cl H	1,400	33
Aeon Hokkaido Corp	41,700	323
Ahjikan Co Ltd	2,176	15
Araya Industrial Co Ltd	2,600	28
Arcs Co Ltd	6,700	135
Atsugi Co Ltd	11,750	67
Belc Co Ltd	1,700	116
Can Do Co Ltd	4,000	77
Cawachi Ltd	5,400	139
C’BON COSMETICS Co Ltd	1,100	21
Chugai Pharmaceutical Co Ltd	19,500	1,045
Chugoku Electric Power Co Inc/The	49,092	656
Cosmos Pharmaceutical Corp	8,300	1,274
Create Medic Co Ltd	6,200	57
Create SD Holdings Co Ltd	7,000	218
DCM Holdings Co Ltd	44,000	504
DyDo Group Holdings Inc	26,390	1,197
Earth Chemical	3,000	229
FALCO HOLDINGS Co Ltd	2,200	32
Fujitsu Ltd	9,600	1,126
Fujiya Co Ltd	19,300	399
G-7 Holdings Inc, Cl 7	3,034	66
Hitachi Ltd	569	18
Hokkaido Gas Co Ltd	5,200	77
Hokuto Corp	3,600	68
Itochu-Shokuhin Co Ltd	2,003	95
Japan Oil Transportation Co Ltd	2,100	62
Japan Post Bank Co Ltd	49,500	368
Japan Post Holdings Co Ltd	790,200	5,635
Japan Tobacco Inc (A)	160,200	2,975
Kaken Pharmaceutical Co Ltd	800	41
Kakiyasu Honten Co Ltd	6,931	167
Kameda Seika Co Ltd	600	29
Kato Sangyo Co Ltd	29,100	950
KDDI Corp	330,800	9,927
King Jim Co Ltd	13,600	110

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kohnan Shoji Co Ltd	22,146	$697
Kyokuyo Co Ltd	5,100	129
KYORIN Holdings Inc	104,700	2,146
Kyushu Electric Power Co Inc	36,500	306
Lasertec Corp	3,700	353
Life Corp	8,700	280
Lion Corp	42,900	1,031
Marubeni Corp	36,900	167
McDonald’s Holdings Co Japan Ltd	3,300	178
Medipal Holdings Corp	99,700	1,922
Mitsubishi Shokuhin Co Ltd	3,900	99
Miyoshi Oil & Fat Co Ltd	16,300	174
Mizuho Financial Group Inc	5,638,400	6,915
Mochida Pharmaceutical Co Ltd	6,100	227
Mori Trust Sogo Reit Inc ‡	92	114
Morozoff Ltd	1,100	59
MS&AD Insurance Group Holdings Inc	42,200	1,158
Musashi Co Ltd	2,400	44
Natori Co Ltd	500	8
Nihon Chouzai Co Ltd	3,500	52
Nintendo Co Ltd	3,400	1,521
Nippon BS Broadcasting Corp	1,700	17
Nippon Flour Mills Co Ltd	76,534	1,149
Nippon Kanzai Co Ltd	10,306	189
Nippon Telegraph & Telephone Corp	397,200	9,264
Nisshin Oillio Group Ltd/The	21,352	668
Nissui Pharmaceutical Co Ltd	1,600	17
NJS Co Ltd	2,600	42
NTT DOCOMO Inc	337,100	8,979
Okinawa Cellular Telephone Co	800	31
Okinawa Electric Power Co Inc/The	69,417	1,155
Oracle Corp Japan	37,600	4,467
OUG Holdings Inc	3,000	75
San Holdings Inc	3,800	43
San-A Co Ltd, Cl A	4,400	168
Secom Co Ltd	8,100	709
Seven & i Holdings Co Ltd	15,000	490
SG Holdings Co Ltd	14,600	477
Shofu Inc	4,700	66
Showa Sangyo Co Ltd	7,800	239
SKY Perfect JSAT Holdings Inc	20,400	76
Softbank Corp	1,252,900	15,977
Starts Proceed Investment Corp, Cl A ‡	201	384
Step Co Ltd	4,400	62
Sugi Holdings Co Ltd	22,400	1,517
Sundrug Co Ltd	63,100	2,092
Toho Holdings Co Ltd	53,700	1,005
Tohoku Electric Power Co Inc	76,700	730
Tokyo Electric Power Co Holdings Inc *	545,400	1,677
Tokyo Theatres Co Inc ‡	2,100	24
Toyo Suisan Kaisha Ltd	8,800	493
Tsukada Global Holdings Inc	7,400	20

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tsuruha Holdings Inc	27,500	$3,790
Unicafe Inc	6,400	58
United Super Markets Holdings Inc	16,700	176
Valor Holdings Co Ltd	1,400	27
Vital KSK Holdings Inc	59,400	570
Welcia Holdings Co Ltd	35,000	2,820
Wowow Inc	724	16
Yamatane Corp	2,200	24
Yamazaki Baking Co Ltd	7,300	126
Yaoko Co Ltd	400	29
Yashima Denki Co Ltd	713	6

		106,955

Netherlands — 1.3%
Adyen NV *	1,029	1,504
Koninklijke Ahold Delhaize NV	426,324	11,665

		13,169

New Zealand — 1.0%
a2 Milk Co Ltd *	51,996	678
Argosy Property Ltd ‡	136,494	103
Arvida Group Ltd	42,943	40
Contact Energy Ltd	746,893	3,038
EBOS Group Ltd	8,368	117
Fisher & Paykel Healthcare Corp Ltd	103,208	2,358
Goodman Property Trust ‡	168,769	220
Kiwi Property Group Ltd ‡	300,656	204
Mercury NZ Ltd	155,793	473
Property for Industry Ltd ‡	69,415	105
Sanford Ltd/NZ	10,470	42
Spark New Zealand Ltd	754,486	2,227
Stride Property Group ‡	46,042	53
Trustpower Ltd	30,153	136
Vector Ltd	94,500	220
Warehouse Group Ltd/The	38,887	52

		10,066

Norway — 1.3%
Olav Thon Eiendomsselskap ASA ‡	1,713	25
Orkla ASA	1,274,083	11,169
Telenor ASA	202,726	2,950

		14,144

Portugal — 0.1%
Jeronimo Martins SGPS SA	14,567	255
REN - Redes Energeticas Nacionais SGPS SA	426,813	1,167

		1,422

Singapore — 0.2%
Fraser and Neave Ltd	20,400	20
Sheng Siong Group Ltd	719,274	855
Singapore Exchange Ltd	193,600	1,163
SPH REIT ‡	107,903	68

		2,106

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Spain — 0.2%
Iberdrola SA	177,583	$2,064

Sweden — 1.8%
Axfood AB	295,834	6,472
ICA Gruppen AB *	259,474	12,331

		18,803

Switzerland — 4.8%
AEVIS VICTORIA SA	1,870	24
Allreal Holding AG, Cl A ‡	17,384	3,460
Barry Callebaut AG	977	1,870
BKW AG	11,715	1,056
Chocoladefabriken Lindt & Spruengli AG	435	3,591
EMS-Chemie Holding AG	2,028	1,576
Intershop Holding AG ‡	178	107
Nestle SA	68,221	7,565
Novartis AG	102,623	8,983
Orior AG	1,804	149
Plazza AG ‡	133	39
PSP Swiss Property AG ‡	18,276	2,070
Roche Holding AG	29,133	10,146
Sonova Holding AG *	321	64
Swiss Prime Site AG ‡	519	48
Swisscom AG	18,237	9,579
TX Group AG	491	36
Varia US Properties AG ‡	560	23
Vifor Pharma AG	1,577	239
Zug Estates Holding AG, Cl B ‡	3	6

		50,631

United Kingdom — 2.5%
Britvic PLC	393,768	3,761
Diageo PLC	187,565	6,223
Empiric Student Property PLC ‡	35,647	26
J Sainsbury PLC	1,453,356	3,743
National Grid PLC	47,891	587
Reckitt Benckiser Group PLC	704	65
Severn Trent PLC	2,065	63
Tate & Lyle PLC	167,707	1,386
Tesco PLC	732,165	2,066
Unilever PLC	62,874	3,383
Wm Morrison Supermarkets PLC	2,062,858	4,879

		26,182

United States — 58.2%

Communication Services — 6.0%
Activision Blizzard Inc	42,770	3,246
Alphabet Inc, Cl A *	1,082	1,534
Alphabet Inc, Cl C *	1,155	1,633
AT&T Inc	338,705	10,239
ATN International Inc	5,459	331
Comcast Corp, Cl A	210,633	8,210
Discovery Inc, Cl C *	72,398	1,394

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Electronic Arts Inc *	16,680	$2,203
Facebook Inc, Cl A*	10,795	2,451
Fox Corp	41,902	1,125
Interpublic Group of Cos Inc/The	55,585	954
John Wiley & Sons Inc, Cl A	21,827	851
Liberty Media Corp-Liberty Braves *	12,900	255
Liberty Media Corp-Liberty SiriusXM *	6,544	225
Marcus Corp/The	24,058	319
News Corp, Cl A	258,259	3,063
Omnicom Group Inc	48,405	2,643
Reading International Inc, Cl A *	9,570	41
Scholastic Corp, Cl B	53,176	1,592
Take-Two Interactive Software Inc, Cl A *	19,440	2,713
Telephone and Data Systems Inc	73,980	1,471
T-Mobile US Inc *	32,852	3,422
Verizon Communications Inc	230,322	12,698

		62,613

Consumer Discretionary — 3.6%
Acushnet Holdings Corp	40,345	1,404
American Public Education Inc *	2,618	77
America’s Car-Mart Inc/TX *	625	55
Columbia Sportswear Co	39,493	3,182
Dollar General Corp	38,302	7,297
Dollar Tree Inc *	38,932	3,608
Domino’s Pizza Inc	8,848	3,269
eBay Inc	64,730	3,395
Genuine Parts Co	38,308	3,331
Graham Holdings Co, Cl B	3,224	1,105
Haverty Furniture Cos Inc	13,079	209
Johnson Outdoors Inc, Cl A	2,547	232
Lowe’s Cos Inc	7,476	1,010
Lululemon Athletica Inc *	6,890	2,150
Perdoceo Education Corp *	19,272	307
Service Corp International/US	39,441	1,534
Target Corp, Cl A	47,304	5,673

		37,838

Consumer Staples — 11.9%
Archer-Daniels-Midland Co	29,351	1,171
Campbell Soup Co	68,416	3,395
Casey’s General Stores Inc	21,736	3,250
Central Garden & Pet Co, Cl A *	5,681	192
Church & Dwight Co Inc	50,354	3,892
Clorox Co/The	53,703	11,781
Coca-Cola Co/The	189,052	8,447
Colgate-Palmolive Co	150,909	11,056
Costco Wholesale Corp	34,807	10,554
General Mills Inc	31,212	1,924
Hershey Co/The	13,773	1,785
Hormel Foods Corp	57,138	2,758
Ingles Markets Inc, Cl A	750	32
Inter Parfums Inc	2,427	117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
J & J Snack Foods Corp	15,300	$1,945
J M Smucker Co/The	15,802	1,672
John B Sanfilippo & Son Inc	10,031	856
Kimberly-Clark Corp	55,762	7,882
Kroger Co/The	313,050	10,597
Lancaster Colony Corp	21,609	3,349
Oil-Dri Corp of America	877	30
PepsiCo Inc	54,023	7,145
Procter & Gamble Co/The	71,636	8,565
Sprouts Farmers Market Inc *	41,051	1,050
USANA Health Sciences Inc *	34,304	2,519
Walgreens Boots Alliance Inc	171,549	7,272
Walmart Inc	78,923	9,453
WD-40 Co	9,756	1,935
Weis Markets Inc	2,381	119

		124,743

Financials — 4.6%
1st Source Corp	2,629	94
American Business Bank *	1,245	31
American Financial Group Inc/OH	19,079	1,211
Associated Banc-Corp	43,921	601
BancFirst Corp	2,033	82
Bank of America Corp	125,141	2,972
Bank of Hawaii Corp	7,255	446
BankFinancial Corp	10,739	90
Bankwell Financial Group Inc	905	14
Banner Corp	12,595	479
Berkshire Hathaway Inc, Cl B *	5,346	954
BlackRock TCP Capital Corp	146,081	1,335
Boston Private Financial Holdings Inc	6,408	44
Bridge Bancorp Inc	4,420	101
Brookline Bancorp Inc, Cl A	23,826	240
Bryn Mawr Bank Corp	1,455	40
Camden National Corp	4,215	146
Capital City Bank Group Inc	1,376	29
Capitol Federal Financial Inc	20,637	227
Carter Bank & Trust	2,566	21
Cathay General Bancorp	11,229	295
Cboe Global Markets Inc	32,598	3,041
CBTX Inc	7,884	166
Central Pacific Financial Corp	47,503	761
Columbia Financial Inc *	32,634	455
Commerce Bancshares Inc/MO	22,837	1,358
ConnectOne Bancorp Inc	4,534	73
CVB Financial Corp	2,852	53
Dime Community Bancshares Inc	18,860	259
Employers Holdings Inc	7,004	211
Erie Indemnity Co, Cl A	4,188	804
ESSA Bancorp Inc	1,559	22
Farmers National Banc Corp	6,864	81
Fidus Investment Corp	10,855	98

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Financial Institutions Inc	2,504	$47
First Bancorp/Southern Pines NC	8,666	217
First Busey Corp	4,148	77
First Choice Bancorp	1,104	18
First Commonwealth Financial Corp	34,794	288
First Hawaiian Inc	15,552	268
First Interstate BancSystem Inc, Cl A	5,748	178
First Northwest Bancorp	5,208	65
Flagstar Bancorp Inc	28,707	845
Fulton Financial Corp	15,896	167
Globe Life Inc	83,204	6,176
Great Southern Bancorp Inc	2,430	98
HarborOne Bancorp Inc *	51,049	436
HBT Financial Inc	1,681	22
Heartland Financial USA Inc	2,528	85
Hilltop Holdings Inc	23,836	440
HomeStreet Inc	2,093	51
HomeTrust Bancshares Inc	9,115	146
Horizon Bancorp Inc/IN	2,948	31
Independent Bank Corp/MI	23,654	351
Investors Bancorp Inc	9,252	79
JPMorgan Chase & Co	31,154	2,930
Kearny Financial Corp/MD	96,044	786
Lakeland Bancorp Inc	16,786	192
Lakeland Financial Corp	7,663	357
Lincoln National Corp	23,068	849
Macatawa Bank Corp	8,235	64
Mercantile Bank Corp	1,203	27
Meridian Bancorp Inc	32,046	372
National Bank Holdings Corp, Cl A	7,131	193
National Western Life Group Inc, Cl A	1,518	308
NBT Bancorp Inc	3,677	113
Northfield Bancorp Inc	5,733	66
Northwest Bancshares Inc	162,594	1,662
OceanFirst Financial Corp	1,574	28
PCB Bancorp	4,263	44
PCSB Financial Corp	1,533	19
PennantPark Floating Rate Capital Ltd	583	5
Peoples Bancorp Inc/OH	5,132	109
Preferred Bank/Los Angeles CA	5,434	233
Premier Financial Corp	7,482	132
Progressive Corp/The	7,236	580
Provident Financial Services Inc	47,192	682
Radian Group Inc	30,470	473
Reinsurance Group of America Inc, Cl A	25,854	2,028
Sierra Bancorp	2,169	41
Sixth Street Specialty Lending Inc	14,951	247
Solar Capital Ltd	10,261	164
Solar Senior Capital Ltd	2,527	32
Southside Bancshares Inc	1,230	34
Stock Yards Bancorp Inc	7,803	314
Territorial Bancorp Inc	3,073	73

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Towne Bank/Portsmouth VA	2,993	$56
Tradeweb Markets Inc, Cl A	5,639	328
TriCo Bancshares	8,446	257
TriState Capital Holdings Inc *	2,726	43
TrustCo Bank Corp NY	33,125	210
Trustmark Corp	36,740	901
UMB Financial Corp	7,096	366
United Community Banks Inc/GA	18,320	369
Univest Financial Corp	7,915	128
US Bancorp	135,984	5,007
Voya Financial Inc	21,662	1,011
Washington Federal Inc	69,584	1,868
Washington Trust Bancorp Inc	1,200	39
Waterstone Financial Inc	33,141	491
Westamerica BanCorp	3,138	180
Zions Bancorp NA	27,253	927

		52,257

Health Care — 15.9%
AbbVie Inc	30,797	3,024
Alkermes PLC *	4,362	85
Amgen Inc, Cl A	27,578	6,505
Anika Therapeutics Inc *	1,403	53
Anthem Inc	17,139	4,507
Becton Dickinson and Co	7,000	1,675
Biogen Inc *	27,489	7,355
BioMarin Pharmaceutical Inc *	2,950	364
Bio-Rad Laboratories Inc, Cl A *	9,644	4,354
Bristol-Myers Squibb Co	21,465	1,262
Bruker Corp	1,526	62
Cerner Corp	84,792	5,812
Chemed Corp	22,030	9,937
Computer Programs and Systems Inc	16,097	367
CONMED Corp	7,333	528
CVS Health Corp	34,721	2,256
Danaher Corp, Cl A	32,446	5,737
DaVita Inc *	15,931	1,261
Eagle Pharmaceuticals Inc/DE *	3,323	159
Enanta Pharmaceuticals Inc *	2,424	122
Encompass Health Corp	111,789	6,923
Gilead Sciences Inc	103,724	7,981
Hanger Inc *	12,743	211
HCA Healthcare Inc	27,464	2,666
Henry Schein Inc *	26,771	1,563
Hill-Rom Holdings Inc	11,182	1,228
Hologic Inc *	31,393	1,789
Humana Inc	17,034	6,605
IDEXX Laboratories Inc *	3,992	1,318
Johnson & Johnson	79,844	11,228
Luminex Corp	19,677	640
Masimo Corp *	20,995	4,787
Medtronic PLC	77,201	7,079

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merck & Co Inc	70,841	$5,478
Mettler-Toledo International Inc *	2,748	2,214
National HealthCare Corp	13,824	877
NextGen Healthcare Inc *	4,798	53
NuVasive Inc *	2,134	119
Orthofix Medical Inc *	23,077	738
PerkinElmer Inc	1,951	191
Pfizer Inc	264,167	8,638
Phibro Animal Health Corp, Cl A	15,377	404
Prestige Consumer Healthcare Inc, Cl A *	53,543	2,011
Quest Diagnostics Inc	41,572	4,738
Regeneron Pharmaceuticals Inc *	8,632	5,383
Select Medical Holdings Corp *	23,567	347
STERIS PLC	21,775	3,341
United Therapeutics Corp *	41,696	5,045
Universal Health Services Inc, Cl B	64,722	6,012
Varian Medical Systems Inc *	18,756	2,298
Vertex Pharmaceuticals Inc *	15,228	4,421
Waters Corp *	3,663	661
West Pharmaceutical Services Inc	19,543	4,440

		166,852

Industrials — 3.1%
Brady Corp, Cl A	40,324	1,888
CH Robinson Worldwide Inc	35,883	2,837
Cintas Corp	1,673	446
Comfort Systems USA Inc	1,183	48
EMCOR Group Inc	8,242	545
Ennis Inc	25,079	455
Expeditors International of Washington Inc	38,294	2,912
Herman Miller Inc	31,866	752
HNI Corp	3,390	104
Lockheed Martin Corp	8,086	2,951
McGrath RentCorp	7,164	387
MSA Safety Inc	2,298	263
Northrop Grumman Corp	9,110	2,801
Republic Services Inc	55,276	4,535
Robert Half International Inc	32,983	1,742
Rollins Inc	38,661	1,639
Steelcase Inc, Cl A	29,982	362
TrueBlue Inc *	21,354	326
United Parcel Service Inc, Cl B	29,805	3,314
Waste Connections Inc	10,620	996
Waste Management Inc	32,883	3,483

		32,786

Information Technology — 8.6%
ADTRAN Inc	28,376	310
Advanced Micro Devices Inc *	13,271	698
Agilysys Inc *	5,251	94
Akamai Technologies Inc *	2,509	269
Apple Inc	8,409	3,068
Benchmark Electronics Inc	4,526	98

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Booz Allen Hamilton Holding Corp, Cl A	14,006	$1,090
CACI International Inc, Cl A *	13,693	2,970
Calix Inc *	37,559	560
Ciena Corp *	48,240	2,613
Cisco Systems Inc	205,947	9,605
Citrix Systems Inc	74,392	11,003
CommVault Systems Inc *	24,322	941
Cornerstone OnDemand Inc *	2,235	86
CSG Systems International Inc	20,554	851
Daktronics Inc	10,459	45
DocuSign Inc, Cl A *	14,121	2,432
Dropbox Inc, Cl A *	7,560	165
EchoStar Corp, Cl A *	21,326	596
F5 Networks Inc, Cl A *	36,839	5,138
Genpact Ltd	35,754	1,306
Insight Enterprises Inc *	2,844	140
Intuit Inc	10,439	3,092
J2 Global Inc *	13,002	822
Juniper Networks Inc	229,848	5,254
ManTech International Corp/VA, Cl A	3,749	257
MAXIMUS Inc	19,738	1,391
Microsoft Corp	53,888	10,967
MicroStrategy Inc, Cl A *	5,075	600
Model N Inc *	3,626	126
Motorola Solutions Inc	17,815	2,496
NetScout Systems Inc *	28,140	719
Nuance Communications Inc *	22,000	557
Oracle Corp, Cl B	114,982	6,355
Palo Alto Networks Inc *	9,475	2,176
Paychex Inc	3,770	286
Progress Software Corp	36,427	1,412
QAD Inc, Cl A	4,823	199
Ribbon Communications Inc *	6,144	24
ScanSource Inc *	3,266	79
SPS Commerce Inc *	5,695	428
SS&C Technologies Holdings Inc	7,846	443
Sykes Enterprises Inc *	28,022	775
Synopsys Inc *	4,871	950
Teradyne Inc	39,202	3,313
Viavi Solutions Inc *	69,574	886
Zoom Video Communications Inc, Cl A *	11,146	2,826

		90,511

Materials — 2.1%
Coeur Mining Inc *	36,237	184
Kaiser Aluminum Corp	14,801	1,090
Materion Corp	41,209	2,534
Newmont Corp	125,139	7,726
Reliance Steel & Aluminum Co	57,596	5,468
Royal Gold Inc, Cl A	37,863	4,707
Silgan Holdings Inc	8,654	280

		21,989

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 0.0%
CTO Realty Growth Inc ‡	905	$36

Utilities — 2.2%
Alliant Energy Corp	68,107	3,258
American Electric Power Co Inc	32,389	2,579
Avista Corp	34,613	1,260
Consolidated Edison Inc	37,878	2,725
Hawaiian Electric Industries Inc	143,007	5,157
IDACORP Inc, Cl A	1,204	105
MDU Resources Group Inc	91,634	2,032
NextEra Energy Inc	13,790	3,312
NorthWestern Corp	17,028	928
Otter Tail Corp	1,428	55
Southern Co/The	7,900	410
Unitil Corp	4,545	204
Xcel Energy Inc	15,056	941

		22,966

		612,591

Total Common Stock (Cost $965,086) ($ Thousands)		1,023,137

PREFERRED STOCK — 0.1%

Germany — 0.1%
Henkel AG & Co KGaA (B)	9,678	902

Total Preferred Stock (Cost $813) ($ Thousands)		902

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
T-Mobile US Inc, Expires 07/30/2020 *	32,852	6

Total Rights (Cost $—) ($ Thousands)		6

	Shares

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P.
0.190% **†(C)	3,437,063	3,439

Total Affiliated Partnership (Cost $3,439) ($ Thousands)		3,439

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	17,907,330	$17,907

Total Cash Equivalent (Cost $17,907) ($ Thousands)		17,907

Total Investments in Securities — 99.4% (Cost $987,245) ($ Thousands)		$1,045,391

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	48	Sep-2020	$1,727	$1,738	$7
FTSE 100 Index	11	Sep-2020	836	836	2
Hang Seng Index	1	Aug-2020	157	156	–
S&P 500 Index E-MINI	56	Sep-2020	8,601	8,653	51
SPI 200 Index	4	Sep-2020	395	406	9
TOPIX Index	10	Sep-2020	1,456	1,445	(4)

			$13,172	$13,234	$65

A list of the open forward foreign currency contracts held by the Fund at June 30, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/24/20	USD	33	SGD	45	$—
Brown Brothers Harriman	07/24/20	USD	88	DKK	582	—
Brown Brothers Harriman	07/24/20	USD	130	DKK	856	—
Brown Brothers Harriman	07/24/20	USD	155	NZD	241	1
Brown Brothers Harriman	07/24/20	USD	69	NZD	106	(1)
Brown Brothers Harriman	07/24/20	USD	134	NOK	1,301	1
Brown Brothers Harriman	07/24/20	USD	100	NOK	944	(2)
Brown Brothers Harriman	07/24/20	USD	271	HKD	2,104	—
Brown Brothers Harriman	07/24/20	USD	201	AUD	293	1
Brown Brothers Harriman	07/24/20	USD	97	AUD	139	(1)
Brown Brothers Harriman	07/24/20	USD	334	CAD	457	1
Brown Brothers Harriman	07/24/20	USD	49	CAD	66	—
Brown Brothers Harriman	07/24/20	USD	188	SEK	1,758	1
Brown Brothers Harriman	07/24/20	USD	246	SEK	2,282	(1)
Brown Brothers Harriman	07/24/20	USD	67	GBP	55	1
Brown Brothers Harriman	07/24/20	USD	388	GBP	312	(3)
Brown Brothers Harriman	07/24/20	USD	784	CHF	743	1
Brown Brothers Harriman	07/24/20	USD	103	CHF	97	—
Brown Brothers Harriman	07/24/20	USD	579	EUR	516	1
Brown Brothers Harriman	07/24/20	USD	836	EUR	741	(4)
Brown Brothers Harriman	07/24/20	SGD	1,573	USD	1,129	1
Brown Brothers Harriman	07/24/20	NZD	8,913	USD	5,775	38
Brown Brothers Harriman	07/24/20	NZD	285	USD	183	—
Brown Brothers Harriman	07/24/20	AUD	12,366	USD	8,524	11
Brown Brothers Harriman	07/24/20	AUD	196	USD	134	(1)
Brown Brothers Harriman	07/24/20	GBP	12,726	USD	15,840	116
Brown Brothers Harriman	07/24/20	GBP	144	USD	178	(1)
Brown Brothers Harriman	07/24/20	CAD	19,311	USD	14,246	65
Brown Brothers Harriman	07/24/20	CAD	364	USD	266	(1)
Brown Brothers Harriman	07/24/20	CHF	26,116	USD	27,553	(35)
Brown Brothers Harriman	07/24/20	EUR	34,064	USD	38,336	61
Brown Brothers Harriman	07/24/20	EUR	674	USD	756	(1)
Brown Brothers Harriman	07/24/20	DKK	38,406	USD	5,797	6
Brown Brothers Harriman	07/24/20	DKK	749	USD	113	—
Brown Brothers Harriman	07/24/20	NOK	70,923	USD	7,367	13
Brown Brothers Harriman	07/24/20	NOK	1,526	USD	157	(1)

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/24/20	HKD	75,652	USD	9,759	$(2)
Brown Brothers Harriman	07/24/20	SEK	347	USD	37	—
Brown Brothers Harriman	07/24/20	SEK	91,203	USD	9,714	(81)
Brown Brothers Harriman	07/27/20	USD	1,426	JPY	152,577	(11)
Brown Brothers Harriman	07/27/20	JPY	5,950,705	USD	55,685	502
Brown Brothers Harriman	07/27/20	JPY	57,407	USD	532	—

						$675

Percentages are based on Net Assets of $1,052,138 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $2,973 ($ Thousands).

(B)	There is currently no rate available.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $3,439 ($ Thousands).

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

Ltd. — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX - Tokyo Price Index

USD — U.S. Dollar

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,021,778	1,359	–	1,023,137
Preferred Stock	902	–	–	902
Rights	6	–	–	6
Affiliated Partnership	–	3,439	–	3,439
Cash Equivalent	17,907	–	–	17,907

Total Investments in Securities	1,040,593	4,798	–	1,045,391

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	69	–	–	69
Unrealized Depreciation	(4)	–	–	(4)
Forwards Contracts*
Unrealized Appreciation	–	820	–	820
Unrealized Depreciation	–	(145)	–	(145)

Total Other Financial Instruments	65	675	–	740

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Global Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/20	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$52,199	$(48,763)	$3	$—	$3,439	3,437,063	$ 51	$—
SEI Daily Income Trust, Government Fund, Cl F	15,286	151,060	(148,439)	—	—	17,907	17,907,330	109	—

Totals	$ 15,286	$203,259	$(197,202)	$3	$—	$21,346		$ 160	$—

Amounts designated as “—” are $0 or have been rounded to $0.

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.7%

Communication Services — 6.5%
Activision Blizzard Inc	40,408	$3,067
Alphabet Inc, Cl A *	520	737
AT&T Inc	358,370	10,834
Comcast Corp, Cl A	79,000	3,079
Fox Corp	97,929	2,627
John Wiley & Sons Inc, Cl A	65,382	2,550
Madison Square Garden Entertainment Corp *	15,036	1,128
Madison Square Garden Sports Corp *	6,337	931
New York Times Co/The, Cl A	71,841	3,019
NTT DOCOMO Inc ADR	130,100	3,463
SK Telecom Co Ltd ADR	129,800	2,508
Take-Two Interactive Software Inc, Cl A *	14,286	1,994
TELUS Corp	231,200	3,865
Verizon Communications Inc	353,731	19,501

		59,303

Consumer Discretionary — 5.5%
Amazon.com Inc, Cl A *	418	1,153
AutoZone Inc *	10,000	11,281
Darden Restaurants Inc	14,608	1,107
Dick’s Sporting Goods Inc	34,895	1,440
Dollar General Corp	8,848	1,685
Dollar Tree Inc *	18,438	1,709
Dunkin’ Brands Group Inc	9,462	617
eBay Inc	108,850	5,709
frontdoor Inc *	52,423	2,324
Graham Holdings Co, Cl B	4,037	1,383
Honda Motor Co Ltd ADR	13,841	354
McDonald’s Corp	26,822	4,948
Ollie’s Bargain Outlet Holdings Inc *	28,784	2,811
Target Corp, Cl A	68,000	8,156
Toyota Motor Corp ADR	38,500	4,837
Ulta Beauty Inc *	6,158	1,252

		50,766

Consumer Staples — 14.4%
Altria Group Inc	145,146	5,697
Bunge Ltd	7,966	328
Church & Dwight Co Inc	67,706	5,234
Clorox Co/The	23,930	5,250
Coca-Cola Co/The	74,272	3,319
Coca-Cola European Partners PLC	49,400	1,865
Colgate-Palmolive Co	48,828	3,577
Costco Wholesale Corp	21,849	6,625
General Mills Inc	106,790	6,584
Hershey Co/The	40,522	5,252
J M Smucker Co/The	67,874	7,182
Kellogg Co	29,730	1,964
Kimberly-Clark Corp	20,683	2,924
Kraft Heinz Co/The	129,800	4,139
Kroger Co/The	192,506	6,516

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lamb Weston Holdings Inc	28,333	$1,811
McCormick & Co Inc/MD	40,825	7,324
Metro Inc/CN, Cl A	58,400	2,401
PepsiCo Inc	63,903	8,452
Philip Morris International Inc	35,086	2,458
Procter & Gamble Co/The	14,191	1,697
Sanderson Farms Inc	28,200	3,268
Sysco Corp, Cl A	4,563	249
Tyson Foods Inc, Cl A	183,000	10,927
Walmart Inc	225,208	26,975

		132,018

Energy — 0.2%
Williams Cos Inc/The	120,055	2,283

Financials — 11.6%
Aflac Inc	112,800	4,064
Allstate Corp/The	65,446	6,348
American Financial Group Inc/OH	41,500	2,634
Assurant Inc	10,566	1,091
Assured Guaranty Ltd	34,028	831
Axis Capital Holdings Ltd	50,100	2,032
Bank of America Corp	71,525	1,699
Bank of Hawaii Corp	21,066	1,294
Berkshire Hathaway Inc, Cl B *	64,800	11,567
Cboe Global Markets Inc	55,379	5,166
Chubb Ltd	12,399	1,570
CME Group Inc	28,838	4,687
Cullen/Frost Bankers Inc	2,238	167
Everest Re Group Ltd	39,096	8,062
Hanover Insurance Group Inc/The, Cl A	31,901	3,232
JPMorgan Chase & Co	30,601	2,878
LPL Financial Holdings Inc	11,409	894
MarketAxess Holdings Inc	5,642	2,826
MGIC Investment Corp	164,766	1,349
Morningstar Inc, Cl A	21,864	3,082
National Bank of Canada	54,700	2,471
Progressive Corp/The	115,800	9,277
Reinsurance Group of America Inc, Cl A	9,329	732
RenaissanceRe Holdings Ltd	69,181	11,832
TFS Financial Corp	158,392	2,267
Travelers Cos Inc/The	83,472	9,520
US Bancorp	29,411	1,083
Virtu Financial Inc, Cl A	56,564	1,335
White Mountains Insurance Group Ltd	2,965	2,633

		106,623

Health Care — 18.7%
AbbVie Inc	53,300	5,233
ABIOMED Inc *	10,381	2,508
Alexion Pharmaceuticals Inc *	22,558	2,532
AmerisourceBergen Corp, Cl A	14,727	1,484
Amgen Inc, Cl A	16,800	3,963

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Anthem Inc	44,047	$11,584
AstraZeneca PLC ADR	93,200	4,929
Baxter International Inc	42,324	3,644
Biogen Inc *	3,955	1,058
Bio-Rad Laboratories Inc, Cl A *	3,640	1,643
Bristol-Myers Squibb Co	91,300	5,368
Chemed Corp	1,680	758
Covetrus Inc *	178,157	3,187
CVS Health Corp	31,417	2,041
Eli Lilly and Co	95,629	15,700
Gilead Sciences Inc	23,866	1,836
Hill-Rom Holdings Inc	7,580	832
Humana Inc	30,752	11,924
Johnson & Johnson	169,533	23,841
McKesson Corp	8,957	1,374
Merck & Co Inc	247,609	19,148
Mettler-Toledo International Inc *	3,186	2,567
Pfizer Inc	602,928	19,716
Premier Inc, Cl A *	76,979	2,639
Quest Diagnostics Inc	50,752	5,784
Regeneron Pharmaceuticals Inc *	4,100	2,557
UnitedHealth Group Inc	35,650	10,515
Zoetis Inc, Cl A	18,364	2,517

		170,882

Industrials — 9.5%
Allison Transmission Holdings Inc	56,275	2,070
Carrier Global Corp	50,700	1,126
CH Robinson Worldwide Inc	33,696	2,664
Cummins Inc	23,200	4,019
EMCOR Group Inc	13,365	884
General Dynamics Corp	30,100	4,499
Huntington Ingalls Industries Inc, Cl A	17,300	3,019
L3Harris Technologies Inc	26,704	4,531
Landstar System Inc	11,414	1,282
Lockheed Martin Corp	23,421	8,547
Northrop Grumman Corp	40,237	12,370
Quanta Services Inc	37,697	1,479
Raytheon Technologies Corp	196,281	12,095
Republic Services Inc	146,100	11,988
Schneider National Inc, Cl B	140,087	3,456
Waste Management Inc	124,467	13,182

		87,211

Information Technology — 17.8%
Amdocs Ltd	227,100	13,826
Apple Inc	75,762	27,638
Atlassian Corp PLC, Cl A *	15,315	2,761
Automatic Data Processing Inc	14,065	2,094
Ciena Corp *	66,604	3,607
Cisco Systems Inc	306,400	14,290
Citrix Systems Inc	58,471	8,648
CSG Systems International Inc	37,600	1,556

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DocuSign Inc, Cl A *	18,481	$3,183
F5 Networks Inc, Cl A *	26,687	3,722
Intel Corp	307,300	18,386
Jack Henry & Associates Inc	10,939	2,013
Marvell Technology Group Ltd	26,348	924
Microsoft Corp	85,745	17,450
Motorola Solutions Inc	88,236	12,365
NetApp Inc	55,421	2,459
NortonLifeLock Inc	173,514	3,441
Oracle Corp, Cl B	176,000	9,728
Qorvo Inc *	31,332	3,463
Synopsys Inc *	41,600	8,112
Tech Data Corp *	22,200	3,219

		162,885

Materials — 3.0%
AptarGroup Inc	6,262	701
Avery Dennison Corp	31,600	3,605
Axalta Coating Systems Ltd *	79,039	1,782
Corteva Inc	101,921	2,731
Newmont Corp	45,279	2,796
Royal Gold Inc, Cl A	17,767	2,209
Sealed Air Corp	136,300	4,477
Silgan Holdings Inc	110,800	3,589
Sonoco Products Co	98,300	5,140

		27,030

Real Estate — 0.8%
Equity LifeStyle Properties Inc ‡	29,390	1,836
Medical Properties Trust Inc ‡	197,100	3,706
SBA Communications Corp, Cl A ‡	5,039	1,501

		7,043

Utilities — 10.7%
Ameren Corp	74,283	5,226
American Electric Power Co Inc	81,032	6,453
Consolidated Edison Inc	132,995	9,566
Dominion Energy Inc	9,180	745
DTE Energy Co	38,099	4,096
Duke Energy Corp	41,536	3,318
Entergy Corp	119,200	11,182
Eversource Energy	85,584	7,127
Exelon Corp	227,300	8,249
FirstEnergy Corp	87,500	3,393
National Fuel Gas Co	49,959	2,095
NextEra Energy Inc	34,977	8,401
Pinnacle West Capital Corp	48,930	3,586
Portland General Electric Co	73,374	3,068
Public Service Enterprise Group Inc	183,544	9,023
Southern Co/The	95,191	4,936

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WEC Energy Group Inc	80,403	$7,047

		97,511

Total Common Stock (Cost $572,620) ($ Thousands)		903,555

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.190% **†(A)	268	–

Total Affiliated Partnership (Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	11,538,515	$11,539

Total Cash Equivalent (Cost $11,539) ($ Thousands)		11,539

Total Investments in Securities — 100.0% (Cost $584,159) ($ Thousands)		$915,094

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	20	Sep-2020	$3,033	$3,090	$57

Percentages are based on Net Assets of $915,192 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $338 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	903,555	–	–	903,555
Affiliated Partnership	–	–	–	–
Cash Equivalent	11,539	–	–	11,539

Total Investments in Securities	915,094	–	–	915,094

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	57	–	–	57

Total Other Financial Instruments	57	–	–	57

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 3,411	$ (3,411)	$—	$—	$ —	268	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	18,322	146,431	(153,214)	—	—	11,539	11,538,515	161	—

Totals	$18,322	$149,842	$(156,625)	$—	$—	$11,539		$161	$—

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Australia — 7.4%
Abacus Property Group ‡	87,074	$162
AGL Energy Ltd	369,780	4,369
ASX Ltd	16,433	969
Aurizon Holdings Ltd	394,138	1,342
AusNet Services	1,012,200	1,170
Bendigo and Adelaide Bank (A)	155,198	755
Brickworks Ltd	10,961	120
Chorus Ltd	31,346	150
Coca-Cola Amatil Ltd	173,235	1,042
Cochlear Ltd	761	100
Coles Group Ltd	62,857	749
CSL Ltd	5,661	1,128
Fortescue Metals Group Ltd	71,223	686
Harvey Norman Holdings Ltd	677,183	1,665
Inghams Group Ltd	447,288	988
IVE Group Ltd	410,803	231
Medibank Pvt Ltd	387,735	800
Mirvac Group ‡	502,221	752
Newcrest Mining Ltd	43,068	950
Orica Ltd	19,608	227
Qantas Airways Ltd	88,171	233
REA Group Ltd	8,670	648
Rio Tinto Ltd	6,665	452
Sonic Healthcare Ltd	29,251	617
Telstra Corp Ltd, Cl B	1,307,872	2,834
Treasury Wine Estates Ltd	11,727	85
Wesfarmers Ltd	59,728	1,858
Woolworths Group Ltd	50,766	1,307

		26,389

Austria — 0.9%
CA Immobilien Anlagen AG	4,737	158
Erste Group Bank AG *	15,504	367
EVN AG	6,728	113
Oesterreichische Post AG (A)	28,158	936
Raiffeisen Bank International AG *	6,989	125
S IMMO AG *‡	9,548	172
Telekom Austria AG, Cl A *	81,520	563
UNIQA Insurance Group AG	35,314	239
Verbund AG ‡	9,946	445
Vienna Insurance Group AG Wiener Versicherung Gruppe *	4,367	98

		3,216

Belgium — 1.7%
Ageas *	14,061	500
Colruyt SA	55,734	3,071
Proximus SADP	65,319	1,333
UCB SA, Cl A	11,676	1,357

		6,261

Canada — 1.9%
Bank of Nova Scotia/The, Cl C	8,211	339

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canadian Imperial Bank of Commerce	12,764	$850
Canadian Tire Corp Ltd, Cl A	16,478	1,423
Loblaw Cos Ltd	25,927	1,259
TELUS Corp	166,057	2,776

		6,647

Denmark — 2.4%
Carlsberg A/S, Cl B	10,243	1,359
Coloplast A/S, Cl B	10,603	1,648
Danske Bank A/S	66,654	892
Genmab A/S *	2,120	712
Jyske Bank A/S	16,645	490
Novo Nordisk A/S, Cl B	11,344	739
Orsted A/S	4,450	517
Royal Unibrew A/S	2,426	203
RTX A/S	3,573	115
Scandinavian Tobacco Group A/S	73,722	1,092
Solar, Cl B	3,143	122
Sydbank A/S	22,507	420
United International Enterprises	564	111

		8,420

Finland — 1.6%
Aktia Bank Oyj *	28,060	279
Aspo	16,113	106
Elisa Oyj	20,953	1,274
Kemira Oyj	39,789	515
Kesko Oyj, Cl B	61,076	1,046
Orion Oyj, Cl B	35,070	1,693
TietoEVRY Oyj	30,985	850

		5,763

France — 8.0%
ABC arbitrage	14,654	113
BioMerieux	7,945	1,095
BNP Paribas SA	12,025	481
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	11,404	295
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	2,071	173
Caisse Regionale de Credit Agricole Mutuel Nord de France *	3,597	84
Caisse Regionale De Credit Agricole Mutuel Toulouse 31 *	779	95
Carrefour SA	61,667	955
Cie Generale des Etablissements Michelin SCA	18,650	1,929
Credit Agricole SA	56,115	538
Credit Regionale de Credit Agricole Mutuel Sud Rhone Alpes *	946	174
Danone SA	12,369	858
Engie SA	190,354	2,362
Eutelsat Communications SA	58,862	545
Hermes International	936	786

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kaufman & Broad SA	8,245	$285
Lagardere SCA	13,370	191
Laurent-Perrier	3,022	262
LNA Sante SA	2,819	151
Metropole Television SA	73,336	829
Orange SA	181,029	2,169
Pernod Ricard SA	6,112	964
Peugeot SA	5,473	90
Prodware	6,476	40
PSB Industries SA	4,417	88
Sanofi	67,684	6,936
Sartorius Stedim Biotech	3,166	805
SCOR SE	4,791	132
SEB SA	6,923	1,147
Societe BIC SA	28,794	1,464
Societe Fonciere Lyonnaise SA ‡	1,991	159
Suez	28,497	335
TOTAL SA (A)	14,947	578
Veolia Environnement SA	51,938	1,175
Virbac *	506	111
Vivendi SA	12,049	310
Voyageurs du Monde *	1,147	94

		28,798

Germany — 6.5%
Aareal Bank AG	16,347	321
adidas AG	3,317	876
Allianz SE	1,701	349
Aroundtown SA ‡	21,011	121
Beiersdorf AG	1,062	121
Carl Zeiss Meditec AG	3,454	339
Deutsche Post AG	30,735	1,133
Deutsche Telekom AG	155,398	2,628
Hannover Rueck SE	14,549	2,520
Henkel AG & Co KGaA	5,568	465
HOCHTIEF AG	3,258	291
Hornbach Holding AG & Co KGaA	11,769	979
Knorr-Bremse AG	9,277	942
Merck KGaA	27,890	3,266
METRO AG	86,698	827
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	13,994	3,648
SAP SE	1,022	144
Siemens Healthineers AG	21,637	1,041
Sirius Real Estate Ltd ‡	87,389	82
Talanx AG	19,783	739
Uniper SE	57,930	1,873
Vonovia SE ‡	5,398	332
Wuestenrot & Wuerttembergische AG	7,073	121

		23,158

Hong Kong — 2.8%
Chevalier International Holdings Ltd	60,000	80

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Motor Bus Co Ltd ‡	9,200	$111
Chong Hing Bank Ltd	106,000	130
CK Hutchison Holdings Ltd	112,000	720
CK Infrastructure Holdings Ltd	14,500	75
CLP Holdings Ltd, Cl B	155,500	1,523
Convenience Retail Asia	224,000	106
Dah Sing Banking Group Ltd	440,800	404
HK Electric Investments & HK Electric Investments Ltd	1,654,000	1,717
HKT Trust & HKT Ltd	768,000	1,128
Hutchison Telecommunications Hong Kong Holdings Ltd	1,398,000	222
Kerry Properties Ltd ‡	408,500	1,059
Lee & Man Paper Manufacturing Ltd	697,000	378
New World Development ‡	23,500	112
Pacific Textiles Holdings Ltd	252,000	122
Paliburg Holdings Ltd	268,000	69
PCCW Ltd	990,000	564
Power Assets Holdings Ltd	126,000	685
Regal Hotels International Holdings Ltd	74,000	29
SmarTone Telecommunications Holdings	481,500	259
VTech Holdings Ltd	92,200	554
WH Group Ltd	138,500	119

		10,166

Ireland — 0.4%
Irish Residential Properties PLC ‡	241,297	383
Kerry Group PLC, Cl A	9,695	1,206

		1,589

Israel — 1.3%
Albaad Massuot Yitzhak *	8,411	127
Bank Hapoalim BM	174,057	1,040
Bank Leumi Le-Israel BM	77,384	389
Check Point Software Technologies Ltd *	8,336	895
FIBI Holdings Ltd	3,995	98
First International Bank Of Israel Ltd	4,476	95
Isras Investment Co Ltd ‡	1,037	140
Kerur Holdings Ltd	4,093	111
Mizrahi Tefahot Bank Ltd	48,726	913
Nice Ltd *	3,697	691
Radware Ltd *	4,262	101
Shufersal Ltd	26,493	173

		4,773

Italy — 2.3%
A2A SpA	813,394	1,155
ACEA SpA	64,255	1,240
Assicurazioni Generali SpA *	62,231	945
Enel SpA	234,371	2,029
Hera SpA	310,521	1,171
Terna Rete Elettrica Nazionale SpA	41,453	286

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UnipolSai Assicurazioni	536,540	$1,286

		8,112

Japan — 24.8%
Aeon Co Ltd, Cl H	11,200	261
AEON Investment Corp ‡	776	828
Ain Pharmaciez	1,800	118
Ainavo Holdings Co Ltd	12,200	94
Aiphone	7,000	102
Aozora Bank Ltd	30,700	535
Arcs Co Ltd	55,700	1,120
Astellas Pharma Inc	172,200	2,876
Bandai Namco Holdings Inc	8,500	447
Biofermin Pharmaceutical Co Ltd	1,600	35
Bridgestone Corp	24,200	779
Canon Inc (A)	52,200	1,036
Choushimaru Co Ltd	10,500	107
Chugoku Electric Power Co Inc/The	77,500	1,036
Chuo Gyorui Co Ltd	4,200	102
COMSYS Holdings Corp	6,300	186
Cosmos Pharmaceutical Corp	900	138
Daiichi Sankyo Co Ltd	2,500	204
Daiki Aluminium Industry Co Ltd	26,000	137
Daiohs Corp	3,400	32
Dairei Co Ltd	6,300	118
Daito Trust Construction Co Ltd	8,700	800
DCM Holdings Co Ltd	163,300	1,872
EDION Corp	101,700	1,032
EMS-Chemie Holding AG	1,134	881
FJ Next Co Ltd	16,100	128
FUJIFILM Holdings Corp	47,300	2,024
Fujitsu Ltd	5,200	610
Furyu Corp	11,500	111
Hard Off	12,300	81
Hokkaido Electric Power Co Inc	24,100	93
Hokkaido Gas Co Ltd	9,800	144
Honda Motor Co Ltd	45,300	1,158
Hoya Corp	1,500	143
Inaba Denki Sangyo Co Ltd	50,800	1,134
ITOCHU Corp	124,300	2,679
Itochu Enex Co Ltd	68,900	558
Japan Post Bank Co Ltd	124,600	926
Japan Post Holdings Co Ltd	255,400	1,821
Japan Rental Housing Investments Inc ‡	799	748
Japan Tobacco Inc (A)	114,900	2,133
JXTG Holdings Inc	174,100	621
Kadoya Sesame Mills Inc	2,600	91
Kakaku.com Inc	16,800	426
Kaken Pharmaceutical Co Ltd	26,800	1,370
Kamigumi Co Ltd	54,300	1,067
Kaneka Corp	19,900	517
Kato Sangyo Co Ltd	8,700	284

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KDDI Corp	154,900	$4,649
Keihanshin Building Co Ltd ‡	19,000	245
Keiyo Co Ltd	98,800	677
Kinden Corp	11,400	188
Kohnan Shoji Co Ltd	9,700	305
Komeri Co Ltd	17,500	449
K’s Holdings Corp	7,500	102
Kurimoto Ltd	7,200	116
Kyokuyo Co Ltd	3,800	96
KYORIN Holdings Inc	17,100	350
Kyowa Exeo Corp	8,300	198
Life Corp	3,400	109
Lintec	32,100	764
Lion Corp	31,000	745
LIXIL VIVA Corp	10,200	246
Matsumotokiyoshi Holdings Co Ltd	2,900	105
McDonald’s Holdings Co Japan Ltd	22,600	1,220
Medipal Holdings Corp	44,900	866
Mitsubishi Shokuhin Co Ltd	41,100	1,047
Mitsubishi UFJ Financial Group Inc	79,600	312
Mitsui & Co Ltd	62,100	919
Miyoshi Oil & Fat Co Ltd	10,200	109
Mizuho Financial Group Inc	2,489,200	3,053
Mizuno	6,300	121
Mochida Pharmaceutical Co Ltd	5,300	198
MS&AD Insurance Group Holdings Inc	26,500	727
Nichi-iko Pharmaceutical Co Ltd	16,000	194
Niitaka	3,600	188
Nintendo Co Ltd	200	89
Nippo Corp	57,200	1,446
Nippon Flour Mills Co Ltd	50,500	758
Nippon Telegraph & Telephone Corp	229,800	5,360
Nippon Television Holdings Inc	79,300	858
Nisshin Oillio Group Ltd/The	29,900	936
Nitto Fuji Flour Milling Co Ltd	4,000	239
NTT DOCOMO Inc	97,200	2,589
Ohsho Food Service Corp	1,700	95
Okinawa Cellular Telephone Co	3,100	119
Okinawa Electric Power Co Inc/The	11,851	197
Ootoya Holdings Co Ltd (A)	5,700	116
Oracle Corp Japan	8,100	962
ORIX	83,000	1,024
Osaka Gas Co Ltd	5,100	101
Otsuka Corp	14,600	770
OUG Holdings Inc	4,800	120
Paris Miki Holdings Inc	37,100	105
Proto Corp	12,200	114
Resona Holdings Inc	122,600	419
Sankyo Co Ltd	4,100	99
Sankyu	18,300	688
Sawai Pharmaceutical Co Ltd	6,600	339
Sekisui House Ltd	68,000	1,295

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seven & i Holdings Co Ltd	56,200	$1,836
Shibusawa Warehouse Co Ltd/The	7,200	139
Shin-Keisei Electric Railway Co Ltd	4,800	101
Shionogi & Co Ltd	7,200	451
Showa Sangyo Co Ltd	7,300	224
Softbank Corp	125,500	1,600
SPK Corp	9,000	120
SRS Holdings Co Ltd	25,000	211
Sugi Holdings Co Ltd	6,300	427
Sumitomo Mitsui Financial Group Inc	25,100	707
Sumitomo Mitsui Trust Holdings Inc	15,700	441
Sumitomo Osaka Cement Co Ltd	30,900	1,090
Sundrug Co Ltd	18,600	617
Suzuken Co Ltd/Aichi Japan	27,000	1,009
Takihyo Co Ltd	3,000	52
Teijin Ltd	120,000	1,909
Toho Holdings Co Ltd	66,700	1,248
Tokyo Electric Power Co Holdings Inc *	74,400	229
Towa Pharmaceutical	4,300	79
Toyota Motor Corp	32,500	2,039
Trend Micro Inc/Japan	1,900	107
Tsuruha Holdings Inc	5,000	689
Unicharm Corp	2,800	115
Valor Holdings Co Ltd	31,500	615
Welcia Holdings Co Ltd	7,700	620
West Japan Railway Co	9,900	555
Yamazaki Baking Co Ltd	15,100	260
Yaoko Co Ltd	1,500	107
Yasuda Logistics Corp	19,800	172
Yellow Hat Ltd	11,200	154
Yuasa Funashoku Co Ltd	4,560	118
Zaoh Co Ltd	8,700	116

		89,036

Netherlands — 2.8%
ABN AMRO Bank NV	46,805	407
Amsterdam Commodities NV	9,992	219
Koninklijke Ahold Delhaize NV	187,944	5,142
Koninklijke KPN NV	303,997	808
Koninklijke Vopak NV	15,674	831
NN Group NV	60,246	2,027
Signify NV	16,444	428
Sligro Food Group NV	6,463	100

		9,962

New Zealand — 2.1%
a2 Milk Co Ltd *	53,696	700
Chorus Ltd	57,800	279
Contact Energy Ltd	142,380	579
Fisher & Paykel Healthcare Corp Ltd	102,485	2,342
Goodman Property Trust ‡	149,541	195
Mercury NZ Ltd	456,204	1,385
Meridian Energy Ltd	178,125	555

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryman Healthcare Ltd	8,809	$74
Sanford Ltd/NZ	24,931	101
Spark New Zealand Ltd	415,157	1,226
Z Energy Ltd	63,940	111

		7,547

Norway — 0.9%
Austevoll Seafood ASA	41,885	346
DNB ASA, Cl A *	50,120	664
Orkla ASA	117,934	1,034
SpareBank 1 SR-Bank *	17,208	125
Telenet Group Holding NV	13,557	560
Telenor ASA	30,613	446

		3,175

Portugal — 0.2%
Jeronimo Martins SGPS SA	27,155	475
REN - Redes Energeticas Nacionais SGPS SA	86,292	236
Sonae SGPS SA	136,474	99

		810

Singapore — 2.8%
Ascott Residence Trust ‡	483,574	349
CapitaLand Commercial Trust ‡	66,300	81
Dairy Farm International Holdings Ltd	26,500	124
DBS Group Holdings Ltd	138,200	2,070
Great Eastern Holdings Ltd	7,800	110
Mapletree Industrial Trust ‡	103,900	215
Mapletree Logistics Trust ‡	224,370	314
Olam International Ltd	80,500	81
Oversea-Chinese Banking Corp Ltd	47,900	311
Sheng Siong Group Ltd	246,900	293
Singapore Exchange Ltd	144,400	868
Singapore Technologies Engineering Ltd	95,900	229
Singapore Telecommunications Ltd	829,500	1,471
SPH ‡	287,300	181
United Overseas Bank Ltd	64,100	932
UOL Group Ltd ‡	26,200	128
Venture Corp Ltd	69,300	808
Wilmar International Ltd	375,900	1,105
Yangzijiang Shipbuilding Holdings Ltd	805,600	540

		10,210

Spain — 2.9%
Cia de Distribucion Integral Logista Holdings SA	53,355	1,000
Ebro Foods SA	63,391	1,313
Endesa SA (A)	163,169	4,029
Grifols SA	10,243	312
Iberdrola SA	308,623	3,586
Red Electrica Corp SA	10,044	188

		10,428

Sweden — 2.2%
Axfood AB	54,195	1,186

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Epiroc AB, Cl B	21,001	$258
Essity AB, Cl B	29,555	957
ICA Gruppen AB *	52,745	2,507
KNOW IT AB	10,862	181
Nyfosa AB *‡	18,745	129
Resurs Holding AB	101,046	418
Samhallsbyggnadsbolaget i Norden ‡	93,792	242
Svenska Cellulosa AB SCA, Cl B	11,438	136
Swedish Match AB	26,331	1,858

		7,872

Switzerland — 8.8%
Alcon Inc	3,374	195
Allreal Holding AG, Cl A ‡	1,806	360
ALSO Holding AG	606	150
Baloise Holding AG	6,710	1,010
Banque Cantonale Vaudoise	1,350	132
Barry Callebaut AG	129	247
Basellandschaftliche Kantonalbank	200	184
Berner Kantonalbank AG	473	115
BKW AG	22,015	1,984
Chocoladefabriken Lindt & Spruengli AG	100	826
Emmi AG	110	96
Forbo Holding AG	82	119
Helvetia Holding AG	13,567	1,272
Idorsia Ltd *	3,040	98
Intershop Holding AG ‡	203	122
Mobimo Holding AG ‡	340	99
Nestle SA	10,269	1,139
Novartis AG	30,497	2,669
Orior AG	2,561	211
PSP Swiss Property AG ‡	4,712	534
Roche Holding AG	25,339	8,825
Romande Energie Holding SA	76	82
Schindler Holding AG	2,723	648
Sika AG	2,966	574
Sonova Holding AG	3,848	770
Swiss Life Holding AG	5,857	2,181
Swiss Prime Site AG ‡	5,236	487
Swisscom AG	4,047	2,126
Thurgauer Kantonalbank	927	104
Valiant Holding AG	7,689	721
Valora Holding AG	773	149
Vaudoise Assurances Holding SA	217	102
Zurich Insurance Group AG	8,799	3,116

		31,447

United Kingdom — 10.8%
3i Group PLC	62,495	646
AstraZeneca PLC	7,110	744
Atalaya Mining *	70,542	129
Auto Trader Group PLC	111,589	729
BAE Systems PLC	351,127	2,105

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Berkeley Group Holdings PLC	2,015	$104
BP PLC	219,995	842
British American Tobacco PLC	51,087	1,966
Britvic PLC	39,840	381
BT Group PLC, Cl A	1,291,916	1,834
C&C Group PLC	42,876	122
CareTech Holdings PLC	22,562	121
Cello Health PLC	77,483	107
Coca-Cola HBC AG	7,744	195
Computacenter PLC	3,837	78
Craneware PLC	4,479	94
Cranswick PLC	2,824	127
Diageo PLC	27,018	896
Duke Royalty	366,704	119
Genus	2,448	107
GlaxoSmithKline PLC	266,230	5,402
Hikma Pharmaceuticals PLC	6,241	172
Imperial Brands PLC	82,736	1,578
Inchcape PLC	109,610	664
Intertek Group PLC	11,704	790
J Sainsbury PLC	769,774	1,983
Kingfisher PLC	191,526	522
National Express Group PLC	91,351	212
National Grid PLC	44,069	540
Next PLC, Cl A	4,741	287
QinetiQ Group PLC	414,692	1,526
Sage Group PLC/The	96,484	803
ScS Group PLC	48,694	86
Severn Trent PLC	6,504	199
Smith & Nephew PLC	25,773	482
SSE PLC	42,500	716
Tate & Lyle PLC	311,518	2,574
Telecom Plus PLC	26,605	470
Tesco PLC	825,706	2,330
Tracsis	13,619	106
Unilever PLC	21,167	1,139
United Utilities Group PLC, Cl B	12,792	144
Vodafone Group PLC	484,928	772
Warehouse PLC ‡	84,224	115
Wm Morrison Supermarkets PLC	1,467,501	3,471
YouGov	14,322	136

		38,665

United States — 0.5%
Atlantica Yield plc	40,477	1,178
Coca-Cola European Partners PLC	13,503	510
Taro Pharmaceutical Industries Ltd *	4,074	271

		1,959

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Total Common Stock (Cost $313,191) ($ Thousands)		$344,403

PREFERRED STOCK — 0.5%

Germany — 0.5%
FUCHS PETROLUB SE (B)	19,169	773
Henkel AG & Co KGaA (B)	11,057	1,031

Total Preferred Stock (Cost $1,744) ($ Thousands)		1,804

	Number of Rights

RIGHT — 0.0%

United Kingdom — 0.0%
Warehouse PLC ‡, Expires 07/09/2020 *	28,075	–

Total Right (Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 3.0%
SEI Liquidity Fund, L.P.
0.190% **†(C)	10,563,991	$10,568

Total Affiliated Partnership (Cost $10,569) ($ Thousands)		10,568

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	6,636,616	6,637

Total Cash Equivalent (Cost $6,637) ($ Thousands)		6,637

Total Investments in Securities — 101.3% (Cost $332,141) ($ Thousands)		$363,412

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	54	Sep-2020	$1,927	$1,955	$31
FTSE 100 Index	14	Sep-2020	1,069	1,063	6
Hang Seng Index	2	Aug-2020	313	313	–
SPI 200 Index	6	Sep-2020	603	608	3
TOPIX Index	9	Sep-2020	1,334	1,300	(24)

			$5,246	$5,239	$16

Percentages are based on Net Assets of $358,816 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $9,764 ($ Thousands).

(B)	There is currently no rate available.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $10,568 ($ Thousands).

Cl — Class

FTSE— Financial Times and Stock Exchange

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

SPI — Share Price Index

TOPIX - Tokyo Price Index

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	343,063	1,340	–	344,403
Preferred Stock	1,804	–	–	1,804
Right	–	–	–	–
Affiliated Partnership	–	10,568	–	10,568
Cash Equivalent	6,637	–	–	6,637

Total Investments in Securities	351,504	11,908	–	363,412

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	40	–	–	40
Unrealized Depreciation	(24)	–	–	(24)

Total Other Financial Instruments	16	–	–	16

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed International Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/20	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$16,022	$(5,453)	$—	$(1)	$10,568	10,563,991	$5	$—
SEI Daily Income Trust, Government Fund, Cl F	9,481	62,215	(65,059)	—	—	6,637	6,636,616	56	—

Totals	$9,481	$78,237	$(70,512)	$—	$(1)	$17,205		$61	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Real Estate Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Real Estate — 97.5%
American Campus Communities Inc ‡	14,235	$498
American Homes 4 Rent, Cl A ‡	33,860	911
American Tower Corp, Cl A ‡	15,910	4,113
Americold Realty Trust ‡	23,110	839
Apartment Investment and Management Co, Cl A ‡	30,980	1,166
Apple Hospitality REIT Inc ‡	69,330	670
AvalonBay Communities Inc ‡	19,240	2,975
Boston Properties Inc ‡	23,990	2,168
Brixmor Property Group Inc ‡	83,450	1,070
Columbia Property Trust Inc ‡	45,931	603
Cousins Properties Inc ‡	44,360	1,323
CubeSmart ‡	75,170	2,029
CyrusOne Inc ‡	9,510	692
DiamondRock Hospitality Co ‡	67,256	372
Digital Realty Trust Inc, Cl A ‡	28,210	4,009
Diversified Healthcare Trust ‡	51,420	228
Douglas Emmett Inc ‡	31,654	970
Duke Realty Corp ‡	34,840	1,233
Empire State Realty Trust Inc, Cl A ‡	92,240	646
Equinix Inc ‡	12,160	8,540
Equity Residential ‡	62,090	3,652
Extra Space Storage Inc ‡	13,050	1,205
First Industrial Realty Trust Inc ‡	9,620	370
Healthcare Trust of America Inc, Cl A ‡	25,024	664
Healthpeak Properties Inc ‡	127,420	3,512
Host Hotels & Resorts Inc ‡	132,710	1,432
Invitation Homes Inc ‡	166,510	4,584
Iron Mountain Inc ‡	16,560	432
JBG SMITH Properties ‡	63,250	1,870
Kilroy Realty Corp ‡	17,580	1,032
Life Storage Inc ‡	13,538	1,285
Mid-America Apartment Communities Inc ‡	21,930	2,515
Prologis Inc ‡	77,280	7,213
Public Storage ‡	8,070	1,549
Regency Centers Corp ‡	15,840	727
Retail Opportunity Investments Corp ‡	87,690	993
Retail Properties of America Inc, Cl A ‡	202,760	1,484
Rexford Industrial Realty Inc ‡	20,499	849

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryman Hospitality Properties Inc ‡	14,110	$488
Sabra Health Care REIT Inc ‡	74,300	1,072
SBA Communications Corp, Cl A ‡	9,340	2,783
Simon Property Group Inc ‡	20,060	1,372
SL Green Realty Corp ‡	11,660	575
STAG Industrial Inc ‡	55,870	1,638
Sun Communities Inc ‡	18,150	2,463
UDR Inc ‡	58,070	2,171
Urban Edge Properties ‡	76,680	910
Ventas Inc ‡	73,240	2,682
Welltower Inc ‡	36,990	1,914
WP Carey Inc ‡	27,143	1,836
Xenia Hotels & Resorts Inc ‡	41,244	385

Total Common Stock (Cost $81,599) ($ Thousands)		90,712

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	2,388,274	2,388

Total Cash Equivalent (Cost $2,388) ($ Thousands)		2,388

Total Investments in Securities — 100.1% (Cost $83,987) ($ Thousands)		$93,100

Percentages are based on Net Assets of $92,994 ($ Thousands).

‡	Real Estate Investment Trust.

**	The rate reported is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

Cl — Class

REIT — Real Estate investment Trust

As of June 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value at 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,838	$40,027	$(39,477)	$—	$—	$2,388	2,388,274	$21	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 37.4%

Agency Mortgage-Backed Obligations — 29.0%
FHLMC
10.000%, 03/17/2026	$1	$1
7.500%, 05/01/2031 to 02/01/2038	345	395
7.000%, 05/01/2024 to 03/01/2039	122	141
6.500%, 10/01/2031 to 09/01/2039	223	253
6.000%, 07/01/2021 to 09/01/2038	377	426
5.500%, 01/01/2024 to 08/01/2037	241	271
5.000%, 08/01/2020 to 03/01/2050	20,838	23,018
4.500%, 06/01/2027 to 03/01/2050	30,075	32,864
4.000%, 02/01/2034 to 03/01/2050	62,585	68,284
3.500%, 12/01/2033 to 04/01/2050	110,651	119,308
3.000%, 03/01/2031 to 03/01/2050	49,713	52,791
2.500%, 11/01/2027 to 03/01/2050	15,396	16,175
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	152	163
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	50	61
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	311	358
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	852	1,018
FHLMC CMO, Ser 2007-3281, Cl AI, IO
6.245%, VAR ICE LIBOR USD 1 Month+6.430%, 02/15/2037	62	15
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	123	144
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	2	2
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.325%, VAR ICE LIBOR USD 1 Month+6.030%, 05/15/2038	22	4
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.045%, VAR ICE LIBOR USD 1 Month+6.230%, 01/15/2040	44	10
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.765%, VAR ICE LIBOR USD 1 Month+5.950%, 10/15/2041	565	98
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	2,408	2,605
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	526	573
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	389	29
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.865%, VAR ICE LIBOR USD 1 Month+6.050%, 08/15/2039	594	123
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	613	38
FHLMC CMO, Ser 2013-4174, Cl SA, IO
6.015%, VAR ICE LIBOR USD 1 Month+6.200%, 05/15/2039	142	9

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	$126	$13
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.065%, VAR ICE LIBOR USD 1 Month+6.250%, 09/15/2042	397	66
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	624	643
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	242	250
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	283	19
FHLMC CMO, Ser 2014-328, Cl S4, IO
3.365%, 02/15/2038 (B)	22	1
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.815%, VAR ICE LIBOR USD 1 Month+6.000%, 05/15/2044	91	18
FHLMC CMO, Ser 2014-4415, Cl IO, IO
3.371%, 04/15/2041 (B)	284	17
FHLMC CMO, Ser 2015-343, Cl F4
0.720%, VAR ICE LIBOR USD 1 Month+0.350%, 10/15/2037	902	898
FHLMC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	1,027	1,060
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	1,001	1,044
FHLMC CMO, Ser 2016-353, Cl S1, IO
5.815%, VAR ICE LIBOR USD 1 Month+6.000%, 12/15/2046	543	114
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053	1,689	1,930
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	2,566	2,714
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	924	960
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	3,838	4,076
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	327	353
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	862	933
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	445	451
FHLMC CMO, Ser 2018-4802, Cl A
3.000%, 06/15/2048	–	–
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	942	975
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	1,818	1,884
FHLMC CMO, Ser 2018-4846, Cl PF
0.535%, VAR ICE LIBOR USD 1 Month+0.350%, 12/15/2048	280	280

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	$469	$489
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,329	1,426
FHLMC CMO, Ser 2020-4988, Cl AF
0.540%, VAR ICE LIBOR USD 1 Month+0.350%, 10/15/2037	3,249	3,242
FHLMC Multiclass Certificates, Ser RR06, Cl BX, IO
1.836%, 05/27/2033 (B)	1,455	247
FHLMC Multiclass Certificates, Ser RR06, Cl AX, IO
1.878%, 10/27/2028 (B)	1,855	240
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1513, Cl A3
2.797%, 08/25/2034	100	114
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1514, Cl A2
2.859%, 10/25/2034	435	502
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.635%, 10/25/2021 (B)	243	4
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.207%, 05/25/2023 (B)	32,385	101
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025 (B)	280	313
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.742%, 03/25/2027 (B)	4,922	174
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	480	568
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
1.016%, 06/25/2029 (B)	1,999	135
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.283%, 06/25/2029 (B)	4,850	457
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.372%, 06/25/2029 (B)	700	69
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl X1, IO
1.082%, 06/25/2029 (B)	1,098	79
FHLMC Multifamily Structured Pass-Through Certificates, Ser K099, Cl X1, IO
1.006%, 09/25/2029 (B)	1,089	75
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/2033 (B)	2,000	2,525

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
1.073%, 08/25/2023 (B)	$7,446	$174
FHLMC Multifamily Structured Pass-Through Certificates, Ser K735, Cl X1, IO
1.102%, 05/25/2026 (B)	1,599	78
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.437%, 07/25/2026 (B)	2,000	132
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC03, Cl A2
3.499%, 01/25/2026	795	871
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.204%, 06/25/2027 (B)	3,497	208
FHLMC Multifamily Structured Pass-Through Certificates, Ser KL4F, Cl A2AS
3.683%, 10/25/2025 (B)	3,040	3,473
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	663
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS07, Cl A2
2.735%, 09/25/2025	620	669
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q006, Cl APT2
2.552%, 09/25/2026 (B)	3,748	3,870
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	362
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	580	621
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.385%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	139	140
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
1.835%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	15	15
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
3.435%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	1,065	1,074
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
1.385%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	49	49
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.244%, 10/25/2037 (B)	105	117

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA
7.500%, 10/01/2037 to 04/01/2039	$142	$177
7.000%, 09/01/2026 to 02/01/2039	521	598
6.500%, 05/01/2027 to 05/01/2040	194	219
6.000%, 02/01/2023 to 10/01/2040	1,762	2,036
5.500%, 02/01/2021 to 09/01/2056	6,415	7,384
5.000%, 07/01/2033 to 12/01/2049	51,751	58,292
4.500%, 04/01/2025 to 01/01/2059	72,390	79,765
4.200%, 01/01/2029	775	907
4.000%, 07/01/2033 to 01/01/2059	99,788	108,611
3.820%, 07/01/2027	115	130
3.790%, 12/01/2025	1,465	1,658
3.500%, 07/01/2029 to 03/01/2057	50,896	54,368
3.490%, 02/01/2033	1,315	1,566
3.450%, 05/01/2034	2,365	2,833
3.290%, 09/01/2032	637	744
3.260%, 05/01/2029 to 10/01/2030	788	901
3.160%, 05/01/2029	187	214
3.120%, 06/01/2035	850	993
3.080%, 04/01/2030	481	546
3.070%, 01/01/2029	190	216
3.050%, 05/01/2024	478	509
3.020%, 06/01/2024 to 05/01/2026	1,540	1,625
3.000%, 12/01/2031 to 06/01/2050	76,043	80,747
2.900%, 11/01/2029	500	550
2.870%, 07/01/2031 to 08/01/2031	200	227
2.850%, 08/01/2031	310	350
2.820%, 07/01/2027	582	642
2.790%, 08/01/2029	1,200	1,346
2.770%, 08/01/2031	400	449
2.765%, 08/01/2031	500	560
2.500%, 02/01/2023 to 05/01/2050	12,390	12,955
2.455%, 04/01/2040	1,920	1,946
2.320%, 02/01/2032	200	219
2.300%, 02/01/2030	100	109
2.260%, 02/01/2030 to 04/01/2030	898	973
2.240%, 10/01/2031	200	217
2.140%, 04/01/2030	100	108
2.060%, 03/01/2030	399	430
1.950%, 04/01/2032	100	106
1.850%, 04/01/2032	100	106
1.554%, 11/25/2028	2,325	243
1.497%, 11/25/2028	2,450	241
0.776%, 11/25/2028	2,810	119
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.515%, 09/25/2022 (B)	9,124	102
FNMA ACES, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (B)	1,416	1,521
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	440	487
FNMA ACES, Ser 2020-M6 A, Cl A
2.500%, 10/25/2037	98	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
3.666%, VAR 12 Month Treas Avg+1.959%, 11/01/2035	$111	$114
3.572%, VAR 12 Month Treas Avg+1.873%, 11/01/2035	412	423
3.553%, VAR 12 Month Treas Avg+1.865%, 10/01/2035	419	431
3.496%, VAR 12 Month Treas Avg+1.795%, 10/01/2035	77	79
2.754%, VAR ICE LIBOR USD 12 Month+1.579%, 06/01/2045	771	800
2.661%, VAR ICE LIBOR USD 12 Month+1.585%, 01/01/2046	2,746	2,851
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	309	46
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	350	20
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	304	36
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	166	177
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	332	352
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	192	228
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	980	174
FNMA CMO, Ser 2006-112, Cl ST, IO
6.516%, VAR ICE LIBOR USD 1 Month+6.700%, 11/25/2036	800	80
FNMA CMO, Ser 2008-22, Cl SI, IO
5.483%, VAR ICE LIBOR USD 1 Month+6.430%, 03/25/2037	542	18
FNMA CMO, Ser 2009-103, Cl MB
3.659%, 12/25/2039 (B)	40	41
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	941	896
FNMA CMO, Ser 2010-150, Cl SK, IO
6.346%, VAR ICE LIBOR USD 1 Month+6.530%, 01/25/2041	259	64
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,575	1,855
FNMA CMO, Ser 2011-87, Cl SG, IO
6.366%, VAR ICE LIBOR USD 1 Month+6.550%, 04/25/2040	197	22
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	21	–
FNMA CMO, Ser 2011-96, Cl SA, IO
6.366%, VAR ICE LIBOR USD 1 Month+6.550%, 10/25/2041	870	182
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	272	13

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	$58	$4
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	266	9
FNMA CMO, Ser 2012-133, Cl CS, IO
5.966%, VAR ICE LIBOR USD 1 Month+6.150%, 12/25/2042	275	53
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	802	827
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	23	25
FNMA CMO, Ser 2012-35, Cl SC, IO
6.316%, VAR ICE LIBOR USD 1 Month+6.500%, 04/25/2042	154	32
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,574	1,665
FNMA CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	2,244	2,392
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	208	245
FNMA CMO, Ser 2012-70, Cl YS, IO
6.466%, VAR ICE LIBOR USD 1 Month+6.650%, 02/25/2041	42	3
FNMA CMO, Ser 2012-74, Cl SA, IO
6.466%, VAR ICE LIBOR USD 1 Month+6.650%, 03/25/2042	263	51
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	20	19
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	41	39
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,959	2,000
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	375	384
FNMA CMO, Ser 2013-124, Cl SB, IO
5.766%, VAR ICE LIBOR USD 1 Month+5.950%, 12/25/2043	444	95
FNMA CMO, Ser 2013-126, Cl CS, IO
5.966%, VAR ICE LIBOR USD 1 Month+6.150%, 09/25/2041	342	50
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	318	325
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	7,391
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	893	927
FNMA CMO, Ser 2013-54, Cl BS, IO
5.966%, VAR ICE LIBOR USD 1 Month+6.150%, 06/25/2043	174	43
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	85	6
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	426	32

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	$1,832	$2,117
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	239	291
FNMA CMO, Ser 2013-9, Cl SA, IO
5.966%, VAR ICE LIBOR USD 1 Month+6.150%, 03/25/2042	324	58
FNMA CMO, Ser 2014-47, Cl AI, IO
3.141%, 08/25/2044 (B)	174	12
FNMA CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	504	537
FNMA CMO, Ser 2015-55, Cl IO, IO
2.834%, 08/25/2055 (B)	460	23
FNMA CMO, Ser 2015-56, Cl AS, IO
5.966%, VAR ICE LIBOR USD 1 Month+6.150%, 08/25/2045	54	14
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	2,535	2,619
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	389	406
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	3,339	3,457
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	4,746	4,900
FNMA CMO, Ser 2016-60, Cl QS, IO
5.916%, VAR ICE LIBOR USD 1 Month+6.100%, 09/25/2046	297	62
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,025	1,097
FNMA CMO, Ser 2017-42, Cl H
3.000%, 11/25/2043	648	670
FNMA CMO, Ser 2017-76, Cl SB, IO
5.916%, VAR ICE LIBOR USD 1 Month+6.100%, 10/25/2057	1,595	300
FNMA CMO, Ser 2017-85, Cl SC, IO
6.016%, VAR ICE LIBOR USD 1 Month+6.200%, 11/25/2047	491	93
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,714	1,847
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	401	432
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	2,973	3,099
FNMA CMO, Ser 2018-45, Cl GA
3.000%, 06/25/2048	115	120
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	1,618	1,687
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	645	675
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,531	1,645

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2019-35, Cl MB
3.000%, 07/25/2049	$1,132	$1,216
FNMA CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	814	857
FNMA CMO, Ser 2019-79, Cl FA
0.685%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2050	3,222	3,234
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	400	398
FNMA TBA
5.000%, 07/15/2038	3,870	4,229
4.500%, 07/01/2037	6,346	6,818
4.000%, 07/13/2039	2,059	2,181
3.500%, 07/25/2026 to 07/01/2041	14,884	15,653
3.000%, 08/25/2028 to 07/14/2169	15,986	16,836
2.500%, 08/19/2034 to 07/18/2168	139,478	145,393
2.000%, 08/25/2028	21,190	21,887
FNMA, Ser 2014-M8, Cl X2, IO
0.398%, 06/25/2024 (B)	6,036	120
FNMA, Ser M10, Cl X1, IO
1.923%, 12/25/2030 (B)	2,049	302
FNMA, Ser M10, Cl A2
3.497%, 07/25/2028 (B)	6,100	7,019
FNMA, Ser M10, Cl X3, IO
1.438%, 11/25/2028 (B)	1,963	180
FNMA, Ser M10, Cl X2, IO
1.826%, 12/25/2030 (B)	5,821	818
FNMA, Ser M10, Cl X9, IO
0.988%, 12/25/2027 (B)	2,429	114
FNMA, Ser M10, Cl X4, IO
0.999%, 07/25/2032 (B)	2,183	182
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	118
FNMA, Ser M27, Cl A2
2.700%, 11/25/2040	300	359
FNMA, Ser M4, Cl A2
3.610%, 02/25/2031	490	584
FNMA, Ser M5, Cl A2
3.273%, 02/25/2029	930	1,071
FNMA, Ser M6, Cl A2
3.450%, 01/01/2029	1,030	1,188
FNMA, Ser M8, Cl A2
3.061%, 05/25/2027 (B)	200	224
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	11,350	34
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
2.333%, VAR ICE LIBOR USD 1 Month+2.150%, 01/25/2026 (C)	1,746	1,650
FRESB Mortgage Trust, Ser 2017-SB42, Cl A10F
2.960%, 10/25/2027 (B)	208	218

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA
8.000%, 11/15/2029 to 09/15/2030	$42	$46
7.500%, 03/15/2029 to 10/15/2037	65	77
7.000%, 09/15/2031	25	30
6.500%, 07/15/2028 to 12/15/2035	1,274	1,478
6.000%, 12/15/2028 to 10/20/2040	2,284	2,646
5.000%, 12/20/2039 to 03/20/2049	18,062	19,829
4.966%, 07/20/2060 (B)	23	23
4.700%, 09/20/2061 (B)	836	866
4.500%, 04/20/2041 to 09/20/2049	21,618	23,448
4.252%, 01/20/2069 (B)	69	72
4.000%, 02/20/2034 to 11/20/2049	30,474	32,741
3.967%, 04/20/2063 (B)	291	297
3.500%, 03/20/2046 to 02/20/2050	27,131	28,860
3.000%, 09/15/2042 to 10/20/2049	17,940	18,913
GNMA CMO, Ser 2007-17, Cl IB, IO
6.060%, VAR ICE LIBOR USD 1 Month+6.250%, 04/20/2037	444	83
GNMA CMO, Ser 2007-51, Cl SG, IO
6.390%, VAR ICE LIBOR USD 1 Month+6.580%, 08/20/2037	59	10
GNMA CMO, Ser 2007-78, Cl SA, IO
6.335%, VAR ICE LIBOR USD 1 Month+6.530%, 12/16/2037	531	93
GNMA CMO, Ser 2009-66, Cl XS, IO
6.605%, VAR ICE LIBOR USD 1 Month+6.800%, 07/16/2039	492	84
GNMA CMO, Ser 2010-31, Cl GS, IO
6.310%, VAR ICE LIBOR USD 1 Month+6.500%, 03/20/2039	12	–
GNMA CMO, Ser 2010-4, Cl NS, IO
6.195%, VAR ICE LIBOR USD 1 Month+6.390%, 01/16/2040	4,129	871
GNMA CMO, Ser 2010-85, Cl HS, IO
6.460%, VAR ICE LIBOR USD 1 Month+6.650%, 01/20/2040	37	3
GNMA CMO, Ser 2010-H11, Cl FA
1.174%, VAR ICE LIBOR USD 1 Month+1.000%, 06/20/2060	392	397
GNMA CMO, Ser 2010-H27, Cl FA
0.683%, VAR ICE LIBOR USD 1 Month+0.380%, 12/20/2060	1,179	1,174
GNMA CMO, Ser 2010-H28, Cl FE
0.703%, VAR ICE LIBOR USD 1 Month+0.400%, 12/20/2060	460	458
GNMA CMO, Ser 2011-H08, Cl FG
0.783%, VAR ICE LIBOR USD 1 Month+0.480%, 03/20/2061	516	516
GNMA CMO, Ser 2011-H08, Cl FD
0.803%, VAR ICE LIBOR USD 1 Month+0.500%, 02/20/2061	227	227

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-H09, Cl AF
0.803%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	$378	$378
GNMA CMO, Ser 2012-141, Cl WA
4.534%, 11/16/2041 (B)	294	326
GNMA CMO, Ser 2012-34, Cl SA, IO
5.860%, VAR ICE LIBOR USD 1 Month+6.050%, 03/20/2042	443	106
GNMA CMO, Ser 2012-43, Cl SN, IO
6.405%, VAR ICE LIBOR USD 1 Month+6.600%, 04/16/2042	82	21
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	267	9
GNMA CMO, Ser 2012-98, Cl SA, IO
5.905%, VAR ICE LIBOR USD 1 Month+6.100%, 08/16/2042	218	46
GNMA CMO, Ser 2012-H25, Cl FA
1.003%, VAR ICE LIBOR USD 1 Month+0.700%, 12/20/2061	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.725%, VAR ICE LIBOR USD 1 Month0.000%, 10/20/2062	1,193	61
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	213	22
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	392	52
GNMA CMO, Ser 2014-117, Cl SJ, IO
5.410%, VAR ICE LIBOR USD 1 Month+5.600%, 08/20/2044	130	25
GNMA CMO, Ser 2014-5, Cl SP, IO
5.955%, VAR ICE LIBOR USD 1 Month+6.150%, 06/16/2043	279	36
GNMA CMO, Ser 2014-H10, Cl TA
0.903%, VAR ICE LIBOR USD 1 Month+0.600%, 04/20/2064	537	538
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	144	23
GNMA CMO, Ser 2015-H10, Cl FC
0.783%, VAR ICE LIBOR USD 1 Month+0.480%, 04/20/2065	357	356
GNMA CMO, Ser 2015-H18, Cl FA
0.753%, VAR ICE LIBOR USD 1 Month+0.450%, 06/20/2065	227	227
GNMA CMO, Ser 2015-H20, Cl FA
0.773%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	257	256
GNMA CMO, Ser 2016-135, Cl SB, IO
5.905%, VAR ICE LIBOR USD 1 Month+6.100%, 10/16/2046	298	97
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	1,304	1,351

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.347%, VAR ICE LIBOR USD 12 Month0.000%, 07/20/2067	$835	$101
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.755%, VAR ICE LIBOR USD 12 Month0.000%, 09/20/2067	5,336	437
GNMA CMO, Ser 2017-H20, Cl IB, IO
2.222%, VAR ICE LIBOR USD 12 Month0.000%, 10/20/2067	375	38
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.413%, VAR ICE LIBOR USD 12 Month0.000%, 11/20/2067	164	15
GNMA CMO, Ser 2018-H06, Cl PF
0.603%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	530	527
GNMA CMO, Ser 2018-H07, Cl FD
0.603%, VAR ICE LIBOR USD 1 Month+0.300%, 05/20/2068	932	926
GNMA CMO, Ser 2019-123, Cl A
3.000%, 10/20/2049	444	478
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	1,547	1,609
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	935	987
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	857	898
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	299	52
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	795	134
GNMA CMO, Ser 2020-H09, Cl NF
1.440%, VAR ICE LIBOR USD 1 Month+1.250%, 04/20/2070	393	403
GNMA CMO, Ser 2020-H09, Cl FL
1.340%, VAR ICE LIBOR USD 1 Month+1.150%, 05/20/2070	901	939
GNMA TBA
3.000%, 07/15/2042 to 09/01/2042	8,250	8,738
2.500%, 09/21/2169	4,300	4,508
2.000%, 08/20/2169	1,700	1,760
GNMA, Ser 107, Cl AD
2.694%, 11/16/2047 (B)	563	594
GNMA, Ser 2012-112, Cl IO, IO
0.232%, 02/16/2053 (B)	796	8
GNMA, Ser 2012-152, Cl IO, IO
0.814%, 01/16/2054 (B)	6,762	321
GNMA, Ser 2012-27, Cl IO, IO
0.927%, 04/16/2053 (B)	1,269	31
GNMA, Ser 2013-145, Cl IO, IO
1.035%, 09/16/2044 (B)	805	30
GNMA, Ser 2013-96, Cl IO, IO
0.524%, 10/16/2054 (B)	1,618	34

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-47, Cl IA, IO
0.128%, 02/16/2048 (B)	$155	$2
GNMA, Ser 2014-50, Cl IO, IO
0.753%, 09/16/2055 (B)	587	26
GNMA, Ser 2014-92, Cl IX, IO
0.543%, 05/16/2054 (B)	4,457	73
GNMA, Ser 2015-5, Cl IK, IO
0.637%, 11/16/2054 (B)	5,643	180
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	2,530	2,664
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	644	675
GNMA, Ser 41, Cl IO, IO
0.760%, 07/16/2058 (B)	1,734	97
NCUA Guaranteed Notes Trust CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	18	18

		1,239,345

Non-Agency Mortgage-Backed Obligations — 8.4%
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
3.020%, 02/25/2035 (B)	440	426
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.325%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	1,243	1,119
Alternative Loan Trust, Ser 2006-18CB, Cl A6
27.862%, VAR ICE LIBOR USD 1 Month+28.600%, 07/25/2036	206	354
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.515%, VAR ICE LIBOR USD 6 Month+2.000%, 02/25/2045	163	162
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.577%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/2045	1,432	1,426
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.265%, VAR ICE LIBOR USD 6 Month+1.750%, 11/25/2045	1,052	707
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
0.585%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2046	3,544	3,133
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (B)(C)	399	409
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065 (B)(C)	1,547	1,575
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2029 (C)	930	936

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038 (B)(C)	$1,790	$2,073
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
6.016%, 08/10/2045 (B)(C)	1,625	699
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
4.408%, 12/20/2034 (B)	8	8
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
0.770%, VAR ICE LIBOR USD 1 Month+0.580%, 07/20/2036	353	351
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (C)	490	513
BBCMS Trust, Ser CBM, Cl A
1.185%, VAR ICE LIBOR USD 1 Month+1.000%, 07/15/2037 (C)	375	338
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	600	577
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	17	17
BCAP LLC Trust, Ser 2015-RR2, Cl 21A1
0.769%, 03/28/2037 (B)(C)	758	784
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.750%, 05/25/2034 (B)	73	64
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.760%, 05/25/2034 (B)	8	8
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.825%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	13	13
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
4.218%, 10/25/2033 (B)	397	377
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.466%, VAR ICE LIBOR USD 1 Month+7.650%, 11/25/2035	3,007	1,005
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (B)	931	940
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.744%, 06/11/2041 (B)(C)	1	–
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
0.325%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	4,350	3,922
Benchmark Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (B)	348	382

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BFLD, Ser 2019-DPLO, Cl A
1.275%, VAR ICE LIBOR USD 1 Month+1.090%, 10/15/2034 (C)	$845	$811
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (C)	513	526
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049 (C)	896	914
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059 (C)	1,056	1,075
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.105%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (C)	865	858
BX Commercial Mortgage Trust, Ser 2019-XL, Cl F
2.185%, VAR ICE LIBOR USD 1 Month+2.000%, 10/15/2036 (C)	2,589	2,492
BX Commercial Mortgage Trust, Ser IND, Cl H
3.185%, VAR ICE LIBOR USD 1 Month+3.000%, 11/15/2035 (C)	4,102	3,980
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041 (C)	610	635
Cali Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2029	1,280	1,461
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
1.255%, VAR ICE LIBOR USD 1 Month+1.070%, 12/15/2037 (C)	825	814
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	112	112
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	310	345
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	474	510
CD Commercial Mortgage Trust, Ser 2017-CD5, Cl XA, IO
1.034%, 08/15/2050 (B)	8,586	374
CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB
3.332%, 11/13/2050	1,156	1,248
CD Mortgage Trust, Ser 2017-CD4, Cl A4
3.514%, 05/10/2050 (B)	522	581
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039 (C)	1,160	1,263
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	101	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	$494	$530
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	73	73
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	410
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.512%, 02/25/2037 (B)	13	12
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.772%, 02/25/2037 (B)	7	7
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.509%, 06/25/2035 (B)	20	19
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
1.115%, VAR ICE LIBOR USD 1 Month+0.930%, 11/15/2036 (C)	490	469
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	240	250
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,936
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.240%, 09/25/2033 (B)	12	12
Citigroup Mortgage Loan Trust, Ser 2017-RP2, Cl A1
3.250%, 07/25/2067 (B)(C)	2,642	2,680
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	125	–
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
1.514%, 12/11/2049 (B)(C)	7	–
COLT Funding LLC, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (B)(C)	770	777
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (B)(C)	327	331
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (B)(C)	614	621
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065 (B)(C)	854	855
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.750%, 07/10/2046 (B)(C)	13,060	19
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	74	75

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.240%, 10/10/2046 (B)	$70	$66
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	120	125
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	130	137
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (C)	299	301
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	236	256
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.331%, 03/10/2047 (B)	1,830	61
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	301
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	350	386
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.267%, 02/10/2048 (B)	5,815	243
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	960	1,040
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	480	506
COMM Mortgage Trust, Ser 2016-GCT, Cl A
2.681%, 08/10/2029 (C)	370	372
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	410	422
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037 (C)	1,230	1,206
COMM Mortgage Trust, Ser LC21, Cl A4
3.708%, 07/10/2048	311	342
COMM Mortgage Trust, Ser LC23, Cl A4
3.774%, 10/10/2048	622	688
COMM Mortgage Trust, Ser LC23, Cl ASB
3.598%, 10/10/2048	795	842
COMM Mortgage Trust, Ser LC6, Cl AM
3.282%, 01/10/2046	465	478
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	600
Commercial Mortgage Pass-Through Certificates, Ser CR14, Cl B
4.769%, 02/10/2047 (B)	850	891
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.485%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (C)	1,980	1,950
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
2.285%, VAR ICE LIBOR USD 1 Month+2.100%, 10/25/2039 (C)	2,710	2,627

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Core Industrial Trust, Ser 2019-CORE, Cl A
1.065%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (C)	$4,255	$4,203
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
6.634%, 06/15/2038 (B)	34	17
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039	244	109
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	19	19
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	35	36
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.917%, 10/25/2033 (B)	745	750
Credit Suisse Mortgage Trust, Ser 2019, Cl B
4.764%, 12/15/2021	3,790	3,456
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	508	549
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	555	596
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A2
3.033%, 08/15/2048	264	264
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	709	781
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	202	214
CSMC Trust, Ser 2017-CHOP, Cl G
5.535%, VAR ICE LIBOR USD 1 Month+5.350%, 07/15/2032 (C)	1,000	616
CSMC Trust, Ser 2017-PFHP, Cl A
1.135%, VAR ICE LIBOR USD 1 Month+0.950%, 12/15/2030 (C)	1,190	1,125
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (B)(C)	6,362	6,591
CSMC, Ser 2014-11R, Cl 9A2
0.308%, VAR ICE LIBOR USD 1 Month+0.140%, 10/27/2036 (C)	2,620	2,038
CSMC, Ser 2014-7R, Cl 8A1
3.553%, 07/27/2037 (B)(C)	212	209
CSMC, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (C)	290	218
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	2,135	2,084

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser 2015-5R, Cl 1A1
2.611%, 09/27/2046 (B)(C)	$322	$307
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	1,175	1,202
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
5.099%, 01/10/2034 (B)(C)	315	320
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	281	299
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	100	101
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045 (C)	1,240	1,335
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.994%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	538	480
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (B)(C)	614	631
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
4.835%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	273	284
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (B)(C)	1,429	1,469
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
3.185%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	3,293	2,883
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
2.535%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	2,548	2,491
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049 (B)(C)	1,135	1,161
GCAT, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059 (C)	324	327
GNMA
5.000%, 05/20/2048 to 07/20/2048	2,530	2,758
4.500%, 05/20/2048 to 02/20/2050	2,573	2,775
4.000%, 09/15/2047 to 04/20/2050	5,204	5,581
3.500%, 05/15/2050	399	430
3.000%, 04/20/2045 to 03/20/2050	6,690	7,114
GNMA TBA
2.500%, 07/01/2045	12,100	12,737
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	370	370
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	1,310	1,214
GS Mortgage Securities II, Ser GC30, Cl B
4.169%, 05/10/2050 (B)	480	488

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	$183	$124
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
1.270%, 11/10/2039 (B)(C)	233	1
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	1,022	1,043
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	18	18
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (B)	270	288
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	386	411
GS Mortgage Securities Trust, Ser 2014- GC26, Cl B
4.215%, 11/10/2047 (B)	680	655
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	571	624
GS Mortgage Securities Trust, Ser 2018-SRP5
3.281%, 06/09/2021	2,900	2,774
GS Mortgage Securities Trust, Ser GC28, Cl A5
3.396%, 02/10/2048	611	657
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	4,463	4,700
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	14	14
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.229%, 10/25/2033 (B)	176	174
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	17	17
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	6	7
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
4.092%, 05/19/2034 (B)	717	717
Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl A
3.228%, 07/10/2039 (C)	1,225	1,369
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041 (B)(C)	1,240	1,363

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.535%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	$8	$8
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	1,094	1,172
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.053%, 01/15/2047 (B)	130	136
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.706%, 09/15/2047 (B)	120	99
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	541	583
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,805	1,891
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl A4
3.770%, 12/15/2048	272	301
JPMBB Commercial Mortgage Securities Trust, Ser C26, Cl A4
3.494%, 01/15/2048	604	653
JPMBB Commercial Mortgage Securities Trust, Ser C29, Cl A4
3.611%, 05/15/2048	467	509
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	187	201
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/2050	250	268
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	575	647
JPMDB Commercial Mortgage Securities Trust, Ser COR7, Cl A5
2.180%, 05/13/2053	513	529
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.395%, 06/12/2043 (B)	532	1
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
6.074%, 02/12/2049 (B)	85	33
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.710%, 02/15/2051 (B)	2	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.605%, 08/15/2046 (B)(C)	296	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.752%, 07/15/2047 (B)	$380	$346
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	529	569
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/2031 (B)(C)	1,305	1,324
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
1.095%, VAR ICE LIBOR USD 1 Month+0.910%, 06/15/2035 (C)	1,129	1,052
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039 (C)	1,500	1,672
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.604%, 08/25/2034 (B)	47	47
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.098%, 11/25/2033 (B)	25	25
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.755%, 05/25/2045 (B)(C)	98	100
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (B)(C)	617	631
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (B)(C)	1,762	1,797
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.390%, 02/15/2041 (B)(C)	319	–
Lehman XS Trust, Ser 2007-16N, Cl 2A2
1.035%, VAR ICE LIBOR USD 1 Month+0.850%, 09/25/2047	4,115	3,793
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
6.035%, VAR ICE LIBOR USD 1 Month+5.850%, 09/15/2028 (C)	367	356
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035 (A)(C)	4	3
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,321	1,026
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.734%, 07/25/2033 (B)	11	11
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
4.000%, 02/25/2034 (B)	40	38
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.747%, 12/12/2049 (B)(C)	40	–

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048 (B)(C)	$19	$11
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (B)	143	83
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.155%, 09/12/2049 (B)	184	68
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030 (C)	760	775
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	395
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.218%, 07/15/2046 (B)	92	99
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	82
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	138	146
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	274
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl ASB
3.383%, 10/15/2048	295	310
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	155	171
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%, 12/15/2043	71	47
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.365%, 02/12/2044 (B)(C)	40	–
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.461%, 12/12/2049 (B)	106	63
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
6.215%, 06/11/2042 (B)	1,413	1,416
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl C
5.684%, 09/15/2047 (B)(C)	905	914
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.191%, 11/15/2049 (B)	3,365	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 08/15/2049	$212	$212
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 08/15/2049	468	486
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
1.035%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/2034 (C)	38	35
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
1.585%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (C)	1,720	1,524
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (B)(C)	250	246
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (C)	255	249
Natixis Commercial Mortgage Securities Trust, Ser 2PAC, Cl A
2.966%, 12/15/2038 (C)	1,260	1,312
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057 (B)(C)	1,076	1,153
New Residential Mortgage Loan Trust, Ser 2019-NQM2, Cl A1
3.600%, 04/25/2049 (B)(C)	427	435
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (B)(C)	712	717
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	87	88
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	72	73
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059 (B)(C)	573	596
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (B)(C)	657	661
OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.935%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2060 (C)	1,406	1,417
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054 (C)	1,570	1,661
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	15	15
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034 (A)	4	4
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	978	797

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Radnor RE, Ser 2018-1, Cl M2
2.885%, VAR ICE LIBOR USD 1 Month+2.700%, 03/25/2028 (C)	$7,270	$6,840
RBSCF Trust, Ser 2013-GSP, Cl A
3.961%, 01/15/2032 (B)(C)	920	935
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.888%, 12/25/2034 (B)	304	288
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059	2,238	2,257
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
1.939%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	330	323
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055 (B)(C)	2,960	2,644
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058 (B)(C)	2,840	2,736
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (B)(C)	390	417
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043 (B)(C)	175	158
SG Residential Mortgage Trust, Ser 2019-3, Cl A1
2.703%, 09/25/2059 (B)(C)	731	737
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
1.499%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (C)	179	178
Starwood Mortgage Residential Trust, Ser 2019-INV1, Cl A1
2.610%, 09/27/2049 (B)(C)	787	789
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (B)(C)	1,390	1,402
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
0.375%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/2047	4,681	4,249
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
3.769%, 07/25/2033 (B)	50	49
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
3.819%, 12/25/2033 (B)	17	16
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.621%, 12/10/2045 (B)(C)	670	369

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UMBS TBA
3.000%, 09/13/2042	$19,200	$20,161
2.500%, 09/15/2043	33,200	34,484
2.000%, 07/14/2169 to 09/17/2169	64,620	66,381
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (B)(C)	329	336
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (B)(C)	1,151	1,174
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059 (C)	1,494	1,523
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (C)	2,151	2,186
Verus Securitization Trust, Ser 2019-INV1, Cl A1
3.402%, 12/25/2059 (B)(C)	611	625
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059 (B)(C)	789	802
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (B)(C)	956	967
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060 (B)(C)	1,803	1,817
Visio Trust, Ser 2019-1, Cl A1
3.572%, 06/25/2054 (B)(C)	404	409
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.448%, 11/15/2030 (B)(C)	987	1,003
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	110	113
WaMu Mortgage Pass-Through Certificates,
Ser 2003-AR10, Cl A7
4.189%, 10/25/2033 (B)	38	37
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.124%, 08/25/2033 (B)	18	17
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.275%, 09/25/2033 (B)	37	35
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.955%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	7	9
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	80	83
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.665%, 06/25/2034 (B)	23	22
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	72	77

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
0.965%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2045	$334	$326
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.445%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	5,908	5,568
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
2.204%, VAR 12 Month Treas Avg+0.700%, 02/25/2047	1,642	1,457
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
2.204%, VAR 12 Month Treas Avg+0.700%, 01/25/2047	934	767
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022 (B)(C)	346	340
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/2045 (B)	780	784
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.411%, 07/15/2046 (B)	20	18
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	595
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.438%, 11/15/2059 (B)	5,456	316
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
4.167%, 05/25/2035 (B)	2,127	1,708
Wells Fargo Mortgage-Backed Securities Trust, Ser 2015-5R, Cl 2A1
3.742%, 03/26/2035 (B)(C)	93	93
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.480%, 06/15/2045 (B)(C)	607	11
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.329%, 05/15/2045 (B)(C)	840	23
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	110	113
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	300	302
WFRBS Commercial Mortgage Trust, Ser C25, Cl ASB
3.369%, 11/15/2047	488	507

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WinWater Mortgage Loan Trust, Ser 2015-5, Cl A5
3.500%, 08/20/2045 (B)(C)	$884	$890

		357,200

Total Mortgage-Backed Securities (Cost $1,576,344) ($ Thousands)		1,596,545

CORPORATE OBLIGATIONS — 36.0%

Communication Services — 3.1%
Altice France
7.375%, 05/01/2026 (C)	230	240
AT&T
6.500%, 09/01/2037	1,335	1,849
6.000%, 08/15/2040	1,770	2,401
5.375%, 10/15/2041	554	695
5.350%, 12/15/2043	198	250
5.250%, 03/01/2037	2,762	3,415
5.150%, 03/15/2042	25	31
5.150%, 02/15/2050	302	387
4.900%, 08/15/2037	300	360
4.850%, 03/01/2039	1,067	1,287
4.800%, 06/15/2044	2,870	3,399
4.750%, 05/15/2046	1,100	1,319
4.500%, 05/15/2035	75	89
4.500%, 03/09/2048	769	909
4.350%, 03/01/2029	240	280
4.350%, 06/15/2045	350	394
4.300%, 02/15/2030	1,703	1,996
3.950%, 01/15/2025	300	336
3.900%, 03/11/2024	359	396
3.850%, 06/01/2060	348	371
3.800%, 02/15/2027	318	358
3.650%, 06/01/2051	331	346
3.600%, 02/17/2023	602	646
3.550%, 06/01/2024	785	859
3.500%, 06/01/2041	348	365
3.400%, 05/15/2025	4,422	4,860
3.000%, 02/15/2022	500	521
3.000%, 06/30/2022	983	1,026
2.750%, 06/01/2031	1,047	1,090
2.300%, 06/01/2027	2,547	2,637
CCO Holdings
4.500%, 08/15/2030 (C)	50	51
4.500%, 05/01/2032 (C)	1,010	1,023
Charter Communications Operating
6.834%, 10/23/2055	70	94
6.484%, 10/23/2045	110	145
6.384%, 10/23/2035	10	13
5.750%, 04/01/2048	777	967
5.375%, 04/01/2038	843	1,015

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 05/01/2047	$141	$167
4.908%, 07/23/2025	3,760	4,309
4.800%, 03/01/2050	1,467	1,624
4.464%, 07/23/2022	310	331
4.200%, 03/15/2028	763	856
3.750%, 02/15/2028	85	93
Comcast
7.050%, 03/15/2033	90	137
6.500%, 11/15/2035	480	730
4.700%, 10/15/2048	90	121
4.600%, 10/15/2038	799	1,016
4.400%, 08/15/2035	1,770	2,192
4.250%, 10/15/2030	560	686
4.200%, 08/15/2034	220	268
4.150%, 10/15/2028	3,038	3,642
4.000%, 03/01/2048	70	85
3.999%, 11/01/2049	199	240
3.969%, 11/01/2047	78	92
3.950%, 10/15/2025	659	755
3.750%, 04/01/2040	846	991
3.700%, 04/15/2024	1,501	1,661
3.600%, 03/01/2024	155	172
3.450%, 02/01/2050	380	436
3.400%, 04/01/2030	1,915	2,187
3.400%, 07/15/2046	60	67
3.300%, 04/01/2027	190	213
3.250%, 11/01/2039	60	66
3.150%, 03/01/2026	390	436
3.100%, 04/01/2025	696	767
2.800%, 01/15/2051	534	548
2.650%, 02/01/2030	471	512
1.950%, 01/15/2031	1,221	1,235
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	219
Comcast Cable Holdings
10.125%, 04/15/2022	45	51
Corning
5.450%, 11/15/2079	775	927
Discovery Communications
5.000%, 09/20/2037	775	917
3.625%, 05/15/2030	266	291
DISH DBS
7.750%, 07/01/2026	130	138
5.875%, 11/15/2024	580	577
Fox
5.476%, 01/25/2039	520	695
4.709%, 01/25/2029	80	96
3.500%, 04/08/2030	535	597
NBCUniversal Media
5.950%, 04/01/2041	305	453
Sky
3.750%, 09/16/2024 (C)	1,090	1,214

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sprint
7.875%, 09/15/2023	$110	$124
Sprint Capital
8.750%, 03/15/2032	490	701
Sprint Spectrum
5.152%, 03/20/2028 (C)	2,567	2,952
4.738%, 03/20/2025 (C)	4,110	4,460
3.360%, 09/20/2021 (C)	2,648	2,681
Telefonica Emisiones
5.462%, 02/16/2021	23	24
5.213%, 03/08/2047	150	187
T-Mobile USA
6.000%, 03/01/2023	10	10
6.000%, 04/15/2024	10	10
4.375%, 04/15/2040 (C)	1,730	2,001
3.875%, 04/15/2030 (C)	2,903	3,231
3.750%, 04/15/2027 (C)	1,164	1,290
3.500%, 04/15/2025 (C)	3,953	4,302
2.550%, 02/15/2031 (C)	2,134	2,142
2.050%, 02/15/2028 (C)	444	444
1.500%, 02/15/2026 (C)	868	868
Verizon Communications
5.500%, 03/16/2047	60	89
5.250%, 03/16/2037	805	1,078
4.862%, 08/21/2046	470	638
4.522%, 09/15/2048	859	1,136
4.500%, 08/10/2033	620	772
4.400%, 11/01/2034	2,959	3,684
4.329%, 09/21/2028	1,106	1,331
4.272%, 01/15/2036	217	269
4.125%, 08/15/2046	320	400
4.016%, 12/03/2029	1,107	1,320
4.000%, 03/22/2050	170	218
3.875%, 02/08/2029 (D)	210	248
3.850%, 11/01/2042	610	744
3.500%, 11/01/2024	880	974
3.376%, 02/15/2025	508	565
3.150%, 03/22/2030	1,005	1,128
3.000%, 03/22/2027	468	519
2.625%, 08/15/2026	1,000	1,088
ViacomCBS
6.875%, 04/30/2036	620	840
5.850%, 09/01/2043	228	268
4.950%, 01/15/2031	328	387
4.950%, 05/19/2050	345	384
4.750%, 05/15/2025	1,574	1,800
4.600%, 01/15/2045	61	65
4.375%, 03/15/2043	95	99
4.200%, 05/19/2032	1,656	1,862
3.875%, 04/01/2024	130	140
3.700%, 08/15/2024	810	880

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vodafone Group
5.250%, 05/30/2048	$1,810	$2,364
4.875%, 06/19/2049	1,544	1,946
4.375%, 05/30/2028	890	1,058
4.250%, 09/17/2050	1,189	1,416
Walt Disney
6.650%, 11/15/2037	235	352
6.200%, 12/15/2034	65	94
4.700%, 03/23/2050	570	735
4.625%, 03/23/2040	460	575
3.800%, 05/13/2060	247	285
3.600%, 01/13/2051	2,327	2,592
3.500%, 05/13/2040	397	434
2.650%, 01/13/2031	1,240	1,314
2.000%, 09/01/2029	275	280

		131,028

Consumer Discretionary — 2.5%
Advance Auto Parts
3.900%, 04/15/2030 (C)	1,053	1,127
Amazon.com
4.950%, 12/05/2044	500	713
4.250%, 08/22/2057	110	147
4.050%, 08/22/2047	380	494
3.875%, 08/22/2037	300	371
3.150%, 08/22/2027	680	778
2.800%, 08/22/2024	245	266
2.700%, 06/03/2060	346	352
2.500%, 06/03/2050	931	956
1.500%, 06/03/2030	2,039	2,064
1.200%, 06/03/2027	2,192	2,224
0.800%, 06/03/2025	560	565
AutoNation
4.750%, 06/01/2030	521	565
BMW US Capital
4.150%, 04/09/2030 (C)	845	972
3.800%, 04/06/2023 (C)	2,140	2,299
3.100%, 04/12/2021 (C)	215	218
1.850%, 09/15/2021 (C)	100	101
BorgWarner
2.650%, 07/01/2027	724	743
Burlington Northern Santa Fe
3.050%, 02/15/2051	232	253
Cox Communications
4.800%, 02/01/2035 (C)	890	1,119
3.250%, 12/15/2022 (C)	540	569
Daimler Finance North America
3.350%, 05/04/2021 (C)	1,025	1,044
2.700%, 06/14/2024 (C)	595	615
2.200%, 10/30/2021 (C)	2,580	2,615
2.125%, 03/10/2025 (C)	976	987

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dollar General
4.125%, 04/03/2050	$75	$90
3.500%, 04/03/2030	394	443
3.250%, 04/15/2023	50	53
Duke University
2.832%, 10/01/2055	1,000	1,052
2.682%, 10/01/2044	230	241
Element Fleet Management
3.850%, 06/15/2025 (C)	667	685
Emery University
2.969%, 09/01/2050	1,240	1,331
Ford Motor
9.000%, 04/22/2025	120	130
5.291%, 12/08/2046	99	81
Ford Motor Credit
5.875%, 08/02/2021	250	252
5.125%, 06/16/2025	200	200
5.085%, 01/07/2021	1,000	999
4.271%, 01/09/2027	1,040	969
4.250%, 09/20/2022	1,000	980
3.815%, 11/02/2027	261	238
3.813%, 10/12/2021	190	188
3.810%, 01/09/2024	300	288
3.339%, 03/28/2022	1,730	1,673
3.336%, 03/18/2021	200	198
2.343%, 11/02/2020	2,770	2,749
2.191%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	1,040	987
2.183%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/2021	1,625	1,560
1.576%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	1,100	1,029
General Motors
6.600%, 04/01/2036	670	724
6.250%, 10/02/2043	260	276
6.125%, 10/01/2025	320	360
5.950%, 04/01/2049	80	84
5.400%, 10/02/2023	190	205
5.400%, 04/01/2048	485	476
5.150%, 04/01/2038	240	230
4.875%, 10/02/2023	1,995	2,128
1.274%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	1,000	1,000
General Motors Financial
5.200%, 03/20/2023	1,081	1,155
4.375%, 09/25/2021	735	755
4.350%, 04/09/2025	189	199
4.350%, 01/17/2027	110	114
4.250%, 05/15/2023	110	115
4.200%, 11/06/2021	1,435	1,472
4.150%, 06/19/2023	83	87
3.950%, 04/13/2024	83	86

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.450%, 04/10/2022	$415	$423
3.200%, 07/13/2020	118	118
3.200%, 07/06/2021	1,835	1,855
3.150%, 06/30/2022	870	885
2.900%, 02/26/2025	827	824
2.750%, 06/20/2025	1,837	1,814
2.450%, 11/06/2020	210	210
Hanesbrands
5.375%, 05/15/2025 (C)	310	313
4.875%, 05/15/2026 (C)	210	212
4.625%, 05/15/2024 (C)	30	30
Harley-Davidson Financial Services
3.350%, 06/08/2025 (C)	666	681
Hilton Domestic Operating
5.750%, 05/01/2028 (C)	150	152
5.375%, 05/01/2025 (C)	460	460
Home Depot
4.250%, 04/01/2046	48	61
3.900%, 12/06/2028	40	48
3.900%, 06/15/2047	60	73
3.750%, 02/15/2024	66	73
3.350%, 04/15/2050	1,489	1,701
3.300%, 04/15/2040	350	393
3.125%, 12/15/2049	927	1,018
2.950%, 06/15/2029	185	208
2.700%, 04/15/2030	2,594	2,848
2.500%, 04/15/2027	683	748
Kohl’s
5.550%, 07/17/2045	910	813
Las Vegas Sands
3.200%, 08/08/2024	890	887
2.900%, 06/25/2025	70	68
Leland Stanford Junior University
1.289%, 06/01/2027	133	135
Lennar
5.000%, 06/15/2027	20	22
4.750%, 11/29/2027	460	499
4.500%, 04/30/2024	170	177
Levi Strauss
5.000%, 05/01/2025 (C)	290	291
Lowe’s
5.125%, 04/15/2050	773	1,055
5.000%, 04/15/2040	567	739
4.500%, 04/15/2030	1,450	1,779
4.000%, 04/15/2025	498	568
3.650%, 04/05/2029	228	261
Magna International
2.450%, 06/15/2030	265	271
Marriott International
5.750%, 05/01/2025	266	289
4.625%, 06/15/2030	792	822

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
McDonald’s MTN
4.875%, 12/09/2045	$260	$333
4.450%, 03/01/2047	240	292
4.450%, 09/01/2048	72	89
4.200%, 04/01/2050	530	643
3.800%, 04/01/2028	665	777
3.700%, 01/30/2026	320	363
3.625%, 09/01/2049	760	834
3.600%, 07/01/2030	290	334
3.500%, 03/01/2027	510	577
3.500%, 07/01/2027	100	114
3.300%, 07/01/2025	320	356
2.625%, 09/01/2029	193	207
2.125%, 03/01/2030	92	94
1.450%, 09/01/2025	732	750
Newell Brands
4.700%, 04/01/2026	110	115
4.350%, 04/01/2023	278	286
NIKE
3.375%, 03/27/2050	1,343	1,552
3.250%, 03/27/2040	280	313
2.850%, 03/27/2030	746	830
2.750%, 03/27/2027	731	805
2.400%, 03/27/2025	741	797
NVR
3.950%, 09/15/2022	700	745
O’Reilly Automotive
4.200%, 04/01/2030	671	786
QVC
4.850%, 04/01/2024	370	372
Ralph Lauren
2.950%, 06/15/2030	694	713
1.700%, 06/15/2022	564	573
Sands China
5.400%, 08/08/2028	320	353
5.125%, 08/08/2025	650	704
4.600%, 08/08/2023 (D)	610	642
3.800%, 01/08/2026 (C)	420	431
Starbucks
4.450%, 08/15/2049	360	435
3.500%, 11/15/2050	1,474	1,553
3.350%, 03/12/2050	282	287
2.550%, 11/15/2030	354	371
2.250%, 03/12/2030	1,300	1,327
1.300%, 05/07/2022	414	420
Target
2.250%, 04/15/2025	1,345	1,439
Time Warner Cable
7.300%, 07/01/2038	530	730
6.750%, 06/15/2039	10	13
6.550%, 05/01/2037	362	476
5.875%, 11/15/2040	130	160

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 09/01/2041	$1,599	$1,929
Time Warner Entertainment
8.375%, 07/15/2033	270	407
TJX
3.750%, 04/15/2027	2,345	2,678
3.500%, 04/15/2025	300	334
Toll Brothers Finance
4.375%, 04/15/2023	120	125
Toyota Motor Credit MTN
2.900%, 03/30/2023	2,185	2,313
2.150%, 02/13/2030	102	107
1.350%, 08/25/2023	1,000	1,019
University of Chicago
2.761%, 04/01/2045	1,320	1,372
VOC Escrow
5.000%, 02/15/2028 (C)	380	282
Volkswagen Group of America Finance
2.900%, 05/13/2022 (C)	1,455	1,502
2.700%, 09/26/2022 (C)(D)	805	832
Yale University
1.482%, 04/15/2030	499	504
0.873%, 04/15/2025	582	586

		108,844

Consumer Staples — 2.6%
Alimentation Couche-Tard
3.800%, 01/25/2050 (C)	585	606
3.550%, 07/26/2027 (C)	650	698
Altria Group
6.200%, 02/14/2059	190	253
5.950%, 02/14/2049 (D)	490	643
5.800%, 02/14/2039	630	779
4.800%, 02/14/2029	1,020	1,191
4.750%, 05/05/2021	200	207
4.450%, 05/06/2050	436	477
4.400%, 02/14/2026	2,435	2,804
3.875%, 09/16/2046	418	417
3.800%, 02/14/2024	290	317
3.490%, 02/14/2022	260	271
3.400%, 05/06/2030	958	1,031
2.850%, 08/09/2022	190	198
2.350%, 05/06/2025	662	696
Anheuser-Busch
4.900%, 02/01/2046	4,184	5,120
4.700%, 02/01/2036	936	1,103
3.650%, 02/01/2026	1,135	1,274
Anheuser-Busch InBev Finance
3.300%, 02/01/2023	740	784
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	705	940
5.450%, 01/23/2039	1,035	1,308
4.750%, 01/23/2029	200	242

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.600%, 04/15/2048	$1,261	$1,476
4.500%, 06/01/2050	2,560	3,035
4.350%, 06/01/2040	560	638
4.150%, 01/23/2025	1,981	2,248
4.000%, 04/13/2028	180	208
3.750%, 07/15/2042	230	246
3.500%, 06/01/2030	250	281
2.500%, 07/15/2022	158	164
Bacardi
5.300%, 05/15/2048 (C)	247	305
4.700%, 05/15/2028 (C)	1,015	1,148
BAT Capital
5.282%, 04/02/2050	1,260	1,525
4.700%, 04/02/2027	697	797
4.540%, 08/15/2047	3,053	3,315
4.390%, 08/15/2037	120	131
3.557%, 08/15/2027	2,351	2,534
3.222%, 08/15/2024	167	179
3.215%, 09/06/2026	1,300	1,394
2.764%, 08/15/2022	164	170
Cargill
1.375%, 07/23/2023 (C)	440	448
Coca-Cola
4.200%, 03/25/2050	1,575	2,057
4.125%, 03/25/2040	80	102
3.375%, 03/25/2027	380	436
2.950%, 03/25/2025	280	308
2.600%, 06/01/2050	350	353
2.500%, 06/01/2040	20	21
1.450%, 06/01/2027	1,315	1,353
Constellation Brands
4.400%, 11/15/2025	463	535
3.750%, 05/01/2050	524	572
3.700%, 12/06/2026	267	300
3.200%, 02/15/2023	159	169
2.500%, 05/01/2060	276	265
Costco Wholesale
3.000%, 05/18/2027 (D)	284	319
2.750%, 05/18/2024	183	197
1.750%, 04/20/2032	507	514
1.600%, 04/20/2030	3,747	3,784
1.375%, 06/20/2027	780	797
Danone
2.947%, 11/02/2026 (C)	470	515
2.589%, 11/02/2023 (C)	1,370	1,441
2.077%, 11/02/2021 (C)	230	234
Diageo Capital
4.828%, 07/15/2020	1,450	1,452
Diageo Investment
2.875%, 05/11/2022	370	386
General Mills
2.875%, 04/15/2030	1,065	1,160

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hershey
0.900%, 06/01/2025	$130	$131
Hormel Foods
1.800%, 06/11/2030	729	742
Ingredion
3.900%, 06/01/2050	314	359
2.900%, 06/01/2030	843	898
Keurig Dr Pepper
4.417%, 05/25/2025 (D)	280	323
3.800%, 05/01/2050	340	384
Kraft Heinz Foods
7.125%, 08/01/2039 (C)	199	250
6.875%, 01/26/2039	40	49
6.750%, 03/15/2032	10	13
5.500%, 06/01/2050 (C)	280	298
5.200%, 07/15/2045	1,835	1,990
5.000%, 06/04/2042	2,910	3,066
4.875%, 10/01/2049 (C)	2,905	2,958
4.625%, 10/01/2039 (C)	10	10
4.375%, 06/01/2046	3,575	3,515
4.250%, 03/01/2031 (C)	110	117
3.950%, 07/15/2025	157	167
3.000%, 06/01/2026	410	413
Kroger
5.400%, 01/15/2049	735	1,028
3.950%, 01/15/2050	120	137
Lamb Weston Holdings
4.875%, 05/15/2028 (C)	90	95
4.625%, 11/01/2024 (C)	70	73
Land O’ Lakes
6.000%, 11/15/2022 (C)	1,020	1,051
Mars
3.200%, 04/01/2030 (C)	210	239
2.700%, 04/01/2025 (C)	370	396
Molson Coors Brewing
3.500%, 05/01/2022	100	104
Mondelez International
2.125%, 04/13/2023	160	166
1.500%, 05/04/2025	846	863
Mondelez International Holdings Netherlands BV
2.125%, 09/19/2022 (C)	290	299
2.000%, 10/28/2021 (C)	2,420	2,463
Nestle Holdings
3.500%, 09/24/2025 (C)	450	511
3.350%, 09/24/2023 (C)	440	478
PepsiCo
4.250%, 10/22/2044	100	128
4.000%, 03/05/2042	160	200
3.875%, 03/19/2060	120	152
3.625%, 03/19/2050	80	96
3.100%, 07/17/2022	59	62

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 08/25/2021	$31	$32
2.875%, 10/15/2049	160	173
2.625%, 03/19/2027	334	365
2.250%, 03/19/2025	502	536
1.625%, 05/01/2030	440	448
0.750%, 05/01/2023	530	535
Pernod Ricard
4.450%, 01/15/2022 (C)	550	581
Philip Morris International
4.500%, 03/20/2042	130	157
2.900%, 11/15/2021	370	383
2.875%, 05/01/2024	1,780	1,912
2.500%, 08/22/2022	590	614
2.500%, 11/02/2022	680	709
2.100%, 05/01/2030	290	299
1.125%, 05/01/2023	865	880
Procter & Gamble
3.600%, 03/25/2050	590	741
3.550%, 03/25/2040	420	505
3.000%, 03/25/2030	2,405	2,753
2.800%, 03/25/2027	245	272
2.450%, 03/25/2025	210	228
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	1,860	1,978
Reynolds American
8.125%, 05/01/2040	570	732
5.850%, 08/15/2045	3,496	4,297
Sysco
6.600%, 04/01/2050	171	237
3.300%, 07/15/2026	119	127
2.400%, 02/15/2030	338	334
Walgreens Boots Alliance
4.800%, 11/18/2044	1,100	1,191
3.450%, 06/01/2026	1,590	1,722
3.300%, 11/18/2021	912	941
Walmart
4.050%, 06/29/2048	8	11
3.950%, 06/28/2038	783	995
3.700%, 06/26/2028	2,234	2,645
3.550%, 06/26/2025	816	925
3.400%, 06/26/2023	393	428
3.300%, 04/22/2024	60	66
3.050%, 07/08/2026	621	701

		112,548

Energy — 3.8%
Apache
5.250%, 02/01/2042	50	41
5.100%, 09/01/2040	285	234
4.750%, 04/15/2043	420	338
4.375%, 10/15/2028	310	274
4.250%, 01/15/2030	80	69

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 01/15/2044	$890	$677
3.250%, 04/15/2022	86	83
BG Energy Capital
4.000%, 10/15/2021 (C)	1,485	1,540
Blue Racer Midstream
6.125%, 11/15/2022 (C)	190	189
BP Capital Markets
3.561%, 11/01/2021	50	52
3.535%, 11/04/2024	100	110
3.506%, 03/17/2025 (D)	520	575
BP Capital Markets America
3.790%, 02/06/2024	100	109
3.633%, 04/06/2030	2,205	2,502
3.543%, 04/06/2027	817	905
3.410%, 02/11/2026	1,110	1,228
3.245%, 05/06/2022	250	262
3.216%, 11/28/2023	2,075	2,228
3.194%, 04/06/2025	1,645	1,792
3.119%, 05/04/2026	230	251
3.000%, 02/24/2050	1,190	1,169
2.937%, 04/06/2023	635	672
Cameron LNG
3.302%, 01/15/2035 (C)	900	992
2.902%, 07/15/2031 (C)	180	193
Canadian Natural Resources
6.450%, 06/30/2033	50	60
Chevron
3.191%, 06/24/2023	22	24
3.078%, 05/11/2050	786	835
2.895%, 03/03/2024	560	602
2.355%, 12/05/2022	15	16
2.236%, 05/11/2030	2,729	2,858
1.995%, 05/11/2027	1,127	1,180
1.554%, 05/11/2025	2,251	2,315
1.141%, 05/11/2023	1,243	1,264
Cimarex Energy
4.375%, 06/01/2024	210	222
4.375%, 03/15/2029	480	493
3.900%, 05/15/2027	970	981
CNOOC Finance
4.375%, 05/02/2028	360	419
CNOOC Nexen Finance
4.250%, 04/30/2024	200	220
3.500%, 05/05/2025 (D)	780	850
Concho Resources
4.375%, 01/15/2025	170	175
4.300%, 08/15/2028	850	933
3.750%, 10/01/2027	620	660
Conoco Funding
7.250%, 10/15/2031	180	260
ConocoPhillips
5.900%, 10/15/2032	10	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.900%, 05/15/2038	$420	$572
4.150%, 11/15/2034	280	311
Continental Resources
4.500%, 04/15/2023	490	469
4.375%, 01/15/2028 (D)	760	669
3.800%, 06/01/2024	400	374
DCP Midstream Operating
6.450%, 11/03/2036 (C)	110	99
Devon Energy
7.875%, 09/30/2031	660	775
5.600%, 07/15/2041	752	734
5.000%, 06/15/2045	1,095	974
4.750%, 05/15/2042	37	32
Diamondback Energy
5.375%, 05/31/2025	240	247
3.500%, 12/01/2029	270	262
3.250%, 12/01/2026	878	883
Ecopetrol
6.875%, 04/29/2030	546	626
5.875%, 05/28/2045	1,583	1,664
4.125%, 01/16/2025	203	203
Enbridge
3.125%, 11/15/2029	706	740
2.500%, 01/15/2025	1,543	1,603
Energy Transfer Operating
8.250%, 11/15/2029	1,490	1,897
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.134%(E)	360	302
6.500%, 02/01/2042	45	49
6.250%, 04/15/2049	130	138
6.125%, 12/15/2045	128	132
5.500%, 06/01/2027	118	132
5.300%, 04/15/2047	245	237
5.250%, 04/15/2029	1,165	1,277
5.150%, 03/15/2045	414	395
5.000%, 05/15/2050	2,550	2,422
4.950%, 06/15/2028	180	193
3.750%, 05/15/2030	1,250	1,242
Energy Transfer Partners
6.050%, 06/01/2041	152	157
4.500%, 11/01/2023	690	741
Eni
4.000%, 09/12/2023 (C)	1,940	2,099
Enterprise Products Operating
7.550%, 04/15/2038	40	55
5.700%, 02/15/2042	40	49
4.850%, 03/15/2044	30	35
4.800%, 02/01/2049	60	72
4.200%, 01/31/2050	1,653	1,844
4.150%, 10/16/2028	1,605	1,829
3.950%, 01/31/2060	557	574
3.700%, 01/31/2051	575	602

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.125%, 07/31/2029	$170	$182
2.800%, 01/31/2030	540	562
EOG Resources
4.950%, 04/15/2050	150	191
4.375%, 04/15/2030	721	860
4.150%, 01/15/2026	340	391
3.900%, 04/01/2035	390	455
Equinor
3.250%, 11/18/2049	240	255
3.000%, 04/06/2027	1,355	1,489
2.875%, 04/06/2025	2,480	2,676
2.375%, 05/22/2030	333	346
1.750%, 01/22/2026	499	511
Equities
3.900%, 10/01/2027	355	288
Exxon Mobil
4.327%, 03/19/2050	2,250	2,806
4.227%, 03/19/2040	270	324
4.114%, 03/01/2046	533	641
3.482%, 03/19/2030	1,370	1,559
3.452%, 04/15/2051	1,055	1,168
3.043%, 03/01/2026	660	725
2.992%, 03/19/2025	5,320	5,777
2.397%, 03/06/2022	100	103
1.571%, 04/15/2023	2,521	2,588
Halliburton
5.000%, 11/15/2045	80	82
4.850%, 11/15/2035	60	63
3.800%, 11/15/2025	45	49
3.500%, 08/01/2023	3	3
Hess
6.000%, 01/15/2040 (D)	2,330	2,498
KazMunayGas National JSC
5.750%, 04/19/2047 (C)	340	396
Kinder Morgan
5.550%, 06/01/2045	300	366
5.300%, 12/01/2034	500	582
5.200%, 03/01/2048	690	831
5.050%, 02/15/2046	170	196
4.300%, 06/01/2025	510	572
4.300%, 03/01/2028	200	227
3.150%, 01/15/2023	193	202
Kinder Morgan Energy Partners
5.500%, 03/01/2044	415	491
5.400%, 09/01/2044	20	24
3.500%, 03/01/2021	190	192
Magellan Midstream Partners
3.250%, 06/01/2030	667	706
Marathon Oil
4.400%, 07/15/2027	640	630
Marathon Petroleum
4.750%, 12/15/2023	260	285

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.700%, 05/01/2025	$609	$682
4.500%, 04/01/2048	83	85
3.625%, 09/15/2024	859	916
MPLX
5.500%, 02/15/2049	390	432
4.875%, 12/01/2024	320	355
4.800%, 02/15/2029	330	367
4.700%, 04/15/2048	430	433
4.500%, 04/15/2038	520	520
National Oilwell Varco
2.600%, 12/01/2022	352	354
Noble Energy
5.250%, 11/15/2043	260	242
5.050%, 11/15/2044	29	26
4.950%, 08/15/2047	569	508
4.200%, 10/15/2049	458	378
3.900%, 11/15/2024	381	383
3.850%, 01/15/2028	365	353
3.250%, 10/15/2029	50	45
Northwest Pipeline
4.000%, 04/01/2027	219	240
Occidental Petroleum
7.875%, 09/15/2031	610	578
7.500%, 05/01/2031	870	809
6.950%, 07/01/2024	288	282
6.600%, 03/15/2046	360	313
6.450%, 09/15/2036	280	237
5.550%, 03/15/2026	110	100
4.850%, 03/15/2021	226	224
4.625%, 06/15/2045	280	196
4.500%, 07/15/2044	525	362
4.400%, 04/15/2046	140	98
4.200%, 03/15/2048	170	115
4.100%, 02/15/2047	580	391
3.500%, 06/15/2025	45	38
3.400%, 04/15/2026	270	219
3.125%, 02/15/2022	330	316
3.000%, 02/15/2027	300	233
2.900%, 08/15/2024	810	692
2.700%, 08/15/2022	510	475
2.700%, 02/15/2023	129	118
2.600%, 08/13/2021	770	752
1.398%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	740	729
ONEOK
3.400%, 09/01/2029	67	65
Pertamina Persero
6.000%, 05/03/2042 (C)	300	355
Petrobras Global Finance BV
7.375%, 01/17/2027	310	345
6.900%, 03/19/2049	1,550	1,631
6.850%, 06/05/2115	820	814

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 03/17/2024	$1,394	$1,492
6.125%, 01/17/2022	45	47
5.750%, 02/01/2029	300	308
5.299%, 01/27/2025	1,278	1,328
Petroleos Mexicanos
7.690%, 01/23/2050 (C)	70	58
6.950%, 01/28/2060 (C)	780	600
6.625%, 06/15/2035	1,797	1,462
6.500%, 03/13/2027	135	122
6.375%, 01/23/2045	990	738
5.950%, 01/28/2031 (C)	620	512
5.625%, 01/23/2046	480	341
5.500%, 06/27/2044	120	85
4.875%, 01/18/2024	32	31
2.460%, 12/15/2025	1,015	1,052
2.378%, 04/15/2025	508	525
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	113
6.750%, 09/21/2047	2,970	2,283
Plains All American Pipeline
4.900%, 02/15/2045	141	131
4.650%, 10/15/2025	1,485	1,586
3.550%, 12/15/2029	659	642
2.850%, 01/31/2023	250	253
QEP Resources
6.875%, 03/01/2021	130	124
Range Resources
5.875%, 07/01/2022	4	4
5.000%, 03/15/2023	430	370
4.875%, 05/15/2025	120	91
Rockies Express Pipeline
6.875%, 04/15/2040 (C)	830	786
4.950%, 07/15/2029 (C)	2,235	2,079
Ruby Pipeline
7.000%, 04/01/2022 (C)	1,193	1,110
Sabine Pass Liquefaction
5.750%, 05/15/2024	2,280	2,568
5.625%, 03/01/2025	1,200	1,372
5.000%, 03/15/2027	570	638
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	657	677
Schlumberger Holdings
3.900%, 05/17/2028 (C)	475	513
Schlumberger Investment
3.650%, 12/01/2023	61	65
Shell International Finance BV
4.550%, 08/12/2043	280	349
4.375%, 05/11/2045	470	578
4.125%, 05/11/2035	1,566	1,892
3.250%, 04/06/2050	840	893
2.875%, 05/10/2026	900	987
2.750%, 04/06/2030	440	477

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	$1,240	$1,367
Southern Natural Gas
8.000%, 03/01/2032	170	247
Spectra Energy Partners
5.950%, 09/25/2043	30	38
3.500%, 03/15/2025	815	893
Suncor Energy
3.100%, 05/15/2025	691	738
2.800%, 05/15/2023	860	898
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	643	643
5.350%, 05/15/2045	507	497
5.300%, 04/01/2044	258	247
4.000%, 10/01/2027	600	615
3.900%, 07/15/2026	750	788
Targa Resources Partners
5.500%, 03/01/2030 (C)	130	126
TC PipeLines
3.900%, 05/25/2027	2,400	2,524
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,516
2.900%, 03/01/2030 (C)	2,331	2,389
Total Capital International
3.127%, 05/29/2050	510	523
2.986%, 06/29/2041	270	276
TransCanada PipeLines
4.875%, 01/15/2026	102	120
4.625%, 03/01/2034	1,088	1,251
3.750%, 10/16/2023	827	893
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	78
3.950%, 05/15/2050 (C)	551	587
3.250%, 05/15/2030 (C)	344	367
Western Midstream Operating
5.500%, 08/15/2048	54	44
5.375%, 06/01/2021	25	25
5.300%, 03/01/2048	162	131
5.250%, 02/01/2050	210	182
4.650%, 07/01/2026	40	38
4.500%, 03/01/2028	60	56
4.050%, 02/01/2030	1,440	1,386
4.000%, 07/01/2022	35	35
3.100%, 02/01/2025	390	370
2.161%, VAR ICE LIBOR USD 3 Month+0.850%, 01/13/2023	130	119
Williams
7.875%, 09/01/2021	735	790
7.750%, 06/15/2031 (D)	841	1,087
7.500%, 01/15/2031	100	128
5.750%, 06/24/2044	51	59
5.400%, 03/04/2044	410	456

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 11/15/2023	$45	$49
3.900%, 01/15/2025	980	1,073
3.750%, 06/15/2027	1,044	1,118
WPX Energy
8.250%, 08/01/2023	50	55
6.000%, 01/15/2022	10	10
5.250%, 10/15/2027	70	65
4.500%, 01/15/2030	60	53

		161,905

Financials — 10.5%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	360	397
Affiliated Managers Group
3.300%, 06/15/2030	1,041	1,062
Ambac LSNI
6.000%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (C)	32	31
American Express
3.700%, 08/03/2023	381	414
3.400%, 02/27/2023	414	443
2.500%, 08/01/2022	1,825	1,890
American Express Credit MTN
1.037%, VAR ICE LIBOR USD 3 Month+0.700%, 03/03/2022	1,430	1,436
American Financial Group
5.250%, 04/02/2030	840	998
American International Group
6.250%, 05/01/2036	100	135
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	1,220	1,183
4.750%, 04/01/2048	806	972
4.500%, 07/16/2044	435	507
4.200%, 04/01/2028	616	698
4.125%, 02/15/2024	107	119
3.900%, 04/01/2026	850	960
3.875%, 01/15/2035	30	34
3.400%, 06/30/2030	735	795
2.500%, 06/30/2025	2,235	2,366
Ameriprise Financial
3.000%, 04/02/2025	547	594
Aon
6.250%, 09/30/2040	19	27
3.500%, 06/14/2024	65	71
Apollo Management Holdings
5.000%, 03/15/2048 (C)	845	1,000
4.400%, 05/27/2026 (C)	530	595
Arch Capital Group
3.635%, 06/30/2050	431	452
Asian Development Bank MTN
0.625%, 04/07/2022	2,911	2,930

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Athene Global Funding
3.000%, 07/01/2022 (C)	$791	$810
2.950%, 11/12/2026 (C)	1,980	1,987
Athene Holding
4.125%, 01/12/2028	820	846
Athene Holdings Ltd
6.150%, 04/03/2030	1,022	1,176
Avolon Holdings Funding
5.125%, 10/01/2023 (C)	120	111
3.950%, 07/01/2024 (C)	715	621
2.875%, 02/15/2025 (C)	975	818
AXA Equitable Holdings
3.900%, 04/20/2023	770	824
Banco Santander
4.379%, 04/12/2028	600	670
3.848%, 04/12/2023	600	639
3.490%, 05/28/2030	200	215
2.746%, 05/28/2025	2,000	2,073
2.431%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	394
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (C)	438	479
Bank of America
6.100%, VAR ICE LIBOR USD 3 Month+3.898%(E)	30	32
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	3,238	3,607
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	7,389	7,761
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/2031	867	917
Bank of America MTN
5.000%, 01/21/2044	830	1,144
4.450%, 03/03/2026	847	975
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	805	1,040
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	1,641	1,936
4.250%, 10/22/2026	80	92
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	179	218
4.200%, 08/26/2024	1,530	1,699
4.183%, 11/25/2027	923	1,056
4.125%, 01/22/2024	399	443
4.100%, 07/24/2023	340	373
4.083%, 03/20/2051 (B)	4,505	5,645
4.000%, 04/01/2024	1,309	1,453
4.000%, 01/22/2025	2,033	2,245
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	1,900	2,212

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	$600	$650
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	524	595
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	1,364	1,529
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	860	919
3.500%, 04/19/2026	780	878
3.300%, 01/11/2023	1,995	2,129
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	240	265
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,352	1,400
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	3,382	3,659
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	265	287
2.496%, VAR ICE LIBOR USD 3 Month+0.990%, 02/13/2031	470	493
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025 (D)	2,739	2,877
1.319%, VAR United States Secured Overnight Financing Rate+1.150%, 06/19/2026	1,000	1,003
Bank of Montreal MTN
1.850%, 05/01/2025	880	911
Bank of New York Mellon
3.550%, 09/23/2021	34	35
3.400%, 05/15/2024	530	583
Bank of New York Mellon MTN
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	840	953
3.250%, 09/11/2024	100	110
1.600%, 04/24/2025	260	269
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.551%(E)	650	649
2.000%, 11/15/2022	970	1,001
1.300%, 06/11/2025	480	483
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	3,045	3,457
2.645%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.900%, 06/24/2031	465	463
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	520	609
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	700	754

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barclays Bank
1.700%, 05/12/2022	$1,435	$1,461
BBVA USA
3.875%, 04/10/2025	430	454
Berkshire Hathaway
3.750%, 08/15/2021 (D)	450	467
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,395	1,788
4.200%, 08/15/2048	500	639
BGC Partners
3.750%, 10/01/2024	1,015	1,001
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (C)(D)	900	1,102
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (C)	1,770	1,959
4.625%, 03/13/2027 (C)	200	224
4.400%, 08/14/2028 (C)	1,447	1,668
3.375%, 01/09/2025 (C)	290	313
2.819%, VAR ICE LIBOR USD 3 Month+1.111%, 11/19/2025 (C)	1,895	1,985
2.219%, VAR United States Secured Overnight Financing Rate+2.074%, 06/09/2026 (C)	1,637	1,676
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr+1.483%, 03/01/2033 (C)(D)	400	446
3.500%, 03/01/2023 (C)	464	491
3.052%, VAR United States Secured Overnight Financing Rate+1.507%, 01/13/2031 (C)	376	396
BPCE
5.150%, 07/21/2024 (C)	410	458
Brighthouse Financial
4.700%, 06/22/2047	364	331
Brookfield Finance
4.350%, 04/15/2030	854	968
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	1,330	1,451
0.950%, 06/23/2023	480	482
Cantor Fitzgerald
4.875%, 05/01/2024 (C)	565	609
Capital One Financial
3.650%, 05/11/2027	661	725
2.600%, 05/11/2023	2,327	2,436
Charles Schwab
4.625%, 03/22/2030	331	413
3.250%, 05/22/2029	499	562
Chubb INA Holdings
3.350%, 05/03/2026	200	228
3.150%, 03/15/2025	74	82
2.875%, 11/03/2022	39	41
2.300%, 11/03/2020	210	211

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citadel
4.875%, 01/15/2027 (C)	$660	$681
Citibank
0.977%, VAR ICE LIBOR USD 3 Month+0.600%, 05/20/2022	2,405	2,409
Citigroup
8.125%, 07/15/2039	1,569	2,717
6.675%, 09/13/2043	70	108
6.625%, 06/15/2032	100	137
6.300%, VAR ICE LIBOR USD 3 Month+3.423%(E)	300	301
5.950%, VAR ICE LIBOR USD 3 Month+3.905%(E)	1,090	1,082
5.950%, VAR ICE LIBOR USD 3 Month+4.068%(E)	360	359
5.500%, 09/13/2025	950	1,127
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	685	930
5.300%, 05/06/2044	225	299
4.750%, 05/18/2046	100	127
4.650%, 07/30/2045	903	1,162
4.650%, 07/23/2048	805	1,054
4.500%, 01/14/2022	380	403
4.450%, 09/29/2027	1,625	1,855
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	4,837	5,739
4.400%, 06/10/2025	1,080	1,209
4.300%, 11/20/2026	240	273
4.125%, 07/25/2028	210	238
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	81	92
4.050%, 07/30/2022	70	74
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	1,860	2,138
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	59	68
3.700%, 01/12/2026	485	542
3.500%, 05/15/2023	630	671
3.400%, 05/01/2026	260	288
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	990	1,070
3.300%, 04/27/2025	120	132
3.200%, 10/21/2026	648	710
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	1,935	2,001
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/2026	4,094	4,403
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	930	990

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	$3,867	$4,000
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	500	510
CME Group
3.000%, 03/15/2025	51	56
Cooperatieve Rabobank UA
5.250%, 08/04/2045	310	424
4.625%, 12/01/2023	1,630	1,797
4.375%, 08/04/2025	2,150	2,420
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	30	32
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Yr Curr+1.644%, 01/10/2033 (C)	250	275
1.907%, VAR SOFRINDX+1.676%, 06/16/2026 (C)	400	406
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	1,085	1,166
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (C)	480	547
3.574%, 01/09/2023 (C)	1,706	1,770
2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/2023 (C)	607	632
2.593%, VAR United States Secured Overnight Financing Rate+1.560%, 09/11/2025 (C)	760	786
2.193%, VAR United States Secured Overnight Financing Rate+2.044%, 06/05/2026 (C)	2,336	2,366
Credit Suisse Group Funding Guernsey
3.800%, 06/09/2023	547	589
Credit Suisse NY
2.950%, 04/09/2025	520	565
Danske Bank
5.375%, 01/12/2024 (C)	650	723
5.000%, 01/12/2022 (C)	1,839	1,932
3.875%, 09/12/2023 (C)	200	212
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (C)	1,768	1,838
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (C)	1,994	2,025
1.226%, 06/22/2024 (C)	1,886	1,891
Danske Bank MTN
4.375%, 06/12/2028 (C)	200	223
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,021	1,250
7.050%, 07/15/2028 (C)	1,000	1,227

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	$1,650	$2,039
Federal Realty Investment Trust
3.950%, 01/15/2024	518	551
Fidelity National Financial
3.400%, 06/15/2030	539	561
Fifth Third Bank
3.950%, 07/28/2025	339	388
2.875%, 10/01/2021	730	750
Ford Motor Credit LLC
5.750%, 02/01/2021	140	141
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%(E)	10	8
Goldman Sachs Group
6.750%, 10/01/2037	583	849
6.250%, 02/01/2041	1,050	1,574
5.750%, 01/24/2022	110	119
5.250%, 07/27/2021	740	777
5.150%, 05/22/2045	960	1,264
4.750%, 10/21/2045	920	1,202
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	270	325
4.250%, 10/21/2025 (D)	1,120	1,261
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	1,300	1,512
3.850%, 01/26/2027	540	609
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	1,330	1,503
3.800%, 03/15/2030	3,245	3,684
3.750%, 02/25/2026	560	625
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	980	1,098
3.500%, 04/01/2025	4,629	5,076
3.500%, 11/16/2026	2,223	2,445
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	4,330	4,666
3.200%, 02/23/2023	470	499
2.750%, 09/15/2020	35	35
2.600%, 02/07/2030	770	807
Goldman Sachs Group MTN
4.800%, 07/08/2044	120	157
4.000%, 03/03/2024	1,230	1,360
3.850%, 07/08/2024	330	364
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	880	914
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	670	672
HSBC Bank
7.650%, 05/01/2025	500	589
4.750%, 01/19/2021 (C)	1,760	1,803
4.125%, 08/12/2020 (C)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Bank USA
7.000%, 01/15/2039	$275	$408
HSBC Holdings
4.950%, 03/31/2030	335	403
4.875%, 01/14/2022	100	106
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	3,345	3,865
4.375%, 11/23/2026	345	384
4.300%, 03/08/2026	1,710	1,930
4.250%, 03/14/2024	510	550
4.250%, 08/18/2025	760	829
4.000%, 03/30/2022	206	217
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	1,150	1,277
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	610	656
3.600%, 05/25/2023	330	354
2.650%, 01/05/2022	200	206
2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/2026	200	202
ILFC E-Capital Trust II
3.270%, 12/21/2065 (C)	400	210
Inter-American Development Bank MTN
0.875%, 04/03/2025	1,287	1,312
Intercontinental Exchange
4.000%, 10/15/2023	65	72
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	440	453
3.125%, 07/14/2022 (C)(D)	600	611
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	2,320	2,377
JPMorgan Chase
8.750%, 09/01/2030	970	1,408
4.950%, 06/01/2045	180	242
4.500%, 01/24/2022	840	892
4.493%, VAR United States Secured Overnight Financing Rate+3.790%,
03/24/2031	3,466	4,225
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	300	359
4.400%, 07/22/2020	210	210
4.350%, 08/15/2021	160	167
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	84	106
4.250%, 10/15/2020	330	334
4.250%, 10/01/2027	720	838
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	800	938
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	645	783
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	4,550	5,014

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.900%, 07/15/2025	$680	$769
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	115	139
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	325	382
3.875%, 09/10/2024	1,540	1,707
3.625%, 05/13/2024	230	254
3.625%, 12/01/2027	230	254
3.207%, VAR ICE LIBOR USD 3 Month+0.695%, 04/01/2023	1,063	1,107
3.200%, 01/25/2023	100	106
3.200%, 06/15/2026	1,210	1,343
3.109%, 04/22/2051 (B)	900	969
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031	2,004	2,125
2.950%, 10/01/2026	474	521
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	1,885	1,952
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	1,230	1,320
2.700%, 05/18/2023	1,180	1,244
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	1,700	1,795
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/2025	1,190	1,246
2.182%, VAR United States Secured Overnight Financing Rate+1.890%, 06/01/2028	999	1,034
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	830	862
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	4,671	4,749
1.240%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	1,590	1,391
KKR Group Finance II
5.500%, 02/01/2043 (C)	80	98
KKR Group Finance III
5.125%, 06/01/2044 (C)	535	643
Landwirtschaftliche Rentenbank
0.500%, 05/27/2025	1,998	2,001
Lincoln National
3.050%, 01/15/2030	1,063	1,119
Lloyds Banking Group
4.375%, 03/22/2028	925	1,073
4.344%, 01/09/2048	200	234
4.050%, 08/16/2023	200	217
3.900%, 03/12/2024	800	876

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.870%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+3.500%, 07/09/2025	$1,755	$1,906
3.100%, 07/06/2021	490	502
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	2,915	3,033
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	1,875	1,931
1.326%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.100%, 06/15/2023	675	679
Macquarie Bank
3.624%, 06/03/2030 (C)	425	446
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (C)	88	90
MassMutual Global Funding II
2.250%, 07/01/2022 (C)	1,268	1,306
MDGH - GMTN BV MTN
2.875%, 11/07/2029 (C)	570	597
Mercury General
4.400%, 03/15/2027	935	1,020
MetLife
6.400%, 12/15/2036	420	496
5.700%, 06/15/2035	15	22
MetLife Capital Trust IV
7.875%, 12/15/2037 (C)	800	1,014
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	1,955	2,213
2.950%, 04/09/2030 (C)	1,255	1,375
2.400%, 01/08/2021 (C)	245	248
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	230	238
Morgan Stanley MTN
5.597%, 03/24/2051 (B)	150	228
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	340	405
4.100%, 05/22/2023	940	1,016
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	119	141
3.875%, 04/29/2024	1,685	1,863
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	1,080	1,230
3.750%, 02/25/2023	725	782
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	2,920	3,336
3.125%, 01/23/2023	1,120	1,187
3.125%, 07/27/2026	190	209
2.750%, 05/19/2022	1,216	1,264
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	980	1,040

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	$910	$964
2.625%, 11/17/2021	1,066	1,096
2.500%, 04/21/2021	280	285
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	1,300	1,353
0.761%, VAR United States Secured Overnight Financing Rate+0.700%, 01/20/2023	2,455	2,447
MUFG Bank
4.100%, 09/09/2023 (C)	200	220
National Securities Clearing
1.500%, 04/23/2025 (C)	3,035	3,104
1.200%, 04/23/2023 (C)	410	416
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)	1,428	1,545
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month+1.181%, 04/26/2023 (C)	830	862
Nationwide Financial Services
3.900%, 11/30/2049 (C)	784	781
Nationwide Mutual Insurance
4.350%, 04/30/2050 (C)	437	466
2.603%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	3,735	3,719
New York Life Global Funding
2.875%, 04/10/2024 (C)	1,045	1,126
0.950%, 06/24/2025 (C)	340	341
New York Life Insurance
6.750%, 11/15/2039 (C)	345	524
Nomura Holdings
3.103%, 01/16/2030	1,727	1,799
2.648%, 01/16/2025	1,183	1,234
Nordea Bank Abp
4.875%, 05/13/2021 (C)	250	258
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (C)	1,212	1,341
Ohio National Financial Services
5.550%, 01/24/2030 (C)	625	596
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	500	457
5.250%, 08/15/2022 (C)	2,335	2,192
4.500%, 03/15/2023 (C)	2,070	1,888
Pipeline Funding
7.500%, 01/15/2030 (C)	415	557
Principal Life Global Funding II
1.250%, 06/23/2025 (C)	160	161
Prudential Financial MTN
5.625%, 05/12/2041	10	13
4.350%, 02/25/2050	336	403

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Raymond James Financial
4.950%, 07/15/2046	$650	$786
4.650%, 04/01/2030	595	709
Royal Bank of Canada MTN
3.200%, 04/30/2021	480	492
2.150%, 10/26/2020	420	422
1.600%, 04/17/2023	760	780
1.150%, 06/10/2025	460	461
Royal Bank of Scotland Group
6.125%, 12/15/2022	390	426
6.100%, 06/10/2023	550	609
6.000%, 12/19/2023	860	963
5.125%, 05/28/2024	490	536
4.892%, VAR ICE LIBOR USD 3 Month+1.754%, 05/18/2029	200	236
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	830	901
4.445%, VAR ICE LIBOR USD 3 Month+1.871%, 05/08/2030	520	603
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	220	239
3.875%, 09/12/2023	720	776
3.754%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.100%, 11/01/2029	509	527
3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.550%, 05/22/2028	520	547
2.359%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.150%, 05/22/2024	287	295
Santander Holdings USA
4.500%, 07/17/2025	80	87
4.450%, 12/03/2021	1,325	1,381
3.450%, 06/02/2025	1,642	1,710
Santander UK Group Holdings
4.796%, VAR ICE LIBOR USD 3 Month+1.570%, 11/15/2024	750	830
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/2024	760	797
Scentre Group Trust 1
4.375%, 05/28/2030 (C)	635	698
3.625%, 01/28/2026 (C)	1,151	1,205
Societe Generale
2.625%, 10/16/2024 (C)	383	391
Societe Generale MTN
2.625%, 01/22/2025 (C)	2,078	2,121
State Street
3.300%, 12/16/2024	70	78
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031 (C)	710	796

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/2023 (C)	$836	$867
Sumitomo Mitsui Financial Group
2.130%, 07/08/2030	523	524
2.058%, 07/14/2021	340	346
1.474%, 07/08/2025	1,820	1,822
SVB Financial Group
3.125%, 06/05/2030	266	285
Svensk Exportkredit MTN
0.750%, 04/06/2023	1,711	1,724
Svenska Handelsbanken MTN
3.350%, 05/24/2021	500	513
Swedbank
1.300%, 06/02/2023 (C)	580	587
Synchrony Financial
2.850%, 07/25/2022	435	442
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	124	186
4.900%, 09/15/2044 (C)	240	308
3.300%, 05/15/2050 (C)	2,000	2,061
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	590	606
1.900%, 12/01/2022	355	367
1.150%, 06/12/2025 (D)	460	466
0.750%, 06/12/2023	910	915
Truist Bank
4.050%, 11/03/2025 (D)	535	616
2.250%, 03/11/2030	426	429
Truist Financial MTN
2.200%, 03/16/2023	2,530	2,627
UBS
1.750%, 04/21/2022 (C)	850	866
UBS MTN
4.500%, 06/26/2048 (C)	200	279
UBS Group
7.000%, VAR USD Swap Semi 30/360 5
Yr Curr+4.344%(C)(E)	1,640	1,704
4.253%, 03/23/2028 (C)	930	1,055
4.125%, 09/24/2025 (C)	200	227
3.491%, 05/23/2023 (C)	1,650	1,726
2.859%, VAR ICE LIBOR USD 3 Month+0.954%, 08/15/2023 (C)	1,808	1,873
2.650%, 02/01/2022 (C)	385	397
UniCredit MTN
6.572%, 01/14/2022 (C)	1,350	1,426
US Bancorp
2.400%, 07/30/2024	1,770	1,885
1.450%, 05/12/2025	1,020	1,051
US Bancorp MTN
2.950%, 07/15/2022	25	26

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Bank
3.150%, 04/26/2021	$550	$561
USAA Capital
1.500%, 05/01/2023 (C)	150	154
Validus Holdings
8.875%, 01/26/2040	905	1,401
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%(E)	2,790	2,770
WEA Finance
4.750%, 09/17/2044 (C)	230	225
3.750%, 09/17/2024 (C)	990	1,021
Wells Fargo
7.950%, 11/15/2029	495	653
5.375%, 11/02/2043	400	542
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	2,795	2,915
3.000%, 10/23/2026	1,030	1,122
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	2,760	2,854
Wells Fargo MTN
5.013%, 04/04/2051 (B)	13,281	18,434
4.900%, 11/17/2045	909	1,165
4.750%, 12/07/2046	700	897
4.650%, 11/04/2044	261	323
4.600%, 04/01/2021	160	165
4.478%, VAR ICE LIBOR USD 3 Month+3.770%, 04/04/2031	2,630	3,179
4.400%, 06/14/2046	1,370	1,634
4.300%, 07/22/2027	2,310	2,652
4.150%, 01/24/2029 (D)	1,010	1,189
4.125%, 08/15/2023	900	977
3.750%, 01/24/2024	250	273
3.500%, 03/08/2022	430	450
3.450%, 02/13/2023	660	701
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	1,550	1,681
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	2,285	2,444
2.625%, 07/22/2022	735	766
2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/2025	1,005	1,046
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/2028	1,505	1,555
Westpac Banking
2.600%, 11/23/2020	500	504
Willis North America
2.950%, 09/15/2029	1,200	1,270

		449,590

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 4.5%
Abbott Laboratories
4.900%, 11/30/2046	$470	$675
4.750%, 11/30/2036	260	352
3.750%, 11/30/2026 (D)	873	1,016
1.150%, 01/30/2028	475	476
AbbVie
5.000%, 12/15/2021 (C)	35	37
4.875%, 11/14/2048	300	394
4.625%, 10/01/2042 (C)	38	46
4.500%, 05/14/2035	715	861
4.450%, 05/14/2046	802	979
4.400%, 11/06/2042	1,500	1,795
4.250%, 11/14/2028	580	679
4.250%, 11/21/2049 (C)	5,196	6,298
4.050%, 11/21/2039 (C)	953	1,114
3.850%, 06/15/2024 (C)	500	548
3.800%, 03/15/2025 (C)	3,211	3,563
3.750%, 11/14/2023	186	202
3.600%, 05/14/2025	770	851
3.450%, 03/15/2022 (C)	370	385
3.250%, 10/01/2022 (C)	513	538
3.200%, 11/06/2022	44	46
3.200%, 11/21/2029 (C)	2,204	2,425
2.950%, 11/21/2026 (C)	705	767
2.900%, 11/06/2022	1,056	1,108
2.600%, 11/21/2024 (C)	2,629	2,791
2.300%, 11/21/2022 (C)	3,832	3,964
Advocate Health & Hospitals
2.211%, 06/15/2030	1,615	1,655
Aetna
3.875%, 08/15/2047	348	393
2.800%, 06/15/2023	2,650	2,794
Amgen
5.150%, 11/15/2041	660	877
4.663%, 06/15/2051	576	768
4.400%, 05/01/2045	2,842	3,536
3.625%, 05/22/2024	130	143
3.375%, 02/21/2050	323	360
3.150%, 02/21/2040	356	382
2.300%, 02/25/2031	522	546
2.200%, 02/21/2027	675	712
Anthem
4.625%, 05/15/2042	41	51
3.650%, 12/01/2027	667	760
3.500%, 08/15/2024	590	646
3.350%, 12/01/2024	1,425	1,565
3.125%, 05/15/2022	468	490
3.125%, 05/15/2050	347	359
2.950%, 12/01/2022	661	697
2.250%, 05/15/2030	864	886

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AstraZeneca
3.500%, 08/17/2023	$805	$870
Bausch Health
7.250%, 05/30/2029 (C)	260	273
6.250%, 02/15/2029 (C)	410	412
5.500%, 11/01/2025 (C)	20	21
Baxalta
3.600%, 06/23/2022	546	575
Baxter International
3.950%, 04/01/2030 (C)	425	503
Baycare International
3.831%, 11/15/2050	1,595	1,953
Bayer US Finance
3.375%, 10/08/2024 (C)	2,300	2,509
Bayer US Finance II
4.875%, 06/25/2048 (C)	2,155	2,755
4.700%, 07/15/2064 (C)	210	254
4.625%, 06/25/2038 (C)	420	514
4.375%, 12/15/2028 (C)	4,240	4,955
4.250%, 12/15/2025 (C)	845	970
3.875%, 12/15/2023 (C)	115	126
3.500%, 06/25/2021 (C)	630	646
Becton Dickinson
4.685%, 12/15/2044	301	371
3.734%, 12/15/2024	1,047	1,155
3.700%, 06/06/2027	121	135
3.363%, 06/06/2024	1,670	1,802
3.250%, 11/12/2020	168	169
1.181%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	726	726
Biogen
5.200%, 09/15/2045	120	157
3.625%, 09/15/2022	430	457
3.150%, 05/01/2050	318	306
Bon Secours Mercy Health
3.464%, 06/01/2030	855	945
Bristol-Myers Squibb
5.250%, 08/15/2043 (C)	40	59
5.000%, 08/15/2045 (C)	230	321
4.550%, 02/20/2048 (C)	166	225
4.350%, 11/15/2047 (C)	207	273
4.250%, 10/26/2049 (C)	265	350
3.900%, 02/20/2028 (C)	502	591
3.875%, 08/15/2025 (C)	820	933
3.550%, 08/15/2022 (C)	360	382
3.450%, 11/15/2027 (C)	469	540
3.400%, 07/26/2029 (C)	826	962
3.200%, 06/15/2026 (C)	1,428	1,602
2.900%, 07/26/2024 (C)	1,800	1,947
2.875%, 02/19/2021 (C)	80	81
2.750%, 02/15/2023 (C)	300	316
2.600%, 05/16/2022 (C)	550	572

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 08/15/2021 (C)	$420	$428
Centene
4.625%, 12/15/2029	230	243
3.375%, 02/15/2030	230	232
Cigna
4.900%, 12/15/2048	2,135	2,814
4.375%, 10/15/2028	893	1,057
4.125%, 11/15/2025	290	333
3.875%, 10/15/2047 (C)	691	790
3.750%, 07/15/2023	872	947
3.400%, 09/17/2021	1,097	1,133
3.400%, 03/01/2027 (C)	1,472	1,622
3.400%, 03/15/2050	280	301
3.200%, 09/17/2020	320	322
2.400%, 03/15/2030	1,755	1,821
CommonSpirit Health
4.350%, 11/01/2042	480	499
4.187%, 10/01/2049	635	647
CVS Health
5.125%, 07/20/2045	1,611	2,076
5.050%, 03/25/2048	4,945	6,477
4.780%, 03/25/2038	815	1,013
4.300%, 03/25/2028	3,690	4,316
4.250%, 04/01/2050	30	36
4.125%, 04/01/2040	160	189
4.100%, 03/25/2025	550	622
4.000%, 12/05/2023	474	520
3.875%, 07/20/2025	515	579
3.750%, 04/01/2030	400	461
3.700%, 03/09/2023	2,249	2,415
3.625%, 04/01/2027	890	1,000
3.350%, 03/09/2021	112	114
3.000%, 08/15/2026	351	384
2.750%, 12/01/2022	510	532
2.625%, 08/15/2024	995	1,062
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	74	82
Danaher
3.350%, 09/15/2025 (D)	326	364
DENTSPLY SIRONA
3.250%, 06/01/2030	355	373
DH Europe Finance II Sarl
3.400%, 11/15/2049	271	305
2.600%, 11/15/2029	1,121	1,193
2.200%, 11/15/2024	892	938
2.050%, 11/15/2022	521	538
Eli Lilly
2.250%, 05/15/2050	493	473
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (C)	170	180
Gilead Sciences
5.650%, 12/01/2041	35	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 03/01/2046	$546	$738
4.500%, 02/01/2045	10	13
3.700%, 04/01/2024	410	454
3.650%, 03/01/2026 (D)	460	527
3.250%, 09/01/2022	670	708
2.550%, 09/01/2020	130	131
GlaxoSmithKline Capital
3.000%, 06/01/2024	310	335
2.850%, 05/08/2022	30	31
HCA
5.875%, 02/01/2029	410	464
5.625%, 09/01/2028	60	67
5.500%, 06/15/2047	60	73
5.375%, 02/01/2025	160	171
5.250%, 04/15/2025	820	940
5.250%, 06/15/2026	30	35
5.250%, 06/15/2049	2,323	2,783
5.125%, 06/15/2039	760	886
5.000%, 03/15/2024	1,390	1,545
4.500%, 02/15/2027	20	22
3.500%, 09/01/2030	520	501
Health Care Service A Mutual Legal Reserve
2.200%, 06/01/2030 (C)	855	856
1.500%, 06/01/2025 (C)	770	783
Humana
4.950%, 10/01/2044	60	79
4.800%, 03/15/2047 (D)	30	39
4.625%, 12/01/2042	170	206
4.500%, 04/01/2025	80	91
3.950%, 03/15/2027	70	79
3.850%, 10/01/2024	1,470	1,610
3.150%, 12/01/2022	560	587
2.900%, 12/15/2022	750	783
2.500%, 12/15/2020	1,015	1,024
Johnson & Johnson
3.700%, 03/01/2046	170	213
3.625%, 03/03/2037	260	310
3.500%, 01/15/2048	92	115
3.400%, 01/15/2038	173	205
2.625%, 01/15/2025	86	93
Medtronic
4.625%, 03/15/2045	9	12
3.500%, 03/15/2025	343	387
Merck
3.700%, 02/10/2045	226	270
2.450%, 06/24/2050	237	238
2.400%, 09/15/2022	29	30
2.350%, 06/24/2040	237	241
1.450%, 06/24/2030	2,738	2,735
0.750%, 02/24/2026	530	529
Mylan
3.950%, 06/15/2026	620	693

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New York and Presbyterian Hospital
3.563%, 08/01/2036	$730	$792
Novartis Capital
2.200%, 08/14/2030	564	596
2.000%, 02/14/2027	572	606
Partners Healthcare System
3.342%, 07/01/2060	1,170	1,281
3.192%, 07/01/2049	115	122
Perrigo Finance Unlimited
3.150%, 06/15/2030	861	870
Pfizer
4.000%, 12/15/2036	815	999
2.800%, 03/11/2022	313	326
2.700%, 05/28/2050	528	547
2.625%, 04/01/2030	1,230	1,355
2.550%, 05/28/2040	495	512
1.700%, 05/28/2030	420	427
0.800%, 05/28/2025	670	670
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	1,166
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	2,418	2,563
Stryker
2.900%, 06/15/2050	489	490
1.950%, 06/15/2030	635	639
1.150%, 06/15/2025	697	701
Takeda Pharmaceutical
4.400%, 11/26/2023	2,174	2,416
3.375%, 07/09/2060	253	253
3.175%, 07/09/2050	550	548
2.050%, 03/31/2030	3,659	3,657
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	680	675
2.950%, 12/18/2022	190	183
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	130	130
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/2025 (C)	600	639
6.000%, 04/15/2024	200	206
3.150%, 10/01/2026	340	304
2.800%, 07/21/2023	630	595
2.200%, 07/21/2021	750	735
Thermo Fisher Scientific
4.497%, 03/25/2030	1,431	1,774
UnitedHealth Group
5.800%, 03/15/2036	280	396
4.750%, 07/15/2045	1,150	1,549
4.625%, 07/15/2035	523	684
4.450%, 12/15/2048	90	118
4.250%, 04/15/2047	450	578
4.250%, 06/15/2048	110	141

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 10/15/2020	$710	$712
3.875%, 12/15/2028	170	204
3.875%, 08/15/2059	1,088	1,333
3.750%, 07/15/2025	270	308
3.750%, 10/15/2047	281	335
3.700%, 12/15/2025	351	402
3.700%, 08/15/2049	150	177
3.500%, 06/15/2023	150	163
3.500%, 08/15/2039	111	129
3.375%, 11/15/2021	75	78
3.350%, 07/15/2022	28	30
3.125%, 05/15/2060	313	335
2.900%, 05/15/2050	527	557
2.875%, 12/15/2021	290	301
2.875%, 03/15/2023	50	53
2.750%, 05/15/2040	899	962
2.700%, 07/15/2020	440	440
2.375%, 10/15/2022	70	73
2.000%, 05/15/2030	1,251	1,310
1.250%, 01/15/2026	170	173
Upjohn
4.000%, 06/22/2050 (C)	973	1,035
2.700%, 06/22/2030 (C)	405	416
2.300%, 06/22/2027 (C)	195	201
1.125%, 06/22/2022 (C)	3,500	3,521
Wyeth
5.950%, 04/01/2037	470	686
Zimmer Biomet Holdings
1.066%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/2021	1,500	1,500

		190,034

Industrials — 2.8%
3M
3.700%, 04/15/2050	660	786
3.250%, 08/26/2049	220	245
3.050%, 04/15/2030	90	102
2.375%, 08/26/2029	390	422
AerCap Ireland Capital DAC
6.500%, 07/15/2025	672	705
5.000%, 10/01/2021	1,250	1,264
4.875%, 01/16/2024	1,829	1,818
4.625%, 07/01/2022	378	382
4.500%, 05/15/2021	2,140	2,153
4.450%, 04/03/2026	200	189
3.950%, 02/01/2022	1,047	1,047
3.875%, 01/23/2028	345	312
3.650%, 07/21/2027	650	576
3.500%, 05/26/2022	313	310
3.500%, 01/15/2025	232	218
Air Lease
3.625%, 04/01/2027	221	217

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 12/01/2027	$216	$211
3.500%, 01/15/2022	1,110	1,122
3.375%, 07/01/2025	310	311
3.250%, 03/01/2025	1,645	1,649
Air Lease MTN
2.300%, 02/01/2025	355	340
Avolon Holdings Funding
5.250%, 05/15/2024 (C)	120	110
BAE Systems
4.750%, 10/11/2021 (C)	2,100	2,193
Boeing
5.930%, 05/01/2060	450	534
5.805%, 05/01/2050	2,377	2,807
5.705%, 05/01/2040	600	683
5.150%, 05/01/2030	740	825
4.875%, 05/01/2025	1,500	1,635
4.508%, 05/01/2023	1,420	1,500
3.750%, 02/01/2050	350	314
3.625%, 03/01/2048	23	20
3.550%, 03/01/2038	196	179
3.250%, 02/01/2035	1,210	1,103
3.200%, 03/01/2029	490	485
3.100%, 05/01/2026	160	163
2.950%, 02/01/2030 (D)	531	523
2.800%, 03/01/2027	190	183
2.700%, 02/01/2027	1,039	1,015
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	137
5.400%, 06/01/2041	50	68
4.150%, 12/15/2048	150	188
4.050%, 06/15/2048	124	154
3.450%, 09/15/2021	91	94
Canadian Pacific Railway
6.125%, 09/15/2115	44	68
Carrier Global
3.577%, 04/05/2050 (C)	250	246
3.377%, 04/05/2040 (C)	230	225
2.722%, 02/15/2030 (C)	670	673
2.700%, 02/15/2031 (C)	210	209
2.493%, 02/15/2027 (C)	70	71
2.242%, 02/15/2025 (C)	1,000	1,022
1.923%, 02/15/2023 (C)	160	163
Caterpillar
3.400%, 05/15/2024	205	225
Caterpillar Financial Services MTN
2.850%, 05/17/2024	170	184
Cintas No. 2
3.700%, 04/01/2027	400	454
2.900%, 04/01/2022	400	415
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/2020	–	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	$1,530	$1,435
CoStar Group
2.800%, 07/15/2030 (C)	830	849
Crowley Conro
4.181%, 08/15/2043	475	597
CSX
4.750%, 11/15/2048	226	300
4.300%, 03/01/2048	42	52
DAE Funding
5.750%, 11/15/2023 (C)	70	67
Deere
3.750%, 04/15/2050	829	1,020
3.100%, 04/15/2030	100	113
2.750%, 04/15/2025	680	743
Delta Air Lines
7.375%, 01/15/2026	790	764
7.000%, 05/01/2025 (C)	2,370	2,446
4.375%, 04/19/2028	153	126
3.800%, 04/19/2023	381	340
3.625%, 03/15/2022	330	313
3.400%, 04/19/2021	510	496
Delta Air Lines Pass Through Trust, Ser 2020- 1, Cl AA
2.000%, 06/10/2028	4,000	3,813
Delta Air Lines Pass-Through Trust, Ser 2007- 1, Cl A
6.821%, 08/10/2022	381	373
DP World MTN
5.625%, 09/25/2048 (C)	990	1,079
Eaton
7.625%, 04/01/2024	75	88
4.150%, 11/02/2042	140	166
2.750%, 11/02/2022	900	947
Equifax
3.950%, 06/15/2023	1,612	1,742
2.600%, 12/15/2025	255	272
GE Capital Funding
4.400%, 05/15/2030 (C)	1,530	1,592
3.450%, 05/15/2025 (C)	1,394	1,460
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	4,371	4,444
General Dynamics
4.250%, 04/01/2040	166	207
4.250%, 04/01/2050	230	298
3.625%, 04/01/2030	1,550	1,813
3.500%, 05/15/2025	60	67
3.250%, 04/01/2025	160	177
General Electric
4.350%, 05/01/2050	260	257

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	33

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 05/01/2040	$2,105	$2,095
3.625%, 05/01/2030	3,267	3,271
3.450%, 05/01/2027	1,070	1,095
General Electric MTN
6.875%, 01/10/2039	1,216	1,494
6.750%, 03/15/2032	1,335	1,624
6.150%, 08/07/2037	394	459
5.875%, 01/14/2038	2,991	3,376
3.100%, 01/09/2023	114	119
0.872%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	2,400	1,552
GFL Environmental
4.250%, 06/01/2025 (C)	250	252
Honeywell International
1.950%, 06/01/2030	940	982
1.350%, 06/01/2025	310	318
Hutama Karya Persero MTN
3.750%, 05/11/2030 (C)	386	403
IHS Markit
5.000%, 11/01/2022 (C)	750	804
4.750%, 02/15/2025 (C)	355	398
4.750%, 08/01/2028	1,215	1,426
International Lease Finance
8.625%, 01/15/2022	180	193
5.875%, 08/15/2022	249	262
John Deere Capital MTN
1.750%, 03/09/2027	460	478
1.200%, 04/06/2023	768	782
0.550%, 07/05/2022	997	1,000
L3Harris Technologies
5.054%, 04/27/2045	270	355
4.854%, 04/27/2035	80	102
Lockheed Martin
4.500%, 05/15/2036	90	117
4.070%, 12/15/2042	91	115
3.550%, 01/15/2026	1,190	1,368
3.100%, 01/15/2023	50	53
Mileage Plus Holdings
6.500%, 06/20/2027 (C)	510	511
Northrop Grumman
5.250%, 05/01/2050	1,640	2,353
5.150%, 05/01/2040	507	675
4.030%, 10/15/2047	960	1,164
3.250%, 08/01/2023	1,666	1,799
3.250%, 01/15/2028	1,661	1,858
2.930%, 01/15/2025	856	926
2.550%, 10/15/2022	1,331	1,391
Otis Worldwide
2.565%, 02/15/2030 (C)	690	725
2.293%, 04/05/2027 (C)	230	240
2.056%, 04/05/2025 (C)	1,535	1,610

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Parker-Hannifin
2.700%, 06/14/2024	$400	$426
Prime Security Services Borrower
5.750%, 04/15/2026 (C)	320	332
Raytheon
3.125%, 10/15/2020	430	433
Raytheon Technologies
4.125%, 11/16/2028	280	330
3.150%, 12/15/2024 (C)	200	216
2.250%, 07/01/2030	420	437
Republic Services
3.950%, 05/15/2028	335	391
2.500%, 08/15/2024	635	675
Southwest Airlines
5.125%, 06/15/2027	1,046	1,082
4.750%, 05/04/2023	696	715
TransDigm
8.000%, 12/15/2025 (C)	120	126
6.250%, 03/15/2026 (C)	280	279
Union Pacific
4.300%, 03/01/2049	85	109
3.950%, 09/10/2028	2,780	3,301
3.839%, 03/20/2060	1,030	1,190
3.750%, 07/15/2025	340	385
3.750%, 02/05/2070	333	371
3.250%, 02/05/2050	2,025	2,219
3.150%, 03/01/2024	276	299
2.950%, 03/01/2022	578	601
2.400%, 02/05/2030	638	680
2.150%, 02/05/2027	516	547
United Parcel Service
5.300%, 04/01/2050	480	691
5.200%, 04/01/2040	240	331
United Rentals North America
6.500%, 12/15/2026	80	84
5.500%, 07/15/2025	150	154
4.875%, 01/15/2028	150	154
3.875%, 11/15/2027	100	100
United Technologies
4.625%, 11/16/2048	51	66
4.500%, 06/01/2042	170	212
4.450%, 11/16/2038	499	610
4.150%, 05/15/2045	59	71
3.950%, 08/16/2025	1,944	2,212
3.650%, 08/16/2023	67	73
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	558	473
Waste Management
4.600%, 03/01/2021	90	92
4.150%, 07/15/2049	210	263
4.000%, 07/15/2039	50	51

34	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 05/15/2024	$370	$403
3.450%, 06/15/2029 (D)	280	288
3.200%, 06/15/2026	645	661

		121,581

Information Technology — 2.3%
Adobe
2.300%, 02/01/2030	1,158	1,251
Apple
4.650%, 02/23/2046	270	372
4.375%, 05/13/2045	360	475
4.250%, 02/09/2047	446	588
3.850%, 05/04/2043	530	656
3.450%, 02/09/2045	31	36
3.200%, 05/13/2025	304	339
3.200%, 05/11/2027	232	263
2.850%, 05/06/2021	113	115
2.750%, 01/13/2025	315	342
2.650%, 05/11/2050	462	484
2.450%, 08/04/2026	1,410	1,532
2.150%, 02/09/2022	82	84
2.050%, 09/11/2026	1,046	1,118
2.000%, 11/13/2020	500	503
1.550%, 08/04/2021	20	20
1.125%, 05/11/2025	1,110	1,133
0.750%, 05/11/2023	1,315	1,329
Avnet
3.750%, 12/01/2021	1,000	1,026
Broadcom
5.000%, 04/15/2030 (C)	437	502
4.700%, 04/15/2025 (C)	1,910	2,152
4.250%, 04/15/2026 (C)	558	621
4.150%, 11/15/2030 (C)	1,944	2,113
3.875%, 01/15/2027	789	853
3.625%, 01/15/2024	1,940	2,085
3.150%, 11/15/2025 (C)	4,326	4,604
3.125%, 10/15/2022 (C)	500	521
2.250%, 11/15/2023 (C)	690	713
Dell International
6.020%, 06/15/2026 (C)	39	45
4.420%, 06/15/2021 (C)	2,775	2,853
Fiserv
4.200%, 10/01/2028	56	66
3.500%, 07/01/2029	597	671
3.200%, 07/01/2026	558	618
Hewlett Packard Enterprise
4.650%, 10/01/2024	2,245	2,521
HP
2.200%, 06/17/2025	1,047	1,081
Intel
4.950%, 03/25/2060	480	705
4.750%, 03/25/2050	4,750	6,696

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.600%, 03/25/2040	$552	$729
4.100%, 05/19/2046	1,000	1,248
3.700%, 07/29/2025 (D)	223	253
3.300%, 10/01/2021	35	36
3.250%, 11/15/2049	735	830
3.100%, 07/29/2022	35	37
2.450%, 11/15/2029	384	415
International Business Machines
4.150%, 05/15/2039	259	314
3.300%, 05/15/2026	196	220
3.000%, 05/15/2024	1,510	1,635
KLA
3.300%, 03/01/2050	444	459
Lam Research
2.875%, 06/15/2050	586	604
1.900%, 06/15/2030	595	608
Leidos
4.375%, 05/15/2030 (C)	985	1,110
Marvell Technology Group
4.200%, 06/22/2023	810	870
Mastercard
3.850%, 03/26/2050	900	1,120
3.375%, 04/01/2024	250	277
3.350%, 03/26/2030	635	734
3.300%, 03/26/2027	332	376
Micron Technology
2.497%, 04/24/2023	1,460	1,517
Microsoft
4.100%, 02/06/2037	759	979
3.950%, 08/08/2056	199	256
3.700%, 08/08/2046	170	212
3.625%, 12/15/2023 (D)	89	98
3.500%, 02/12/2035	508	620
3.450%, 08/08/2036 (D)	250	302
3.300%, 02/06/2027	1,550	1,774
2.875%, 02/06/2024	1,208	1,301
2.700%, 02/12/2025	250	273
2.675%, 06/01/2060	647	673
2.525%, 06/01/2050	740	772
2.400%, 02/06/2022	600	619
2.400%, 08/08/2026	1,700	1,855
2.375%, 02/12/2022	20	21
2.375%, 05/01/2023	20	21
1.550%, 08/08/2021	400	405
NetApp
1.875%, 06/22/2025	735	745
NVIDIA
3.700%, 04/01/2060	310	368
3.500%, 04/01/2040	766	893
3.500%, 04/01/2050	2,040	2,331
2.850%, 04/01/2030	1,560	1,735

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	35

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NXP BV
4.300%, 06/18/2029 (C)	$436	$495
3.875%, 06/18/2026 (C)	1,154	1,291
3.400%, 05/01/2030 (C)	712	766
3.150%, 05/01/2027 (C)	561	595
2.700%, 05/01/2025 (C)	610	639
Oracle
4.000%, 11/15/2047	501	584
3.900%, 05/15/2035	1,720	2,075
3.850%, 04/01/2060	549	643
3.800%, 11/15/2037	235	271
3.600%, 04/01/2040	1,040	1,180
2.950%, 11/15/2024	545	591
2.950%, 04/01/2030	1,040	1,158
2.800%, 04/01/2027	996	1,088
2.625%, 02/15/2023	431	453
PayPal Holdings
2.300%, 06/01/2030	2,545	2,658
1.650%, 06/01/2025	1,660	1,716
1.350%, 06/01/2023	1,290	1,315
Prosus
4.850%, 07/06/2027 (C)	550	615
QUALCOMM
2.600%, 01/30/2023	910	955
salesforce.com
3.700%, 04/11/2028	670	782
3.250%, 04/11/2023	480	516
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	570	621
Texas Instruments
4.150%, 05/15/2048	300	387
1.750%, 05/04/2030	290	294
1.375%, 03/12/2025	412	423
Visa
4.300%, 12/14/2045	690	911
3.650%, 09/15/2047	235	286
3.150%, 12/14/2025	1,410	1,571
2.800%, 12/14/2022	40	42
2.200%, 12/14/2020	80	81
1.900%, 04/15/2027	755	789
VMware
4.500%, 05/15/2025	390	427

		96,949

Materials — 0.9%
Air Liquide Finance
2.250%, 09/27/2023 (C)	590	616
Air Products and Chemicals
2.700%, 05/15/2040	166	175
Amcor Finance USA
4.500%, 05/15/2028 (D)	360	414
3.625%, 04/28/2026	2,425	2,659

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anglo American Capital
4.750%, 04/10/2027 (C)	$720	$801
4.000%, 09/11/2027 (C)	200	214
3.750%, 04/10/2022 (C)	280	288
3.625%, 09/11/2024 (C)	710	745
ArcelorMittal
7.250%, 10/15/2039	120	143
6.125%, 06/01/2025	670	727
4.550%, 03/11/2026	330	334
3.600%, 07/16/2024	600	595
Barrick
5.250%, 04/01/2042	80	105
Barrick North America Finance
5.750%, 05/01/2043	441	623
5.700%, 05/30/2041	906	1,218
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (C)	830	958
5.000%, 09/30/2043	410	567
4.125%, 02/24/2042	40	49
2.875%, 02/24/2022	50	52
CCL Industries
3.050%, 06/01/2030 (C)	850	868
Dow Chemical
5.250%, 11/15/2041	25	30
4.800%, 05/15/2049	360	427
DuPont de Nemours
4.493%, 11/15/2025	2,388	2,747
4.205%, 11/15/2023	861	944
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	480	506
Freeport-McMoRan
5.450%, 03/15/2043	605	593
5.400%, 11/14/2034	50	49
4.550%, 11/14/2024	40	41
3.875%, 03/15/2023	20	20
3.550%, 03/01/2022 (D)	347	347
Georgia-Pacific
2.300%, 04/30/2030 (C)	871	907
2.100%, 04/30/2027 (C)	530	550
1.750%, 09/30/2025 (C)	1,098	1,133
Glencore Funding
4.125%, 05/30/2023 (C)(D)	200	214
4.125%, 03/12/2024 (C)	1,390	1,490
4.000%, 03/27/2027 (C)	1,220	1,308
3.875%, 10/27/2027 (C)	300	319
3.000%, 10/27/2022 (C)	30	31
Industrias Penoles
4.150%, 09/12/2029 (C)	1,005	1,043
International Flavors & Fragrances
5.000%, 09/26/2048	1,720	2,007

36	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Paper
4.400%, 08/15/2047	$328	$386
LyondellBasell Industries
5.750%, 04/15/2024	200	230
Nacional del Cobre de Chile
4.250%, 07/17/2042 (C)	970	1,063
Newcrest Finance Pty
3.250%, 05/13/2030 (C)	630	677
Newmont
2.250%, 10/01/2030	520	527
Nucor
2.700%, 06/01/2030	348	365
2.000%, 06/01/2025	348	360
Nutrien
5.000%, 04/01/2049	503	644
2.950%, 05/13/2030	446	473
OCP
4.500%, 10/22/2025 (C)	400	416
Southern Copper
5.250%, 11/08/2042	2,030	2,404
Steel Dynamics
3.250%, 01/15/2031	252	257
2.400%, 06/15/2025	252	259
Syngenta Finance
3.933%, 04/23/2021 (C)	650	656
Teck Resources
6.250%, 07/15/2041	5	5
6.000%, 08/15/2040	30	32
3.900%, 07/15/2030 (C)	104	103
Vale Overseas
6.875%, 11/21/2036	874	1,142
6.250%, 08/10/2026	32	38
Vulcan Materials
3.500%, 06/01/2030	925	1,008
WestRock RKT
4.000%, 03/01/2023	70	75
WRKCo
3.000%, 09/15/2024	750	797

		38,774

Real Estate — 0.8%
Alexandria Real Estate Equities
4.900%, 12/15/2030	232	289
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,350	1,386
3.625%, 11/15/2027	745	765
3.300%, 07/15/2026	1,495	1,533
AvalonBay Communities MTN
4.350%, 04/15/2048	110	142
2.450%, 01/15/2031	1,155	1,228

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boston Properties
3.800%, 02/01/2024	$1,250	$1,356
3.400%, 06/21/2029	720	794
Brandywine Operating Partnership
3.950%, 11/15/2027	17	17
Camden Property Trust
2.800%, 05/15/2030	435	471
Crown Castle International
4.000%, 03/01/2027	163	185
3.300%, 07/01/2030	936	1,030
CyrusOne
2.900%, 11/15/2024	1,250	1,312
Digital Realty Trust
3.625%, 10/01/2022	1,260	1,330
Equinix
2.900%, 11/18/2026	918	990
2.625%, 11/18/2024	440	468
ERP Operating
4.625%, 12/15/2021	64	67
GLP Capital
5.375%, 04/15/2026	2,615	2,857
5.300%, 01/15/2029	1,524	1,649
5.250%, 06/01/2025	565	614
4.000%, 01/15/2030	419	415
3.350%, 09/01/2024	125	125
Healthcare Realty Trust
3.875%, 05/01/2025	200	212
3.750%, 04/15/2023	1,400	1,458
Healthpeak Properties
4.250%, 11/15/2023	48	52
4.200%, 03/01/2024	765	834
3.150%, 08/01/2022	1,000	1,049
2.875%, 01/15/2031	326	335
Life Storage
3.875%, 12/15/2027	915	998
Mid-America Apartments
4.300%, 10/15/2023	334	366
4.000%, 11/15/2025	399	443
3.950%, 03/15/2029	327	377
3.750%, 06/15/2024	764	822
3.600%, 06/01/2027	49	54
Prologis
3.000%, 04/15/2050	115	122
Realty Income
3.250%, 01/15/2031	745	806
Regency Centers
2.950%, 09/15/2029	709	720
Sabra Health Care
3.900%, 10/15/2029	715	650
Simon Property Group
2.450%, 09/13/2029	1,020	1,008
2.000%, 09/13/2024	355	364

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	37

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Spirit Realty
4.450%, 09/15/2026	$40	$42
4.000%, 07/15/2029	188	185
3.400%, 01/15/2030	393	372
STORE Capital
4.625%, 03/15/2029	416	425
4.500%, 03/15/2028	1,229	1,252
Ventas Realty
4.750%, 11/15/2030	400	449
3.850%, 04/01/2027	500	523
VEREIT Operating Partnership
3.400%, 01/15/2028	347	350
Welltower
4.500%, 01/15/2024	102	112
3.750%, 03/15/2023	500	529

		33,932

Utilities — 2.2%
AEP Texas
6.650%, 02/15/2033	500	679
2.100%, 07/01/2030	166	166
Alabama Power
3.700%, 12/01/2047	1,600	1,825
3.450%, 10/01/2049	652	712
Ameren
3.500%, 01/15/2031	155	174
Arizona Public Service
3.150%, 05/15/2025	825	906
Berkshire Hathaway Energy
3.750%, 11/15/2023	156	171
Black Hills
3.875%, 10/15/2049	293	313
3.050%, 10/15/2029	1,056	1,117
Boston Gas
4.487%, 02/15/2042 (C)	35	43
Carolina Power & Light
2.800%, 05/15/2022	25	26
CenterPoint Energy
3.600%, 11/01/2021	595	618
2.950%, 03/01/2030	309	328
2.900%, 07/01/2050	225	234
2.500%, 09/01/2022	66	68
2.500%, 09/01/2024	711	751
CenterPoint Energy Resources
4.100%, 09/01/2047	319	363
Cleco Power
6.000%, 12/01/2040	700	882
Comision Federal de Electricidad
4.750%, 02/23/2027 (C)	240	252
Consolidated Edison of New York
4.650%, 12/01/2048	1,500	1,926
4.450%, 03/15/2044	1,120	1,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 04/01/2050	$130	$156
3.350%, 04/01/2030	180	204
Dominion Energy
3.300%, 03/15/2025	1,610	1,756
3.071%, 08/15/2024	980	1,054
2.000%, 08/15/2021	458	465
Dominion Resources
2.850%, 08/15/2026	422	453
DTE Electric
2.950%, 03/01/2050	722	749
DTE Energy
3.800%, 03/15/2027	657	724
2.950%, 03/01/2030	437	455
2.529%, 10/01/2024	1,413	1,479
Duke Energy
3.550%, 09/15/2021	76	78
3.150%, 08/15/2027	280	310
2.650%, 09/01/2026	425	461
2.450%, 06/01/2030	536	565
2.400%, 08/15/2022	340	353
1.800%, 09/01/2021	866	878
Duke Energy Carolinas
4.250%, 12/15/2041	628	774
4.000%, 09/30/2042	1,000	1,204
Duke Energy Florida
3.850%, 11/15/2042	380	443
3.200%, 01/15/2027	1,080	1,206
Duke Energy Indiana
4.200%, 03/15/2042	30	35
3.750%, 07/15/2020	52	52
2.750%, 04/01/2050	280	282
Duke Energy Ohio
2.125%, 06/01/2030	498	518
Duke Energy Progress
4.100%, 05/15/2042	425	512
Enel Finance International
4.625%, 09/14/2025 (C)	1,310	1,492
Evergy
2.900%, 09/15/2029	432	461
2.450%, 09/15/2024	609	643
Evergy Kansas Central
3.450%, 04/15/2050	884	980
Evergy Metro
5.300%, 10/01/2041	100	133
2.250%, 06/01/2030	666	696
Eversource Energy
2.900%, 10/01/2024	1,610	1,727
Exelon
5.625%, 06/15/2035	760	999
4.700%, 04/15/2050	740	942
3.950%, 06/15/2025	375	421

38	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FirstEnergy
4.250%, 03/15/2023	$1,168	$1,263
3.900%, 07/15/2027	1,550	1,753
2.850%, 07/15/2022	143	148
1.600%, 01/15/2026	451	455
FirstEnergy, Ser C
7.375%, 11/15/2031	3,685	5,382
FirstEnergy Transmission
5.450%, 07/15/2044 (C)	35	45
Indiana Michigan Power
4.550%, 03/15/2046	325	412
Interstate Power & Light
3.500%, 09/30/2049	250	271
ITC Holdings
4.050%, 07/01/2023	1,152	1,233
3.650%, 06/15/2024	633	689
2.700%, 11/15/2022	656	684
Jersey Central Power & Light
4.700%, 04/01/2024 (C)	700	785
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	2,945
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,025	1,096
Metropolitan Edison
4.300%, 01/15/2029 (C)	515	602
3.500%, 03/15/2023 (C)	2,775	2,929
MidAmerican Energy
4.800%, 09/15/2043	830	1,101
3.650%, 08/01/2048	346	410
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (C)	162	185
Mississippi Power
4.250%, 03/15/2042	481	565
3.950%, 03/30/2028	802	911
NextEra Energy Capital Holdings
2.750%, 05/01/2025	1,071	1,159
2.250%, 06/01/2030	1,041	1,072
NiSource
5.800%, 02/01/2042	149	199
2.650%, 11/17/2022	600	627
Oncor Electric Delivery
4.550%, 12/01/2041	690	878
3.700%, 11/15/2028	499	585
2.750%, 05/15/2030 (C)	1,065	1,162
Pacific Gas and Electric
3.500%, 08/01/2050	394	381
3.300%, 08/01/2040	310	302
2.500%, 02/01/2031	3,253	3,183
2.100%, 08/01/2027	2,469	2,443
1.750%, 06/16/2022	2,555	2,559
PECO Energy
4.150%, 10/01/2044	1,140	1,404

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.800%, 06/15/2050	$286	$295
Pennsylvania Electric
3.250%, 03/15/2028 (C)	276	300
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	500	621
PPL Capital Funding
5.000%, 03/15/2044	436	515
4.125%, 04/15/2030	848	965
3.400%, 06/01/2023	94	100
3.100%, 05/15/2026 (D)	792	857
Progress Energy
3.150%, 04/01/2022	280	290
Public Service Electric & Gas MTN
3.700%, 05/01/2028	1,545	1,785
Public Service Electric and Gas MTN
2.700%, 05/01/2050	725	751
Public Service of New Hampshire
3.500%, 11/01/2023	515	559
Sempra Energy
2.900%, 02/01/2023 (D)	480	501
Southern California Edison
4.650%, 10/01/2043	156	191
4.125%, 03/01/2048	958	1,114
4.050%, 03/15/2042	5	6
3.700%, 08/01/2025	99	109
2.850%, 08/01/2029 (D)	332	351
Southern California Gas
2.600%, 06/15/2026	187	202
2.550%, 02/01/2030	1,411	1,519
Southern Gas Capital
4.400%, 05/30/2047	500	594
Southwestern Public Service
3.750%, 06/15/2049	955	1,092
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (C)	229	257
Virginia Electric & Power
4.650%, 08/15/2043	585	745
2.950%, 01/15/2022	330	339
Vistra Operations
4.300%, 07/15/2029 (C)	1,590	1,672
3.550%, 07/15/2024 (C)	1,045	1,079

		93,201

Total Corporate Obligations (Cost $1,421,687) ($ Thousands)		1,538,386

U.S. TREASURY OBLIGATIONS — 18.2%
U.S. Treasury Bills (A)
1.536%, 07/16/2020	7,700	7,700
1.522%, 07/09/2020	6,275	6,275
0.225%, 09/10/2020	2,673	2,672

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	39

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.180%, 12/10/2020	$7,965	$7,959
0.166%, 10/08/2020	2,010	2,009
0.161%, 11/27/2020	4,225	4,222
0.161%, 01/28/2021	9,795	9,785
0.155%, 10/22/2020	6,330	6,327
0.151%, 10/15/2020	69,800	69,768
0.141%, 10/27/2020	3,245	3,244
0.140%, 10/20/2020	78,215	78,179
0.140%, 11/12/2020	50,000	49,971
0.135%, 08/18/2020	7,630	7,629
U.S. Treasury Bonds
3.750%, 11/15/2043	955	1,421
3.125%, 08/15/2044	43	59
2.875%, 05/15/2043	12,893	16,843
2.750%, 11/15/2042	29,813	38,184
2.500%, 02/15/2045	6,880	8,486
2.000%, 02/15/2050	47,360	54,238
1.250%, 05/15/2050	63,017	60,548
1.125%, 05/15/2040	13,513	13,387
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	3,377	4,604
1.000%, 02/15/2046	2,413	3,121
1.000%, 02/15/2048	4,263	5,630
1.000%, 02/15/2049	13,983	18,289
0.750%, 02/15/2042	2,462	2,946
0.250%, 07/15/2029	14,827	16,220
0.250%, 02/15/2050	23,598	26,470
0.125%, 04/15/2025	11,261	11,797
U.S. Treasury Notes
3.125%, 05/15/2021	4,551	4,667
2.625%, 03/31/2025	1,481	1,645
2.500%, 02/28/2026	3,324	3,721
2.375%, 03/15/2022	3,724	3,863
2.250%, 04/30/2021	4,878	4,962
2.125%, 05/15/2022	618	641
1.375%, 01/31/2021	16,359	16,472
1.375%, 05/31/2021	18,578	18,781
0.625%, 05/15/2030	24,382	24,314
0.500%, 05/31/2027	18,479	18,498
0.500%, 06/30/2027	35,762	35,791
0.375%, 04/30/2025	13,205	13,265
0.250%, 06/15/2023	10,607	10,629
0.250%, 05/31/2025	30,585	30,548
0.250%, 06/30/2025	37,303	37,230
0.125%, 05/31/2022	3,212	3,210
0.125%, 06/30/2022	7,243	7,239
U.S. Treasury STRIPS
2.313%, 05/15/2049 (A)	5,380	3,516

Total U.S. Treasury Obligations
(Cost $762,978) ($ Thousands)		776,975

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 7.2%

Automotive — 1.3%

Ally Auto Receivables Trust, Ser 2018-1, Cl A3
2.350%, 06/15/2022	$191	$192
Ally Auto Receivables Trust, Ser 2019-3, Cl A4
1.960%, 12/16/2024	670	691
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A3
3.070%, 12/19/2022	1,723	1,740
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl A2A
1.100%, 03/20/2023	620	622
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	333	334
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (C)	665	656
Avis Budget Rental Car Funding AESOP, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (C)	1,120	1,083
Bank of The West Auto Trust, Ser 2019-1, Cl A2
2.400%, 10/17/2022 (C)	381	384
CarMax Auto Owner Trust, Ser 2020-2, Cl A1
1.252%, 05/17/2021	1,015	1,017
Chesapeake Funding II, Ser 2017-3A, Cl B
2.570%, 08/15/2029 (C)	205	206
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	905	919
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/2023	995	1,003
Drive Auto Receivables Trust, Ser 2020-1, Cl A2
1.990%, 12/15/2022	615	618
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	500	500
Enterprise Fleet Financing, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (C)	492	500
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (C)	501	503
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/2023 (C)	2,140	2,143
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (C)	1,999	2,057
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A4
1.870%, 09/15/2022	225	227

40	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2017-C, Cl A3
2.010%, 03/15/2022	$532	$535
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	3,264	3,495
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	1,725	1,825
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/2022	196	199
Ford Credit Auto Owner Trust, Ser 2019-1, Cl A
3.520%, 07/15/2030 (C)	2,077	2,222
Ford Credit Auto Owner Trust, Ser 2019-C, Cl A2A
1.880%, 07/15/2022	185	186
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (C)	3,448	3,504
Ford Credit Auto Owner Trust, Ser 2020-A, Cl A2
1.030%, 10/15/2022	340	342
Ford Credit Auto Owner Trust, Ser 2020-A, Cl A3
1.040%, 08/15/2024	1,394	1,408
Ford Credit Auto Owner Trust, Ser 2020-A, Cl A4
1.350%, 07/15/2025	391	399
Ford Credit Auto Owner Trust, Ser 2020-B, Cl A4
0.790%, 11/15/2025	1,053	1,054
Foursight Capital Automobile Receivables Trust, Ser 2018-1, Cl A3
3.240%, 09/15/2022 (C)	266	267
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A2A
0.710%, 10/20/2022	110	110
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A3
0.800%, 07/20/2023	681	682
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A4
1.010%, 07/22/2024	197	198
GM Financial Consumer Automobile Receivables Trust, Ser 2020-1, Cl A2
1.830%, 01/17/2023	369	372
GM Financial Consumer Automobile Receivables Trust, Ser 2020-2, Cl A3
1.490%, 12/16/2024	613	627

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2020-2, Cl A4
1.740%, 08/18/2025	$307	$317
Hertz Fleet Lease Funding, Ser 2017-1, Cl A2
2.130%, 04/10/2031 (C)	122	121
Hertz Fleet Lease Funding, Ser 2019-1, Cl D
3.440%, 01/10/2033 (C)	1,580	1,406
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	1,442	1,429
Honda Auto Receivables Owner Trust, Ser 2019-3, Cl A4
1.850%, 08/15/2025	545	562
Honda Auto Receivables Owner Trust, Ser 2019-4, Cl A3
1.830%, 01/18/2024	800	821
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A2
0.740%, 11/15/2022	310	311
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A3
0.820%, 07/15/2024	1,410	1,419
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A4
1.090%, 10/15/2026	482	488
Hyundai Auto Receivables Trust, Ser 2019-B, Cl A3
1.940%, 02/15/2024	170	174
Hyundai Auto Receivables Trust, Ser 2020-A, Cl A1
1.198%, 05/17/2021	732	733
Mercedes-Benz Auto Receivables Trust, Ser 2020-1, Cl A3
0.550%, 02/18/2025	1,308	1,308
Mercedes-Benz Auto Receivables Trust, Ser 2020-1, Cl A4
0.770%, 10/15/2026	344	345
Nissan Auto Receivables Owner Trust, Ser 2017-A, Cl A4
2.110%, 05/15/2023	315	318
Prestige Auto Receivables Trust, Ser 2017-1A, Cl B
2.390%, 05/16/2022 (C)	456	457
Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.030%, 02/15/2024	393	400
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (C)	2,103	2,199
Tidewater Auto Receivables Trust, Ser 2020- AA, Cl A2
1.390%, 08/15/2024 (C)	580	583

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	41

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (C)	$120	$128
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (C)	5,519	5,602
Toyota Auto Receivables Owner Trust, Ser 2016-D, Cl A4
1.420%, 01/15/2022	94	94
Toyota Auto Receivables Owner Trust, Ser 2019-C, Cl A3
1.910%, 09/15/2023	695	710
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A2
1.920%, 07/15/2022	215	216
Toyota Auto Receivables Owner Trust, Ser 2020-A, Cl A2
1.670%, 11/15/2022	175	177
Toyota Auto Receivables Owner Trust, Ser 2020-B, Cl A3
1.360%, 08/15/2024	940	958
Volkswagen Auto Loan Enhanced Trust, Ser 2018-1, Cl A3
3.020%, 11/21/2022	205	209
Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A3
0.980%, 11/20/2024	1,019	1,029
Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A4
1.260%, 08/20/2026	382	389

		55,723

Credit Cards — 0.2%

Capital One Multi-Asset Execution Trust, Ser 2016-A2, Cl A2
0.815%, VAR ICE LIBOR USD 1 Month+0.630%, 02/15/2024	1,463	1,469
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
0.695%, VAR ICE LIBOR USD 1 Month+0.510%, 09/16/2024	255	256
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/2023	330	331
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
0.765%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/2027	190	191
Capital One Multi-Asset Execution Trust, Ser 2019-A1, Cl A1
2.840%, 12/15/2024	2,135	2,218

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
0.810%, VAR ICE LIBOR USD 1 Month+0.620%, 04/22/2026	$760	$765
Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6
3.210%, 12/07/2024	515	549
Discover Card Execution Note Trust, Ser 2017-A5, Cl A5
0.785%, VAR ICE LIBOR USD 1 Month+0.600%, 12/15/2026	850	855
Discover Card Execution Note Trust, Ser 2019-A1, Cl A1
3.040%, 07/15/2024	515	536

		7,170

Mortgage Related Securities — 0.4%

Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.235%, VAR ICE LIBOR USD 1 Month+1.050%, 01/25/2034	505	477
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
0.435%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	450	449
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
1.040%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	2,599	2,458
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.160%, VAR ICE LIBOR USD 1 Month+0.975%, 12/25/2034	367	352
Centex Home Equity, Ser 2006-A, Cl AV4
0.435%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	591	590
Citifinancial Mortgage Securities, Ser 2004- 1, Cl AF4
5.070%, 04/25/2034	239	248
Citigroup Mortgage Loan Trust, Ser 2006- HE2, Cl A2D
0.425%, VAR ICE LIBOR USD 1 Month+0.240%, 08/25/2036	1,856	1,852
Citigroup Mortgage Loan Trust, Ser 2006- HE2, Cl M1
0.475%, VAR ICE LIBOR USD 1 Month+0.290%, 08/25/2036	4,960	4,827
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.465%, VAR ICE LIBOR USD 1 Month+0.280%, 05/25/2037	5,500	4,295

42	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
0.860%, VAR ICE LIBOR USD 1 Month+0.675%, 12/25/2034	$440	$417
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.905%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (C)	107	102
Option One Mortgage Loan Trust, Ser 2005- 4, Cl M1
0.845%, VAR ICE LIBOR USD 1 Month+0.660%, 11/25/2035	318	317
Option One Mortgage Loan Trust, Ser 2006- 1, Cl 1A1
0.405%, VAR ICE LIBOR USD 1 Month+0.220%, 01/25/2036	1,151	1,137
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	15	14

		17,535

Mortgage-Backed Securities — 0.2%

BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	660	692
CAMB Commercial Mortgage Trust, Ser LIFE, Cl C
1.635%, VAR ICE LIBOR USD 1 Month+1.450%, 12/15/2037 (C)	425	416
CFK Trust, Ser MF2, Cl E
3.573%, 03/15/2039 (B)(C)	2,840	2,537
CFK Trust, Ser MF2, Cl F
3.573%, 03/15/2039 (B)(C)	2,960	2,570
CSAIL Commercial Mortgage Trust, Ser C19, Cl AS
2.971%, 03/15/2053	580	606
CSAIL Commercial Mortgage Trust, Ser C19, Cl C
3.735%, 03/15/2053 (B)	500	421
MKT Mortgage Trust, Ser 525M, Cl A
2.694%, 02/12/2040 (C)	1,750	1,877

		9,119

Other Asset-Backed Securities — 5.1%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.285%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (C)	1,530	1,491
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (C)	340	348

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2005-R10, Cl M1
0.595%, VAR ICE LIBOR USD 1 Month+0.410%, 01/25/2036	$100	$99
Apidos CLO XXI, Ser 2018-21A, Cl A1R
2.065%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (C)	620	612
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (C)	1,870	1,657
Babson CLO, Ser 2017-IA, Cl AR
1.935%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	1,111	1,094
Barings BDC Static CLO, Ser 2019-1A, Cl A1
2.239%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (C)	525	520
BMW Floorplan Master Owner Trust, Ser 2018-1, Cl A1
3.150%, 05/15/2023 (C)	250	255
Brazos Higher Education Authority, Ser 2010- 1, Cl A2
1.560%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	3,050	2,989
Brazos Higher Education Authority, Ser 2011- 2, Cl A3
1.991%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	2,150	2,096
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.002%, 11/25/2034	44	46
CIT Education Loan Trust, Ser 2007-1, Cl A
0.387%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	1,170	1,085
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.218%, 03/25/2037	1,970	2,025
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.218%, 03/25/2037	1,430	1,512
CNH Equipment Trust, Ser 2020-A, Cl A3
1.160%, 06/16/2025	1,109	1,119
CNH Equipment Trust, Ser 2020-A, Cl A4
1.510%, 04/15/2027	227	231
College Avenue Student Loans, Ser 2017-A, Cl A1
1.835%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	668	662
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	390	424
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	1,633	1,707

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	43

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Commonbond Student Loan Trust, Ser 2018- BGS, Cl A1
3.560%, 09/25/2045 (C)	$3,150	$3,255
Commonbond Student Loan Trust, Ser 2018- CGS, Cl A1
3.870%, 02/25/2046 (C)	1,391	1,446
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	1,487	1,583
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.685%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	442	425
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.725%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	303	284
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.985%, VAR ICE LIBOR USD 1 Month+0.800%, 10/25/2047	1,795	1,670
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.325%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	387	347
CSEMC, Ser 2020-1, Cl A
7.252%, 08/09/2024	1,323	1,217
CSMC Trust, Ser 2017-RPL1, Cl M2
3.069%, 07/25/2057 (B)(C)	1,760	1,395
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.485%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	47	47
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (C)	1,841	1,856
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (C)	108	109
Dryden XXVI Senior Loan Fund, Ser 2018- 26A, Cl AR
2.119%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	1,150	1,129
Earnest Student Loan Program, Ser 2016-D, Cl A2
2.720%, 01/25/2041 (C)	225	228
Educational Funding of the South, Ser 2011- 1, Cl A2
1.641%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	760	746
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.185%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	399	403

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl M1
0.920%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	$364	$365
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	199	220
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	1,996
Galaxy XXIX CLO, Ser 2018-29A, Cl A
1.182%, VAR ICE LIBOR USD 3 Month+0.790%, 11/15/2026 (C)	2,006	1,972
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	690	686
GoldenTree Loan Opportunities IX, Ser 2018- 9A, Cl AR2
1.951%, VAR ICE LIBOR USD 3 Month+1.110%, 10/29/2029 (C)	3,000	2,955
GSAMP Trust, Ser 2003-SEA, Cl A1
0.585%, VAR ICE LIBOR USD 1 Month+0.400%, 02/25/2033	643	626
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.435%, VAR ICE LIBOR USD 1 Month+0.250%, 05/25/2046	3,300	2,951
GSAMP Trust, Ser 2006-NC1, Cl A3
0.475%, VAR ICE LIBOR USD 1 Month+0.290%, 02/25/2036	1,390	1,369
Higher Education Funding, Ser 2014-1, Cl A
1.410%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	1,702	1,686
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (C)	185	184
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/2028 (C)	612	604
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	915	924
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (C)	1,768	1,825
HPEFS Equipment Trust, Ser 2020-2A, Cl A2
0.650%, 07/22/2030 (C)	2,650	2,650
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
0.365%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	149	148
HSI Asset Securitization Trust, Ser 2006- OPT4, Cl 1A1
0.355%, VAR ICE LIBOR USD 1 Month+0.170%, 03/25/2036	513	512

44	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
JFIN CLO, Ser 2017-2A, Cl A1AR
2.305%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (C)	$142	$141
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	890	987
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,220	1,315
LCM XIII, Ser 2019-13A, Cl ARR
2.275%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/2027 (C)	1,400	1,378
LCM XXI, Ser 2018-21A, Cl AR
2.015%, VAR ICE LIBOR USD 3
Month+0.880%, 04/20/2028 (C)	1,290	1,268
Magnetite VII, Ser 2018-7A, Cl A1R2
2.019%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (C)	1,000	980
Mercedes-Benz Master Owner Trust, Ser 2019-AA, Cl A
0.535%, VAR ICE LIBOR USD 1
Month+0.350%, 05/15/2023 (C)	250	249
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,923	2,053
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (B)(C)	1,249	1,262
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
8.187%, 02/26/2029 (B)(C)	930	927
MVW, Ser 2019-2A, Cl A
2.220%, 10/20/2038 (C)	1,843	1,842
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.335%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	473	479
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	422	432
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	467	478
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	526	543
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	1,816	1,912
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	2,108	2,159
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	1,149	1,185

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	$1,761	$1,820
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	4,709	4,838
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (C)	1,783	1,818
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2A
2.460%, 11/15/2068 (C)	965	987
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2B
1.085%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/2068 (C)	836	818
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (C)	752	754
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (C)	748	760
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A2A
2.150%, 11/15/2068 (C)	738	747
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	1,396	1,401
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.695%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	3,852	3,703
Navient Student Loan Trust, Ser 2014-2, Cl A
0.825%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	2,366	2,265
Navient Student Loan Trust, Ser 2014-3, Cl A
0.805%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,509	2,395
Navient Student Loan Trust, Ser 2014-4, Cl A
0.805%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	1,715	1,627
Navient Student Loan Trust, Ser 2015-1, Cl A2
0.785%, VAR ICE LIBOR USD 1 Month+0.600%, 04/25/2040	266	255
Navient Student Loan Trust, Ser 2016-1A, Cl A
0.885%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	966	915
Navient Student Loan Trust, Ser 2016-2A, Cl A3
1.685%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2065 (C)	1,270	1,264

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	45

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-3A, Cl A2
1.035%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	$111	$111
Navient Student Loan Trust, Ser 2017-1A, Cl A3
1.335%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (C)	1,000	974
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.235%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	2,900	2,800
Navient Student Loan Trust, Ser 2018-EA, Cl A2
4.000%, 12/15/2059 (C)	1,170	1,219
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	1,416	1,465
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.171%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	663	649
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.151%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	1,160	1,116
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.101%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	3,987	3,774
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.406%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	3,269	3,095
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.426%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	3,203	3,064
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.486%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	497	462
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.647%, VAR ICE LIBOR USD 3 Month+0.350%, 03/25/2026 (C)	51	50
Nelnet Student Loan Trust, Ser 2012-2A, Cl A
0.985%, VAR ICE LIBOR USD 1 Month+0.800%, 12/26/2033 (C)	423	418
Nelnet Student Loan Trust, Ser 2013-1A, Cl A
0.785%, VAR ICE LIBOR USD 1 Month+0.600%, 06/25/2041 (C)	–	–
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
0.755%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	397	381
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.035%, VAR ICE LIBOR USD 1 Month+0.850%, 07/27/2037 (C)	950	881

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.135%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	$2,155	$1,958
Ocean Trails CLO IV, Ser 2017-4A, Cl AR
1.334%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (C)	110	110
Octagon Investment Partners 25, Ser 2018- 1A, Cl AR
1.935%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	910	901
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (C)	971	982
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.118%, 10/15/2037 (B)	1,157	1,092
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
3.585%, 08/25/2035 (B)(C)	1,271	1,273
RAMP Trust, Ser 2006-RZ3, Cl M1
0.535%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	6,530	6,179
Rockford Tower CLO, Ser 2019-2A, Cl A
1.707%, VAR ICE LIBOR USD 3 Month+1.330%, 08/20/2032 (C)	3,150	3,070
SBA Small Business Investment, Ser 2018- 10B, Cl 1
3.548%, 09/10/2028	1,336	1,436
SBA Small Business Investment, Ser 2019- 10A, Cl 1
3.113%, 03/10/2029	758	811
Sierra Timeshare Receivables Funding, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (C)	647	645
SLC Student Loan Trust, Ser 2005-3, Cl A4
0.463%, VAR ICE LIBOR USD 3 Month+0.150%, 12/15/2039	1,240	1,125
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.913%, VAR ICE LIBOR USD 3 Month+1.600%, 12/15/2032	565	559
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
0.643%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/2024	617	608
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
0.623%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	1,560	1,472
SLM Student Loan Trust, Ser 2003-1, Cl A5C
1.063%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	729	673

46	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.513%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	$2,382	$2,299
SLM Student Loan Trust, Ser 2005-4, Cl A4
1.161%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2040	3,000	2,760
SLM Student Loan Trust, Ser 2006-10, Cl A6
1.141%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	1,220	1,138
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.161%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	449	414
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.151%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	2,440	2,267
SLM Student Loan Trust, Ser 2007-2, Cl A4
1.051%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	1,732	1,613
SLM Student Loan Trust, Ser 2007-7, Cl B
1.741%, VAR ICE LIBOR USD 3 Month+0.750%, 10/27/2070	1,050	825
SLM Student Loan Trust, Ser 2008-2, Cl A3
1.741%, VAR ICE LIBOR USD 3 Month+0.750%, 04/25/2023	864	806
SLM Student Loan Trust, Ser 2008-2, Cl B
2.191%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	685	538
SLM Student Loan Trust, Ser 2008-3, Cl B
2.191%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	685	554
SLM Student Loan Trust, Ser 2008-4, Cl A4
2.641%, VAR ICE LIBOR USD 3 Month+1.650%, 07/25/2022	684	669
SLM Student Loan Trust, Ser 2008-4, Cl B
2.841%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	685	587
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.691%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	120	118
SLM Student Loan Trust, Ser 2008-5, Cl B
2.841%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	685	620
SLM Student Loan Trust, Ser 2008-6, Cl A4
2.091%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	3,406	3,240
SLM Student Loan Trust, Ser 2008-6, Cl B
2.841%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	569
SLM Student Loan Trust, Ser 2008-7, Cl B
2.841%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	599

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-8, Cl B
3.241%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	$685	$661
SLM Student Loan Trust, Ser 2008-9, Cl A
2.491%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	1,489	1,457
SLM Student Loan Trust, Ser 2008-9, Cl B
3.241%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	685	651
SLM Student Loan Trust, Ser 2009-3, Cl A
0.935%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2045 (C)	600	565
SLM Student Loan Trust, Ser 2010-1, Cl A
0.585%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	389	360
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.135%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	1,937	1,836
SLM Student Loan Trust, Ser 2012-2, Cl A
0.885%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,656	1,539
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.935%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	364	336
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	109	109
SMB Private Education Loan Trust, Ser 2015- A, Cl A2B
1.185%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	481	478
SMB Private Education Loan Trust, Ser 2015- C, Cl A2B
1.585%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	236	237
SMB Private Education Loan Trust, Ser 2016- A, Cl A2A
2.700%, 05/15/2031 (C)	1,134	1,159
SMB Private Education Loan Trust, Ser 2016- A, Cl A2B
1.685%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	–	–
SMB Private Education Loan Trust, Ser 2016- B, Cl A2A
2.430%, 02/17/2032 (C)	560	572
SMB Private Education Loan Trust, Ser 2016- B, Cl A2B
1.635%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	1,797	1,802
SMB Private Education Loan Trust, Ser 2016- C, Cl A2B
1.285%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	583	578

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	47

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2017- A, Cl A2B
1.085%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	$1,096	$1,083
SMB Private Education Loan Trust, Ser 2018- C, Cl A2A
3.630%, 11/15/2035 (C)	675	707
SMB Private Education Loan Trust, Ser 2019- A, Cl A2A
3.440%, 07/15/2036 (C)	2,809	2,936
SMB Private Education Loan Trust, Ser 2020- PTA, Cl A2A
1.600%, 09/15/2054 (C)	4,289	4,230
SoFi Consumer Loan Program Trust, Ser 2017-4, Cl A
2.500%, 05/26/2026 (C)	835	843
SoFi Consumer Loan Program Trust, Ser 2018-2, Cl A2
3.350%, 04/26/2027 (C)	226	227
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (C)	1,161	1,174
SoFi Consumer Loan Program, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (C)	635	639
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (C)	2,383	2,418
SoFi Professional Loan Program, Ser 2016-D, Cl A1
1.135%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	69	69
SoFi Professional Loan Program, Ser 2016-E, Cl A1
1.035%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	125	124
SoFi Professional Loan Program, Ser 2017-A, Cl A1
0.885%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	140	139
SoFi Professional Loan Program, Ser 2017-E, Cl A1
0.685%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	89	88
SoFi Professional Loan Program, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (C)	526	539
SoFi Professional Loan Program, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (C)	1,791	1,856

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
South Carolina Student Loan, Ser 2015-A, Cl A
1.685%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036	$1,115	$1,111
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.735%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	483	444
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
0.655%, VAR ICE LIBOR USD 1 Month+0.470%, 07/25/2035	337	338
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
0.395%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/2037	4,620	4,313
TCI-Flatiron CLO, Ser 2019-1A, Cl AR
2.355%, VAR ICE LIBOR USD 3 Month+1.220%, 07/17/2028 (C)	1,500	1,482
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (B)(C)	211	212
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)	1,605	1,653
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.785%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (C)	1,104	1,094
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (B)(C)	1,494	1,571
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (B)(C)	710	723
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	410	436
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	394	422
Verizon Owner Trust, Ser 2019-C, Cl A1A
1.940%, 04/22/2024	2,145	2,200
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	1,749	1,795
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
0.475%, VAR ICE LIBOR USD 1 Month+0.290%, 07/25/2036	6,442	5,917

		219,834

Total Asset-Backed Securities (Cost $309,322) ($ Thousands)		309,381

48	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 2.7%
Abu Dhabi Government International Bond
3.875%, 04/16/2050 (C)		$1,860	$2,196
3.125%, 09/30/2049 (C)		1,660	1,728
2.500%, 10/11/2022 (C)		1,010	1,043
2.500%, 04/16/2025 (C)		1,859	1,953
Argentine Bonos del Tesoro
18.200%, 10/03/2021	ARS	19,870	144
Argentine Republic Government International Bond
7.625%, 04/22/2046 (D)(G)		$180	70
7.500%, 04/22/2026 (G)		470	189
7.125%, 07/06/2036 (G)		220	86
6.875%, 04/22/2021 (G)		190	79
6.875%, 01/11/2048 (G)		2,010	778
5.625%, 01/26/2022 (G)		820	338
3.750%, 5.250%, 03/31/2029,
12/31/2038 (F)(G)		1,460	569
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	23,399	4,423
10.000%, 01/01/2023		3,994	826
10.000%, 01/01/2027		571	123
Brazilian Government International Bond
5.625%, 01/07/2041		$1,120	1,162
5.000%, 01/27/2045		3,400	3,264
4.625%, 01/13/2028		2,460	2,572
2.625%, 01/05/2023		200	204
China Government Bond
3.390%, 05/21/2025	CNY	2,000	293
3.310%, 11/30/2025		11,500	1,685
Colombia Government International Bond
5.625%, 02/26/2044		$460	552
5.000%, 06/15/2045		830	940
3.125%, 04/15/2031		821	815
Egypt Government International Bond
5.577%, 02/21/2023 (C)		410	419
Export-Import Bank of India
3.375%, 08/05/2026 (C)		350	360
Indonesia Government International Bond
5.875%, 01/15/2024 (C)		840	952
5.250%, 01/08/2047 (C)		400	500
5.125%, 01/15/2045 (C)		400	490
4.450%, 04/15/2070		574	660
4.350%, 01/11/2048		460	518
3.850%, 07/18/2027 (C)		800	866
3.750%, 04/25/2022 (C)		740	768
3.700%, 10/30/2049 (D)		1,220	1,268
3.500%, 01/11/2028		400	425
Israel Government International Bond
4.500%, 04/03/2120		340	439
3.875%, 07/03/2050		260	308
2.750%, 07/03/2030		2,150	2,366

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Italy Buoni Poliennali Del Tesoro
2.300%, 10/15/2021	EUR	12,390	$14,343
Japan Bank for International Cooperation
1.750%, 10/17/2024		$950	993
Japan Finance Organization for Municipalities
4.000%, 01/13/2021 (D)		1,800	1,833
Kenya Government International Bond
7.250%, 02/28/2028 (C)		200	197
6.875%, 06/24/2024		200	203
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		930	1,037
Mexico Government International Bond
6.050%, 01/11/2040		1,210	1,475
5.000%, 04/27/2051		449	484
4.750%, 03/08/2044		9,634	10,212
4.600%, 02/10/2048		337	350
4.500%, 04/22/2029		1,821	1,979
3.900%, 04/27/2025		836	895
3.750%, 01/11/2028		390	406
3.600%, 01/30/2025		3,300	3,499
3.250%, 04/16/2030		1,257	1,246
Nigeria Government International Bond
7.143%, 02/23/2030 (C)		240	223
6.500%, 11/28/2027 (C)		220	209
Panama Government International Bond
4.500%, 04/01/2056		540	661
Paraguay Government International Bond
5.400%, 03/30/2050 (C)		916	1,060
4.950%, 04/28/2031 (C)		575	641
Peruvian Government International Bond
5.625%, 11/18/2050		600	946
2.783%, 01/23/2031		919	980
2.392%, 01/23/2026		394	410
Province of Quebec Canada
2.625%, 02/13/2023		620	654
Provincia de Buenos Aires
9.125%, 03/16/2024 (C)(G)		230	95
7.875%, 06/15/2027 (C)(G)		250	102
6.500%, 02/15/2023 (C)(G)		300	124
Qatar Government International Bond
4.817%, 03/14/2049 (C)		1,440	1,892
4.400%, 04/16/2050 (C)		1,500	1,857
4.000%, 03/14/2029 (C)		880	1,012
3.875%, 04/23/2023		430	461
3.750%, 04/16/2030 (C)		934	1,064
3.400%, 04/16/2025 (C)		1,298	1,412
3.250%, 06/02/2026		200	217
Republic of Poland Government International Bond
5.000%, 03/23/2022		100	107
4.000%, 01/22/2024		1,227	1,360

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	49

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	315,940	$5,110
7.700%, 03/16/2039		162,070	2,663
7.650%, 04/10/2030		63,630	1,013
7.250%, 05/10/2034		24,200	377
7.000%, 01/25/2023		34,160	507
7.000%, 08/16/2023		231,430	3,460
6.900%, 05/23/2029		374,900	5,691
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$530	610
5.625%, 04/04/2042		1,800	2,441
4.875%, 09/16/2023		200	222
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)		360	375
State of Israel
3.375%, 01/15/2050		1,200	1,315

Total Sovereign Debt (Cost $114,610) ($ Thousands)			114,794

LOAN PARTICIPATIONS — 1.2%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-4 Loan, 1st Lien
1.928%, VAR LIBOR+1.750%, 11/19/2026		1,469	1,390
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
4.428%, VAR LIBOR+4.250%, 07/10/2026		982	952
Alterra Mountain Company, Initial Bluebird Term Loan, 1st Lien
2.928%, VAR LIBOR+2.750%, 07/31/2024 (H)		573	538
American Airlines, Inc., Term Loan B, 1st Lien
2.185%, 12/15/2023 (B)(H)		485	386
APi Group DE, Inc., Initial Term Loan, 1st Lien
2.678%, VAR LIBOR+2.500%, 10/01/2026		559	537
Aramark Intermediate HoldCo Corp., Term Loan B, 1st Lien
1.928%, VAR LIBOR+1.750%, 03/11/2025		274	258
Aramark Services B4 Cov-LiteLien1
1.928%, 01/15/2027		135	127
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
3.178%, VAR LIBOR+3.000%, 08/04/2022		728	707

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
3.178%, VAR LIBOR+3.000%, 11/03/2024	$574	$553
athenahealth, Inc., Term B Loan, 2nd Lien
5.311%, VAR LIBOR+4.500%, 02/11/2026	4	4
4.818%, VAR LIBOR+4.500%, 02/11/2026	1,723	1,666
Atlantic Aviation FBO, Term Loan B, 1st Lien
3.930%, 12/06/2025	158	148
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.190%, VAR LIBOR+3.000%, 06/02/2025	364	354
Berry Global, Inc. (fka Berry Plastics Corporation), Term W Loan, 1st Lien
2.177%, VAR LIBOR+2.000%, 10/01/2022	490	477
Boyd Gaming Corporation, Refinancing Term B Loan, 1st Lien
2.359%, VAR LIBOR+2.250%, 09/15/2023	—	—
Brightview Landscapes LLC, Initial Term Loan, 1st Lien
2.750%, 08/15/2025	86	84
2.688%, 08/15/2025	71	68
Brookfield WEC Holdings Inc., Initial Term Loan (2020), 1st Lien
3.750%, VAR LIBOR+3.000%, 08/01/2025	9	9
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
2.928%, VAR LIBOR+2.750%, 12/23/2024	662	587
Caesars Resort, Term Loan, 1st Lien
4.687%, VAR LIBOR+4.500%, 06/19/2025 (H)	620	582
CEOC, LLC, Term B Loan, 1st Lien
2.178%, VAR LIBOR+2.000%, 10/07/2024	550	547
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/2024	1,502	1,440
Charter Communications Operating Llc Lien1
1.930%, 04/30/2025	1,199	1,154
Citadel Securities LP, 2020 Repriced Term Loan, 1st Lien
2.928%, 02/27/2026	495	481

50	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/18/2024	$146	$132
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
2.685%, VAR LIBOR+2.500%, 04/15/2027	219	208
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.178%, VAR LIBOR+4.000%, 10/16/2026	1,170	1,128
Deerfield Dakota Holding, LLC , Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/09/2027	980	951
Dell International L.L.C. (EMC Corporation), Refinancing Term B-1 Loan, 1st Lien
2.750%, 09/19/2025 (H)	837	814
Delta Air Lines, Inc., Term Loan, 1st Lien
5.510%, VAR LIBOR+4.750%, 04/29/2023	880	862
Diamond Sports Group, LLC, Term Loan, 1st Lien
3.430%, 08/24/2026	39	32
Edelman Financial Center, LLC, The (fka Flight Debt Merger Sub Inc.), Initial Term Loan, 1st Lien
3.180%, VAR LIBOR+3.250%, 07/21/2025	415	395
Elanco Animal Health Inc., Term Loan, 1st Lien
1.906%, VAR LIBOR+1.750%, 02/04/2027 (H)	1,050	999
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.684%, VAR LIBOR+2.500%, 11/18/2024	28	26
EyeCare Partners, LLC, Term Loan, 1st Lien
4.822%, VAR LIBOR+3.750%, 02/18/2027	251	226
EyeCare Partners, Term Loan, 1st Lien
0.000%, 02/18/2027 (H)	59	53
First Eagle Holdings, Term Loan
2.808%, 02/01/2027	306	295
Flutter Entertainment plc, USD Term Loan, 1st Lien
3.808%, VAR LIBOR+3.500%, 07/10/2025	26	25
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
2.178%, VAR LIBOR+2.000%, 07/03/2024	606	578

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Four Seasons Holdings Inc., Term Loan 2013, 1st Lien
2.178%, 11/30/2023 (H)	$414	$391
Froneri International Limited, Facility B2, 1st Lien
2.428%, VAR LIBOR+2.250%, 01/29/2027	440	413
Garda World Security Corporation, Initial Term Loan, 1st Lien
4.930%, VAR LIBOR+4.750%, 10/30/2026	268	262
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
2.308%, VAR LIBOR+2.000%, 12/30/2026	1,010	970
GFL Environmental Inc., Effective Date Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 05/30/2025	119	116
Global Medical Response, Inc., 2018 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/28/2022	465	446
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 10/04/2023 (H)	684	540
Golden Nugget, Inc., Term Loan B, 1st Lien
4.549%, 10/04/2023 (B)	2	2
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.109%, VAR LIBOR+2.000%, 11/15/2027	1,137	1,093
HCA Inc., Tranche B-12 Term Loan, 1st Lien
1.928%, 03/13/2025	242	237
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.935%, VAR LIBOR+1.750%, 06/22/2026	1,348	1,271
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.178%, VAR LIBOR+3.000%, 05/01/2026	443	407
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/2022	739	729
Jane Street Group, LLC, New Dollar Term Loan, 1st Lien
3.178%, VAR LIBOR+3.000%, 01/31/2025	534	519

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	51

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
1.983%, VAR LIBOR+1.750%, 03/01/2027	$842	$795
McAfee, LLC, USD Term Loan B
3.934%, VAR LIBOR+3.750%, 09/30/2024	1,320	1,282
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1st Lien
3.568%, VAR LIBOR+2.500%, 01/30/2023	114	104
3.558%, VAR LIBOR+2.500%, 01/30/2023	294	268
3.500%, VAR LIBOR+2.500%, 01/30/2023	20	18
Micro Focus, MA FinanceCo
2.678%, 06/21/2024 (B)	12	11
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/07/2023	1,111	1,055
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.923%, VAR LIBOR+2.750%, 09/18/2026	1,485	1,409
Numericable U.S. LLC, Term Loan B, 1st Lien
4.438%, 01/31/2026 (B)	216	206
Option Care Health, Inc., Term B Loan, 1st Lien
4.678%, VAR LIBOR+4.500%, 08/06/2026	539	522
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
3.678%, VAR LIBOR+3.500%, 04/30/2026	677	643
Party City Holdings Inc., 2018 Replacement Term Loan, 1st Lien
4.100%, VAR LIBOR+2.500%, 08/19/2022	224	106
3.250%, VAR LIBOR+2.500%, 08/19/2022	9	4
PCI Gaming Authority, Term B Facility Loan
2.678%, 05/29/2026	465	442
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.435%, VAR LIBOR+3.250%, 03/05/2026	1,318	1,265
Prime Security Services
4.250%, 06/04/2021	338	325
4.250%, 03/04/2021	169	162
4.250%, 12/04/2020	169	162

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 09/23/2026	$370	$355
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
3.928%, VAR LIBOR+3.750%, 11/16/2025	1,304	1,219
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.928%, VAR LIBOR+1.750%, 02/04/2027	1,211	1,165
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 02/05/2023	129	123
2.928%, VAR LIBOR+2.750%, 02/05/2023 (H)	156	149
RPI 2019 Intermediate Finance Trust, Term Loan B, 1st Lien
1.928%, 02/11/2027	1,117	1,086
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
3.612%, VAR LIBOR+2.750%, 08/14/2024	841	742
3.058%, VAR LIBOR+2.750%, 08/14/2024	5	5
2.928%, VAR LIBOR+2.750%, 08/14/2024	206	181
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.678%, VAR LIBOR+2.750%, 06/21/2024	79	73
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/2026	1,410	1,374
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
4.428%, VAR LIBOR+4.250%, 12/17/2026	688	655
TKC Holdings
4.750%, 02/01/2023	3	3
4.750%, 02/01/2023	3	3
TKC Holdings, Inc. Term Loan B
4.750%, VAR LIBOR+3.750%, 02/01/2023	1,211	1,131
T-Mobile USA, Inc., Assignment, 1st Lien
3.174%, VAR LIBOR+3.000%, 04/01/2027 (H)	840	838

52	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.928%, 11/16/2026	$416	$398
UFC Holdings, LLC, Term B-1 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/29/2026	862	822
Univision Communications
4.750%, 03/13/2026	80	74
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 03/15/2024	940	867
US Foods, Inc.
3.072%, 09/13/2026	330	307
US Foods, Inc. (aka U.S. Foodservice, Inc.), Initial Term Loan, 1st Lien
1.928%, 06/27/2023 (B)	330	309
VFH Parent LLC, Initial Term Loan, 1st Lien
3.188%, VAR LIBOR+3.000%, 03/01/2026	295	287
VICI Properties 1 LLC, Term B Loan, 1st Lien
1.940%, VAR LIBOR+1.750%, 12/20/2024	455	423
Virgin Media Bristol LLC, N Facility, 1st Lien
2.685%, VAR LIBOR+2.500%, 01/31/2028	1,207	1,150
Western Digital Corporation, Term Loan B-4
1.924%, VAR LIBOR+1.750%, 04/29/2023	114	111
Wynn Resorts, Term Loan, 1st Lien
1.930%, 09/20/2024	1,404	1,306

Total Loan Participations (Cost $53,740) ($ Thousands)		51,104

MUNICIPAL BONDS — 0.5%

California — 0.2%
California State, GO
7.600%, 11/01/2040	145	266
Los Angeles, Community College District, GO
6.750%, 08/01/2049	1,048	1,851
University of California, RB
3.256%, 05/15/2060	3,750	3,898

		6,015

Georgia — 0.1%
Georgia State, Municipal Electric Authority, RB
7.055%, 04/01/2057	1,075	1,548

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Massachusetts — 0.1%
Massachusetts, Ser C, GO
Callable 03/01/2030 @ 100
3.000%, 03/01/2049	$2,025	$2,144

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, RB Callable 02/15/2057 @ $100
3.652%, 08/15/2057	555	686
Missouri State, Health & Educational Facilities Authority, RB Callable 11/15/2049 @ 100
3.229%, 05/15/2050	430	490

		1,176

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	1,136

New York — 0.1%
Metropolitan New York, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	725	846
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	670
New York City, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	922
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	275	385
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	850	1,075
New York State, Dormitory Authority, Ser A, RB Callable 07/01/2030 @ 100
4.000%, 07/01/2050	1,215	1,359

		5,257

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	659

Texas — 0.0%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	1,115

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	53

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Texas System, Ser B, RB Callable 02/15/2049 @ 100
2.439%, 08/15/2049	$295	$291

		1,406

Total Municipal Bonds (Cost $16,490) ($ Thousands)		19,341

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FNMA
0.500%, 06/17/2025	4,215	4,216
Resolution Funding Interest
1.314%, 01/15/2030 (A)	905	800
Resolution Funding Principal
1.423%, 04/15/2030 (A)	695	613
1.349%, 01/15/2030 (A)	440	389
Tennessee Valley Authority
3.875%, 02/15/2021	1,510	1,544
0.750%, 05/15/2025	1,055	1,069

Total U.S. Government Agency Obligations (Cost $8,554) ($ Thousands)		8,631

	Shares

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P.
0.190% **†(I)	14,896,545	14,925

Total Affiliated Partnership (Cost $14,883) ($ Thousands)		14,925

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	204,210,609	204,211

Total Cash Equivalent (Cost $204,211) ($ Thousands)		204,211

Total Investments in Securities — 108.5% (Cost $4,482,819) ($ Thousands)		$4,634,293

	Contracts

PURCHASED SWAPTIONS* — 0.0%

Total Purchased Swaptions(J) (Cost $251) ($ Thousands)	10,640,000	$1

Description	Contracts	Market Value ($ Thousands)

WRITTEN SWAPTIONS* — 0.0%

Total Written Swaptions(J) (Premiums Received $249) ($ Thousands)	(55,040,000)	$–

WRITTEN OPTIONS* — 0.0%

Total Written Options(K) (Premiums Received $441) ($ Thousands)	(278)	$(211)

54	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

A list of the exchange traded option contracts held by the Fund at June 30, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS — 0.0%

Put Options
August 2020, U.S. Bond Future Option*	(139)	$(226)	$175.00	07/18/20	$(63)

Call Options
August 2020, U.S. Bond Future Option*	(139)	$(216)	180.00	07/18/20	$(148)

Total Written Options		$(442)			$(211)

A list of open OTC swaptions held by the Fund at June 30, 2020, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%

Put Swaptions
Swaption 30 Year*	Bank of America Merill Lynch	4,090,000	$1.91	08/22/2020	$1
Swaption 5 Year*	Bank of America Merill Lynch	910,000	1.88	07/18/2020	-
Swaption 5 Year*	Bank of America Merill Lynch	2,730,000	1.88	07/18/2020	-
Swaption 5 Year*	Bank of America Merill Lynch	2,910,000	1.92	07/18/2020	-

Total Purchased Swaptions					$1

		Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN SWAPTIONS — 0.0%

Put Swaptions
Swaption 30 Year*	Bank of America Merill Lynch	(20,460,000)	$1.60	08/22/2020	$-
Swaption 5 Year*	Bank of America Merill Lynch	(5,010,000)	1.55	07/18/2020	-
Swaption 5 Year*	Bank of America Merill Lynch	(15,030,000)	1.55	07/18/2020	-
Swaption 5 Year*	Bank of America Merill Lynch	(14,540,000)	1.60	08/22/2020	-

Total Written Swaptions					$-

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	55

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	433	Dec-2020	$106,633	$107,936	$1,303
90-Day Euro$	(722)	Dec-2021	(178,966)	(180,139)	(1,173)
90-Day Euro$	(824)	Mar-2021	(205,355)	(205,588)	(233)
Euro-BTP	297	Sep-2020	46,636	47,995	1,059
Euro-Bund	(466)	Sep-2020	(90,511)	(92,389)	(657)
Euro-Buxl	(5)	Sep-2020	(1,204)	(1,235)	(24)
Euro-OAT	70	Sep-2020	12,913	13,181	144
Long Gilt 10-Year Bond	(79)	Oct-2020	(13,313)	(13,435)	(17)
U.S. 2-Year Treasury Note	46	Oct-2020	10,150	10,158	8
U.S. 5-Year Treasury Note	1,429	Oct-2020	179,136	179,686	550
U.S. 10-Year Treasury Note	879	Sep-2020	122,005	122,332	327
U.S. Long Treasury Bond	(238)	Sep-2020	(42,140)	(42,498)	(358)
U.S. Long Treasury Bond	416	Sep-2020	74,331	74,282	(49)
U.S. Ultra Long Treasury Bond	511	Sep-2020	110,043	111,478	1,435
U.S. Ultra Long Treasury Bond	20	Sep-2020	4,378	4,363	(15)
Ultra 10-Year U.S. Treasury Note	(421)	Sep-2020	(66,074)	(66,301)	(227)

			$68,662	$69,826	$2,073

A list of the open forward foreign currency contracts held by the Fund at June 30, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/16/20 -07/17/20	CNH	1,211	USD	171	$—
BNP Paribas	07/16/20	CNH	13,759	USD	1,937	(8)
BNP Paribas	07/16/20	CAD	26,110	USD	19,073	(99)
BNP Paribas	07/16/20	CNY	26,290	USD	3,700	(16)
BNP Paribas	07/16/20	USD	25,506	EUR	22,720	20
BNP Paribas	07/16/20	USD	3,411	EUR	3,000	(40)
BNP Paribas	07/16/20 -10/16/20	EUR	39,255	USD	43,615	(540)
BNP Paribas	10/16/20	USD	19,076	CAD	26,110	102
Citigroup	07/16/20	USD	135	GBP	110	1
Citigroup	07/16/20	USD	2,040	GBP	1,643	(10)
Citigroup	07/16/20	USD	2,220	AUD	3,563	233
Citigroup	07/16/20	USD	3,286	BRL	17,259	(145)
Citigroup	07/16/20	USD	5,911	PHP	300,620	123
Citigroup	07/16/20	USD	9,739	CNY	68,783	(16)
Citigroup	07/16/20	USD	13,099	IDR	216,529,634	1,902
Citigroup	07/16/20	EUR	600	USD	676	1
Citigroup	07/16/20	EUR	37,026	USD	40,353	(1,246)
Citigroup	07/16/20	CNY	42,493	USD	6,001	(5)
Goldman Sachs	07/16/20	USD	1,019	BRL	5,400	(36)
Goldman Sachs	07/16/20	RUB	279,888	USD	3,489	(433)
Goldman Sachs	07/16/20	PHP	300,620	USD	5,829	(205)
Morgan Stanley	07/16/20	USD	29,719	CAD	41,896	1,045
Morgan Stanley	07/16/20	COP	5,189,635	USD	1,263	(123)

						$505

56	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2020, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD LIBOR BBA	.60%	Semi-Annual	03/23/2022	USD	45,730	$293	$6	$287
0.38%	USD-LIBOR-BBA	Semi-Annual	08/31/2024	USD	34,443	154	13	141
USD LIBOR BBA	.70%	Semi-Annual	03/25/2025	USD	26,640	496	(21)	517
1.55%	3-MONTH USD - LIBOR	Quarterly	06/30/2026	USD	79,966	(5,540)	253	(5,793)
1.52%	3-MONTH USD - LIBOR	Quarterly	07/31/2026	USD	35,553	(2,405)	139	(2,544)
1.65%	SD - LIBOR - BBA	Quarterly	11/15/2026	USD	6,001	(468)	(21)	(447)
1.6%	3-MONTH USD - LIBOR	Quarterly	11/15/2026	USD	15,694	(1,175)	5	(1,180)
.75%	3M LIBOR	Quarterly	02/15/2027	USD	30,092	(623)	5	(628)
.77%	LIBOR-BBA	Semi-Annual	03/24/2027	USD	35,810	783	255	528
USD FEDL01	0.26%	Annual	05/15/2027	USD	37,002	(92)	(124)	32
1.85%	3-MONTH USD -LIBOR	Quarterly	11/15/2044	USD	30,216	(6,479)	60	(6,539)
0.9%	USD LIBOR BBA	Quarterly	03/17/2050	USD	3,996	21	4	17
.7918%	LIBOR-BBA	Quarterly	03/18/2050	USD	2,014	70	–	70
0.8101%	USD LIBOR BBA	Quarterly	03/19/2050	USD	2,029	56	–	56

						$(14,909)	$574	$(15,483)

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.34	Sell	1.00%	Quarterly	06/20/2025	(122,520)	$1,401	$(223)	$1,624
CDX.NA.IG.34	Sell	5.00%	Quarterly	06/20/2025	(17,357)	(120)	(966)	846

						$1,281	$(1,189)	$2,470

Percentages are based on Net Assets of $4,273,016 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $597,357 ($ Thousands), representing 14.0% of the Net Assets of the Fund.

(D)	Certain securities or partial positions of certain securities are on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $14,873 ($ Thousands).

(E)	Perpetual security.

(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(G)	Security is in default on interest payment.

(H)	Unsettled bank loan. Interest rate may not be available.

(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $14,925 ($ Thousands).

(J)	Refer to table below for details on Swaption Contracts.

(K)	Refer to table below for details on Options Contracts.

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Offshore Yuan

CNY — Chinese Yuan

COP — Colombian Peso

DAC — Designated Activity Company

DN— Discount Note

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	57

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only

JPY — Japanese Yen

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PHP — Philippine Peso

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TA — Tax Allocation

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	1,596,545	–	1,596,545
Corporate Obligations	–	1,538,386	–	1,538,386
U.S. Treasury Obligations	–	776,975	–	776,975
Asset-Backed Securities	–	309,381	–	309,381
Sovereign Debt	–	114,794	–	114,794
Loan Participations	–	51,104	–	51,104
Municipal Bonds	–	19,341	–	19,341
U.S. Government Agency Obligations	–	8,631	–	8,631
Affiliated Partnership	–	14,925	–	14,925
Cash Equivalent	204,211	–	–	204,211

Total Investments in Securities	204,211	4,430,082	–	4,634,293

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(211)	$—	$—	$(211)
Purchased Swaptions	—	1	—	1
Written Swaptions	—	—	—	—
Futures Contracts *
Unrealized Appreciation	4,826	—	—	4,826
Unrealized Depreciation	(2,753)	—	—	(2,753)
Forwards Contracts *
Unrealized Appreciation	—	3,427	—	3,427
Unrealized Depreciation	—	(2,922)	—	(2,922)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,648	—	1,648
Unrealized Depreciation	—	(17,131)	—	(17,131)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	2,470	—	2,470

Total Other Financial Instruments	$1,862	$(12,507)	$—	$(10,645)

*Futures contracts, forwards contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$91,034	$963,830	$(1,040,022)	$48	$35	$14,925	14,896,545	$205	$—
SEI Daily Income Trust, Government Fund, Cl F	109,509	2,285,518	(2,190,816)	—	—	204,211	204,210,609	920	—

Totals	$200,543	$3,249,348	$(3,230,838)	$48	$35	$219,136		$1,125	$—

Amounts designated as “-” are $0 or have been rounded to $0.

58	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Fixed Income Fund (Continued)

As of June 30, 2020, the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $139.9 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$-	$1,281,260	$1,281,260
Maximum potential amount of future payments	-	-	-	139,876,500	139,876,500
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	-	-	$122,520,000	$-	$-	$122,520,000
> than 400	-	-	17,356,500	-	-	17,356,500
Total	-	-	$139,876,500	$-	$-	$139,876,500

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	59

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 79.2%

Communication Services — 10.8%
Altice France
8.125%, 02/01/2027 (A)	$1,096	$1,199
7.375%, 05/01/2026 (A)	3,221	3,359
Altice France Holding
10.500%, 05/15/2027 (A)	690	760
6.000%, 02/15/2028 (A)	1,448	1,367
AMC Entertainment Holdings, Inc.
10.500%, 04/15/2025 (A)	1,895	1,536
6.125%, 05/15/2027	420	130
5.750%, 06/15/2025	375	118
AMC Networks
4.750%, 08/01/2025	2,309	2,275
C&W Senior Financing Designated Activity
6.875%, 09/15/2027 (A)	500	496
CB Escrow
8.000%, 10/15/2025 (A)	1,331	1,389
CCO Holdings
5.875%, 04/01/2024 (A)	2,365	2,439
5.750%, 02/15/2026 (A)	3,120	3,227
5.500%, 05/01/2026 (A)	3,867	4,004
5.375%, 05/01/2025 (A)	155	159
5.375%, 06/01/2029 (A)	980	1,034
5.125%, 05/01/2027 (A)	823	851
5.000%, 02/01/2028 (A)	2,170	2,241
4.750%, 03/01/2030 (A)	300	307
4.500%, 08/15/2030 (A)	459	468
CenturyLink
7.500%, 04/01/2024	1,275	1,401
6.875%, 01/15/2028	395	420
5.625%, 04/01/2025	205	212
5.125%, 12/15/2026 (A)	2,625	2,619
4.000%, 02/15/2027 (A)	545	529
Cincinnati Bell
7.000%, 07/15/2024 (A)	305	311
Cinemark USA
8.750%, 05/01/2025 (A)	115	120
Clear Channel Worldwide Holdings
9.250%, 02/15/2024	5,432	5,039
5.125%, 08/15/2027 (A)	1,820	1,747
Consolidated Communications
6.500%, 10/01/2022	1,651	1,519
Digicel Group
6.750%, 03/01/2023 (A)	1,115	574
Digicel International Finance
13.000% cash/0% PIK, 12/31/2025 (A)	321	270
8.750%, 05/25/2024 (A)	826	805
DISH DBS
7.750%, 07/01/2026	1,590	1,685
7.375%, 07/01/2028 (A)	1,135	1,128
5.875%, 11/15/2024	4,071	4,051
5.000%, 03/15/2023	1,767	1,763

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DISH Network
3.375%, 08/15/2026	$465	$427
DKT Finance ApS
9.375%, 06/17/2023 (A)	1,845	1,854
Embarq
7.995%, 06/01/2036	174	195
Entercom Media
6.500%, 05/01/2027 (A)	237	213
EW Scripps
5.125%, 05/15/2025 (A)	863	820
Front Range BidCo
6.125%, 03/01/2028 (A)	571	555
4.000%, 03/01/2027 (A)	1,141	1,086
Frontier Communications
11.000%, 09/15/2025 (B)	905	312
10.500%, 09/15/2022 (B)	1,035	357
8.500%, 04/15/2020 (B)	143	45
8.500%, 04/01/2026 (A)	1,765	1,668
8.000%, 04/01/2027 (A)	1,508	1,530
7.125%, 01/15/2023 (B)	770	228
6.875%, 01/15/2025 (B)	2,895	862
Gogo Intermediate Holdings
9.875%, 05/01/2024 (A)	1,531	1,301
Gray Television
7.000%, 05/15/2027 (A)	1,370	1,404
iHeartCommunications
8.375%, 05/01/2027	4,263	3,907
6.375%, 05/01/2026	94	93
5.250%, 08/15/2027 (A)	2,763	2,645
4.750%, 01/15/2028 (A)	842	777
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)	3,052	1,875
8.500%, 10/15/2024 (A)(B)	1,695	1,019
8.000%, 02/15/2024 (A)(B)	160	162
5.500%, 08/01/2023 (B)	2,363	1,347
Intelsat Luxembourg
8.125%, 06/01/2023 (B)	635	35
Level 3 Financing
5.375%, 01/15/2024	1,720	1,733
5.375%, 05/01/2025	760	776
4.625%, 09/15/2027 (A)	1,419	1,430
Live Nation Entertainment
6.500%, 05/15/2027 (A)	1,096	1,129
5.625%, 03/15/2026 (A)	264	240
4.875%, 11/01/2024 (A)	3,332	2,999
4.750%, 10/15/2027 (A)	1,494	1,285
Match Group
4.125%, 08/01/2030 (A)	800	783
McClatchy
9.000%, 07/15/2026 (B)	3,470	3,401
Meredith
6.875%, 02/01/2026	2,505	2,083

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Netflix
5.875%, 11/15/2028	$470	$535
5.375%, 11/15/2029 (A)	205	225
4.875%, 04/15/2028	1,273	1,361
4.875%, 06/15/2030 (A)	956	1,025
Nexstar (Escrow Security)
5.625%, 07/15/2027 (A)	5,019	4,982
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	50	50
Outfront Media Capital
5.000%, 08/15/2027 (A)	465	419
Radiate Holdco
6.625%, 02/15/2025 (A)	2,657	2,644
Sable International Finance
5.750%, 09/07/2027 (A)	2,076	2,113
Salem Media Group
6.750%, 06/01/2024 (A)	3,640	2,967
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	1,242	1,177
Sinclair Television Group
5.625%, 08/01/2024 (A)	100	96
5.500%, 03/01/2030 (A)	1,830	1,693
5.125%, 02/15/2027 (A)	2,871	2,613
Sirius XM Radio
5.500%, 07/01/2029 (A)	549	578
5.375%, 04/15/2025 (A)	1,060	1,089
5.375%, 07/15/2026 (A)	1,962	2,026
5.000%, 08/01/2027 (A)	746	762
4.625%, 07/15/2024 (A)	340	348
4.125%, 07/01/2030 (A)	1,210	1,197
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+4.226%(C)	605	551
5.125%, 09/19/2027	527	523
Sprint
7.875%, 09/15/2023	2,026	2,282
7.625%, 02/15/2025	6,681	7,708
7.625%, 03/01/2026	1,490	1,759
7.125%, 06/15/2024	913	1,031
Sprint Capital
8.750%, 03/15/2032	2,473	3,540
TEGNA
4.625%, 03/15/2028 (A)	1,609	1,480
Telecom Italia
5.303%, 05/30/2024 (A)	200	209
Telecom Italia Capital
6.375%, 11/15/2033	300	338
6.000%, 09/30/2034	850	924
Telesat Canada
6.500%, 10/15/2027 (A)	4,941	4,844
4.875%, 06/01/2027 (A)	1,120	1,097

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
T-Mobile USA
6.500%, 01/15/2026	$1,370	$1,432
6.375%, 03/01/2025	2,445	2,512
4.750%, 02/01/2028	2,919	3,084
4.375%, 04/15/2040 (A)	53	61
3.875%, 04/15/2030 (A)	318	354
3.500%, 04/15/2025 (A)	96	104
Townsquare Media
6.500%, 04/01/2023 (A)	2,223	1,912
Trilogy International Partners
8.875%, 05/01/2022 (A)	150	133
United States Cellular
6.700%, 12/15/2033	1,289	1,498
Videotron
5.375%, 06/15/2024 (A)	660	703
5.125%, 04/15/2027 (A)	240	249
Windstream Services
9.000%, 06/30/2025 (A)(B)	2,026	101
8.625%, 10/31/2025 (A)(B)	100	60

		158,517

Consumer Discretionary — 17.0%
1011778 BC ULC
4.375%, 01/15/2028 (A)	1,570	1,539
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	915	901
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(D)	150	1
9.500%, 02/15/2004 (B)(D)	25	–
7.875%, 01/15/2009 (B)(D)	225	–
Adient Global Holdings
4.875%, 08/15/2026 (A)	830	680
Adient US
9.000%, 04/15/2025 (A)	486	524
7.000%, 05/15/2026 (A)	355	367
Allied Universal Holdco
6.625%, 07/15/2026 (A)	856	899
Altice Financing
7.500%, 05/15/2026 (A)	3,347	3,506
5.000%, 01/15/2028 (A)	2,803	2,784
American Axle & Manufacturing
6.875%, 07/01/2028	1,008	998
6.500%, 04/01/2027	924	897
6.250%, 04/01/2025	535	526
6.250%, 03/15/2026	600	577
American Greetings
8.750%, 04/15/2025 (A)	2,600	2,210
Aramark Services
5.000%, 02/01/2028 (A)	630	598
Arrow Bidco
9.500%, 03/15/2024 (A)	847	661

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Asbury Automotive Group
4.500%, 03/01/2028 (A)	$556	$539
Ashtead Capital
4.250%, 11/01/2029 (A)	708	708
4.125%, 08/15/2025 (A)	375	383
4.000%, 05/01/2028 (A)	385	383
Ashton Woods USA
6.625%, 01/15/2028 (A)	3,046	2,993
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(D)(E)	2,750	–
Boyd Gaming
8.625%, 06/01/2025 (A)	1,075	1,123
6.375%, 04/01/2026	1,078	1,024
6.000%, 08/15/2026	300	280
4.750%, 12/01/2027 (A)	360	310
Boyne USA
7.250%, 05/01/2025 (A)	230	241
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	712	595
Burlington Coat Factory Warehouse
6.250%, 04/15/2025 (A)	540	564
Cablevision Systems
5.875%, 09/15/2022	92	96
Caesars Resort Collection
5.250%, 10/15/2025 (A)	1,640	1,427
Capitol Investment Merger Sub 2
10.000%, 08/01/2024 (A)	3,325	3,318
Carnival
11.500%, 04/01/2023 (A)	4,418	4,794
CBS Radio
7.250%, 11/01/2024 (A)	3,015	2,623
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	567	590
Cedar Fair
5.500%, 05/01/2025 (A)	180	181
5.375%, 06/01/2024	1,638	1,551
5.250%, 07/15/2029 (A)	65	59
Cengage Learning
9.500%, 06/15/2024 (A)	3,270	2,289
Century Communities
6.750%, 06/01/2027	444	446
5.875%, 07/15/2025	1,061	1,056
Cinemark USA
5.125%, 12/15/2022	542	478
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	1,291	1,184
Claire’s Stores
9.000%, 03/15/2019 (B)	815	–
Clarios Global
6.750%, 05/15/2025 (A)	1,378	1,433
Colt Merger Sub
8.125%, 07/01/2027 (A)	2,024	1,956

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 07/01/2025 (A)	$2,119	$2,106
5.750%, 07/01/2025 (A)	142	143
Constellation
8.500%, 09/15/2025 (A)	485	388
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	320	339
5.625%, 11/15/2026 (A)	885	566
CSC Holdings
10.875%, 10/15/2025 (A)	1,647	1,771
7.500%, 04/01/2028 (A)	1,300	1,419
6.750%, 11/15/2021	1,615	1,695
6.625%, 10/15/2025 (A)	420	436
6.500%, 02/01/2029 (A)	2,500	2,734
5.750%, 01/15/2030 (A)	2,655	2,765
5.500%, 05/15/2026 (A)	1,660	1,704
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	3,224	2,978
Dana
5.625%, 06/15/2028	324	322
5.375%, 11/15/2027	2,060	2,056
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	730	756
Delphi Technologies
5.000%, 10/01/2025 (A)	2,638	2,833
Diamond Resorts International
10.750%, 09/01/2024 (A)	1,965	1,769
Diamond Sports Group
6.625%, 08/15/2027 (A)	3,055	1,627
5.375%, 08/15/2026 (A)	5,017	3,631
Dolya Holdco 18 DAC
5.000%, 07/15/2028 (A)	470	464
eG Global Finance
8.500%, 10/30/2025 (A)	890	912
6.750%, 02/07/2025 (A)	3,520	3,436
Enterprise Development Authority
12.000%, 07/15/2024 (A)	1,448	1,455
ESH Hospitality
5.250%, 05/01/2025 (A)	310	298
4.625%, 10/01/2027 (A)	2,400	2,247
Expedia Group
7.000%, 05/01/2025 (A)	461	479
6.250%, 05/01/2025 (A)	674	718
Ferrellgas
10.000%, 04/15/2025 (A)	338	364
Fontainebleau Las Vegas Holdings
0.000%, 06/15/2015 (A)(B)	3,108	–
Ford Motor
9.625%, 04/22/2030	384	455
9.000%, 04/22/2025	3,552	3,844
8.500%, 04/21/2023	3,275	3,463
Ford Motor Credit
5.596%, 01/07/2022	516	520

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.584%, 03/18/2024	$65	$66
5.125%, 06/16/2025	130	130
4.687%, 06/09/2025	655	640
4.542%, 08/01/2026	230	218
4.271%, 01/09/2027	310	289
4.140%, 02/15/2023	240	235
4.063%, 11/01/2024	234	223
3.813%, 10/12/2021	1,125	1,114
3.810%, 01/09/2024	123	118
3.470%, 04/05/2021	915	903
3.350%, 11/01/2022	160	153
3.096%, 05/04/2023	271	257
3.087%, 01/09/2023	34	32
2.979%, 08/03/2022	670	642
2.191%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	575	546
Ford Motor Credit MTN
4.389%, 01/08/2026	740	705
Gap
8.875%, 05/15/2027 (A)	283	303
8.625%, 05/15/2025 (A)	1,733	1,835
8.375%, 05/15/2023 (A)	1,037	1,129
GCI
6.875%, 04/15/2025	195	201
6.625%, 06/15/2024 (A)	165	173
GEMS MENASA Cayman
7.125%, 07/31/2026 (A)	1,438	1,366
General Motors
6.800%, 10/01/2027	1,283	1,495
6.125%, 10/01/2025	449	505
Getty Images
9.750%, 03/01/2027 (A)	1,885	1,776
Golden Nugget
8.750%, 10/01/2025 (A)	2,591	1,464
6.750%, 10/15/2024 (A)	984	707
GrubHub Holdings
5.500%, 07/01/2027 (A)	1,020	1,044
Guitar Center
13.000% cash/0% PIK, 04/15/2022 (A)	7,050	2,819
10.000%, 05/15/2022 (A)(D)(F)	109	109
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	1,230	907
Hanesbrands
4.625%, 05/15/2024 (A)	1,431	1,424
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	111	112
5.375%, 05/01/2025 (A)	74	74
5.125%, 05/01/2026	767	764
Hilton Worldwide Finance
4.625%, 04/01/2025	190	186
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	2,640	2,548

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hyatt Hotels
5.750%, 04/23/2030	$85	$93
5.375%, 04/23/2025	653	692
iHeartCommunications
8.375%, 05/01/2027	140	128
6.375%, 05/01/2026	75	74
IHO Verwaltungs GmbH
6.375% cash/0% PIK, 05/15/2029 (A)	930	945
6.000% cash/0% PIK, 05/15/2027 (A)	830	843
Inn of the Mountain Gods Resort & Casino
9.250% cash/0% PIK, 11/30/2020 (D)	2,294	1,927
International Game Technology
6.250%, 02/15/2022 (A)	811	819
6.250%, 01/15/2027 (A)	3,400	3,485
5.250%, 01/15/2029 (A)	250	244
IRB Holding
7.000%, 06/15/2025 (A)	2,189	2,256
6.750%, 02/15/2026 (A)	4,945	4,723
JC Penney
6.375%, 10/15/2036 (B)	3,585	18
Kohl’s
9.500%, 05/15/2025	848	968
L Brands
9.375%, 07/01/2025 (A)	78	78
7.500%, 06/15/2029	1,339	1,168
6.875%, 07/01/2025 (A)	252	260
6.875%, 11/01/2035	37	31
6.750%, 07/01/2036	1,225	1,005
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	3,319	3,385
Liberty Interactive
8.250%, 02/01/2030	4,922	4,789
Lions Gate Capital Holdings
6.375%, 02/01/2024 (A)	2,045	1,994
Lithia Motors
4.625%, 12/15/2027 (A)	2,080	2,059
Macy’s
8.375%, 06/15/2025 (A)	1,941	1,932
Macy’s Retail Holdings
3.875%, 01/15/2022	838	740
Marriott International
5.750%, 05/01/2025	105	114
4.625%, 06/15/2030	128	133
Marriott Ownership Resorts
6.500%, 09/15/2026	555	559
6.125%, 09/15/2025 (A)	234	239
Mattamy Group
4.625%, 03/01/2030 (A)	1,888	1,812
Mattel
6.750%, 12/31/2025 (A)	1,217	1,263
5.875%, 12/15/2027 (A)	190	196

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (A)	$1,770	$1,177
Melco Resorts Finance
5.250%, 04/26/2026	826	832
Men’s Wearhouse
7.000%, 07/01/2022	819	123
MGM Resorts International
6.750%, 05/01/2025	1,380	1,366
6.000%, 03/15/2023	1,535	1,550
5.750%, 06/15/2025	857	847
5.500%, 04/15/2027	401	386
Midcontinent Communications
5.375%, 08/15/2027 (A)	582	591
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(D)	175	–
Monitronics International Inc
9.125%, 04/01/2020 (B)(D)	5,936	–
National CineMedia
5.875%, 04/15/2028 (A)	150	123
NCL
12.250%, 05/15/2024 (A)	725	758
Neiman Marcus Group
14.000%, 04/25/2024 (A)(B)	720	201
8.750%cash/0% PIK, 10/15/2021 (A)(B)	762	433
8.750%, 10/25/2024 (A)(B)	1,116	45
8.000%, 10/15/2021 (A)(B)	820	466
8.000%, 10/25/2024 (A)(B)	1,632	65
Newell Brands
5.875%, 04/01/2036	90	96
4.875%, 06/01/2025	463	485
4.700%, 04/01/2026	2,195	2,303
Nordstrom
8.750%, 05/15/2025 (A)	125	135
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	3,079	3,094
6.250%, 05/15/2026 (A)	1,444	1,489
Penn National Gaming
5.625%, 01/15/2027 (A)	736	687
PetSmart
8.875%, 06/01/2025 (A)	545	546
7.125%, 03/15/2023 (A)	1,795	1,770
5.875%, 06/01/2025 (A)	1,104	1,106
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	1,141	1,077
QVC
4.750%, 02/15/2027	570	551
4.450%, 02/15/2025	889	871
Radiate Holdco
6.875%, 02/15/2023 (A)	812	822
Royal Caribbean Cruises
11.500%, 06/01/2025 (A)	458	478
10.875%, 06/01/2023 (A)	1,789	1,838

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
9.125%, 06/15/2023 (A)	$56	$56
5.250%, 11/15/2022	1,512	1,176
Scientific Games International
8.625%, 07/01/2025 (A)	1,270	1,187
8.250%, 03/15/2026 (A)	1,375	1,233
7.000%, 05/15/2028 (A)	846	677
5.000%, 10/15/2025 (A)	1,647	1,521
Service International
7.500%, 04/01/2027	640	726
4.625%, 12/15/2027	415	433
Shea Homes
4.750%, 02/15/2028 (A)	711	675
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	1,493	1,407
Six Flags Entertainment
5.500%, 04/15/2027 (A)	339	303
4.875%, 07/31/2024 (A)	2,753	2,464
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	668	691
Sotheby’s
7.375%, 10/15/2027 (A)	1,416	1,338
Speedway Motorsports
4.875%, 11/01/2027 (A)	846	770
SRS Distribution
8.250%, 07/01/2026 (A)	1,350	1,370
Staples
10.750%, 04/15/2027 (A)	1,355	796
7.500%, 04/15/2026 (A)	1,675	1,316
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	175	184
Station Casinos
5.000%, 10/01/2025 (A)	736	648
4.500%, 02/15/2028 (A)	3,554	3,008
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	3,955	3,856
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	800	834
Tempur Sealy International
5.500%, 06/15/2026	455	460
Tenneco
5.375%, 12/15/2024	170	115
5.000%, 07/15/2026	1,305	861
Terrier Media Buyer
8.875%, 12/15/2027 (A)	5,168	4,955
Toll Brothers Finance
3.800%, 11/01/2029	710	714
Twin River Worldwide Holdings
6.750%, 06/01/2027 (A)	1,240	1,178
Univision Communications
9.500%, 05/01/2025 (A)	1,580	1,675
Urban One
7.375%, 04/15/2022 (A)	5,652	5,030

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virgin Media Finance
5.000%, 07/15/2030 (A)	$493	$482
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,191	1,245
4.500%, 08/15/2030 (A)	480	481
Vista Outdoor
5.875%, 10/01/2023	995	973
William Carter
5.625%, 03/15/2027 (A)	225	232
Winnebago Industries
6.250%, 07/15/2028 (A)	858	877
Wolverine World Wide
6.375%, 05/15/2025 (A)	552	578
5.000%, 09/01/2026 (A)	2,143	2,063
WW International
8.625%, 12/01/2025 (A)	3,122	3,216
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,380	1,263
5.250%, 05/15/2027 (A)	665	575
4.250%, 05/30/2023 (A)	150	141
Wynn Resorts Finance
7.750%, 04/15/2025 (A)	550	554
5.125%, 10/01/2029 (A)	250	223
Yum! Brands
7.750%, 04/01/2025 (A)	110	119
6.875%, 11/15/2037	1,065	1,145
5.350%, 11/01/2043	130	125
Ziggo BV
5.500%, 01/15/2027 (A)	1,485	1,504

		250,933

Consumer Staples — 3.8%
Albertsons
7.500%, 03/15/2026 (A)	1,105	1,193
5.875%, 02/15/2028 (A)	408	421
5.750%, 03/15/2025	1,207	1,234
4.875%, 02/15/2030 (A)	185	189
4.625%, 01/15/2027 (A)	1,977	1,977
3.500%, 02/15/2023 (A)	130	132
B&G Foods
5.250%, 04/01/2025	643	648
Central Garden & Pet
6.125%, 11/15/2023	495	505
5.125%, 02/01/2028	265	274
Chobani
7.500%, 04/15/2025 (A)	2,532	2,443
Clearwater Seafoods
6.875%, 05/01/2025 (A)	1,746	1,728
Cott Holdings
5.500%, 04/01/2025 (A)	1,702	1,711
Coty
6.500%, 04/15/2026 (A)	245	208

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dole Food
7.250%, 06/15/2025 (A)	$1,607	$1,539
Edgewell Personal Care
5.500%, 06/01/2028 (A)	776	797
Energizer Holdings
7.750%, 01/15/2027 (A)	1,196	1,275
5.500%, 06/15/2025 (A)	480	495
4.750%, 06/15/2028 (A)	419	411
Herbalife Nutrition
7.875%, 09/01/2025 (A)	1,780	1,838
High Ridge Brands
8.875%, 03/15/2025 (A)(B)	445	9
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	1,325	1,391
JBS USA
5.875%, 07/15/2024 (A)	344	349
5.750%, 06/15/2025 (A)	70	71
JBS USA LUX
5.500%, 01/15/2030 (A)	1,215	1,245
Kraft Heinz Foods
5.000%, 07/15/2035	3,632	3,996
4.250%, 03/01/2031 (A)	690	732
3.875%, 05/15/2027 (A)	2,165	2,262
3.000%, 06/01/2026	2,080	2,096
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	610	581
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	517	535
4.875%, 05/15/2028 (A)	135	143
4.625%, 11/01/2024 (A)	1,215	1,261
New Albertsons
8.700%, 05/01/2030	955	1,113
Performance Food Group
6.875%, 05/01/2025 (A)	50	52
5.500%, 10/15/2027 (A)	355	343
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	1,108	1,108
Post Holdings
5.750%, 03/01/2027 (A)	995	1,027
5.625%, 01/15/2028 (A)	955	988
5.500%, 12/15/2029 (A)	621	642
5.000%, 08/15/2026 (A)	905	908
4.625%, 04/15/2030 (A)	153	150
Rite Aid
7.700%, 02/15/2027	670	567
7.500%, 07/01/2025 (A)	315	315
6.125%, 04/01/2023 (A)	2,450	2,383
Sigma Holdco BV
7.875%, 05/15/2026 (A)	3,200	3,184
Simmons Foods
5.750%, 11/01/2024 (A)	2,389	2,270

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Spectrum Brands
5.750%, 07/15/2025	$890	$913
5.500%, 07/15/2030 (A)	834	835
5.000%, 10/01/2029 (A)	100	99
US Foods
6.250%, 04/15/2025 (A)	567	577
5.875%, 06/15/2024 (A)	991	941
Vector Group
10.500%, 11/01/2026 (A)	3,220	3,233
6.125%, 02/01/2025 (A)	605	581

		55,918

Energy — 8.7%
Antero Midstream Partners
5.750%, 03/01/2027 (A)	767	606
5.750%, 01/15/2028 (A)	155	122
5.375%, 09/15/2024	280	239
Antero Resources
5.625%, 06/01/2023	420	269
5.125%, 12/01/2022	380	275
Apache
4.375%, 10/15/2028	278	245
3.250%, 04/15/2022	342	331
Archrock Partners
6.250%, 04/01/2028 (A)	2,274	2,069
Ascent Resources Utica Holdings
7.000%, 11/01/2026 (A)	40	26
Baytex Energy
8.750%, 04/01/2027 (A)	390	207
Blue Racer Midstream
6.625%, 07/15/2026 (A)	205	182
6.125%, 11/15/2022 (A)	1,833	1,824
Buckeye Partners
4.500%, 03/01/2028 (A)	230	215
4.125%, 03/01/2025 (A)	230	221
4.125%, 12/01/2027	305	291
Calfrac Holdings
10.875%, 03/15/2026 (A)	659	490
8.500%, 06/15/2026 (A)	305	20
Carrizo Oil & Gas
8.250%, 07/15/2025	185	65
6.250%, 04/15/2023	245	93
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025	360	403
Cheniere Energy Partners
5.625%, 10/01/2026	2,563	2,550
4.500%, 10/01/2029 (A)	5,866	5,683
Chesapeake Energy
11.500%, 01/01/2025 (A)(B)	874	100
7.500%, 10/01/2026 (B)	2,515	44
7.000%, 10/01/2024 (B)	1,135	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citgo Holding
9.250%, 08/01/2024 (A)	$1,408	$1,401
CITGO Petroleum
6.250%, 08/15/2022 (A)	1,779	1,768
CNX Midstream Partners
6.500%, 03/15/2026 (A)	2,715	2,498
CNX Resources
7.250%, 03/14/2027 (A)	2,240	2,061
Comstock Resources
9.750%, 08/15/2026	1,885	1,758
7.500%, 05/15/2025 (A)	554	502
Crestwood Midstream Partners
6.250%, 04/01/2023	565	503
5.750%, 04/01/2025	1,790	1,546
5.625%, 05/01/2027 (A)	265	221
CVR Energy
5.750%, 02/15/2028 (A)	2,505	2,192
5.250%, 02/15/2025 (A)	825	759
DCP Midstream Operating
8.125%, 08/16/2030	1,390	1,460
5.625%, 07/15/2027	638	642
5.125%, 05/15/2029	538	516
Delek Logistics Partners
6.750%, 05/15/2025	811	750
Denbury Resources
9.250%, 03/31/2022 (A)	439	176
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	148	149
Energy Transfer
5.500%, 06/01/2027	1,564	1,622
EnLink Midstream
5.375%, 06/01/2029	4,001	3,001
EnLink Midstream Partners
4.850%, 07/15/2026	190	141
4.400%, 04/01/2024	365	303
Enviva Partners
6.500%, 01/15/2026 (A)	1,860	1,934
EP Energy
9.375%, 05/01/2020 (B)	972	–
9.375%, 05/01/2024 (A)(B)	1,017	–
8.000%, 11/29/2024 (A)(B)	260	5
8.000%, 02/15/2025 (A)(B)	653	–
7.750%, 05/15/2026 (A)(B)	1,385	277
6.375%, 06/15/2023 (B)	669	–
EQM Midstream Partners
6.500%, 07/01/2027 (A)	1,215	1,244
6.000%, 07/01/2025 (A)	873	884
EQT
6.125%, 02/01/2025	2,825	2,815
Equities
7.000%, 02/01/2030	935	963

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exterran Energy Solutions
8.125%, 05/01/2025	$3,060	$2,532
Extraction Oil & Gas
7.375%, 05/15/2024 (A)(B)	2,869	552
5.625%, 02/01/2026 (A)(B)	2,610	502
FTS International
6.250%, 05/01/2022	1,524	488
Genesis Energy
7.750%, 02/01/2028	238	212
6.500%, 10/01/2025	825	705
Great Western Petroleum
9.000%, 09/30/2021 (A)	1,872	1,123
Gulfport Energy
6.375%, 05/15/2025	183	91
6.375%, 01/15/2026	585	282
6.000%, 10/15/2024	215	110
Hess Midstream Operations
5.625%, 02/15/2026 (A)	1,318	1,304
Hilcorp Energy I
6.250%, 11/01/2028 (A)	580	465
5.750%, 10/01/2025 (A)	864	734
5.000%, 12/01/2024 (A)	1,870	1,608
Holly Energy Partners
5.000%, 02/01/2028 (A)	190	181
Laredo Petroleum
10.125%, 01/15/2028	1,434	989
9.500%, 01/15/2025	1,058	731
MEG Energy
7.125%, 02/01/2027 (A)	3,736	3,106
7.000%, 03/31/2024 (A)	71	61
6.500%, 01/15/2025 (A)	384	358
Nabors Industries
7.250%, 01/15/2026 (A)	155	95
5.750%, 02/01/2025	430	174
NGL Energy Partners
6.125%, 03/01/2025	2,361	1,783
Nine Energy Service
8.750%, 11/01/2023 (A)	509	248
Noble Holding International
8.950%, 04/01/2045 (B)	1,755	44
7.750%, 01/15/2024 (B)	1,865	37
Northern Oil and Gas
8.500% cash/0% PIK, 05/15/2023	1,863	1,592
Oasis Petroleum
6.875%, 01/15/2023	575	96
6.250%, 05/01/2026 (A)	375	62
Occidental Petroleum
8.875%, 07/15/2030	1,188	1,186
8.500%, 07/15/2027	293	293
8.000%, 07/15/2025	270	271
6.450%, 09/15/2036	875	739
5.550%, 03/15/2026	1,355	1,237

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 06/15/2045	$1,165	$815
4.500%, 07/15/2044	95	66
4.400%, 04/15/2046	95	66
4.100%, 02/01/2021	400	402
3.500%, 08/15/2029	219	160
3.400%, 04/15/2026	578	470
3.200%, 08/15/2026	2,827	2,297
3.125%, 02/15/2022	1,609	1,541
2.900%, 08/15/2024	271	232
2.700%, 08/15/2022	5,566	5,182
2.700%, 02/15/2023	1,245	1,134
Parkland Fuel
5.875%, 07/15/2027 (A)	1,255	1,302
Parsley Energy
5.375%, 01/15/2025 (A)	848	825
5.250%, 08/15/2025 (A)	395	379
4.125%, 02/15/2028 (A)	300	272
PBF Holding
9.250%, 05/15/2025 (A)	106	113
6.000%, 02/15/2028 (A)	205	170
PDC Energy
5.750%, 05/15/2026	1,940	1,765
Peabody Energy
6.375%, 03/31/2025 (A)	769	408
Precision Drilling
7.750%, 12/15/2023	280	192
7.125%, 01/15/2026 (A)	285	174
6.500%, 12/15/2021	16	14
QEP Resources
5.625%, 03/01/2026	714	453
Range Resources
5.000%, 08/15/2022	1,558	1,418
5.000%, 03/15/2023	953	820
4.875%, 05/15/2025	783	591
Seven Generations Energy
5.375%, 09/30/2025 (A)	906	797
Seventy Seven Energy (Escrow Security)
6.500%, 10/15/2020 (D)	305	–
Seventy Seven Operating (Escrow Security)
6.625%, 10/15/2020 (D)	1,869	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	1,390	626
SM Energy
6.625%, 01/15/2027	258	126
6.125%, 11/15/2022	105	77
5.625%, 06/01/2025	295	156
5.000%, 01/15/2024	1,288	696
Southwestern Energy
7.750%, 10/01/2027	1,486	1,293
7.500%, 04/01/2026	1,305	1,142
6.200%, 01/23/2025	789	676

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Summit Midstream Holdings
5.750%, 04/15/2025	$280	$157
5.500%, 08/15/2022	1,765	1,165
Sunoco
5.875%, 03/15/2028	1,585	1,573
5.500%, 02/15/2026	1,515	1,470
Tallgrass Energy Partners
6.000%, 03/01/2027 (A)	1,795	1,593
Targa Resources Partners
6.875%, 01/15/2029	288	302
6.750%, 03/15/2024	605	604
6.500%, 07/15/2027	3,388	3,396
5.875%, 04/15/2026	375	371
5.000%, 01/15/2028	2,056	1,933
4.250%, 11/15/2023	65	62
Transocean
8.000%, 02/01/2027 (A)	2,075	1,145
7.500%, 01/15/2026 (A)	355	193
7.500%, 04/15/2031	2,011	563
7.250%, 11/01/2025 (A)	160	87
Transocean Guardian
5.875%, 01/15/2024 (A)	1,559	1,356
Transocean Pontus
6.125%, 08/01/2025 (A)	2,219	1,930
Transocean Poseidon
6.875%, 02/01/2027 (A)	1,308	1,112
USA Compression Partners
6.875%, 04/01/2026	1,805	1,744
6.875%, 09/01/2027	1,700	1,632
Valaris
5.850%, 01/15/2044	2,145	236
5.400%, 12/01/2042	280	31
4.875%, 06/01/2022	480	53
Vine Oil & Gas
9.750%, 04/15/2023 (A)	2,574	1,557
Western Gas Partners
3.950%, 06/01/2025	244	229
Western Midstream Operating
5.375%, 06/01/2021	799	797
4.050%, 02/01/2030	200	193
3.100%, 02/01/2025	1,390	1,317
2.161%, VAR ICE LIBOR USD 3 Month+0.850%, 01/13/2023	520	477
Whiting Petroleum
6.625%, 01/15/2026 (B)	515	91
6.250%, 04/01/2023 (B)	350	61
WPX Energy
8.250%, 08/01/2023	321	356
5.875%, 06/15/2028	127	122
5.750%, 06/01/2026	199	193

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 10/15/2027	$860	$803

		128,433

Financials — 5.9%
Acrisure
10.125%, 08/01/2026 (A)	699	751
8.125%, 02/15/2024 (A)	1,556	1,618
AHP Health Partners
9.750%, 07/15/2026 (A)	1,559	1,602
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	2,167	2,160
Ally Financial
5.800%, 05/01/2025	802	894
5.750%, 11/20/2025	520	556
AmWINS Group
7.750%, 07/01/2026 (A)	559	587
Ardonagh Midco 3
8.625%, 07/15/2023 (A)	310	324
Ares Capital
4.250%, 03/01/2025	1,138	1,163
AssuredPartners
7.000%, 08/15/2025 (A)	3,399	3,399
Athene Holdings Ltd
6.150%, 04/03/2030	1,067	1,228
Avolon Holdings Funding
5.125%, 10/01/2023 (A)	2,077	1,921
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%(C)	855	873
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%(C)	1,880	1,911
BGC Partners
3.750%, 10/01/2024	1,415	1,395
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%(C)	50	50
5.000%, VAR United States Secured Overnight Financing Rate+3.813%(C)	1,647	1,550
Donnelley Financial Solutions
8.250%, 10/15/2024	603	594
E*TRADE Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.435%(C)	855	887
5.300%, VAR ICE LIBOR USD 3 Month+3.160%(C)	535	487
Freedom Mortgage
8.250%, 04/15/2025 (A)	4,805	4,757
8.125%, 11/15/2024 (A)	1,780	1,726
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	1,730	1,475

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HAT Holdings I
6.000%, 04/15/2025 (A)	$1,809	$1,895
HUB International
7.000%, 05/01/2026 (A)	2,502	2,497
Hunt
6.250%, 02/15/2026 (A)	937	853
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	1,320	1,391
Issuer
6.250%, 03/01/2028 (A)	3,457	3,215
Jefferies Finance
6.250%, 06/03/2026 (A)	834	778
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380%(C)	856	819
4.000%, VAR United States Secured Overnight Financing Rate+2.745%(C)	845	747
Ladder Capital Finance Holdings LLLP
5.875%, 08/01/2021 (A)	560	555
5.250%, 03/15/2022 (A)	3,100	2,945
5.250%, 10/01/2025 (A)	210	181
4.250%, 02/01/2027 (A)	1,904	1,523
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760%(C)	1,965	2,038
LPL Holdings
4.625%, 11/15/2027 (A)	3,317	3,276
Merger Sub II
10.750%, 08/01/2027 (A)	1,775	1,740
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	204	209
5.625%, 05/01/2024	1,130	1,170
4.625%, 06/15/2025 (A)	261	255
4.500%, 09/01/2026	1,618	1,602
4.500%, 01/15/2028	153	145
MSCI
5.375%, 05/15/2027 (A)	300	318
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	3,356	3,547
8.125%, 07/15/2023 (A)	385	395
6.000%, 01/15/2027 (A)	759	721
Navient
5.000%, 03/15/2027	706	593
NFP
8.000%, 07/15/2025 (A)	2,076	2,029
7.000%, 05/15/2025 (A)	276	290
NMI Holdings
7.375%, 06/01/2025 (A)	600	628

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Quicken Loans
5.250%, 01/15/2028 (A)	$1,380	$1,424
Saracen Development
11.000% cash/0% PIK, 10/15/2025 (A)(D)(F)	2,230	2,330
Service Properties Trust
4.950%, 02/15/2027	1,415	1,242
Springleaf Finance
8.875%, 06/01/2025	390	417
7.125%, 03/15/2026	3,005	3,110
6.875%, 03/15/2025	1,225	1,257
6.625%, 01/15/2028	494	489
6.125%, 03/15/2024	135	137
5.375%, 11/15/2029	749	700
Starwood Property Trust
4.750%, 03/15/2025	1,366	1,243
Tempo Acquisition
6.750%, 06/01/2025 (A)	1,045	1,058
Verscend Escrow
9.750%, 08/15/2026 (A)	1,130	1,214
Voya Financial
4.700%, VAR ICE LIBOR USD 3 Month+2.084%, 01/23/2048	778	731
WeWork
7.875%, 05/01/2025 (A)	3,190	1,547
YPSO Finance
6.000%, 02/15/2028 (A)	1,756	1,607

		86,769

Health Care — 7.0%
Acadia Healthcare
5.625%, 02/15/2023	2,223	2,224
5.500%, 07/01/2028 (A)	763	765
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	2,895	2,663
Air Methods
8.000%, 05/15/2025 (A)	3,053	2,152
AMN Healthcare
4.625%, 10/01/2027 (A)	1,413	1,376
Avantor
9.000%, 10/01/2025 (A)	286	307
6.000%, 10/01/2024 (A)	575	601
Bausch Health
9.000%, 12/15/2025 (A)	1,695	1,826
7.000%, 03/15/2024 (A)	805	835
7.000%, 01/15/2028 (A)	290	299
6.250%, 02/15/2029 (A)	3,458	3,475
6.125%, 04/15/2025 (A)	2,535	2,571
5.875%, 05/15/2023 (A)	44	44
5.250%, 01/30/2030 (A)	2,895	2,747
5.000%, 01/30/2028 (A)	890	838

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bausch Health Americas
9.250%, 04/01/2026 (A)	$1,771	$1,921
8.500%, 01/31/2027 (A)	842	894
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	453	470
Centene
5.375%, 06/01/2026 (A)	980	1,016
5.250%, 04/01/2025 (A)	1,365	1,406
4.750%, 01/15/2025	1,829	1,872
4.625%, 12/15/2029	2,717	2,866
4.250%, 12/15/2027	652	673
3.375%, 02/15/2030	320	323
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	1,177	1,162
Charles River Laboratories International
4.250%, 05/01/2028 (A)	846	846
CHS
8.625%, 01/15/2024 (A)	315	308
DaVita
5.000%, 05/01/2025	935	956
4.625%, 06/01/2030 (A)	1,265	1,259
Encompass Health
5.750%, 09/15/2025	915	933
4.750%, 02/01/2030	1,384	1,322
4.500%, 02/01/2028	2,615	2,508
Endo Dac
9.500%, 07/31/2027 (A)	1,066	1,128
6.000%, 02/01/2025 (A)	698	539
6.000%, 06/30/2028 (A)	1,207	779
Endo Finance
5.750%, 01/15/2022 (A)	981	893
Envision Healthcare
8.750%, 10/15/2026 (A)	945	449
HCA
5.875%, 02/15/2026	4,595	5,037
5.875%, 02/01/2029	2,019	2,285
5.625%, 09/01/2028	821	916
5.375%, 02/01/2025	4,756	5,095
Hill-Rom Holdings
5.000%, 02/15/2025 (A)	625	644
4.375%, 09/15/2027 (A)	1,000	1,024
Hologic
4.375%, 10/15/2025 (A)	440	444
Horizon Pharma USA
5.500%, 08/01/2027 (A)	797	829
Immucor
11.125%, 02/15/2022 (A)	1,019	909
IQVIA
5.000%, 10/15/2026 (A)	1,339	1,377
Jaguar Holding II
5.000%, 06/15/2028 (A)	1,781	1,823
4.625%, 06/15/2025 (A)	96	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
LifePoint Health
6.750%, 04/15/2025 (A)	$374	$386
4.375%, 02/15/2027 (A)	3,453	3,263
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	315	61
5.500%, 04/15/2025 (A)	630	104
MEDNAX
6.250%, 01/15/2027 (A)	992	992
Molina Healthcare
4.875%, 06/15/2025 (A)	1,500	1,508
4.375%, 06/15/2028 (A)	2,225	2,222
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	873	812
Ortho-Clinical Diagnostics
7.375%, 06/01/2025 (A)	790	804
7.250%, 02/01/2028 (A)	2,466	2,507
Par Pharmaceutical
7.500%, 04/01/2027 (A)	2,282	2,342
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	1,702	1,498
Prestige Brands
5.125%, 01/15/2028 (A)	115	113
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	740	697
Radiology Partners
9.250%, 02/01/2028 (A)	2,104	1,983
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	316	326
Select Medical
6.250%, 08/15/2026 (A)	841	850
Surgery Center Holdings
6.750%, 07/01/2025 (A)	828	747
Tenet Healthcare
7.500%, 04/01/2025 (A)	164	175
7.000%, 08/01/2025	840	819
6.875%, 11/15/2031	210	186
6.750%, 06/15/2023	1,321	1,311
6.250%, 02/01/2027 (A)	1,683	1,670
5.125%, 05/01/2025	1,729	1,669
5.125%, 11/01/2027 (A)	480	474
4.875%, 01/01/2026 (A)	1,460	1,422
4.625%, 07/15/2024	2,427	2,378
4.625%, 06/15/2028 (A)	2,046	1,993
US Renal Care
10.625%, 07/15/2027 (A)	355	366
West Street Merger Sub
6.375%, 09/01/2025 (A)	1,141	1,104

		102,509

Industrials — 9.7%
ACCO Brands
5.250%, 12/15/2024 (A)	420	425

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ADT Security
4.875%, 07/15/2032 (A)	$938	$854
Advanced Drainage Systems
5.000%, 09/30/2027 (A)	383	386
AerCap Ireland Capital DAC
6.500%, 07/15/2025	302	317
Alcoa
5.125%, 10/01/2024	30	31
Allied Universal Holdco
9.750%, 07/15/2027 (A)	1,613	1,700
Allison Transmission
5.875%, 06/01/2029 (A)	210	218
5.000%, 10/01/2024 (A)	360	359
4.750%, 10/01/2027 (A)	1,606	1,594
American Airlines
11.750%, 07/15/2025 (A)	851	806
American Airlines Group
5.000%, 06/01/2022 (A)	1,656	960
3.750%, 03/01/2025 (A)	545	253
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	758	737
American Woodmark
4.875%, 03/15/2026 (A)	585	572
Arconic
6.125%, 02/15/2028 (A)	656	656
5.900%, 02/01/2027	535	567
ASGN
4.625%, 05/15/2028 (A)	1,122	1,096
Avis Budget Car Rental
10.500%, 05/15/2025 (A)	485	538
6.375%, 04/01/2024 (A)	1,270	1,043
5.250%, 03/15/2025 (A)	195	156
Avolon Holdings Funding
5.250%, 05/15/2024 (A)	682	623
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	850	759
Boeing
5.040%, 05/01/2027	2,743	3,025
Bombardier
8.750%, 12/01/2021 (A)	709	576
7.875%, 04/15/2027 (A)	820	537
7.500%, 12/01/2024 (A)	2,271	1,488
7.500%, 03/15/2025 (A)	675	441
6.000%, 10/15/2022 (A)	2,756	1,929
5.750%, 03/15/2022 (A)	445	328
Brink’s
5.500%, 07/15/2025 (A)	519	529
Builders FirstSource
5.000%, 03/01/2030 (A)	853	802
BWX Technologies
5.375%, 07/15/2026 (A)	1,467	1,512
4.125%, 06/30/2028 (A)	397	396

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	$2,003	$1,985
CDW
5.000%, 09/01/2025	550	566
4.250%, 04/01/2028	370	377
Clark Equipment
5.875%, 06/01/2025 (A)	1,276	1,305
Clean Harbors
4.875%, 07/15/2027 (A)	1,729	1,777
Cloud Crane
10.125%, 08/01/2024 (A)	1,180	1,160
Core & Main
6.125%, 08/15/2025 (A)	1,824	1,818
Core & Main Holdings
8.625% cash/0% PIK, 09/15/2024 (A)	1,635	1,638
DAE Funding
5.750%, 11/15/2023 (A)	1,815	1,729
4.500%, 08/01/2022 (A)	660	629
Delta Air Lines
7.375%, 01/15/2026	1,123	1,086
7.000%, 05/01/2025 (A)	1,985	2,049
3.625%, 03/15/2022	535	507
2.900%, 10/28/2024	1,029	835
EnerSys
4.375%, 12/15/2027 (A)	559	553
EnPro Industries
5.750%, 10/15/2026	328	328
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	1,310	1,258
6.500%, 10/01/2025 (A)	495	446
GFL Environmental
8.500%, 05/01/2027 (A)	232	252
7.000%, 06/01/2026 (A)	1,946	2,014
5.125%, 12/15/2026 (A)	205	212
Global A&T Electronics
8.500%, 01/12/2023	6,194	5,883
Granite Holdings US Acquisition
11.000%, 10/01/2027 (A)	1,685	1,639
Griffon
5.750%, 03/01/2028	1,150	1,136
H&E Equipment Services
5.625%, 09/01/2025	2,684	2,710
Harsco
5.750%, 07/31/2027 (A)	465	466
Herc Holdings
5.500%, 07/15/2027 (A)	2,160	2,165
Hertz
7.625%, 06/01/2022 (A)	172	129
7.125%, 08/01/2026 (A)	465	145
6.000%, 01/15/2028 (A)	540	169
5.500%, 10/15/2024 (A)	669	208

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hillman Group
6.375%, 07/15/2022 (A)	$3,109	$2,870
Howmet Aerospace
6.875%, 05/01/2025	125	136
IAA
5.500%, 06/15/2027 (A)	625	645
Icahn Enterprises
4.750%, 09/15/2024	3,555	3,342
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	1,224	1,248
4.750%, 01/15/2025 (A)	200	203
JELD-WEN
6.250%, 05/15/2025 (A)	130	135
4.875%, 12/15/2027 (A)	215	206
4.625%, 12/15/2025 (A)	355	341
Korn Ferry
4.625%, 12/15/2027 (A)	3,022	2,931
LTF Merger
8.500%, 06/15/2023 (A)	255	211
Masonite International
5.375%, 02/01/2028 (A)	2,000	2,045
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	2,917	2,924
Moog
4.250%, 12/15/2027 (A)	1,414	1,372
New Enterprise Stone & Lime
10.125%, 04/01/2022 (A)	2,190	2,179
6.250%, 03/15/2026 (A)	2,935	2,950
Nielsen Finance
5.000%, 04/15/2022 (A)	705	703
Nielsen Luxembourg Sarl
5.000%, 02/01/2025 (A)	826	812
PGT Escrow Issuer
6.750%, 08/01/2026 (A)	300	303
PowerTeam Services
9.033%, 12/04/2025 (A)	700	714
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	1,044	1,083
RBS Global
4.875%, 12/15/2025 (A)	2,022	2,032
Remington Arms
0.000%, 12/31/2049 (D)	1,245	–
Sensata Technologies
5.000%, 10/01/2025 (A)	1,594	1,697
4.375%, 02/15/2030 (A)	2,687	2,660
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	1,345	1,395
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	4,521	4,086
Southwest Airlines
5.250%, 05/04/2025	282	298
4.750%, 05/04/2023	566	581

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Spirit AeroSystems
7.500%, 04/15/2025 (A)	$268	$264
SPX FLOW
5.875%, 08/15/2026 (A)	230	235
5.625%, 08/15/2024 (A)	170	174
Standard Industries
5.000%, 02/15/2027 (A)	30	30
4.750%, 01/15/2028 (A)	725	735
Stevens Holding
6.125%, 10/01/2026 (A)	245	256
Summit Materials
5.125%, 06/01/2025 (A)	2,709	2,675
Team Health Holdings
6.375%, 02/01/2025 (A)	1,217	706
Teck Resources
6.125%, 10/01/2035	269	305
Teekay Offshore Partners
8.500%, 07/15/2023 (A)	1,714	1,508
Terex
5.625%, 02/01/2025 (A)	710	646
TransDigm
8.000%, 12/15/2025 (A)	642	675
6.375%, 06/15/2026	1,745	1,589
6.250%, 03/15/2026 (A)	4,818	4,806
5.500%, 11/15/2027	1,982	1,730
TriMas
4.875%, 10/15/2025 (A)	205	205
Triumph Group
7.750%, 08/15/2025	1,780	1,337
6.250%, 09/15/2024 (A)	250	213
5.250%, 06/01/2022	110	94
Tutor Perini
6.875%, 05/01/2025 (A)	4,215	4,015
Uber Technologies
7.500%, 11/01/2023 (A)	3,183	3,215
7.500%, 05/15/2025 (A)	1,544	1,556
United Airlines Holdings
4.875%, 01/15/2025	1,025	819
United Continental Holdings
4.250%, 10/01/2022	708	602
United Rentals North America
6.500%, 12/15/2026	580	609
5.875%, 09/15/2026	380	398
5.500%, 05/15/2027	240	247
4.875%, 01/15/2028	1,171	1,200
4.625%, 10/15/2025	660	663
Univar Solutions USA
5.125%, 12/01/2027 (A)	281	284
Wabash National
5.500%, 10/01/2025 (A)	475	436
Watco
6.500%, 06/15/2027 (A)	640	656

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Weekley Homes
6.625%, 08/15/2025	$2,795	$2,816
Welbilt
9.500%, 02/15/2024	240	229
WESCO Distribution
7.250%, 06/15/2028 (A)	356	376
7.125%, 06/15/2025 (A)	356	375
Wolverine Escrow
13.125%, 11/15/2027 (A)	240	168
9.000%, 11/15/2026 (A)	620	446
XPO Logistics
6.750%, 08/15/2024 (A)	1,781	1,866
6.500%, 06/15/2022 (A)	240	240
6.250%, 05/01/2025 (A)	215	225
6.125%, 09/01/2023 (A)	230	233

		143,346

Information Technology — 3.5%
ACI Worldwide
5.750%, 08/15/2026 (A)	394	410
Alliance Data Systems
4.750%, 12/15/2024 (A)	840	756
ams
7.000%, 07/31/2025 (A)	1,417	1,403
Ascend Learning
6.875%, 08/01/2025 (A)	530	534
Avaya (Escrow Security)
7.000%, 04/01/2019 (B)	1,760	–
CA
4.700%, 03/15/2027	1,771	1,949
CDK Global
5.875%, 06/15/2026	33	34
5.250%, 05/15/2029 (A)	190	197
CommScope
8.250%, 03/01/2027 (A)	1,973	2,028
7.125%, 07/01/2028 (A)	325	324
5.500%, 06/15/2024 (A)	1,036	1,055
CommScope Finance
6.000%, 03/01/2026 (A)	709	727
CommScope Technologies
6.000%, 06/15/2025 (A)	4,325	4,177
Dell International
6.200%, 07/15/2030 (A)	85	100
6.100%, 07/15/2027 (A)	85	98
6.020%, 06/15/2026 (A)	1,921	2,202
5.850%, 07/15/2025 (A)	443	509
5.300%, 10/01/2029 (A)	571	630
DXC Technology
4.750%, 04/15/2027	852	934
4.125%, 04/15/2025	135	144
Entegris
4.625%, 02/10/2026 (A)	635	645

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 04/15/2028 (A)	$725	$738
Gartner
5.125%, 04/01/2025 (A)	245	251
4.500%, 07/01/2028 (A)	476	482
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	2,294	2,386
Go Daddy Operating
5.250%, 12/01/2027 (A)	2,044	2,080
MagnaChip Semiconductor
6.625%, 07/15/2021	345	342
Microchip Technology
4.250%, 09/01/2025 (A)	1,341	1,350
MTS Systems
5.750%, 08/15/2027 (A)	140	128
NCR
8.125%, 04/15/2025 (A)	122	129
6.125%, 09/01/2029 (A)	450	449
5.750%, 09/01/2027 (A)	1,755	1,755
Nuance Communications
5.625%, 12/15/2026	1,757	1,827
Open Text Holdings
4.125%, 02/15/2030 (A)	1,001	983
Presidio Holdings
8.250%, 02/01/2028 (A)	567	567
4.875%, 02/01/2027 (A)	1,570	1,535
PTC
4.000%, 02/15/2028 (A)	934	925
3.625%, 02/15/2025 (A)	976	969
Qorvo
4.375%, 10/15/2029 (A)	1,407	1,441
Rackspace Hosting
8.625%, 11/15/2024 (A)	1,415	1,422
Sabre
5.375%, 04/15/2023 (A)	895	835
5.250%, 11/15/2023 (A)	1,375	1,265
Sabre GLBL
9.250%, 04/15/2025 (A)	419	441
Science Applications International
4.875%, 04/01/2028 (A)	2,232	2,219
Seagate HDD Cayman
5.750%, 12/01/2034	856	944
Solera
10.500%, 03/01/2024 (A)	454	462
SS&C Technologies
5.500%, 09/30/2027 (A)	1,321	1,340
Tempo Acquisition
5.750%, 06/01/2025 (A)	655	671
ViaSat
6.500%, 07/15/2028 (A)	2,070	2,070
5.625%, 09/15/2025 (A)	1,548	1,482

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
VMware
3.900%, 08/21/2027	$684	$726

		51,070

Materials — 9.0%
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)	285	292
6.750%, 09/30/2024 (A)	495	505
6.125%, 05/15/2028 (A)	1,098	1,125
Allegheny Technologies Inc
7.875%, 08/15/2023	1,764	1,806
5.875%, 12/01/2027	1,074	993
Alpha 2 BV
8.750% cash/0% PIK, 06/01/2023 (A)	1,695	1,691
ArcelorMittal
4.250%, 07/16/2029	1,384	1,393
Arconic
6.000%, 05/15/2025 (A)	660	682
ARD Finance
6.500% cash/0% PIK, 06/30/2027 (A)	342	338
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	356	365
5.250%, 04/30/2025 (A)	650	666
5.250%, 08/15/2027 (A)	3,265	3,207
Ashland
6.875%, 05/15/2043	851	979
Axalta Coating Systems
4.875%, 08/15/2024 (A)	290	294
4.750%, 06/15/2027 (A)	150	151
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,940	4,841
Berry Global
4.500%, 02/15/2026 (A)	2,593	2,555
Berry Global (Escrow Security)
4.875%, 07/15/2026 (A)	1,774	1,801
Boart Longyear Management Pty
10.000%cash/0% PIK, 12/31/2022	1,849	1,572
BWAY Holding
7.250%, 04/15/2025 (A)	3,959	3,590
Cascades
5.375%, 01/15/2028 (A)	282	286
5.125%, 01/15/2026 (A)	282	286
CENVO Corp (Escrow Security)
0.000%, 09/15/2022 (D)(F)	5,650	5
CF Industries
5.150%, 03/15/2034	677	724
4.950%, 06/01/2043	1,135	1,223
Chemours
7.000%, 05/15/2025	320	306
6.625%, 05/15/2023	600	576
5.375%, 05/15/2027	511	462

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Clearwater Paper
5.375%, 02/01/2025 (A)	$910	$917
Cleveland-Cliffs
6.750%, 03/15/2026 (A)	2,024	1,953
4.875%, 01/15/2024 (A)	998	938
Compass Minerals International
6.750%, 12/01/2027 (A)	1,120	1,176
Constellium
6.625%, 03/01/2025 (A)	389	393
5.875%, 02/15/2026 (A)	971	974
5.750%, 05/15/2024 (A)	847	847
5.625%, 06/15/2028 (A)	1,524	1,494
Cornerstone Chemical
6.750%, 08/15/2024 (A)	5,395	4,855
Crown Americas
4.750%, 02/01/2026	835	851
4.250%, 09/30/2026	2,295	2,347
CVR Partners
9.250%, 06/15/2023 (A)	2,725	2,670
Eldorado
9.500%, 06/01/2024 (A)	1,430	1,523
First Quantum Minerals
7.500%, 04/01/2025 (A)	3,505	3,356
7.250%, 05/15/2022 (A)	1,737	1,701
7.250%, 04/01/2023 (A)	608	581
6.875%, 03/01/2026 (A)	1,095	1,037
6.500%, 03/01/2024 (A)	1,881	1,775
Flex Acquisition
7.875%, 07/15/2026 (A)	822	797
6.875%, 01/15/2025 (A)	1,620	1,563
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	1,139	1,139
Freeport-McMoRan
5.450%, 03/15/2043	3,230	3,166
5.400%, 11/14/2034	2,928	2,894
5.250%, 09/01/2029	1,085	1,112
4.125%, 03/01/2028	1,189	1,153
3.875%, 03/15/2023	1,775	1,775
GCP Applied Technologies
5.500%, 04/15/2026 (A)	575	574
Greif
6.500%, 03/01/2027 (A)	345	351
Hecla Mining
7.250%, 02/15/2028	1,320	1,340
Hexion
7.875%, 07/15/2027 (A)	3,220	2,930
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,340	1,296
Innophos Holdings
9.375%, 02/15/2028 (A)	1,955	1,916
Kaiser Aluminum
13.000%, 01/31/2024 (D)(F)	370	333

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 03/01/2028 (A)	$1,735	$1,659
Kraton Polymers
7.000%, 04/15/2025 (A)	2,175	2,186
LABL Escrow Issuer
10.500%, 07/15/2027 (A)	290	308
6.750%, 07/15/2026 (A)	390	406
LSB Industries
9.625%, 05/01/2023 (A)	3,570	3,437
Mineral Resources
8.125%, 05/01/2027 (A)	2,790	2,964
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	2,715	1,507
New
7.500%, 07/15/2027 (A)	1,260	1,300
New Gold
6.375%, 05/15/2025 (A)	1,055	1,066
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)	2,115	22
NOVA Chemicals
5.250%, 06/01/2027 (A)	590	518
5.000%, 05/01/2025 (A)	1,800	1,651
4.875%, 06/01/2024 (A)	300	280
Novelis
5.875%, 09/30/2026 (A)	1,884	1,882
4.750%, 01/30/2030 (A)	850	812
OCI
6.625%, 04/15/2023 (A)	775	779
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	1,195	1,243
6.375%, 08/15/2025 (A)	600	634
5.875%, 08/15/2023 (A)	679	699
Rain CII Carbon
7.250%, 04/01/2025 (A)	5,715	5,487
Reichhold Industries
9.000%, 05/08/2017 (A)(B)(D)	859	–
Reynolds Group Issuer
4.719%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2021 (A)	600	595
Scotts Miracle-Gro
5.250%, 12/15/2026	1,010	1,049
4.500%, 10/15/2029	927	954
Sealed Air
4.000%, 12/01/2027 (A)	1,128	1,128
Silgan Holdings
4.125%, 02/01/2028 (A)	1,135	1,125
Starfruit Finco BV
8.000%, 10/01/2026 (A)	2,225	2,278
Taseko Mines
8.750%, 06/15/2022 (A)	978	817
Trident Merger Sub
6.625%, 11/01/2025 (A)	1,596	1,516

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Trident TPI Holdings
9.250%, 08/01/2024 (A)	$1,912	$1,960
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	630	597
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	453	484
5.500%, 08/15/2026 (A)	599	604
Tronox
6.500%, 05/01/2025 (A)	792	800
6.500%, 04/15/2026 (A)	325	304
Tronox Finance
5.750%, 10/01/2025 (A)	1,284	1,188
United States Steel
12.000%, 06/01/2025 (A)	214	219
Valvoline
4.250%, 02/15/2030 (A)	185	182
Venator Finance Sarl
9.500%, 07/01/2025 (A)	840	853
5.750%, 07/15/2025 (A)	761	541
Warrior Met Coal
8.000%, 11/01/2024 (A)	1,650	1,609

		132,084

Real Estate — 1.9%
Brookfield Property REIT
5.750%, 05/15/2026 (A)	2,453	2,073
CoreCivic
5.000%, 10/15/2022	245	240
4.625%, 05/01/2023	475	456
Diversified Healthcare Trust
9.750%, 06/15/2025	2,451	2,632
Equinix
5.875%, 01/15/2026	605	637
GEO Group
5.875%, 01/15/2022	280	262
5.125%, 04/01/2023	1,805	1,561
Iron Mountain
5.250%, 03/15/2028 (A)	1,357	1,350
5.250%, 07/15/2030 (A)	765	753
5.000%, 07/15/2028 (A)	255	250
4.875%, 09/15/2027 (A)	1,667	1,624
4.875%, 09/15/2029 (A)	1,680	1,634
iStar
4.750%, 10/01/2024	566	528
4.250%, 08/01/2025	1,119	1,013
Lamar Media
4.875%, 01/15/2029 (A)	115	116
4.000%, 02/15/2030 (A)	565	541
3.750%, 02/15/2028 (A)	847	799
MPT Operating Partnership
5.000%, 10/15/2027	998	1,025
4.625%, 08/01/2029	1,055	1,060

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Outfront Media Capital
6.250%, 06/15/2025 (A)	$554	$558
Realogy Group
4.875%, 06/01/2023 (A)	986	922
RHP Hotel Properties
5.000%, 04/15/2023	415	387
Ryman Hospitality Properties
4.750%, 10/15/2027 (A)	1,895	1,686
Uniti Group
8.250%, 10/15/2023	636	601
7.875%, 02/15/2025 (A)	813	824
7.125%, 12/15/2024 (A)	705	645
6.000%, 04/15/2023 (A)	2,140	2,086
VICI Properties
4.625%, 12/01/2029 (A)	448	437
4.250%, 12/01/2026 (A)	429	411
4.125%, 08/15/2030 (A)	816	778
3.750%, 02/15/2027 (A)	200	188

		28,077

Telecommunication Services — 0.0%
Digicel Group 0.5
10.000%, 04/01/2024	221	152

Utilities — 1.9%
AES
6.000%, 05/15/2026	140	145
5.500%, 04/15/2025	415	426
AmeriGas Partners
5.875%, 08/20/2026	485	512
5.500%, 05/20/2025	200	206
Calpine
5.250%, 06/01/2026 (A)	1,154	1,165
4.500%, 02/15/2028 (A)	4,129	4,026
NextEra Energy Operating Partners
4.250%, 07/15/2024 (A)	2,176	2,201
NRG Energy
7.250%, 05/15/2026	1,640	1,730
6.625%, 01/15/2027	1,359	1,418
PG&E
5.250%, 07/01/2030	347	349
5.000%, 07/01/2028	568	568
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	1,795	1,645
Talen Energy Supply
6.625%, 01/15/2028 (A)	1,635	1,600
TerraForm Power Operating
4.750%, 01/15/2030 (A)	375	381
4.250%, 01/31/2023 (A)	1,474	1,492
Vistra Operations
5.625%, 02/15/2027 (A)	2,666	2,737

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 09/01/2026 (A)	$620	$633
5.000%, 07/31/2027 (A)	2,597	2,626
4.300%, 07/15/2029 (A)	1,636	1,720
3.700%, 01/30/2027 (A)	2,119	2,182
3.550%, 07/15/2024 (A)	565	583

		28,345

Total Corporate Obligations (Cost $1,231,532) ($ Thousands)		1,166,153

LOAN PARTICIPATIONS — 7.9%
Academy, LTD., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 07/01/2022	6,470	5,168
Adient US LLC, Initial Term Loan, 1st Lien
4.474%, VAR LIBOR+4.000%, 05/06/2024 (G)	555	532
AI Aqua Merger Sub, Inc., Tranche B-1 Term Loan, 1st Lien
4.322%, VAR LIBOR+3.250%, 12/13/2023	1,420	1,361
Alvogen Pharmaceuticals, Inc., 2020 Term B-1 Loan
6.320%, 12/31/2023	1,266	1,171
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
4.080%, VAR LIBOR+3.000%, 04/22/2026	75	54
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (D)	865	848
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.500%, 09/02/2024 (G)	2,145	1,396
Ascend Learning, LLC, Initial Term Loan, 2nd Lien
4.000%, VAR LIBOR+3.250%, 07/12/2024	141	134
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 1st Lien
6.678%, VAR LIBOR+6.500%, 08/04/2025	2,313	2,295
Banijay, Term Loan, 1st Lien
0.000%, 03/04/2025 (G)	45	43
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.190%, VAR LIBOR+3.000%, 06/02/2025	473	459
Boardriders, Inc., Initial Loan, 1st Lien
7.500%, 04/23/2024	2,098	1,264

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
0.000%, 04/23/2024	$–	$–
Buckeye Partners, L.P., Initial Term Loan, 1st Lien
2.923%, VAR LIBOR+2.750%, 11/01/2026	230	220
BWay Holding Company , Initial Term Loan, 1st Lien
4.561%, VAR LIBOR+3.250%, 04/03/2024	1,733	1,552
Caesars Resort, Term Loan, 1st Lien
4.772%, VAR LIBOR+4.500%, 06/19/2025 (G)	928	870
Carestream Health, Inc., Extended Term Loan, 1st Lien
7.322%, 02/28/2021	1,457	1,379
0.000%, 08/08/2023 (D)	1,676	1,324
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/07/2023	3,515	2,819
CenturyLink, Inc., Term B Loan, 1st Lien
2.428%, VAR LIBOR+2.250%, 03/15/2027	155	145
Cenveo Corporation, Exit Term Loan, 1st Lien
11.750%, 06/07/2023 (D)	9	8
10.500%, 06/07/2023 (D)	1,555	1,384
Claire’s Stores, Inc., Initial Term Loan, 1st Lien
6.808%, VAR LIBOR+6.500%, 12/18/2026	1,139	894
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
5.178%, VAR LIBOR+5.000%, 01/04/2026	4,022	3,367
Cornerstone OnDemand, Inc., Term Loan, 1st Lien
5.348%, VAR LIBOR+4.250%, 04/22/2027	200	197
Coty Inc., Term B USD Loan, 1st Lien
2.425%, VAR LIBOR+2.250%, 04/07/2025	1,656	1,482
Diebold Nixdorf, Incorporated (f/k/a Diebold, Incorporated), Term A-1 Loan, 1st Lien
9.438%, VAR LIBOR+9.250%, 08/31/2022	1,664	1,652
East Valley Tourist Development Authority , Term Loan, 1st Lien
9.072%, VAR LIBOR+8.000%, 03/07/2022 (D)	2,130	1,854

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Endo Luxembourg Finance Company I S.ar.l., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 04/27/2024	$519	$489
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.928%, VAR LIBOR+3.750%, 10/10/2025	4,003	2,612
Epic Crude Services, LP, Term Loan, 1st Lien
5.370%, VAR LIBOR+5.000%, 03/02/2026	1,720	1,313
EPIC Y-Grade Services, LP, Term Loan, 1st Lien
6.370%, 06/13/2024	2,078	1,524
Explorer Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, 02/04/2027	1,282	1,253
Foresight Energy LLC, Delayed Draw Term Loan (DIP), 1st Lien
12.000%, VAR LIBOR+11.000%, 09/04/2020	70	59
Foresight Energy LLC, Initial Term Loan (DIP), 1st Lien
12.000%, VAR LIBOR+11.000%, 09/04/2020	100	85
Foresight Energy LLC, Roll-Up Loan (DIP), 1st Lien
12.000%, VAR LIBOR+11.000%, 09/04/2020	137	117
Foresight Energy LLC, Term Loan, 1st Lien
7.363%, VAR LIBOR+5.750%, 03/28/2022 (B)	1,083	65
Frontier Communications Corporation, Term B-1 Loan, 1st Lien
5.350%, VAR LIBOR+3.750%, 06/15/2024	924	899
Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 04/01/2024	506	486
GFL Environmental Inc., Effective Date Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 05/30/2025	336	326
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 03/14/2025	1,016	969
Global Medical Response, Inc., 2018 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/28/2022	1,675	1,608

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 1st Lien
6.500%, VAR LIBOR+5.500%, 11/13/2021 (D)	$401	$345
Harland Clarke Holdings, Cov-Lite, Term Loan, 1st Lien
5.750%, 11/03/2023	270	196
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan
4.500%, VAR LIBOR+3.500%, 12/16/2024	310	263
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 12/16/2024	30	25
Hub International Limited, 2019 Incremental Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 04/25/2025	2	2
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.178%, VAR LIBOR+3.000%, 05/01/2026	479	440
II-VI Incorporated, Term B Loan, 1st Lien
3.607%, VAR LIBOR+3.500%, 09/24/2026	1,104	1,071
Indivior Finance S.a r.l., 2017 Replacement USD Term Loan, 1st Lien
5.500%, 12/19/2022 (D)	651	560
Informatica LLC , Dollar 2020 Term Loan, 2nd Lien
3.428%, VAR LIBOR+3.250%, 02/25/2027 (G)	98	94
Inteliquent, Term Loan, 1st Lien
5.500%, 02/10/2024	–	–
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, VAR LIBOR+4.250%, 06/23/2023 (G)	2,644	949
J.C. Penney Corporation, Inc. , Loan (DIP), 1st Lien
13.000%, VAR LIBOR+11.750%, 11/15/2020 (D)(G)	1,292	1,305
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/2022	641	633
Knight Energy Services, Exit Facility Loan
8.500%, 02/09/2024 (D)	58	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Kronos Acquisition Intermediate Inc., Initial Loan, 1st Lien
6.256%, VAR LIBOR+4.000%, 05/15/2023	$214	$203
5.000%, VAR LIBOR+4.000%, 05/15/2023	111	106
Kronos Incorporated, Initial Term Loan, 1st Lien
9.250%, VAR LIBOR+8.250%, 11/01/2024	667	666
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 08/29/2022	4,004	3,565
Lifescan Global Corporation, Initial Term Loan, 1st Lien
8.085%, 10/01/2024	43	39
7.175%, 10/01/2024	6,587	5,934
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 1st Lien
13.500%, VAR LIBOR+12.500%, 12/07/2020 (D)	155	67
Ligado Networks LLC, Loan, 1st Lien
12.750%, VAR LIBOR+0.000%, 12/07/2020	35	31
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
9.375%, VAR LIBOR+8.125%, 12/31/2020 (D)	6,921	6,782
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 05/08/2025 (D)	2,400	2,376
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 05/04/2022	3,714	3,124
Medallion Midland Acquisition LLC, Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 10/30/2024	1,239	1,105
Meredith Corporation, Tranche B-3 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 01/31/2025	320	305
Merrill Communications, Term Loan, 1st Lien
6.195%, 10/05/2026 (D)	1,516	1,478
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)(D)	300	–
Mileage Plus Holdings, Term Loan, 1st Lien
6.250%, 06/25/2027 (G)	937	929

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
MLN US HoldCo LLC, Term B Loan, 2nd Lien
4.678%, VAR LIBOR+4.500%, 11/30/2025	$810	$658
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.375%, VAR LIBOR+4.375%, 10/13/2023	–	–
Monitronics International Inc
7.750%, 03/29/2024 (D)	2,268	1,718
Murray Energy Corporation, Initial Term Loan (Superpriority), 1st Lien
13.000%, VAR LIBOR+11.000%, 07/31/2020	249	133
Neiman Marcus Group LTD LLC, Cash Pay/PIK Extended Term Loan, 1st Lien
8.000%, 10/25/2023 (B)	1,214	246
0.000%, 10/25/2023	5	1
New rue21, LLC, Term Loan, 1st Lien
14.500%, VAR FIXED+12.500%, 09/22/2022	126	76
Nine West Holdings Inc., Term Loan, 1st Lien
8.306%, 03/19/2024	711	592
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.188%, VAR LIBOR+3.000%, 10/01/2025	545	510
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
3.678%, VAR LIBOR+3.500%, 04/30/2026	697	662
Peak 10 Holding Corporation, Initial Term Loan, 2nd Lien
3.808%, VAR LIBOR+3.500%, 08/01/2024	4,722	3,760
Petco Animal Supplies, Inc., Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 01/26/2023	672	545
PetSmart, Inc., Amended Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 03/11/2022	417	411
Plantronics, Inc., Initial Term B Loan
3.570%, 07/02/2025	79	72
2.678%, 07/02/2025	528	479
Polymer Additives, Inc., Closing Date Term Loan
6.862%, 07/31/2025 (D)	599	436
Radio One, Inc., Initial Term Loan
5.000%, VAR LIBOR+4.000%, 04/18/2023	603	495

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Red Lobster Management LLC, Initial Term Loan, 1st Lien
6.250%, 07/28/2021 (G)(H)	$2,297	$1,917
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
3.428%, VAR LIBOR+3.250%, 10/01/2025 (G)	227	221
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 09/07/2023 (G)	4,978	1,278
Schenectady International Group, Inc., Initial Term Loan
4.928%, 10/15/2025	33	31
4.925%, 10/15/2025	1,327	1,248
Sequa Mezzanine Holdings L.L.C., Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 11/28/2021	–	–
Shutterfly, Insitutional Term Loan, 1st Lien
7.000%, 09/25/2026	226	207
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/2026	181	176
SP PF Buyer LLC, Closing Date Term Loan
4.678%, 12/22/2025	1,525	1,225
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
5.687%, VAR LIBOR+5.000%, 04/16/2026 (G)	1,681	1,442
Steinway Musical Instruments, Inc., Closing Date Loan
4.750%, 02/14/2025	756	718
Sunshine Luxembourg VII SARL, Facility B1, 1st Lien
5.322%, VAR LIBOR+4.250%, 10/01/2026	713	681
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.873%, VAR LIBOR+5.000%, 03/09/2023	6,505	4,604
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/2024	5,964	4,544
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.361%, VAR LIBOR+3.000%, 03/28/2025	1,074	980

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
T-Mobile USA, Inc., Assignment, 1st Lien
3.174%, VAR LIBOR+3.000%, 04/01/2027 (G)	$1,230	$1,227
Traverse Midstream Partners LLC, Advance, 1st Lien
5.000%, VAR LIBOR+4.000%, 09/27/2024	4,097	3,396
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 05/11/2026	761	780
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.178%, VAR LIBOR+5.000%, 06/26/2026 (G)	488	468
Ultra Resources, Inc., Loan
6.250%, 04/12/2024 (H)	–	–
Vertic Group Corporation, Term Loan, 1st Lien
3.183%, 03/02/2027	150	141
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016), 1st Lien
8.250%, VAR Prime Rate by Country+5.000%, 03/29/2021 (G)	934	562
Woodford Express, LLC, Initial Term Loan
6.000%, 01/27/2025	1,233	818
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.178%, VAR LIBOR+3.000%, 03/09/2027	345	327

Total Loan Participations (Cost $132,969) ($ Thousands)		116,055

ASSET-BACKED SECURITIES — 7.2%

Other Asset-Backed Securities — 7.2%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.735%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)(B)(D)	587	22
Ares XXXIV CLO, Ser 2015-2A, Cl SUB
0.000%, 04/17/2033 (A)(D)(L)	7,966	3,983
Ares XXXIV CLO, Ser 2020-2A, Cl FR
9.376%, VAR ICE LIBOR USD 3 Month+8.600%, 04/17/2033 (A)(D)	1,446	940
B&M CLO, Ser 2014-1A, Cl E
6.926%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(D)	2,480	1,240
Battalion CLO IV, Ser 2013-4A, Cl SUB
0.000%, 10/22/2025 (A)(D)(L)	5,640	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Battalion CLO V, Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)(D)(L)	$3,274	$59
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(D)(L)	4,490	898
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(L)	3,390	1,254
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (A)(D)(L)	4,450	2,314
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(D)(L)	5,857	3,690
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(D)(L)	4,663	3,091
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (D)(L)	3,427	2,198
Battalion Clo XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(D)(L)	3,589	2,189
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(L)	2,531	582
Benefit Street Partners CLO IV
0.000%, 07/20/2026 *(A)(D)(L)	5	729
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(D)(L)	2,293	997
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(D)(L)	6,387	–
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (D)(L)	10,259	3,745
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(D)(L)	7,502	1,650
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (D)(L)	6,715	1,598
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(D)(L)	6,720	3,226
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/15/2029 (A)(D)(L)	6,228	1,432
Benefit Street Partners Clo XII, Ser 2017- 12A, Cl C
4.269%, VAR ICE LIBOR USD 3 Month+3.050%, 10/15/2030 (A)(D)	1,238	1,089
Benefit Street Partners CLO XIV, Warehouse Note, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(D)(L)	3,809	1,461
Benefit Street Partners CLO XVIII, Ser 2019- 18A, Cl SUB
0.000%, 10/15/2032 (A)(D)(L)	3,486	1,854
Benefit Street Partners CLO, Warehouse Note
0.000%, (D)(J)	493	488
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(D)(L)	1,869	673

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(D)(L)	$3,139	$1,318
CVP Cascade CLO, Ser 2014-2A, Cl D
5.935%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(D)	2,277	1,116
CVP Cascade CLO, Ser 2014-2A, Cl E
6.935%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)(D)	2,516	1,006
Dryden 75 CLO, Ser 2019-75A, Cl SUB
0.000%, 07/15/2030 (A)(D)(L)	2,915	1,836
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
8.335%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(D)	3,890	3,009
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 06/20/2027 (A)(D)(L)	2,907	12
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(D)(L)	4,860	1,604
Great Lakes CLO, Ser 2015-1A, Cl ER
8.536%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(D)	3,253	2,453
Great Lakes CLO, Ser 2015-1A, Cl FR
11.176%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(B)(D)	1,198	775
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(D)(L)	4,519	1,356
Great Lakes CLO, Ser 2017-1A, Cl ER
8.719%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(D)	3,321	2,554
Great Lakes CLO, Ser 2017-1A, Cl FR
11.219%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(D)	1,940	1,272
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2029 (A)(D)(L)	2,484	435
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
8.695%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(D)	3,223	2,498
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(D)(L)	651	500
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
8.205%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(D)	1,559	1,061
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(D)(L)	1,169	665

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(D)(L)	$3,797	$1,329
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
6.841%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(B)(D)	2,547	1,579
Neuberger Berman CLO XVI-S, Ser 2018- 16SA, Cl SUB
0.000%, 01/15/2028 (A)(D)(L)	1,459	717
Neuberger Berman CLO XXII, Ser 2016-22A, Cl F
0.100%, 10/17/2030 (A)(D)	112	26
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (A)(D)(L)	3,640	1,674
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(D)(L)	1,095	821
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.000%, 04/20/2033 (A)(D)(L)	14	13
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
7.041%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(D)	3,439	2,555
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(D)(L)	7,983	3,821
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(D)(L)	1,655	712
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 07/20/2031 (A)(L)	1,224	1,102
Shackleton 2019-XIV Clo, Ser 2019-14A, Cl SUB
0.000%, 07/20/2030 (A)(D)(L)	1,999	980
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)(D)(L)	7,935	1
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (D)(L)	6,388	383
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (D)(L)	9,085	7,022
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(D)(L)	4,194	2,516
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(D)(L)	2,978	1,700
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(D)(L)	3,528	2,399
TCW CLO, Ser 2020-1
0.000%, (D)(J)	5,111	3,884
Telos CLO 2014-5, Ser 2018-5A, Cl BR
2.615%, VAR ICE LIBOR USD 3 Month+1.480%, 04/17/2028 (A)(D)	1,001	939

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(D)(L)	$11,892	$4,697
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(D)(L)	2,030	832
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(D)(L)	1,609	467
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(D)(L)	3,228	1,582

		106,624

Total Asset-Backed Securities (Cost $121,493) ($ Thousands)		106,624

	Shares

COMMON STOCK — 0.9%
Amplify Energy *	81,558	100
Aspect Software, Cl CR1 *(D)	27,500	–
Aspect Software, Cl CR2 *(D)	11,134	–
ATD New Holdings *(D)	1,854	19
Battalion Oil *	3,699	35
Berry Corp *	330,510	1,597
Cenveo Corp *(D)	38,426	490
CHC Group LLC *	1,075	–
Clear Channel Outdoor Holdings Inc, Cl A *	202,317	210
CUI Acquisition *(D)	3	–
Cumulus Media Inc, Cl A *	59,587	235
Global Aviation Holdings Inc, Cl A *(D)	97,655	–
Gymboree *(D)	40,312	20
Hexion Holdings Corp *	105,856	715
iHeartMedia Inc *	89,378	747
Jupiter Resources *(D)	317,569	238
Knight Energy Services *(D)	1,764	–
Medical Card Systems *(D)	284,758	–
Mmodal *(D)	85,745	900
Monitronics International Inc *(D)	212,900	2,082
Nine West FKA Premier Brands	92,548	764
Parker Drilling *	79,089	455
Quad/Graphics Inc *	166	1
Reichhold Industries *(D)(F)	1,427	1,240
Remington Outdoor Company Inc *(D)(F)	12,794	15
Rue 21 *	1,835	26
SandRidge Energy *	3,760,982	10
TE Holdcorp *(D)	50,160	–
Titan Energy LLC *	22,243	1
UCI International Holdings *(D)(F)	27,268	586
VICI Properties Inc ‡	81,122	1,638
Vistra Energy Corp	28,053	522

Total Common Stock (Cost $28,789) ($ Thousands)		12,646

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.7%
Air Canada
4.000%, 07/01/2025 (A)	$260	$275
Burlington Stores
2.250%, 04/15/2025 (A)	405	460
CHC Group CV to 125.0000
13.239%, 10/01/2020 (D)(I)	55	8
Cheniere Energy
4.250%, 03/15/2045	615	389
Chesapeake Energy CV to 116.7134
0.000%, 09/15/2026	100	4
CNX Resources
2.250%, 05/01/2026 (A)	520	477
Equities
1.750%, 05/01/2026 (A)	283	293
Liberty Latin America
2.000%, 07/15/2024 (A)	1,740	1,378
Liberty Media CV to 16.7764
3.750%, 02/15/2030	3,102	2,110
Liberty Media CV to 22.94686
4.000%, 11/15/2029	491	336
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	300	401
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	1,942	2,330
NextEra Energy Partners
1.500%, 09/15/2020 (A)	237	243
Oasis Petroleum
2.625%, 09/15/2023	105	16
Royal Caribbean Cruises
4.250%, 06/15/2023 (A)	230	214
Snap
0.250%, 05/01/2025 (A)	283	361
Southwest Airlines
1.250%, 05/01/2025	565	678
Tutor Perini
2.875%, 06/15/2021	1,058	997

Total Convertible Bonds (Cost $10,936) ($ Thousands)		10,970

	Shares

PREFERRED STOCK — 0.5%
2020 Mandatory Exchangeable Trust, 6.500% *	552	610
Benefit Street Partners CLO XX, Ser 2020- 20A, Cl SUB (H)	2,261,000	2,195
Claire’s Stores, 0.000% *(D)	771	783
Crestwood Equity Partners, 9.250% (K)	335,392	1,835
Danaher, 5.000% *	554	595
FHLMC, 0.000% *	16,903	190
FNMA, 0.000% *(H)	24,650	287

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Ladenburg Thalmann Financial Services, 6.500%	66,606	$1,133
MYT Holding, 10.000%	384,147	276
TE Holdcorp, 0.000% *(D) (L),(L)	87,794	–

Total Preferred Stock (Cost $10,134) ($ Thousands)		7,904

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.3%

Connecticut — 0.1%
Mohegan Tribal, Finance Authority, RB
Callable 02/01/2023 @ 100 7.000%, 02/01/2045 (A)	1,790	1,707

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2023 (B)(D)	350	228
5.125%, 07/01/2037 (B)	340	218
5.000%, 07/01/2041 (B)	765	480
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2042 (B)(D)	135	90
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2025 (B)(D)	190	127
5.250%, 07/01/2027 (B)(D)	245	164
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (B)	390	261
5.250%, 07/01/2027 (B)(D)	320	214
Puerto Rico, Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (B)(D)	390	262
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (B)(D)	250	167
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2020 (B)(D)	165	111
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2021 (B)(D)	170	114
5.500%, 07/01/2038 (B)(D)	75	50
5.250%, 07/01/2033 (B)(D)	105	70

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2035 (B)	$60	$40

		2,596

Total Municipal Bonds (Cost $4,297) ($ Thousands)		4,303

	Number of Warrants

WARRANTS — 0.0%
Carestream, Expires Strike Price *	36	–
Guitar Center, Expires 12/30/2027 Strike Price $– *(D)	14,007	–
iHeartCommunications, Expires 05/01/2039 Strike Price *(D)(F)	14,644	117
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *(D)	2,496	–
Lion Holding, Expires 12/30/2027 Strike Price $– *	1,575	–
Remington Arms, Expires Strike Price $– *(D)(F)	12,902	2
SandRidge Energy, Expires 10/07/2022 Strike Price $41 *	7,382	–
SandRidge Energy, Expires 10/07/2022 Strike Price $42 *	3,108	–

Total Warrants (Cost $299) ($ Thousands)		119

	Shares

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.190% **(M)	1,141	1

Total Affiliated Partnership (Cost $1) ($ Thousands)		1

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**	42,205,507	42,206

Total Cash Equivalent (Cost $42,206) ($ Thousands)		42,206

Total Investments in Securities — 99.6% (Cost $1,582,656) ($ Thousands)		$1,466,981

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

A list of the outstanding centrally cleared swap agreements held by the Fund at June 30, 2020, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.HY.34	Sell	5.00%	Quarterly	06/20/2025	(1,000)	$(7)	$1	$(8)

						$(7)	$1	$(8)

Percentages are based on Net Assets of $1,472,859 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2020.

‡	Real Estate Investment Trust.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $909,203 ($ Thousands), representing 61.7% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Perpetual security.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Securities considered restricted. The total market value of such securities as of June 30, 2020 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(F)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2020 was $17,566 ($ Thousands) and represented 1.2% of the Net Assets of the Fund.

(G)	Unsettled bank loan. Interest rate may not be available.

(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(I)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(J)	Warehouse Note - Interest rate and maturity date are unavailable.

(K)	Security is a Master Limited Partnership. At June 30, 2020, such securities amounted to $1,835 ($ Thousands), or 0.1% of the net assets (See Note 2).

(L)	There is currently no rate available.

(M)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2020 was $1 ($ Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

CVR — Contingent Value Rights

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PIK — Payment-in-Kind

Pty — Proprietary

RB — Revenue Bond

REIT — Real Estate investment Trust

Ser — Series

SPX — Standard & Poor’s 500 Index

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Continued)

A list of restricted securities held by the Fund as of June 30, 2020 is as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (escrow security)	$2,750	11/30/10	11/30/10	$–	$–	0.00%

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	1,161,448	4,705	1,166,153
Loan Participations	–	95,571	20,484	116,055
Asset-Backed Securities	–	1,102	105,522	106,624
Common Stock	6,265	791	5,590	12,646
Convertible Bonds	–	10,962	8	10,970
Preferred Stock	2,122	4,999	783	7,904
Municipal Bonds	–	2,706	1,597	4,303
Warrants	–	–	119	119
Affiliated Partnership	–	1	–	1
Cash Equivalent	42,206	–	–	42,206

Total Investments in Securities	50,593	1,277,580	138,808	1,466,981

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Centrally Cleared Swaps
Credit Default Swaps*

Unrealized Depreciation	–	(8)	–	(8)

Total Other Financial Instruments	–	(8)	–	(8)

*Swap contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Warrants	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Municipal Bonds
Balance as of October 1, 2019	$2,877	$18,149	$145,954	$7,090	$190	$14	$1,270	$—
Accrued discounts/premiums	87	82	149	—	—	4	—	—
Realized gain/(loss)	167	456	927	(25)	—	—	69	—
Change in unrealized appreciation/ (depreciation)	(354)	(1,179)	(41,571)	(1,865)	(71)	(10)	(356)	—
Purchases	2,583	1,785	29,622	—	—	—	—	—
Sales	(796)	(1,735)	(29,559)	(100)	—	—	(200)	—
Net transfer into Level 3	141	3,890	—	490	—	—	—	1,597
Net transfer out of Level 3	—	(964)	—	—	—	—	—	—
Ending Balance as of June 30, 2020(1)	$4,705	$20,484	$105,522	$5,590	$119	$8	$783	$1,597
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(402)	$(1,308)	$(37,588)	$(3,914)	$119	$(843)	$4	$83
(1) Of the $138,840 ($ Thousands) in Level 3 securities as of June 30, 2020, $7,635 ($ Thousands) or 5.5% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended June 30, 2020, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

High Yield Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$1	$—	$—	$—	$—	$1	1,141	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	90,038	567,216	(615,048)	—	—	42,206	42,205,507	492	—

Totals	$90,039	$567,216	$(615,048)	$—	$—	$42,207		$492	$—

Amounts designated as “—” are $0 or have been rounded to $0.

As of June 30, 2020, High Yield Bond Fund is the seller (“providing protection”) on a total notional amount of $1.0 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$(6,920)	$(6,920)
Maximum potential amount of future payments	-	-	-	1,000,000	1,000,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	1,000,000	-	-	1,000,000
Total	$-	$-	$1,000,000	$-	$-	$1,000,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER — 48.0%
Banks — 5.2%
Barclays Bank
1.755%, 08/03/2020 (A)	$1,000	$1,000
BNG Bank
1.571%, 07/31/2020 (A)	3,000	3,000
BNP Paribas
1.825%, 10/02/2020 (A)	2,000	1,999
MacQuarie Bank
0.425%, 07/07/2020	1,500	1,500
NRW Bank
0.100%, 07/06/2020 (A)	5,000	5,000
Royal Bank of Canada
1.005%, 09/14/2020 (A)	2,000	1,999
UBS AG
1.813%, 01/25/2021 (A)	1,000	997

		15,495

Financials — 41.5%
ABN AMRO Funding
1.823%, 10/02/2020 (A)	3,000	2,997
Atlantic Asset Securitization
1.356%, 08/04/2020 (A)	7,000	6,999
Barton Capital
1.153%, 07/20/2020 (A)	4,000	4,000
Bedford Row Funding
0.110%, 07/02/2020 (A)	7,000	7,000
BPCE
1.962%, 07/31/2020 (A)	1,500	1,500
0.502%, 12/08/2020 (A)	2,000	1,998
0.491%, 12/01/2020 (A)	2,500	2,497
CAFCO
1.254%, 07/08/2020 (A)	2,000	2,000
Caisse d’Amortissement de la Dette Sociale
1.201%, 09/03/2020 (A)	3,000	2,999
CDP Financial
0.944%, 09/03/2020 (A)	5,000	4,999
Chariot Funding
0.601%, 07/22/2020 (A)	7,000	6,999
0.300%, 09/08/2020 (A)	3,000	2,999
Crown Point Capital
0.564%, 08/28/2020	1,500	1,501
0.411%, 08/20/2020 (A)	3,000	2,999
0.320%, 10/02/2020 (A)	2,500	2,498
DBS Bank
0.257%, 09/17/2020 (A)	2,000	1,999
Fairway Finance Co
0.310%, 12/02/2020 (A)	4,000	3,995
Jupiter Securitization Co
0.331%, 11/23/2020 (A)	3,500	3,496
Landesbank Baden-Wuerttemberg
0.110%, 07/07/2020 (A)	7,000	7,000
LMA-Americas
0.601%, 07/07/2020 (A)	3,000	3,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Mitsubishi UFJ Financial Group
1.254%, 07/08/2020 (A)	$7,000	$7,000
Mont Blanc Capital
1.148%, 07/09/2020 (A)	5,000	5,000
Nieuw Amsterdam Receivables
1.700%, 07/02/2020 (A)	2,000	2,000
Old Line Funding
1.888%, 07/02/2020 (A)	3,000	3,000
0.904%, 09/03/2020 (A)	2,000	1,999
0.431%, 10/20/2020 (A)	3,000	2,998
0.310%, 01/04/2021 (A)	2,000	1,997
Ontario Teacher Finance Trust
1.820%, 08/04/2020 (A)	2,500	2,500
PSP Capital
0.985%, 09/02/2020 (A)	3,000	2,999
Sheffield Receivables Co
0.320%, 09/14/2020 (A)	3,000	2,998
0.250%, 08/31/2020 (A)	4,000	3,998
Starbird Funding
1.304%, 07/06/2020 (A)	5,000	5,000
0.722%, 09/22/2020 (A)	2,000	1,999
Suncorp Metway
0.401%, 11/04/2020 (A)	5,000	4,992
0.341%, 12/09/2020 (A)	3,000	2,994

		124,949

Government — 1.0%
Government of Canada
0.310%, 11/03/2020 (A)	3,000	2,997

Industrials — 0.3%
Coca-Cola
1.624%, 01/14/2021 (A)	1,000	999

Total Commercial Paper (Cost $144,343) ($ Thousands)		144,440

U.S. TREASURY OBLIGATIONS — 9.3%
U.S. Treasury Bills
0.182%, 03/25/2021 (A)	5,000	4,994
0.131%, 07/30/2020 (A)	5,000	4,999
0.122%, 07/07/2020 (A)	12,000	12,000
0.100%, 07/14/2020 (A)	3,000	3,000
0.059%, 07/02/2020 (A)	2,000	2,000
U.S. Treasury Notes
0.370%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	1,000	1,002

Total U.S. Treasury Obligations (Cost $27,992) ($ Thousands)		27,995

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 8.0%
Banks — 1.2%
Skandinaviska Enskilda Banken NY
0.444%, VAR ICE LIBOR USD 1 Month+0.250%, 08/19/2020	$2,000	$2,001
Toronto-Dominion Bank
0.474%, VAR ICE LIBOR USD 3 Month+0.190%, 09/28/2020	1,500	1,501

		3,502

Consumer Discretionary — 1.3%
Jets Stadium Development
0.330%, 04/01/2047 (B)(C)	4,000	4,000

Financials — 5.5%
Bank of Nova Scotia
0.548%, VAR ICE LIBOR USD 3 Month+0.100%, 02/08/2021	1,500	1,500
0.530%, VAR US Federal Funds Effective Rate+0.450%, 10/23/2020	1,000	1,001
0.424%, VAR ICE LIBOR USD 1 Month+0.230%, 08/17/2020	2,000	2,000
Canadian Imperial Bank of Commerce NY
0.437%, VAR ICE LIBOR USD 3 Month+0.140%, 07/23/2021	1,500	1,500
DNB Bank
0.741%, VAR ICE LIBOR USD 3 Month+0.200%, 05/05/2021	1,500	1,501
Mizuho Bank NY
0.396%, VAR ICE LIBOR USD 3 Month+0.100%, 10/01/2020	2,000	2,001
Svenska Handelsbanken NY
0.452%, VAR ICE LIBOR USD 3 Month+0.150%, 10/02/2020	2,000	2,001
0.431%, VAR ICE LIBOR USD 3 Month+0.110%, 06/16/2021	1,000	1,000
0.429%, VAR ICE LIBOR USD 1 Month+0.250%, 01/04/2021	2,000	2,001
Wells Fargo Bank
0.468%, VAR ICE LIBOR USD 3 Month+0.110%, 02/22/2021	1,000	1,000
Westpac Banking
0.463%, VAR ICE LIBOR USD 3 Month+0.150%, 12/09/2020	1,000	1,001

		16,506

Total Corporate Obligations (Cost $24,000) ($ Thousands)		24,008

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 20.4%
Bank of Montreal
0.417%, 06/24/2021	$1,000	$1,000
Bank of Nova Scotia
0.420%, 08/20/2020	1,500	1,501
BNP Paribas
0.601%, 02/05/2021	2,000	2,000
Collateralized Commercial Paper FLEX Co
1.472%, 01/08/2021	2,500	2,500
Commonwealth Bank of Australia
1.427%, 07/07/2020	2,000	2,000
Credit Industriel et Commercial
0.496%, 06/18/2021	1,000	1,001
0.420%, 08/20/2020	1,500	1,500
Credit Suisse
0.500%, 04/01/2021	1,000	1,000
DNB Bank
0.397%, 06/25/2021	2,000	2,000
HSBC Bank
0.540%, 12/01/2020	1,000	1,000
ING U.S.
1.587%, 10/07/2020	2,000	2,001
0.475%, 09/23/2020	1,000	1,001
0.440%, 08/20/2020	2,000	2,000
National Australia Bank
0.433%, 12/09/2020	1,000	1,000
0.420%, 08/20/2020	2,000	2,001
Nordea Bank
0.418%, 06/09/2021	1,500	1,500
0.410%, 09/10/2020	3,000	3,001
OCBC Bank
0.250%, 10/09/2020	2,000	2,000
Royal Bank of Canada
0.650%, 05/03/2021	1,000	1,003
0.430%, 07/26/2021	1,500	1,504
Skandinaviska Enskilda Banken NY
1.930%, 10/16/2020	2,000	2,010
Societe Generale
0.416%, 03/19/2021	2,000	1,999
Sumitomo Mitsui Banking
0.416%, 12/22/2020	2,000	2,000
0.405%, 12/23/2020	2,000	2,000
0.300%, 09/10/2020	4,000	4,001
0.300%, 09/21/2020	4,000	4,000
Svenska Handelsbanken NY
1.369%, 10/15/2020	1,500	1,501
Toronto-Dominion Bank
0.430%, 07/28/2021	1,500	1,500
0.390%, 07/16/2020	2,000	2,000
UBS AG
0.840%, 01/28/2021	1,500	1,500
0.477%, 06/23/2021	1,000	1,000

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
Wells Fargo Bank
0.502%, 02/16/2021	$1,500	$1,500
Westpac Securities NZ
1.168%, 01/22/2021	1,000	1,000
0.800%, 10/30/2020	3,000	3,001

Total Certificates of Deposit (Cost $61,500) ($ Thousands)		61,525

	Shares

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	103	–

Total Cash Equivalent (Cost $0) ($ Thousands)		–

	Face Amount (Thousands)

REPURCHASE AGREEMENTS — 14.3%
Bank of America Securities
0.090%, dated 6/30/2020, to be repurchased on 7/01/2020, repurchase price $15,031,038 (collateralized by various FHLB obligations, par value $200,000 - $14,895,000, 3.500% – 4.000%, 10/23/2028 – 1/27/2033; with total market value $15,219,119) (D)	15,031	15,031
Goldman Sachs & Co
0.090%, dated 6/30/2020, to be repurchased on 7/01/2020, repurchase price $2,000,005 (collateralized by various GNMA/WLDB obligations, par value $196,204 - $1,957,000, 0.875% – 4.000%, 5/14/2030 – 12/15/2040; with total market value $2,037,577) (D)	2,000	2,000
TD Securities
0.090%, dated 6/30/2020, to be repurchased on 7/01/2020, repurchase price $26,000,065 (collateralized by various GNMA/FNMA obligations, par value $1,002,053 - $5,390,110, 3.000% – 4.500%, 6/1/2028 – 7/1/2050; with total market value $26,693,506) (D)	26,000	26,000

Total Repurchase Agreements (Cost $43,031) ($ Thousands)		43,031

Total Investments in Securities — 100.0% (Cost $300,866) ($ Thousands)		$300,999

Percentages are based on Net Assets of $300,908 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $4,000 ($ Thousands), representing 1.3% of the Net Assets of the Fund.

(D)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

USD— United States Dollar

VAR — Variable Rate

WLDB — World Bank

The following is a list of the levels of inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$144,440	$–	$144,440
U.S. Treasury Obligations	–	27,995	–	27,995
Corporate Obligations	–	24,008	–	24,008
Certificates of Deposit	–	61,525	–	61,525
Cash Equivalent	–	–	–	–
Repurchase Agreements	–	43,031	–	43,031

Total Investments in Securities	$–	$300,999	$–	$300,999

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Conservative Income Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 46	$ 8,345	$ (8,391)	$ —	$ —	$ —	103	$ —	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 85.5%
Alaska — 0.5%
Alaska State Housing Finance, Ser B, RB
Callable 07/02/2020 @ 100
0.120%, 12/01/2030 (A)	$960	$960

Arizona — 1.0%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
0.170%, 09/01/2035 (A)(B)	2,000	2,000

California — 3.4%
Southern California, Metropolitan Water District, Sub-Ser C, RB
Callable 03/23/2021 @ 100
0.380%, 07/01/2047 (A)	5,000	5,000
University of California, RB
0.240%, 08/03/2020	1,500	1,500

		6,500

Connecticut — 2.3%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser A-3, RB
0.130%, 11/15/2045 (A)	1,150	1,150
Connecticut State, Ser C, GO
Callable 06/30/2020 @ 100
0.190%, 05/15/2034 (A)	3,170	3,170

		4,320

District of Columbia — 4.7%
District of Columbia, Community Connections Real Estate Foundation Project, Ser A, RB
Callable 07/01/2020 @ 100
0.180%, 07/01/2032 (A)(B)	2,300	2,300
District of Columbia, Medlantic/Helix Project, Ser A, RB
Callable 07/01/2020 @ 100
0.140%, 08/15/2038 (A)(B)	2,375	2,375
RBC Municipal Products Trust, Ser 2018- G63, GO
0.160%, 12/01/2023 (A)(B)(C)	2,000	2,000
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
Callable 10/01/2029 @ 100
0.180%, 10/01/2053 (A)(B)(C)	2,205	2,205

		8,880

Florida — 3.7%
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB
0.170%, 04/01/2032 (A)(B)	2,895	2,895

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Palm Beach County, Raymond Kravis Center Project, RB
Callable 07/01/2020 @ 100
0.130%, 07/01/2032 (A)(B)	$4,200	$4,200

		7,095

Georgia — 1.0%
Georgia State, Municipal Electric Authority, Project One, Sub-Ser B, RB
0.140%, 01/01/2048 (A)(B)	2,000	2,000

Illinois — 5.9%
Illinois Development Finance Authority, RB
0.150%, 02/01/2033 (A)(B)	2,000	2,000
Illinois State, Finance Authority, Northwestern University, Sub-Ser, RB
0.100%, 12/01/2046 (A)	1,980	1,980
Illinois State, Finance Authority, Sub-Ser C-1, RB
0.170%, 11/01/2038 (A)	1,320	1,320
Illinois State, Finance Authority, YMCA Metropolitan Chicago Project, RB
0.170%, 06/01/2029 (A)(B)	1,800	1,800
Tender Option Bond Trust Receipts, Ser 2015- XF1043, GO
0.190%, 03/01/2033 (A)(B)(C)	4,250	4,250

		11,350

Iowa — 6.0%
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ
Bio America Project, RB
0.310%, 04/01/2022 (A)(B)	6,300	6,300
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
Callable 07/01/2020 @ 100
0.150%, 09/01/2036 (A)	1,500	1,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB
0.150%, 05/01/2023 (A)	3,000	3,000
Iowa State, Finance Authority, RB, GNMA/ FNMA/FHLMC
0.120%, 07/01/2046 (A)	625	625

		11,425

Louisiana — 0.8%
Louisiana State, Offshore Terminal Authority, RB
Callable 07/01/2020 @ 100
0.170%, 09/01/2033 (A)(B)	1,450	1,450

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland — 1.1%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
Callable 07/01/2020 @ 100
0.160%, 02/01/2041 (A)	$1,070	$1,070
Maryland State, Economic Development Authority, Academy of Sciences Project, RB
0.190%, 04/01/2033 (A)(B)	1,000	1,000

		2,070

Massachusetts — 2.7%
Boston, Water & Sewer Commission, RB
0.210%, 09/03/2020	1,160	1,160
Truro, GO
2.000%, 06/11/2021	2,900	2,944
Worcester, GO
2.000%, 02/16/2021	1,200	1,212

		5,316

Michigan — 5.9%
Michigan State University, RB
0.230%, 08/05/2020	4,400	4,400
Michigan State University, Ser A, RB
0.150%, 08/15/2030 (A)	1,910	1,910
0.150%, 02/15/2033 (A)	1,800	1,800
Michigan State, Finance Authority, Ser A-1, RB
4.000%, 08/20/2020	1,000	1,005
Michigan State, Housing Development Authority, Single Family Mortgage Project, Ser D, RB
Callable 07/01/2020 @ 100
0.220%, 06/01/2030 (A)	2,300	2,300

		11,415

Minnesota — 1.6%
University of Minnesota, RB
0.180%, 08/05/2020	3,000	3,000

Missouri — 1.8%
RBC Municipal Products Trust, Ser C-16, RB
0.200%, 09/01/2039 (A)(B)(C)	3,500	3,500

Nevada — 1.1%
Hospital Revenue Authority, Renown
Regional Medical Center Project, RB
0.120%, 06/01/2041 (A)(B)	1,360	1,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2020-XF2858, RB
Callable 07/01/2029 @ 100
0.200%, 07/01/2050 (A)(C)	$700	$700

		2,060

New Jersey — 3.2%
Jersey City, Ser C, GO
2.000%, 06/17/2021	5,000	5,076
Tinton Falls, GO
2.000%, 10/29/2020	1,000	1,006

		6,082

New York — 6.6%
Carmel, Central School District, GO
1.500%, 06/17/2021	2,000	2,018
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
0.120%, 02/01/2044 (A)	200	200
New York State, Dormitory Authority, Sub-Ser B, RB
5.000%, 03/31/2021	2,200	2,277
New York State, Power Authority, RB
0.300%, 08/06/2020	1,500	1,500
Oneida County, Industrial Development Agency, Mohawk Valley Community
College Dormitory Project, Ser A, RB
0.180%, 08/01/2036 (A)(B)	1,200	1,200
Oswego County, Industrial Development Agency, O.H. Properties Project, Ser A, RB
0.180%, 06/01/2024 (A)(B)	535	535
RBC Municipal Products Trust, Ser 2018-G5, GO
0.160%, 10/01/2025 (A)(B)(C)	1,900	1,900
South Jefferson, Central School District, GO
2.250%, 07/09/2020	1,000	1,000
Tender Option Bond Trust Receipts, Ser 2017- XF0550, RB
Callable 02/15/2027 @ 100
0.230%, 02/15/2042 (A)(C)	2,000	2,000

		12,630

North Carolina — 0.5%
North Carolina, Medical Care Commission, Ser A, RB
0.130%, 10/01/2035 (A)	800	800
Raleigh, Downtown Improvement Project, Ser A, RB
Callable 07/01/2020 @ 100
0.140%, 06/01/2034 (A)	200	200

		1,000

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Dakota — 1.4%
North Dakota, Housing Finance Agency, Ser H, RB
0.130%, 07/01/2039 (A)	$2,600	$2,600

Ohio — 4.3%
Akron Bath Copley Joint Township Hospital
District, Ser B-R, RB
0.120%, 11/15/2047 (A)(B)	995	995
Belmont County, GO
2.000%, 08/27/2020	1,000	1,001
Berea, GO
2.000%, 03/11/2021	3,285	3,322
Franklin County, Hospital Facilities Revenue, RB
Callable 06/30/2020 @ 100
0.120%, 11/15/2041 (A)	500	500
Hamilton County, HealthCare Facilities Authority, Children’s Home Project, RB
0.130%, 03/01/2033 (A)(B)	800	800
Parma, GO
2.500%, 07/23/2020	1,800	1,802

		8,420

Pennsylvania — 0.7%
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
Callable 07/01/2020 @ 100
0.220%, 11/15/2029 (A)	175	175
Philadelphia, Gas Works Authority, Ser D, RB
Callable 07/01/2020 @ 100
0.130%, 08/01/2031 (A)(B)	600	600
Southcentral, General Authority, RB
0.180%, 06/01/2037 (A)	500	500

		1,275

Tennessee — 3.6%
Clarksville, Public Building Authority, Pooled Financing, RB
Callable 07/01/2020 @ 100
0.180%, 06/01/2029 (A)(B)	2,800	2,800
Nashville & Davidson County, RB
0.240%, 09/03/2020	4,100	4,100

		6,900

Texas — 15.7%
Dallas, Independent School District, GO
0.250%, 10/04/2068 (A)	1,500	1,500
Dallas, Rapid Transit, RB
0.350%, 08/12/2020	1,000	1,000
Fort Bend, Independent School District, RB
0.230%, 08/31/2020	1,500	1,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Garland, Water & Sewer, RB
0.250%, 09/21/2020	$1,500	$1,500
Houston, Combined Utility System Revenue, RB
0.120%, 05/15/2034 (A)(B)	1,125	1,125
North Fort Bend, Water Authority, Ser 2019-XF0816, RB
0.230%, 06/15/2027 (A)(C)	1,500	1,500
Port Arthur, Navigation District, Industrial Development, RB
Callable 09/01/2020 @ 100
0.260%, 03/01/2042 (A)	2,500	2,500
Port Arthur, Navigation District, Industrial Development, Total Petrochemicals Project, RB
Callable 09/01/2020 @ 100
0.260%, 03/01/2039 (A)	5,300	5,300
Port Arthur, Navigation District, Industrial Development, Total Petrochemicals Project, Ser A, RB
Callable 07/01/2020 @ 100
0.260%, 12/01/2040 (A)	1,000	1,000
Tarrant County, Cultural Education Facilities Finance, Ser R, RB
0.110%, 10/01/2041 (A)(B)	500	500
Texas State, GO
Callable 07/01/2020 @ 100
0.210%, 12/01/2040 (A)	800	800
Texas State, RB
4.000%, 08/27/2020	2,000	2,012
Texas State, Veterans Bonds, GO
Callable 07/01/2020 @ 100
0.170%, 12/01/2046 (A)	1,100	1,100
0.150%, 12/01/2047 (A)	2,330	2,330
Texas State, Veterans Bonds, Ser B, GO
0.210%, 12/01/2042 (A)	3,000	3,000
University of Texas, RB
0.430%, 02/19/2021	2,000	2,002
0.400%, 08/07/2020	1,000	1,000

		29,669

Utah — 3.3%
Utah County, Hospital Authority, IHC Health Services Project, RB
0.170%, 05/15/2051 (A)	2,800	2,800
Weber County, Hospital Revenue Authority, IHC Health Services Project, Ser A, RB
0.120%, 02/15/2031 (A)	3,500	3,500

		6,300

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Virginia — 0.8%
Fairfax County, Industrial Development Authority, RB
0.140%, 05/15/2042 (A)	$635	$635
Loudoun County, Economic Development Authority, Ser F, RB
Callable 07/01/2020 @ 100
0.170%, 02/15/2038 (A)	900	900

		1,535

West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
0.120%, 06/01/2034 (A)(B)	475	475

Wisconsin — 1.1%
Oshkosh, Industrial Development Authority, Oshkosh Coil Spring Project, Ser A, AMT, RB
0.210%, 12/01/2020 (A)(B)	280	280
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
0.170%, 05/01/2046 (A)	2,000	2,000

		2,280

Wyoming — 0.6%
Uinta County, Chevron USA Project, RB
Callable 07/01/2020 @ 100
0.110%, 08/15/2020 (A)	1,100	1,100

Total Municipal Bonds (Cost $163,575) ($ Thousands)		163,607

TAX-EXEMPT COMMERCIAL PAPER — 14.3%
Harris County, Toll Authority
1.050%, 07/09/2020	9,400	9,400
Louisville/Jefferson County
0.300%, 08/26/2020	1,000	1,001
0.280%, 08/28/2020	1,500	1,500
0.250%, 10/07/2020	2,000	2,000
0.200%, 08/18/2020	2,000	2,000
0.200%, 08/24/2020	3,000	3,000
Minneapolis, University Gateway Project
0.130%, 12/01/2040	500	500
Montgomery County
0.250%, 07/08/2020	2,000	2,000
0.230%, 07/22/2020	2,000	2,000
North East Independent School District
1.160%, 08/10/2020	500	500
Omaha, Power Distribution
1.080%, 07/01/2020	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

TAX-EXEMPT COMMERCIAL PAPER (continued)
San Antonio, Electric & Gas
1.150%, 07/01/2020	$1,500	$1,500

Total Tax-Exempt Commercial Paper (Cost $27,400) ($ Thousands)		27,401

Total Investments in Securities — 99.8% (Cost $190,975) ($ Thousands)		$191,008

Percentages are based on Net Assets of $191,388 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $18,055 ($ Thousands), representing 9.4% of the Net Assets of the Fund.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Free Conservative Income Fund (Concluded)

AGC — Assured Guaranty Corporation

AMT — Alternative Minimum Tax

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

As of June 30, 2020, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	$11,836	$13,619
0.625%, 07/15/2021	14,752	15,008
0.625%, 04/15/2023	17,576	18,275
0.625%, 01/15/2024	19,869	20,925
0.500%, 04/15/2024	13,454	14,140
0.375%, 07/15/2023	20,594	21,446
0.250%, 01/15/2025	19,174	20,172
0.125%, 01/15/2022	19,371	19,632
0.125%, 04/15/2022	19,525	19,808
0.125%, 07/15/2022	18,923	19,369
0.125%, 01/15/2023	20,786	21,292
0.125%, 07/15/2024	19,554	20,423
0.125%, 10/15/2024	14,758	15,456
0.125%, 04/15/2025	15,030	15,746

Total U.S. Treasury Obligations (Cost $247,250) ($ Thousands)		255,311

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	1,206,370	$1,206

Total Cash Equivalent (Cost $1,206) ($ Thousands)		1,206

Total Investments in Securities — 99.9% (Cost $248,456) ($ Thousands)		$256,517

Percentages are based on Net Assets of $256,820 ($ Thousands).

**	The rate reported is the 7-day effective yield as of June 30, 2020.

†	Investment in Affiliated Security.

Cl — Class

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	255,311	–	255,311
Cash Equivalent	1,206	–	–	1,206

Total Investments in Securities	1,206	255,311	–	256,517

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 9/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$892	$ 22,173	$(21,859)	$—	$—	$1,206	1,206,370	$11	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.7%
Communication Services — 9.7%
Activision Blizzard Inc	19,900	$1,510
Alphabet Inc, Cl A *	7,769	11,017
Alphabet Inc, Cl C *	7,556	10,681
AT&T Inc	184,503	5,577
CenturyLink Inc	25,357	254
Charter Communications Inc, Cl A *	3,900	1,989
Comcast Corp, Cl A	117,880	4,595
Discovery Inc, Cl A *	4,529	96
Discovery Inc, Cl C *	7,885	152
DISH Network Corp, Cl A *	6,473	223
Electronic Arts Inc *	7,428	981
Facebook Inc, Cl A *	62,271	14,140
Fox Corp	13,653	366
Interpublic Group of Cos Inc/The	9,997	172
Live Nation Entertainment Inc *	3,600	160
Netflix Inc *	11,420	5,197
News Corp, Cl A	9,630	114
News Corp, Cl B	2,600	31
Omnicom Group Inc	5,669	309
Take-Two Interactive Software Inc, Cl A *	3,000	419
T-Mobile US Inc *	14,200	1,479
Twitter Inc *	20,100	599
Verizon Communications Inc	107,098	5,904
ViacomCBS Inc, Cl B	13,920	325
Walt Disney Co/The	46,750	5,213

		71,503

Consumer Discretionary — 9.7%
Advance Auto Parts Inc	1,794	256
Amazon.com Inc, Cl A *	10,882	30,021
Aptiv PLC	6,641	518
AutoZone Inc *	625	705
Best Buy Co Inc	5,978	522
Booking Holdings Inc *	1,084	1,726
BorgWarner Inc	5,201	184
CarMax Inc *	4,256	381
Carnival Corp	11,780	193
Chipotle Mexican Grill Inc, Cl A *	623	656
Darden Restaurants Inc	3,234	245
Dollar General Corp	6,473	1,233
Dollar Tree Inc *	6,085	564
Domino’s Pizza Inc	1,000	369
DR Horton Inc	8,486	471
eBay Inc	17,347	910
Expedia Group Inc	3,615	297
Ford Motor Co	100,676	612
Gap Inc/The	6,298	80
Garmin Ltd	3,804	371
General Motors Co	32,777	829
Genuine Parts Co	3,804	331
H&R Block Inc	5,310	76

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanesbrands Inc	9,067	$102
Hasbro Inc	3,298	247
Hilton Worldwide Holdings Inc	7,100	522
Home Depot Inc/The	27,882	6,985
Kohl’s Corp	4,327	90
L Brands Inc	6,208	93
Las Vegas Sands Corp	8,900	405
Leggett & Platt Inc	3,665	129
Lennar Corp, Cl A	7,274	448
LKQ Corp *	7,800	204
Lowe’s Cos Inc	19,645	2,654
Marriott International Inc/MD, Cl A	7,051	605
McDonald’s Corp	19,307	3,562
MGM Resorts International	13,200	222
Mohawk Industries Inc *	1,458	148
Newell Brands Inc, Cl B	10,313	164
NIKE Inc, Cl B	32,238	3,161
Norwegian Cruise Line Holdings Ltd *	6,100	100
NVR Inc *	90	293
O’Reilly Automotive Inc *	1,912	806
PulteGroup Inc	6,443	219
PVH Corp	2,020	97
Ralph Lauren Corp, Cl A	1,360	99
Ross Stores Inc	9,149	780
Royal Caribbean Cruises Ltd	4,410	222
Starbucks Corp	30,357	2,234
Tapestry Inc	7,734	103
Target Corp, Cl A	12,984	1,557
Tiffany & Co	2,898	353
TJX Cos Inc/The	31,076	1,571
Tractor Supply Co	3,046	401
Ulta Beauty Inc *	1,500	305
Under Armour Inc, Cl A *	5,846	57
Under Armour Inc, Cl C *	5,581	49
VF Corp	8,240	502
Whirlpool Corp	1,609	208
Wynn Resorts Ltd	2,517	188
Yum! Brands Inc	7,697	669

		72,104

Consumer Staples — 6.3%
Altria Group Inc	48,169	1,891
Archer-Daniels-Midland Co	14,341	572
Brown-Forman Corp, Cl B	4,785	305
Campbell Soup Co	4,372	217
Church & Dwight Co Inc	6,500	502
Clorox Co/The	3,222	707
Coca-Cola Co/The	100,082	4,472
Colgate-Palmolive Co	22,248	1,630
Conagra Brands Inc	12,792	450
Constellation Brands Inc, Cl A	4,370	764
Costco Wholesale Corp	11,476	3,479

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coty Inc, Cl A	8,233	$37
Estee Lauder Cos Inc/The, Cl A	5,844	1,103
General Mills Inc	15,841	976
Hershey Co/The	3,886	504
Hormel Foods Corp	7,316	353
J M Smucker Co/The	3,004	318
Kellogg Co	6,594	435
Kimberly-Clark Corp	8,777	1,241
Kraft Heinz Co/The	16,400	523
Kroger Co/The	20,148	682
Lamb Weston Holdings Inc	3,800	243
McCormick & Co Inc/MD	3,214	577
Molson Coors Beverage Co, Cl B	4,824	166
Mondelez International Inc, Cl A	37,053	1,894
Monster Beverage Corp *	9,565	663
PepsiCo Inc	36,040	4,767
Philip Morris International Inc	40,237	2,819
Procter & Gamble Co/The	64,109	7,665
Sysco Corp, Cl A	13,243	724
Tyson Foods Inc, Cl A	7,775	464
Walgreens Boots Alliance Inc	19,007	806
Walmart Inc	36,776	4,405

		46,354

Energy — 2.5%
Apache Corp	10,401	140
Baker Hughes Co, Cl A	16,815	259
Cabot Oil & Gas Corp	10,298	177
Chevron Corp	48,326	4,312
Concho Resources Inc	5,200	268
ConocoPhillips	27,786	1,168
Devon Energy Corp	9,626	109
Diamondback Energy Inc, Cl A	4,100	172
EOG Resources Inc	15,127	766
Exxon Mobil Corp	109,500	4,897
Halliburton Co	22,442	291
Hess Corp	6,774	351
HollyFrontier Corp	3,700	108
Kinder Morgan Inc	50,814	771
Marathon Oil Corp	19,892	122
Marathon Petroleum Corp	17,050	637
National Oilwell Varco Inc, Cl A	10,730	132
Noble Energy Inc	13,437	120
Occidental Petroleum Corp	23,328	427
ONEOK Inc	10,754	357
Phillips 66	11,299	812
Pioneer Natural Resources Co	4,292	419
Schlumberger Ltd, Cl A	35,937	661
TechnipFMC PLC	11,613	80
Valero Energy Corp	10,597	623

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams Cos Inc/The	31,846	$606

		18,785

Financials — 9.0%
Aflac Inc	18,418	664
Allstate Corp/The	8,112	787
American Express Co	17,113	1,629
American International Group Inc	22,505	702
Ameriprise Financial Inc	3,117	468
Aon PLC, Cl A	6,009	1,157
Arthur J Gallagher & Co	4,900	478
Assurant Inc	1,482	153
Bank of America Corp	202,145	4,801
Bank of New York Mellon Corp/The	20,843	806
Berkshire Hathaway Inc, Cl B *	50,330	8,984
BlackRock Inc	4,015	2,185
Capital One Financial Corp	11,715	733
Cboe Global Markets Inc	2,900	270
Charles Schwab Corp/The	29,535	996
Chubb Ltd	11,666	1,477
Cincinnati Financial Corp	3,993	256
Citigroup Inc	54,045	2,762
Citizens Financial Group Inc	11,200	283
CME Group Inc	9,348	1,519
Comerica Inc	3,573	136
Discover Financial Services	8,146	408
E*TRADE Financial Corp	5,770	287
Everest Re Group Ltd	1,000	206
Fifth Third Bancorp	18,551	358
First Republic Bank/CA	4,400	466
Franklin Resources Inc	6,836	143
Globe Life Inc	2,535	188
Goldman Sachs Group Inc/The	8,021	1,585
Hartford Financial Services Group Inc/The	9,461	365
Huntington Bancshares Inc/OH	26,847	243
Intercontinental Exchange Inc	14,180	1,299
Invesco Ltd	10,312	111
JPMorgan Chase & Co	78,917	7,423
KeyCorp	25,752	314
Lincoln National Corp	5,009	184
Loews Corp	6,089	209
M&T Bank Corp	3,308	344
MarketAxess Holdings Inc	1,000	501
Marsh & McLennan Cos Inc	13,117	1,408
MetLife Inc	19,812	724
Moody’s Corp	4,204	1,155
Morgan Stanley	30,617	1,479
MSCI Inc, Cl A	2,200	734
Nasdaq Inc, Cl A	2,987	357
Northern Trust Corp	5,271	418
People’s United Financial Inc	11,889	138
PNC Financial Services Group Inc/The	10,997	1,157

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Principal Financial Group Inc, Cl A	6,633	$276
Progressive Corp/The	15,221	1,219
Prudential Financial Inc	10,377	632
Raymond James Financial Inc	3,100	213
Regions Financial Corp	25,060	279
S&P Global Inc	6,278	2,068
SVB Financial Group, Cl B *	1,300	280
Synchrony Financial	14,401	319
T Rowe Price Group Inc	5,840	721
Travelers Cos Inc/The	6,652	759
Truist Financial Corp	34,782	1,306
Unum Group	5,663	94
US Bancorp	35,502	1,307
W R Berkley Corp	3,700	212
Wells Fargo & Co	96,833	2,479
Willis Towers Watson PLC	3,347	659
Zions Bancorp NA	4,337	147

		66,420

Health Care — 13.1%
Abbott Laboratories	45,824	4,190
AbbVie Inc	45,641	4,481
ABIOMED Inc *	1,200	290
Agilent Technologies Inc	7,885	697
Alexion Pharmaceuticals Inc *	5,808	652
Align Technology Inc *	1,900	521
AmerisourceBergen Corp, Cl A	3,954	398
Amgen Inc, Cl A	15,263	3,600
Anthem Inc	6,538	1,719
Baxter International Inc	13,292	1,144
Becton Dickinson and Co	7,619	1,823
Biogen Inc *	4,250	1,137
Bio-Rad Laboratories Inc, Cl A *	500	226
Boston Scientific Corp *	36,192	1,271
Bristol-Myers Squibb Co	58,732	3,453
Cardinal Health Inc	7,703	402
Centene Corp *	14,932	949
Cerner Corp	7,812	535
Cigna Corp	9,520	1,786
Cooper Cos Inc/The, Cl A	1,300	369
Covetrus Inc *	1	—
CVS Health Corp	33,760	2,193
Danaher Corp, Cl A	16,291	2,881
DaVita Inc *	2,157	171
DENTSPLY SIRONA Inc	5,771	254
DexCom Inc *	2,400	973
Edwards Lifesciences Corp, Cl A *	16,016	1,107
Eli Lilly and Co	21,866	3,590
Gilead Sciences Inc	32,513	2,502
HCA Healthcare Inc	6,843	664
Henry Schein Inc *	3,744	219
Hologic Inc *	6,600	376

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Humana Inc	3,390	$1,314
IDEXX Laboratories Inc *	2,200	726
Illumina Inc *	3,800	1,407
Incyte Corp *	4,700	489
Intuitive Surgical Inc *	3,038	1,731
IQVIA Holdings Inc *	4,600	653
Johnson & Johnson	68,244	9,597
Laboratory Corp of America Holdings *	2,517	418
McKesson Corp	4,175	641
Medtronic PLC	34,641	3,177
Merck & Co Inc	65,566	5,070
Mettler-Toledo International Inc *	600	483
Mylan NV *	13,226	213
PerkinElmer Inc	2,869	281
Perrigo Co PLC	3,676	203
Pfizer Inc	143,757	4,701
Quest Diagnostics Inc	3,378	385
Regeneron Pharmaceuticals Inc *	2,615	1,631
ResMed Inc	3,800	730
STERIS PLC	2,200	338
Stryker Corp	8,376	1,509
Teleflex Inc	1,200	437
Thermo Fisher Scientific Inc	10,211	3,700
UnitedHealth Group Inc	24,511	7,229
Universal Health Services Inc, Cl B	2,042	190
Varian Medical Systems Inc *	2,365	290
Vertex Pharmaceuticals Inc *	6,658	1,933
Waters Corp *	1,620	292
West Pharmaceutical Services Inc	1,900	432
Zimmer Biomet Holdings Inc	5,453	651
Zoetis Inc, Cl A	12,273	1,682

		97,106

Industrials — 7.2%
3M Co	14,826	2,313
A O Smith Corp	3,400	160
Alaska Air Group Inc	3,000	109
Allegion plc	2,394	245
American Airlines Group Inc	9,825	128
AMETEK Inc	6,064	542
Boeing Co/The	13,909	2,550
Carrier Global Corp	21,507	478
Caterpillar Inc, Cl A	14,045	1,777
CH Robinson Worldwide Inc	3,487	276
Cintas Corp	2,152	573
Copart Inc *	5,400	450
CSX Corp	19,788	1,380
Cummins Inc	3,763	652
Deere & Co	8,113	1,275
Delta Air Lines Inc, Cl A	15,122	424
Dover Corp	3,846	371
Eaton Corp PLC	10,339	904

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emerson Electric Co	15,426	$957
Equifax Inc	3,176	546
Expeditors International of Washington Inc	4,408	335
Fastenal Co, Cl A	14,844	636
FedEx Corp	6,269	879
Flowserve Corp	3,654	104
Fortive Corp	7,754	525
Fortune Brands Home & Security Inc	3,500	224
General Dynamics Corp	5,965	892
General Electric Co	228,393	1,560
Honeywell International Inc	18,252	2,639
Howmet Aerospace Inc	9,492	150
Huntington Ingalls Industries Inc, Cl A	1,100	192
IDEX Corp	2,000	316
IHS Markit Ltd	10,400	785
Illinois Tool Works Inc	7,431	1,299
Ingersoll Rand Inc *	9,014	253
Jacobs Engineering Group Inc	3,321	282
JB Hunt Transport Services Inc	2,145	258
Johnson Controls International plc	19,138	653
Kansas City Southern	2,463	368
L3Harris Technologies Inc	5,571	945
Lockheed Martin Corp	6,393	2,333
Masco Corp	6,723	338
Nielsen Holdings PLC	9,580	142
Norfolk Southern Corp	6,602	1,159
Northrop Grumman Corp	3,961	1,218
Old Dominion Freight Line Inc, Cl A	2,450	416
Otis Worldwide Corp	10,753	611
PACCAR Inc	8,919	668
Parker-Hannifin Corp, Cl A	3,352	614
Pentair PLC	4,277	162
Quanta Services Inc	3,782	148
Raytheon Technologies Corp	38,248	2,357
Republic Services Inc	5,562	456
Robert Half International Inc	2,859	151
Rockwell Automation Inc	3,035	646
Rollins Inc	3,750	159
Roper Technologies Inc	2,714	1,054
Snap-on Inc	1,355	188
Southwest Airlines Co, Cl A	13,933	476
Stanley Black & Decker Inc	4,011	559
Teledyne Technologies Inc *	900	280
Textron Inc	5,837	192
Trane Technologies PLC	6,303	561
TransDigm Group Inc	1,300	575
Union Pacific Corp	17,619	2,979
United Airlines Holdings Inc *	6,700	232
United Parcel Service Inc, Cl B	18,311	2,036
United Rentals Inc *	1,899	283
Verisk Analytics Inc, Cl A	4,200	715
Waste Management Inc	10,082	1,068

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westinghouse Air Brake Technologies Corp	4,690	$270
WW Grainger Inc	1,147	360
Xylem Inc/NY	4,748	308

		53,119

Information Technology — 24.7%
Accenture PLC, Cl A	16,548	3,553
Adobe Inc *	12,464	5,426
Advanced Micro Devices Inc *	30,500	1,605
Akamai Technologies Inc *	4,274	458
Amphenol Corp, Cl A	7,620	730
Analog Devices Inc	9,492	1,164
ANSYS Inc *	2,200	642
Apple Inc	105,630	38,534
Applied Materials Inc	23,771	1,437
Arista Networks Inc *	1,400	294
Autodesk Inc, Cl A *	5,705	1,365
Automatic Data Processing Inc	11,142	1,659
Broadcom Inc	10,375	3,275
Broadridge Financial Solutions Inc	3,000	379
Cadence Design Systems Inc *	7,200	691
CDW Corp/DE	3,600	418
Cisco Systems Inc	110,172	5,139
Citrix Systems Inc	3,026	448
Cognizant Technology Solutions Corp, Cl A	13,877	788
Corning Inc, Cl B	19,371	502
DXC Technology Co	7,076	117
F5 Networks Inc, Cl A *	1,591	222
Fidelity National Information Services Inc, Cl B	16,053	2,152
Fiserv Inc, Cl A *	14,564	1,422
FleetCor Technologies Inc *	2,200	553
FLIR Systems Inc	3,592	146
Fortinet Inc *	3,400	467
Gartner Inc *	2,400	291
Global Payments Inc	7,789	1,321
Hewlett Packard Enterprise Co	34,010	331
HP Inc	36,810	642
Intel Corp	109,597	6,557
International Business Machines Corp	23,068	2,786
Intuit Inc	6,785	2,010
IPG Photonics Corp *	900	144
Jack Henry & Associates Inc	2,000	368
Juniper Networks Inc	8,533	195
Keysight Technologies Inc *	4,900	494
KLA Corp	4,049	787
Lam Research Corp	3,720	1,203
Leidos Holdings Inc	3,500	328
Mastercard Inc, Cl A	22,882	6,766
Maxim Integrated Products Inc	6,800	412
Microchip Technology Inc	6,337	667
Micron Technology Inc *	28,771	1,482

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microsoft Corp	196,496	$39,989
Motorola Solutions Inc	4,402	617
NetApp Inc	5,928	263
NortonLifeLock Inc	13,808	274
NVIDIA Corp	15,948	6,059
Oracle Corp, Cl B	54,033	2,986
Paychex Inc	8,400	636
Paycom Software Inc *	1,200	372
PayPal Holdings Inc *	30,485	5,311
Qorvo Inc *	3,005	332
QUALCOMM Inc	29,168	2,660
salesforce.com Inc *	23,372	4,378
Seagate Technology PLC	6,043	292
ServiceNow Inc *	4,900	1,985
Skyworks Solutions Inc	4,307	551
Synopsys Inc *	3,900	760
TE Connectivity Ltd	8,503	693
Texas Instruments Inc	23,811	3,023
Tyler Technologies Inc *	1,000	347
VeriSign Inc *	2,678	554
Visa Inc, Cl A	43,732	8,448
Western Digital Corp	7,738	342
Western Union Co/The	10,877	235
Xerox Holdings Corp	4,989	76
Xilinx Inc	6,187	609
Zebra Technologies Corp, Cl A *	1,400	358

		182,520

Materials — 2.3%
Air Products and Chemicals Inc	5,761	1,391
Albemarle Corp	2,900	224
Amcor PLC	40,109	409
Avery Dennison Corp	2,176	248
Ball Corp	8,412	584
Celanese Corp, Cl A	3,100	268
CF Industries Holdings Inc	5,537	156
Corteva Inc	19,191	514
Dow Inc	19,225	784
DuPont de Nemours Inc	18,891	1,004
Eastman Chemical Co	3,498	244
Ecolab Inc	6,246	1,243
FMC Corp	3,349	334
Freeport-McMoRan Inc, Cl B	37,862	438
International Flavors & Fragrances Inc	2,815	345
International Paper Co	10,273	362
Linde PLC	13,582	2,881
LyondellBasell Industries NV, Cl A	6,713	441
Martin Marietta Materials Inc, Cl A	1,665	344
Mosaic Co/The	9,710	121
Newmont Corp	20,804	1,284
Nucor Corp	7,948	329
Packaging Corp of America	2,400	239

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPG Industries Inc	6,070	$644
Sealed Air Corp	4,058	133
Sherwin-Williams Co/The, Cl A	2,113	1,221
Vulcan Materials Co	3,330	386
Westrock Co	7,092	200

		16,771

Real Estate — 2.5%
Alexandria Real Estate Equities Inc ‡	3,200	519
American Tower Corp, Cl A ‡	11,516	2,977
Apartment Investment and Management Co, Cl A ‡	4,044	152
AvalonBay Communities Inc ‡	3,622	560
Boston Properties Inc ‡	3,808	344
CBRE Group Inc, Cl A *‡	8,825	399
Crown Castle International Corp ‡	10,828	1,812
Digital Realty Trust Inc, Cl A ‡	6,900	981
Duke Realty Corp ‡	9,600	340
Equinix Inc ‡	2,259	1,587
Equity Residential ‡	9,033	531
Essex Property Trust Inc ‡	1,660	381
Extra Space Storage Inc ‡	3,400	314
Federal Realty Investment Trust ‡	1,800	153
Healthpeak Properties Inc ‡	12,930	356
Host Hotels & Resorts Inc ‡	18,612	201
Iron Mountain Inc ‡	7,376	193
Kimco Realty Corp ‡	11,396	146
Mid-America Apartment Communities Inc ‡	3,000	344
Prologis Inc ‡	19,269	1,798
Public Storage ‡	3,900	748
Realty Income Corp ‡	8,918	531
Regency Centers Corp ‡	4,300	197
SBA Communications Corp, Cl A ‡	2,900	864
Simon Property Group Inc ‡	7,958	544
SL Green Realty Corp ‡	1,815	90
UDR Inc ‡	7,600	284
Ventas Inc ‡	9,710	356
Vornado Realty Trust ‡	4,331	166
Welltower Inc ‡	10,707	554
Weyerhaeuser Co ‡	19,560	439

		18,861

Utilities — 2.7%
AES Corp/The	17,212	249
Alliant Energy Corp	6,300	301
Ameren Corp	6,544	460
American Electric Power Co Inc	12,829	1,022
American Water Works Co Inc	4,600	592
Atmos Energy Corp	3,100	309
CenterPoint Energy Inc	12,917	241
CMS Energy Corp	7,513	439
Consolidated Edison Inc	8,678	624
Dominion Energy Inc	21,468	1,743

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DTE Energy Co	5,041	$542
Duke Energy Corp	19,098	1,526
Edison International	9,490	515
Entergy Corp	5,277	495
Evergy Inc	6,000	356
Eversource Energy	8,444	703
Exelon Corp	25,490	925
FirstEnergy Corp	14,321	555
NextEra Energy Inc	12,698	3,050
NiSource Inc	9,713	221
NRG Energy Inc	6,464	211
Pinnacle West Capital Corp	2,894	212
PPL Corp	20,239	523
Public Service Enterprise Group Inc	13,157	647
Sempra Energy	7,368	864
Southern Co/The	27,482	1,425
WEC Energy Group Inc	8,237	722
Xcel Energy Inc	13,746	859

		20,331

Total Common Stock (Cost $423,703) ($ Thousands)		663,874

Description	Number of Rights	Market Value ($ Thousands)

RIGHT — 0.0%
T-Mobile US Inc, Expires 07/30/2020 *	10,000	$2

Total Right (Cost $—) ($ Thousands)		2

Total Investments in Securities — 89.7% (Cost $423,703) ($ Thousands)		$663,876

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(A) (Cost $1,641) ($ Thousands)	209,410,302	$246

PURCHASED SWAPTION* — 0.5%

Total Purchased Swaption(B) (Cost $2,357) ($ Thousands)	864,868,000	$3,902

A list of open options contracts held by the Fund at June 30, 2020 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Call Options
August 20 Put EUR Call USD*	120,690,928	$13,155	$1.09	8/22/2020	$139
August 20 Put EUR Call USD*	88,719,374	9,582	1.08	8/22/2020	107

Total Purchased Options		$22,737			$246

A list of open OTC swaption contracts held by the Fund at June 30, 2020 is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.5%
Call Swaption
CMS One Look*	Bank of America Merill Lynch	864,868,000	$0.14	07/17/2021	$3,902

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI^	434	Sep-2020	$66,163	$67,057	$894

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Dynamic Asset Allocation Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/11/21	USD	5,313	SAR	19,987	$8
Bank of America	01/11/21	USD	3,884	SAR	14,572	(4)
Bank of America	01/11/21	SAR	154,174	USD	41,085	38
Bank of America	01/11/21	SAR	17,196	USD	4,566	(13)

						$29

A list of open OTC swap agreements held by the Fund at June 30, 2020 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas^	Bloomberg Gold SubIndex Total Return	US T-BILL HIGH DISCOUNT RATE + 7 BPS	BLOOMBERG GOLD SUBINDEX TOTAL RETURN	Quarterly	03/17/2021	USD	(41,664)	$7,119	$–	$7,119
BNP Paribas^	Bloomberg Gold SubIndex Total Return	US T-BILL HIGH DISCOUNT RATE + 7 BPS	BLOOMBERG GOLD SUBINDEX TOTAL RETURN	Quarterly	04/05/2021	USD	(31,168)	2,707	–	2,707
								$9,826	$–	$9,826

Percentages are based on Net Assets of $740,222 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

^	Security is held by the Dynamic Commodity Strategy Subsidiary Ltd. As of June 30, 2020.

Cl — Class

EUR — Euro

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

S&P— Standard & Poor’s

SAR— Saudi Riyal

USD — U.S. Dollar

The following is a list of the levels of inputs used as of June 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	663,874	–	–	663,874
Right	2	–	–	2

Total Investments in Securities	663,876	–	–	663,876

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	246	–	–	246
Purchased Swaption	–	3,902	–	3,902
Futures Contracts*
Unrealized Appreciation	894	–	–	894
Forwards Contracts*
Unrealized Appreciation	–	46	–	46
Unrealized Depreciation	–	(17)	–	(17)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	9,826	–	9,826

Total Other Financial Instruments	1,140	13,757	–	14,897

*Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 32.4%

Communication Services — 4.1%
Activision Blizzard Inc	19,692	$1,495
Central European Media Enterprises Ltd, Cl A *	154,840	548
Cincinnati Bell Inc *	51,345	762
Cineplex Inc	17,274	102
Clear Channel Outdoor Holdings Inc, Cl A *	7,401	8
Cumulus Media Inc, Cl A *	5,075	20
Gray Television Inc *	3,520	49
iHeartMedia Inc *	5,524	46
Kakao	9,084	2,020
Meet Group Inc/The *	84,135	525
Pinterest, Cl A *	134,663	2,986
Sea ADR *	9,627	1,032
Snap Inc, Cl A *	154,090	3,620
Take-Two Interactive Software Inc, Cl A *	11,079	1,546
Tencent Holdings Ltd	33,900	2,181
T-Mobile US Inc *	12,666	1,319
Vonage Holdings Corp *	77,999	785

		19,044

Consumer Discretionary — 6.2%
Alibaba Group Holding ADR *	4,328	934
Amazon.com Inc, Cl A *	535	1,476
American Eagle Outfitters Inc	87,071	949
Aramark	50,008	1,129
Caesars Entertainment Corp *	157,027	1,905
Cenveo Corp *(A)	2,777	35
Delphi Technologies *	105,868	1,504
DR Horton Inc (B)	32,636	1,810
Expedia Group Inc	23,663	1,945
Fiat Chrysler Automobiles NV	67,875	695
Gamesys Group *	88,214	936
Jack in the Box Inc	16,071	1,191
JD.com ADR *	19,732	1,188
Monitronics International Inc *(A)	18,437	180
Norwegian Cruise Line Holdings Ltd *	44,555	732
Penn National Gaming Inc *	43,417	1,326
RH *	5,823	1,449
Rubicon Project Inc/The *	105,133	701
TAL Education Group ADR *	7,516	514
Tiffany & Co	28,165	3,434
Transat AT, Cl B *	45,385	191
Vail Resorts Inc	11,889	2,166
Vroom *	25,433	1,326
Wynn Resorts Ltd	15,798	1,177

		28,893

Consumer Staples — 0.1%
Walgreens Boots Alliance Inc	6,583	279

Energy — 0.9%
Apache Corp	111,028	1,499

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jupiter Resources *(A)	24,396	$18
Kinder Morgan Inc	131,870	2,000
Kosmos Energy Ltd	330,981	549
Parker Drilling *	4,414	26

		4,092

Financials — 5.2%
Ally Financial Inc	65,102	1,291
Aurora Capital *(A)	7,183	—
Axis Capital Holdings Ltd	10,662	432
B. Riley Principal Merger II, Cl A *	12,140	130
Charles Schwab Corp/The	31,490	1,063
Churchill Capital II, Cl A *	672	8
Churchill Capital III, Cl A *	1,024	11
Citizens Financial Group Inc	61,183	1,544
Evercore Inc, Cl A	29,010	1,709
Flying Eagle Acquisition, Cl A *	1,839	20
Genworth Financial Inc, Cl A *	79,086	183
Gores Holdings IV, Cl A *	165	2
Gores Metropoulos, Cl A *	1,310	14
IBERIABANK Corp	11,465	522
Insurance Acquisition, Cl A *	3,744	49
Landcadia Holdings II, Cl A *	1,761	29
Legg Mason Inc	32,051	1,595
Morgan Stanley	80,500	3,888
Netfin Acquisition, Cl A *	49,049	527
Social Capital Hedosophia Holdings II, Cl A *	1,839	22
Social Capital Hedosophia Holdings III, Cl A *	1,839	20
South Mountain Merger, Cl A *	487	5
Tortoise Acquisition, Cl A *	38,742	1,063
Willis Towers Watson PLC	52,193	10,279
Zions Bancorp NA	512	17

		24,423

Health Care — 1.2%
AMN Healthcare Services Inc *	27,113	1,227
Change Healthcare Inc *	107,841	1,208
Hologic Inc *	2,127	121
Mylan NV *	46,823	753
Pfizer Inc	7,010	229
QIAGEN NV *	10,208	440
Wright Medical Group NV *	59,865	1,779

		5,757

Industrials — 1.9%
Air Canada, Cl A *	37,532	467
Builders FirstSource Inc *(B)	80,983	1,676
BWX Technologies Inc, Cl W (B)	19,584	1,109
Clarivate Analytics PLC *	69,768	1,558
Nielsen Holdings PLC	142,557	2,119
Rush Enterprises Inc, Cl A (B)	38,980	1,616

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TransDigm Group Inc	1,220	$539

		9,084

Information Technology — 7.9%
Adobe Inc *	3,187	1,387
Adyen NV *	703	1,023
Afterpay *	16,767	704
Agora ADR	11,508	508
Crowdstrike Holdings, Cl A *	10,455	1,049
Dynatrace Inc *	62,181	2,525
Fidelity National Information Services Inc, Cl B	13,895	1,863
Fiserv Inc, Cl A *	19,514	1,905
Fitbit Inc, Cl A *	249,780	1,614
ForeScout Technologies Inc *	183,931	3,899
Lightspeed POS *	90,999	2,167
Mmodal *(A)	3,945	41
Network International Holdings PLC	328,045	1,787
Nexi *(C)	56,536	978
NXP Semiconductors NV	15,351	1,751
PayPal Holdings Inc *	9,129	1,590
Renesas Electronics Corp *	393,900	2,012
Repay Holdings Corp, Cl A *	8,281	204
RingCentral Inc, Cl A *	7,368	2,100
Shopify Inc, Cl A *	2,087	1,981
SS&C Technologies Holdings Inc	13,578	767
StoneCo Ltd, Cl A *	14,830	575
Talend SA ADR *	40,402	1,400
Vishay Intertechnology Inc (B)	103,599	1,582
WEX Inc *	8,729	1,441

		36,853

Materials — 1.5%
Allegheny Technologies Inc *(B)	98,997	1,009
Constellium SE, Cl A *(B)	121,933	936
Hexion Holdings Corp *	9,735	65
Ingevity Corp *	26,875	1,413
Norbord Inc	100,230	2,281
Vulcan Materials Co	10,952	1,269

		6,973

Real Estate — 1.2%
Hudson Pacific Properties Inc ‡	48,442	1,219
Kimco Realty Corp ‡	158,493	2,035
Outfront Media Inc ‡	74,096	1,050
Seritage Growth Properties *‡	62,370	711
Simon Property Group Inc ‡	6,749	461
Taubman Centers Inc ‡	49	2

		5,478

Utilities — 2.2%
Clearway Energy Inc, Cl C (B)	93,505	2,156
El Paso Electric Co, Cl A	5,239	351
Evergy Inc	16,145	957

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelon Corp	42,093	$1,528
FirstEnergy Corp	79,392	3,079
PG&E Corp *(B)	231,602	2,054

		10,125

Total Common Stock (Cost $142,480) ($ Thousands)		151,001

REGISTERED INVESTMENT COMPANY — 13.8%
Merger Fund/The , Cl L	3,745,836	64,054

Total Registered Investment Company (Cost $60,067) ($ Thousands)		64,054

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 10.1%
Communication Services — 0.4%
AMC Entertainment Holdings, Inc.
10.500%, 04/15/2025 (C)	$340	276
6.125%, 05/15/2027	55	17
5.750%, 06/15/2025	30	9
CCO Holdings
5.375%, 06/01/2029 (C)	85	90
5.125%, 05/01/2027 (C)	15	16
Digicel Group
6.750%, 03/01/2023 (C)	160	82
Digicel International Finance
13.000%cash/13.000% PIK,
12/31/2025 (C)	28	24
DISH DBS
7.750%, 07/01/2026	125	133
Frontier Communications
10.500%, 09/15/2022 (D)	125	43
7.125%, 01/15/2023 (D)	135	40
6.875%, 01/15/2025 (D)	85	25
iHeartCommunications
8.375%, 05/01/2027	49	45
6.375%, 05/01/2026	27	26
5.250%, 08/15/2027 (C)	25	24
Intelsat Jackson Holdings
9.750%, 07/15/2025 (C)(D)	90	55
Intelsat Luxembourg
8.125%, 06/01/2023 (D)	45	2
McClatchy
9.000%, 07/15/2026 (D)	402	394
Netflix
5.875%, 02/15/2025	95	105
Salem Media Group
6.750%, 06/01/2024 (C)	395	322
T-Mobile USA
4.750%, 02/01/2028	95	100

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Trilogy International Partners
8.875%, 05/01/2022 (C)	$175	$155

		1,983

Consumer Discretionary — 2.8%
American Greetings
8.750%, 04/15/2025 (C)	265	225
Ashton Woods USA
6.625%, 01/15/2028 (C)	230	226
Carnival
11.500%, 04/01/2023 (C)	180	195
CBS Radio
7.250%, 11/01/2024 (C)	180	157
Cengage Learning
9.500%, 06/15/2024 (C)	395	277
Colt Merger Sub
8.125%, 07/01/2027 (C)	180	174
6.250%, 07/01/2025 (C)	215	214
CSC Holdings
5.750%, 01/15/2030 (C)	205	214
Cumulus Media New Holdings
6.750%, 07/01/2026 (C)	175	162
Diamond Resorts International
10.750%, 09/01/2024 (C)	310	279
Diamond Sports Group
6.625%, 08/15/2027 (C)	140	75
5.375%, 08/15/2026 (C)	270	195
Ford Motor
8.500%, 04/21/2023	295	312
Ford Motor Credit
5.596%, 01/07/2022	20	20
5.584%, 03/18/2024	15	15
4.140%, 02/15/2023	60	59
4.063%, 11/01/2024	45	43
3.810%, 01/09/2024	20	19
3.350%, 11/01/2022	40	38
Getty Images
9.750%, 03/01/2027 (C)	235	221
Golden Entertainment
7.625%, 04/15/2026 (C)	130	120
GrubHub Holdings
5.500%, 07/01/2027 (C)	5,173	5,296
Guitar Center
13.000%cash/8.000% PIK,
04/15/2022 (C)	772	309
10.000%, 05/15/2022 (A)(C)	10	10
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (C)	110	81
Hanesbrands
5.375%, 05/15/2025 (C)	160	162
Hilton Domestic Operating
4.250%, 09/01/2024	105	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (C)	$395	$381
Inn of the Mountain Gods Resort & Casino
9.250%cash/0% PIK, 11/30/2020 (A)	192	161
IRB Holding
7.000%, 06/15/2025 (C)	145	149
Jacobs Entertainment
7.875%, 02/01/2024 (C)	360	317
JC Penney
7.400%, 04/01/2037 (D)	80	1
6.375%, 10/15/2036 (D)	445	2
Liberty Interactive
8.250%, 02/01/2030	520	506
Macy’s Retail Holdings
3.450%, 01/15/2021	65	61
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (C)	225	150
Monitronics International Inc
9.125%, 04/01/2020 (A)(D)	495	–
NCL
12.250%, 05/15/2024 (C)	115	120
Nordstrom
8.750%, 05/15/2025 (C)	50	54
Royal Caribbean Cruises
10.875%, 06/01/2023 (C)	120	123
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (C)	455	444
Terrier Media Buyer
8.875%, 12/15/2027 (C)	410	393
Urban One
7.375%, 04/15/2022 (C)	705	627
Wynn Las Vegas
5.500%, 03/01/2025 (C)	95	87
5.250%, 05/15/2027 (C)	60	52
4.250%, 05/30/2023 (C)	15	14
Wynn Resorts Finance
7.750%, 04/15/2025 (C)	265	267
Ziggo BV
5.500%, 01/15/2027 (C)	105	106

		13,215

Consumer Staples — 0.3%
Kraft Heinz Foods
3.875%, 05/15/2027 (C)	205	214
New Albertsons
8.700%, 05/01/2030	100	117
Rite Aid
7.700%, 02/15/2027	285	241
6.125%, 04/01/2023 (C)	220	214
Vector Group
10.500%, 11/01/2026 (C)	225	226

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 02/01/2025 (C)	$270	$259

		1,271

Energy — 1.8%
Cheniere Energy Partners
5.625%, 10/01/2026	115	114
4.500%, 10/01/2029 (C)	115	111
Chesapeake Energy
7.500%, 10/01/2026 (D)	170	3
7.000%, 10/01/2024 (D)	55	1
CNX Midstream Partners
6.500%, 03/15/2026 (C)	405	373
CNX Resources
7.250%, 03/14/2027 (C)	140	129
Crestwood Midstream Partners
5.750%, 04/01/2025	285	246
DCP Midstream Operating
8.125%, 08/16/2030	40	42
EnLink Midstream
5.375%, 06/01/2029	335	251
EQT
6.125%, 02/01/2025	140	140
Equities
7.000%, 02/01/2030	90	93
Extraction Oil & Gas
5.625%, 02/01/2026 (C)(D)	270	52
Laredo Petroleum
10.125%, 01/15/2028	90	62
9.500%, 01/15/2025	90	62
MEG Energy
7.125%, 02/01/2027 (C)	100	83
7.000%, 03/31/2024 (C)	80	69
Noble Holding International
8.950%, 04/01/2045 (D)	180	5
7.750%, 01/15/2024 (D)	215	4
Occidental Petroleum
5.550%, 03/15/2026	95	87
4.625%, 06/15/2045	120	84
4.500%, 07/15/2044	10	7
4.400%, 04/15/2046	10	7
2.700%, 08/15/2022	230	214
2.700%, 02/15/2023	60	55
Petrobras Global Finance BV
8.750%, 05/23/2026	894	1,055
6.900%, 03/19/2049	595	626
6.750%, 06/03/2050	37	38
Petroleos Mexicanos
6.950%, 01/28/2060 (C)	351	270
6.375%, 01/23/2045	650	485
6.350%, 02/12/2048	1,188	882
5.950%, 01/28/2031 (C)	305	252
4.500%, 01/23/2026	211	184

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 01/30/2023	$ 604	$574
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,390	1,069
Pride International
7.875%, 08/15/2040	50	4
Sabine Pass Liquefaction
5.750%, 05/15/2024	95	107
5.000%, 03/15/2027	25	28
Shelf Drilling Holdings
8.250%, 02/15/2025 (C)	85	38
Southwestern Energy
7.500%, 04/01/2026	225	197
Transocean
6.800%, 03/15/2038	290	83
USA Compression Partners
6.875%, 09/01/2027	125	120
Valaris
5.850%, 01/15/2044	185	20

		8,326

Financials — 1.6%
Ally Financial
5.800%, 05/01/2025	250	278
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%(E)	285	290
Freedom Mortgage
8.250%, 04/15/2025 (C)	610	604
8.125%, 11/15/2024 (C)	375	364
FS Energy & Power Fund
7.500%, 08/15/2023 (C)	165	141
GTCR AP Finance
8.000%, 05/15/2027 (C)	225	232
ICBC Standard Bank MTN
15.360%, 10/01/2021 (C)	UAH 18,605	758
Issuer
6.250%, 03/01/2028 (C)	$ 480	446
Ladder Capital Finance Holdings LLLP
5.875%, 08/01/2021 (C)	40	40
5.250%, 03/15/2022 (C)	365	347
5.250%, 10/01/2025 (C)	35	30
MDC-GMTN BV MTN
4.500%, 11/07/2028	200	234
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (C)	250	264
8.125%, 07/15/2023 (C)	75	77
NMI Holdings
7.375%, 06/01/2025 (C)	180	188
Refinitiv US Holdings
6.250%, 05/15/2026 (C)	1,472	1,560

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Saracen Development
11.000%cash/3.000% PIK, 10/15/2025 (A)(C)	$260	$272
Springleaf Finance
7.125%, 03/15/2026	150	155
6.875%, 03/15/2025	275	282
6.125%, 03/15/2024	95	97
VTB Bank Via VTB Capital
6.950%, 10/17/2022	653	693
WeWork
7.875%, 05/01/2025 (C)	410	199

		7,551

Health Care — 0.5%
Air Medical Group Holdings
6.375%, 05/15/2023 (C)	355	326
Bausch Health
6.250%, 02/15/2029 (C)	345	347
Centene
4.625%, 12/15/2029	165	174
DaVita
4.625%, 06/01/2030 (C)	190	189
Encompass Health
4.500%, 02/01/2028	115	110
Endo Dac
9.500%, 07/31/2027 (C)	94	99
6.000%, 06/30/2028 (C)	63	41
HCA
5.875%, 02/01/2029	95	107
Jaguar Holding II
5.000%, 06/15/2028 (C)	205	210
Molina Healthcare
4.375%, 06/15/2028 (C)	95	95
Par Pharmaceutical
7.500%, 04/01/2027 (C)	176	181
Prime Security Services Borrower
6.250%, 01/15/2028 (C)	145	137
Radiology Partners
9.250%, 02/01/2028 (C)	140	132
Tenet Healthcare
8.125%, 04/01/2022	15	16
6.250%, 02/01/2027 (C)	125	124

		2,288

Industrials — 0.6%
Bombardier
7.875%, 04/15/2027 (C)	115	75
7.500%, 12/01/2024 (C)	25	16
7.500%, 03/15/2025 (C)	70	46
Cornerstone Building Brands
8.000%, 04/15/2026 (C)	230	232

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delta Air Lines
7.000%, 05/01/2025 (C)	$170	$175
Fortress Transportation & Infrastructure Investors
6.500%, 10/01/2025 (C)	45	41
Global A&T Electronics
8.500%, 01/12/2023	894	849
Icahn Enterprises
6.250%, 02/01/2022	105	105
New Enterprise Stone & Lime
6.250%, 03/15/2026 (C)	180	181
Team Health Holdings
6.375%, 02/01/2025 (C)	110	64
TransDigm
6.250%, 03/15/2026 (C)	90	90
Triumph Group
7.750%, 08/15/2025	180	135
6.250%, 09/15/2024 (C)	20	17
5.250%, 06/01/2022	65	56
Tutor Perini
6.875%, 05/01/2025 (C)	340	324
Weekley Homes
6.625%, 08/15/2025	425	428

		2,834

Information Technology — 0.2%
Boxer Parent
7.125%, 10/02/2025 (C)	65	68
CommScope
8.250%, 03/01/2027 (C)	300	308
7.125%, 07/01/2028 (C)	55	55
5.500%, 06/15/2024 (C)	55	56
CommScope Finance
6.000%, 03/01/2026 (C)	150	154
CommScope Technologies
6.000%, 06/15/2025 (C)	40	39
Microchip Technology
4.250%, 09/01/2025 (C)	150	151
Rackspace Hosting
8.625%, 11/15/2024 (C)	155	156

		987

Materials — 1.3%
Allegheny Technologies Inc
7.875%, 08/15/2023	145	148
5.875%, 12/01/2027	140	130
Arconic
6.000%, 05/15/2025 (C)	205	212
Ardagh Packaging Finance
5.250%, 08/15/2027 (C)	185	182
Baffinland Iron Mines
8.750%, 07/15/2026 (C)	845	828

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CENVO Corp (Escrow Security)
0.000%, 09/15/2022 (A)	$505	$–
Cornerstone Chemical
6.750%, 08/15/2024 (C)	480	432
CSN Islands XI
6.750%, 01/28/2028 (C)	350	300
Eldorado
9.500%, 06/01/2024 (C)	165	176
First Quantum Minerals
7.500%, 04/01/2025 (C)	745	713
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (C)	220	220
Freeport-McMoRan
5.450%, 03/15/2043	245	240
5.250%, 09/01/2029	175	179
5.000%, 09/01/2027	25	25
Hexion
7.875%, 07/15/2027 (C)	240	218
Kaiser Aluminum
13.000%, 01/31/2024 (A)	28	26
LSB Industries
9.625%, 05/01/2023 (C)	470	453
Mineral Resources
8.125%, 05/01/2027 (C)	465	494
Mountain Province Diamonds
8.000%, 12/15/2022 (C)	315	175
New Gold
6.375%, 05/15/2025 (C)	125	126
6.250%, 11/15/2022 (C)	115	116
Northwest Acquisitions ULC
7.125%, 11/01/2022 (C)(D)	460	5
PolyOne
5.750%, 05/15/2025 (C)	200	206
Rain CII Carbon
7.250%, 04/01/2025 (C)	595	571

		6,175

Real Estate — 0.2%
Diversified Healthcare Trust
9.750%, 06/15/2025	310	333
Uniti Group
8.250%, 10/15/2023	60	57
7.125%, 12/15/2024 (C)	50	46
6.000%, 04/15/2023 (C)	230	224

		660

Telecommunication Services — 0.0%
Digicel Group 0.5
10.000%, 04/01/2024	28	19

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 0.4%
Eskom Holdings SOC
5.750%, 01/26/2021		$777	$739
Eskom Holdings SOC MTN
8.450%, 08/10/2028		757	705
NRG Energy
7.250%, 05/15/2026		145	153
5.250%, 06/15/2029 (C)		20	21
Vistra Operations
5.500%, 09/01/2026 (C)		190	194

			1,812

Total Corporate Obligations (Cost $49,280) ($ Thousands)			47,121

SOVEREIGN DEBT — 4.5%
Argentine Republic Government International Bond
7.125%, 06/28/2117 (D)		336	130
6.875%, 01/26/2027 (D)		507	202
5.875%, 01/11/2028 (D)		1,679	667
Bahrain Government International Bond
7.000%, 01/26/2026		400	444
Colombia Government International Bond
5.200%, 05/15/2049		202	237
Egypt Government International Bond
8.875%, 05/29/2050 (C)		1,070	1,056
8.700%, 03/01/2049		579	567
8.150%, 11/20/2059 (C)		200	185
Jordan Government International Bond
5.850%, 07/07/2030		603	603
4.950%, 07/07/2025 (C)		433	433
Mexico Government International Bond
5.000%, 04/27/2051		419	451
4.750%, 04/27/2032		405	447
Nigeria Government International Bond
7.625%, 11/21/2025		1,017	1,036
Paraguay Government International Bond
4.625%, 01/25/2023		1,471	1,545
Russian Federal Bond - OFZ
7.400%, 07/17/2024	RUB	131,066	2,001
7.250%, 05/10/2034		98,816	1,539
7.150%, 11/12/2025		184,345	2,818
6.000%, 10/06/2027		116,353	1,682
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047		$600	792
Saudi Government International Bond MTN
3.750%, 01/21/2055 (C)		300	306
2.750%, 02/03/2032 (C)		972	997

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Ukraine Government International Bond
12.597%, 05/31/2040 (F)	$ 1,340	$1,233
7.750%, 09/01/2022	593	617
7.375%, 09/25/2032	756	758
4.375%, 01/27/2030	EUR 384	370

Total Sovereign Debt (Cost $20,763) ($ Thousands)		21,116

LOAN PARTICIPATIONS — 3.5%
Academy, LTD., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 07/01/2022	$ 856	684
Advisor Group, Inc., 1st Lien
5.178%, 07/31/2026	193	178
Affinity Game, Term Loan 2, 1st Lien
4.250%, 07/01/2023 (F)	234	199
Affinity Game, Term Loan 2, 2nd Lien
9.010%, 01/31/2025	300	225
AgroFresh, Term Loan, 1st Lien
7.008%, 07/31/2021	—	—
5.750%, 07/31/2021	362	352
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
4.080%, VAR LIBOR+3.000%, 04/22/2026	10	7
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (A)	130	128
American Greetings, Term Loan, 1st Lien
5.500%, 04/06/2024 (F)	263	242
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.500%, 09/02/2024 (G)	417	271
Aptos, 1st Lien
5.685%, 02/26/2027 (F)	245	214
BMC Software Finance, Inc., Term Loan, 1st Lien
4.428%, 10/02/2025 (G)	210	199
Boardriders, Inc., Initial Loan, 1st Lien
7.500%, 04/23/2024	249	150
Bright Bidco, Term Loan B, 1st Lien
4.572%, 06/30/2024 (F)	154	67
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
2.928%, VAR LIBOR+2.750%, 12/23/2024	200	177
Carestream Health, Inc., Extended Term Loan, 1st Lien
7.322%, 02/28/2021	518	491

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/07/2023	$417	$335
Cenveo Corporation, Exit Term Loan, 1st Lien
11.750%, 06/07/2023 (A)	2	1
10.500%, 06/07/2023 (A)	303	270
Chesapeake Energy Corporation, Class A Term Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 06/24/2024	143	82
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
5.178%, VAR LIBOR+5.000%, 01/04/2026	636	532
Cooper’s Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
6.808%, 10/31/2026	95	83
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.072%, VAR LIBOR+8.000%, 03/07/2022 (A)	128	112
ELO Touch Solutions, Term Loan B, 1st Lien
6.680%, 12/14/2025	193	181
Endo Luxembourg Finance Company I S.ar.l., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 04/27/2024	120	113
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.928%, VAR LIBOR+3.750%, 10/10/2025	571	372
EPIC Y-Grade Services, LP, Term Loan, 1st Lien
6.370%, 06/13/2024	237	174
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
4.688%, VAR LIBOR+4.500%, 02/19/2026	287	254
Glass Mountain, Term Loan B, 1st Lien
5.500%, 12/23/2024	68	30
Global Medical Response, Inc., 2018 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/28/2022	258	248
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 10/04/2023 (G)	296	233
Horseshoe Baltimore, Cov-Lite, Term Loan B, 1st Lien
4.178%, 07/08/2024 (F)	206	184

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Hurtigruten Group, 1st Lien
4.750%, 06/11/2023	$138	$143
ICH US Intermediate Holdings II, Inc., Initial Term Loan, 1st Lien
6.750%, 12/24/2026 (F)	6	6
Innovacare, Term Loan, 1st Lien
6.750%, 12/24/2026 (F)	278	263
Inteliquent, Term Loan, 1st Lien
5.500%, 02/10/2024	50	47
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, VAR LIBOR+4.250%, 06/23/2023 (G)	444	159
J.C. Penney Corporation, Inc. , Loan (DIP), 1st Lien
13.000%, VAR LIBOR+11.750%, 11/15/2020 (A)(G)	217	219
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 08/29/2022	846	753
Libbey Glass, 1st Lien
12.000%, 12/03/2020	23	22
5.750%, 04/09/2021 (D)(F)	47	20
2.000%, 12/03/2020	23	23
Lifescan Global Corporation, Initial Term Loan, 1st Lien
8.085%, 10/01/2024	6	5
7.175%, 10/01/2024	1,063	958
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
9.375%, VAR LIBOR+8.125%, 12/31/2020 (A)	571	559
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 05/08/2025 (A)	157	155
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 05/04/2022	549	462
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/13/2024	189	165
Monitronics International Inc
7.750%, 03/29/2024 (A)	169	128
Nine West Holdings Inc., Term Loan, 1st Lien
8.306%, 03/19/2024	61	51
Owens & Minor Distribution, Term Loan B, 1st Lien
4.673%, 05/02/2025 (F)	107	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Peak 10 Holding Corporation, Initial Term Loan, 2nd Lien
3.808%, VAR LIBOR+3.500%, 08/01/2024	$927	$738
Ply Gem Midco, Inc., Initial Term Loan, 1st Lien
3.941%, VAR LIBOR+3.750%, 04/12/2025	117	111
Polymer Additives, Inc., Closing Date Term Loan
6.862%, 07/31/2025 (A)	103	75
Polymer Process Soluions, Term Loan, 1st Lien
6.190%, 05/01/2026 (F)	218	200
R.R. Donnelley & Sons Company, Term B Loan
5.178%, 01/04/2024	216	199
Rackspace Hosting, Inc., Term B Loan
4.000%, 11/03/2023 (F)	289	275
Radio One, Inc., Initial Term Loan
5.000%, VAR LIBOR+4.000%, 04/18/2023	110	91
Radiology Partners Inc., Term Loan, 1st Lien
5.295%, 07/09/2025	11	11
Radiology Partners, Inc., Term B Loan
5.985%, VAR LIBOR+4.750%, 07/09/2025	13	12
Red Lobster Management LLC, Initial Term Loan, 1st Lien
6.250%, 07/28/2021 (F)(G)	489	408
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 09/07/2023 (G)	903	232
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
6.180%, 06/19/2026 (F)	181	158
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.873%, VAR LIBOR+5.000%, 03/09/2023	1,176	832
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/2024	847	645
Tech Data Corp, Cov-Lite, 1st Lien
3.678%, 06/26/2025	275	272
Traverse Midstream Partners LLC, Advance, 1st Lien
5.000%, VAR LIBOR+4.000%, 09/27/2024	484	401

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 05/11/2026	$251	$258
Vida Capital, Term Loan
6.703%, 10/01/2026 (F)	198	196
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016), 1st Lien
8.250%, VAR Prime Rate by Country+5.000%, 03/29/2021 (G)	435	262

Total Loan Participations (Cost $18,517) ($ Thousands)		16,396

	Shares

EXCHANGE TRADED FUND — 1.3%
BlackRock Global Long/Short Credit Fund	596,274	5,748

Total Exchange Traded Fund (Cost $5,927) ($ Thousands)		5,748

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.9%

Puerto Rico — 0.9%
Commonwealth of Puerto Rico, Ser A, GO
5.000%, 07/01/2020 (D)	5	3
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/31/2020 @ 100
8.000%, 07/01/2035 (D)	5,710	3,426
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2022 @ 100
5.500%, 07/01/2026 (A)(D)	5	3
5.500%, 07/01/2039 (D)	325	213
5.250%, 07/01/2023 (A)(D)	30	20
5.125%, 07/01/2037 (D)	20	13
5.000%, 07/01/2032 (D)	5	3
5.000%, 07/01/2041 (D)	705	443
Commonwealth of Puerto Rico, Ser B, GO
4.400%, 07/01/2020 (D)	10	6
4.250%, 07/01/2019 (D)	5	3
Commonwealth of Puerto Rico, Ser C, GO
Callable 07/31/2020 @ 100
6.000%, 07/01/2032 (D)	5	3
Commonwealth of Puerto Rico, Ser C, GO
Callable 07/01/2021 @ 100
6.500%, 07/01/2040 (D)	5	3
Commonwealth of Puerto Rico, Ser E, GO
Callable 07/01/2021 @ 100
5.375%, 07/01/2030 (D)	5	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2042 (A)(D)	$15	$10
Puerto Rico, Electric Power Authority, Ser AAA, RB
Callable 07/31/2020 @ 100
5.250%, 07/01/2021 (D)	10	7
5.250%, 07/01/2025 (A)(D)	15	10
5.250%, 07/01/2027 (A)(D)	20	13
Puerto Rico, Electric Power Authority, Ser CCC, RB
Callable 07/31/2020 @ 100
5.250%, 07/01/2026 (D)	35	24
5.250%, 07/01/2027 (A)(D)	30	20
5.250%, 07/01/2028 (D)	5	3
Puerto Rico, Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (A)(D)	35	24
Puerto Rico, Electric Power Authority, Ser TT, RB
Callable 07/31/2020 @ 100
5.000%, 07/01/2023 (D)	10	7
5.000%, 07/01/2032 (A)(D)	25	17
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2020 (A)(D)	15	10
Puerto Rico, Electric Power Authority, Ser WW, RB
Callable 07/31/2020 @ 100
5.500%, 07/01/2021 (A)(D)	15	10
5.500%, 07/01/2038 (A)(D)	5	3
5.250%, 07/01/2033 (A)(D)	20	13
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 07/31/2020 @ 100
5.250%, 07/01/2035 (D)	5	3
5.250%, 07/01/2040 (D)	30	20

Total Municipal Bonds (Cost $3,721) ($ Thousands)		4,336

	Shares
PREFERRED STOCK — 0.5%

Energy — 0.0%
Crestwood Equity Partners, 9.250% (H)	16,902	92

Financials — 0.4%
FHLMC, 8.375% *	119,334	948

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
FNMA, 8.250% *	118,919	$945

		1,893

Real Estate — 0.1%
Colony Capital, 7.500% ‡	12,189	198

Total Preferred Stock (Cost $2,158) ($ Thousands)		2,183

	Face Amount
	(Thousands)

ASSET-BACKED SECURITIES — 0.3%
Other Asset-Backed Securities — 0.3%
CIFC Funding, Ser 2018-4RA, Cl C
4.335%, VAR ICE LIBOR USD 3 Month+3.200%, 10/17/2030 (C)	$250	232
Octagon Investment Partners 43, Ser 2019- 1A, Cl D
4.891%, VAR ICE LIBOR USD 3 Month+3.900%, 10/25/2032 (C)	250	248
OHA Credit Funding 4, Ser 2019-4A, Cl D
4.848%, VAR ICE LIBOR USD 3 Month+3.750%, 10/22/2032 (C)	250	247
THL Credit Wind River CLO, Ser 2017-2A, Cl DR
3.819%, VAR ICE LIBOR USD 3 Month+2.600%, 10/15/2027 (C)	250	233
Tryon Park CLO, Ser 2018-1A, Cl CR
3.919%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/2029 (C)	250	233
Venture XVII CLO, Ser 2018-17A, Cl DRR
4.039%, VAR ICE LIBOR USD 3 Month+2.820%, 04/15/2027 (C)	200	181

		1,374

Total Asset-Backed Securities (Cost $1,446) ($ Thousands)		1,374

CONVERTIBLE BONDS — 0.3%
Air Canada
4.000%, 07/01/2025 (C)	60	63
CNX Resources
2.250%, 05/01/2026 (C)	150	138
Liberty Latin America
2.000%, 07/15/2024 (C)	265	210
Liberty Media CV to 16.7764
3.750%, 02/15/2030	408	277
Liberty Media CV to 22.94686
4.000%, 11/15/2029	367	251
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (C)	235	282

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
Royal Caribbean Cruises
4.250%, 06/15/2023 (C)	$75	$70

Total Convertible Bonds (Cost $1,336) ($ Thousands)		1,291

U.S. TREASURY OBLIGATION — 0.1%
U.S. Cash Management Bill
0.149%, 09/08/2020 (I)	326	326

Total U.S. Treasury Obligation (Cost $326) ($ Thousands)		326

MORTGAGE-BACKED SECURITY — 0.0%

Non-Agency Mortgage-Backed Obligations — 0.0%
CHT Mortgage Trust, Ser CSMO, Cl F
3.926%, VAR ICE LIBOR USD 1 Month+3.741%, 11/15/2036 (A)(C)	175	157

Total Mortgage-Backed Security (Cost $175) ($ Thousands)		157

	Number of
	Warrants

WARRANT — 0.0%
Guitar Center, Expires 12/30/2027
Strike Price $– *(A)	1,552	–

Total Warrant (Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENTS — 25.5%
Morgan Stanley Institutional Liquidity Fund Government Portfolio
0.019%**	247,500	248
Morgan Stanley Institutional Liquidity Fund Prime Portfolio
0.025%**	247,198	247
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio
0.023%**	247,500	248
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Cl I
0.025%**	861,106	861
Morgan Stanley Institutional Liquidity Funds - ESG Money Market Portfolio
0.025%**	247,121	247

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENTS (continued)
SEI Daily Income Trust, Government Fund, Cl F
0.030%**†	116,994,286	$116,994

Total Cash Equivalents (Cost $118,845) ($ Thousands)		118,845

Total Investments in Securities — 93.2% (Cost $425,041) ($ Thousands)		$433,948

COMMON STOCK SOLD SHORT— (16.5)%

Communication Services — (2.0)%
Auto Trader Group PLC	(129,251)	(841)
Baidu ADR *	(4,469)	(536)
Cardlytics Inc *	(6,158)	(431)
CenturyLink Inc	(95,230)	(955)
Cogent Communications Holdings Inc	(8,153)	(631)
Electronic Arts Inc *	(3,217)	(425)
Interpublic Group of Cos Inc/The	(22,519)	(386)
Live Nation Entertainment Inc *	(8,563)	(380)
Omnicom Group Inc	(27,337)	(1,493)
Rightmove PLC	(58,133)	(392)
Twitter Inc *	(25,148)	(749)
Verizon Communications Inc	(27,305)	(1,505)
ViacomCBS Inc, Cl B	(20,856)	(486)

		(9,210)

Consumer Discretionary — (2.1)%
Boot Barn Holdings Inc *	(17,104)	(369)
BorgWarner Inc	(49,146)	(1,735)
Cheesecake Factory Inc/The	(16,057)	(368)
eBay Inc	(15,936)	(836)
Eldorado Resorts Inc *	(20,318)	(814)
Garmin Ltd	(12,296)	(1,199)
Grand Canyon Education Inc *	(7,442)	(674)
GSX Techedu Inc ADR *	(10,327)	(619)
Harley-Davidson Inc, Cl A	(39,153)	(930)
MGM Resorts International	(57,200)	(961)
Penn National Gaming Inc *	(19,820)	(605)
Rakuten Inc	(96,700)	(850)

		(9,960)

Consumer Staples — (1.0)%
Campbell Soup Co	(28,250)	(1,402)
Craft Brew Alliance *	(33,146)	(510)
General Mills Inc	(12,227)	(754)
J M Smucker Co/The	(6,726)	(712)
Kroger Co/The	(22,292)	(754)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
SpartanNash Co	(35,257)	$(749)

		(4,881)

Financials — (3.8)%
Aon, Cl A	(56,340)	(10,851)
Blackstone Group Inc/The, Cl A (H)	(13,299)	(753)
E*TRADE Financial Corp	(12,692)	(631)
FactSet Research Systems Inc	(3,530)	(1,159)
First Horizon National Corp	(34,537)	(344)
KKR & Co Inc	(24,250)	(749)
M&T Bank Corp	(7,369)	(766)
MSCI Inc, Cl A	(2,479)	(828)
Signature Bank/New York NY, Cl B	(3,563)	(381)
TD Ameritrade Holding Corp	(29,045)	(1,057)

		(17,519)

Health Care — (0.7)%
Align Technology Inc *	(2,862)	(786)
Demant A/S *	(20,168)	(532)
iRhythm Technologies Inc *	(3,089)	(358)
Stryker Corp	(1,106)	(199)
Thermo Fisher Scientific Inc	(2,001)	(725)
Vocera Communications Inc *	(32,275)	(684)

		(3,284)

Industrials — (1.5)%
51job Inc ADR *	(10,945)	(786)
Equifax Inc	(5,107)	(878)
Fastenal Co, Cl A	(22,195)	(951)
Generac Holdings Inc *	(3,304)	(403)
HEICO Corp	(9,527)	(949)
PACCAR Inc	(10,113)	(757)
Roper Technologies Inc	(2,104)	(817)
United Rentals Inc *	(7,432)	(1,108)
XPO Logistics Inc *	(2,415)	(186)

		(6,835)

Information Technology — (5.2)%
Acacia Communications Inc *	(3,596)	(242)
Accenture PLC, Cl A	(5,217)	(1,120)
Anaplan Inc *	(14,447)	(655)
Arista Networks Inc *	(3,520)	(739)
Aspen Technology Inc *	(7,404)	(767)
Automatic Data Processing Inc	(6,210)	(925)
Belden Inc	(24,046)	(783)
Broadridge Financial Solutions Inc	(7,556)	(953)
CDW Corp/DE	(5,438)	(632)
Check Point Software Technologies Ltd *	(8,335)	(895)
Cisco Systems Inc	(2,608)	(122)
Cognizant Technology Solutions Corp, Cl A	(14,609)	(830)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Coupa Software Inc *	(1,983)	$(549)
Everbridge Inc *	(6,039)	(836)
FLIR Systems Inc	(13,914)	(564)
Infosys Ltd ADR	(71,273)	(688)
Inphi Corp *	(3,436)	(404)
International Business Machines Corp	(10,170)	(1,228)
Jack Henry & Associates Inc	(4,592)	(845)
Paylocity Holding Corp *	(6,211)	(906)
Pegasystems Inc	(5,545)	(561)
Power Integrations Inc	(502)	(59)
Qorvo Inc *	(7,488)	(828)
QUALCOMM Inc	(9,806)	(894)
Seagate Technology PLC	(10,492)	(508)
Seiko Epson Corp	(65,800)	(752)
Slack Technologies Inc, Cl A *	(35,144)	(1,093)
Taiyo Yuden Co Ltd	(26,400)	(819)
TeamViewer *	(15,674)	(856)
Temenos AG	(5,614)	(872)
Workday Inc, Cl A *	(4,789)	(897)
Zendesk Inc *	(4,503)	(399)
Zscaler Inc *	(7,655)	(838)

		(24,059)

Materials — (0.1)%
DuPont de Nemours Inc	(5,706)	(303)
Graphic Packaging Holding Co	(26,825)	(375)

		(678)

Real Estate — (0.1)%
Iron Mountain Inc	(23,754)	(620)

Total Common Stock Sold Short (Proceeds $72,341) ($ Thousands)		(77,046)

EXCHANGE TRADED FUNDS SOLD SHORT— (2.2)%

Exchange Traded Fund — (2.2)%
iShares Expanded Tech-Software Sector ETF	(5,176)	(1,471)
iShares Russell 2000 ETF	(18,027)	(2,581)
SPDR S&P 500 ETF Trust	(16,519)	(5,094)
VanEck Vectors Semiconductor ETF	(7,784)	(1,190)

		(10,336)

Total Exchange Traded Funds Sold Short (Proceeds $10,273) ($ Thousands)		(10,336)

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANY — -0.4%
Technology Select Sector SPDR Fund	(18,755)	$(1,959)

Total Registered Investment Company (Proceeds $1,927) ($ Thousands)		(1,959)

Total Investments Sold Short — (19.1)% (Proceeds $84,541) ($ Thousands)		$(89,341)

	Contracts

PURCHASED OPTIONS* — 0.7%

Total Purchased Options(J) (Cost $3,038) ($ Thousands)	12,427	$3,269

WRITTEN SWAPTIONS* — 0.0%

Total Written Swaptions(K) (Premiums Received $27) ($ Thousands)	(2,130,000)	$(30)

WRITTEN OPTIONS* — (0.5)%

Total Written Options(J) (Premiums Received $2,476) ($ Thousands)	(11,643)	$(2,420)

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

A list of the open option contracts held by the Fund at June 30, 2020 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)+	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.7%

Put Options
58.Com Inc*	6	$1	$50.00	1/16/2021	$1
Bitauto Holdings Ltd*	4	–	15.00	1/16/2021	–
Bitauto Holdings Ltd*	12	1	15.00	12/19/2020	–
Craft Brew Alliance Inc*	271	8	15.00	8/22/2020	10
Delphi Technologies PLC*	42	4	6.00	9/19/2020	–
S&P 500 Index*	108	564	3,050.00	7/18/2020	390
S&P 500 Index*	16	24	2,750.00	7/18/2020	–
S&P 500 Index*	7	29	3,000.00	7/18/2020	–
S&P 500 Index*	7	12	2,900.00	7/18/2020	–
S&P 500 Index*	7	3	2,950.00	7/18/2020	–
S&P 500 Index*	23	46	2,880.00	7/18/2020	–
S&P 500 Index*	37	63	2,850.00	7/18/2020	–
S&P 500 Index*	23	86	2,980.00	7/18/2020	–
S&P 500 Index*	7	9	2,900.00	7/18/2020	1
S&P 500 Index*	7	21	3,000.00	7/18/2020	3
S&P 500 Index*	31	39	2,970.00	7/18/2020	9
S&P 500 Index*	23	35	2,880.00	7/18/2020	19
S&P 500 Index*	23	62	2,980.00	7/18/2020	38
S&P 500 Index*	31	89	3,070.00	7/18/2020	54
S&P 500 Index*	108	176	2,850.00	7/18/2020	73
S&P 500 Index*	17	95	3,150.00	7/18/2020	86
S&P 500 Index*	37	284	3,050.00	7/18/2020	188
S&P 500 Index*	16	68	2,950.00	7/18/2020	–
Tiffany & Co*	7	3	110.00	7/18/2020	1
Wright Medical Group*	2	–	25.00	1/16/2021	–

		1,722			873

Call Options
Fiat Chrysler Automobiles*	145	19	8.54	1/16/2021	34
Fiat Chrysler Automobiles*	174	16	10.00	7/18/2020	10
Fiat Chrysler Automobiles*	16	1	10.00	9/19/2020	2
ForeScout Technologies Inc*	36	2	25.00	7/18/2020	1
ForeScout Technologies Inc*	40	6	24.00	7/18/2020	–
S&P 500*	11,104	1,263	3,100.00	12/19/2020	2,340
Simon Property Group Inc*	40	9	85.00	8/22/2020	9

		1,316			2,396

Total Purchased Options		$3,038			$3,269

WRITTEN OPTIONS — (0.5)%

Put Options
S&P 500 Index*	(32)	$(80)	2,850.00	07/18/20	$–
S&P 500 Index*	(46)	(126)	2,930.00	07/18/20	–
S&P 500 Index*	(62)	(119)	3,020.00	07/18/20	(43)
S&P 500 Index*	(42)	(211)	3,050.00	07/18/20	(52)
S&P 500 Index*	(46)	(93)	2,930.00	07/18/20	(60)
S&P 500 Index*	(74)	(290)	2,950.00	07/18/20	(208)
S&P 500 Index*	(230)	(665)	2,950.00	07/18/20	(360)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS (continued)
Tiffany & Co*	(7)	$(1)	$90.00	07/18/20	$–

		(1,585)			(723)

Call Options
S&P 500 Index*	(11,104)	(891)	3,200.00	12/19/20	(1,697)

Total Written Options		$(2,476)			$(2,420)

+Represents Cost

A list of the open swaption contracts held by the Fund at June 30, 2020 is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN SWAPTIONS — 0.0%

Put Swaptions
JP Morgan*	Bank of America Merill Lynch	(1,420,000)	$91.00	09/19/2020	$(20)
JP Morgan*	Bank of America Merill Lynch	(710,000)	$91.00	09/19/2020	(10)

Total Written Swaptions					$(30)

A list of the open future contracts held by the Fund at June 30, 2020 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	(10)	Sep-2020	$(1,512)	$(1,545)	$(33)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/11/20 - 09/16/20	EUR	367	USD	414	$2
Barclays PLC	09/16/20	USD	503	EUR	448	1
Citigroup	07/15/20	USD	380	AUD	593	28
Citigroup	07/15/20	CAD	688	USD	493	(12)
Citigroup	07/15/20	AUD	695	USD	424	(54)
Citigroup	08/19/20	CNH	11,423	USD	1,609	(3)
Deutsche Bank	09/16/20	USD	142	RUB	10,144	(1)
Deutsche Bank	09/16/20	EUR	308	USD	339	(8)
Deutsche Bank	09/16/20	RUB	96,805	USD	1,318	(28)
Goldman Sachs	07/02/20	USD	1,878	BRL	9,751	(102)
Goldman Sachs	07/02/20 - 10/02/20	BRL	14,557	USD	2,766	119
Goldman Sachs	07/02/20	BRL	2,931	USD	511	(23)
Goldman Sachs	07/15/20	USD	227	ILS	801	5
Goldman Sachs	07/15/20	USD	986	NZD	1,621	57
Goldman Sachs	07/15/20	NZD	1,621	USD	974	(70)
Goldman Sachs	08/19/20	USD	344	JPY	36,822	(2)
Goldman Sachs	08/19/20	USD	819	CNH	5,829	3
Goldman Sachs	08/19/20	USD	2,656	KRW	3,160,758	(19)
Goldman Sachs	08/19/20	CNH	8,842	USD	1,234	(13)
Goldman Sachs	08/19/20	JPY	33,133	USD	309	1
Goldman Sachs	08/19/20	KRW	4,869,674	USD	3,967	(96)

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
HSBC	07/15/20	CAD	757	USD	540	$(15)
HSBC	08/19/20	USD	151	JPY	16,220	(1)
HSBC	08/19/20	USD	2,085	CNH	14,945	24
HSBC	08/19/20	USD	462	CNH	3,273	–
HSBC	08/19/20	CNH	21,369	USD	2,998	(18)
HSBC	08/19/20	JPY	30,681	USD	288	3
HSBC	09/16/20	USD	70	EUR	62	–
HSBC	09/16/20	EUR	491	USD	557	4
JPMorgan Chase Bank	07/15/20	CAD	253	USD	181	(5)
JPMorgan Chase Bank	08/19/20	USD	388	JPY	41,713	(1)
JPMorgan Chase Bank	09/16/20	USD	227	GBP	181	(4)
JPMorgan Chase Bank	09/16/20	USD	520	CHF	497	6
JPMorgan Chase Bank	09/16/20	USD	1,193	THB	38,036	38
JPMorgan Chase Bank	09/16/20	EUR	1,414	USD	1,587	(4)
JPMorgan Chase Bank	09/16/20	THB	19,014	USD	596	(19)
JPMorgan Chase Bank	09/16/20	RUB	201,380	USD	2,742	(60)
Merrill Lynch	09/16/20	RUB	15,275	USD	208	(5)
Merrill Lynch	09/16/20	THB	19,022	USD	596	(20)
Merrill Lynch	09/16/20	IDR	22,911,158	USD	1,484	(74)
Montgomery/Bank of America	07/15/20	AUD	956	USD	655	(3)
Montgomery/Bank of America	08/19/20	USD	499	JPY	53,542	(2)
Montgomery/Bank of America	09/16/20	USD	146	CHF	140	2
Morgan Stanley	07/31/20	USD	55	CAD	74	–
Morgan Stanley	07/31/20	CAD	1,149	USD	841	(3)
Morgan Stanley	07/31/20	USD	1,188	EUR	1,057	–
Morgan Stanley	07/31/20	EUR	15	USD	16	–
Morgan Stanley	07/31/20	EUR	1,400	USD	1,572	(1)
Morgan Stanley	09/16/20	IDR	32,184,981	USD	2,099	(89)
State Street	07/15/20	USD	197	NZD	326	12
State Street	07/15/20	USD	209	CAD	285	–
State Street	07/15/20	NZD	326	USD	209	(1)
State Street	07/15/20	AUD	595	USD	363	(47)
State Street	07/15/20	USD	642	AUD	1,042	75
State Street	07/15/20	USD	875	ILS	3,162	38
State Street	07/15/20	ILS	957	USD	273	(3)
State Street	07/15/20	CAD	2,708	USD	1,932	(56)
State Street	08/19/20	USD	313	JPY	33,908	1
State Street	08/19/20	JPY	182,753	USD	1,701	6
State Street	09/16/20	USD	187	CHF	179	3
State Street	09/16/20	USD	211	EUR	188	–
State Street	09/16/20	EUR	878	USD	986	(2)
State Street	09/16/20	GBP	1,394	USD	1,766	44
TD Bank	07/15/20	CAD	664	USD	472	(16)
TD Bank	09/16/20	EUR	335	USD	375	(1)
UBS	07/15/20	USD	319	CAD	450	11
UBS	07/15/20	CAD	1,224	USD	873	(25)
UBS	08/19/20	USD	1,357	JPY	145,515	(7)
UBS	08/19/20	JPY	31,892	USD	299	3

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
UBS	09/16/20	USD	555	GBP	452	$3
UBS	09/16/20	USD	1,199	EUR	1,068	2
UBS	09/16/20	USD	588	EUR	522	(2)
Wells Fargo	09/16/20	RUB	240,409	USD	3,275	(70)
Westpac Banking	07/15/20	AUD	345	USD	210	(27)
Westpac Banking	09/16/20	USD	70	EUR	62	—
Westpac Banking	09/16/20	GBP	256	USD	322	6

						$(515)

A list of open OTC swap agreements held by the Fund at June 30, 2020, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	Indonesia Government Bond	3 MONTH USD - LIBOR + 1%	INDINESIA GOVERNMENT 6.5% 06/15/2025	Semi-Annually	05/21/2021	USD	22,920,465	$68	$–	$68
Bank of America Merrill Lynch	Ukraine Government Bond	3 MONTH USD - LIBOR + 35 BPS	UKRAINE GOVERNMENT 14.3% 7/08/2020	Semi-Annually	07/08/2020	USD	32,815	1,368	1,446	(78)
Deutsche Bank	Indonesia Treasury Bond	3 MONTH USD - LIBOR + 60 BPS	INDONESIA GOVERNMENT 8.25% 6/15/2032	Semi-Annually	06/15/2032	USD	10,656,147	(77)	–	(77)
Deutsche Bank	Indonesia Treasury Bond	3 MONTH USD - LIBOR	INDONESIA GOVERNMENT 8.25% 6/15/2032	Semi-Annually	06/15/2032	USD	20,078,517	(8)	–	(8)
Goldman Sachs	Koolearn Technology	KOOLEARN TECH HLDG	1MLIBOR - 30	Monthly	12/15/2025	HKD	401	(14)	–	(14)
Goldman Sachs	Netmarble	NETMARBLE CORP	1MLIBOR - 50	Monthly	12/15/2025	KRW	664	(68)	–	(68)
Goldman Sachs	Semiconductor	ONDUCTOR (S)	1MLIBOR - 30	Monthly	12/15/2025	HKD	426	(260)	–	(260)
Goldman Sachs	Silergy Corp	1MLIBOR - 50	SILERGY CORP	Annually	12/15/2025	USD	(583)	122	–	122
Goldman Sachs	Windbond Electronics	WINBOND ELECTRONICS	1MLIBOR - 50	Monthly	12/15/2025	TWD	(477)	(12)	–	(12)
Morgan Stanley	Comtech Telecom	COMTECH TELCOM (S)	FEDEF-1D	Monthly	09/07/2021	USD	86	8	–	8
Morgan Stanley	Faurecia	FAURECIA (L)	EURIB-1M	Annually	11/01/2021	EUR	(572)	33	–	33
Morgan Stanley	Fiat Chrysler	FIAT	EURIB-1M	Annually	11/01/2021	EUR	(2,207)	219	–	219
Morgan Stanley	First Horizon	FIRST HORIZON(S)	FEDEF-1D	Monthly	03/12/2022	USD	370	39	–	39
Morgan Stanley	Gilat Satellite	GILAT SATELLITE (L)	FEDEF-1D	Annually	06/07/2021	USD	(865)	(174)	–	(174)
Morgan Stanley	GrandVision	GRANDVISION NV(L)	EURIB-1M	Annually	11/01/2021	EUR	(3,726)	444	–	444
Morgan Stanley	Iberiabank Corp	IBERIABANK CORP (L)	FEDEF-1D	Annually	06/07/2021	USD	(187)	(22)	–	(22)
Morgan Stanley	Ingenico Group	INGENICO GROUP	1 MONTH EUR - EURIBOR	Annually	03/05/2022	EUR	(2,481)	301	–	301
Morgan Stanley	Masmovil Ibercom	MASMOVIL IBERCOM(L)	1 MONTH EUR - EURIBOR	Annually	06/16/2022	EUR	(88)	–	–	–
Morgan Stanley	NIBC Holding NV	NIBC HOLDING AIW(L)	EURIB-1M	Annually	11/01/2021	EUR	(61)	(3)	–	(3)
Morgan Stanley	Northview Apartment REIT	NORTHVIEW APARTMENT REAL ESTAT (L)	DISC -1D	Annually	08/23/2021	CAD	(2,230)	76	–	76
Morgan Stanley	Peugeot S.A	PEUGEOT S.A. (S)	EONIA-1D	Monthly	11/01/2021	EUR	3,006	(163)	–	(163)
Morgan Stanley	Worldline S.A.	WORLDLINE SA(S)	EONIA-1D	Monthly	03/05/2022	EUR	2,056	(310)	–	(310)
Morgan Stanley	Nasdaq 100	Nasdaq 100	1MLIBOR - 30	Monthly	12/15/2025	USD	3,667	(144)	–	(144)
Morgan Stanley	S&P 500 EQUAL WEIGHTED INTC USD	S&P 500 EQUAL WEIGHTED INTC USD	1MLIBOR - 30	Monthly	12/15/2025	USD	3,596	12	–	12

								$1,435	$1,446	$(11)

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	Dillards Inc.	Buy	1.00%	Quarterly	12/20/2020	$55	$—	$—	$—

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2020, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
28-Day MXN	5.41%	Monthly	09/15/2022	MXN	33,837	$11	$–	$11
28-Day MXN	6.15%	Monthly	09/11/2025	MXN	31,148	33	–	33
28-Day MXN	4.73%	Monthly	09/05/2030	MXN	32,810	50	–	50

						$94	$–	$94

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	386	$3	$–	$3
CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	178	1	(2)	3
CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	495	3	(4)	7
CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	347	2	(1)	3
CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	347	3	(1)	4
CDX.HY.34	Buy	5.00%	Quarterly	06/20/2025	347	3	(1)	4
GAP Inc.	Buy	1.00%	Quarterly	06/20/2025	270	31	43	(12)
Kazakhstan	Buy	1.00%	Quarterly	12/20/2024	1,522	(23)	(40)	17
Macys Inc.	Buy	1.00%	Quarterly	12/20/2020	55	2	2	–
Mexico	Buy	1.00%	Quarterly	06/20/2023	1,273	2	–	2
Mexico	Buy	1.00%	Quarterly	12/20/2023	2,938	19	(21)	40
Mexico	Buy	1.00%	Quarterly	12/20/2023	458	3	3	–
Nordstrom	Buy	1.00%	Quarterly	06/20/2025	50	9	3	6
Republic of Korea	Buy	1.00%	Quarterly	06/20/2024	3,487	(110)	(103)	(7)
Republic of Turkey	Sell	1.00%	Quarterly	12/20/2022	(654)	(53)	(14)	(39)
Republic of Turkey	Buy	1.00%	Quarterly	06/20/2024	1,709	227	131	96
Simon Property Group	Buy	1.00%	Quarterly	06/20/2025	275	9	19	(10)
SOAF	Buy	1.00%	Quarterly	12/20/2024	5,654	456	–	456

						$587	$14	$573

Percentages are based on Net Assets of $465,785 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	Security, or a portion thereof, has been pledged as collateral on securities sold short.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $35,119 ($ Thousands), representing 7.5% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.

(E)	Perpetual security.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(G)	Unsettled bank loan. Interest rate may not be available.

(H)	Security is a Master Limited Partnership. At June 30, 2020, such securities amounted to $(661) ($ Thousands), or -0.1% of the net assets.

(I)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(J)	Refer to table below for details on Options Contracts.

(K)	Refer to table below for details on Swaption Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CNH — Chinese Yuan Offshore

CV — Convertible Security

ETF — Exchange-Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Continued)

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ – National Association of Securities Dealers and Automated Quotations

NZD — New Zealand Dollar

PIK — Payment-in-Kind

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

REIT — Real Estate investment Trust

RUB — Russian Ruble

S&P— Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

THB — Thai Bhat

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the levels of inputs used as of June 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	150,727	–	274	151,001
Registered Investment Company	64,054	–	–	64,054
Corporate Obligations	–	46,652	469	47,121
Sovereign Debt	–	21,116	–	21,116
Loan Participations	–	14,749	1,647	16,396
Exchange Traded Fund	5,748	–	–	5,748
Municipal Bonds	–	4,183	153	4,336
Preferred Stock	2,183	–	–	2,183
Asset-Backed Securities	–	1,374	–	1,374
Convertible Bonds	–	1,291	–	1,291
U.S. Treasury Obligation	–	326	–	326
Mortgage-Backed Security	–	–	157	157
Warrant	–	–	–	–
Cash Equivalents	117,488	1,357	–	118,845

Total Investments in Securities	340,200	91,048	2,700	433,948

Securities Sold Short
Common Stock	(77,046)	–	–	(77,046)
Exchange Traded Funds	(10,336)	–	–	(10,336)
Registered Investment Company	(1,959)	–	–	(1,959)

Total Securities Sold Short	(89,341)	–	–	(89,341)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	3,269	–	–	3,269
Written Options	(2,420)	–	–	(2,420)
Written Swaptions	–	(30)	–	(30)
Futures Contracts*
Unrealized Depreciation	(33)	–	–	(33)
Forwards Contracts*
Unrealized Appreciation	–	497	–	497
Unrealized Depreciation	–	(1,012)	–	(1,012)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,322	–	1,322
Unrealized Depreciation	–	(1,333)	–	(1,333)
Credit Default Swaps*
Unrealized Depreciation	–	–	–	–
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	94	–	94
Credit Default Swaps*
Unrealized Appreciation	–	641	–	641
Unrealized Depreciation	–	(68)	–	(68)

Total Other Financial Instruments	816	111	–	927

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended June 30, 2020 there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Strategy Alternative Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 153,543	$ 589,189	$ (625,738)	$ —	$ —	$ 116,994	116,994,286	$ 1,116	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

As of June 30, 2020, Multi-Strategy Alternative Fund is the seller (“providing protection”) on a total notional amount of $.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	$(52,548)	-	-	$(52,548)
Maximum potential amount of future payments	-	654,000	-	-	654,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	654,000	-	-	654,000
Total	$-	$-	$654,000	$-	$-	$654,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 53.1%
U.S. Treasury Bills
1.547%, 07/30/2020 (A)(B)	$124,446	$124,433
1.542%, 07/16/2020 (B)	35,223	35,221
1.534%, 07/09/2020 (A)(B)	210,081	210,076
1.532%, 07/23/2020 (A)(B)	94,553	94,546
1.521%, 08/13/2020 (A)(B)	54,531	54,522
1.451%, 08/27/2020 (A)(B)	13,653	13,650
0.401%, 09/10/2020 (A)(B)	75,475	75,455
0.300%, 09/17/2020 (B)	24,163	24,155
0.175%, 12/24/2020 (A)(B)	8,172	8,165
0.160%, 10/08/2020 (A)(B)	336,776	336,633
0.160%, 11/27/2020 (A)(B)	3,721	3,719
0.155%, 11/12/2020 (A)(B)	4,789	4,786
0.150%, 10/29/2020 (A)(B)	49,898	49,872
0.150%, 11/19/2020 (A)(B)	331	331
0.145%, 10/22/2020 (A)(B)	35,149	35,131
0.130%, 11/05/2020 (A)(B)	1,921	1,920
0.080%, 09/24/2020 (A)(B)	15,104	15,099
0.060%, 07/02/2020 (A)(B)	5,228	5,228
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,560	2,204
3.625%, 04/15/2028	1,585	2,133
3.375%, 04/15/2032	1,444	2,149
2.500%, 01/15/2029	1,791	2,296
2.375%, 01/15/2025	1,088	1,252
2.375%, 01/15/2027	1,271	1,544
2.125%, 02/15/2040	1,186	1,748
2.125%, 02/15/2041	1,171	1,747
2.000%, 01/15/2026	1,292	1,501
1.750%, 01/15/2028	580	692
1.375%, 02/15/2044	1,100	1,500
1.250%, 07/15/2020	1,176	1,176
1.125%, 01/15/2021	1,172	1,183
1.000%, 02/15/2046	1,082	1,400
1.000%, 02/15/2049	3,566	4,664
0.875%, 01/15/2029	21,369	24,345
0.750%, 07/15/2028	20,745	23,388
0.750%, 02/15/2042	1,135	1,358
0.750%, 02/15/2045	817	998
0.625%, 07/15/2021	1,138	1,157
0.625%, 01/15/2024	1,099	1,157
0.625%, 01/15/2026	1,079	1,168
0.625%, 02/15/2043	1,115	1,311
0.500%, 01/15/2028	21,589	23,665
0.375%, 07/15/2023	1,102	1,147
0.375%, 07/15/2025	1,081	1,155
0.375%, 01/15/2027	23,032	24,817
0.375%, 07/15/2027	19,055	20,708
0.250%, 01/15/2025	541	569
0.250%, 07/15/2029	40,795	44,627
0.125%, 04/15/2021	541	543
0.125%, 01/15/2022	566	574

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/15/2022		$6,853	$6,952
0.125%, 07/15/2022		557	571
0.125%, 01/15/2023		555	569
0.125%, 07/15/2024		5,399	5,639
0.125%, 10/15/2024		17,688	18,525
0.125%, 04/15/2025		6,650	6,967
0.125%, 07/15/2026		20,686	21,964
0.125%, 01/15/2030		27,404	29,605

Total U.S. Treasury Obligations (Cost $1,370,144) ($ Thousands)			1,383,610

SOVEREIGN DEBT — 10.6%

Andina de Fomento
4.375%, 06/15/2022 (A)		125	132
Asian Development Bank MTN
2.625%, 01/12/2027 (A)		1,750	1,966
2.375%, 08/10/2027 (A)		500	558
2.000%, 04/24/2026 (A)		500	541
1.750%, 08/14/2026 (A)		500	533
1.625%, 08/26/2020 (A)		1,000	1,002
Canada Government International Bond
2.000%, 11/15/2022 (A)		375	390
Chile Government International Bond
3.875%, 08/05/2020 (A)		250	250
Council of Europe Development Bank
2.625%, 02/13/2023 (A)		500	530
2.500%, 02/27/2024 (A)		750	807
1.625%, 03/16/2021 (A)		500	505
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	34,814	45,746
0.100%, 04/15/2023		2,202	2,518
0.100%, 04/15/2026		6,402	7,684
0.100%, 04/15/2046		2,699	4,148
European Bank for Reconstruction & Development MTN
2.750%, 03/07/2023 (A)		$750	798
2.000%, 02/01/2021 (A)		1,000	1,010
1.875%, 02/23/2022 (A)		375	385
1.125%, 08/24/2020 (A)		500	500
European Investment Bank
4.875%, 02/15/2036 (A)		250	381
3.250%, 01/29/2024 (A)		1,500	1,656
2.625%, 03/15/2024 (A)		1,000	1,083
2.500%, 10/15/2024 (A)		1,000	1,089
2.125%, 04/13/2026 (A)		500	546
1.875%, 02/10/2025 (A)		500	533
Export Development Canada
2.750%, 03/15/2023 (A)		750	798
2.625%, 02/21/2024 (A)		1,375	1,486

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.500%, 01/24/2023 (A)		$750	$791
1.750%, 07/21/2020 (A)		1,000	1,001
French Republic Government Bond OAT
3.400%, 07/25/2029	EUR	2,619	4,143
3.150%, 07/25/2032		2,630	4,468
2.250%, 07/25/2020		519	583
2.100%, 07/25/2023		1,400	1,712
1.850%, 07/25/2027		15,460	20,948
1.800%, 07/25/2040 (C)		1,218	2,108
1.100%, 07/25/2022		1,293	1,509
0.700%, 07/25/2030 (C)		13,538	17,805
0.250%, 07/25/2024		1,944	2,293
0.100%, 03/01/2021		1,064	1,190
0.100%, 07/25/2021		1,267	1,434
0.100%, 03/01/2025		2,094	2,452
0.100%, 03/01/2029		7,044	8,642
0.100%, 07/25/2036 (C)		722	934
0.100%, 07/25/2047 (C)		1,034	1,427
Inter-American Development Bank
7.000%, 06/15/2025 (A)		$500	654
3.000%, 10/04/2023 (A)		250	271
3.000%, 02/21/2024 (A)		250	275
2.125%, 11/09/2020 (A)		250	252
2.000%, 06/02/2026 (A)		1,000	1,082
1.875%, 03/15/2021 (A)		500	505
1.750%, 09/14/2022 (A)		1,000	1,032
International Bank for Reconstruction & Development
4.750%, 02/15/2035 (A)		250	376
2.500%, 03/19/2024 (A)		750	809
2.500%, 11/25/2024 (A)		500	545
1.875%, 10/07/2022 (A)		875	907
1.750%, 04/19/2023 (A)		1,000	1,040
International Finance MTN
2.125%, 04/07/2026 (A)		1,000	1,089
1.625%, 07/16/2020 (A)		1,000	1,000
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026 (C)	EUR	1,133	1,470
2.600%, 09/15/2023 (C)		2,390	2,887
2.550%, 09/15/2041 (C)		1,017	1,430
2.350%, 09/15/2024 (C)		3,220	3,907
2.350%, 09/15/2035 (C)		1,907	2,558
2.100%, 09/15/2021 (C)		1,562	1,794
1.300%, 05/15/2028 (C)		1,048	1,224
1.250%, 09/15/2032 (C)		1,531	1,785
0.400%, 05/15/2030 (C)		508	549
Korea Development Bank/The
4.625%, 11/16/2021 (A)		$250	263
Korea International Bond
2.750%, 01/19/2027 (A)		1,000	1,089
Nordic Investment Bank
1.500%, 09/29/2020 (A)		1,000	1,003

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.250%, 08/02/2021 (A)		$500	$505
North American Development Bank
2.400%, 10/26/2022 (A)		200	207
Province of Alberta Canada
3.350%, 11/01/2023 (A)		250	272
3.300%, 03/15/2028 (A)		500	580
2.950%, 01/23/2024 (A)		250	270
2.200%, 07/26/2022 (A)		1,000	1,036
Province of British Columbia Canada
6.500%, 01/15/2026 (A)		250	325
2.000%, 10/23/2022 (A)		750	779
Province of Manitoba Canada
3.050%, 05/14/2024 (A)		250	273
2.600%, 04/16/2024 (A)		500	536
2.125%, 05/04/2022 (A)		250	257
Province of Ontario Canada
3.200%, 05/16/2024 (A)		250	274
2.500%, 04/27/2026 (A)		1,000	1,093
2.450%, 06/29/2022 (A)		250	260
2.400%, 02/08/2022 (A)		750	774
2.250%, 05/18/2022 (A)		500	517
2.200%, 10/03/2022 (A)		500	519
2.000%, 10/02/2029 (A)		500	536
Province of Quebec Canada
7.500%, 09/15/2029 (A)		450	693
2.875%, 10/16/2024 (A)		500	548
2.625%, 02/13/2023 (A)		500	528
2.500%, 04/09/2024 (A)		1,000	1,074
2.500%, 04/20/2026 (A)		750	823
Svensk Exportkredit AB MTN
2.875%, 03/14/2023 (A)		1,000	1,066
1.750%, 03/10/2021 (A)		1,000	1,010
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	500	2,394
2.500%, 07/17/2024		340	1,513
2.000%, 01/26/2035		932	3,524
1.875%, 11/22/2022		711	975
1.250%, 11/22/2027		2,262	3,744
1.250%, 11/22/2032		3,099	6,175
1.250%, 11/22/2055		457	1,651
1.125%, 11/22/2037		579	1,318
0.750%, 03/22/2034		378	741
0.750%, 11/22/2047		563	1,533
0.625%, 03/22/2040		3,378	7,553
0.625%, 11/22/2042		1,928	4,601
0.500%, 03/22/2050		686	1,867
0.375%, 03/22/2062		496	1,701
0.250%, 03/22/2052		604	1,633
0.125%, 03/22/2024		483	660
0.125%, 03/22/2026		1,133	1,652
0.125%, 08/10/2028		4,186	6,591
0.125%, 03/22/2029		6,255	10,008

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.125%, 03/22/2044	GBP	2,293	$5,140
0.125%, 03/22/2058		1,029	3,066
0.125%, 11/22/2065		1,124	3,942
0.125%, 03/22/2068		2,226	8,324

Total Sovereign Debt (Cost $259,915) ($ Thousands)			275,872

CORPORATE OBLIGATIONS — 2.4%

Communication Services — 0.0%
Alphabet Inc
3.625%, 05/19/2021 (A)		$150	154

Consumer Discretionary — 0.1%
Council of Europe Development Bank
1.750%, 09/26/2022 (A)		250	258
Toyota Motor
3.419%, 07/20/2023 (A)		500	540
Toyota Motor Credit MTN
3.200%, 01/11/2027 (A)		750	834
2.625%, 01/10/2023 (A)		375	393
University of Southern California
5.250%, 10/01/2111 (A)		100	158

			2,183

Consumer Staples — 0.1%
Coca-Cola
3.200%, 11/01/2023 (A)		500	544
Colgate-Palmolive MTN
2.300%, 05/03/2022 (A)		250	259
2.250%, 11/15/2022 (A)		1,250	1,307
Procter & Gamble Co/The
2.150%, 08/11/2022 (A)		250	260
1.850%, 02/02/2021 (A)		250	252

			2,622

Energy — 0.1%
Chevron Corp
2.954%, 05/16/2026 (A)		1,000	1,108
Equinor ASA
2.450%, 01/17/2023 (A)		1,250	1,307
Nexen Inc
5.875%, 03/10/2035 (A)		100	139
Shell International Finance BV
3.250%, 05/11/2025 (A)		250	277
XTO Energy Inc
6.750%, 08/01/2037 (A)		300	423

			3,254

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 1.5%
Asian Development Bank
2.625%, 01/30/2024 (A)	$375	$405
Asian Infrastructure Investment Bank
2.250%, 05/16/2024 (A)	375	401
Bank of Montreal MTN
2.550%, 11/06/2022 (A)	250	262
1.900%, 08/27/2021 (A)	750	763
Bank of New York Mellon
3.550%, 09/23/2021 (A)	200	207
Bank of Nova Scotia/The
4.375%, 01/13/2021 (A)	250	255
2.700%, 03/07/2022 (A)	500	518
Berkshire Hathaway Inc
3.400%, 01/31/2022 (A)	150	157
2.750%, 03/15/2023 (A)	1,000	1,059
BlackRock Inc
3.375%, 06/01/2022 (A)	500	529
Canadian Imperial Bank of Commerce
2.550%, 06/16/2022 (A)	500	521
CME Group
3.000%, 09/15/2022 (A)	100	106
3.000%, 03/15/2025 (A)	1,000	1,104
Commonwealth Bank of Australia/New York
2.550%, 03/15/2021 (A)	1,750	1,777
European Investment Bank
2.500%, 03/15/2023 (A)	375	398
2.375%, 05/24/2027 (A)	250	279
European Investment Bank MTN
3.125%, 12/14/2023 (A)	250	274
FMS Wertmanagement
2.000%, 08/01/2022 (A)	875	906
HSBC Holdings PLC
5.100%, 04/05/2021 (A)	250	259
Inter-American Development Bank
3.125%, 09/18/2028 (A)	375	443
2.625%, 01/16/2024 (A)	375	404
2.500%, 01/18/2023 (A)	750	792
2.000%, 07/23/2026 (A)	375	405
International Bank for Reconstruction & Development
7.625%, 01/19/2023 (A)	750	889
3.000%, 09/27/2023 (A)	750	815
2.500%, 07/29/2025 (A)	375	412
2.125%, 07/01/2022 (A)	375	389
1.500%, 08/28/2024 (A)	375	391
International Bank for Reconstruction & Development MTN
2.500%, 11/22/2027 (A)	750	847
1.875%, 10/27/2026 (A)	375	403
International Finance MTN
2.875%, 07/31/2023 (A)	375	404

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 10/24/2022 (A)	$750	$780
Kreditanstalt fuer Wiederaufbau
2.875%, 04/03/2028 (A)	375	436
2.625%, 02/28/2024 (A)	1,000	1,083
2.500%, 11/20/2024 (A)	1,000	1,091
2.375%, 08/25/2021 (A)	1,000	1,024
2.125%, 03/07/2022 (A)	500	516
2.125%, 06/15/2022 (A)	500	518
2.125%, 01/17/2023 (A)	1,250	1,309
2.000%, 09/29/2022 (A)	750	779
1.875%, 11/30/2020 (A)	1,000	1,007
Landwirtschaftliche Rentenbank
2.500%, 11/15/2027 (A)	125	141
2.375%, 06/10/2025 (A)	625	682
2.250%, 10/01/2021 (A)	1,000	1,024
2.000%, 01/13/2025 (A)	250	267
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026 (A)	1,125	1,199
National Australia Bank Ltd/New York
3.000%, 01/20/2023 (A)	200	212
1.875%, 07/12/2021 (A)	750	761
Oesterreichische Kontrollbank
3.125%, 11/07/2023 (A)	250	273
2.625%, 01/31/2022 (A)	250	259
1.625%, 09/17/2022 (A)	250	257
Oesterreichische Kontrollbank AG
1.875%, 01/20/2021 (A)	750	756
Oesterreichische Kontrollbank AG MTN
2.875%, 03/13/2023 (A)	500	534
Svensk Exportkredit MTN
3.125%, 11/08/2021 (A)	375	389
2.875%, 05/22/2021 (A)	250	256
2.375%, 03/09/2022 (A)	125	129
2.000%, 08/30/2022 (A)	250	259
1.625%, 09/12/2021 (A)	250	254
1.625%, 11/14/2022 (A)	125	128
Svenska Handelsbanken AB MTN
2.450%, 03/30/2021 (A)	1,000	1,016
Toronto-Dominion Bank MTN
3.500%, 07/19/2023 (A)	250	273
3.250%, 06/11/2021 (A)	125	129
3.250%, 03/11/2024 (A)	125	136
2.125%, 04/07/2021 (A)	875	887
Wells Fargo Bank
3.625%, 10/22/2021 (A)	250	259
2.897%, VAR ICE LIBOR USD 3 Month+0.610%, 05/27/2022 (A)	500	510
2.600%, 01/15/2021 (A)	500	506
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022 (A)	500	508
Wells Fargo Bank NA
3.550%, 08/14/2023 (A)	750	814

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Westpac Banking
2.600%, 11/23/2020 (A)	$1,000	$1,008
Westpac Banking Corp
2.000%, 08/19/2021 (A)	750	764

		39,907

Government — 0.0%
FMS Wertmanagement
2.750%, 03/06/2023 (A)	375	399
2.750%, 01/30/2024 (A)	375	407

		806

Health Care — 0.1%
Johnson & Johnson
5.950%, 08/15/2037 (A)	300	462
3.375%, 12/05/2023 (A)	500	553
2.450%, 03/01/2026 (A)	1,000	1,093
Novartis Capital
4.400%, 05/06/2044 (A)	250	333
Sanofi
4.000%, 03/29/2021 (A)	150	154

		2,595

Industrials — 0.1%
3M Co MTN
5.700%, 03/15/2037 (A)	150	213
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035 (A)	750	762

		975

Information Technology — 0.3%
Apple
3.000%, 02/09/2024 (A)	375	406
2.850%, 02/23/2023 (A)	1,000	1,062
2.850%, 05/11/2024 (A)	250	269
2.500%, 02/09/2022 (A)	500	517
2.450%, 08/04/2026 (A)	375	407
2.400%, 05/03/2023 (A)	250	264
Automatic Data Processing Inc
2.250%, 09/15/2020 (A)	500	501
Microsoft
3.700%, 08/08/2046 (A)	500	623
3.300%, 02/06/2027 (A)	1,000	1,144
2.125%, 11/15/2022 (A)	500	522
Visa
4.150%, 12/14/2035 (A)	125	160
3.150%, 12/14/2025 (A)	500	557
2.800%, 12/14/2022 (A)	125	132
2.150%, 09/15/2022 (A)	125	130

		6,694

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 0.1%
Duke Energy Carolinas LLC
2.950%, 12/01/2026 (A)	$1,000	$1,111
Florida Power & Light Co
3.125%, 12/01/2025 (A)	1,000	1,112
Southern California Gas
5.125%, 11/15/2040 (A)	150	195
3.750%, 09/15/2042 (A)	250	281

		2,699

Total Corporate Obligations (Cost $59,026) ($ Thousands)		61,889

	Shares

FOREIGN COMMON STOCK — 2.1%

Australia — 0.1%
AGL Energy Ltd	11,836	139
AMP Ltd	26,830	34
APA Group	22,955	176
ASX Ltd	1,383	81
Aurizon Holdings Ltd	21,309	72
AusNet Services	161,594	186
Brambles Ltd	4,589	34
CIMIC Group Ltd	2,946	49
Coca-Cola Amatil Ltd	13,155	78
Cochlear Ltd	834	108
Computershare Ltd	8,847	81
Crown Resorts Ltd	10,576	70
CSL Ltd	423	84
Lendlease Group ‡	3,959	34
Oil Search Ltd	25,573	56
Orica Ltd	4,582	53
Origin Energy Ltd	26,344	106
REA Group Ltd	1,967	146
Santos Ltd	15,794	58
SEEK Ltd	3,243	49
Sonic Healthcare Ltd	9,228	193
Sydney Airport	5,075	20
Tabcorp Holdings Ltd	30,312	70
Telstra Corp Ltd, Cl B	53,641	116
Treasury Wine Estates Ltd	13,519	98
Washington H Soul Pattinson & Co Ltd	12,903	173
Wesfarmers Ltd	1,419	44
Woodside Petroleum Ltd	3,234	48
Woolworths Group Ltd	9,004	231

		2,687

Austria — 0.0%
ANDRITZ AG	373	14
Erste Group Bank AG *	2,047	48
OMV AG	2,664	89

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Verbund AG ‡	2,112	$95

		246

Belgium — 0.0%
Ageas *	2,714	96
Anheuser-Busch InBev SA/NV	2,858	141
Groupe Bruxelles Lambert SA	357	30
KBC Group NV	1,140	65
Proximus SADP	3,604	73
Solvay SA	290	23

		428

Canada — 0.3%
Agnico Eagle Mines Ltd	1,529	98
Air Canada, Cl A *	2,842	35
Alimentation Couche-Tard Inc, Cl B	1,594	50
AltaGas Ltd	8,358	96
Atco Ltd/Canada, Cl I	4,301	127
Bank of Nova Scotia/The, Cl C	1,590	66
Barrick Gold Corp	5,174	139
Bausch Health Cos Inc *	5,733	105
BCE Inc	6,461	269
BlackBerry Ltd *	20,852	101
Cameco Corp	16,374	167
Canadian Natural Resources Ltd	2,881	50
Canadian Pacific Railway Ltd	641	163
Canadian Tire Corp Ltd, Cl A	758	65
Canadian Utilities Ltd, Cl A	11,614	288
Canopy Growth Corp *	3,820	62
CCL Industries Inc, Cl B	2,224	72
Cenovus Energy Inc	7,860	37
CI Financial Corp	3,354	43
Constellation Software Inc/Canada	183	206
Dollarama Inc	1,227	41
Emera Inc	4,791	188
Empire Co Ltd, Cl A	11,429	273
Enbridge Inc	5,659	171
First Capital Real Estate Investment Trust ‡	4,150	42
First Quantum Minerals Ltd (Canada)	2,143	17
Fortis Inc/Canada	4,918	186
Franco-Nevada Corp	892	124
George Weston Ltd	737	54
Gildan Activewear Inc	6,603	102
Hydro One Ltd	10,410	195
Imperial Oil Ltd	4,941	79
Inter Pipeline Ltd	6,508	60
Loblaw Cos Ltd	7,305	355
Magna International Inc, Cl A	1,415	63
Metro Inc/CN, Cl A	13,559	557
Nutrien Ltd	1,762	56
Onex Corp	820	37
Open Text Corp	5,957	252

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Restaurant Brands International Inc	1,026	$56
Rogers Communications Inc, Cl B	5,801	232
Royal Bank of Canada	1,066	72
Saputo Inc	4,704	112
Shaw Communications Inc, Cl B	6,821	111
Shopify Inc, Cl A *	123	117
Suncor Energy Inc	5,320	89
TC Energy Corp	3,722	158
TELUS Corp	14,042	235
Toronto-Dominion Bank/The	1,857	83
Turquoise Hill Resources Ltd *	15,825	12
Wheaton Precious Metals Corp	4,550	199
WSP Global Inc	2,856	175

		6,742

China — 0.0%
BeiGene Ltd ADR *	671	126
Sands China Ltd	18,800	74

		200

Denmark — 0.0%
Carlsberg A/S, Cl B	1,158	153
Chr Hansen Holding A/S	1,416	146
Coloplast A/S, Cl B	587	91
Danske Bank A/S	4,552	61
DSV A/S	468	57
Novozymes A/S, Cl B	2,193	127
Orsted A/S	2,130	246
Pandora A/S	2,646	144
Tryg A/S	3,506	101

		1,126

Finland — 0.0%
Elisa Oyj	3,526	214
Fortum Oyj	5,767	110
Kone Oyj, Cl B	265	18
Neste Oyj	5,032	197
Nokia Oyj	31,928	139
Orion Oyj, Cl B	2,179	105
Wartsila OYJ Abp	2,744	23

		806

France — 0.1%
Aeroports de Paris, Cl A	373	38
Air Liquide SA	1,246	180
Arkema SA	1,198	115
Atos SE	672	57
BioMerieux	1,418	195
Bouygues SA	892	30
Capgemini SE	433	50
Carrefour SA	6,251	97
Casino Guichard Perrachon SA	1,275	47

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Covivio ‡	434	$31
Dassault Systemes SE	328	57
Electricite de France SA	13,867	128
Engie SA	8,602	106
Eurofins Scientific SE	99	62
Faurecia SE	552	22
Getlink SE	4,624	67
Iliad SA	513	100
Imerys SA	2,203	75
Ingenico Group SA	617	98
Ipsen SA	819	70
JCDecaux SA	1,173	22
Legrand SA	2,384	181
L’Oreal SA	607	195
LVMH Moet Hennessy Louis Vuitton SE	84	37
Natixis SA	5,679	15
Pernod Ricard SA	816	128
Remy Cointreau SA	1,229	167
Renault SA	1,250	32
Sanofi	904	92
Sartorius Stedim Biotech	240	61
SCOR SE	1,457	40
STMicroelectronics NV	1,562	42
Suez	7,348	86
Thales SA, Cl A	440	36
TOTAL SA	5,813	222
Ubisoft Entertainment SA *	803	66
Valeo SA	2,727	71
Veolia Environnement SA	6,091	137
Vinci SA	822	76
Vivendi SA	5,328	137
Wendel SA	681	65

		3,533

Germany — 0.1%
adidas AG	369	97
Allianz SE	347	71
Beiersdorf AG	1,116	127
Brenntag AG	527	28
Commerzbank AG	2,147	10
Continental AG	286	28
Covestro AG	1,507	57
Deutsche Bank AG	3,101	29
Deutsche Boerse AG	198	36
Deutsche Telekom AG	1,307	22
Deutsche Wohnen SE ‡	1,750	78
E.ON SE	13,577	153
Fraport AG Frankfurt Airport Services Worldwide	1,521	66
GEA Group AG *	1,568	50
Hannover Rueck SE	313	54
HeidelbergCement AG	879	47

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Henkel AG & Co KGaA	1,543	$128
Infineon Technologies AG	1,964	46
Merck KGaA	1,220	142
METRO AG	10,100	95
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	274	71
Puma SE	320	25
QIAGEN NV *	1,454	63
RTL Group SA	1,228	39
RWE AG	3,275	114
Symrise AG, Cl A	1,058	123
Telefonica Deutschland Holding AG	58,793	174
thyssenkrupp AG	3,604	26
Uniper SE	3,925	127
United Internet AG	3,201	136
Volkswagen AG *	147	24
Zalando SE *	1,425	100

		2,386

Hong Kong — 0.1%
AIA Group Ltd	1,200	11
ASM Pacific Technology Ltd	10,328	108
CK Asset Holdings Ltd ‡	5,708	34
CK Hutchison Holdings Ltd	1,208	8
CLP Holdings Ltd, Cl B	16,338	160
Galaxy Entertainment Group Ltd	10,000	68
HKT Trust & HKT Ltd	261,010	382
Hong Kong & China Gas Co Ltd	137,715	213
Kerry Properties Ltd ‡	13,000	33
Melco Resorts & Entertainment Ltd ADR	3,036	47
NWS Holdings Ltd	56,569	49
PCCW Ltd	378,649	216
Power Assets Holdings Ltd	12,474	68
SJM Holdings Ltd	33,000	37
Swire Properties Ltd ‡	18,400	47
Techtronic Industries Co Ltd	14,001	137
WH Group Ltd	111,000	95
Wynn Macau Ltd	27,600	47

		1,760

Ireland — 0.0%
CRH PLC	355	12
Flutter Entertainment PLC	353	46
James Hardie Industries PLC	4,105	78
Kerry Group PLC, Cl A	249	31

		167

Israel — 0.0%
Azrieli Group Ltd ‡	1,204	54
Bank Leumi Le-Israel BM	11,928	60
Elbit Systems Ltd	527	72
International Flavors & Fragrances Inc	1	—

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Israel Chemicals Ltd	27,089	$80
Nice Ltd *	238	44
Teva Pharmaceutical Industries Ltd ADR *	5,833	72

		382

Italy — 0.1%
Assicurazioni Generali SpA *	5,334	81
Atlantia SpA	3,095	50
Davide Campari-Milano SpA	3,158	27
Eni SpA	26,389	252
Ferrari NV	156	27
Fiat Chrysler Automobiles NV	4,810	48
Intesa Sanpaolo SpA	31,593	60
Moncler SpA	390	15
Poste Italiane SpA	10,226	89
Recordati SpA	4,984	249
Snam SpA	40,649	198
Telecom Italia SpA/Milano	262,580	103
Tenaris SA	20,864	135

		1,334

Japan — 0.8%
Aeon Co Ltd, Cl H	10,900	253
Air Water Inc	4,800	68
Aisin Seiki Co Ltd	1,500	44
Ajinomoto Co Inc	79,200	1,316
Alfresa Holdings Corp	3,200	67
ANA Holdings Inc	8,100	184
Aozora Bank Ltd	3,100	54
Asahi Intecc Co Ltd	4,400	125
Asahi Kasei Corp	9,000	73
Astellas Pharma Inc	4,700	78
Bandai Namco Holdings Inc	800	42
Bank of Kyoto Ltd/The	300	11
Calbee Inc	1,700	47
Canon Inc	1,900	38
Central Japan Railway Co	400	62
Chiba Bank Ltd/The, Cl B	2,600	12
Chubu Electric Power Co Inc	28,100	352
Chugai Pharmaceutical Co Ltd	2,700	144
Chugoku Electric Power Co Inc/The	101,100	1,350
Coca-Cola Bottlers Japan Inc	8,200	149
Concordia Financial Group Ltd	34,400	110
CyberAgent Inc	3,800	186
Daicel Corp	5,700	44
Daiichi Sankyo Co Ltd	1,100	90
Daito Trust Construction Co Ltd	500	46
Daiwa House Industry Co Ltd ‡	2,400	57
Dentsu Group Inc	4,200	100
Eisai Co Ltd	1,000	79
Electric Power Development Co Ltd	13,400	254
FamilyMart Co Ltd, Cl H	7,800	134

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
FUJIFILM Holdings Corp	3,100	$132
Hakuhodo DY Holdings Inc	3,400	40
Hamamatsu Photonics	1,500	65
Hankyu Hanshin Holdings Inc	3,600	122
Hino Motors Ltd	8,200	55
Hirose Electric Co Ltd	882	97
Hisamitsu Pharmaceutical	1,600	86
Hitachi Metals Ltd	3,300	39
Hoya Corp	800	76
Idemitsu Kosan Co Ltd	9,598	203
Inpex Corp	14,400	89
Isetan Mitsukoshi Holdings	18,800	108
Itochu Techno-Solutions Corp	2,000	75
Japan Post Bank Co Ltd	7,900	59
Japan Prime Realty Investment Corp, Cl A ‡	31	91
Japan Real Estate Investment Corp ‡	37	190
Japan Retail Fund Investment Corp, Cl A ‡	32	40
JXTG Holdings Inc	33,200	118
Kakaku.com Inc	5,200	132
Kamigumi Co Ltd	4,000	78
Kansai Electric Power Co Inc/The	53,200	515
Kansai Paint Co Ltd	3,000	63
Kao Corp	1,800	142
Kawasaki Heavy Industries Ltd	3,200	46
KDDI Corp	5,100	153
Keikyu Corp	4,000	61
Keio Corp	1,600	91
Kikkoman Corp	900	43
Konami Holdings Corp	4,500	150
Kyocera Corp	1,500	82
Kyowa Hakko Kirin Co Ltd	5,200	136
Kyushu Electric Power Co Inc	41,500	348
Lawson Inc	5,900	296
LINE Corp *	1,700	85
LIXIL Group Corp	3,000	42
M3 Inc	3,400	144
Marubeni Corp	14,900	67
Maruichi Steel Tube Ltd	3,200	79
McDonald’s Holdings Co Japan Ltd	1,723	93
Mebuki Financial Group Inc	32,230	75
Medipal Holdings Corp	6,800	131
MEIJI Holdings Co Ltd	1,000	80
Mitsubishi Motors Corp	8,800	22
Mitsui Chemicals Inc	1,800	38
Mitsui Fudosan Co Ltd ‡	2,500	44
Murata Manufacturing Co Ltd	1,500	88
Nabtesco Corp	1,500	46
NEC Corp	3,300	158
Nexon Co Ltd	8,200	185
NGK Spark Plug Co Ltd	800	11
NH Foods Ltd	5,700	229
Nintendo Co Ltd	200	89

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Nippon Building Fund Inc ‡	29	$165
Nippon Prologis Inc ‡	59	179
Nippon Telegraph & Telephone Corp	7,900	184
Nisshin Seifun Group Inc	4,515	67
Nissin Foods Holdings Co Ltd	2,000	177
Nomura Research Institute Ltd	2,934	80
NTT Data Corp	10,000	111
NTT DOCOMO Inc	19,300	516
Obic Co Ltd	300	52
Odakyu Electric Railway Co Ltd	3,300	81
Oji Holdings Corp	16,000	74
Olympus	6,000	115
Ono Pharmaceutical Co Ltd	3,800	110
Oracle Corp Japan	1,200	142
Oriental Land	300	40
Osaka Gas Co Ltd	22,700	448
Otsuka Corp	1,300	68
Otsuka Holdings Co Ltd	2,600	113
Pan Pacific International Holdings Corp	14,700	323
Pola Orbis Holdings Inc	3,200	56
Rakuten Inc	8,100	71
Rohm Co Ltd	400	26
Ryohin Keikaku Co Ltd	4,000	56
Santen Pharmaceutical Co Ltd	6,200	114
Sega Sammy Holdings Inc	2,900	35
Seven & i Holdings Co Ltd	2,300	75
Shimadzu Corp	2,800	74
Shimamura Co Ltd	700	47
Shimizu Corp	8,200	67
Shiseido Co Ltd	2,300	146
Shizuoka Bank Ltd/The	12,000	77
Showa Denko	2,300	52
SoftBank Group Corp	2,000	101
Subaru Corp	4,000	83
Sumitomo Corp	6,500	74
Sumitomo Dainippon Pharma Co Ltd	7,800	108
Sumitomo Metal Mining	1,000	28
Sumitomo Rubber Industries Ltd	6,900	68
Suntory Beverage & Food Ltd	2,300	90
Suzuken Co Ltd/Aichi Japan	4,000	149
Sysmex Corp	1,100	84
T&D Holdings	11,400	97
Taisei Corp	2,300	84
Taisho Pharmaceutical Holdings Co Ltd	1,500	92
Taiyo Nippon Sanso Corp	3,300	55
Takeda Pharmaceutical Co Ltd	4,318	154
Teijin Ltd	4,800	76
Terumo Corp	5,300	200
Toho Co Ltd/Tokyo	4,100	148
Toho Gas Co Ltd	18,312	917
Tohoku Electric Power Co Inc	39,000	371
Tokyo Electric Power Co Holdings Inc *	56,400	173

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Tokyo Gas Co Ltd	41,200	$985
Tokyu Corp	700	10
Toray Industries Inc	10,000	47
Tosoh Corp	5,500	75
TOTO Ltd	1,000	38
Toyo Suisan Kaisha Ltd	5,600	313
Toyota Industries Corp	1,900	101
Toyota Motor Corp	1,700	107
Trend Micro Inc/Japan	1,300	73
Unicharm Corp	1,900	78
United Urban Investment Corp ‡	66	71
Yakult Honsha Co Ltd	600	35
Yamazaki Baking Co Ltd	31,000	533
Z Holdings Corp	17,700	86

		20,941

Luxembourg — 0.0%
SES SA, Cl A	5,154	35

Netherlands — 0.1%
ABN AMRO Bank NV	1,275	11
Aegon NV	17,146	51
Akzo Nobel NV	447	40
Altice *	7,512	29
ArcelorMittal SA	6,096	64
Heineken Holding NV	333	27
Heineken NV	343	32
Koninklijke DSM NV	490	68
Koninklijke KPN NV	36,243	96
Koninklijke Philips NV	4,286	200
Koninklijke Vopak NV	3,206	170
Prosus NV *	898	83
Unilever NV	3,228	171
Wolters Kluwer NV	2,040	159

		1,201

New Zealand — 0.0%
a2 Milk Co Ltd *	7,240	94
Auckland International Airport Ltd	21,194	90
Fisher & Paykel Healthcare Corp Ltd	4,843	111
Mercury NZ Ltd	15,400	47
Ryman Healthcare Ltd	7,695	65
Spark New Zealand Ltd	51,678	152

		559

Norway — 0.0%
Equinor ASA	8,101	115
Gjensidige Forsikring ASA	663	12
Mowi ASA	1,309	25
Norsk Hydro ASA	42,193	116
Schibsted ASA, Cl B	1,364	32
Telenet Group Holding NV	4,325	178

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Telenor ASA	9,091	$132
Yara International ASA	3,013	104

		714

Portugal — 0.0%
Banco Espirito Santo SA *(D)	50,830	—
EDP - Energias de Portugal SA	27,737	132
Galp Energia SGPS SA	16,599	192

		324

Singapore — 0.0%
CapitaLand Commercial Trust ‡	53,667	65
CapitaLand Ltd ‡	5,100	11
City Developments Ltd	7,600	46
Dairy Farm International Holdings Ltd	69,600	324
Genting Singapore Ltd	158,200	86
Jardine Cycle & Carriage Ltd	2,500	36
Jardine Matheson Holdings Ltd	2,464	103
Jardine Strategic Holdings Ltd	2,900	62
Oversea-Chinese Banking Corp Ltd	2,700	17
Singapore Airlines Ltd	4,200	11
Singapore Technologies Engineering Ltd	25,400	60
Singapore Telecommunications Ltd	26,400	47
Venture Corp Ltd	7,600	88
Wilmar International Ltd	44,800	131

		1,087

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA	974	25
Aena SME SA	513	68
Amadeus IT Group SA, Cl A	3,640	190
Banco Bilbao Vizcaya Argentaria SA	10,923	38
Cellnex Telecom SA	1,977	120
Ferrovial SA	1,532	41
Grifols SA	5,142	156
Iberdrola SA	9,769	113
Industria de Diseno Textil SA	4,514	119
Naturgy Energy Group SA	3,616	67
Red Electrica Corp SA	10,145	189
Repsol SA, Cl A	4,954	43
Siemens Gamesa Renewable Energy SA *	1,571	28

		1,197

Sweden — 0.1%
Atlas Copco AB, Cl A	345	15
Boliden AB	3,000	68
Electrolux AB	3,309	55
Epiroc AB, Cl A	3,608	45
Epiroc AB, Cl B	1,891	23
Essity AB, Cl B	1,340	43
Hennes & Mauritz AB, Cl B	748	11

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
ICA Gruppen AB *	3,041	$144
Industrivarden AB, Cl C	4,865	110
Kinnevik AB	1,565	41
Lundin Petroleum AB	5,244	126
Nordea Bank Abp *	6,982	48
Skandinaviska Enskilda Banken AB, Cl A	7,936	69
Svenska Cellulosa AB SCA, Cl B	4,559	54
Svenska Handelsbanken AB, Cl A	7,194	68
Swedbank AB, Cl A	4,910	63
Swedish Match AB	1,119	79
Tele2 AB, Cl B	8,542	113
Telefonaktiebolaget LM Ericsson, Cl B	16,519	153
Telia Co AB	21,669	81

		1,409

Switzerland — 0.1%
Adecco Group AG	1,187	56
Baloise Holding AG	496	74
Barry Callebaut AG	104	198
Cie Financiere Richemont SA	2,218	141
Clariant AG *	1,232	24
Geberit AG	215	108
Givaudan SA	60	223
LafargeHolcim Ltd	1,540	67
Lonza Group AG	76	40
Nestle SA	1,850	204
Partners Group Holding AG	140	127
Schindler Holding AG	179	42
SGS SA, Cl B	41	100
Swatch Group AG/The, Cl B	575	115
Swiss Life Holding AG	254	94
Swiss Prime Site AG ‡	128	12
Swisscom AG	788	412
Temenos AG	836	130
UBS Group AG *	5,937	68
Zurich Insurance Group AG	87	31

		2,266

United Kingdom — 0.2%
Anglo American PLC	1,722	40
Antofagasta PLC	4,517	52
Associated British Foods PLC	2,191	52
AstraZeneca PLC	1,588	165
Auto Trader Group PLC	9,697	63
Barratt Developments PLC	2,222	14
BP PLC	59,666	226
British American Tobacco PLC	1,681	64
BT Group PLC, Cl A	31,533	44
Bunzl PLC	3,000	80
Burberry Group PLC	3,826	76
Coca-Cola HBC AG	3,429	86
DCC PLC	1,122	93

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Diageo PLC	2,888	$96
Experian PLC	2,610	91
GlaxoSmithKline PLC	6,114	124
Halma PLC	5,482	156
Hikma Pharmaceuticals PLC	7,165	197
Imperial Brands PLC	3,182	60
Informa PLC	13,266	77
InterContinental Hotels Group PLC	1,158	51
ITV PLC	20,906	19
J Sainsbury PLC	33,428	86
Johnson Matthey PLC	1,866	48
National Grid PLC	15,406	188
NMC Health PLC *	12,179	1
Pearson PLC	64,913	462
Persimmon PLC	1,979	56
Reckitt Benckiser Group PLC	154	14
RELX PLC	3,034	70
Rio Tinto PLC	815	46
Rolls-Royce Holdings PLC	7,169	25
Royal Dutch Shell PLC, Cl A	4,518	72
Royal Dutch Shell PLC, Cl B	10,245	155
RSA Insurance Group PLC	16,014	81
Sage Group PLC/The	18,692	155
Severn Trent PLC	2,894	89
Smith & Nephew PLC	12,015	224
Smiths Group PLC	4,570	80
SSE PLC	11,068	187
Unilever PLC	292	16
United Utilities Group PLC, Cl B	14,303	161
Vodafone Group PLC	80,329	128
Whitbread PLC	1,095	30
Wm Morrison Supermarkets PLC	34,659	82
WPP PLC	8,141	64

		4,446

Total Foreign Common Stock (Cost $53,700) ($ Thousands)		55,976

COMMON STOCK — 1.9%

Communication Services — 0.2%
Activision Blizzard Inc	2,324	176
Alphabet Inc, Cl A *	115	163
Alphabet Inc, Cl C *	8	11
AT&T Inc	11,538	349
CenturyLink Inc	23,624	237
Charter Communications Inc, Cl A *	355	181
Comcast Corp, Cl A	4,650	181
Discovery Inc, Cl A *	5,410	114
DISH Network Corp, Cl A *	4,240	146
Electronic Arts Inc *	1,763	233
Facebook Inc, Cl A *	839	191

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fox Corp	6,591	$177
Infrastrutture Wireless Italiane	10,462	105
Interpublic Group of Cos Inc/The	10,256	176
Live Nation Entertainment Inc *	2,936	130
Netflix Inc *	350	159
News Corp, Cl B	14,692	176
Omnicom Group Inc	3,289	180
Quebecor Inc, Cl B	5,817	125
Softbank Corp	7,400	94
Take-Two Interactive Software Inc, Cl A *	1,549	216
T-Mobile US Inc *	2,245	234
TPG Telecom *	25,100	154
Tuas *	12,550	6
Twitter Inc *	4,682	139
Verizon Communications Inc	8,026	442
ViacomCBS Inc, Cl B	3,339	78
Walt Disney Co/The	1,361	152

		4,725

Consumer Discretionary — 0.1%
Advance Auto Parts Inc	554	79
Amazon.com Inc, Cl A *	29	80
Aptiv PLC	849	66
AutoZone Inc *	63	71
Berkeley Group Holdings PLC	229	12
Best Buy Co Inc	879	77
Booking Holdings Inc *	33	53
BorgWarner Inc	1,798	63
CarMax Inc *	1,109	99
Carnival Corp	1,461	24
Chipotle Mexican Grill Inc, Cl A *	60	63
Darden Restaurants Inc	642	49
Dollar General Corp	398	76
Dollar Tree Inc *	704	65
Domino’s Pizza Inc	205	76
DR Horton Inc	2,170	120
eBay Inc	1,485	78
Expedia Group Inc	1,393	114
Flutter Entertainment	1,376	180
Ford Motor Co	6,979	42
Gap Inc/The	5,023	63
General Motors Co	1,328	34
H&R Block Inc	4,891	70
Hanesbrands Inc	5,402	61
Harley-Davidson Inc, Cl A	3,543	84
Hasbro Inc	959	72
Hilton Worldwide Holdings Inc	1,532	113
Home Depot Inc/The	344	86
Iida Group Holdings	10,900	167
Just Eat Takeaway.com *	253	26
Kohl’s Corp	2,286	47
L Brands Inc	4,940	74

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Leggett & Platt Inc	1,806	$63
Lennar Corp, Cl A	714	44
LKQ Corp *	2,394	63
Lowe’s Cos Inc	897	121
Marriott International Inc/MD, Cl A	281	24
Marui Group	6,700	121
McDonald’s Corp	63	12
Mercari *	1,200	37
MGM Resorts International	631	11
Mohawk Industries Inc *	1,015	103
Newell Brands Inc, Cl B	3,837	61
NIKE Inc, Cl B	338	33
Nikon	1,600	13
Nordstrom Inc	2,197	34
Norwegian Cruise Line Holdings Ltd *	706	12
Ocado Group PLC *	1,150	29
O’Reilly Automotive Inc *	186	78
PVH Corp	953	46
Ralph Lauren Corp, Cl A	665	48
Ross Stores Inc	854	73
Royal Caribbean Cruises Ltd	239	12
Shimano	300	58
Starbucks Corp	1,082	80
Tapestry Inc	3,765	50
Target Corp, Cl A	521	62
Tiffany & Co	501	61
TJX Cos Inc/The	1,474	75
Tractor Supply Co	712	94
Ulta Beauty Inc *	141	29
Under Armour Inc, Cl A *	2,909	28
VF Corp	958	58
Whirlpool Corp	398	52
Wynn Resorts Ltd	471	35
Yamada Denki Co Ltd	12,900	64

		4,168

Consumer Staples — 0.3%
Altria Group Inc	3,345	131
Archer-Daniels-Midland Co	2,936	117
Brown-Forman Corp, Cl B	1,763	112
Campbell Soup Co	4,350	216
Church & Dwight Co Inc	2,077	161
Clorox Co/The	782	172
Coca-Cola Co/The	3,032	135
Coca-Cola European Partners PLC	1,470	56
Coles Group Ltd	5,570	66
Colgate-Palmolive Co	3,689	270
Conagra Brands Inc	4,939	174
Constellation Brands Inc, Cl A	1,139	199
Cosmos Pharmaceutical Corp	700	107
Costco Wholesale Corp	392	119
Coty Inc, Cl A	21,146	95

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	852	$161
General Mills Inc	4,631	286
Hershey Co/The	1,347	175
Hormel Foods Corp	4,893	236
Ito En	2,900	163
J M Smucker Co/The	2,149	227
Kellogg Co	3,562	235
Kimberly-Clark Corp	1,838	260
Kobayashi Pharmaceutical	2,200	193
Kobe Bussan	1,000	56
Kose	900	108
Kraft Heinz Co/The	4,956	158
Kroger Co/The	6,207	210
Lamb Weston Holdings Inc	2,378	152
Lion Corp	9,800	235
McCormick & Co Inc/MD	1,081	194
Molson Coors Beverage Co, Cl B	3,119	107
Mondelez International Inc, Cl A	2,437	125
Monster Beverage Corp *	3,145	218
PepsiCo Inc	1,095	145
Philip Morris International Inc	1,829	128
Pigeon	1,400	54
Procter & Gamble Co/The	2,934	351
Sundrug Co Ltd	1,500	50
Sysco Corp, Cl A	2,767	151
Tsuruha Holdings Inc	300	41
Tyson Foods Inc, Cl A	2,695	161
Walgreens Boots Alliance Inc	2,612	111
Walmart Inc	1,137	136
Welcia Holdings Co Ltd	900	73

		7,030

Energy — 0.1%
Ampol	9,474	191
Apache Corp	4,445	60
Baker Hughes Co, Cl A	7,180	111
Cabot Oil & Gas Corp	4,845	83
Chevron Corp	1,823	163
Concho Resources Inc	1,959	101
ConocoPhillips	2,541	107
Devon Energy Corp	6,537	74
Diamondback Energy Inc, Cl A	1,070	45
EOG Resources Inc	2,132	108
Exxon Mobil Corp	3,012	135
Halliburton Co	6,578	85
Hess Corp	2,843	147
HollyFrontier Corp	3,466	101
Keyera	2,786	42
Kinder Morgan Inc	8,358	127
Marathon Oil Corp	13,937	85
Marathon Petroleum Corp	1,848	69
National Oilwell Varco Inc, Cl A	9,602	118

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Noble Energy Inc	4,325	$39
Occidental Petroleum Corp	3,845	70
ONEOK Inc	3,511	117
Parkland	2,087	52
Pembina Pipeline	2,747	68
Phillips 66	1,631	117
Pioneer Natural Resources Co	950	93
Schlumberger Ltd, Cl A	6,517	120
TechnipFMC PLC	8,827	60
Valero Energy Corp	1,990	117
Williams Cos Inc/The	7,478	142

		2,947

Financials — 0.1%
Allstate Corp/The	963	93
American International Group Inc	273	8
Ameriprise Financial Inc	614	92
Aon PLC, Cl A	234	45
Assurant Inc	976	101
Bank of America Corp	1,088	26
Bank of New York Mellon Corp/The	1,593	62
Bankinter SA	7,228	34
BlackRock Inc	75	41
Capital One Financial Corp	1,140	71
Cboe Global Markets Inc	436	41
Charles Schwab Corp/The	1,358	46
Chubb Ltd	198	25
Cincinnati Financial Corp	315	20
Citizens Financial Group Inc	2,888	73
Comerica Inc	1,435	55
Dai-ichi Life Holdings	8,300	99
Discover Financial Services	1,159	58
E*TRADE Financial Corp	1,012	50
Fifth Third Bancorp	3,964	76
Franklin Resources Inc	2,773	58
Globe Life Inc	870	65
Goldman Sachs Group Inc/The	156	31
Hartford Financial Services Group Inc/The	671	26
HSBC Holdings PLC	3,104	15
Huntington Bancshares Inc/OH	2,954	27
iA Financial Corp Inc	540	18
Intercontinental Exchange Inc	482	44
Invesco Ltd	6,593	71
Japan Post Holdings Co Ltd	13,200	94
JPMorgan Chase & Co	293	28
KeyCorp	2,956	36
Lincoln National Corp	1,000	37
Loews Corp	1,583	54
M&T Bank Corp	598	62
MarketAxess Holdings Inc	80	40
MetLife Inc	351	13
Morgan Stanley	1,873	90

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSCI Inc, Cl A	231	$77
Nasdaq Inc, Cl A	368	44
Nomura Holdings	3,700	17
Northern Trust Corp	370	29
PNC Financial Services Group Inc/The	607	64
Principal Financial Group Inc, Cl A	1,498	62
Progressive Corp/The	445	36
Prudential Financial Inc	736	45
Raymond James Financial Inc	1,182	81
Regions Financial Corp	3,285	37
Sompo Holdings	4,400	151
Sony Financial Holdings Inc	1,000	24
State Street Corp	770	49
SVB Financial Group, Cl B *	177	38
Synchrony Financial	3,561	79
T Rowe Price Group Inc	327	40
Tokio Marine Holdings Inc	3,400	148
Travelers Cos Inc/The	101	12
Unum Group	254	4
US Bancorp	2,336	86
Wells Fargo & Co	1,955	50
Willis Towers Watson PLC	490	96

		3,194

Health Care — 0.2%
Abbott Laboratories	643	59
AbbVie Inc	968	95
ABIOMED Inc *	280	68
Agilent Technologies Inc	1,033	91
Alcon Inc	715	41
Alexion Pharmaceuticals Inc *	503	56
Align Technology Inc *	314	86
Ambu A/S, Cl B	968	30
AmerisourceBergen Corp, Cl A	593	60
Amgen Inc, Cl A	646	152
Anthem Inc	269	71
Baxter International Inc	1,597	138
Becton Dickinson and Co	325	78
Biogen Inc *	142	38
Boston Scientific Corp *	1,661	58
Bristol-Myers Squibb Co	998	59
Cardinal Health Inc	1,236	65
Carl Zeiss Meditec AG	652	64
Centene Corp *	959	61
Cerner Corp	1,104	76
Cooper Cos Inc/The, Cl A	227	64
Cronos Group Inc *	12,062	72
CVS Health Corp	1,342	87
Danaher Corp, Cl A	606	107
DaVita Inc *	645	51
DENTSPLY SIRONA Inc	1,707	75
DexCom Inc *	113	46

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edwards Lifesciences Corp, Cl A *	936	$65
Galapagos *	299	59
Gilead Sciences Inc	1,887	145
HCA Healthcare Inc	692	67
Henry Schein Inc *	950	56
Hologic Inc *	2,167	124
Humana Inc	183	71
IDEXX Laboratories Inc *	259	86
Illumina Inc *	236	87
Incyte Corp *	698	73
Intuitive Surgical Inc *	130	74
Johnson & Johnson	1,380	194
Laboratory Corp of America Holdings *	823	137
McKesson Corp	947	145
Medtronic PLC	1,787	164
Mettler-Toledo International Inc *	80	64
Mylan NV *	3,267	53
Nippon Shinyaku	1,100	89
PeptiDream Inc *	1,665	76
PerkinElmer Inc	728	71
Perrigo Co PLC	1,086	60
Pfizer Inc	1,970	64
Quest Diagnostics Inc	658	75
Regeneron Pharmaceuticals Inc *	100	62
Stryker Corp	346	62
Thermo Fisher Scientific Inc	464	168
UnitedHealth Group Inc	200	59
Universal Health Services Inc, Cl B	1,151	107
Varian Medical Systems Inc *	434	53
Vertex Pharmaceuticals Inc *	242	70
Waters Corp *	259	47
West Pharmaceutical Services Inc	276	63
Zimmer Biomet Holdings Inc	639	76
Zoetis Inc, Cl A	653	90

		4,904

Industrials — 0.2%
3M Co	198	31
A O Smith Corp	798	38
AerCap Holdings NV *	341	10
Alaska Air Group Inc	511	18
Allegion plc	654	67
American Airlines Group Inc	2,578	34
AMETEK Inc	926	83
BAE Systems PLC	4,102	24
Boeing Co/The	89	16
Carrier Global Corp	2,253	50
CH Robinson Worldwide Inc	631	50
Cintas Corp	318	85
Copart Inc *	726	60
CSX Corp	987	69
Cummins Inc	289	50

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Delta Air Lines Inc, Cl A	1,741	$49
Dover Corp	565	54
Eaton Corp PLC	402	35
Emerson Electric Co	986	61
Equifax Inc	349	60
Expeditors International of Washington Inc	870	66
Fastenal Co, Cl A	1,178	50
Flowserve Corp	3,192	91
Fluor Corp	850	10
Fortive Corp	1,754	119
Fortune Brands Home & Security Inc	799	51
General Dynamics Corp	849	127
General Electric Co	5,173	35
Honeywell International Inc	255	37
Howmet Aerospace Inc	3,393	54
Huntington Ingalls Industries Inc, Cl A	189	33
IHS Markit Ltd	978	74
Illinois Tool Works Inc	606	106
Ingersoll Rand Inc *	1,458	41
ITOCHU Corp	3,700	80
Jacobs Engineering Group Inc	539	46
JB Hunt Transport Services Inc	390	47
Johnson Controls International plc	3,007	103
Kansas City Southern	477	71
Knorr-Bremse AG	372	38
Komatsu Ltd	7,000	143
Kubota	900	13
L3Harris Technologies Inc	261	44
Lockheed Martin Corp	122	44
Masco Corp	1,288	65
Nagoya Railroad Co Ltd	500	14
Nielsen Holdings PLC	2,219	33
Norfolk Southern Corp	347	61
Northrop Grumman Corp	109	33
Otis Worldwide Corp	879	50
PACCAR Inc	370	28
Parker-Hannifin Corp, Cl A	549	101
Pentair PLC	1,382	52
Quanta Services Inc	1,182	46
Raytheon Technologies Corp	905	56
Robert Half International Inc	845	45
Rockwell Automation Inc	289	62
Rollins Inc	2,983	126
Seibu Holdings Inc	10,200	111
Snap-on Inc	986	137
Sohgo Security Services	900	42
Southwest Airlines Co, Cl A	2,241	77
Spirax-Sarco Engineering	249	31
Stanley Black & Decker Inc	854	119
Textron Inc	2,415	79
Thomson Reuters	2,615	177
Trane Technologies PLC	641	57

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TransDigm Group Inc	128	$57
United Airlines Holdings Inc *	267	9
United Parcel Service Inc, Cl B	756	84
United Rentals Inc *	374	56
Verisk Analytics Inc, Cl A	884	150
Waste Management Inc	830	88
Xylem Inc/NY	691	45

		4,558

Information Technology — 0.2%
Accenture PLC, Cl A	813	175
Adobe Inc *	91	40
Advanced Micro Devices Inc *	919	48
Afterpay *	1,131	48
Akamai Technologies Inc *	831	89
Alliance Data Systems Corp	514	23
Analog Devices Inc	376	46
Applied Materials Inc	1,274	77
Arista Networks Inc *	175	37
Autodesk Inc, Cl A *	232	55
Automatic Data Processing Inc	263	39
AVEVA Group	2,391	121
Broadcom Inc	192	61
Cadence Design Systems Inc *	1,227	118
CGI Inc, Cl A *	2,350	148
Check Point Software Technologies Ltd *	1,215	131
Cisco Systems Inc	819	38
Citrix Systems Inc	202	30
Cognizant Technology Solutions Corp, Cl A	2,178	124
Corning Inc, Cl B	4,549	118
Disco	600	145
DXC Technology Co	2,069	34
F5 Networks Inc, Cl A *	250	35
Fidelity National Information Services Inc, Cl B	799	107
Fiserv Inc, Cl A *	300	29
FleetCor Technologies Inc *	390	98
FLIR Systems Inc	2,599	105
Fortinet Inc *	468	64
Gartner Inc *	1,047	127
Global Payments Inc	249	42
Hewlett Packard Enterprise Co	8,829	86
HP Inc	2,363	41
Intel Corp	601	36
International Business Machines Corp	341	41
Intuit Inc	357	106
IPG Photonics Corp *	202	32
Jack Henry & Associates Inc	424	78
Juniper Networks Inc	1,507	34
Keysight Technologies Inc *	736	74
KLA Corp	528	103
Microchip Technology Inc	571	60

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Micron Technology Inc *	831	$43
Microsoft Corp	768	156
Motorola Solutions Inc	235	33
NetApp Inc	725	32
Nexi *	8,870	153
NortonLifeLock Inc	2,142	42
NVIDIA Corp	176	67
Oracle Corp, Cl B	2,724	151
Paychex Inc	2,240	170
Qorvo Inc *	680	75
QUALCOMM Inc	976	89
Ricoh Co Ltd	5,000	36
salesforce.com Inc *	158	30
Seagate Technology PLC	779	38
ServiceNow Inc *	159	64
Skyworks Solutions Inc	696	89
Square Enix Holdings Co Ltd	2,600	131
Synopsys Inc *	211	41
TeamViewer *	1,526	83
Texas Instruments Inc	282	36
Tokyo Electron	200	49
VeriSign Inc *	681	141
Western Digital Corp	1,138	50
Western Union Co/The	1,980	43
WiseTech Global	5,254	70
Xerox Holdings Corp	1,443	22
Yokogawa Electric	2,300	36
Zebra Technologies Corp, Cl A *	113	29

		5,042

Materials — 0.1%
Air Products and Chemicals Inc	580	140
Albemarle Corp	1,355	105
Amcor PLC	14,988	153
Arconic *	848	12
Avery Dennison Corp	1,153	132
Ball Corp	1,307	91
Celanese Corp, Cl A	628	54
CF Industries Holdings Inc	4,697	132
Corteva Inc	6,222	167
Dow Inc	2,960	121
DuPont de Nemours Inc	2,966	158
Eastman Chemical Co	2,097	146
Ecolab Inc	731	145
Evolution Mining Ltd	9,316	36
Evraz PLC	6,873	24
FMC Corp	1,834	183
Freeport-McMoRan Inc, Cl B	11,609	134
International Flavors & Fragrances Inc	945	116
International Paper Co	1,705	60
JFE Holdings	14,700	105
JSR Corp	3,200	62

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kirkland Lake Gold Ltd	1,483	$61
Linde PLC	660	140
LyondellBasell Industries NV, Cl A	1,153	76
Martin Marietta Materials Inc, Cl A	696	144
Mitsubishi Materials Corp	2,200	46
Mosaic Co/The	8,054	101
Newmont Corp	3,316	205
Nippon Paint Holdings	800	58
Nissan Chemical	1,600	82
Nucor Corp	2,612	108
Packaging Corp of America	1,034	103
PPG Industries Inc	1,382	147
Sealed Air Corp	4,758	156
Sherwin-Williams Co/The, Cl A	276	159
Vulcan Materials Co	1,428	165
Westrock Co	3,440	97

		4,124

Real Estate — 0.1%
Alexandria Real Estate Equities Inc ‡	628	102
American Tower Corp, Cl A ‡	353	91
Apartment Investment and Management Co, Cl A ‡	1,162	44
Aroundtown SA ‡	14,000	80
Boston Properties Inc ‡	114	10
Daiwa House Investment Corp ‡	34	80
Digital Realty Trust Inc, Cl A ‡	245	35
Duke Realty Corp ‡	2,124	75
Equinix Inc ‡	66	46
Equity Residential ‡	1,670	98
Essex Property Trust Inc ‡	150	34
Federal Realty Investment Trust ‡	1,020	87
GLP J-Reit ‡	44	64
Healthpeak Properties Inc ‡	1,687	46
Host Hotels & Resorts Inc ‡	2,919	32
Iron Mountain Inc ‡	1,336	35
Kimco Realty Corp ‡	3,196	41
Macerich Co/The ‡	2,063	19
Mid-America Apartment Communities Inc ‡	1,107	127
Orix JREIT Inc ‡	51	67
Prologis Inc ‡	549	51
Realty Income Corp ‡	2,310	137
Regency Centers Corp ‡	515	24
SBA Communications Corp, Cl A ‡	152	45
Simon Property Group Inc ‡	848	58
SL Green Realty Corp ‡	1,090	54
UDR Inc ‡	499	19
Ventas Inc ‡	1,661	61
Vonovia SE ‡	1,105	68
Vornado Realty Trust ‡	747	29
Welltower Inc ‡	1,515	78

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weyerhaeuser Co ‡	1,020	$23

		1,860

Utilities — 0.3%
AES Corp/The	18,661	270
Algonquin Power & Utilities Corp	10,488	135
Alliant Energy Corp	4,740	227
Ameren Corp	4,398	309
American Electric Power Co Inc	2,589	206
American Water Works Co Inc	1,287	166
Atmos Energy Corp	1,512	151
CenterPoint Energy Inc	10,623	198
CMS Energy Corp	5,340	312
Consolidated Edison Inc	4,155	299
Dominion Energy Inc	4,510	366
DTE Energy Co	3,946	424
Duke Energy Corp	2,840	227
Edison International	4,212	229
Entergy Corp	2,469	232
Evergy Inc	3,708	220
Eversource Energy	2,345	195
Exelon Corp	5,763	209
FirstEnergy Corp	5,862	227
NextEra Energy Inc	1,436	345
NiSource Inc	13,100	298
NRG Energy Inc	6,095	199
Pinnacle West Capital Corp	3,415	250
PPL Corp	9,644	249
Public Service Enterprise Group Inc	5,156	254
Sempra Energy	1,972	231
Southern Co/The	3,567	185
WEC Energy Group Inc	2,332	204
Xcel Energy Inc	3,518	220

		7,037

Total Common Stock (Cost $41,439) ($ Thousands)		49,589

EXCHANGE TRADED FUND — 0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	130,327	17,529

Total Exchange Traded Fund (Cost $14,921) ($ Thousands)		17,529

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding SE* (E)	342	20

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Volkswagen AG* (E)	220	$33

		53

Materials — 0.0%
FUCHS PETROLUB SE (E)	1,520	61

Total Preferred Stock (Cost $139) ($ Thousands)		114

	Number of Rights

RIGHTS — 0.0%
Celgene Corp ‡‡	604	2

T-Mobile US Inc, Expires 07/30/2020	2,245	1

Total Rights (Cost $1) ($ Thousands)		3

Total Investments in Securities — 70.8% (Cost $1,799,285) ($ Thousands)		$1,844,582

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Amsterdam Index	71	Jul-2020	$8,905	$8,924	$35
Amsterdam Index	66	Jul-2020	8,306	8,296	(12)
Australian 10-Year Bond	1,865	Sep-2020	191,148	191,052	2,143
Bloomberg Commodity Index	971	Sep-2020	6,290	6,282	(8)
Bovespa Index	155	Aug-2020	2,787	2,691	70
Brent Crude^	500	Aug-2020	20,511	20,695	184
Brent Crude^	29	Nov-2020	1,194	1,211	17
Canadian 10-Year Bond	1,615	Sep-2020	178,104	182,393	401
Coffee C^	88	Sep-2020	3,295	3,333	38
Copper^	94	Oct-2020	6,164	6,412	248
Corn	260	Dec-2020	4,353	4,557	203
Cotton No. 2^	161	Dec-2020	4,726	4,901	174
DAX Index	38	Sep-2020	13,092	13,151	73
Euro STOXX 50	302	Sep-2020	10,880	10,932	58
Euro-Bob	866	Sep-2020	130,556	131,288	435
Euro-BTP	321	Sep-2020	50,622	51,873	1,135
Euro-Bund	1,505	Sep-2020	294,289	298,380	1,760
Euro-Buxl	129	Sep-2020	31,293	31,869	507
Feeder Cattle^	23	Sep-2020	1,543	1,534	(10)
Feeder Cattle^	65	Aug-2020	4,296	4,318	22
FTSE 100 Index	209	Sep-2020	16,199	15,875	(108)
FTSE MIB Index	101	Sep-2020	11,059	10,941	(118)
FTSE/JSE Top 40 Index	22	Sep-2020	611	637	30
Gasoline^	36	Aug-2020	1,620	1,817	197
Gasoline	115	Sep-2020	5,445	5,735	290
Gasoline^	10	Dec-2020	452	452	–
Gold	233	Aug-2020	40,268	41,952	1,684
Gold	64	Jan-2021	11,536	11,651	115
Hang Seng China Enterprises Index	255	Aug-2020	16,137	15,872	(265)
Hang Seng Index	266	Jul-2020	16,846	16,556	(289)
Hang Seng Index	70	Jul-2020	4,411	4,357	(54)
Hang Seng Index	153	Aug-2020	24,080	23,933	(147)
Hang Seng Index	26	Jul-2020	4,124	4,067	(57)
IBEX	86	Jul-2020	7,093	6,964	(116)
Japanese 10-Year Bond	210	Sep-2020	298,235	295,773	(80)
Japanese 10-Year Government Bond E-MINI	2,196	Sep-2020	310,110	309,152	(202)
KOSPI 200 Index	173	Sep-2020	10,323	10,097	(194)
KOSPI Index	176	Sep-2020	10,643	10,272	(351)
Lean Hogs	73	Aug-2020	1,505	1,432	(74)
Live Cattle	199	Sep-2020	7,588	7,663	76
Live Cattle^	68	Jan-2021	2,813	2,819	6
Live Cattle^	1	Nov-2020	40	40	–
Live Cattle^	12	Oct-2020	481	479	(2)
Live Cattle^	51	Aug-2020	1,890	1,964	74
LME Copper^	200	Sep-2020	26,381	30,095	3,714
LME Lead	11	Sep-2020	480	488	8
LME Nickel^	2	Sep-2020	155	154	(1)
LME Nickel	62	Sep-2020	4,661	4,762	101
LME Primary Aluminum^	197	Sep-2020	7,566	7,959	392
LME Zinc	180	Sep-2020	8,976	9,207	231
Long Gilt 10-Year Bond	1,363	Oct-2020	230,832	231,804	857
Low Sulphur Gasoil^	102	Aug-2020	3,711	3,624	(87)
Low Sulphur Gasoil^	101	Sep-2020	3,594	3,626	32
MSCI Emerging Markets	2,042	Sep-2020	98,863	100,640	1,777
MSCI Taiwan Index	139	Aug-2020	6,022	6,015	(8)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Natural Gas^	160	Oct-2020	$2,914	$3,019	$106
Natural Gas	361	Aug-2020	7,134	6,458	(675)
NY Harbor ULSD^	70	Aug-2020	3,114	3,488	374
NY Harbor ULSD^	75	Sep-2020	3,760	3,791	31
NYMEX Cocoa^	1	Sep-2020	24	22	(2)
NYMEX Cocoa^	261	Sep-2020	6,246	5,705	(541)
NYMEX Cocoa^	84	Dec-2020	1,915	1,835	(80)
OMX Stockholm 30	395	Jul-2020	6,851	7,064	197
Russell 2000 Index E-MINI	1,777	Sep-2020	122,974	127,731	4,757
S&P - Goldman Sachs Commodity Index^	423	Jul-2020	34,026	34,337	311
S&P 500 Index E-MINI	1,908	Sep-2020	288,998	294,805	5,807
S&P Mid Cap 400 Index E-MINI	64	Sep-2020	11,251	11,386	135
S&P TSX 60 Index	119	Sep-2020	15,977	16,225	268
SGX Nifty 50	90	Jul-2020	1,863	1,850	(14)
Silver^	219	Oct-2020	19,856	20,408	551
Soybean	80	Nov-2020	3,419	3,529	110
Soybean Meal^	121	Dec-2020	3,531	3,580	49
Soybean Oil^	267	Sep-2020	4,624	4,534	(91)
Soybean Oil^	35	Dec-2020	605	605	–
Soybean Oil^	80	Dec-2020	1,369	1,383	14
Soybean Oil^	198	Dec-2020	3,431	3,423	(9)
Soybean Oil^	61	Dec-2020	1,047	1,054	7
SPI 200 Index	152	Sep-2020	15,242	15,415	138
Sugar No. 11^	699	Oct-2020	9,066	9,363	297
Sugar No. 11^	1	Sep-2020	13	13	1
Sugar No. 11^	5	Sep-2020	62	67	5
Swiss Market	42	Sep-2020	4,413	4,436	5
Taiwan Index (TAIEX)	47	Jul-2020	3,573	3,654	64
Taiwan Index (TAIEX)	63	Jul-2020	4,776	4,898	98
Taiwan Index (TAIEX)	28	Jul-2020	2,121	2,177	45
TOPIX Index	214	Sep-2020	31,946	30,914	(1,080)
U.S. 2-Year Treasury Note	502	Oct-2020	110,845	110,856	11
U.S. 5-Year Interest Rate Swap	1,056	Sep-2020	105,702	106,450	748
U.S. 5-Year Treasury Note	608	Oct-2020	76,317	76,451	135
U.S. 10-Year Interest Rate Swap	1,322	Sep-2020	131,645	133,460	1,815
U.S. 10-Year Treasury Note	8,494	Sep-2020	1,178,482	1,182,126	3,644
U.S. Long Treasury Bond	799	Sep-2020	142,197	142,671	474
Wheat^	194	Sep-2020	4,947	4,770	(177)
WTI Crude Oil^	141	Aug-2020	5,318	5,547	228

			$4,538,698	$4,572,466	$32,660

A list of the open forward foreign currency contracts held by the Fund at June 30, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/30/20	USD	21,599	EUR	19,200	$(22)
Barclays PLC	07/30/20	GBP	50,899	USD	63,337	449
BNP Paribas	07/30/20	HKD	14,000	USD	1,806	—
BNYMellon	07/30/20	CAD	10,300	USD	7,549	(16)
Brown Brothers Harriman	07/30/20	USD	3	EUR	3	—
Brown Brothers Harriman	07/30/20	AUD	65	USD	44	—
Brown Brothers Harriman	07/30/20	EUR	67	USD	76	—
Citigroup	09/16/20	PLN	150	USD	38	—
Citigroup	09/16/20	PLN	1,000	USD	251	(1)
Citigroup	09/16/20	USD	76	CZK	1,800	—

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/16/20	USD	1,219	CZK	28,800	$(3)
Citigroup	09/16/20	USD	1,439	HUF	444,650	(30)
Citigroup	09/16/20	USD	3,372	CLP	2,723,550	(46)
Citigroup	09/16/20	USD	4,739	RUB	331,750	(123)
Citigroup	09/16/20	USD	2,978	PLN	11,800	7
Citigroup	09/16/20	USD	2,134	PLN	8,350	(21)
Citigroup	09/16/20	USD	7,077	BRL	37,200	(321)
Citigroup	09/16/20	USD	4,113	ZAR	72,375	20
Citigroup	09/16/20	USD	5,755	ZAR	99,375	(80)
Citigroup	09/16/20	USD	9,938	CNH	71,300	108
Citigroup	09/16/20	USD	233	CNH	1,650	—
Citigroup	09/16/20	BRL	10,900	USD	2,086	106
Citigroup	09/16/20	BRL	50	USD	9	—
Citigroup	09/16/20	USD	8,024	INR	614,275	46
Citigroup	09/16/20	USD	5,956	INR	452,925	(6)
Citigroup	09/16/20	CNH	14,000	USD	1,975	3
Citigroup	09/16/20	USD	17,371	KRW	21,354,100	451
Citigroup	09/16/20	USD	1,895	KRW	2,258,450	(10)
Citigroup	09/16/20	USD	3,049	GBP	2,480	17
Citigroup	09/16/20	USD	20,112	GBP	16,105	(208)
Citigroup	09/16/20	GBP	12,654	USD	15,907	268
Citigroup	09/16/20	GBP	10,945	USD	13,484	(43)
Citigroup	09/16/20	ZAR	38,300	USD	2,208	20
Citigroup	09/16/20	USD	53,747	EUR	47,844	76
Citigroup	09/16/20	USD	15,333	EUR	13,573	(64)
Citigroup	09/16/20	EUR	57,329	USD	64,809	316
Citigroup	09/16/20	EUR	73,210	USD	82,069	(289)
Citigroup	09/16/20	CLP	207,850	USD	255	1
Citigroup	09/16/20	CLP	313,200	USD	382	—
Citigroup	09/16/20	KRW	4,354,100	USD	3,628	(5)
Citigroup	09/17/20	USD	16,557	MXN	369,900	(711)
Citigroup	09/17/20	MXN	112,500	USD	4,971	151
Citigroup	09/17/20	MXN	750	USD	32	—
JPMorgan Chase Bank	07/30/20 - 09/16/20	GBP	14,673	USD	18,389	256
JPMorgan Chase Bank	09/16/20	GBP	3,591	USD	4,414	(24)
JPMorgan Chase Bank	07/30/20	JPY	2,677,700	USD	25,001	168
JPMorgan Chase Bank	09/16/20	PLN	150	USD	38	—
JPMorgan Chase Bank	09/16/20	PLN	1,000	USD	251	(2)
JPMorgan Chase Bank	09/16/20	USD	76	CZK	1,800	—
JPMorgan Chase Bank	09/16/20	USD	1,219	CZK	28,800	(4)
JPMorgan Chase Bank	09/16/20	USD	1,439	HUF	444,650	(30)
JPMorgan Chase Bank	09/16/20	USD	3,049	GBP	2,480	16
JPMorgan Chase Bank	09/16/20	USD	3,372	CLP	2,723,550	(47)
JPMorgan Chase Bank	09/16/20	USD	4,739	RUB	331,750	(123)
JPMorgan Chase Bank	09/16/20	USD	2,978	PLN	11,800	7
JPMorgan Chase Bank	09/16/20	USD	2,134	PLN	8,350	(22)
JPMorgan Chase Bank	09/16/20	USD	7,077	BRL	37,200	(322)
JPMorgan Chase Bank	09/16/20	USD	9,357	GBP	7,441	(160)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/16/20	USD	4,113	ZAR	72,375	$20
JPMorgan Chase Bank	09/16/20	USD	5,755	ZAR	99,375	(80)
JPMorgan Chase Bank	09/16/20	USD	9,938	CNH	71,300	107
JPMorgan Chase Bank	09/16/20	USD	233	CNH	1,650	(1)
JPMorgan Chase Bank	09/16/20	BRL	10,900	USD	2,086	106
JPMorgan Chase Bank	09/16/20	BRL	50	USD	9	—
JPMorgan Chase Bank	09/16/20	USD	8,024	INR	614,275	45
JPMorgan Chase Bank	09/16/20	USD	5,956	INR	452,925	(6)
JPMorgan Chase Bank	09/16/20	CNH	14,000	USD	1,975	3
JPMorgan Chase Bank	09/16/20	USD	17,371	KRW	21,354,100	450
JPMorgan Chase Bank	09/16/20	USD	1,895	KRW	2,258,450	(10)
JPMorgan Chase Bank	09/16/20	USD	8,362	EUR	7,473	45
JPMorgan Chase Bank	09/16/20	USD	15,333	EUR	13,573	(64)
JPMorgan Chase Bank	09/16/20	EUR	36,664	USD	41,044	(202)
JPMorgan Chase Bank	09/16/20	ZAR	38,300	USD	2,208	20
JPMorgan Chase Bank	09/16/20	EUR	41,364	USD	46,722	189
JPMorgan Chase Bank	09/16/20	CLP	207,850	USD	255	1
JPMorgan Chase Bank	09/16/20	CLP	313,200	USD	382	(1)
JPMorgan Chase Bank	09/16/20	KRW	4,354,100	USD	3,628	(6)
JPMorgan Chase Bank	09/17/20	USD	16,557	MXN	369,900	(712)
JPMorgan Chase Bank	09/17/20	MXN	112,500	USD	4,971	151
JPMorgan Chase Bank	09/17/20	MXN	750	USD	32	—
State Street	07/30/20	CHF	2,200	USD	2,323	(2)
State Street	07/30/20	AUD	4,800	USD	3,301	(3)
State Street	07/30/20	GBP	5,350	USD	6,622	12
State Street	07/30/20	EUR	103,125	USD	116,168	279
State Street	07/30/20	EUR	11,000	USD	12,358	(4)

						$90

A list of open centrally cleared swap agreements held by the Fund at June 30, 2020, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD-LIBOR-BBA 3M	0.50%	Semi-Annually	09/16/2022	USD	125,227	$ 661	$ 614	$ 47
3 MONTH USD - LIBOR	1.50%	Semi-Annually	09/16/2022	USD	362,302	9,394	7,257	2,137
3 MONTH USD - LIBOR	0.25%	Semi-Annually	03/17/2023	USD	225,000	199	69	130
USD-LIBOR-BBA 3M	1.00%	Semi-Annually	12/16/2025	USD	139,822	4,440	4,100	340
3 MONTH USD - LIBOR	0.50%	Semi-Annually	03/17/2026	USD	120,000	723	428	295

						$ 15,417	$ 12,468	$ 2,949

Percentages are based on Net Assets of $2,606,073 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2020.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $39,878 ($ Thousands), representing 1.5% of the Net Assets of the Fund.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	There is currently no rate available.

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Accumulation Fund (Concluded)

ADR — American Depositary Receipt

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CZK — Czech Koruna

DAX — German Stock Index

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBEX — Spanish Stock Exchange

ICE — Intercontinental Exchange

INR — Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korea Composite Stock Price Index

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NASDAQ — National Association of Securities Dealers and Automated Quotations

NYMEX — New York Mercantile Exchange

OMX — Offset Market Exchange

PLC — Public Limited Company

PLN — Polish Zloty

REIT — Real Estate investment Trust

RUB — Russian Ruble

S&P— Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

ULSD — Ultra-Low Sulfur Diesel

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
U.S. Treasury Obligations	–	1,383,610	–		1,383,610
Sovereign Debt	2,394	273,478	–		275,872
Corporate Obligations	–	61,889	–		61,889
Foreign Common Stock	55,285	691	–	(1)	55,976
Common Stock	49,589	–	–		49,589
Exchange Traded Fund	17,529	–	–		17,529
Preferred Stock	114	–	–		114
Rights	3	–	–		3

Total Investments in Securities	124,914	1,719,668	–		1,844,582

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Futures Contracts*
Unrealized Appreciation	37,512	–	–		37,512
Unrealized Depreciation	(4,852)	–	–		(4,852)
Forwards Contracts*
Unrealized Appreciation	–	3,914	–		3,914
Unrealized Depreciation	–	(3,824)	–		(3,824)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	2,949	–		2,949

Total Other Financial Instruments	32,660	3,039	–		35,699

*Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) One security with a market value of $0.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 48.0%

Communication Services — 5.3%
Altice France
7.375%, 05/01/2026 (A)	$1,270	$1,324
Altice France Holding
10.500%, 05/15/2027 (A)	1,180	1,300
AMC Networks
5.000%, 04/01/2024	400	396
AT&T
4.350%, 03/01/2029	700	816
4.250%, 03/01/2027	900	1,025
4.125%, 02/17/2026	325	370
3.600%, 07/15/2025	1,225	1,361
3.500%, 06/01/2041	350	367
2.750%, 06/01/2031	475	495
2.300%, 06/01/2027	1,050	1,087
CCO Holdings
5.000%, 02/01/2028 (A)	1,640	1,693
4.500%, 05/01/2032 (A)	410	415
CenturyLink
7.650%, 03/15/2042	1,245	1,335
5.800%, 03/15/2022	1,200	1,233
5.125%, 12/15/2026 (A)	1,250	1,247
Charter Communications Operating
5.125%, 07/01/2049	300	347
4.908%, 07/23/2025	3,200	3,667
Clear Channel Worldwide Holdings
9.250%, 02/15/2024	806	748
Cogent Communications Group
5.375%, 03/01/2022 (A)	630	648
Comcast
4.700%, 10/15/2048	675	908
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024	200	205
Digicel Group Two
8.250%, 09/30/2022 (A)	263	9
Digicel International Finance
8.750%, 05/25/2024 (A)	271	264
DISH DBS
7.750%, 07/01/2026	1,820	1,929
DISH Network
3.375%, 08/15/2026	490	450
Entercom Media
6.500%, 05/01/2027 (A)	1,050	942
iHeartCommunications
6.375%, 05/01/2026	400	396
5.250%, 08/15/2027 (A)	250	239
4.750%, 01/15/2028 (A)	420	387
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)	650	399
5.500%, 08/01/2023 (B)	1,110	633
Level 3 Financing
5.625%, 02/01/2023	1,150	1,151

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Live Nation Entertainment
6.500%, 05/15/2027 (A)	$550	$567
Match Group
5.000%, 12/15/2027 (A)	630	656
4.625%, 06/01/2028 (A)	430	434
Mauritius Investments
6.500%, 10/13/2026	2,470	2,606
4.755%, 11/11/2024	400	398
Meredith
6.875%, 02/01/2026	745	619
Millicom International Cellular
6.625%, 10/15/2026 (A)	240	256
6.250%, 03/25/2029 (A)	530	566
5.125%, 01/15/2028 (A)	280	281
Netflix
6.375%, 05/15/2029	740	858
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	1,150	1,159
Outfront Media Capital
5.000%, 08/15/2027 (A)	145	131
Scripps (Escrow Security)
5.875%, 07/15/2027 (A)	450	426
Sirius XM Radio
5.375%, 04/15/2025 (A)	400	411
4.625%, 07/15/2024 (A)	120	123
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+4.226%(C)	200	182
Sprint
7.875%, 09/15/2023	950	1,070
Sprint Capital
8.750%, 03/15/2032	1,010	1,446
6.875%, 11/15/2028	1,620	1,972
TEGNA
4.625%, 03/15/2028 (A)	1,050	966
Telecom Argentina
6.500%, 06/15/2021 (A)	140	130
Telecom Italia
5.303%, 05/30/2024 (A)	1,950	2,035
Telecom Italia Capital
6.000%, 09/30/2034	500	544
T-Mobile USA
4.750%, 02/01/2028	420	444
4.500%, 04/15/2050 (A)	1,516	1,804
Twitter
3.875%, 12/15/2027 (A)	590	590
Verizon Communications
4.000%, 03/22/2050	675	863

		49,323

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Discretionary — 5.5%
Adient US
7.000%, 05/15/2026 (A)	$700	$725
Allen Media
10.500%, 02/15/2028 (A)	760	696
Allied Universal Holdco
6.625%, 07/15/2026 (A)	580	609
AutoNation
4.750%, 06/01/2030	200	217
Banijay Entertainment SASU
5.375%, 03/01/2025 (A)	650	635
Boyd Gaming
4.750%, 12/01/2027 (A)	1,200	1,032
Boyne USA
7.250%, 05/01/2025 (A)	390	409
Burlington Coat Factory Warehouse
6.250%, 04/15/2025 (A)	297	310
CalAtlantic Group
5.250%, 06/01/2026	330	279
Carriage Services
6.625%, 06/01/2026 (A)	250	263
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	400	416
Colt Merger Sub
6.250%, 07/01/2025 (A)	500	497
5.750%, 07/01/2025 (A)	240	241
CSC Holdings
6.500%, 02/01/2029 (A)	1,970	2,155
5.750%, 01/15/2030 (A)	1,525	1,588
4.625%, 12/01/2030 (A)	1,064	1,033
Dealer Tire
8.000%, 02/01/2028 (A)	657	609
Delphi Technologies
5.000%, 10/01/2025 (A)	560	601
Diamond Sports Group
6.625%, 08/15/2027 (A)	500	266
5.375%, 08/15/2026 (A)	330	239
eG Global Finance
6.750%, 02/07/2025 (A)	488	476
Ford Motor
9.000%, 04/22/2025	860	931
8.500%, 04/21/2023	1,286	1,360
Ford Motor Credit
5.875%, 08/02/2021	350	353
5.125%, 06/16/2025	1,075	1,075
4.140%, 02/15/2023	750	734
3.219%, 01/09/2022	200	195
3.200%, 01/15/2021	280	276
3.087%, 01/09/2023	220	210
General Motors
6.125%, 10/01/2025	200	225
5.950%, 04/01/2049	50	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.400%, 10/02/2023	$400	$433
4.000%, 04/01/2025	250	259
General Motors Financial
5.650%, 01/17/2029	175	197
3.250%, 01/05/2023	950	971
Getty Images
9.750%, 03/01/2027 (A)	100	94
Golden Nugget
6.750%, 10/15/2024 (A)	470	338
Goodyear Tire & Rubber
5.125%, 11/15/2023	1,325	1,269
GrubHub Holdings
5.500%, 07/01/2027 (A)	300	307
Hanesbrands
5.375%, 05/15/2025 (A)	460	465
4.875%, 05/15/2026 (A)	320	322
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	240	242
Home Depot
3.350%, 04/15/2050	512	585
Installed Building Products
5.750%, 02/01/2028 (A)	450	450
International Game Technology
5.250%, 01/15/2029 (A)	370	361
IRB Holding
7.000%, 06/15/2025 (A)	722	744
6.750%, 02/15/2026 (A)	435	415
L Brands
9.375%, 07/01/2025 (A)	240	240
6.875%, 07/01/2025 (A)	560	578
6.694%, 01/15/2027	260	220
5.250%, 02/01/2028	940	744
Lions Gate Capital Holdings
5.875%, 11/01/2024 (A)	1,080	1,031
Lowe’s
5.125%, 04/15/2050	341	465
Marriott International
4.625%, 06/15/2030	767	796
Mattamy Group
4.625%, 03/01/2030 (A)	789	757
Melco Resorts Finance
5.375%, 12/04/2029 (A)	920	918
Michaels Stores
8.000%, 07/15/2027 (A)	480	418
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	1,210	1,004
NCL
12.250%, 05/15/2024 (A)	570	596
3.625%, 12/15/2024 (A)	610	373
Newell Brands
4.875%, 06/01/2025	280	293
4.700%, 04/01/2026	1,514	1,589

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PetSmart
8.875%, 06/01/2025 (A)		$340	$341
7.125%, 03/15/2023 (A)		880	868
Royal Caribbean Cruises
2.650%, 11/28/2020		310	301
Sands China
5.125%, 08/08/2025		700	758
3.800%, 01/08/2026 (A)		200	205
Shea Homes
4.750%, 02/15/2028 (A)		500	475
Silversea Cruise Finance
7.250%, 02/01/2025 (A)		750	707
Speedway Motorsports
4.875%, 11/01/2027 (A)		210	191
Station Casinos
4.500%, 02/15/2028 (A)		837	708
Terrier Media Buyer
8.875%, 12/15/2027 (A)		850	815
TRI Pointe Group
5.700%, 06/15/2028		191	194
Univision Communications
9.500%, 05/01/2025 (A)		600	636
5.125%, 05/15/2023 (A)		1,800	1,817
UPC Holding BV
5.500%, 01/15/2028 (A)		330	317
Viking Cruises
5.875%, 09/15/2027 (A)		580	345
Virgin Media Secured Finance
5.000%, 04/15/2027	GBP	800	1,027
Virgin Media Vendor Financing Notes III DAC
4.875%, 07/15/2028 (A)		725	900
VOC Escrow
5.000%, 02/15/2028 (A)		$1,070	795
Wendy’s International
7.000%, 12/15/2025		790	816
William Carter
5.500%, 05/15/2025 (A)		140	144
WW International
8.625%, 12/01/2025 (A)		620	639
Wynn Macau
5.125%, 12/15/2029 (A)		470	456
Wynn Resorts Finance
7.750%, 04/15/2025 (A)		740	745
Yum! Brands
7.750%, 04/01/2025 (A)		27	29
4.750%, 01/15/2030 (A)		454	461

			50,872

Consumer Staples — 1.7%
Altria Group
3.800%, 02/14/2024		775	847
2.350%, 05/06/2025		425	447

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Worldwide
4.750%, 01/23/2029	$2,675	$3,232
Constellation Brands
4.400%, 11/15/2025	325	376
3.150%, 08/01/2029	600	643
Energizer Holdings
6.375%, 07/15/2026 (A)	123	127
General Mills
2.875%, 04/15/2030	444	483
Herbalife Nutrition
7.875%, 09/01/2025 (A)	603	623
H-Food Holdings
8.500%, 06/01/2026 (A)	500	466
HLF Financing Sarl
7.250%, 08/15/2026 (A)	1,452	1,459
Keurig Dr Pepper
4.597%, 05/25/2028	1,000	1,200
3.800%, 05/01/2050	100	113
Kraft Heinz Foods
5.500%, 06/01/2050 (A)	250	266
5.000%, 07/15/2035	1,546	1,701
4.875%, 10/01/2049 (A)	330	336
4.375%, 06/01/2046	1,671	1,643
4.250%, 03/01/2031 (A)	80	85
3.875%, 05/15/2027 (A)	20	21
Lindley
4.625%, 04/12/2023	190	196
Performance Food Group
6.875%, 05/01/2025 (A)	3	3
5.500%, 10/15/2027 (A)	450	434
Post Holdings
5.750%, 03/01/2027 (A)	600	620
4.625%, 04/15/2030 (A)	429	420
Prosperous Ray
4.625%, 11/12/2023	300	322
Spectrum Brands
5.000%, 10/01/2029 (A)	75	74

		16,137

Energy — 7.5%
Antero Midstream Partners
5.750%, 03/01/2027 (A)	950	750
5.375%, 09/15/2024	1,060	903
Antero Resources
5.125%, 12/01/2022	1,050	759
Berkshire Hathaway Energy
4.250%, 10/15/2050 (A)	350	441
Berry Petroleum
7.000%, 02/15/2026 (A)	1,000	810
Buckeye Partners
4.350%, 10/15/2024	245	232
4.125%, 12/01/2027	865	824

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 12/01/2026	$860	$810
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	250	284
5.125%, 06/30/2027	850	934
Cheniere Energy Partners
4.500%, 10/01/2029 (A)	460	446
Comstock Resources
9.750%, 08/15/2026	660	616
7.500%, 05/15/2025 (A)	100	91
Continental Resources
4.500%, 04/15/2023	650	622
4.375%, 01/15/2028	100	88
DCP Midstream Operating
6.750%, 09/15/2037 (A)	770	691
6.450%, 11/03/2036 (A)	115	103
5.375%, 07/15/2025	1,000	992
Devon Energy
5.850%, 12/15/2025	1,021	1,127
5.000%, 06/15/2045	200	178
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	210	212
5.750%, 01/30/2028 (A)	80	77
5.500%, 01/30/2026 (A)	700	670
Energy Transfer Operating
4.200%, 09/15/2023	3,225	3,426
Ensign Drilling
9.250%, 04/15/2024 (A)	900	400
Enterprise Products Operating
3.750%, 02/15/2025	500	553
3.128%, VAR ICE LIBOR USD 3 Month+2.778%, 06/01/2067	395	308
EQM Midstream Partners
6.500%, 07/01/2027 (A)	190	195
6.000%, 07/01/2025 (A)	210	213
4.750%, 07/15/2023	699	704
EQT
6.125%, 02/01/2025	330	329
Eterna Capital Pte
8.000%, 12/11/2022	43	13
Exterran Energy Solutions
8.125%, 05/01/2025	700	579
Gazprom PJSC Via Gaz Capital
4.950%, 03/23/2027 (A)	500	555
Gazprom PJSC Via Gaz Capital MTN
7.288%, 08/16/2037	300	431
Genesis Energy
7.750%, 02/01/2028	1,860	1,655
GNL Quintero
4.634%, 07/31/2029	400	429
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	800	866

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KazTransGas JSC
4.375%, 09/26/2027 (A)	$300	$321
Laredo Petroleum
9.500%, 01/15/2025	769	532
Lukoil International Finance BV
4.563%, 04/24/2023	220	233
Marathon Petroleum
3.800%, 04/01/2028	325	346
3.625%, 09/15/2024	350	373
MEG Energy
7.125%, 02/01/2027 (A)	1,190	989
7.000%, 03/31/2024 (A)	410	352
Montage Resources
8.875%, 07/15/2023	1,500	1,185
MPLX
4.800%, 02/15/2029	250	278
4.000%, 03/15/2028	950	1,001
Nabors Industries
5.750%, 02/01/2025	1,180	478
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	10	6
Newfield Exploration
5.625%, 07/01/2024	650	621
NGL Energy Partners
7.500%, 11/01/2023	1,150	954
NGPL PipeCo
7.768%, 12/15/2037 (A)	1,300	1,587
Noble Holding International
6.050%, 03/01/2041	900	25
NuStar Logistics
6.000%, 06/01/2026	915	888
Oasis Petroleum
6.875%, 03/15/2022	1,110	183
6.875%, 01/15/2023	390	65
Occidental Petroleum
8.000%, 07/15/2025	1,015	1,019
7.150%, 05/15/2028	900	801
5.550%, 03/15/2026	725	662
2.900%, 08/15/2024	1,425	1,217
2.600%, 08/13/2021	180	176
1.842%, VAR ICE LIBOR USD 3 Month+1.450%, 08/15/2022	725	667
1.398%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	210	207
ONEOK
6.350%, 01/15/2031	325	380
Petrobras Global Finance BV
6.750%, 06/03/2050	2,820	2,901
5.299%, 01/27/2025	1,160	1,205
Petroleos de Venezuela
6.000%, 10/28/2022 (B)	8,860	204
6.000%, 05/16/2024 (B)	3,790	91

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 11/15/2026 (B)		$1,110	$27
5.500%, 04/12/2037 (B)		130	3
5.375%, 04/12/2027 (B)		2,570	62
Petroleos Mexicanos
7.690%, 01/23/2050 (A)		406	339
6.950%, 01/28/2060 (A)		207	159
6.625%, 06/15/2035		30	24
6.500%, 03/13/2027		430	388
6.490%, 01/23/2027 (A)		160	146
6.350%, 02/12/2048		242	180
5.950%, 01/28/2031 (A)		90	74
5.350%, 02/12/2028		300	252
4.500%, 01/23/2026		40	35
Petroleos Mexicanos MTN
6.750%, 09/21/2047		20	15
5.125%, 03/15/2023	EUR	1,040	1,143
Petronas Capital MTN
4.800%, 04/21/2060 (A)	MYR	200	274
4.550%, 04/21/2050 (A)		$310	392
3.500%, 04/21/2030 (A)		940	1,044
Phillips 66
3.900%, 03/15/2028		525	594
Plains All American Pipeline
3.650%, 06/01/2022		1,700	1,738
3.600%, 11/01/2024		175	179
QEP Resources
5.250%, 05/01/2023		1,560	1,030
Range Resources
9.250%, 02/01/2026 (A)		1,060	953
5.875%, 07/01/2022		196	180
5.750%, 06/01/2021		300	288
5.000%, 08/15/2022		220	200
5.000%, 03/15/2023		250	215
ReNew Power Synthetic
6.670%, 03/12/2024		200	202
Sabine Pass Liquefaction
6.250%, 03/15/2022		700	746
5.625%, 03/01/2025		800	914
SEPLAT Petroleum Development
9.250%, 04/01/2023		550	549
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)		460	207
Suncor Energy
3.100%, 05/15/2025		400	427
2.800%, 05/15/2023		200	209
Sunoco
5.500%, 02/15/2026		240	233
Targa Resources Partners
6.500%, 07/15/2027		400	401
5.375%, 02/01/2027		1,870	1,805
Total Capital International
2.829%, 01/10/2030		1,350	1,467

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Transocean
8.000%, 02/01/2027 (A)		$732	$404
7.500%, 01/15/2026 (A)		500	272
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		1,250	1,075
USA Compression Partners
6.875%, 04/01/2026		1,175	1,135
Valero Energy
2.850%, 04/15/2025		350	369
2.700%, 04/15/2023		650	674
Viper Energy Partners
5.375%, 11/01/2027 (A)		220	216
Western Midstream Operating
5.450%, 04/01/2044		1,450	1,208
5.375%, 06/01/2021		120	120
5.300%, 03/01/2048		530	430
4.000%, 07/01/2022		290	289
Williams
8.750%, 03/15/2032		200	297
WPX Energy
8.250%, 08/01/2023		300	333
5.875%, 06/15/2028		280	269
5.250%, 10/15/2027		940	878
YPF
8.500%, 03/23/2021		1,180	997

			69,323

Financials — 9.2%
AIA Group
3.900%, 04/06/2028 (A)		475	529
AIA Group MTN
3.200%, 03/11/2025 (A)		425	450
AIB Group MTN
4.750%, 10/12/2023 (A)		550	593
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/2028		200	180
American Express
3.598%, VAR ICE LIBOR USD 3 Month+3.285% (C)		370	315
American International Group
4.200%, 04/01/2028		275	311
3.900%, 04/01/2026		325	367
3.400%, 06/30/2030		575	622
Arch Capital Finance
4.011%, 12/15/2026		1,025	1,162
Avolon Holdings Funding
5.125%, 10/01/2023 (A)		140	129
2.875%, 02/15/2025 (A)		1,250	1,049
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr+5.660% (C)	EUR	800	872

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Banco de Bogota
6.250%, 05/12/2026 (A)		$980	$1,036
Banco de Sabadell
6.500%, VAR EUR Swap Annual 5 Yr+6.414%(C)	EUR	800	734
Banco do Brasil
9.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+6.362%(C)		$200	206
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%(C)		1,920	1,678
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%(A) (C)		200	191
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%(A) (C)		250	235
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%(A)(C)		420	397
Banco Santander
4.250%, 04/11/2027		400	444
3.306%, 06/27/2029		400	432
2.746%, 05/28/2025		600	622
Bank of America
6.250%, VAR ICE LIBOR USD 3 Month+3.705%(C)		150	155
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028		2,115	2,356
Bank of America MTN
4.200%, 08/26/2024		1,050	1,166
4.083%, 03/20/2051 (D)		700	877
4.000%, 01/22/2025		800	883
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028		1,525	1,731
Barclays
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672%(C)		1,170	1,212
7.125%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+6.579%(C) GBP		700	853
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023		$1,225	1,290
2.852%, VAR ICE LIBOR USD 3 Month+2.452%, 05/07/2026		725	758
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/2033 (A)		410	381
BNP Paribas
3.375%, 01/09/2025 (A)		1,000	1,081

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BPCE
4.625%, 09/12/2028 (A)		$500	$586
4.000%, 09/12/2023 (A)		950	1,026
China Evergrande Group
8.250%, 03/23/2022		200	185
CIT Group
6.125%, 03/09/2028		195	210
5.250%, 03/07/2025		185	192
Citigroup
6.300%, VAR ICE LIBOR USD 3 Month+3.423%(C)		1,250	1,252
5.950%, VAR ICE LIBOR USD 3 Month+4.095%(C)		700	668
5.900%, VAR ICE LIBOR USD 3 Month+4.230%(C)		675	671
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031		800	949
4.125%, 07/25/2028		1,450	1,643
3.400%, 05/01/2026		1,675	1,857
Cooperatieve Rabobank UA
4.625%, VAR EUR Swap Annual 5 Yr+4.098%(C)	EUR	1,400	1,586
Country Garden Holdings
7.250%, 04/04/2021		$500	502
Credit Agricole
6.500%, VAR EUR Swap Annual 5 Yr+5.120%(C)	EUR	490	560
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/2027		$470	456
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+ 4.600%(A)(C)		410	426
7.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.332%(A) (C)		200	205
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.455%(A)(C)		200	208
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.293%(A) (C)		400	379
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (A)		600	662
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026		802	922
Deutsche Bank
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.524%(C)		400	330
4.500%, 04/01/2025		950	932

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Deutsche Bank NY
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr+2.553%, 12/01/2032		$1,200	$1,115
First Horizon National
4.000%, 05/26/2025		625	654
3.550%, 05/26/2023		650	669
Global Aircraft Leasing
6.500%cash/7.250% PIK, 09/15/2024 (A)		2,866	1,920
HSBC Holdings
5.250%, VAR EUR Swap Annual 5 Yr+4.383%(C)	EUR	700	780
4.950%, 03/31/2030		$226	272
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025		700	756
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%(C)		200	201
Huarong Finance 2017 MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%(C)		310	311
Huarong Finance 2019 MTN
3.750%, 05/29/2024		250	257
Huarong Finance II MTN
5.000%, 11/19/2025		210	229
4.625%, 06/03/2026		610	654
HUB International
7.000%, 05/01/2026 (A)		435	434
Huntington Bancshares
2.625%, 08/06/2024		925	979
ICICI Bank
5.750%, 11/16/2020		420	425
Intercontinental Exchange
2.100%, 06/15/2030		800	817
International Lease Finance
8.250%, 12/15/2020		310	317
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		1,880	1,981
5.017%, 06/26/2024 (A)		300	307
Itau Unibanco Holding
4.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.222%(A) (C)		1,120	924
3.250%, 01/24/2025 (A)		210	207
JPMorgan Chase
4.125%, 12/15/2026		3,400	3,957
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031		250	265
Kaisa Group Holdings
8.500%, 06/30/2022		200	198

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ladder Capital Finance Holdings LLLP
5.875%, 08/01/2021 (A)		$570	$564
5.250%, 03/15/2022 (A)		150	142
Lloyds Banking Group
4.947%, VAR EUAMDB05+5.290%(C)	EUR	290	316
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)		$100	103
MGM Growth Properties Operating Partnership
4.625%, 06/15/2025 (A)		606	593
Morgan Stanley
3.625%, 01/20/2027		900	1,016
Morgan Stanley MTN
3.950%, 04/23/2027		1,100	1,238
3.700%, 10/23/2024		2,050	2,274
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025		475	504
Nasdaq
3.250%, 04/28/2050		75	78
Nationwide Building Society
3.960%, VAR ICE LIBOR USD 3 Month+1.855%, 07/18/2030 (A)		450	506
Navient
5.000%, 03/15/2027		1,100	924
New York Life Insurance
3.750%, 05/15/2050 (A)		250	282
NMI Holdings
7.375%, 06/01/2025 (A)		570	596
Oversea-Chinese Banking MTN
4.250%, 06/19/2024		800	865
Owl Rock Capital
4.000%, 03/30/2025		600	593
Park Aerospace Holdings
4.500%, 03/15/2023 (A)		170	155
Prudential Financial
5.625%, VAR ICE LIBOR USD 3 Month+3.920%, 06/15/2043		1,850	1,968
Raymond James Financial
4.650%, 04/01/2030		400	477
Refinitiv US Holdings
8.250%, 11/15/2026 (A)		750	812
Royal Bank of Scotland Group
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%(C)		750	828
3.754%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.100%, 11/01/2029		225	233
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023		700	727
2.628%, VAR ICE LIBOR USD 3 Month+2.320%(C)		1,000	912

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Springleaf Finance
6.625%, 01/15/2028		$900	$891
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%(A)(C)		710	738
7.000%, VAR USSW5YF+4.866%(C)		1,050	1,154
5.750%, VAR EUR Swap Annual 5 Yr+5.287%(C)	EUR	750	862
UniCredit
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.180%(C)		$1,050	1,050
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5 Yr+4.914%, 04/02/2034 (A)		660	750
5.459%, VAR USD ICE Swap 11:00 NY 5 Yr+4.750%, 06/30/2035 (A)		640	645
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%(C)		525	546
Willis North America
2.950%, 09/15/2029		150	159
Yapi ve Kredi Bankasi MTN
13.875%, VAR USD Swap Semi 30/360 5 Yr Curr+11.245%(C)		480	513
8.250%, 10/15/2024 (A)		500	519
6.100%, 03/16/2023		200	198

			85,064

Health Care — 3.3%
AbbVie
4.250%, 11/21/2049 (A)		1,109	1,345
3.600%, 05/14/2025		500	553
3.200%, 11/21/2029 (A)		1,975	2,173
Acadia Healthcare
5.625%, 02/15/2023		1,200	1,200
Air Methods
8.000%, 05/15/2025 (A)		640	451
Bausch Health
9.000%, 12/15/2025 (A)		10	11
5.875%, 05/15/2023 (A)		18	18
5.000%, 01/30/2028 (A)		325	306
Bausch Health Americas
9.250%, 04/01/2026 (A)		690	749
8.500%, 01/31/2027 (A)		1,020	1,082
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	351
4.250%, 12/15/2025 (A)		500	574
Becton Dickinson
4.669%, 06/06/2047		550	675
3.700%, 06/06/2027		690	771
3.363%, 06/06/2024		1,050	1,133
2.823%, 05/20/2030		625	661

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Centene
5.375%, 08/15/2026 (A)	$330	$343
Cigna
3.400%, 03/15/2050	625	673
CVS Health
5.050%, 03/25/2048	525	688
4.780%, 03/25/2038	230	286
4.100%, 03/25/2025	1,700	1,922
3.750%, 04/01/2030	590	680
DaVita HealthCare Partners
5.125%, 07/15/2024	1,000	1,017
DENTSPLY SIRONA
3.250%, 06/01/2030	325	342
DH Europe Finance II Sarl
2.600%, 11/15/2029	175	186
HCA
5.625%, 09/01/2028	1,000	1,116
Immucor
11.125%, 02/15/2022 (A)	650	580
Jaguar Holding II
5.000%, 06/15/2028 (A)	1,100	1,126
4.625%, 06/15/2025 (A)	950	967
LifePoint Health
4.375%, 02/15/2027 (A)	440	416
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	670	623
Polaris Intermediate
8.500%cash/9.250% PIK, 12/01/2022 (A)	750	660
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	330	311
5.250%, 04/15/2024 (A)	140	143
Radiology Partners
9.250%, 02/01/2028 (A)	660	622
Select Medical
6.250%, 08/15/2026 (A)	450	455
Stryker
1.950%, 06/15/2030	825	831
Tenet Healthcare
8.125%, 04/01/2022	1,200	1,260
7.500%, 04/01/2025 (A)	540	574
6.250%, 02/01/2027 (A)	200	199
5.125%, 11/01/2027 (A)	150	148
US Renal Care
10.625%, 07/15/2027 (A)	40	41
Zimmer Biomet Holdings
3.550%, 03/20/2030	800	865
Zoetis
2.000%, 05/15/2030	1,100	1,131

		30,258

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 6.9%
AECOM
5.125%, 03/15/2027	$950	$1,021
AerCap Ireland Capital DAC
6.500%, 07/15/2025	515	540
4.875%, 01/16/2024	400	398
4.625%, 07/01/2022	2,300	2,326
4.500%, 09/15/2023	340	340
3.950%, 02/01/2022	150	150
3.500%, 05/26/2022	150	148
3.300%, 01/23/2023	160	157
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)	350	316
Air Canada
7.750%, 04/15/2021 (A)	220	220
Air Lease
3.250%, 03/01/2025	850	852
Air Lease MTN
3.750%, 06/01/2026	600	605
Allison Transmission
5.000%, 10/01/2024 (A)	100	100
American News
8.500%, 09/01/2026 (A)	1,871	2,058
Aviation Capital Group
2.875%, 01/20/2022 (A)	340	325
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	10	8
Boeing
5.930%, 05/01/2060	1,000	1,186
5.805%, 05/01/2050	350	413
3.450%, 11/01/2028	375	366
3.250%, 03/01/2028	425	422
3.250%, 02/01/2035	110	100
Bombardier
7.500%, 03/15/2025 (A)	350	228
6.125%, 01/15/2023 (A)	1,490	1,025
Builders FirstSource
5.000%, 03/01/2030 (A)	319	300
Canadian Pacific Railway
2.050%, 03/05/2030	200	205
Carrier Global
2.493%, 02/15/2027 (A)	1,100	1,121
2.242%, 02/15/2025 (A)	2,375	2,428
1.923%, 02/15/2023 (A)	250	255
Caterpillar
3.250%, 04/09/2050	175	195
CDW
4.125%, 05/01/2025	300	300
Cleaver-Brooks
7.875%, 03/01/2023 (A)	380	322

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Core & Main Holdings
8.625%cash/9.375% PIK, 09/15/2024 (A)	$650	$651
CoStar Group
2.800%, 07/15/2030 (A)	625	640
DAE Funding
5.750%, 11/15/2023 (A)	1,530	1,457
Delta Air Lines
7.375%, 01/15/2026	570	551
7.000%, 05/01/2025 (A)	460	475
3.400%, 04/19/2021	760	739
2.900%, 10/28/2024	1,070	868
Delta Air Lines Pass-Through Trust, Ser 2007- 1, Cl A
6.821%, 08/10/2022	159	155
DP World MTN
5.625%, 09/25/2048 (A)	750	818
Dun & Bradstreet
6.875%, 08/15/2026 (A)	1,150	1,212
GE Capital Funding
4.400%, 05/15/2030 (A)	425	442
GE Capital International Funding Unlimited Co
3.373%, 11/15/2025	400	420
General Electric
2.700%, 10/09/2022	100	104
General Electric MTN
6.875%, 01/10/2039	1,270	1,560
3.100%, 01/09/2023	275	288
GFL Environmental
8.500%, 05/01/2027 (A)	849	923
5.125%, 12/15/2026 (A)	195	202
4.250%, 06/01/2025 (A)	550	555
Hillenbrand
5.750%, 06/15/2025	350	362
Husky III Holding
13.000%cash/13.750% PIK, 02/15/2025 (A)	600	578
IAA
5.500%, 06/15/2027 (A)	250	258
IHS Markit
4.750%, 08/01/2028	700	821
3.625%, 05/01/2024	425	456
IHS Netherlands Holdco BV
7.125%, 03/18/2025	1,000	1,010
International Lease Finance
4.625%, 04/15/2021	150	152
JB Poindexter
7.125%, 04/15/2026 (A)	310	313
KOC Holding
6.500%, 03/11/2025	2,170	2,217
5.250%, 03/15/2023	1,330	1,333

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mexico City Airport Trust
5.500%, 10/31/2046 (A)	$400	$352
5.500%, 07/31/2047	892	789
4.250%, 10/31/2026 (A)	210	198
3.875%, 04/30/2028 (A)	1,190	1,079
MHP Lux
6.950%, 04/03/2026	1,870	1,900
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	565	566
Mobile Mini
5.875%, 07/01/2024	50	51
MV24 Capital BV
6.748%, 06/01/2034	2,974	2,825
Northrop Grumman
3.250%, 01/15/2028	1,950	2,181
Otis Worldwide
2.565%, 02/15/2030 (A)	1,425	1,497
2.293%, 04/05/2027 (A)	225	235
Park-Ohio Industries
6.625%, 04/15/2027	1,020	836
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	310	321
Raytheon Technologies
4.125%, 11/16/2028	1,050	1,237
RR Donnelley & Sons
8.250%, 07/01/2027	584	578
Sensata Technologies
4.375%, 02/15/2030 (A)	230	228
Stanley Black & Decker
4.250%, 11/15/2028	650	776
Swire Pacific Financing MTN
4.500%, 10/09/2023	200	217
Titan Acquisition
7.750%, 04/15/2026 (A)	1,465	1,386
TransDigm
8.000%, 12/15/2025 (A)	900	946
6.500%, 05/15/2025	390	365
6.250%, 03/15/2026 (A)	1,080	1,077
5.500%, 11/15/2027	960	838
Uber Technologies
7.500%, 09/15/2027 (A)	1,200	1,203
United Airlines Holdings
6.000%, 12/01/2020	50	50
United Airlines Pass-Through Trust, Ser 2015- 1, Cl A
3.700%, 12/01/2022	240	223
United Rentals North America
5.250%, 01/15/2030	330	341
4.875%, 01/15/2028	350	359
4.625%, 10/15/2025	410	412
3.875%, 11/15/2027	260	259

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Univar Solutions USA
5.125%, 12/01/2027 (A)	$300	$304
WESCO Distribution
7.250%, 06/15/2028 (A)	678	717
XPO CNW
6.700%, 05/01/2034	1,214	1,248
XPO Logistics
6.750%, 08/15/2024 (A)	120	126

		63,710

Information Technology — 3.2%
Amkor Technology
6.625%, 09/15/2027 (A)	400	428
ams
7.000%, 07/31/2025 (A)	777	769
Applied Materials
1.750%, 06/01/2030	275	281
Banff Merger Sub
9.750%, 09/01/2026 (A)	200	201
Broadcom
4.700%, 04/15/2025 (A)	1,100	1,240
4.250%, 04/15/2026 (A)	3,525	3,923
3.625%, 10/15/2024 (A)	800	869
3.500%, 01/15/2028	53	56
3.125%, 01/15/2025	50	53
Castle US Holding
9.500%, 02/15/2028 (A)	839	776
CDK Global
5.250%, 05/15/2029 (A)	480	498
CommScope
8.250%, 03/01/2027 (A)	300	308
7.125%, 07/01/2028 (A)	1,225	1,222
CommScope Technologies
5.000%, 03/15/2027 (A)	170	153
Dell International
6.020%, 06/15/2026 (A)	1,600	1,834
5.450%, 06/15/2023 (A)	525	574
EIG Investors
10.875%, 02/01/2024	100	97
EMC
3.375%, 06/01/2023	1,650	1,669
Entegris
4.375%, 04/15/2028 (A)	200	204
Fiserv
3.200%, 07/01/2026	775	858
Global Payments
3.200%, 08/15/2029	225	241
2.650%, 02/15/2025	400	424
Go Daddy Operating
5.250%, 12/01/2027 (A)	260	265
Hewlett Packard Enterprise
4.900%, 10/15/2025	1,865	2,153

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.650%, 10/01/2024	$500	$561
4.450%, 10/02/2023	875	955
Intuit
1.650%, 07/15/2030	125	125
1.350%, 07/15/2027	175	176
j2 Cloud Services
6.000%, 07/15/2025 (A)	540	550
Lam Research
1.900%, 06/15/2030	300	307
Microchip Technology
2.670%, 09/01/2023 (A)	1,125	1,158
NXP BV
4.625%, 06/15/2022 (A)	1,000	1,065
3.400%, 05/01/2030 (A)	225	242
Open Text
3.875%, 02/15/2028 (A)	180	173
Open Text Holdings
4.125%, 02/15/2030 (A)	453	445
Oracle
3.600%, 04/01/2050	609	678
Prosus
4.850%, 07/06/2027 (A)	740	828
3.680%, 01/21/2030 (A)	250	262
Sabre GLBL
9.250%, 04/15/2025 (A)	1,043	1,099
Solera
10.500%, 03/01/2024 (A)	1,480	1,506
Sunny Express Enterprises
3.350%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+4.762%(C)	200	199
Visa
2.700%, 04/15/2040	200	214

		29,639

Materials — 2.5%
Air Products and Chemicals
2.800%, 05/15/2050	125	131
2.050%, 05/15/2030	175	184
Anglo American Capital
5.625%, 04/01/2030 (A)	500	604
ArcelorMittal
3.600%, 07/16/2024	20	20
ARD Finance
6.500%cash/8.000% PIK,
06/30/2027 (A)	210	208
Axalta Coating Systems
4.750%, 06/15/2027 (A)	564	567
Berry Global
5.625%, 07/15/2027 (A)	550	564
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	970	908

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cemex
7.375%, 06/05/2027 (A)	$1,010	$1,026
Cleveland-Cliffs
5.750%, 03/01/2025	550	468
DuPont de Nemours
4.493%, 11/15/2025	450	518
4.205%, 11/15/2023	250	274
First Quantum Minerals
7.250%, 04/01/2023 (A)	1,740	1,662
Freeport-McMoRan
5.450%, 03/15/2043	1,210	1,186
3.550%, 03/01/2022	33	33
Glencore Funding
4.125%, 03/12/2024 (A)	400	429
Hudbay Minerals
7.625%, 01/15/2025 (A)	1,110	1,054
Huntsman International
4.500%, 05/01/2029	375	395
Illuminate Buyer
9.000%, 07/01/2028 (A)	147	153
Kraton Polymers
7.000%, 04/15/2025 (A)	1,000	1,005
LABL Escrow Issuer
6.750%, 07/15/2026 (A)	950	988
Metinvest BV
7.750%, 04/23/2023 (A)	375	370
Newcrest Finance Pty
3.250%, 05/13/2030 (A)	150	161
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)	960	10
Novelis
4.750%, 01/30/2030 (A)	800	764
OCI
5.250%, 11/01/2024 (A)	325	312
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	267	278
Reynolds Group
7.000%, 07/15/2024 (A)	105	105
Samarco Mineracao
5.750%, 10/24/2023 (B)	200	103
4.125%, 11/01/2022 (B)	200	103
SASOL Financing USA
5.875%, 03/27/2024	1,080	961
Sealed Air
6.875%, 07/15/2033 (A)	411	486
Sherwin-Williams
3.450%, 08/01/2025	875	965
Sociedad Quimica y Minera de Chile
4.375%, 01/28/2025	220	235
Starfruit Finco BV
8.000%, 10/01/2026 (A)	650	665

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Steel Dynamics
2.400%, 06/15/2025		$140	$144
Suzano Austria GmbH
6.000%, 01/15/2029		530	572
5.750%, 07/14/2026		400	437
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	204
Teck Resources
6.000%, 08/15/2040		$200	212
5.400%, 02/01/2043		480	472
3.900%, 07/15/2030 (A)		250	249
Vale Overseas
6.250%, 08/10/2026		880	1,035
WR Grace & -Conn
4.875%, 06/15/2027 (A)		1,879	1,903

			23,123

Real Estate — 1.5%
Alexandria Real Estate Equities
3.800%, 04/15/2026		350	393
3.375%, 08/15/2031		375	419
American Tower
3.950%, 03/15/2029		300	341
3.375%, 05/15/2024		25	27
CoreCivic
4.625%, 05/01/2023		1,000	960
Crown Castle International Corp
4.150%, 07/01/2050		100	117
CyrusOne
1.450%, 01/22/2027	EUR	380	409
Diversified Healthcare Trust
9.750%, 06/15/2025		$470	505
Duke Realty
1.750%, 07/01/2030		300	298
Essex Portfolio
3.000%, 01/15/2030		400	436
Five Point Operating
7.875%, 11/15/2025 (A)		940	888
MPT Operating Partnership
5.000%, 10/15/2027		673	692
3.692%, 06/05/2028	GBP	544	673
Realogy Group
9.375%, 04/01/2027 (A)		$1,410	1,315
7.625%, 06/15/2025 (A)		646	646
Service Properties Trust
7.500%, 09/15/2025		287	302
4.950%, 10/01/2029		609	517
4.750%, 10/01/2026		1,011	894
Spirit Realty
3.200%, 01/15/2027		600	573
VEREIT Operating Partnership
4.875%, 06/01/2026		1,000	1,109

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vertical Holding
7.750%, 07/31/2028	$210	$210
Vertical US
5.250%, 07/15/2027	630	630
VICI Properties
4.625%, 12/01/2029 (A)	860	839
WP Carey
4.250%, 10/01/2026	700	764

		13,957

Utilities — 1.4%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	125	145
3.750%, 06/15/2023 (A)	325	349
American Electric Power
2.300%, 03/01/2030	300	301
AmeriGas Partners
5.875%, 08/20/2026	75	79
Avangrid
3.200%, 04/15/2025	250	273
Dominion Energy
3.071%, 08/15/2024	575	619
East Ohio Gas
3.000%, 06/15/2050 (A)	175	174
Eskom Holdings SOC MTN
6.750%, 08/06/2023	230	218
6.350%, 08/10/2028	500	500
FirstEnergy
2.650%, 03/01/2030	800	835
2.250%, 09/01/2030	325	327
Greenko Investment
4.875%, 08/16/2023 (A)	410	399
NiSource
3.600%, 05/01/2030	75	86
3.490%, 05/15/2027	1,325	1,498
NRG Energy
7.250%, 05/15/2026	1,070	1,129
5.750%, 01/15/2028	40	42
Sempra Energy
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.550%(C)	1,338	1,346
3.400%, 02/01/2028	1,075	1,176
Southern
3.250%, 07/01/2026	650	720
Southern California Edison
4.200%, 03/01/2029	450	525
Suburban Propane Partners
5.500%, 06/01/2024	250	248
Talen Energy Supply
10.500%, 01/15/2026 (A)	540	427

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vistra Operations
3.550%, 07/15/2024 (A)		$1,200	$1,238

			12,654

Total Corporate Obligations (Cost $446,653) ($ Thousands)			444,060

SOVEREIGN DEBT — 12.2%

Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		380	463
3.875%, 04/16/2050 (A)		1,630	1,925
3.125%, 04/16/2030 (A)		230	253
2.125%, 09/30/2024 (A)		400	412
Angolan Government International Bond
9.375%, 05/08/2048 (A)		400	324
9.125%, 11/26/2049 (A)		1,170	945
8.250%, 05/09/2028 (A)		660	541
8.000%, 11/26/2029 (A)		650	533
Argentine Republic Government International Bond
7.125%, 07/06/2036 (B)		1,340	522
6.875%, 04/22/2021 (B)		900	373
6.875%, 01/26/2027 (B)		370	148
6.875%, 01/11/2048 (B)		230	89
5.875%, 01/11/2028 (B)		528	210
5.250%, 01/15/2028 (B)	EUR	760	312
4.625%, 01/11/2023 (B)		$1,250	519
3.750%, 5.25%, 12/31/2038, 03/31/2029 (B)(E)		1,310	511
3.375%, 01/15/2023 (B)	EUR	790	336
Armenia Government International Bond
3.950%, 09/26/2029 (A)		$290	280
Azerbaijan Government International Bond
3.500%, 09/01/2032		1,360	1,327
Bahrain Government International Bond
7.375%, 05/14/2030 (A)		1,610	1,830
Banque Centrale de Tunisie International Bond
6.750%, 10/31/2023 (A)	EUR	440	467
Belize Government International Bond
4.938%, 02/20/2034		$165	67
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		160	161
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2029	BRL	1,400	307
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		10,500	2,271
CBB International Sukuk Programme SPC
6.250%, 11/14/2024 (A)		$300	318
Colombia Government International Bond
4.125%, 05/15/2051		630	633

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.125%, 04/15/2031		$730	$725
3.000%, 01/30/2030		200	198
Dominican Republic International Bond
7.450%, 04/30/2044		600	617
6.850%, 01/27/2045		660	631
6.500%, 02/15/2048 (A)		1,270	1,170
6.400%, 06/05/2049 (A)		660	602
6.000%, 07/19/2028 (A)		1,300	1,308
4.500%, 01/30/2030		550	497
Eastern & Southern African Trade & Development Bank MTN
5.375%, 03/14/2022		210	211
Ecuador Government International Bond
9.650%, 12/13/2026 (A)(B)		590	254
9.625%, 06/02/2027 (A)(B)		1,550	661
9.500%, 03/27/2030 (A)(B)		1,220	519
8.875%, 10/23/2027 (A)(B)		1,500	630
7.950%, 06/20/2024 (B)		210	103
Egypt Government International Bond
8.875%, 05/29/2050 (A)		710	700
8.700%, 03/01/2049 (A)		520	509
8.500%, 01/31/2047		650	634
7.903%, 02/21/2048 (A)		360	332
7.625%, 05/29/2032 (A)		480	468
7.600%, 03/01/2029 (A)		510	519
6.375%, 04/11/2031 (A)	EUR	330	342
5.625%, 04/16/2030		1,560	1,577
4.750%, 04/11/2025		100	108
4.750%, 04/16/2026		680	723
Ghana Government International Bond
10.750%, 10/14/2030		$210	252
8.627%, 06/16/2049		1,070	965
8.125%, 01/18/2026		500	506
8.125%, 03/26/2032 (A)		1,180	1,107
7.875%, 03/26/2027 (A)		260	257
7.625%, 05/16/2029		600	565
Guatemala Government Bond
6.125%, 06/01/2050 (A)		530	613
5.750%, 06/06/2022		500	523
4.900%, 06/01/2030 (A)		280	299
4.875%, 02/13/2028		790	841
4.500%, 05/03/2026 (A)		770	801
4.375%, 06/05/2027 (A)		790	818
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023 (A)		860	852
Honduras Government International Bond
7.500%, 03/15/2024		660	713
Indonesia Government International Bond
5.250%, 01/17/2042		1,000	1,238
4.450%, 04/15/2070		660	759
3.850%, 10/15/2030		200	222
3.500%, 01/11/2028		880	935

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.850%, 02/14/2030		$900	$919
0.900%, 02/14/2027	EUR	180	192
Indonesia Treasury Bond
7.000%, 05/15/2027	IDR	96,424,000	6,750
Iraq Government International Bond
5.800%, 01/15/2028		$280	252
Israel Government International Bond
4.500%, 04/03/2120		290	374
3.875%, 07/03/2050		690	819
2.750%, 07/03/2030		460	506
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	420	427
5.250%, 03/22/2030		390	407
Jamaica Government International Bond
7.875%, 07/28/2045		$740	904
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025		720	834
Kenya Government International Bond
8.250%, 02/28/2048 (A)		260	256
8.000%, 05/22/2032 (A)		910	896
7.000%, 05/22/2027 (A)		250	246
Kuwait International Government Bond
3.500%, 03/20/2027 (A)		1,160	1,294
Lebanon Government International Bond
8.250%, 05/17/2034 (B)		40	6
8.200%, 05/17/2033 (B)		50	8
7.150%, 11/20/2031 (B)		50	8
7.050%, 11/02/2035 (B)		110	19
7.000%, 03/20/2028 (B)		40	6
6.850%, 03/23/2027 (B)		100	17
6.850%, 05/25/2029 (B)		721	121
6.750%, 11/29/2027 (B)		410	70
6.650%, 04/22/2024 (B)		170	29
6.650%, 11/03/2028 (B)		130	22
6.650%, 02/26/2030 (B)		872	146
6.600%, 11/27/2026 (B)		40	7
6.200%, 02/26/2025 (B)		860	146
Mexican Bonos
8.500%, 05/31/2029	MXN	9,520	488
6.500%, 06/09/2022		5,740	257
Mexico Government International Bond
4.750%, 03/08/2044		$440	466
4.500%, 01/31/2050		450	464
3.600%, 01/30/2025		1,000	1,060
Mongolia Government International Bond
5.625%, 05/01/2023		200	200
Morocco Government International Bond
1.500%, 11/27/2031 (A)	EUR	290	302
Mozambique International Bond
5.000%, 09/15/2031		$220	187

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Nigeria Government International Bond
8.747%, 01/21/2031		$1,720	$1,715
7.696%, 02/23/2038 (A)		690	628
Pakistan Government International Bond
8.250%, 09/30/2025		370	384
6.875%, 12/05/2027		200	197
Panama Government International Bond
4.500%, 04/01/2056		300	367
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)		290	278
Paraguay Government International Bond
6.100%, 08/11/2044		700	861
5.600%, 03/13/2048 (A)		560	654
5.400%, 03/30/2050 (A)		320	370
5.000%, 04/15/2026 (A)		440	486
4.700%, 03/27/2027 (A)		570	623
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026 (A)		530	586
4.450%, 02/20/2029 (A)		330	369
Peruvian Government International Bond
2.783%, 01/23/2031		480	512
Provincia de Buenos Aires
10.875%, 01/26/2021 (B)		63	30
9.950%, 06/09/2021 (A)(B)		3,100	1,279
9.125%, 03/16/2024 (A)(B)		550	227
7.875%, 06/15/2027 (A)(B)		400	164
6.500%, 02/15/2023 (A)(B)		2,240	930
Provincia de Cordoba
7.450%, 09/01/2024 (A)		520	304
Qatar Government International Bond
5.103%, 04/23/2048 (A)		1,690	2,297
4.817%, 03/14/2049 (A)		1,130	1,485
4.625%, 06/02/2046		280	360
4.400%, 04/16/2050 (A)		450	557
3.750%, 04/16/2030 (A)		200	228
Republic of Belarus International Bond
6.875%, 02/28/2023		260	260
6.200%, 02/28/2030		200	191
Romanian Government International Bond
5.125%, 06/15/2048 (A)		200	236
4.625%, 04/03/2049 (A)	EUR	150	193
3.375%, 01/28/2050		760	827
2.875%, 05/26/2028		650	758
2.875%, 03/11/2029		1,490	1,728
2.124%, 07/16/2031 (A)		250	267
2.000%, 12/08/2026 (A)		590	663
2.000%, 01/28/2032 (A)		110	115
Russian Federal Bond - OFZ
7.050%, 01/19/2028	RUB	434,240	6,647
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047		$200	264

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.100%, 03/28/2035 (A)		$200	$247
4.750%, 05/27/2026		3,600	4,099
4.375%, 03/21/2029 (A)		800	909
Saudi Government International Bond MTN
4.500%, 04/22/2060 (A)		1,070	1,230
3.750%, 01/21/2055 (A)		220	224
3.250%, 10/22/2030 (A)		430	461
Senegal Government International Bond
4.750%, 03/13/2028 (A)	EUR	740	802
Serbia International Bond
1.500%, 06/26/2029 (A)		500	526
South Africa Government International Bond
5.650%, 09/27/2047		$950	825
4.850%, 09/27/2027		890	870
4.665%, 01/17/2024		1,170	1,192
4.300%, 10/12/2028		200	185
Sri Lanka Government International Bond
7.550%, 03/28/2030 (A)		910	589
6.850%, 03/14/2024 (A)		920	639
6.850%, 11/03/2025		570	379
6.825%, 07/18/2026 (A)		250	164
6.750%, 04/18/2028 (A)		660	427
6.200%, 05/11/2027 (A)		380	246
Third Pakistan International Sukuk
5.625%, 12/05/2022		630	613
Turkey Government International Bond
7.625%, 04/26/2029		560	589
7.375%, 02/05/2025		30	32
6.875%, 03/17/2036		60	58
6.000%, 01/14/2041		1,980	1,706
5.200%, 02/16/2026	EUR	260	294
4.250%, 03/13/2025		$410	382
4.250%, 04/14/2026		530	482
Ukraine Government International Bond
12.597%, 05/31/2040 (D)		1,212	1,115
9.750%, 11/01/2028 (A)		640	729
8.994%, 02/01/2024		670	719
7.750%, 09/01/2022		450	468
7.750%, 09/01/2023		910	953
7.750%, 09/01/2024		230	239
7.750%, 09/01/2027		250	259
7.375%, 09/25/2032 (A)		200	201
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024 (A)		340	358

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Zambia Government International Bond
5.375%, 09/20/2022	$760	$398

Total Sovereign Debt (Cost $122,030) ($ Thousands)		113,135

	Shares

COMMON STOCK — 10.4%
Communication Services — 1.1%
Activision Blizzard Inc	2,835	215
Alphabet Inc, Cl A *	1,129	1,601
Alphabet Inc, Cl C *	1,100	1,555
AT&T Inc	26,856	812
CenturyLink Inc	4,030	40
Charter Communications Inc, Cl A *	562	287
Comcast Corp, Cl A	17,182	670
Discovery Inc, Cl A *	684	14
Discovery Inc, Cl C *	1,539	30
DISH Network Corp, Cl A *	1,018	35
Electronic Arts Inc *	1,108	146
Facebook Inc, Cl A *	9,041	2,053
Fox Corp	1,888	51
Interpublic Group of Cos Inc/The	1,552	27
Live Nation Entertainment Inc *	626	28
Netflix Inc *	1,658	755
News Corp, Cl A	1,532	18
News Corp, Cl B	450	5
Omnicom Group Inc	736	40
Take-Two Interactive Software Inc, Cl A *	386	54
T-Mobile US Inc *	2,038	212
Twitter Inc *	3,046	91
Verizon Communications Inc	15,593	860
ViacomCBS Inc, Cl B	2,033	47
Walt Disney Co/The *	6,810	759

		10,405

Consumer Discretionary — 1.1%
Advance Auto Parts Inc	262	37
Amazon.com Inc, Cl A *	1,574	4,342
Aptiv PLC *	1,048	82
AutoZone Inc *	83	94
Best Buy Co Inc	848	74
Booking Holdings Inc *	150	239
BorgWarner Inc	797	28
CarMax Inc *	550	49
Carnival Corp *	1,747	29
Cengage Learning Holdings II Inc *	5,114	14
Chipotle Mexican Grill Inc, Cl A *	99	104
Darden Restaurants Inc *	545	41
Dollar General Corp	962	183
Dollar Tree Inc *	821	76
Domino’s Pizza Inc	140	52

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DR Horton Inc	1,142	$63
eBay Inc	2,443	128
Expedia Group Inc *	512	42
Ford Motor Co *	15,189	92
Gap Inc/The	932	12
Garmin Ltd	486	47
General Motors Co *	4,853	123
Genuine Parts Co	487	42
H&R Block Inc	821	12
Hanesbrands Inc	1,495	17
Hasbro Inc	564	42
Hilton Worldwide Holdings Inc *	981	72
Home Depot Inc/The	4,051	1,015
Kohl’s Corp *	759	16
L Brands Inc *	995	15
Las Vegas Sands Corp *	1,162	53
Leggett & Platt Inc	534	19
Lennar Corp, Cl A	947	58
LKQ Corp *	1,349	35
Lowe’s Cos Inc	2,858	386
Marriott International Inc/MD, Cl A *	948	81
McDonald’s Corp	2,809	518
MGM Resorts International	1,879	32
Mohawk Industries Inc *	261	27
Newell Brands Inc, Cl B	1,757	28
NIKE Inc, Cl B	4,687	460
Norwegian Cruise Line Holdings Ltd *	900	15
NVR Inc *	15	49
O’Reilly Automotive Inc *	266	112
PulteGroup Inc	961	33
PVH Corp *	313	15
Ralph Lauren Corp, Cl A *	219	16
Ross Stores Inc *	1,278	109
Royal Caribbean Cruises Ltd *	735	37
Starbucks Corp	4,428	326
Tapestry Inc *	1,201	16
Target Corp, Cl A	1,904	228
Tiffany & Co	369	45
TJX Cos Inc/The *	4,559	231
Tractor Supply Co	434	57
Ulta Beauty Inc *	241	49
Under Armour Inc, Cl A *	727	7
Under Armour Inc, Cl C *	920	8
VF Corp	1,137	69
Whirlpool Corp	271	35
Wynn Resorts Ltd *	423	32
Yum! Brands Inc	1,058	92

		10,460

Consumer Staples — 0.7%
Altria Group Inc	7,057	277
Archer-Daniels-Midland Co	1,938	77
Brown-Forman Corp, Cl B	747	48

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Campbell Soup Co	549	$27
Church & Dwight Co Inc	847	65
Clorox Co/The	484	106
Coca-Cola Co/The	14,582	652
Colgate-Palmolive Co	3,259	239
Conagra Brands Inc	1,671	59
Constellation Brands Inc, Cl A	649	114
Costco Wholesale Corp	1,668	506
Coty Inc, Cl A *	1,002	4
Estee Lauder Cos Inc/The, Cl A *	829	156
General Mills Inc	2,328	143
Hershey Co/The	517	67
Hormel Foods Corp	946	46
J M Smucker Co/The	388	41
Kellogg Co	1,027	68
Kimberly-Clark Corp	1,301	184
Kraft Heinz Co/The	2,151	69
Kroger Co/The	2,813	95
Lamb Weston Holdings Inc	600	38
McCormick & Co Inc/MD	428	77
Molson Coors Beverage Co, Cl B *	772	27
Mondelez International Inc, Cl A	5,421	277
Monster Beverage Corp *	1,335	93
PepsiCo Inc	5,233	692
Philip Morris International Inc	5,891	413
Procter & Gamble Co/The	9,321	1,114
Sysco Corp, Cl A	1,963	107
Tyson Foods Inc, Cl A	1,020	61
Walgreens Boots Alliance Inc	2,649	112
Walmart Inc	5,342	640

		6,694

Energy — 0.3%
Apache Corp	1,761	24
Baker Hughes Co, Cl A	2,482	38
Cabot Oil & Gas Corp	1,880	32
ChampionX Corp *	25	—
Chevron Corp	7,045	629
Concho Resources Inc	673	35
ConocoPhillips	3,895	164
Devon Energy Corp	1,630	18
Diamondback Energy Inc, Cl A	700	29
EOG Resources Inc	2,247	114
Exxon Mobil Corp	15,944	713
Halliburton Co	3,313	43
Hess Corp	982	51
HollyFrontier Corp	665	19
Kinder Morgan Inc	7,513	114
Marathon Oil Corp *	3,620	22
Marathon Petroleum Corp	2,527	94
National Oilwell Varco Inc, Cl A *	1,759	22
Noble Energy Inc	2,020	18
Occidental Petroleum Corp	3,051	56

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ONEOK Inc	1,748	$58
Phillips 66	1,565	113
Pioneer Natural Resources Co	564	55
Schlumberger Ltd, Cl A	5,382	99
TechnipFMC PLC	1,998	14
Titan Energy LLC *	12,743	—
Valero Energy Corp	1,432	84
Williams Cos Inc/The	4,720	90

		2,748

Financials — 1.1%
Aflac Inc	2,583	93
Allstate Corp/The	1,144	111
American Express Co	2,510	239
American International Group Inc	3,032	95
Ameriprise Financial Inc	457	69
Aon, Cl A	884	170
Arthur J Gallagher & Co	744	73
Aspect *(F)	57	—
Assurant Inc	273	28
Bank of America Corp	29,442	699
Bank of New York Mellon Corp/The	2,960	114
Berkshire Hathaway Inc, Cl B *	7,316	1,306
BlackRock Inc	585	318
Capital One Financial Corp	1,636	102
Cboe Global Markets Inc	463	43
Charles Schwab Corp/The	4,394	148
Chubb Ltd	1,719	218
Cincinnati Financial Corp	515	33
Citigroup Inc	7,876	403
Citizens Financial Group Inc	1,434	36
CME Group Inc	1,365	222
Comerica Inc	700	27
Discover Financial Services	1,146	57
E*TRADE Financial Corp	746	37
Everest Re Group Ltd	166	34
Fifth Third Bancorp	2,398	46
First Republic Bank/CA	673	71
Franklin Resources Inc	1,278	27
Globe Life Inc	429	32
Goldman Sachs Group Inc/The	1,138	225
Hartford Financial Services Group Inc/The	1,231	47
Huntington Bancshares Inc/OH	3,846	35
Intercontinental Exchange Inc	2,088	191
Invesco Ltd	1,887	20
JPMorgan Chase & Co	11,472	1,079
KeyCorp	3,314	40
Lincoln National Corp	899	33
Loews Corp	851	29
M&T Bank Corp	482	50
MarketAxess Holdings Inc	130	65
Marsh & McLennan Cos Inc	1,878	202
MetLife Inc	2,746	100

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Moody’s Corp	617	$170
Morgan Stanley	4,406	213
MSCI Inc, Cl A	328	110
Nasdaq Inc, Cl A	388	46
Northern Trust Corp	733	58
People’s United Financial Inc	1,719	20
PNC Financial Services Group Inc/The	1,559	164
Principal Financial Group Inc, Cl A	1,022	42
Progressive Corp/The	2,237	179
Prudential Financial Inc	1,404	86
Raymond James Financial Inc	535	37
Regions Financial Corp	3,209	36
S&P Global Inc	896	295
State Street Corp	1,268	81
SVB Financial Group, Cl B *	224	48
Synchrony Financial	1,873	42
T Rowe Price Group Inc	819	101
Travelers Cos Inc/The	908	104
Truist Financial Corp	4,960	186
Unum Group	910	15
US Bancorp	5,069	187
W R Berkley Corp	600	34
Wells Fargo & Co	13,849	355
Willis Towers Watson PLC	451	89
Zions Bancorp NA	626	21

		9,686

Health Care — 1.5%
Abbott Laboratories	6,676	610
AbbVie Inc	6,649	653
ABIOMED Inc *	170	41
Agilent Technologies Inc	1,195	106
Alexion Pharmaceuticals Inc *	772	87
Align Technology Inc *	244	67
AmerisourceBergen Corp, Cl A	512	52
Amgen Inc, Cl A	2,222	524
Anthem Inc	959	252
Baxter International Inc	1,947	168
Becton Dickinson and Co	1,091	261
Biogen Inc *	602	161
Bio-Rad Laboratories Inc, Cl A *	81	37
Boston Scientific Corp *	5,260	185
Bristol-Myers Squibb Co	8,549	503
Cardinal Health Inc	1,001	52
Centene Corp *	2,224	141
Cerner Corp	1,095	75
Cigna Corp	1,402	263
Cooper Cos Inc/The, Cl A	204	58
Covetrus Inc *	1	—
CVS Health Corp	4,957	322
Danaher Corp, Cl A	2,336	413
DaVita Inc *	355	28
DENTSPLY SIRONA Inc	969	43

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DexCom Inc *	354	$143
Edwards Lifesciences Corp, Cl A *	2,373	164
Eli Lilly and Co	3,181	522
Gilead Sciences Inc	4,624	356
HCA Healthcare Inc *	932	90
Henry Schein Inc *	634	37
Hologic Inc *	970	55
Humana Inc	505	196
IDEXX Laboratories Inc *	299	99
Illumina Inc *	561	208
Incyte Corp *	707	73
Intuitive Surgical Inc *	429	244
IQVIA Holdings Inc *	631	90
Johnson & Johnson	9,914	1,394
Laboratory Corp of America Holdings *	331	55
McKesson Corp	629	96
Medtronic PLC	5,070	465
Merck & Co Inc	9,517	736
Mettler-Toledo International Inc *	84	68
Mylan NV *	2,195	35
PerkinElmer Inc	365	36
Perrigo Co PLC	599	33
Pfizer Inc	20,952	685
Quest Diagnostics Inc	455	52
Regeneron Pharmaceuticals Inc *	384	239
ResMed Inc	560	108
STERIS PLC	288	44
Stryker Corp	1,228	221
Teleflex Inc	159	58
Thermo Fisher Scientific Inc	1,492	541
UnitedHealth Group Inc	3,571	1,053
Universal Health Services Inc, Cl B *	355	33
Varian Medical Systems Inc *	372	46
Vertex Pharmaceuticals Inc *	953	277
Waters Corp *	267	48
West Pharmaceutical Services Inc	300	68
Zimmer Biomet Holdings Inc	804	96
Zoetis Inc, Cl A	1,806	247

		14,113

Industrials — 0.8%
3M Co	2,180	340
A O Smith Corp	649	31
Alaska Air Group Inc *	494	18
Allegion plc	351	36
American Airlines Group Inc *	1,751	23
AMETEK Inc	791	71
Boeing Co/The *	2,031	372
Carrier Global Corp	3,204	71
Caterpillar Inc, Cl A	1,980	250
CH Robinson Worldwide Inc	578	46
Cintas Corp	328	87
Copart Inc *	701	58

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CSX Corp	2,920	$204
Cummins Inc	536	93
Deere & Co	1,195	188
Delta Air Lines Inc, Cl A *	2,121	59
Dover Corp	541	52
Eaton Corp PLC	1,462	128
Emerson Electric Co	2,152	133
Equifax Inc	475	82
Expeditors International of Washington Inc	627	48
Fastenal Co, Cl A	2,226	95
FedEx Corp	926	130
Flowserve Corp	514	15
Fortive Corp	1,023	69
Fortune Brands Home & Security Inc	568	36
General Dynamics Corp	828	124
General Electric Co	33,312	228
Honeywell International Inc	2,657	384
Howmet Aerospace Inc *	1,864	30
Huntington Ingalls Industries Inc, Cl A	177	31
IDEX Corp	305	48
IHS Markit Ltd	1,541	116
Illinois Tool Works Inc	1,042	182
Ingersoll Rand Inc *	1,348	38
Jacobs Engineering Group Inc	455	39
JB Hunt Transport Services Inc	373	45
Johnson Controls International plc	2,696	92
Kansas City Southern	357	53
L3Harris Technologies Inc	785	133
Lockheed Martin Corp	935	341
Masco Corp	956	48
Nielsen Holdings PLC	1,634	24
Norfolk Southern Corp	927	163
Northrop Grumman Corp	593	182
Old Dominion Freight Line Inc, Cl A	326	55
Otis Worldwide Corp	1,585	90
PACCAR Inc	1,210	91
Parker-Hannifin Corp, Cl A	445	82
Pentair PLC	658	25
Quanta Services Inc	570	22
Raytheon Technologies Corp	5,573	343
Republic Services Inc	726	60
Robert Half International Inc	536	28
Rockwell Automation Inc	450	96
Rollins Inc	630	27
Roper Technologies Inc	400	155
Snap-on Inc	234	32
Southwest Airlines Co, Cl A *	2,000	68
Stanley Black & Decker Inc	602	84
Teledyne Technologies Inc *	138	43
Textron Inc	872	29
Trane Technologies PLC	835	74
TransDigm Group Inc *	196	87

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Union Pacific Corp	2,566	$434
United Airlines Holdings Inc *	980	34
United Parcel Service Inc, Cl B	2,587	288
United Rentals Inc *	273	41
Verisk Analytics Inc, Cl A	574	98
Waste Management Inc	1,489	158
Westinghouse Air Brake Technologies Corp	773	44
WW Grainger Inc	147	46
Xylem Inc/NY	733	48

		7,718

Information Technology — 2.9%
Accenture PLC, Cl A	2,406	517
Adobe Inc *	1,816	790
Advanced Micro Devices Inc *	4,291	226
Akamai Technologies Inc *	668	72
Amphenol Corp, Cl A	1,144	110
Analog Devices Inc	1,409	173
ANSYS Inc *	334	97
Apple Inc	15,305	5,583
Applied Materials Inc	3,493	211
Arista Networks Inc *	232	49
Autodesk Inc, Cl A *	836	200
Automatic Data Processing Inc	1,635	243
Broadcom Inc	1,511	477
Broadridge Financial Solutions Inc	466	59
Cadence Design Systems Inc *	1,082	104
CDW Corp/DE	492	57
Cisco Systems Inc	15,991	746
Citrix Systems Inc	397	59
Cognizant Technology Solutions Corp, Cl A	1,928	110
Corning Inc, Cl B	2,646	68
DXC Technology Co *	1,199	20
F5 Networks Inc, Cl A *	278	39
Fidelity National Information Services Inc, Cl B	2,343	314
Fiserv Inc, Cl A *	2,144	209
FleetCor Technologies Inc *	301	76
FLIR Systems Inc	564	23
Fortinet Inc *	488	67
Gartner Inc *	297	36
Global Payments Inc	1,142	194
Hewlett Packard Enterprise Co	5,281	51
HP Inc	5,185	90
Intel Corp	15,950	954
International Business Machines Corp	3,360	406
Intuit Inc	958	284
IPG Photonics Corp *	143	23
Jack Henry & Associates Inc	262	48
Juniper Networks Inc	1,505	34
Keysight Technologies Inc *	648	65
KLA Corp	553	108
Lam Research Corp	555	179

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Leidos Holdings Inc	452	$42
Mastercard Inc, Cl A	3,329	984
Maxim Integrated Products Inc	926	56
Microchip Technology Inc	910	96
Micron Technology Inc *	4,093	211
Microsoft Corp	28,486	5,797
Motorola Solutions Inc	601	84
NetApp Inc	913	40
NortonLifeLock Inc	2,051	41
NVIDIA Corp	2,318	881
Oracle Corp, Cl B	7,872	435
Paychex Inc	1,110	84
Paycom Software Inc *	200	62
PayPal Holdings Inc *	4,426	771
Qlik *(F)	3,600	—
Qlik, Cl A *(F)	56	57
Qlik, Cl B *(F)	13,812	—
Qorvo Inc *	388	43
QUALCOMM Inc	4,259	388
salesforce.com Inc *	3,399	637
Seagate Technology PLC	935	45
ServiceNow Inc *	701	284
Skyworks Solutions Inc	586	75
Synopsys Inc *	583	114
TE Connectivity Ltd	1,170	95
Texas Instruments Inc	3,471	441
Tyler Technologies Inc *	149	52
VeriSign Inc *	359	74
Visa Inc, Cl A	6,350	1,227
Western Digital Corp *	1,217	54
Western Union Co/The	1,834	40
Xerox Holdings Corp	827	13
Xilinx Inc	877	86
Zebra Technologies Corp, Cl A *	181	46

		26,526

Materials — 0.3%
Air Products and Chemicals Inc	842	203
Albemarle Corp	448	35
Amcor PLC	5,892	60
Avery Dennison Corp	356	41
Ball Corp	1,142	79
Celanese Corp, Cl A	481	41
CF Industries Holdings Inc	935	26
Corteva Inc	2,601	70
Dow Inc	2,860	117
DuPont de Nemours Inc	2,814	149
Eastman Chemical Co	442	31
Ecolab Inc	911	181
FMC Corp	544	54
Freeport-McMoRan Inc, Cl B *	5,441	63
International Flavors & Fragrances Inc	445	54
International Paper Co	1,333	47

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Linde PLC	1,987	$421
LyondellBasell Industries NV, Cl A	878	58
Martin Marietta Materials Inc, Cl A	212	44
Mosaic Co/The	1,663	21
Newmont Corp	3,016	186
Nucor Corp	1,223	51
Packaging Corp of America	383	38
PPG Industries Inc	826	88
Sealed Air Corp	652	21
Sherwin-Williams Co/The, Cl A	309	179
Vulcan Materials Co	454	53
Westrock Co	1,156	33

		2,444

Real Estate — 0.3%
Alexandria Real Estate Equities Inc ‡	470	76
American Tower Corp, Cl A ‡	1,677	434
Apartment Investment and Management Co, Cl A ‡	659	25
AvalonBay Communities Inc ‡	488	75
Boston Properties Inc ‡	492	44
CBRE Group Inc, Cl A *‡	1,365	62
Crown Castle International Corp ‡	1,532	256
Digital Realty Trust Inc, Cl A ‡	991	141
Duke Realty Corp ‡	1,245	44
Equinix Inc ‡	326	229
Equity Residential ‡	1,220	72
Essex Property Trust Inc ‡	227	52
Extra Space Storage Inc ‡	440	41
Federal Realty Investment Trust ‡	325	28
Healthpeak Properties Inc ‡	2,018	56
Host Hotels & Resorts Inc *‡	2,848	31
Iron Mountain Inc ‡	1,253	33
Kimco Realty Corp *‡	1,773	23
Mid-America Apartment Communities Inc ‡	387	44
Prologis Inc ‡	2,807	262
Public Storage ‡	581	111
Realty Income Corp ‡	1,187	71
Regency Centers Corp ‡	713	33
SBA Communications Corp, Cl A ‡	398	119
Simon Property Group Inc ‡	1,066	73
SL Green Realty Corp ‡	353	17
UDR Inc ‡	1,209	45
Ventas Inc ‡	1,399	51
Vornado Realty Trust ‡	717	27
Welltower Inc ‡	1,551	80
Weyerhaeuser Co *‡	2,551	57

		2,712

Utilities — 0.3%
AES Corp/The	2,901	42
Alliant Energy Corp	1,029	49
Ameren Corp	853	60

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Electric Power Co Inc	1,900	$151
American Water Works Co Inc	632	81
Atmos Energy Corp	500	50
CenterPoint Energy Inc	2,203	41
CMS Energy Corp	981	57
Consolidated Edison Inc	1,170	84
Dominion Energy Inc	3,084	250
DTE Energy Co	668	72
Duke Energy Corp	2,702	216
Edison International	1,405	76
Entergy Corp	693	65
Evergy Inc	778	46
Eversource Energy	1,246	104
Exelon Corp	3,747	136
FirstEnergy Corp	1,891	73
NextEra Energy Inc	1,851	445
NiSource Inc	1,591	36
NRG Energy Inc	813	27
Pinnacle West Capital Corp	451	33
PPL Corp	2,670	69
Public Service Enterprise Group Inc	1,776	87
Sempra Energy	1,081	127
Southern Co/The	3,885	202
WEC Energy Group Inc	1,112	98
Xcel Energy Inc	2,021	126

		2,903

Total Common Stock (Cost $61,397) ($ Thousands)		96,409

	Face Amount (Thousands)

LOAN PARTICIPATIONS — 9.3%
Academy, LTD., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 07/01/2022	$660	527
ACProducts, Inc., Initial Term Loan, 1st Lien
7.500%, VAR LIBOR+6.500%, 08/18/2025	510	498
Acrisure, LLC, 2020 Term Loan, 1st Lien
3.678%, VAR LIBOR+3.500%, 02/15/2027	370	349
Advantage Sales & Marketing Inc., Initial Term Loan, 1st Lien
4.901%, VAR LIBOR+3.250%, 07/23/2021	2	2
3.558%, VAR LIBOR+3.250%, 07/23/2021	828	755
AI Aqua Merger Sub, Inc., Tranche B-1 Term Loan, 1st Lien
4.322%, VAR LIBOR+3.250%, 12/13/2023	593	568

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Allen Media, Term Loan, 1st Lien
5.808%, VAR LIBOR+5.500%, 02/10/2027	$530	$502
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
4.428%, VAR LIBOR+4.250%, 07/10/2026	1,294	1,255
Alterra Mountain Company, Initial Bluebird Term Loan, 1st Lien
2.928%, VAR LIBOR+2.750%, 07/31/2024 (G)	1,119	1,052
Amentum Government Services Holdings LLC, Initial Term Loan, 1st Lien
4.178%, VAR LIBOR+4.000%, 01/29/2027	550	539
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/06/2024	400	379
American Renal Holdings Inc., Term B Loan, 1st Lien
5.178%, VAR LIBOR+5.000%, 06/21/2024	922	864
AmeriLife Holdings LLC, Initial Term Loan, 2nd Lien
4.612%, VAR LIBOR+4.000%, 03/18/2027	142	135
APi Group DE, Inc., Initial Term Loan, 1st Lien
2.678%, VAR LIBOR+2.500%, 10/01/2026	838	806
Applovin Corporation, Initial Term Loan, 2nd Lien
3.678%, VAR LIBOR+3.500%, 08/15/2025 (G)	675	653
Aristocrat Leisure Limited, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/19/2024	490	485
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
3.178%, VAR LIBOR+3.000%, 08/04/2022	584	568
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
3.178%, VAR LIBOR+3.000%, 11/03/2024	733	705
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 1st Lien
6.678%, VAR LIBOR+6.500%, 08/04/2025	380	377

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
athenahealth, Inc., Term B Loan, 2nd Lien
5.311%, VAR LIBOR+4.500%, 02/11/2026	$2	$2
4.818%, VAR LIBOR+4.500%, 02/11/2026	929	898
Bass Pro Group, Term Loan B
6.072%, VAR LIBOR+5.000%, 09/25/2024	257	247
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.190%, VAR LIBOR+3.000%, 06/02/2025	159	154
Berry Global, Inc. (fka Berry Plastics Corporation), Term W Loan, 1st Lien
2.177%, VAR LIBOR+2.000%, 10/01/2022	806	784
Blackstone CQP Holdco LP, Initial Term Loan, 1st Lien
3.806%, VAR LIBOR+3.500%, 09/30/2024	993	948
Boyd Gaming Corporation, Refinancing Term B Loan, 1st Lien
2.359%, VAR LIBOR+2.250%, 09/15/2023	476	447
Brookfield WEC Holdings Inc., Initial Term Loan (2020), 1st Lien
3.750%, VAR LIBOR+3.000%, 08/01/2025	1,134	1,093
BWay Holding Company , Initial Term Loan, 1st Lien
4.561%, VAR LIBOR+3.250%, 04/03/2024	938	840
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
2.928%, VAR LIBOR+2.750%, 12/23/2024	1,261	1,118
Caesars Resort, Term Loan, 1st Lien
4.687%, VAR LIBOR+4.500%, 06/19/2025 (G)	790	741
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
4.058%, VAR LIBOR+3.750%, 01/29/2027	370	337
CEOC, LLC, Term B Loan, 1st Lien
2.178%, VAR LIBOR+2.000%, 10/07/2024	865	860
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/2024	832	797

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.930%, VAR LIBOR+1.750%, 02/01/2027	$637	$611
Charter NEX US, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.000%, 05/16/2024	927	885
Chesapeake Energy Corporation, Class A Term Loan, 1st Lien
9.000%, VARLIBOR+8.000%, 06/24/2024	1,260	723
Commscope, Inc., Initial Term Loan, 1st Lien
3.428%, VAR LIBOR+3.250%, 04/06/2026	955	903
Conservice Midco, LLC, Initial Term Loan, 1st Lien
4.558%, VAR LIBOR+4.250%, 05/07/2027	900	875
Consolidated Communications, Term Loan B
4.000%, VAR LIBOR+3.000%, 10/05/2023	938	888
CoreCivic, Inc., Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/18/2024	375	369
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
4.940%, VAR LIBOR+4.750%, 06/26/2026	1,017	934
CWGS Group, LLC, Term Loan, 1st Lien
4.826%, VAR LIBOR+2.750%, 11/08/2023	1	1
4.123%, VAR LIBOR+2.750%, 11/08/2023	406	365
3.766%, VAR LIBOR+2.750%, 11/08/2023	4	3
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.178%, VAR LIBOR+4.000%, 10/16/2026	2,000	1,927
Deerfield Dakota Holding, LLC , Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/09/2027	250	242
Deerfield, Term Loan, 1st Lien
9.000%, VAR LIBOR+8.000%, 04/07/2028	840	796
Delta Air Lines, Inc., Term Loan, 1st Lien
5.510%, VAR LIBOR+4.750%, 04/29/2023	700	686
Douglas Dynamics L.L.C., 2020 Term B Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 06/05/2026 (G)	120	118

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Elanco Animal Health Inc., Term Loan, 1st Lien
1.906%, VAR LIBOR+1.750%, 02/04/2027 (G)	$410	$390
Endo Luxembourg Finance Company I S.ar.l., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 04/27/2024	279	263
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.684%, VAR LIBOR+2.500%, 11/18/2024	393	366
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.928%, VAR LIBOR+3.750%, 10/10/2025	848	553
Equinox Holdings Inc., Incremental Term B-1 Loan, 1st Lien
4.072%, VAR LIBOR+3.000%, 03/08/2024	388	298
Equinox Holdings Inc., Incremental Term B-2 Loan, 1st Lien
10.000%, 03/08/2024	250	246
EyeCare Partners, LLC, Term Loan, 1st Lien
4.822%, VAR LIBOR+3.750%, 02/18/2027	624	560
EyeCare Partners, Term Loan, 1st Lien Cov-Lite
8.558%, VAR LIBOR+8.250%, 02/18/2028	550	467
Flutter Entertainment plc, USD Term Loan, 1st Lien
3.808%, VAR LIBOR+3.500%, 07/10/2025	314	312
Focus Financial Partnersm LLC, Tranche B-3, Term Loan, 1st Lien
2.178%, VAR LIBOR+2.000%, 07/03/2024	884	844
Froneri International Limited, Facility B1, 1st Lien
2.625%, VAR Euribor+2.625%, 01/29/2027	330	357
Froneri International Limited, Facility B2, 1st Lien
2.428%, VAR LIBOR+2.250%, 01/29/2027	140	131
Gannett Holdings LLC, Term Loan, 1st Lien
11.500%, VAR FIXED+11.500%, 11/19/2024	836	794
Garda World Security Corporation, Initial Term Loan, 1st Lien
4.930%, VAR LIBOR+4.750%, 10/30/2026	1,189	1,164

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
2.308%, VAR LIBOR+2.000%, 12/30/2026	$660	$634
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
4.688%, VAR LIBOR+4.500%, 02/19/2026	562	497
GFL Environmental Inc., Effective Date Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 05/30/2025	619	601
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 03/14/2025	938	895
Global Medical Response, Inc., 2018 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/28/2022	784	752
Global Tel*Link Corporation, Loan, 1st Lien
8.411%, VAR LIBOR+4.250%, 11/29/2026	110	83
Global Tel*Link Corporation, Term Loan, 1st Lien
4.428%, VAR LIBOR+0.040%, 11/29/2025	583	500
Globaltranz Enterprises, Inc., Initial Term Loan, 1st Lien
5.180%, VAR LIBOR+1.500%, 05/15/2026	529	414
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 10/04/2023 (G)	145	115
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.109%, VAR LIBOR+2.000%, 11/15/2027	469	451
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.935%, VAR LIBOR+1.750%, 06/22/2026	410	386
Hornblower Sub, LLC (American Queen Sub, LLC), Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 04/28/2025	400	318
Hoya Midco, LLC, Initial Term Loan, 1st Lien
4.572%, VAR LIBOR+3.500%, 06/30/2024	934	780

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.178%, VAR LIBOR+3.000%, 05/01/2026	$305	$281
INEOS Enterprises Holdings Limited, Refinancing Tranche B Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 08/28/2026	695	665
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/05/2025	—	1
3.744%, VAR LIBOR+2.750%, 02/05/2025	120	110
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/2022	930	918
Jane Street Group, LLC, New Dollar Term Loan, 1st Lien
3.178%, VAR LIBOR+3.000%, 01/31/2025	752	730
JetBlue Airways Corporation, Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/12/2024 (G)	920	899
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
1.983%, VAR LIBOR+1.750%, 03/01/2027	358	338
Lineage Logistics, LLC, Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 02/27/2025	392	379
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
2.428%, VAR LIBOR+2.250%, 03/24/2025	154	146
McAfee, LLC, USD Term Loan B
3.934%, VAR LIBOR+3.750%, 09/30/2024	855	831
McGraw-Hill Global Education Holdings LLC, Term Loan, 1st Lien
11.000%, 04/20/2022 (F)	300	248
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 05/04/2022	480	404

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1st Lien
3.568%, VAR LIBOR+2.500%, 01/30/2023	$361	$330
3.558%, VAR LIBOR+2.500%, 01/30/2023	936	854
3.500%, VAR LIBOR+2.500%, 01/30/2023	60	54
Mileage Plus Holdings, Term Loan, 1st Lien
0.000%, 06/25/2027 (G)	1,420	1,409
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/13/2024	30	26
Mitchell International, Inc., Initial Term Loan, 1st Lien
3.428%, VAR LIBOR+3.250%, 11/29/2024	987	919
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.375%, VAR LIBOR+4.375%, 10/13/2023	1,205	984
Momentive Performance Materials Inc., Initial Dollar Term Loan, 1st Lien
3.430%, VAR LIBOR+3.250%, 05/15/2024	655	612
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/07/2023	822	779
Navistar, Inc., Tranche B Term Loan, 1st Lien
3.700%, VAR LIBOR+3.500%, 11/06/2024	538	508
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.923%, VAR LIBOR+2.750%, 09/18/2026	896	850
Nielsen Finance LLC, Dollar Term B-5 Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 06/06/2025 (G)	220	218
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.188%, VAR LIBOR+3.000%, 10/01/2025	1,543	1,444
Option Care Health, Inc., Term B Loan, 1st Lien
4.678%, VAR LIBOR+4.500%, 08/06/2026	938	910
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
3.678%, VAR LIBOR+3.500%, 04/30/2026	866	822

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Particle Investment S.a.r.l. (WebPros), Term Loan, 1st Lien
5.750%, 05/11/2027 (G)	$400	$378
Party City Holdings Inc., 2018 Replacement Term Loan, 1st Lien
4.100%, VAR LIBOR+2.500%, 08/19/2022	505	239
3.250%, VAR LIBOR+2.500%, 08/19/2022	20	9
Petco Animal Supplies, Inc., Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 01/26/2023	735	596
PetSmart, Inc., Amended Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 03/11/2022	552	544
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.435%, VAR LIBOR+3.250%, 03/05/2026	715	686
Playtika Holding Corp., Term B Loan, 1st Lien
7.072%, VAR LIBOR+6.000%, 12/10/2024	1,185	1,182
Ply Gem Midco, Inc., Initial Term Loan, 1st Lien
3.941%, VAR LIBOR+3.750%, 04/12/2025	1,724	1,636
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 09/23/2026	1,411	1,353
Project Alpha Intermediate Holding, Inc., 2019 Incremental Term Loan, 1st Lien
6.130%, VAR LIBOR+4.250%, 04/26/2024	239	230
Radiology Partners, Inc., Term B Loan
5.985%, VAR LIBOR+4.750%, 07/09/2025	150	139
Radnet Management, Inc., Term B-1 Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 06/30/2023	889	844
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
3.928%, VAR LIBOR+3.750%, 11/16/2025	1,190	1,113
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.928%, VAR LIBOR+1.750%, 02/04/2027	233	224

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 02/05/2023	$277	$265
2.928%, VAR LIBOR+2.750%, 02/05/2023 (G)	380	362
Science Applications International Corporation, Term Loan, 1st Lien
2.428%, 03/12/2027	360	350
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
3.612%, VAR LIBOR+2.750%, 08/14/2024	584	515
2.928%, VAR LIBOR+2.750%, 08/14/2024	169	149
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
3.428%, VAR LIBOR+3.250%, 12/31/2025	1,216	1,145
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/2026	520	507
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
1.928%, VAR LIBOR+1.750%, 04/16/2025	10	9
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
3.827%, VAR LIBOR+3.500%, 03/05/2027	470	450
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
4.428%, VAR LIBOR+4.250%, 12/17/2026	938	892
ThyssenKrupp Elevator, Term Loan 0.000%, 06/30/2027 (G)	900	882
TKC Holdings, Inc. Term Loan B
4.750%, VAR LIBOR+3.750%, 02/01/2023	690	645
T-Mobile USA, Inc., Assignment, 1st Lien
3.174%, VAR LIBOR+3.000%, 04/01/2027 (G)	460	459
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 2nd Lien
6.072%, VAR LIBOR+5.000%, 05/29/2026	920	602
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.178%, VAR LIBOR+5.000%, 06/26/2026 (G)	1,527	1,466

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
UFC Holdings, LLC, Term B-1 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/29/2026	$794	$757
UGI Energy Services, LLC, Initial Term Loan, 1st Lien
3.928%, VAR LIBOR+3.750%, 08/13/2026	347	336
Ultimate Software Group Inc., 2020 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 05/04/2026 (G)	100	99
Ultimate Software Group Inc., Initial Term Loan, 2nd Lien
7.500%, VAR LIBOR+6.750%, 05/03/2027 (G)	25	25
Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien
3.928%, VAR LIBOR+3.750%, 05/04/2026	677	654
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 03/15/2024	999	922
USI, Inc., 2019 New Term Loan, 1st Lien
3.308%, VAR LIBOR+3.000%, 05/16/2024	938	888
Verscend Holding Corp., Term B Loan, 1st Lien
4.678%, VAR LIBOR+4.500%, 08/27/2025	218	211
Vertafore, Inc., Initial Term Loan, 2nd Lien
3.428%, VAR LIBOR+3.250%, 07/02/2025	938	882
VFH Parent LLC, Initial Term Loan, 1st Lien
3.188%, VAR LIBOR+3.000%, 03/01/2026	269	262
VICI Properties 1 LLC, Term B Loan, 1st Lien
1.940%, VAR LIBOR+1.750%, 12/20/2024	440	409
Virgin Media Bristol LLC, N Facility, 1st Lien
2.685%, VAR LIBOR+2.500%, 01/31/2028	935	891
Whatabrands LLC, 2020 Refinancing Term Loan, 1st Lien
2.925%, VAR LIBOR+2.750%, 07/31/2026	170	162
WP City, Term Loan, 1st Lien
4.806%, 08/13/2026	850	836

Total Loan Participations (Cost $90,621) ($ Thousands)		85,656

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 7.3%

Agency Mortgage-Backed Obligations — 2.0%
FHLMC CMO, Ser 2014-4320, Cl SD, IO
5.915%, VAR ICE LIBOR USD 1 Month+6.100%, 07/15/2039	$480	$98
FHLMC CMO, Ser 2019-4936, Cl PS, IO
5.815%, VAR ICE LIBOR USD 1 Month+6.000%, 12/25/2049	390	50
FHLMC CMO, Ser 2019-4936, Cl ES, IO
5.815%, VAR ICE LIBOR USD 1 Month+6.000%, 12/25/2049	388	50
FHLMC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	8,070	1,036
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M3
5.185%, VAR ICE LIBOR USD 1 Month+5.000%, 12/25/2028	439	452
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
3.435%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	1,570	1,584
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2020-DNA3, Cl B1
5.271%, VAR ICE LIBOR USD 1 Month+5.100%, 06/25/2050 (A)	790	790
FNMA
2.790%, 01/01/2035 (D)	349	392
2.680%, 01/01/2035	100	112
FNMA CMO, Ser 2012-115, Cl DS, IO
5.916%, VAR ICE LIBOR USD 1 Month+6.100%, 10/25/2042	610	130
FNMA CMO, Ser 2015-30, Cl SJ, IO
5.416%, VAR ICE LIBOR USD 1 Month+5.600%, 05/25/2045	807	143
FNMA CMO, Ser 2015-34, Cl LS, IO
5.916%, VAR ICE LIBOR USD 1 Month+6.100%, 06/25/2045	1,207	226
FNMA CMO, Ser 2016-69, Cl BS, IO
5.916%, VAR ICE LIBOR USD 1 Month+6.100%, 10/25/2046	1,101	215
FNMA CMO, Ser 2017-104, Cl SB, IO
5.966%, VAR ICE LIBOR USD 1 Month+6.150%, 01/25/2048	2,597	452
FNMA CMO, Ser 2017-69, Cl SG, IO
5.966%, VAR ICE LIBOR USD 1 Month+6.150%, 09/25/2047	2,582	502
FNMA CMO, Ser 2017-86, Cl SB, IO
5.966%, VAR ICE LIBOR USD 1 Month+6.150%, 11/25/2047	2,184	409
FNMA CMO, Ser 2019-81, Cl SD, IO
5.816%, VAR ICE LIBOR USD 1 Month+6.000%, 01/25/2050	555	79

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2017-C05, Cl 1M2
2.385%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/2030	$1,145	$1,122
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2C
2.335%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	2,470	2,263
GNMA CMO, Ser 2010-9, Cl XD, IO
6.405%, VAR ICE LIBOR USD 1 Month+6.600%, 01/16/2040	2,524	538
GNMA CMO, Ser 2013-124, Cl CS, IO
5.860%, VAR ICE LIBOR USD 1 Month+6.050%, 08/20/2043	264	52
GNMA CMO, Ser 2014-117, Cl SJ, IO
5.410%, VAR ICE LIBOR USD 1 Month+5.600%, 08/20/2044	748	145
GNMA CMO, Ser 2014-158, Cl SA, IO
5.405%, VAR ICE LIBOR USD 1 Month+5.600%, 10/16/2044	351	69
GNMA CMO, Ser 2015-110, Cl MS, IO
5.520%, VAR ICE LIBOR USD 1 Month+5.710%, 08/20/2045	406	65
GNMA CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	3,471	418
GNMA CMO, Ser 2015-168, Cl IP, IO
4.000%, 11/20/2045	1,422	138
GNMA CMO, Ser 2015-57, Cl AS, IO
5.410%, VAR ICE LIBOR USD 1 Month+5.600%, 04/20/2045	2,868	454
GNMA CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	2,021	236
GNMA CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	1,040	98
GNMA CMO, Ser 2017-112, Cl SJ, IO
5.470%, VAR ICE LIBOR USD 1 Month+5.660%, 07/20/2047	1,930	266
GNMA CMO, Ser 2018-105, Cl SC, IO
6.010%, VAR ICE LIBOR USD 1 Month+6.200%, 08/20/2048	519	74
GNMA CMO, Ser 2018-122, Cl SE, IO
6.010%, VAR ICE LIBOR USD 1 Month+6.200%, 09/20/2048	1,279	179
GNMA CMO, Ser 2018-122, Cl HS, IO
6.010%, VAR ICE LIBOR USD 1 Month+6.200%, 09/20/2048	790	140
GNMA CMO, Ser 2018-124, Cl SN, IO
6.010%, VAR ICE LIBOR USD 1 Month+6.200%, 09/20/2048	3,286	602
GNMA CMO, Ser 2018-137, Cl SN, IO
5.960%, VAR ICE LIBOR USD 1 Month+6.150%, 10/20/2048	1,267	180

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2018-139, Cl SQ, IO
5.960%, VAR ICE LIBOR USD 1 Month+6.150%, 10/20/2048	$928	$129
GNMA CMO, Ser 2018-67, Cl PS, IO
6.010%, VAR ICE LIBOR USD 1 Month+6.200%, 05/20/2048	4,166	673
GNMA CMO, Ser 2018-7, Cl DS, IO
5.510%, VAR ICE LIBOR USD 1 Month+5.700%, 01/20/2048	2,221	328
GNMA CMO, Ser 2018-72, Cl IB, IO
4.000%, 04/20/2046	902	106
GNMA CMO, Ser 2019-1, Cl SN, IO
5.860%, VAR ICE LIBOR USD 1 Month+6.050%, 01/20/2049	710	98
GNMA CMO, Ser 2019-110, Cl SE, IO
5.910%, VAR ICE LIBOR USD 1 Month+6.100%, 09/20/2049	1,892	267
GNMA CMO, Ser 2019-110, Cl SD, IO
5.910%, VAR ICE LIBOR USD 1 Month+6.100%, 09/20/2049	1,770	289
GNMA CMO, Ser 2019-128, IO
4.000%, 10/20/2049	1,430	155
GNMA CMO, Ser 2019-129, Cl AI, IO
3.500%, 10/20/2049	3,722	446
GNMA CMO, Ser 2019-151, Cl IA, IO
3.500%, 12/20/2049	2,947	358
GNMA CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	6,279	610
GNMA CMO, Ser 2019-4, Cl SJ, IO
5.860%, VAR ICE LIBOR USD 1 Month+6.050%, 01/20/2049	1,295	187
GNMA CMO, Ser 2019-52, Cl SK, IO
5.860%, VAR ICE LIBOR USD 1 Month+6.050%, 04/20/2049	1,870	246
GNMA CMO, Ser 2019-6, Cl SA, IO
5.860%, VAR ICE LIBOR USD 1 Month+6.050%, 01/20/2049	537	71
GNMA CMO, Ser 2019-69, Cl S, IO
3.080%, VAR ICE LIBOR USD 1 Month+3.270%, 06/20/2049	590	49
GNMA CMO, Ser 2019-78, Cl SE, IO
5.910%, VAR ICE LIBOR USD 1 Month+6.100%, 06/20/2049	467	62
GNMA CMO, Ser 2019-98, Cl SC, IO
5.860%, VAR ICE LIBOR USD 1 Month+6.050%, 08/20/2049	1,447	199

		18,032

Non-Agency Mortgage-Backed Obligations — 5.3%
Alternative Loan Trust, Ser 2005-81, Cl A1
0.465%, VAR ICE LIBOR USD 1 Month+0.280%, 02/25/2037	716	616

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%, 11/15/2052	$870	$964
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.199%, 05/15/2052 (D)	10,932	755
BX Commercial Mortgage Trust, Ser 2018- BIOA, Cl E
2.136%, VAR ICE LIBOR USD 1 Month+1.951%, 03/15/2037 (A)	2,000	1,828
BX Commercial Mortgage Trust, Ser 2019- IMC, Cl E
2.335%, VAR ICE LIBOR USD 1 Month+2.150%, 04/15/2034 (A)	1,970	1,723
BX Trust, Ser 2018-GWMZ, Cl MC
5.673%, VAR ICE LIBOR USD 1 Month+5.488%, 05/15/2037 (A)	1,100	781
Capmark Military Housing Trust, Ser 2007- AET2, Cl A
6.063%, 10/10/2052 (A)	945	1,125
CGMS Commercial Mortgage Trust, Ser 2017- MDRA, Cl C
3.878%, 07/10/2030 (A)(D)	1,620	1,584
Credit Suisse Mortgage Trust, Ser 2019, Cl B
7.185%, 12/15/2021	1,440	1,296
CSMC, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (A)	320	241
CSMC, Ser 2019-UVIL, Cl A
3.160%, 12/15/2041 (A)	950	909
CSMC, Ser 2020-4R, Cl 1A1
3.174%, VAR ICE LIBOR USD 1 Month+3.000%, 06/25/2047 (A)	1,006	1,013
CSWF, Ser 2018-TOP, Cl D
1.985%, VAR ICE LIBOR USD 1 Month+1.800%, 08/15/2035 (A)	1,072	975
FHLMC Stacr Remic Trust, Ser 2020-DNA1, Cl B1
2.485%, VAR ICE LIBOR USD 1 Month+2.300%, 01/25/2050 (A)	370	319
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2
2.335%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	810	796
GE Business Loan Trust, Ser 2007-1, Cl C
0.635%, VAR ICE LIBOR USD 1 Month+0.450%, 04/16/2035 (A)	336	278
GMACM Mortgage Loan Trust, Ser 2005-AF2, Cl A1
6.000%, 12/25/2035	1,326	1,238
GS Mortgage Securities Trust, Ser 2017-STAY, Cl E
2.335%, VAR ICE LIBOR USD 1 Month+2.150%, 07/15/2032 (A)	1,000	880

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl C
5.731%, 09/15/2031	$1,970	$1,875
GS Mortgage Securities Trust, Ser 2020- DUNE, Cl A
1.285%, VAR ICE LIBOR USD 1 Month+1.100%, 12/15/2036 (A)	1,830	1,705
HarborView Mortgage Loan Trust, Ser 2006- 10, Cl 2A1B
0.434%, VAR ICE LIBOR USD 1 Month+0.240%, 11/19/2036	2,486	2,096
Impac CMB Trust, Ser 2005-4, Cl 1M1
0.830%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	1,375	1,298
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl FFL
3.074%, VAR ICE LIBOR USD 1 Month+2.900%, 07/05/2033 (A)	1,790	1,612
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl FFL
2.695%, VAR ICE LIBOR USD 1 Month+2.500%, 01/16/2037 (A)	1,864	1,647
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl C
3.985%, VAR ICE LIBOR USD 1 Month+3.800%, 07/15/2034 (A)	1,697	1,500
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl XCP, IO
2.052%, 07/15/2034 (A)(D)	2,368	50
JPMorgan Chase Commercial Mortgage Securities, Ser 2019-BKWD, Cl E
2.785%, VAR ICE LIBOR USD 1 Month+2.600%, 09/15/2029 (A)	1,730	1,505
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
6.035%, VAR ICE LIBOR USD 1 Month+5.850%, 09/15/2028 (A)	799	774
Lone Star Portfolio Trust, Ser 2015-LSP, Cl F
7.335%, VAR ICE LIBOR USD 1 Month+7.150%, 09/15/2028 (A)	853	793
Morgan Stanley Re-REMIC Trust, Ser 2010- R5, Cl 4B
2.948%, 06/26/2036 (A)	365	314
Motel 6 Trust, Ser 2017-MTL6, Cl F
4.435%, VAR ICE LIBOR USD 1 Month+4.250%, 08/15/2034 (A)	1,204	1,041
Natixis Commercial Mortgage Securities Trust, Ser 2019-TRUE, Cl A
2.204%, VAR ICE LIBOR USD 1 Month+2.011%, 04/18/2024 (A)	870	853
Nomura Asset Acceptance Alternative Loan Trust, Ser 2003-A1, Cl M
6.504%, 05/25/2033 (D)	807	698

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Nomura Resecuritization Trust, Ser 2015-4R,
Cl 5A1
2.281%, VAR ICE LIBOR USD 1 Month+0.430%, 03/26/2036 (A)	$550	$537
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
2.884%, VAR ICE LIBOR USD 1 Month+2.700%, 10/27/2022 (A)	997	942
Radnor, Ser 2020-1, Cl M1C
1.935%, VAR ICE LIBOR USD 1 Month+1.750%, 02/25/2030 (A)	1,830	1,584
RALI Series Trust, Ser 2006-QO2, Cl A2
0.455%, VAR ICE LIBOR USD 1 Month+0.270%, 02/25/2046	1,500	439
RALI Series Trust, Ser 2007-QO2, Cl A1
0.335%, VAR ICE LIBOR USD 1 Month+0.150%, 02/25/2047	1,061	512
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl M
4.750%, 05/25/2057 (D)	1,720	1,603
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057 (A)(D)	1,125	1,011
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl M
4.500%, 02/25/2059 (A)(D)	1,720	1,572
Seasoned Credit Risk Transfer Trust, Ser 2020-1, Cl M
4.250%, 08/25/2059 (A)(D)	2,230	1,977
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.856%, 07/05/2036 (A)(D)	885	607
Tharaldson Hotel Portfolio Trust, Ser 2018- THL, Cl F
4.128%, VAR ICE LIBOR USD 1 Month+3.952%, 11/11/2034 (A)	583	425
Tharaldson Hotel Portfolio Trust, Ser 2018- THL, Cl E
3.355%, VAR ICE LIBOR USD 1 Month+3.180%, 11/11/2034 (A)	1,742	1,445
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR16, Cl 2A2
3.332%, 12/25/2036 (D)	940	849
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 1A
2.204%, VAR 12 Month Treas Avg+0.700%, 03/25/2047	11	10

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
3.995%, 04/25/2036 (D)	$812	$718

		49,313

Total Mortgage-Backed Securities (Cost $70,103) ($ Thousands)		67,345

ASSET-BACKED SECURITIES — 3.6%

Automotive — 0.4%

Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl C
3.150%, 03/20/2026 (A)	820	712
Hertz Vehicle Financing II, Ser 2016-2A, Cl C
4.990%, 03/25/2022 (A)	3,000	2,731

		3,443

Mortgage Related Securities — 0.3%

ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
1.115%, VAR ICE LIBOR USD 1 Month+0.930%, 11/25/2034	659	644
Aegis Asset Backed Securities Trust, Ser 2005-5, Cl M1
0.615%, VAR ICE LIBOR USD 1 Month+0.430%, 12/25/2035	990	904
Asset Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4
0.325%, VAR ICE LIBOR USD 1 Month+0.140%, 12/25/2036	1,848	1,700

		3,248

Other Asset-Backed Securities — 2.9%
522 Funding CLO, Ser 2019-1A, Cl E
8.889%, VAR ICE LIBOR USD 3 Month+7.340%, 01/15/2033 (A)	250	220
Apidos CLO XXII, Ser 2020-22A, Cl DR
7.885%, VAR ICE LIBOR USD 3 Month+6.750%, 04/20/2031 (A)	680	620
Ares XXV CLO, Ser 2013-3A, Cl SUB NT
0.000%, 01/17/2024 (A)(D)(F)(H)	750	1
Avery Point VI CLO, Ser 2018-6A, Cl DR
3.491%, VAR ICE LIBOR USD 3 Month+2.950%, 08/05/2027 (A)	610	575
Benefit Street Partners CLO IV, Ser 2019-IVA, Cl CRR
4.935%, VAR ICE LIBOR USD 3 Month+3.800%, 01/20/2029 (A)	370	351
BlueMountain CLO, Ser 2018-1A, Cl CR
2.985%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/2027 (A)	700	652

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
BlueMountain CLO, Ser 2018-2A, Cl AR2
1.427%, VAR ICE LIBOR USD 3 Month+1.050%, 11/20/2028 (A)	$340	$335
BlueMountain CLO, Ser 2018-2A, Cl ER
6.335%, VAR ICE LIBOR USD 3 Month+5.200%, 07/18/2027 (A)	1,000	657
Bristol Park CLO, Ser 2020-1A, Cl ER
8.219%, VAR ICE LIBOR USD 3 Month+7.000%, 04/15/2029 (A)	500	453
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
1.442%, VAR ICE LIBOR USD 3 Month+1.050%, 05/15/2031 (A)	1,045	1,012
Carlyle US CLO, Ser 2017-1A, Cl A1B
2.365%, VAR ICE LIBOR USD 3 Month+1.230%, 04/20/2031 (A)	650	626
Catskill Park CLO, Ser 2017-1A, Cl D
7.135%, VAR ICE LIBOR USD 3 Month+6.000%, 04/20/2029 (A)	900	752
Cent CLO 24, Ser 2018-24A, Cl CR
4.369%, VAR ICE LIBOR USD 3 Month+3.150%, 10/15/2026 (A)	520	488
Copper River CLO, Ser 2006-1A
0.000%, 01/20/2021 (A)(B)(H)	3,000	4
Countrywide Asset-Backed Certificates, Ser 2006-12, Cl 1A
0.315%, VAR ICE LIBOR USD 1 Month+0.130%, 12/25/2036	1,416	1,270
Credit Suisse European Mortgage Capital, Ser 2019-1OTF, Cl A
3.660%, VAR ICE LIBOR USD 3 Month+2.900%, 08/09/2024 (A)	990	980
CSMC Trust, Ser 2017-RPL1, Cl M2
3.069%, 07/25/2057 (A)(D)	1,190	943
Cumberland Park CLO, Ser 2018-2A, Cl DR
3.835%, VAR ICE LIBOR USD 3 Month+2.700%, 07/20/2028 (A)	500	474
Cumberland Park CLO, Ser 2018-2A, Cl ER
6.785%, VAR ICE LIBOR USD 3 Month+5.650%, 07/20/2028 (A)	600	508
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (A)	582	586
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
0.345%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	1,630	1,559
Flatiron CLO 17, Ser 2017-1A, Cl A
1.642%, VAR ICE LIBOR USD 3 Month+1.250%, 05/15/2030 (A)	500	494
Halsey Point CLO I, Ser 2019-1A, Cl F
10.107%, VAR ICE LIBOR USD 3 Month+8.200%, 01/20/2033 (A)	290	163

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Jackson Mill CLO, Ser 2018-1A, Cl DR
4.019%, VAR ICE LIBOR USD 3 Month+2.800%, 04/15/2027 (A)	$1,250	$1,151
Jamestown CLO X, Ser 2017-10A, Cl A1
2.385%, VAR ICE LIBOR USD 3 Month+1.250%, 07/17/2029 (A)	750	740
KKR CLO, Ser 2018-21, Cl A
2.219%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	500	480
LCM XXII, Ser 2018-22A, Cl DR
6.635%, VAR ICE LIBOR USD 3 Month+5.500%, 10/20/2028 (A)	350	274
Legacy Mortgage Asset Trust, Ser 2019-GS1, Cl A1
4.000%, 01/25/2059 (A)	625	635
Marathon CLO, Ser 2019-2A, Cl BA
5.203%, VAR ICE LIBOR USD 3 Month+3.300%, 01/20/2033 (A)	330	316
Marathon CLO II, Ser 2005-2A
0.000%, 12/20/2019 *(A)(F)(H)	750	–
Oaktree CLO, Ser 2019-1A, Cl D
4.898%, VAR ICE LIBOR USD 3 Month+3.800%, 04/22/2030 (A)	250	223
OHA Loan Funding, Ser 2019-1A, Cl DR2
4.392%, VAR ICE LIBOR USD 3 Month+4.000%, 11/15/2032 (A)	250	248
OZLM VII, Ser 2018-7RA, Cl CR
4.135%, VAR ICE LIBOR USD 3 Month+3.000%, 07/17/2029 (A)	650	557
OZLM XI, Ser 2017-11A, Cl BR
3.060%, VAR ICE LIBOR USD 3 Month+2.300%, 10/30/2030 (A)	600	570
Parallel, Ser 2020-1A, Cl CR
3.135%, VAR ICE LIBOR USD 3 Month+2.000%, 07/20/2029 (A)	750	718
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
3.612%, 01/25/2036	583	585
PPM CLO 3, Ser 2019-3A, Cl A
2.535%, VAR ICE LIBOR USD 3 Month+1.400%, 07/17/2030 (A)	350	346
Sound Point CLO XXIII, Ser 2019-2A, Cl A1
2.619%, VAR ICE LIBOR USD 3 Month+1.400%, 04/15/2032 (A)	710	689
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
0.755%, VAR ICE LIBOR USD 1 Month+0.570%, 10/25/2036 (A)	2,490	2,391
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055 (A)	425	420
Symphony CLO XIX, Ser 2018-19A, Cl E
6.376%, VAR ICE LIBOR USD 3 Month+5.200%, 04/16/2031 (A)	250	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Venture 31 CLO, Ser 2018-31A, Cl A1
2.165%, VAR ICE LIBOR USD 3 Month+1.030%, 04/20/2031 (A)	$680	$657
Voya CLO, Ser 2018-2A, Cl ER
6.443%, VAR ICE LIBOR USD 3 Month+5.400%, 07/23/2027 (A)	750	566
Voya CLO, Ser 2018-3A, Cl A1A
2.369%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (A)	750	735
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.325%, VAR ICE LIBOR USD 1 Month+0.140%, 07/25/2037 (A)	375	327
Whitehorse XII, Ser 2018-12A, Cl D
4.869%, VAR ICE LIBOR USD 3 Month+3.650%, 10/15/2031 (A)	250	216

		26,764

Total Asset-Backed Securities (Cost $40,560) ($ Thousands)		33,455

CONVERTIBLE BONDS — 0.6%
Blackstone Mortgage Trust
4.375%, 05/05/2022	480	450
Cheniere Energy
4.250%, 03/15/2045	670	424
Innovate Capital Pte
6.000%, 12/11/2024	62	19
Jazz Investments I
2.000%, 06/15/2026 (A)	200	201
Live Nation Entertainment
2.000%, 02/15/2025 (A)	1,690	1,438
PDC Energy
1.125%, 09/15/2021	450	412
Teva Pharmaceutical Finance
0.250%, 02/01/2026	2,160	2,092
Vishay Intertechnology
2.250%, 06/15/2025	630	588
Vonage Holdings
1.750%, 06/01/2024	130	121

Total Convertible Bonds (Cost $5,938) ($ Thousands)		5,745

MUNICIPAL BONDS — 0.2%
Illinois — 0.2%
Illinois State, GO
7.350%, 07/01/2035	225	255

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.100%, 06/01/2033	$1,895	$1,923

Total Municipal Bonds (Cost $2,077) ($ Thousands)		2,178

	Shares

PREFERRED STOCK — 0.1%

Financials — 0.1%
B. Riley Financial, 6.500%	18,100	393

Industrials — 0.0%
Stanley Black & Decker, 10.000%	320	365

Total Preferred Stock (Cost $775) ($ Thousands)		758

	Number of Rights

RIGHTS — 0.0%
T-Mobile US Inc, Expires 07/30/2020 *	1,413	–

Total Rights (Cost $—) ($ Thousands)		–

Total Investments in Securities — 91.7% (Cost $840,154) ($ Thousands)		$848,741

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(I) (Cost $464) ($ Thousands)	8,520,112	$212

WRITTEN OPTIONS* — (0.1)%

Total Written Options(I) (Premiums Received $3,974) ($ Thousands)	(4,880,542)	$(706)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at June 30, 2020 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
August 2020, S&P 500 E-mini 3rd Week Option*	29	$6,525	$2,800.00	8/22/2020	$65
August 2020, S&P 500 E-mini 3rd Week Option*	16	2,528	2,700.00	8/22/2020	25
July 2020, S&P 500 E-mini 3rd Week Option*	18	1,377	2,850.00	7/18/2020	14
July 2020, S&P 500 E-mini 3rd Week Option*	20	6,300	2,700.00	7/18/2020	6
July 2020, S&P 500 E-mini 3rd Week Option*	16	3,200	2,600.00	7/18/2020	3
September 2020, S&P 500 E-mini Option*	13	2,009	2,800.00	9/19/2020	45
USD PUT/EUR CALL*	3,640,000	2,887	1.14	9/19/2020	29
USD PUT/EUR CALL*	4,880,000	2,487	1.16	9/19/2020	25

Total Purchased Options		$27,313			$212

WRITTEN OPTIONS — (0.1)%
Put Options
August 2020, S&P 500 E-mini 3rd Week Option*	(19)	$(15)	2,500.00	08/22/20	$(15)
July 2020, S&P 500 E-mini 3rd Week Option*	(10)	(1)	2,500.00	07/18/20	(1)
September 2020, S&P 500 E-mini Option*	(13)	(2,009)	2,500.00	09/19/20	(19)

		(2,025)			(35)

Call Options
August 2020, U.S. 10 Year Future Option*	(24)	$(3,340)	140.00	07/18/20	$(5)
S&P 500 Index Options*	(8)	(44)	3,120.00	07/18/20	(44)
S&P 500 Index Options*	(10)	(111)	3,025.00	07/18/20	(111)
S&P 500 Index Options*	(458)	(488)	3,210.00	07/18/20	(488)
USD PUT/EUR CALL*	(4,880,000)	(2,336)	1.10	09/19/20	(23)

		(6,319)			(671)

Total Written Options		$(8,344)			$(706)

A list of the open futures contracts held by the Fund at June 30, 2020 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(206)	Mar-2021	$(51,329)	$(51,397)	$(68)
Australian 10-Year Bond	21	Sep-2020	2,158	2,151	25
Euro-Bob	5	Sep-2020	753	758	4
Euro-Bund	(36)	Sep-2020	(6,991)	(7,137)	(50)
Long Gilt 10-Year Bond	(7)	Oct-2020	(1,180)	(1,190)	(2)
S&P 500 Index E-MINI	336	Sep-2020	51,278	51,915	638
U.S. 2-Year Treasury Note	508	Oct-2020	112,139	112,181	41
U.S. 5-Year Treasury Note	174	Oct-2020	21,830	21,879	50
U.S. 5-Year Treasury Note	(272)	Oct-2020	(34,102)	(34,202)	(100)
U.S. 10-Year Treasury Note	230	Sep-2020	31,745	32,010	265
U.S. 10-Year Treasury Note	(53)	Sep-2020	(7,360)	(7,376)	(16)
U.S. Long Treasury Bond	127	Sep-2020	22,184	22,677	493
U.S. Long Treasury Bond	(69)	Sep-2020	(12,301)	(12,321)	(20)
U.S. Ultra Long Treasury Bond	135	Sep-2020	29,356	29,451	95
U.S. Ultra Long Treasury Bond	(8)	Sep-2020	(1,749)	(1,745)	4
Ultra 10-Year U.S. Treasury Note	38	Sep-2020	5,944	5,984	40

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Ultra 10-Year U.S. Treasury Note	(12)	Sep-2020	$(1,883)	$(1,890)	$(7)

			$160,492	$161,748	$1,392

A list of the open forward foreign currency contracts held by the Fund at June 30, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	08/12/20	EUR	1,968	USD	2,237	$25
Barclays PLC	08/12/20	EUR	11,664	USD	12,667	(444)
BNP Paribas	07/16/20	CAD	5,430	USD	3,962	(26)
BNP Paribas	07/16/20	USD	7,131	EUR	6,378	34
BNP Paribas	07/16/20	USD	2,675	EUR	2,365	(17)
BNP Paribas	07/16/20 - 10/16/20	EUR	11,156	USD	12,355	(190)
BNP Paribas	07/16/20 - 10/16/20	USD	14,792	CAD	20,635	361
BNP Paribas	07/16/20	USD	1,697	CAD	2,300	(8)
Brown Brothers Harriman	08/12/20	USD	169	EUR	156	6
Citigroup	07/15/20 - 07/16/20	GBP	2,469	USD	3,071	21
Citigroup	07/16/20	GBP	50	USD	62	–
Citigroup	07/16/20	USD	126	BRL	661	(5)
Citigroup	07/16/20	USD	600	MXN	14,822	40
Citigroup	07/16/20	USD	1,472	NOK	14,860	68
Citigroup	07/16/20	USD	1,658	JPY	178,480	(3)
Citigroup	07/16/20	USD	247	GBP	200	1
Citigroup	07/16/20	USD	1,983	GBP	1,590	(18)
Citigroup	07/16/20	USD	2,477	RUB	172,320	(63)
Citigroup	07/16/20	USD	5,063	AUD	8,076	497
Citigroup	07/16/20	USD	5,917	EUR	5,388	136
Citigroup	07/16/20	NOK	7,640	USD	755	(37)
Citigroup	07/16/20 - 08/12/20	EUR	7,674	USD	8,382	(240)
Citigroup	07/16/20	BRL	8,480	USD	1,494	(50)
Citigroup	07/16/20	CAD	11,660	USD	8,317	(245)
Citigroup	07/16/20	AUD	5,126	USD	3,581	52
Citigroup	07/16/20	AUD	9,810	USD	6,354	(400)
Citigroup	07/16/20	MXN	73,345	USD	3,008	(160)
Citigroup	07/16/20	IDR	101,044,060	USD	6,113	(888)
Citigroup	09/24/20	SAR	9,650	USD	2,569	(2)
Goldman Sachs	07/16/20	USD	245	BRL	1,300	(9)
Goldman Sachs	07/16/20	USD	565	GBP	460	3
Goldman Sachs	07/16/20	GBP	620	USD	780	13
Goldman Sachs	07/16/20	USD	1,591	MXN	39,157	100
Goldman Sachs	07/16/20	USD	526	MXN	13,000	35
Goldman Sachs	07/16/20	USD	1,412	MXN	31,660	(44)
Goldman Sachs	07/16/20	USD	1,516	RUB	121,611	188
Goldman Sachs	07/16/20	USD	1,019	RUB	72,540	(2)
Goldman Sachs	07/16/20	USD	4,548	JPY	494,059	33
Goldman Sachs	07/16/20	MXN	5,000	USD	222	6
Goldman Sachs	07/16/20	BRL	7,630	USD	1,323	(66)
Goldman Sachs	07/16/20	JPY	27,409	USD	255	–
Goldman Sachs	07/16/20	JPY	294,700	USD	2,688	(44)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	33

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	07/16/20	RUB	107,150	USD	1,541	$40
Goldman Sachs	07/16/20	RUB	369,549	USD	5,052	(125)
Goldman Sachs	09/15/20	EUR	1,590	USD	1,810	21
JPMorgan Chase Bank	07/16/20	USD	81	BRL	430	(3)
JPMorgan Chase Bank	07/16/20	CAD	760	USD	544	(14)
JPMorgan Chase Bank	07/16/20	BRL	2,740	USD	495	(3)
JPMorgan Chase Bank	07/16/20 - 09/29/20	EUR	10,246	USD	11,241	(274)
JPMorgan Chase Bank	07/16/20	AUD	31	USD	22	–
JPMorgan Chase Bank	07/16/20	AUD	10,472	USD	6,572	(638)
JPMorgan Chase Bank	07/16/20	USD	9,723	AUD	14,492	254
JPMorgan Chase Bank	07/16/20	USD	1,765	AUD	2,560	(3)
JPMorgan Chase Bank	07/16/20	JPY	114,780	USD	1,080	16
JPMorgan Chase Bank	07/16/20	IDR	12,109,000	USD	766	(73)
JPMorgan Chase Bank	09/24/20	SAR	4,740	USD	1,260	(3)
Morgan Stanley	07/16/20	GBP	670	USD	834	6
Morgan Stanley	07/16/20	USD	1,087	EUR	1,000	36
Morgan Stanley	07/16/20	USD	1,698	CAD	2,394	60
State Street	07/15/20	GBP	713	USD	893	12

						$(2,033)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2020 is as follows:

			Credit Default Swaps
								Net Unrealized
							Upfront Payments/	Appreciation
	Buy/Sell	(Pays)/	Payment		Notional Amount	Value	Receipts	(Depreciation)
Reference Entity/ Obligation	Protection	Receives Rate	Frequency	Termination Date	(Thousands)	(Thousands)	(Thousands)	(Thousands)
CDX.NA.HY.34-Version 1 Index	Sell	1.00%	Quarterly	06/20/2023	(12,000)	$128	$177	$(49)
CDS-DAIGR	Sell	1.00%	Quarterly	12/20/2024	(1,290)	(10)	13	(23)
CDS-DAIGR	Buy	1.00%	Quarterly	12/20/2024	1,290	(2)	(25)	22
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(16,262)	33	738	(705)
CDX.NA.HY.34	Buy	5.00%	Quarterly	12/20/2024	3,293	23	179	(156)
CDX.NA.HY.34	Sell	5.00%	Quarterly	06/25/2025	(6,223)	(45)	(239)	194
ICE CD Boeing Company	Sell	1.00%	Quarterly	06/20/2024	(525)	(29)	10	(39)
ICE CD CDXIG	Sell	1.00%	Quarterly	12/20/2024	(3,550)	41	83	(42)
ICE CD Chile	Sell	1.00%	Quarterly	06/20/2024	(410)	5	10	(5)
ICE CD Columbia	Sell	1.00%	Quarterly	12/20/2023	(4,600)	(33)	(35)	2
ICE CD Columbia	Sell	1.00%	Quarterly	06/20/2024	(2,410)	(30)	10	(40)
ICE CD General Electric	Sell	1.00%	Quarterly	06/20/2024	(1,225)	(28)	(11)	(17)
ICE CD Kingdom of Saudi Arabia	Sell	1.00%	Quarterly	06/20/2024	(5,490)	24	44	(20)
ICE CD Mexico	Sell	1.00%	Quarterly	06/20/2024	(1,160)	(13)	(12)	(1)
ICE CD Peru	Sell	1.00%	Quarterly	06/20/2024	(2,040)	21	30	(9)
ICE CD Peru	Sell	1.00%	Quarterly	12/20/2024	(1,620)	17	32	(15)
ICE CD Philippines	Sell	1.00%	Quarterly	12/20/2023	(740)	14	2	12
ICE CD Qatar	Sell	1.00%	Quarterly	06/20/2024	(400)	6	8	(1)
ICE CD Qatar	Sell	1.00%	Quarterly	12/20/2024	(860)	$12	$18	$(6)

						$134	$1,031	$(898)

34	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

Interest Rate Swaps
							Upfront	Net Unrealized
					Notional		Payments/	Appreciation
		Payment			Amount	Value	Receipts	(Depreciation)
Fund Pays	Fund Receives	Frequency	Termination Date	Currency	(Thousands)	(Thousands)	(Thousands)	(Thousands)
BZDIOVRA	4.12%	Monthly	01/03/2022	BRL	9,925	$32	$5	$27
2.875%	3-MONTH USD - LIBOR	Quarterly	05/15/2044	USD	4,200	(1,851)	19	(1,870)
0.50%	6-MONTH EUR - EURIBOR	Annually	09/16/2040	EUR	500	(48)	(28)	(20)
.25%	6-MONTH EUR - EURIBOR	Annually	09/16/2030	EUR	730	(34)	(32)	(2)
1.00%	6-MONTH GBP - LIBOR	Semi-Annually	09/16/2030	GBP	630	(49)	(37)	(12)
0.00%	6-MONTH EUR - EURIBOR	Annually	09/16/2027	EUR	1,790	(40)	(35)	(6)
USD-LIBOR-BBA	0.77%	Semi-Annually	03/24/2027	USD	10,390	225	84	141
0.00%	6-MONTH EUR - EURIBOR	Annually	09/16/2025	EUR	1,910	(38)	(55)	17
28-DAY MXN - TIIE	5.40%	Monthly	09/11/2025	MXN	71,460	75	9	66
3-MONTH CNY - CNREPOFIX	2.50%	Quarterly	06/17/2025	CNY	32,870	40	13	27
BZDIOVRA	6.26%	Monthly	01/02/2025	BRL	4,500	21	7	14
USD-LIBOR-BBA	0.38%	Semi-Annually	08/31/2024	USD	19,352	84	11	73
28-DAY MXN - TIIE	7.2%	Monthly	07/17/2024	MXN	365,383	1,503	–	1,503
BZDIOVRA	4.93%	Monthly	01/02/2024	BRL	900	–	–	–
-.25%	6-MONTH EUR - EURIBOR	Annually	09/16/2023	EUR	4,460	(21)	(10)	(11)
6.2448%	BZDIOVRA	Monthly	01/02/2023	BRL	4,950	(50)	–	(50)
BZDIOVRA	7.2233%	Monthly	01/02/2023	BRL	4,500	(66)	–	(66)
BZDIOVRA	5.75%	Monthly	01/02/2023	BRL	4,965	39	2	37
BZDIOVRA	5.44%	Monthly	10/03/2022	BRL	7,780	55	4	51
28-DAY MXN - TIIE	4.50%	Monthly	09/15/2022	MXN	47,670	6	(1)	7
1.85%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	4,724	(1,015)	9	(1,024)
0.50%	6-MONTH EUR - EURIBOR	Annually	09/16/2050	EUR	380	(60)	(31)	(29)

						$(1,192)	$(66)	$(1,126)

A list of open OTC swap agreements held by the Fund at June 30, 2020 is as follows:

Interest Rate Swaps
									Net Unrealized
						Notional		Upfront	Appreciation
				Termination		Amount	Value	Payments	(Depreciation)
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Date	Currency	(Thousands)	(Thousands)	(Thousands)	(Thousands)
Citibank	1-DAY BRL -CETIP	0.07024%	Annually	01/04/2027	BRL	3,600	$18	$–	$18
Citibank	1-DAY BRL - CETIP	0.07024%	Annually	01/04/2027	BRL	4,300	21	2	19
Citibank	1-DAY BRL - CETIP	0.07024%	Annually	01/04/2027	BRL	4,628	22	3	19
Citibank	1-DAY BRL - CETIP	6.87%	Annually	01/04/2027	BRL	15,030	45	–	45
JPMorgan Chase	1-DAY BRL - CETIP	0.07044%	Annually	01/04/2027	BRL	3,000	15	–	15

							$121	$5	$116

Percentages are based on Net Assets of $926,040 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $285,299 ($ Thousands), representing 30.8% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Perpetual security.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(F)	Level 3 security in accordance with fair value hierarchy.

(G)	Unsettled bank loan. Interest rate may not be available.

(H)	Interest rate is unavailable.
(I)	Refer to table below for details on Options Contracts.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	35

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

ABS — Asset-Backed Security

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

CAD — Canadian Dollar

CETIP— Central of Custody and Financial Settlement of Securities

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

EUR — Euro

EURIBOR — Euro InterBank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

JSC — Joint-Stock Company

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

OTC — Over-the-Counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Pty — Proprietary

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

S&P— Standard & Poor’s

SAR— Saudi Riyal

Ser — Series

TIIE — Interbank Equilibrium Interest Rate

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	444,060	–	444,060
Sovereign Debt	–	113,135	–	113,135
Common Stock	96,338	14	57	96,409
Loan Participations	–	85,408	248	85,656
Mortgage-Backed Securities	–	67,345	–	67,345
Asset-Backed Securities	–	33,454	1	33,455
Convertible Bonds	–	5,745	–	5,745
Municipal Bonds	–	2,178	–	2,178
Preferred Stock	–	758	–	758
Rights	–	–	–	–

Total Investments in Securities	96,338	752,097	306	848,741

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	212	–	–	212
Written Options	(706)	–	–	(706)
Futures Contracts*
Unrealized Appreciation	1,655	–	–	1,655
Unrealized Depreciation	(263)	–	–	(263)
Forwards Contracts*
Unrealized Appreciation	–	2,064	–	2,064
Unrealized Depreciation	–	(4,097)	–	(4,097)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	230	–	230
Unrealized Depreciation	–	(1,128)	–	(1,128)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,965	–	1,965
Unrealized Depreciation	–	(3,091)	–	(3,091)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	116	–	116

Total Other Financial Instruments	898	(2,033)	–	(3,043)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock
Balance as of October 1, 2019	$1	$1,189	$57
Accrued discounts/premiums	–	1	–
Realized gain/(loss)	–	(1,321)	–
Change in unrealized appreciation/ (depreciation)	–	1,021	–
Purchases	–	1,000	–
Sales	–	94	–
Net transfer into Level 3	–	(736)	–
Net transfer out of Level 3	–	1,000	–
Ending Balance as of June 30, 2020	$1	$248	$57
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$–	$1,021	$–

For the period ended June 30, 2020, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2020, there were transfers into/out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

36	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Income Fund (Continued)

As of June 30, 2020, Multi-Asset Income Fund is the seller (“providing protection”) on a total notional amount of $60.9 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swap		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities		Corporate Debt	Total
Fair value of written credit derivatives	$(56,566)	$23,899	$	–	$146,849	$114,182
Maximum potential amount of future payments	1,750,000	19,730,000		–	39,324,500	60,804,500
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–		–	–	–
Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	–	–		–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$–	$–	$27,110,000	$–	$–	$27,110,000
101-200	–	–	10,685,000	–	–	10,685,000
201-300	–	–	525,000	–	–	525,000
301-400	–	–	–	–	–	–
Greater than 400	–	–	22,484,500	–	–	22,484,500
Total	$–	$–	$60,804,500	$–	$–	$60,804,500

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	37

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 70.0%
U.S. Treasury Bills
1.481%, 12/03/2020 (A)(B)	$5,500	$5,496
0.681%, 11/05/2020 (A)(B)	46,500	46,474
0.139%, 02/25/2021 (A)(B)	2,500	2,498
0.120%, 12/31/2020 (A)(B)	4,500	4,496
U.S. Treasury Bonds
3.000%, 02/15/2049	5,300	7,317
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	18,934	21,785
2.000%, 01/15/2026	14,914	17,331
0.625%, 07/15/2021	51,103	51,991
0.625%, 04/15/2023	41,907	43,574
0.625%, 01/15/2024	28,481	29,995
0.500%, 04/15/2024	6,227	6,544
0.375%, 07/15/2023	31,124	32,410
0.375%, 07/15/2025	103,983	111,046
0.250%, 01/15/2025	9,136	9,611
0.125%, 01/15/2022	10,824	10,970
0.125%, 04/15/2022	12,112	12,288
0.125%, 07/15/2022	29,847	30,550
0.125%, 01/15/2023	26,869	27,523
0.125%, 07/15/2024	19,652	20,526
0.125%, 10/15/2024	25,338	26,536
0.125%, 07/15/2026	22,594	23,990
U.S. Treasury Notes
0.450%, VAR US Treasury 3 Month Bill Money Market Yield+0.300%, 10/31/2021 (A)(C)	5,300	5,317
0.264%, VAR US Treasury 3 Month Bill Money Market Yield+0.114%, 04/30/2022 (A)(C)	1,500	1,501

Total U.S. Treasury Obligations (Cost $531,338) ($ Thousands)		549,769

	Shares

COMMON STOCK — 27.1%

Communication Services — 2.1%
Activision Blizzard Inc	5,673	431
Alphabet Inc, Cl A *	1,212	1,719
Alphabet Inc, Cl C *	1,197	1,692
AT&T Inc	88,931	2,688
CenturyLink Inc	14,215	143
Cinemark Holdings Inc	2,200	25
Electronic Arts Inc *	2,183	288
Facebook Inc, Cl A *	10,268	2,332
GCI Liberty Inc *	1,400	100
IAC/InterActiveCorp *	300	97
Iridium Communications Inc *	800	20
Liberty Media Corp-Liberty Formula One, Cl C *	1,800	57
Live Nation Entertainment Inc *	700	31

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Madison Square Garden Sports Corp *	200	$29
Netflix Inc *	3,185	1,449
Roku Inc, Cl A *	751	88
Shenandoah Telecommunications Co	500	25
Spok Holdings Inc	3,900	36
Spotify Technology SA *	900	232
Take-Two Interactive Software Inc, Cl A *	800	112
Telephone and Data Systems Inc	1,422	28
T-Mobile US Inc *	4,250	443
Twitter Inc *	3,092	92
United States Cellular Corp *	600	19
Verizon Communications Inc	47,344	2,610
ViacomCBS Inc, Cl B	2,385	56
Vonage Holdings Corp *	4,800	48
Walt Disney Co/The	15,024	1,675
Zynga Inc, Cl A *	8,200	78

		16,643

Consumer Staples — 6.9%
Altria Group Inc	51,914	2,038
Andersons Inc/The	1,500	21
Archer-Daniels-Midland Co	16,379	654
B&G Foods Inc, Cl A	2,329	57
BellRing Brands, Cl A *	800	16
Beyond Meat Inc *	1,200	161
BJ’s Wholesale Club Holdings Inc *	3,400	127
Boston Beer Co Inc/The, Cl A *	250	134
Brown-Forman Corp, Cl A	1,128	65
Brown-Forman Corp, Cl B	4,669	297
Bunge Ltd	4,536	187
Calavo Growers Inc	954	60
Cal-Maine Foods Inc	1,150	51
Campbell Soup Co	4,796	238
Casey’s General Stores Inc	1,097	164
Central Garden & Pet Co, Cl A *	1,500	51
Church & Dwight Co Inc	7,268	562
Clorox Co/The	3,481	764
Coca-Cola Co/The	107,564	4,806
Coca-Cola Consolidated Inc	200	46
Colgate-Palmolive Co	24,348	1,784
Conagra Brands Inc	12,686	446
Constellation Brands Inc, Cl A	4,373	765
Costco Wholesale Corp	12,439	3,772
Coty Inc, Cl A	5,365	24
Darling Ingredients Inc *	4,136	102
Edgewell Personal Care Co *	1,834	57
Energizer Holdings Inc	1,713	81
Estee Lauder Cos Inc/The, Cl A	6,117	1,154
Flowers Foods Inc	5,807	130
Fresh Del Monte Produce Inc	1,189	29
Freshpet Inc *	800	67
General Mills Inc	16,514	1,018

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grocery Outlet Holding Corp *	2,000	$82
Hain Celestial Group Inc/The *	2,834	89
Herbalife Nutrition Ltd *	2,708	122
Hershey Co/The	3,994	518
Hormel Foods Corp	7,818	377
Hostess Brands Inc, Cl A *	3,370	41
Ingles Markets Inc, Cl A	553	24
Ingredion Inc	2,282	189
Inter Parfums Inc	900	43
J & J Snack Foods Corp	727	92
J M Smucker Co/The	3,214	340
John B Sanfilippo & Son Inc	500	43
Kellogg Co	7,103	469
Keurig Dr Pepper Inc	6,885	196
Kimberly-Clark Corp	9,778	1,382
Kraft Heinz Co/The	16,918	539
Kroger Co/The	21,931	742
Lamb Weston Holdings Inc	4,005	256
Lancaster Colony Corp	850	132
McCormick & Co Inc/MD	3,273	587
Medifast Inc	500	69
Molson Coors Beverage Co, Cl B	5,615	193
Mondelez International Inc, Cl A	39,025	1,995
Monster Beverage Corp *	10,431	723
National Beverage Corp, Cl A *	800	49
Nu Skin Enterprises Inc, Cl A	1,702	65
PepsiCo Inc	38,696	5,118
Performance Food Group Co *	3,395	99
Philip Morris International Inc	43,263	3,031
Pilgrim’s Pride Corp *	1,078	18
Post Holdings Inc *	1,872	164
PriceSmart Inc	2,950	178
Procter & Gamble Co/The	67,929	8,122
Reynolds Consumer Products Inc	1,300	45
Rite Aid *	190	3
Sanderson Farms Inc	601	70
Seaboard Corp	26	76
Simply Good Foods Co/The *	1,700	32
SpartanNash Co	400	8
Spectrum Brands Holdings Inc	1,866	86
Sprouts Farmers Market Inc *	3,128	80
Sysco Corp, Cl A	13,129	718
Tootsie Roll Industries Inc	1,721	59
TreeHouse Foods Inc *	2,057	90
Tyson Foods Inc, Cl A	8,321	497
Universal Corp/VA	922	39
US Foods Holding Corp *	6,656	131
USANA Health Sciences Inc *	500	37
Vector Group Ltd	5,329	54
Village Super Market Inc, Cl A	1,700	47
Walgreens Boots Alliance Inc	21,563	914
Walmart Inc	38,853	4,654

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WD-40 Co	627	$124
Weis Markets Inc	1,400	70

		53,849

Energy — 6.7%
Antero Midstream Corp	18,500	94
Antero Resources Corp *	9,447	24
Apache Corp	27,167	367
Arch Resources	1,200	34
Archrock Inc	9,200	60
Baker Hughes Co, Cl A	47,140	726
Bonanza Creek Energy Inc *	1,300	19
Cabot Oil & Gas Corp	25,025	430
Cactus Inc, Cl A	2,200	45
ChampionX Corp *	7,500	73
Cheniere Energy Inc *	15,580	753
Chevron Corp	123,894	11,055
Cimarex Energy Co	8,388	231
CNX Resources Corp *	13,662	118
Concho Resources Inc	13,698	705
ConocoPhillips	72,776	3,058
Continental Resources Inc/OK, Cl A	8,204	144
CVR Energy Inc	2,400	48
Delek US Holdings Inc	5,558	97
Devon Energy Corp	28,333	321
DHT Holdings Inc	3,000	15
Diamondback Energy Inc, Cl A	10,778	451
DMC Global Inc	300	8
Dril-Quip Inc *	3,288	98
EOG Resources Inc	39,187	1,985
EQT Corp	16,498	196
Equitrans Midstream Corp	15,698	130
Exxon Mobil Corp	277,248	12,398
Frank’s International *	11,300	25
Golar LNG Ltd	5,177	38
Halliburton Co	62,827	816
Helmerich & Payne Inc	8,238	161
Hess Corp	18,353	951
HollyFrontier Corp	9,831	287
Kinder Morgan Inc	129,246	1,961
Kosmos Energy Ltd	25,500	42
Magnolia Oil & Gas Corp *	6,200	38
Marathon Oil Corp	57,974	355
Marathon Petroleum Corp	43,771	1,636
Matador Resources Co *	7,600	65
Murphy Oil Corp	12,358	171
National Oilwell Varco Inc, Cl A	27,323	335
NexTier Oilfield Solutions Inc *	9,300	23
Noble Energy Inc	35,240	316
Nordic American Tankers Ltd	4,900	20
Occidental Petroleum Corp	63,186	1,156
Oceaneering International Inc, Cl A *	9,700	62

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ONEOK Inc	29,920	$994
Parsley Energy Inc, Cl A	19,349	207
Patterson-UTI Energy Inc	10,159	35
PBF Energy Inc, Cl A	9,129	93
PDC Energy Inc, Cl A *	7,414	92
Phillips 66	29,467	2,119
Pioneer Natural Resources Co	10,971	1,072
ProPetro Holding Corp *	9,900	51
Range Resources Corp	17,559	99
Renewable Energy Group Inc *	2,200	55
REX American Resources Corp *	900	62
Schlumberger Ltd, Cl A	99,416	1,828
Scorpio Tankers Inc	2,888	37
SEACOR Holdings Inc, Cl A *	1,100	31
SFL Corp Ltd	5,300	49
SM Energy Co	11,700	44
Southwestern Energy Co *	28,922	74
Targa Resources Corp	15,343	308
Transocean Ltd *	29,625	54
Valero Energy Corp	27,515	1,618
Williams Cos Inc/The	80,392	1,529
World Fuel Services Corp	5,374	138
WPX Energy Inc *	29,910	191

		52,921

Financials – 0.0%
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	1,700	48

Health Care – 5.4%
Abbott Laboratories	15,829	1,447
AbbVie Inc	16,925	1,662
ABIOMED Inc *	524	127
Acadia Healthcare Co Inc, Cl A *	1,066	27
ACADIA Pharmaceuticals Inc *	1,000	48
Acceleron Pharma Inc *(D)	500	48
Adaptive Biotechnologies Corp *	200	10
Agilent Technologies Inc	2,936	259
Agios Pharmaceuticals Inc *	800	43
Alexion Pharmaceuticals Inc *	2,303	258
Align Technology Inc *	901	247
Alkermes PLC *	2,411	47
Alnylam Pharmaceuticals Inc *	1,201	178
Amedisys Inc *	200	40
AmerisourceBergen Corp, Cl A	1,433	144
Amgen Inc, Cl A	5,740	1,354
Amicus Therapeutics Inc *	2,893	44
Anthem Inc	2,478	652
Arena Pharmaceuticals Inc *	300	19
Arrowhead Pharmaceuticals Inc *	1,000	43
Atrion Corp	100	64
Avantor Inc *	2,200	37

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Baxter International Inc	4,557	$392
Becton Dickinson and Co	2,581	618
Biogen Inc *	1,714	459
BioMarin Pharmaceutical Inc *	1,743	215
Bio-Rad Laboratories Inc, Cl A *	202	91
Bio-Techne Corp	550	145
BioTelemetry Inc *	900	41
Bluebird Bio Inc *	597	36
Blueprint Medicines Corp *	540	42
Boston Scientific Corp *	13,050	458
Bridgebio Pharma *	100	3
Bristol-Myers Squibb Co	22,108	1,300
Bruker Corp	900	37
Cardinal Health Inc	3,175	166
Cardiovascular Systems Inc *	1,500	47
Catalent Inc *	1,756	129
Centene Corp *	5,250	334
Cerner Corp	3,514	241
Change Healthcare Inc *	1,100	12
Charles River Laboratories International Inc *	553	96
Chemed Corp	150	68
Cigna Corp	3,557	667
CONMED Corp	400	29
Cooper Cos Inc/The, Cl A	472	134
CorVel Corp *	300	21
CVS Health Corp	12,737	828
Danaher Corp, Cl A	5,883	1,040
DaVita Inc *	858	68
DENTSPLY SIRONA Inc	2,904	128
DexCom Inc *	810	328
Edwards Lifesciences Corp, Cl A *	5,571	385
Elanco Animal Health Inc *	4,700	101
Eli Lilly and Co	7,503	1,232
Emergent BioSolutions Inc *	500	40
Enanta Pharmaceuticals Inc *	1,100	55
Encompass Health Corp	1,278	79
Ensign Group Inc/The	1,219	51
Envista Holdings Corp *	1,700	36
Exact Sciences Corp *	1,539	134
Exelixis Inc *	4,001	95
FibroGen *	1,286	52
Gilead Sciences Inc	12,801	985
Global Blood Therapeutics Inc *	800	50
Globus Medical Inc, Cl A *	800	38
Haemonetics Corp *	628	56
Halozyme Therapeutics Inc *	1,168	31
HCA Healthcare Inc	2,751	267
HealthEquity Inc *	600	35
HealthStream Inc *	500	11
Henry Schein Inc *	1,503	88
Hill-Rom Holdings Inc	951	104

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HMS Holdings Corp *	1,600	$52
Hologic Inc *	2,815	160
Horizon Therapeutics Plc *	1,728	96
Humana Inc	1,162	451
ICU Medical Inc *	324	60
IDEXX Laboratories Inc *	848	280
Illumina Inc *	1,442	534
Immunomedics Inc *	2,254	80
Incyte Corp *	1,543	160
Innoviva Inc *	2,800	39
Insulet Corp *	578	112
Integer Holdings Corp *	500	37
Integra LifeSciences Holdings Corp *	628	30
Intuitive Surgical Inc *	1,117	636
Ionis Pharmaceuticals Inc *	1,276	75
Iovance Biotherapeutics Inc *	1,400	38
IQVIA Holdings Inc *	1,682	239
iRhythm Technologies Inc *	200	23
Ironwood Pharmaceuticals Inc, Cl A *	2,400	25
Jazz Pharmaceuticals PLC *	929	103
Johnson & Johnson	24,246	3,410
Laboratory Corp of America Holdings *	1,212	201
LHC Group Inc *	400	70
Ligand Pharmaceuticals Inc *	278	31
LivaNova PLC *	557	27
Livongo Health Inc *	800	60
Luminex Corp	1,000	33
Magellan Health Inc *	700	51
Masimo Corp *	392	89
McKesson Corp	1,553	238
Medpace Holdings Inc *	300	28
Medtronic PLC	12,505	1,147
Merck & Co Inc	22,951	1,775
Merit Medical Systems Inc *	600	27
Mesa Laboratories Inc	300	65
Mettler-Toledo International Inc *	263	212
Mirati Therapeutics Inc *	100	11
Moderna Inc *	1,400	90
Molina Healthcare Inc *	538	96
Momenta Pharmaceuticals Inc *	500	17
Mylan NV *	7,087	114
MyoKardia Inc *	700	68
National HealthCare Corp	1,300	82
Natus Medical Inc *	1,200	26
Nektar Therapeutics, Cl A *	2,284	53
Neogen Corp, Cl B *	1,069	83
NeoGenomics Inc *	2,200	68
Neurocrine Biosciences Inc *	728	89
Nevro Corp *	200	24
Novocure Ltd *	1,100	65
NuVasive Inc *	500	28
Omnicell Inc *	650	46

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pacira BioSciences Inc *	700	$37
Patterson Cos Inc	2,377	52
Penumbra Inc *	350	63
PerkinElmer Inc	1,352	133
Perrigo Co PLC	1,330	74
Pfizer Inc	52,604	1,720
Phibro Animal Health Corp, Cl A	1,600	42
PRA Health Sciences Inc *	898	87
Premier Inc, Cl A *	600	21
Prestige Consumer Healthcare Inc, Cl A *	600	23
Providence Service Corp/The *	700	55
PTC Therapeutics *	700	36
QIAGEN NV *	2,204	94
Quest Diagnostics Inc	1,133	129
Quidel Corp *	400	89
Reata Pharmaceuticals Inc, Cl A *	300	47
Regeneron Pharmaceuticals Inc *	770	480
Repligen Corp *	488	60
ResMed Inc	1,433	275
Sage Therapeutics Inc *	797	33
Sarepta Therapeutics Inc *	609	98
Seattle Genetics Inc *	1,052	179
STERIS PLC	1,000	153
Stryker Corp	3,302	595
Syneos Health Inc, Cl A *	373	22
Tandem Diabetes Care Inc *	400	40
Teladoc Health Inc *	700	134
Teleflex Inc	490	178
Thermo Fisher Scientific Inc	3,916	1,419
Ultragenyx Pharmaceutical Inc *	476	37
United Therapeutics Corp *	822	99
UnitedHealth Group Inc	8,772	2,587
Universal Health Services Inc, Cl B	998	93
Varex Imaging Corp *	1,200	18
Varian Medical Systems Inc *	1,202	147
Veeva Systems Inc, Cl A *	1,021	239
Vertex Pharmaceuticals Inc *	2,524	733
Waters Corp *	701	126
West Pharmaceutical Services Inc	551	125
Wright Medical Group NV *	1,277	38
Zimmer Biomet Holdings Inc	2,203	263
Zoetis Inc, Cl A	4,394	602

		42,025

Information Technology — 1.9%
Accenture PLC, Cl A	1,960	421
ACI Worldwide Inc *	3,300	89
Adobe Inc *	1,584	690
Amdocs Ltd	1,553	95
ANSYS Inc *	301	88
Aspen Technology Inc *	476	49
Atlassian Corp PLC, Cl A *	100	18

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Autodesk Inc, Cl A *	702	$168
Automatic Data Processing Inc	1,460	217
Black Knight Inc *	400	29
Blackbaud Inc, Cl A	800	46
Bottomline Technologies DE Inc *	1,500	76
Broadridge Financial Solutions Inc	400	50
Cadence Design Systems Inc *	782	75
CDK Global Inc	965	40
Citrix Systems Inc	300	44
Cognizant Technology Solutions Corp, Cl A	1,845	105
CommVault Systems Inc *	1,200	46
CSG Systems International Inc	1,600	66
DocuSign Inc, Cl A *	500	86
EPAM Systems Inc *	250	63
Euronet Worldwide Inc *	427	41
Fair Isaac Corp *	100	42
Fidelity National Information Services Inc, Cl B	1,706	229
Fiserv Inc, Cl A *	1,664	162
FleetCor Technologies Inc *	352	89
Fortinet Inc *	350	48
Gartner Inc *	500	61
Genpact Ltd	700	26
Global Payments Inc	997	169
Guidewire Software Inc, Cl Z *	500	55
International Business Machines Corp	2,887	349
Intuit Inc	903	267
Jack Henry & Associates Inc	251	46
Leidos Holdings Inc	300	28
LogMeIn Inc	900	76
Manhattan Associates Inc *	1,100	104
ManTech International Corp/VA, Cl A	900	62
Mastercard Inc, Cl A	3,123	923
MAXIMUS Inc	600	42
Microsoft Corp	25,387	5,166
MicroStrategy Inc, Cl A *	600	71
NortonLifeLock Inc	1,406	28
Nuance Communications Inc *	1,000	25
Oracle Corp, Cl B	6,451	357
Palo Alto Networks Inc *	296	68
Paychex Inc	1,375	104
Paycom Software Inc *	200	62
PayPal Holdings Inc *	3,986	694
Progress Software Corp	2,000	78
Proofpoint Inc *	100	11
PTC Inc *	600	47
Qualys Inc *	600	62
RealPage Inc *	700	46
RingCentral Inc, Cl A *	100	29
salesforce.com Inc *	2,929	549
ServiceNow Inc *	613	248
Splunk Inc *	605	120

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Square Inc, Cl A *	1,277	$134
SS&C Technologies Holdings Inc	560	32
Synopsys Inc *	643	125
Teradata Corp *	1,000	21
Twilio Inc, Cl A *	400	88
Tyler Technologies Inc *	49	17
Verint Systems Inc *	600	27
Visa Inc, Cl A	5,908	1,141
VMware Inc, Cl A *	120	19
Western Union Co/The	2,400	52
WEX Inc *	200	33
Workday Inc, Cl A *	551	103

		14,937

Real Estate — 2.8%
Acadia Realty Trust ‡	3,727	48
Agree Realty Corp ‡	900	59
Alexander & Baldwin Inc ‡	2,438	30
Alexander’s Inc ‡	400	96
Alexandria Real Estate Equities Inc ‡	2,114	343
American Assets Trust Inc ‡	1,635	46
American Campus Communities Inc ‡	3,170	111
American Finance Trust ‡	6,700	53
American Homes 4 Rent, Cl A ‡	4,494	121
American Tower Corp, Cl A ‡	8,035	2,078
Americold Realty Trust ‡	2,800	102
Apartment Investment and Management Co, Cl A ‡	2,955	111
Apple Hospitality Inc ‡	8,014	77
AvalonBay Communities Inc ‡	2,753	426
Boston Properties Inc ‡	3,411	308
Brandywine Realty Trust ‡	5,821	63
Brixmor Property Group Inc ‡	6,467	83
Brookfield Property REIT Inc, Cl A ‡	2,800	28
Camden Property Trust ‡	2,103	192
CareTrust Inc ‡	2,300	39
CBRE Group Inc, Cl A *‡	6,878	311
Colony Capital Inc ‡	14,866	36
Columbia Property Trust Inc ‡	3,550	47
CoreCivic Inc ‡	3,867	36
CoreSite Realty Corp ‡	586	71
Corporate Office Properties Trust ‡	2,828	72
Cousins Properties Inc ‡	2,328	69
Crown Castle International Corp ‡	6,996	1,171
CubeSmart ‡	4,781	129
Cushman & Wakefield PLC *‡	1,100	14
CyrusOne Inc ‡	2,336	170
DiamondRock Hospitality Co ‡	6,442	36
Digital Realty Trust Inc, Cl A ‡	4,702	668
Diversified Healthcare Trust ‡	6,344	28
Douglas Emmett Inc ‡	3,569	109
Duke Realty Corp ‡	7,559	267

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Easterly Government Properties Inc ‡	1,975	$46
EastGroup Properties Inc ‡	1,076	128
Empire State Realty Trust Inc, Cl A ‡	4,528	32
EPR Properties, Cl A ‡	1,953	65
Equinix Inc ‡	1,468	1,031
Equity Commonwealth ‡	3,250	105
Equity LifeStyle Properties Inc ‡	3,000	187
Equity Residential ‡	7,468	439
Essex Property Trust Inc ‡	1,451	333
Extra Space Storage Inc ‡	2,481	229
Federal Realty Investment Trust ‡	1,719	146
First Industrial Realty Trust Inc ‡	2,330	90
Four Corners Property Trust Inc ‡	2,200	54
Franklin Street Properties Corp ‡	8,100	41
Gaming and Leisure Properties Inc ‡	4,056	140
GEO Group Inc/The ‡	3,947	47
Getty Realty Corp ‡	1,300	39
Global Net Lease Inc ‡	3,900	65
Healthcare Realty Trust Inc ‡	3,504	103
Healthcare Trust of America Inc, Cl A ‡	5,141	136
Healthpeak Properties Inc ‡	13,108	361
Highwoods Properties Inc ‡	2,751	103
Host Hotels & Resorts Inc ‡	14,888	161
Howard Hughes Corp/The *‡	909	47
Hudson Pacific Properties Inc ‡	3,482	88
Industrial Logistics Properties Trust ‡	1,400	29
Investors Real Estate Trust ‡	644	45
Invitation Homes Inc ‡	9,583	264
Iron Mountain Inc ‡	6,557	171
JBG SMITH Properties ‡	3,000	89
Jones Lang LaSalle Inc	1,124	116
Kennedy-Wilson Holdings Inc ‡	4,345	66
Kilroy Realty Corp ‡	2,128	125
Kimco Realty Corp ‡	9,227	118
Kite Realty Group Trust ‡	3,000	35
Lamar Advertising Co, Cl A ‡	1,884	126
Lexington Realty Trust, Cl B ‡	9,400	99
Life Storage Inc ‡	900	85
LTC Properties Inc ‡	1,379	52
Macerich Co/The ‡	10,900	98
Mack-Cali Realty Corp ‡	2,924	45
Marcus & Millichap Inc *‡	600	17
Medical Properties Trust Inc ‡	8,858	167
Mid-America Apartment Communities Inc ‡	2,019	232
Monmouth Real Estate Investment Corp, Cl A ‡	2,173	31
National Health Investors Inc ‡	1,241	75
National Retail Properties Inc ‡	3,600	128
National Storage Affiliates Trust ‡	1,700	49
Office Properties Income Trust ‡	433	11
Omega Healthcare Investors Inc ‡	4,274	127
Outfront Media Inc ‡	3,922	56

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paramount Group Inc ‡	6,507	$50
Park Hotels & Resorts Inc ‡	5,354	53
Pebblebrook Hotel Trust ‡	2,577	35
Physicians Realty Trust ‡	3,278	57
Piedmont Office Realty Trust Inc, Cl A ‡	3,766	63
PotlatchDeltic Corp ‡	1,763	67
Prologis Inc ‡	13,626	1,272
PS Business Parks Inc ‡	902	119
Public Storage ‡	2,625	504
QTS Realty Trust Inc, Cl A ‡	1,002	64
Rayonier Inc ‡	3,708	92
Realty Income Corp ‡	7,899	470
Redfin Corp *‡	631	26
Regency Centers Corp ‡	3,562	163
Retail Opportunity Investments Corp ‡	5,100	58
Retail Properties of America Inc, Cl A ‡	7,590	56
Rexford Industrial Realty Inc ‡	1,728	72
RLJ Lodging Trust ‡	4,599	43
Ryman Hospitality Properties Inc ‡	972	34
Sabra Health Care REIT Inc ‡	4,681	68
Saul Centers Inc ‡	834	27
SBA Communications Corp, Cl A ‡	1,953	582
Service Properties Trust ‡	8,652	61
Simon Property Group Inc ‡	6,733	460
SITE Centers Corp ‡	4,485	36
SL Green Realty Corp ‡	2,270	112
Spirit Realty Capital Inc ‡	2,641	92
St Joe Co/The *‡	11,400	221
STAG Industrial Inc ‡	2,778	81
STORE Capital Corp ‡	4,455	106
Sun Communities Inc ‡	1,552	211
Sunstone Hotel Investors Inc ‡	5,806	47
Tanger Factory Outlet Centers Inc ‡	8,900	63
Taubman Centers Inc ‡	1,635	62
Terreno Realty Corp ‡	1,078	57
UDR Inc ‡	6,457	241
Uniti Group Inc ‡	4,262	40
Universal Health Realty Income Trust ‡	400	32
Urban Edge Properties ‡	2,748	33
Ventas Inc ‡	7,383	270
VEREIT Inc ‡	22,120	142
VICI Properties Inc ‡	8,300	168
Vornado Realty Trust ‡	4,378	167
Washington Real Estate Investment Trust ‡	2,478	55
Weingarten Realty Investors ‡	2,977	56
Welltower Inc ‡	8,521	441
Weyerhaeuser Co ‡	20,237	455
WP Carey Inc ‡	3,479	235

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xenia Hotels & Resorts Inc ‡	2,300	$21

		22,260

Utilities — 1.3%
AES Corp/The	8,742	127
ALLETE Inc	2,150	117
Alliant Energy Corp	3,028	145
Ameren Corp	2,054	145
American Electric Power Co Inc	5,279	420
American States Water Co	600	47
American Water Works Co Inc	991	128
Atmos Energy Corp	537	54
Avangrid Inc	2,000	84
Avista Corp	1,700	62
Black Hills Corp, Cl A	1,300	74
California Water Service Group, Cl A	1,300	62
CenterPoint Energy Inc	5,908	110
Chesapeake Utilities Corp	600	50
Clearway Energy Inc, Cl C	1,319	30
CMS Energy Corp	2,204	129
Consolidated Edison Inc	3,156	227
Dominion Energy Inc	7,774	631
DTE Energy Co	2,133	229
Duke Energy Corp	6,943	555
Edison International	4,180	227
Entergy Corp	2,293	215
Essential Utilities Inc	2,003	85
Evergy Inc	2,101	125
Eversource Energy	2,705	225
Exelon Corp	11,362	412
FirstEnergy Corp	5,822	226
Hawaiian Electric Industries Inc	2,528	91
IDACORP Inc, Cl A	1,200	105
MDU Resources Group Inc	4,145	92
MGE Energy Inc	1,400	90
Middlesex Water Co	700	47
National Fuel Gas Co	1,437	60
New Jersey Resources Corp	1,972	64
NextEra Energy Inc	4,708	1,131
NiSource Inc	3,546	81
Northwest Natural Holding Co	600	34
NorthWestern Corp	1,301	71
NRG Energy Inc	2,805	91
OGE Energy Corp	3,490	106
ONE Gas Inc	1,194	92
Ormat Technologies Inc	900	57
Otter Tail Corp	1,700	66
PG&E Corp *	4,061	36
Pinnacle West Capital Corp	1,750	128
PNM Resources Inc	2,252	87
Portland General Electric Co	1,976	83
PPL Corp	10,080	261

Description	Shares		Market Value ($ Thousands)

COMMON STOCK (continued)
Public Service Enterprise Group Inc		6,037	$297
Sempra Energy		3,184	373
SJW Group		800	50
South Jersey Industries Inc, Cl A		1,000	25
Southern Co/The		10,924	566
Southwest Gas Holdings Inc		976	67
Spire Inc		1,194	78
TerraForm Power Inc, Cl A		1,200	22
UGI Corp		2,647	84
Unitil Corp		600	27
Vistra Energy Corp		5,878	109
WEC Energy Group Inc		3,215	282
Xcel Energy Inc		4,498	281

			10,075

Total Common Stock (Cost $187,084) ($ Thousands)			212,758

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 13.4%
Communication Services — 1.2%
AT&T
4.125%, 02/17/2026		574	654
3.400%, 05/15/2025		2,045	2,247
Baidu
3.425%, 04/07/2030		201	218
CCO Holdings
5.000%, 02/01/2028 (E)		282	291
4.000%, 03/01/2023 (E)		603	604
Verizon Communications
5.012%, 04/15/2049		106	148
4.862%, 08/21/2046		279	379
3.000%, 03/22/2027		222	246
ViacomCBS
4.750%, 05/15/2025		625	715
3.500%, 01/15/2025		835	910
Vodafone Group
3.750%, 01/16/2024		1,584	1,730
Weibo
3.375%, 07/08/2030		955	949

			9,091

Consumer Discretionary — 1.0%
AutoNation
4.750%, 06/01/2030		552	598
Clarios Global
4.375%, 05/15/2026 (E)	EUR	155	172
Cox Communications
2.950%, 06/30/2023 (E)		$240	253
CSC Holdings
6.750%, 11/15/2021		160	168

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Expedia Group
7.000%, 05/01/2025 (E)	$209	$217
6.250%, 05/01/2025 (E)	53	56
General Motors
6.800%, 10/01/2027	201	234
6.125%, 10/01/2025	145	163
General Motors Financial
5.200%, 03/20/2023	500	534
5.100%, 01/17/2024	858	917
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (E)	413	373
Harley-Davidson Financial Services
3.350%, 06/08/2025 (E)	471	482
International Game Technology
6.250%, 02/15/2022 (E)	322	325
Kimberly-Clark de Mexico
2.431%, 07/01/2031 (E)	300	302
Marriott International
5.750%, 05/01/2025	68	74
Ralph Lauren
2.950%, 06/15/2030	309	317
Ross Stores
4.700%, 04/15/2027	117	136
4.600%, 04/15/2025	224	257
Royal Caribbean Cruises
11.500%, 06/01/2025 (E)	525	548
10.875%, 06/01/2023 (E)	292	300
Starbucks
4.500%, 11/15/2048	307	362
Time Warner Cable
4.500%, 09/15/2042	330	351
Volkswagen Group of America Finance
2.900%, 05/13/2022 (E)	485	501

		7,640

Consumer Staples — 0.7%
Albertsons
3.500%, 02/15/2023 (E)	814	824
Altria Group
4.800%, 02/14/2029	167	195
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	755	1,007
4.600%, 06/01/2060	444	529
BAT Capital
3.215%, 09/06/2026	891	955
BRF
3.950%, 05/22/2023	254	251
BRF GmbH
4.350%, 09/29/2026	300	290
Coca-Cola
2.950%, 03/25/2025	620	682

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Coca-Cola Femsa
2.750%, 01/22/2030	$326	$345
Tyson Foods
3.950%, 08/15/2024	715	792
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (E)(F)	660	20

		5,890

Energy — 1.6%
Baker Hughes a GE
3.337%, 12/15/2027	501	534
BP Capital Markets America
3.194%, 04/06/2025	552	601
Cenovus Energy
4.250%, 04/15/2027	52	47
Energy Transfer Operating
5.200%, 02/01/2022	465	487
4.500%, 04/15/2024	260	282
3.750%, 05/15/2030	905	899
Energy Transfer Partners
4.500%, 11/01/2023	114	122
Eni
4.250%, 05/09/2029 (E)	900	974
Enterprise Products Operating
5.200%, 09/01/2020	340	343
Exxon Mobil
2.992%, 03/19/2025	601	653
1.571%, 04/15/2023	855	877
Husky Energy
4.400%, 04/15/2029	1,047	1,047
Marathon Petroleum
5.125%, 03/01/2021	196	201
4.500%, 05/01/2023	695	749
ONEOK
5.850%, 01/15/2026	362	413
Pertamina Persero MTN
6.450%, 05/30/2044	450	574
Petroleos Mexicanos
6.840%, 01/23/2030 (E)	181	159
Petroleos Mexicanos MTN
6.750%, 09/21/2047	380	292
Petronas Capital MTN
4.550%, 04/21/2050 (E)	546	691
Sabine Pass Liquefaction
5.000%, 03/15/2027	720	806
Shell International Finance BV
2.375%, 04/06/2025	303	322
Sunoco
5.875%, 03/15/2028	257	255
4.875%, 01/15/2023	563	554
Transocean Poseidon
6.875%, 02/01/2027 (E)	294	250

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Valero Energy
2.700%, 04/15/2023	$488	$506
Williams
3.900%, 01/15/2025	217	238

		12,876

Financials — 5.0%
ABN AMRO Bank
4.750%, 07/28/2025 (E)	269	296
AIB Group MTN
4.750%, 10/12/2023 (E)	300	323
4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/2025 (E)	605	645
Alleghany
3.625%, 05/15/2030	931	988
American Express
3.598%, VAR ICE LIBOR USD 3 Month+3.285%(G)	359	306
Australia & New Zealand Banking Group
4.400%, 05/19/2026 (E)	400	445
Banco de Credito del Peru MTN
3.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 07/01/2030 (E)	630	625
Banco Santander
5.179%, 11/19/2025	800	901
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (E)	364	398
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%(G)	362	389
6.300%, VAR ICE LIBOR USD 3 Month+4.553%(G)	233	259
Bank of America MTN
3.950%, 04/21/2025	1,205	1,334
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,200	1,243
Bank of New York Mellon
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.358%(G)	416	433
Bank of New York Mellon MTN
1.600%, 04/24/2025	337	349
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (E)	470	473
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%(E)(G)	131	159
3.684%, 01/10/2023	695	721
BNP Paribas MTN
4.375%, 05/12/2026 (E)	650	717

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Capital One Financial
2.600%, 05/11/2023	$416	$435
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971%(G)	409	437
CIT Group
5.250%, 03/07/2025	476	493
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%(G)	311	310
5.950%, VAR ICE LIBOR USD 3 Month+4.095%(G)	320	305
3.875%, 03/26/2025	905	986
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/2026	631	679
Commonwealth Bank of Australia
4.500%, 12/09/2025 (E)	400	452
Cooperatieve Rabobank UA
4.375%, 08/04/2025	657	739
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%(G)	645	670
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%(E) (G)	365	371
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	555	638
Danske Bank
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (E)	900	936
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028	475	479
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.783%(G)	1,308	1,342
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874%(G)	236	218
3.500%, 04/01/2025	435	477
2.350%, 11/15/2021	847	853
Goldman Sachs Group MTN
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	728	756
1.963%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	900	914
Guardian Life Insurance of America
4.850%, 01/24/2077 (E)	145	185
HSBC Bank USA
4.875%, 08/24/2020	450	453

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	$261	$290
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	552	610
ING Groep
3.550%, 04/09/2024	500	544
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (E)	335	343
JPMorgan Chase
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	605	628
JPMorgan Chase MTN
2.295%, 08/15/2021	551	552
Lincoln National
4.200%, 03/15/2022	355	376
MetLife
5.700%, 06/15/2035	80	115
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (E)	275	292
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%(G)	160	147
Morgan Stanley MTN
5.000%, 11/24/2025	171	200
4.350%, 09/08/2026	854	985
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	359	374
Nationwide Building Society
4.000%, 09/14/2026 (E)	747	808
Nationwide Financial Services
5.375%, 03/25/2021 (E)	470	483
Navient
6.625%, 07/26/2021	770	755
Navient MTN
7.250%, 01/25/2022	52	52
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598%(G)	425	442
2.628%, VAR ICE LIBOR USD 3 Month+2.320%(G)	600	547
Santander Holdings USA
4.400%, 07/13/2027	405	439
Santander UK
5.000%, 11/07/2023 (E)	246	268
SBA Tower Trust
3.156%, 10/08/2020 (E)	950	952
Standard Chartered
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.723%(E)(G)	200	209

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301%(G)	$412	$425
2.270%, VAR ICE LIBOR USD 3 Month+1.510%(E)(G)	400	322
State Street
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/2026 (E)	63	68
Synchrony Financial
4.500%, 07/23/2025	945	1,004
Truist Financial
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.349%(G)	829	856
UBS
1.750%, 04/21/2022 (E)	310	316
UBS Group
4.125%, 09/24/2025 (E)	409	464
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%(G)	474	479
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	260
Wells Fargo
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	617	638

		39,375

Health Care — 0.6%
AbbVie
4.875%, 11/14/2048	237	311
Centene
4.625%, 12/15/2029	167	176
4.250%, 12/15/2027	146	151
Cigna
4.375%, 10/15/2028	382	452
4.125%, 11/15/2025	286	329
3.750%, 07/15/2023	161	175
CVS Health
3.625%, 04/01/2027	144	162
Gilead Sciences
2.550%, 09/01/2020	1,137	1,141
Mylan
3.950%, 06/15/2026	437	488
Takeda Pharmaceutical
4.400%, 11/26/2023	820	911
Zimmer Biomet Holdings
3.050%, 01/15/2026	143	154

		4,450

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 1.0%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		$190	$199
4.500%, 09/15/2023		359	359
4.125%, 07/03/2023		260	254
3.300%, 01/23/2023		260	255
Air Lease
3.875%, 07/03/2023		75	76
Air Lease MTN
4.250%, 02/01/2024		319	328
3.750%, 06/01/2026		25	25
3.000%, 02/01/2030		37	34
Alfa
5.250%, 03/25/2024 (E)		660	703
Aviation Capital Group
4.875%, 10/01/2025 (E)		143	131
4.125%, 08/01/2025 (E)		6	6
3.875%, 05/01/2023 (E)		334	317
3.500%, 11/01/2027 (E)		92	76
2.875%, 01/20/2022 (E)		75	72
Embraer Netherlands Finance BV
5.400%, 02/01/2027		670	593
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (E)		200	216
GE Capital Funding
3.450%, 05/15/2025 (E)		642	673
General Electric
3.450%, 05/01/2027		650	665
0.875%, 05/17/2025	EUR	825	892
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$242	286
4.350%, 04/05/2036 (E)		225	240
Odebrecht Finance
7.125%, 06/26/2042 (E)(F)		444	22
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (E)		409	432
Southwest Airlines
4.750%, 05/04/2023		513	527
TransDigm
6.250%, 03/15/2026 (E)		405	404
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		141	144

			7,929

Information Technology — 0.9%
Analog Devices
2.950%, 04/01/2025		70	76
Broadcom
4.700%, 04/15/2025 (E)		244	275
4.250%, 04/15/2026 (E)		378	421
4.150%, 11/15/2030 (E)		855	929
4.110%, 09/15/2028 (E)		573	624

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 01/15/2027	$486	$525
Global Payments
4.000%, 06/01/2023	392	425
Infor
1.750%, 07/15/2025 (E)	340	342
Lam Research
2.800%, 06/15/2021	640	655
Leidos
2.950%, 05/15/2023 (E)	247	257
Mastercard
3.300%, 03/26/2027	330	374
NXP BV
2.700%, 05/01/2025 (E)	106	111
Oracle
2.500%, 04/01/2025	834	893
Seagate HDD Cayman
4.091%, 06/01/2029 (E)	214	224
Tencent Holdings MTN
3.240%, 06/03/2050 (E)	439	440
1.810%, 01/26/2026 (E)	649	656

		7,227

Materials — 0.9%
Alpek
4.250%, 09/18/2029 (E)	203	201
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (E)	1,130	1,034
Celulosa Arauco y Constitucion
4.200%, 01/29/2030 (E)	380	387
Cemex
7.375%, 06/05/2027 (E)	274	278
DuPont de Nemours
4.493%, 11/15/2025	690	794
4.205%, 11/15/2023	690	756
Eastman Chemical Co
3.800%, 03/15/2025	318	345
GUSAP III
4.250%, 01/21/2030 (E)	675	662
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025 (E)	342	365
Inversiones CMPC
4.375%, 05/15/2023	389	407
4.375%, 04/04/2027	1,080	1,153
Nacional del Cobre de Chile
3.750%, 01/15/2031 (E)	201	219
3.150%, 01/14/2030 (E)	455	473

		7,074

Real Estate — 0.1%
Host Hotels & Resorts
3.750%, 10/15/2023	16	16

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Welltower
4.000%, 06/01/2025	$550	$608

		624

Utilities — 0.4%
Colbun
3.150%, 03/06/2030 (E)	400	404
Enel Chile
4.875%, 06/12/2028	650	725
Israel Electric
5.000%, 11/12/2024 (E)	792	887
Kentucky Utilities
3.300%, 06/01/2050	382	407
NextEra Energy Capital Holdings
2.750%, 05/01/2025	170	184
PacifiCorp
2.700%, 09/15/2030	209	227
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048	230	286
Terraform Global Operating
6.125%, 03/01/2026 (E)	74	73

		3,193

Total Corporate Obligations (Cost $100,653) ($ Thousands)		105,369

MORTGAGE-BACKED SECURITIES — 8.3%

Agency Mortgage-Backed Obligations — 0.7%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
5.965%, VAR ICE LIBOR USD 1 Month+6.150%, 06/15/2047	2,073	475
FHLMC CMO, Ser 2017-4727, Cl SA, IO
6.015%, VAR ICE LIBOR USD 1 Month+6.200%, 11/15/2047	1,747	345
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
3.435%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	885	893
FNMA CMO, Ser 2011-131, Cl ST, IO
6.356%, VAR ICE LIBOR USD 1 Month+6.540%, 12/25/2041	1,068	255
FNMA CMO, Ser 2014-17, Cl SA, IO
5.866%, VAR ICE LIBOR USD 1 Month+6.050%, 04/25/2044	2,551	650
FNMA CMO, Ser 2014-78, Cl SE, IO
5.916%, VAR ICE LIBOR USD 1 Month+6.100%, 12/25/2044	1,868	374
FNMA CMO, Ser 2014-92, Cl SX, IO
5.916%, VAR ICE LIBOR USD 1 Month+6.100%, 01/25/2045	2,152	516

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-77, Cl DS, IO
5.816%, VAR ICE LIBOR USD 1 Month+6.000%, 10/25/2046	$1,887	$392
FNMA CMO, Ser 2017-62, Cl AS, IO
5.966%, VAR ICE LIBOR USD 1 Month+6.150%, 08/25/2047	2,075	383
FNMA CMO, Ser 2017-81, Cl SA, IO
6.016%, VAR ICE LIBOR USD 1 Month+6.200%, 10/25/2047	2,138	482
FNMA CMO, Ser 2017-97, Cl LS, IO
6.016%, VAR ICE LIBOR USD 1 Month+6.200%, 12/25/2047	2,263	579
GNMA CMO, Ser 2017-122, Cl SA, IO
6.010%, VAR ICE LIBOR USD 1 Month+6.200%, 08/20/2047	1,453	296
GNMA CMO, Ser 2017-134, Cl SE, IO
6.010%, VAR ICE LIBOR USD 1 Month+6.200%, 09/20/2047	1,583	258

		5,898

Non-Agency Mortgage-Backed Obligations — 7.6%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	73	65
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	4	4
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	333	257
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	245	185
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	165	148
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
1.185%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2035 (E)	1,000	927
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%, 03/10/2037 (C)(E)	365	321
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
1.185%, VAR ICE LIBOR USD 1 Month+1.000%, 11/15/2033 (E)	1,610	1,512
Bellemeade Re, Ser 2018-2A, Cl M1B
1.535%, VAR ICE LIBOR USD 1 Month+1.350%, 08/25/2028 (E)	142	142
Bellemeade Re, Ser 2018-3A, Cl M1B
2.035%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2028 (E)	311	308

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2019-1A, Cl M1B
1.935%, VAR ICE LIBOR USD 1 Month+1.750%, 03/25/2029 (E)	$675	$628
Bellemeade Re, Ser 2019-2A, Cl M1C
2.185%, VAR ICE LIBOR USD 1 Month+2.000%, 04/25/2029 (E)	481	473
Bellemeade Re, Ser 2019-3A, Cl M1B
1.785%, VAR ICE LIBOR USD 1 Month+1.600%, 07/25/2029 (E)	466	451
Bellemeade Re, Ser 2019-3A, Cl M1C
2.135%, VAR ICE LIBOR USD 1 Month+1.950%, 07/25/2029 (E)	340	317
Bellemeade Re, Ser 2019-4A, Cl M1B
2.185%, VAR ICE LIBOR USD 1 Month+2.000%, 10/25/2029 (E)	675	649
BFLD, Ser 2019-DPLO, Cl D
2.025%, VAR ICE LIBOR USD 1 Month+1.840%, 10/15/2034 (E)	332	295
BHMS, Ser 2018-ATLS, Cl A
1.435%, VAR ICE LIBOR USD 1 Month+1.250%, 07/15/2035 (E)	774	733
BX Trust, Ser 2018-EXCL, Cl A
1.272%, VAR ICE LIBOR USD 1 Month+1.088%, 09/15/2037 (E)	867	771
CCUBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%, 11/15/2050 (C)	1,115	1,248
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	670	722
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (E)	915	966
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	119	87
Chase Mortgage Reference Notes, Ser 2019-CL1, Cl M3
2.285%, VAR ICE LIBOR USD 1 Month+2.100%, 04/25/2047 (E)	186	171
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	173	132
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	82	57
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.563%, 04/10/2046 (C)(E)	343	312
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	1,040

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	$435	$482
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	540	595
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl AS
3.789%, 09/15/2050 (C)	411	455
CLNY Trust, Ser 2019-IKPR, Cl D
2.210%, VAR ICE LIBOR USD 1 Month+2.025%, 11/15/2038 (E)	680	571
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.050%, 07/10/2046 (C)(E)	740	714
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	870	937
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/2035 (E)	200	212
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	545	601
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	250	269
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (E)	151	149
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
2.585%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/2031 (E)	353	349
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.485%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (E)	231	227
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
2.335%, VAR ICE LIBOR USD 1 Month+2.150%, 09/25/2031 (E)	126	124
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
2.285%, VAR ICE LIBOR USD 1 Month+2.100%, 06/25/2039 (E)	453	440
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
2.185%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2039 (E)	266	261
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
2.285%, VAR ICE LIBOR USD 1 Month+2.100%, 09/25/2039 (E)	529	513

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
2.285%, VAR ICE LIBOR USD 1 Month+2.100%, 10/25/2039 (E)	$900	$873
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	436	471
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	1,090	1,201
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
1.224%, VAR ICE LIBOR USD 1 Month+1.030%, 12/19/2030 (E)	761	723
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.375%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2036	431	203
Eagle RE, Ser 2018-1, Cl M1
1.885%, VAR ICE LIBOR USD 1 Month+1.700%, 11/25/2028 (E)	85	82
Eagle RE, Ser 2020-1, Cl M1A
1.085%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2030 (E)	790	778
FHLMC STACR Remic Trust, Ser 2019-HQA4, Cl M1
0.955%, VAR ICE LIBOR USD 1 Month+0.770%, 11/25/2049 (E)	58	58
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
1.885%, VAR ICE LIBOR USD 1 Month+1.700%, 01/25/2050 (E)	670	640
FHLMC STACR Remic Trust, Ser 2020-HQA2, Cl M1
1.285%, VAR ICE LIBOR USD 1 Month+1.100%, 03/25/2050 (E)	582	580
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
2.235%, VAR ICE LIBOR USD 1 Month+2.050%, 07/25/2049 (E)	58	57
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
2.135%, VAR ICE LIBOR USD 1 Month+1.950%, 10/25/2049 (E)	629	616
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
2.335%, VAR ICE LIBOR USD 1 Month+2.150%, 11/25/2048 (E)	363	342
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
2.035%, VAR ICE LIBOR USD 1 Month+1.850%, 09/25/2049 (E)	368	356
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M2
7.335%, VAR ICE LIBOR USD 1 Month+7.150%, 07/25/2023	442	388

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
3.485%, VAR ICE LIBOR USD 1 Month+3.300%, 10/25/2027	$250	$254
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
4.835%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	189	197
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
2.685%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/2030	450	452
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M2
3.735%, VAR ICE LIBOR USD 1 Month+3.550%, 08/25/2029	650	660
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2
2.835%, VAR ICE LIBOR USD 1 Month+2.650%, 12/25/2029	236	234
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	170	122
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.485%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	386	389
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.185%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	211	213
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.185%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	502	506
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.185%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	514	524
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.185%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	443	453
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
5.735%, VAR ICE LIBOR USD 1 Month+5.550%, 04/25/2028	429	455
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.885%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	172	181

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
4.635%, VAR ICE LIBOR USD 1 Month+4.450%, 01/25/2029	$636	$650
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
4.435%, VAR ICE LIBOR USD 1 Month+4.250%, 04/25/2029	226	236
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
4.535%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	190	197
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M2
3.735%, VAR ICE LIBOR USD 1 Month+3.550%, 07/25/2029	608	618
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
3.035%, VAR ICE LIBOR USD 1 Month+2.850%, 11/25/2029	665	653
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.555%, 08/10/2044 (C)(E)	80	59
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.155%, 01/10/2047 (C)(E)	679	545
GS Mortgage Securities Trust, Ser 2014- GC22, Cl A5
3.862%, 06/10/2047	789	853
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%, 03/10/2051 (C)	1,350	1,541
GS Mortgage Securities Trust, Ser 2019- BOCA, Cl A
1.385%, VAR ICE LIBOR USD 1 Month+1.200%, 06/15/2038 (E)	331	316
GS Mortgage Securities Trust, Ser 2019-SMP, Cl A
1.335%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2032 (E)	450	428
Home RE, Ser 2018-1, Cl M1
1.785%, VAR ICE LIBOR USD 1 Month+1.600%, 10/25/2028 (E)	129	129
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.435%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2035	115	98
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	925	1,003
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.985%, 09/15/2047 (C)	18,013	513

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	$540	$595
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	1,092	1,204
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl XA, IO
1.211%, 09/15/2050 (C)	6,678	348
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	900	972
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl EFL
2.045%, VAR ICE LIBOR USD 1 Month+1.850%, 01/16/2037 (E)	108	98
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (C)	218	126
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2
2.579%, 03/10/2049 (E)	971	986
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	920	991
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl D
5.684%, 09/15/2047 (C)(E)	100	99
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl SNMA
2.135%, VAR ICE LIBOR USD 1 Month+1.950%, 11/15/2026 (E)	204	194
Morgan Stanley Capital I Trust, Ser 2016- UB12, Cl A4
3.596%, 12/15/2049	835	919
Mortgage Insurance-Linked Notes, Ser 2019- 1, Cl M1
2.085%, VAR ICE LIBOR USD 1 Month+1.900%, 11/26/2029 (E)	553	539
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl A
0.968%, VAR ICE LIBOR USD 1 Month+0.784%, 07/15/2033 (E)	910	885
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
1.685%, VAR ICE LIBOR USD 1 Month+1.500%, 07/15/2036 (E)	313	307
Oaktown Re III, Ser 2019-1A, Cl M1B
2.135%, VAR ICE LIBOR USD 1 Month+1.950%, 07/25/2029 (E)	338	332

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust, Ser 2019-1R, Cl A
2.184%, VAR ICE LIBOR USD 1 Month+2.000%, 03/27/2024 (E)	$249	$245
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
2.934%, VAR ICE LIBOR USD 1 Month+2.750%, 05/27/2023 (E)	457	397
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
2.884%, VAR ICE LIBOR USD 1 Month+2.700%, 10/27/2022 (E)	164	155
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
2.534%, VAR ICE LIBOR USD 1 Month+2.350%, 02/27/2023 (E)	548	531
Radnor RE, Ser 2019-1, Cl M1B
2.135%, VAR ICE LIBOR USD 1 Month+1.950%, 02/25/2029 (E)	423	420
Radnor RE, Ser 2019-2, Cl M1B
1.935%, VAR ICE LIBOR USD 1 Month+1.750%, 06/25/2029 (E)	486	479
Radnor RE, Ser 2020-1, Cl M1A
1.135%, VAR ICE LIBOR USD 1 Month+0.950%, 02/25/2030 (E)	289	286
Starwood Retail Property Trust, Ser 2014-STAR, Cl A
1.655%, VAR ICE LIBOR USD 1 Month+1.470%, 11/15/2027 (E)	1,611	1,231
UBS Commercial Mortgage Trust, Ser 2018- C10, Cl A4
4.313%, 05/15/2051	1,155	1,348
UBS Commercial Mortgage Trust, Ser 2018- C8, Cl A4
3.983%, 02/15/2051	900	1,030
UBS Commercial Mortgage Trust, Ser 2018- C9, Cl A4
4.117%, 03/15/2051 (C)	1,410	1,606
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	613
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.613%, 09/15/2048 (C)	794	711
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 09/15/2048	485	527
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl XA, IO
2.099%, 07/15/2048 (C)	3,799	324

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.458%, 11/15/2049 (C)	$925	$838
Wells Fargo Commercial Mortgage Trust, Ser 2018-C48, Cl A5
4.302%, 01/15/2052	106	125
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.435%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (E)	424	335
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.685%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (E)	125	100

		59,563

Total Mortgage-Backed Securities (Cost $64,938) ($ Thousands)		65,461

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.1%
FFCB
2.050%, 11/25/2025	2,800	2,810
1.150%, 04/09/2025	2,000	2,002
1.010%, 04/28/2025	1,300	1,300
1.000%, 06/30/2022	500	501
0.980%, 04/24/2024	1,000	1,000
0.950%, 04/08/2022	4,300	4,308
0.570%, VAR US Treasury 3 Month Bill Money Market Yield+0.420%, 11/07/2022	1,200	1,204
0.460%, VAR United States Secured Overnight Financing Rate+0.380%, 05/08/2023	6,000	5,996
0.420%, VAR US Treasury 3 Month Bill Money Market Yield+0.270%, 05/16/2022	1,500	1,503
0.390%, VAR United States Secured Overnight Financing Rate+0.310%, 11/07/2022	2,500	2,498
FHLB
2.400%, 01/21/2028	1,700	1,701
2.000%, 08/21/2024	1,500	1,503
FHLMC
1.150%, 03/30/2022	1,000	1,000
1.125%, 10/07/2022	700	700
1.050%, 04/13/2022	1,500	1,500
0.375%, 05/05/2023	1,000	1,003

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC MTN
1.800%, 01/13/2023	$1,000	$1,000
0.270%, VAR United States Secured Overnight Financing Rate+0.190%, 06/02/2022	1,000	1,000
0.230%, VAR United States Secured Overnight Financing Rate+0.150%, 03/04/2022	2,000	1,999
0.225%, VAR United States Secured Overnight Financing Rate+0.145%, 12/09/2021	1,500	1,500
0.210%, VAR United States Secured Overnight Financing Rate+0.130%, 08/05/2022	2,600	2,595
FNMA
0.625%, 04/22/2025	1,300	1,311
0.500%, 06/17/2025	1,500	1,501
0.470%, VAR United States Secured Overnight Financing Rate+0.390%, 04/15/2022	2,100	2,108
0.440%, VAR United States Secured Overnight Financing Rate+0.360%, 01/20/2022	2,300	2,307
0.430%, VAR United States Secured Overnight Financing Rate+0.350%, 04/07/2022	3,800	3,810
0.400%, VAR United States Secured Overnight Financing Rate+0.320%, 10/22/2021	1,800	1,803
0.380%, VAR United States Secured Overnight Financing Rate+0.300%, 01/27/2022	1,700	1,704
0.250%, 05/22/2023	1,500	1,498
0.190%, VAR United States Secured Overnight Financing Rate+0.110%, 03/04/2022	1,000	999

Total U.S. Government Agency Obligations (Cost $55,589) ($ Thousands)		55,664

ASSET-BACKED SECURITIES — 2.4%

Automotive — 1.1%
Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (E)	646	642
Avis Budget Rental Car Funding AESOP, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (E)	930	936
Avis Budget Rental Car Funding AESOP, Ser 2018-2A, Cl A
4.000%, 03/20/2025 (E)	1,080	1,090

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (E)	$365	$369
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl B
2.580%, 08/15/2023 (E)	920	930
First Investors Auto Owner Trust, Ser 2020- 1A, Cl A
1.490%, 01/15/2025 (E)	558	564
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (E)	545	568
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (E)	450	456
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (E)	2	2
Flagship Credit Auto Trust, Ser 2018-3, Cl B
3.590%, 12/16/2024 (E)	925	947
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (E)	935	926
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (E)	379	375
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (E)	431	427
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (E)	725	718

		8,950

Credit Cards — 0.4%
World Financial Network Credit Card Master Trust, Ser 2018-A, Cl A
3.070%, 12/16/2024	1,405	1,424
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025	710	718
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026	770	776

		2,918

Other Asset-Backed Securities — 0.9%
Consumer Loan Underlying Bond Credit Trust, Ser 2018-P1, Cl A
3.390%, 07/15/2025 (E)	20	20
Dryden 77 CLO, Ser 2020-77A, Cl A
2.374%, VAR ICE LIBOR USD 3 Month+2.000%, 05/20/2031 (E)	500	501
Dryden 78 CLO, Ser 2020-78A, Cl C
3.217%, VAR ICE LIBOR USD 3 Month+1.950%, 04/17/2033 (E)	620	584
Dryden 78 CLO, Ser 2020-78A, Cl D
4.267%, VAR ICE LIBOR USD 3 Month+3.000%, 04/17/2033 (E)	320	291

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Elevation CLO, Ser 2020-11A, Cl C
3.523%, VAR ICE LIBOR USD 3 Month+2.200%, 04/15/2033 (E)	$550	$517
Goldentree Loan Management US CLO 7, Ser 2020-7A, Cl A
2.308%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (E)	755	757
Kayne CLO 7, Ser 2020-7A, Cl C
3.407%, VAR ICE LIBOR USD 3 Month+2.000%, 04/17/2033 (E)	280	269
Magnetite XXVI, Ser 2020-26A, Cl A
1.949%, VAR ICE LIBOR USD 3 Month+1.750%, 07/15/2030 (E)	1,042	1,042
Marlette Funding Trust, Ser 2018-3A, Cl A
3.200%, 09/15/2028 (E)	23	23
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (E)	116	117
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (E)	173	173
OCP CLO, Ser 2020-18A, Cl A
2.053%, VAR ICE LIBOR USD 3 Month+1.800%, 04/20/2030 (E)	758	757
Prosper Marketplace Issuance Trust, Ser 2019-3A, Cl A
3.190%, 07/15/2025 (E)	184	185
SoFi Consumer Loan Program, Ser 2016-2, Cl A
3.090%, 10/27/2025 (E)	13	12
SoFi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (E)	12	12
SoFi Consumer Loan Program, Ser 2017-2, Cl A
3.280%, 02/25/2026 (E)	54	54
SoFi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/2026 (E)	364	368
SoFi Consumer Loan Program, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (E)	426	429
SoFi Consumer Loan Program, Ser 2018-3, Cl A2
3.670%, 08/25/2027 (E)	517	523
Voya CLO, Ser 2020-1A, Cl DR
4.069%, VAR ICE LIBOR USD 3 Month+2.850%, 04/15/2031 (E)	250	233

		6,867

Total Asset-Backed Securities (Cost $18,745) ($ Thousands)		18,735

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 2.4%
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050 (E)	$ 418	$494
2.500%, 04/16/2025 (E)	477	501
Brazilian Government International Bond
2.875%, 06/06/2025	595	588
Colombia Government International Bond
3.125%, 04/15/2031	425	422
Egypt Government International Bond MTN
6.125%, 01/31/2022 (E)	291	298
Israel Government International Bond
3.875%, 07/03/2050	503	597
Japanese Government CPI Linked Bond
0.100%, 03/10/2027	JPY 479,207	4,419
Malaysia Government International Bond
3.882%, 03/10/2022	MYR 4,695	1,127
Mexico Government International Bond
3.900%, 04/27/2025	$ 563	602
Peruvian Government International Bond
2.392%, 01/23/2026	254	264
Qatar Government International Bond
3.400%, 04/16/2025 (E)	570	620
Saudi Government International Bond MTN
2.900%, 10/22/2025 (E)	824	874
South Africa Government International Bond
8.000%, 01/31/2030	ZAR 141,159	7,504
Uruguay Government International Bond
4.375%, 01/23/2031	$ 187	218

Total Sovereign Debt (Cost $18,065) ($ Thousands)		18,528

MUNICIPAL BOND — 0.1%

California — 0.1%
California State, GO
5.700%, 11/01/2021	645	689

Total Municipal Bond (Cost $689) ($ Thousands)		689

	Number of Rights

RIGHTS — 0.0%
Celgene Corp ‡‡	8,207	29

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)
T-Mobile US Inc, Expires 07/30/2020	4,250	$1

Total Rights (Cost $17) ($ Thousands)		30

Total Investments in Securities — 130.8% (Cost $977,118) ($ Thousands)		$1,027,003

	Shares

COMMON STOCK SOLD SHORT— (12.8)%

Communication Services — (0.7)%
Altice USA Inc, Cl A *	(3,100)	(70)
Cable One Inc	(100)	(177)
Cardlytics Inc *	(600)	(42)
Charter Communications Inc, Cl A *	(1,980)	(1,010)
Comcast Corp, Cl A	(56,200)	(2,191)
Discovery Inc, Cl A *	(2,200)	(46)
Discovery Inc, Cl C *	(3,400)	(66)
DISH Network Corp, Cl A *	(3,200)	(110)
EverQuote Inc, Cl A *	(500)	(29)
Fox Corp	(3,667)	(98)
Interpublic Group of Cos Inc/The	(5,100)	(87)
Liberty Broadband Corp, Cl A *	(700)	(85)
Liberty Broadband Corp, Cl C *	(1,400)	(174)
Liberty Media Corp-Liberty SiriusXM *	(2,000)	(69)
New York Times Co/The, Cl A	(2,100)	(88)
News Corp, Cl A	(4,700)	(56)
News Corp, Cl B	(4,000)	(48)
Nexstar Media Group Inc, Cl A	(700)	(59)
Omnicom Group Inc	(2,500)	(136)
Sirius XM Holdings Inc	(18,700)	(110)
TechTarget Inc *	(2,800)	(84)
ViacomCBS Inc, Cl B	(8,300)	(194)

		(5,029)

Consumer Discretionary — (8.3)%
1-800-Flowers.com Inc, Cl A *	(900)	(18)
Acushnet Holdings Corp	(600)	(21)
Adient PLC *	(5,118)	(84)
Adtalem Global Education Inc *	(1,447)	(45)
Advance Auto Parts Inc	(429)	(61)
Amazon.com Inc, Cl A *	(2,198)	(6,064)
American Axle & Manufacturing Holdings Inc *	(12,057)	(92)
Aptiv PLC	(17,470)	(1,361)
Aramark	(6,048)	(137)
AutoZone Inc *	(196)	(221)
Best Buy Co Inc	(2,353)	(205)
Bloomin’ Brands Inc	(3,700)	(39)
Booking Holdings Inc *	(442)	(704)
BorgWarner Inc	(15,564)	(549)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Boyd Gaming Corp	(2,081)	$(44)
Bright Horizons Family Solutions Inc *	(2,079)	(244)
Brunswick Corp/DE	(4,239)	(271)
Burlington Stores Inc *	(784)	(154)
Caesars Entertainment Corp *	(18,440)	(224)
Callaway Golf Co	(4,233)	(74)
Capri Holdings Ltd *	(6,708)	(105)
CarMax Inc *	(1,766)	(158)
Carnival Corp	(12,471)	(205)
Carter’s Inc	(2,063)	(167)
Carvana Co, Cl A *	(900)	(108)
Cavco Industries Inc *	(500)	(96)
Century Communities Inc *	(400)	(12)
Chegg Inc *	(3,900)	(262)
Chipotle Mexican Grill Inc, Cl A *	(748)	(787)
Choice Hotels International Inc	(798)	(63)
Churchill Downs Inc	(1,000)	(133)
Columbia Sportswear Co	(1,252)	(101)
Cooper Tire & Rubber Co	(4,908)	(136)
Cooper-Standard Holdings Inc *	(4,600)	(61)
Cracker Barrel Old Country Store Inc	(306)	(34)
Crocs Inc *	(3,800)	(140)
Dana Inc	(12,823)	(156)
Darden Restaurants Inc	(4,074)	(309)
Deckers Outdoor Corp *	(1,402)	(275)
Dollar General Corp	(2,534)	(483)
Dollar Tree Inc *	(1,764)	(164)
Domino’s Pizza Inc	(1,303)	(481)
Dorman Products Inc *	(2,952)	(198)
DR Horton Inc	(15,904)	(882)
Dunkin’ Brands Group Inc	(2,318)	(151)
eBay Inc	(8,191)	(430)
Eldorado Resorts Inc *	(1,993)	(80)
Etsy Inc *	(1,200)	(127)
Expedia Group Inc	(1,384)	(114)
Five Below Inc *	(600)	(64)
Floor & Decor Holdings Inc, Cl A *	(1,000)	(58)
Foot Locker Inc, Cl A	(1,280)	(37)
Ford Motor Co	(270,971)	(1,648)
Fox Factory Holding Corp *	(1,922)	(159)
frontdoor Inc *	(2,000)	(89)
Garmin Ltd	(7,822)	(763)
General Motors Co	(87,708)	(2,219)
Gentex Corp	(25,461)	(656)
Gentherm Inc *	(3,500)	(136)
Genuine Parts Co	(2,135)	(186)
Goodyear Tire & Rubber Co/The	(13,471)	(121)
GoPro Inc, Cl A *	(8,139)	(39)
Graham Holdings Co, Cl B	(88)	(30)
Grand Canyon Education Inc *	(1,355)	(123)
Grubhub Inc *	(1,032)	(73)
H&R Block Inc	(3,000)	(43)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Hanesbrands Inc	(16,134)	$(182)
Harley-Davidson Inc, Cl A	(10,118)	(241)
Hasbro Inc	(5,396)	(404)
Helen of Troy Ltd *	(1,100)	(207)
Hilton Grand Vacations Inc *	(1,700)	(33)
Hilton Worldwide Holdings Inc	(8,665)	(636)
Home Depot Inc/The	(9,659)	(2,420)
Hyatt Hotels Corp, Cl A	(1,394)	(70)
Installed Building Products Inc *	(578)	(40)
iRobot *	(1,047)	(88)
Jack in the Box Inc	(613)	(45)
Johnson Outdoors Inc, Cl A	(700)	(64)
K12 Inc *	(1,600)	(44)
KB Home	(4,977)	(153)
Kontoor Brands Inc	(2,196)	(39)
L Brands Inc	(2,881)	(43)
Las Vegas Sands Corp	(10,282)	(468)
Laureate Education Inc, Cl A *	(3,900)	(39)
La-Z-Boy Inc, Cl Z	(1,827)	(49)
LCI Industries	(2,312)	(266)
Lear Corp	(4,858)	(530)
Leggett & Platt Inc	(6,108)	(215)
Lennar Corp, Cl A	(12,420)	(765)
Lennar Corp, Cl B	(600)	(28)
LGI Homes Inc *	(772)	(68)
Lifetime Brands	(6,088)	(41)
LKQ Corp *	(5,105)	(134)
Lowe’s Cos Inc	(6,935)	(937)
Lululemon Athletica Inc *	(5,155)	(1,608)
M/I Homes Inc *	(500)	(17)
Malibu Boats Inc, Cl A *	(1,000)	(52)
Marriott International Inc/MD, Cl A	(7,741)	(664)
Marriott Vacations Worldwide	(1,270)	(104)
Mattel Inc *	(12,469)	(121)
McDonald’s Corp	(22,465)	(4,144)
MDC Holdings Inc	(1,994)	(71)
Meritage Homes Corp *	(1,503)	(114)
MGM Resorts International	(15,128)	(254)
Modine Manufacturing Co *	(6,100)	(34)
Mohawk Industries Inc *	(2,166)	(220)
Motorcar Parts of America Inc *	(3,200)	(57)
Murphy USA Inc *	(100)	(11)
Newell Brands Inc, Cl B	(18,008)	(286)
NIKE Inc, Cl B	(52,726)	(5,170)
Norwegian Cruise Line Holdings Ltd *	(6,338)	(104)
NVR Inc *	(168)	(547)
Ollie’s Bargain Outlet Holdings Inc *	(100)	(10)
O’Reilly Automotive Inc *	(659)	(278)
Papa John’s International Inc, Cl A	(400)	(32)
Penn National Gaming Inc *	(2,994)	(91)
Perdoceo Education Corp *	(3,300)	(53)
Planet Fitness Inc, Cl A *	(2,737)	(166)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Polaris Inc	(2,313)	$(214)
Pool Corp	(350)	(95)
PulteGroup Inc	(11,730)	(399)
PVH Corp	(3,401)	(163)
Quotient Technology *	(400)	(3)
Qurate Retail Inc *	(1,700)	(16)
Ralph Lauren Corp, Cl A	(2,263)	(164)
RealReal *	(2,300)	(29)
RH *	(300)	(75)
Ross Stores Inc	(3,397)	(290)
Royal Caribbean Cruises Ltd	(3,972)	(200)
Rubicon Project Inc/The *	(4,000)	(27)
Service Corp International/US	(5,317)	(207)
ServiceMaster Global Holdings Inc *	(4,255)	(152)
Shake Shack Inc, Cl A *	(900)	(48)
Shutterstock Inc	(1,300)	(45)
Six Flags Entertainment Corp	(2,252)	(43)
Skechers USA Inc, Cl A *	(5,108)	(160)
Skyline Champion Corp *	(2,000)	(49)
Smith & Wesson Brands Inc *	(4,000)	(86)
Stamps.com Inc *	(400)	(73)
Standard Motor Products Inc	(4,095)	(169)
Starbucks Corp	(34,088)	(2,509)
Steven Madden Ltd	(1,865)	(46)
Stitch Fix Inc, Cl A *	(1,900)	(47)
Stoneridge Inc *	(1,378)	(28)
Strategic Education Inc	(660)	(101)
Tapestry Inc	(8,394)	(111)
Target Corp, Cl A	(4,373)	(524)
Taylor Morrison Home Corp, Cl A *	(3,933)	(76)
Tempur Sealy International Inc *	(1,711)	(123)
Tenneco Inc, Cl A *	(655)	(5)
Tesla Inc *	(6,416)	(6,928)
Texas Roadhouse Inc, Cl A	(1,828)	(96)
Thor Industries Inc	(3,825)	(407)
Tiffany & Co	(1,191)	(145)
TJX Cos Inc/The	(10,642)	(538)
Toll Brothers Inc	(4,649)	(152)
TopBuild Corp *	(1,770)	(201)
Tractor Supply Co	(1,029)	(136)
TRI Pointe Group Inc *	(7,859)	(115)
Ulta Beauty Inc *	(529)	(108)
Under Armour Inc, Cl A *	(9,446)	(92)
Under Armour Inc, Cl C *	(9,606)	(85)
Vail Resorts Inc	(1,147)	(209)
VF Corp	(13,874)	(846)
Vista Outdoor Inc *	(3,600)	(52)
Visteon Corp *	(2,722)	(186)
Wayfair Inc, Cl A *	(676)	(134)
Wendy’s Co/The	(5,228)	(114)
Whirlpool Corp	(2,902)	(376)
Williams-Sonoma Inc	(1,029)	(84)

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Wingstop Inc, Cl A	(800)	$(111)
Winnebago Industries	(2,603)	(173)
Wolverine World Wide Inc	(3,674)	(87)
WW International Inc *	(1,400)	(36)
Wyndham Destinations Inc	(3,376)	(95)
Wyndham Hotels & Resorts Inc	(2,396)	(102)
Wynn Resorts Ltd	(3,087)	(230)
YETI Holdings Inc *	(2,900)	(124)
Yum China Holdings Inc	(10,282)	(494)
Yum! Brands Inc	(9,087)	(790)

		(65,454)

Industrials — 0.0%
WESCO International Inc *	(48)	(2)

Information Technology — (2.3)%
Advanced Micro Devices Inc *	(6,022)	(317)
Amphenol Corp, Cl A	(2,395)	(230)
Analog Devices Inc	(2,010)	(247)
Apple Inc	(16,797)	(6,128)
Applied Materials Inc	(5,464)	(330)
Arista Networks Inc *	(644)	(135)
Arrow Electronics Inc, Cl A *	(802)	(55)
Avid Technology Inc *	(6,600)	(48)
Broadcom Inc	(2,435)	(769)
Cabot Microelectronics Corp	(400)	(56)
CDW Corp/DE	(1,705)	(198)
Ciena Corp *	(1,000)	(54)
Cirrus Logic Inc *	(200)	(12)
Cisco Systems Inc	(27,148)	(1,266)
Cognex Corp	(968)	(58)
CommScope Holding Co Inc *	(2,081)	(17)
Corning Inc, Cl B	(4,402)	(114)
Dell Technologies Inc, Cl C *	(1,946)	(107)
Enphase Energy Inc *	(400)	(19)
Entegris Inc	(600)	(35)
ePlus Inc *	(700)	(50)
F5 Networks Inc, Cl A *	(297)	(41)
Hewlett Packard Enterprise Co	(12,835)	(125)
HP Inc	(13,187)	(230)
II-VI Inc *	(200)	(9)
Infinera Corp *	(7,200)	(43)
Inphi Corp *	(300)	(35)
Intel Corp	(25,658)	(1,535)
Jabil Inc	(1,522)	(49)
Juniper Networks Inc	(2,291)	(52)
Keysight Technologies Inc *	(1,253)	(126)
KLA Corp	(1,102)	(214)
Lam Research Corp	(966)	(313)
Lumentum Holdings Inc *	(700)	(57)
Marvell Technology Group Ltd	(3,999)	(140)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Maxim Integrated Products Inc	(1,556)	$(94)
Microchip Technology Inc	(1,443)	(152)
Micron Technology Inc *	(6,263)	(323)
MKS Instruments Inc	(476)	(54)
Monolithic Power Systems Inc	(222)	(53)
Motorola Solutions Inc	(1,431)	(201)
NCR Corp *	(600)	(10)
NetApp Inc	(2,761)	(123)
Novanta Inc *	(200)	(21)
NVIDIA Corp	(3,385)	(1,286)
ON Semiconductor Corp *	(2,423)	(48)
PC Connection Inc	(1,000)	(46)
Pure Storage Inc, Cl A *	(2,300)	(40)
Qorvo Inc *	(806)	(89)
QUALCOMM Inc	(7,150)	(652)
Skyworks Solutions Inc	(1,252)	(160)
Stratasys *	(2,900)	(46)
SYNNEX Corp	(500)	(60)
Tech Data Corp *	(589)	(85)
Teradyne Inc	(1,734)	(147)
Texas Instruments Inc	(5,970)	(758)
Trimble Inc *	(1,974)	(85)
Universal Display Corp	(422)	(63)
Western Digital Corp	(2,086)	(92)
Xerox Holdings Corp	(3,049)	(47)
Xilinx Inc	(1,096)	(108)
Zebra Technologies Corp, Cl A *	(650)	(166)

		(18,223)

Materials — (1.5)%
Air Products and Chemicals Inc	(3,819)	(922)
Albemarle Corp	(1,662)	(128)
Alcoa Corp *	(3,300)	(37)
AptarGroup Inc	(690)	(77)
Ashland Global Holdings Inc	(351)	(24)
Avery Dennison Corp	(1,128)	(129)
Axalta Coating Systems Ltd *	(2,527)	(57)
Ball Corp	(5,506)	(383)
Berry Global Group Inc *	(1,802)	(80)
Celanese Corp, Cl A	(1,572)	(136)
CF Industries Holdings Inc	(3,203)	(90)
Chemours Co/The	(3,300)	(51)
Cleveland-Cliffs Inc	(8,400)	(46)
Commercial Metals Co, Cl A	(3,300)	(67)
Corteva Inc	(11,550)	(309)
Crown Holdings Inc *	(2,163)	(141)
Dow Inc	(10,750)	(438)
DuPont de Nemours Inc	(10,350)	(550)
Eagle Materials Inc	(142)	(10)
Eastman Chemical Co	(1,891)	(132)
Ecolab Inc	(4,751)	(945)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Element Solutions Inc *	(4,300)	$(47)
FMC Corp	(2,033)	(203)
Freeport-McMoRan Inc, Cl B	(22,049)	(255)
Graphic Packaging Holding Co	(5,452)	(76)
Huntsman Corp	(3,519)	(63)
International Flavors & Fragrances Inc	(1,751)	(215)
International Paper Co	(5,976)	(210)
Linde PLC	(8,817)	(1,870)
Louisiana-Pacific Corp	(1,126)	(29)
LyondellBasell Industries NV, Cl A	(4,375)	(288)
Martin Marietta Materials Inc, Cl A	(954)	(197)
Mosaic Co/The	(4,639)	(58)
Newmont Corp	(13,120)	(810)
Novagold Resources Inc *	(1,600)	(15)
Nucor Corp	(3,965)	(164)
Olin Corp	(2,032)	(23)
Packaging Corp of America	(1,402)	(140)
PolyOne Corp	(1,400)	(37)
PPG Industries Inc	(3,684)	(391)
Reliance Steel & Aluminum Co	(1,198)	(114)
Royal Gold Inc, Cl A	(760)	(95)
RPM International Inc	(1,828)	(137)
Scotts Miracle-Gro Co/The, Cl A	(700)	(94)
Sealed Air Corp	(2,152)	(71)
Sherwin-Williams Co/The, Cl A	(1,356)	(784)
Sonoco Products Co	(1,300)	(68)
Southern Copper Corp	(2,121)	(84)
Steel Dynamics Inc	(2,254)	(59)
Summit Materials Inc, Cl A *	(2,500)	(40)
United States Steel Corp	(1,000)	(7)
Valvoline Inc	(2,194)	(42)
Vulcan Materials Co	(2,228)	(258)
W R Grace & Co	(579)	(29)
Westrock Co	(3,654)	(103)

		(11,828)

Total Common Stock Sold Short (Proceeds $87,149) ($ Thousands)		(100,536)

PREFERRED STOCK SOLD SHORT — 0.0%

Industrials — 0.0%
WESCO International	(127)	(3)

Total Preferred Stock Sold Short (Proceeds $3) ($ Thousands)		(3)

Total Investments Sold Short — (12.8)% (Proceeds $87,152) ($ Thousands)		$(100,539)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS* — 0.1%

Total Purchased Options(H) (Cost $654) ($ Thousands)	694	$534

PURCHASED SWAPTIONS* — 0.1%

Total Purchased Swaptions(I) (Cost $637) ($ Thousands)	15,990,000	$438

WRITTEN OPTIONS* — 0.0%

Total Written Options(H) (Premiums Received $308) ($ Thousands)	(866)	$(189)

WRITTEN SWAPTIONS* — 0.0%

Total Written Swaptions(I) (Premiums Received $596) ($ Thousands)	(15,990,000)	$(161)

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at June 30, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.1%

Put Options
December 2020, Brent Crude Oil Future*(A)	27	$675	$25.00	10/17/2020	$20
December 2020, Corn Future*(A)	250	3,750	300.00	11/21/2020	44
September 2020, Crude Oil IPE Future*(A)	110	3,300	30.00	7/18/2020	40
September 2020, Copper*(A)	77	4,235	220.00	8/22/2020	8
August 2020, WTI Crude Oil ICE Future*(A)	110	3,300	30.00	7/18/2020	27

		15,260			139

Call Options
August 2020, Gold Futures*(A)	10	1,475	1,475.00	7/18/2020	326
October 2020, Sugar No.11 Future*(A)	110	1,478	12.00	9/19/2020	69

		2,953			395

Total Purchased Options		$18,213			$534

WRITTEN OPTIONS — 0.0%

Put Options
December 2020, Corn Future*(A)	(250)	$(3,375)	270.00	11/21/20	$(12)
September 2020, Crude Oil IPE Future*(A)	(110)	(2,750)	25.00	07/18/20	(19)
September 2020, Copper*(A)	(94)	(4,700)	200.00	08/22/20	(3)
July 2020, Lean Hog Futures*(A)	(33)	(660)	50.00	07/18/20	(65)
August 2020, WTI Crude Oil ICE Future*(A)	(110)	(2,530)	23.00	07/18/20	(11)
August 2020, WTI Crude Oil ICE Future*(A)	(110)	(2,750)	25.00	07/18/20	(14)
September 2020, WTI Crude Oil ICE Future*(A)	(22)	(660)	30.00	08/22/20	(17)

		(17,425)			(141)

Call Options
December 2020, Brent Crude Oil Future*(A)	(27)	(1,350)	50.00	10/17/20	(37)
August 2020, Sugar Option Future*(A)	(110)	(1,540)	12.50	07/18/20	(11)

		(2,890)			(48)

Total Written Options		$(20,315)			$(189)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

A list of the open exchange traded swaption contracts held by the Fund at June 30, 2020, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTIONS — 0.0%

Put Swaptions
Swaption 1 Year*	JPMorgan Chase	8,590,000	$1.02	10/17/2020	330
Swaption 1 Year*	JPMorgan Chase	7,400,000	$0.01	09/19/2020	108

Total Purchased Swaptions					$438

		Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN SWAPTIONS — 0.0%

Call Swaptions
Swaption 1 Year*	JPMorgan Chase	(8,590,000)	$0.52	10/17/2020	(133)
Swaption 1 Year*	JPMorgan Chase	(7,400,000)	$0.00	09/19/2020	(28)

Total Written Swaptions					$(161)

† Represents cost.

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brent Crude(A)	230	Aug-2020	$7,923	$9,492	$1,569
Brent Crude(A)	(100)	Dec-2020	(3,728)	(4,195)	(467)
Coffee C(A)	70	Sep-2020	2,585	2,651	67
Copper(A)	170	Oct-2020	11,097	11,596	499
Corn(A)	5	Sep-2020	83	85	2
Corn(A)	111	Dec-2020	1,906	1,945	40
Cotton No. 2(A)	(35)	Dec-2020	(1,048)	(1,065)	(18)
Feeder Cattle(A)	(5)	Aug-2020	(337)	(332)	5
Gasoline(A)	19	Sep-2020	974	948	(27)
Gold(A)	8	Jan-2021	1,314	1,456	142
Gold(A)	99	Aug-2020	16,995	17,825	830
Heating Oil(A)	19	Aug-2020	945	961	15
Japanese 10-Year Government Bond E-MINI	(29)	Sep-2020	(4,112)	(4,083)	5
KC HRW Wheat(A)	(79)	Sep-2020	(1,731)	(1,737)	(6)
KC HRW Wheat(A)	53	Sep-2020	1,232	1,165	(67)
Lean Hogs(A)	115	Aug-2020	2,418	2,255	(162)
Live Cattle(A)	63	Sep-2020	2,522	2,426	(96)
Live Cattle(A)	(18)	Sep-2020	(691)	(693)	(3)
LME Lead(A)	75	Sep-2020	3,204	3,325	121
LME Nickel(A)	27	Sep-2020	2,094	2,074	(20)
LME Nickel(A)	4	Sep-2020	297	307	10
LME Primary Aluminum(A)	49	Sep-2020	1,967	1,980	13
LME Zinc(A)	108	Sep-2020	5,331	5,524	193
Low Sulphur Gasoil(A)	65	Sep-2020	2,294	2,334	40
MSCI EAFE Index	(128)	Sep-2020	(11,476)	(11,382)	94
Natural Gas(A)	433	Aug-2020	8,179	7,746	(433)
NY Harbor ULSD(A)	(13)	Sep-2020	(636)	(657)	(21)
NYMEX Cocoa(A)	90	Sep-2020	2,040	1,967	(72)
Palladium(A)	(3)	Oct-2020	(628)	(590)	38
Platinum(A)	(41)	Oct-2020	(1,705)	(1,745)	(40)
Platinum(A)	51	Aug-2020	2,055	2,144	89
Red Wheat(A)	15	Sep-2020	398	390	(8)
S&P 500 Index E-MINI(A)	(145)	Sep-2020	(22,200)	(22,404)	(204)
September 2020, RBOB Gasoline Future(A)	25	Aug-2020	1,261	1,247	(14)
Silver(A)	14	Jan-2021	1,184	1,316	132
Silver(A)	50	Oct-2020	4,508	4,659	151

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Soybean(A)	166	Nov-2020	$7,259	$7,323	$64
Soybean(A)	38	Aug-2020	1,637	1,670	33
Soybean Meal(A)	101	Dec-2020	3,013	2,989	(25)
Soybean Meal(A)	117	Dec-2020	3,433	3,462	30
Soybean Oil(A)	130	Dec-2020	2,256	2,247	(9)
Soybean Oil(A)	(77)	Dec-2020	(1,310)	(1,331)	(21)
Sugar No. 11(A)	(137)	Oct-2020	(1,817)	(1,835)	(18)
Sugar No. 11(A)	158	Oct-2020	2,151	2,117	(35)
U.S. 2-Year Treasury Note	46	Oct-2020	10,157	10,158	1
U.S. 5-Year Treasury Note	(93)	Oct-2020	(11,668)	(11,694)	(26)
U.S. 10-Year Treasury Note	(446)	Sep-2020	(61,808)	(62,071)	(262)
U.S. Ultra Long Treasury Bond	(32)	Sep-2020	(7,009)	(6,981)	28
Ultra 10-Year U.S. Treasury Note	27	Sep-2020	4,262	4,252	(10)
Wheat(A)	(66)	Sep-2020	(1,674)	(1,623)	52
Wheat(A)	40	Mar-2021	1,048	1,014	(35)
Wheat(A)	36	Sep-2020	916	885	(30)
WTI Crude Oil(A)	98	Dec-2020	3,312	3,899	586
WTI Crude Oil(A)	77	Nov-2020	2,695	3,055	360
WTI Crude Oil(A)	(26)	Aug-2020	(1,043)	(1,023)	20

			$(7,676)	$(4,552)	$3,100

A list of the open forward foreign currency contracts held by the Fund at June 30, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/15/20	USD	6	SEK	53	$–
Brown Brothers Harriman	07/17/20	ZAR	32,456	USD	1,911	47
Brown Brothers Harriman	07/17/20	ZAR	19,019	USD	1,063	(30)
Brown Brothers Harriman	08/06/20	EUR	795	USD	901	7
Brown Brothers Harriman	04/17/21	USD	–	ZAR	–	–
Goldman Sachs	07/17/20	ZAR	32,417	USD	1,861	(1)
Goldman Sachs	08/06/20	CAD	3,557	USD	2,565	(47)
Goldman Sachs	08/13/20	MYR	4,867	USD	1,185	49
HSBC	07/17/20	ZAR	18,852	USD	1,009	(74)
JPMorgan Chase Bank	07/17/20	ZAR	29,214	USD	1,579	(100)
Morgan Stanley	08/07/20	JPY	485,859	USD	4,467	(40)
UBS	04/12/21	USD	–	HKD	–	–
UBS	05/03/21	BRL	–	USD	–	–

						$(189)

A list of open OTC swap agreements held by the Fund at June 30, 2020, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2049	$(634)	$ (198)	$ (49)	$ (149)
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	245	48	17	31
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	257	50	17	33
Citibank	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	258	50	17	33
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(62)	(25)	(37)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(10)	(4)	(6)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(3)	(1)	—	(1)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(106)	(33)	(13)	(20)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	$(52)	$ (16)	$ (7)	$ (10)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(250)	(78)	(32)	(46)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(89)	(28)	(11)	(17)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(356)	(111)	(45)	(67)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(220)	(69)	(28)	(41)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(254)	(79)	(32)	(48)
Citibank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(20)	(6)	(3)	(4)
Goldman Sachs	CMBX.BBB.9	Buy	3.00%	Monthly	09/17/2058	518	100	92	9
Citibank	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(15)	(8)	(2)	(5)
Citibank	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(132)	(66)	(21)	(45)
Citibank	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(1,170)	(589)	(186)	(403)
Citibank	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(126)	(63)	(19)	(44)
Citibank	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(825)	(416)	(117)	(299)
Citibank	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(23)	(12)	(4)	(8)
Citibank	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(254)	(128)	(39)	(89)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(812)	(254)	(50)	(204)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(261)	(82)	(17)	(65)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(1,324)	(414)	2	(415)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(835)	(261)	(61)	(200)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(42)	(13)	(2)	(11)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(1,093)	(342)	(73)	(269)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(227)	(71)	(15)	(56)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(240)	(75)	(32)	(43)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(36)	(11)	(6)	(6)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(365)	(114)	(41)	(73)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(523)	(163)	(59)	(104)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(731)	(228)	(81)	(148)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(1,045)	(326)	(116)	(211)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(194)	(61)	(17)	(44)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(1,106)	(346)	(117)	(228)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(164)	(51)	(16)	(35)
CGG	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(254)	(79)	(33)	(46)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(783)	(245)	(83)	(161)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(46)	(14)	(4)	(10)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(172)	(54)	(26)	(28)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(731)	(228)	(79)	(149)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(141)	(44)	(17)	(27)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(329)	(103)	(44)	(59)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(471)	(147)	(56)	(91)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(63)	(19)	(43)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(175)	(55)	(21)	(33)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(503)	(157)	(61)	(96)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(65)	(20)	(7)	(13)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(10)	(3)	(7)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(16)	(5)	(1)	(4)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(112)	(35)	(13)	(22)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(330)	(103)	(35)	(68)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(222)	(69)	(23)	(46)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(10)	(3)	(7)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(727)	(227)	(83)	(144)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(198)	(62)	(32)	(30)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(276)	(86)	(45)	(41)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(188)	(59)	(29)	(30)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(113)	(35)	(13)	(23)
JPMorgan Chase	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(49)	(15)	(5)	(11)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Quarterly	05/11/2063	(290)	(91)	(31)	(60)

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	$1,045	$ 203	$ 75	$ 128
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	203	78	125
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	523	101	41	60
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	553	115	115	—
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,287	250	89	160
Credit Suisse	CMBX-A-.6	Sell	2.00%	Monthly	05/11/2063	(1,305)	(167)	(29)	(138)

							$ (5,851)	$ (1,592)	$ (4,259)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Macquarie Bank	Bloomberg Commodity	BLOOMBERG
Limited(A)	Index Total Return	COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 9 BPS	Monthly	07/24/2020	USD	(10,303)	$207	$–	$207
Macquarie Bank	Bloomberg Commodity	BLOOMBERG	US T-BILL HIGH
Limited(A)	Index Total Return	COMMODITY INDEX 2 MONTH FORWARD TR	DISCOUNT RATE + 16.5 BPS	Monthly	07/24/2020	USD	(843)	16	–	16
Macquarie Bank Limited(A)	Macquarie Commodity Product 251E	MACQUARIE COMMODITY
		PRODUCT 251E	0.33%	Monthly	07/04/2020	USD	(2,868)	8	–	8
Merrill Lynch(A)	Bloomberg Commodity Index Total Return	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	Monthly	07/24/2020	USD	(9,812)	196	–	196
Merrill Lynch(A)	Bloomberg Commodity Index Total Return	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 12 BPS	Monthly	07/24/2020	USD	(1,376)	27	–	27
Merrill Lynch(A)	BOFA Merrill Lynch Commodity MLBXCS3E	BOFA MERRILL LYNCH COMMODITY MLBXCS3E EXCESS	3-Month U.S. Treasury rate plus 41 BPS	Monthly	07/04/2020	USD	(2,358)	32	–	32
Societe Generale(A)	Bloomberg Commodity Index Total Return	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	Monthly	07/24/2020	USD	(6,007)	121	–	121
Societe Generale(A)	Bloomberg Commodity Index Total Return	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 14 BPS	Monthly	07/24/2020	USD	(1,499)	30	–	30
Societe Generale(A)	Societe Generale Commodities Custom Alpha 061	SOCIETE GENERALE COMMODITIES CUSTOM ALPHA 061	0.35%	Monthly	07/04/2020	USD	(2,203)	53	–	53

								$690	$–	$690

A list of open centrally cleared swap agreements held by the Fund at June 30, 2020, are as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HYS.34.V5	Buy	5.00%	Quarterly	06/20/2025	27,227	$190	$(118)	$308
CDX.NA.HYS.34.V5	Sell	5.00%	Quarterly	06/20/2025	(330)	(2)	1	(3)
CDX.NA.HYS.34.V6	Sell	5.00%	Quarterly	06/20/2025	(347)	(2)	(2)	–
CDX.NA.IG.34.V1	Buy	1.00%	Quarterly	06/20/2025	84,000	(961)	578	(1,539)
People’s Republic of China	Buy	1.00%	Quarterly	06/20/2025	21,400	$(530)	$(504)	$(26)

						$(1,305)	$(45)	$(1,260)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH SEK - STIBOR	-0.0165%	Annually	08/30/2024	SEK	153,850	$(144)	$–	$(144)
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,190	(326)	–	(326)
6 M JPY - LIBOR	.08%	Semi-Annually	12/13/2029	JPY	1,460,320	64	–	64
1.7635%	3M USD-LIBOR	Quarterly	12/13/2029	USD	2,530	(274)	–	(274)
1.593%	3-MONTH USD - LIBOR	Quarterly	09/27/2029	USD	2,230	(212)	–	(212)
2.1495%	3-MONTH USD - LIBOR	Quarterly	06/04/2029	USD	4,220	(591)	–	(591)
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	1,075	(151)	–	(151)
0.5575%	3-MONTH USD - LIBOR	Quarterly	06/05/2027	USD	15,800	(109)	–	(109)
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	10,400	(1,418)	–	(1,418)
2.21	3-MONTH CAD - LIBOR	Semi-Annually	01/14/2050	CAD	7,108	(1,134)	–	(1,134)
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,490	(118)	–	(118)
1.60%	3-MONTH USD - LIBOR	Quarterly	10/25/2026	USD	6,110	(460)	–	(460)
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	2,717	(293)	–	(293)
USD 3M LIBOR	0.512%	Quarterly	06/09/2025	USD	89,410	(856)	–	(856)
2.49	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,710	(185)	–	(185)
3 MONTH USD - LIBOR	2.31%	Quarterly	05/18/2025	USD	2,820	(281)	–	(281)
1.99%	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,760	(226)	–	(226)
CAD 3M CDOR	0.9575%	Semi-Annually	03/25/2025	CAD	25,112	193	–	193
3M CAD LIBOR BA	1.95%	Semi-Annually	01/14/2025	CAD	33,560	1,356	–	1,356
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,490	(116)	–	(116)
1.093%	3-MONTH USD - LIBOR	Quarterly	03/20/2050	USD	5,760	(289)	–	(289)

						$(5,570)	$–	$(5,570)

A list of the reverse repurchase agreements outstanding as of June 30, 2020 was as follows:

Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$11,846	Chase Securities	0.11%	$11,846
30,544	Chase Securities	0.11%	30,544
38,930	Chase Securities	0.12%	38,930
26,019	Chase Securities	0.14%	26,019
100,050	Chase Securities	0.18%	100,050
7,556	Chase Securities	0.19%	7,556
40,263	Chase Securities	1.62%	40,263

			$255,208

Percentages are based on Net Assets of $785,393 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of June 30, 2020.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(D)	Securities considered restricted. The total market value of such securities as of June 30, 2020 was $48 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $75,788 ($ Thousands), representing 9.6% of the Net Assets of the Fund.

(F)	Security is in default on interest payment.

(G)	Perpetual security.

(H)	Refer to table below for details on Options Contracts.

(I)	Refer to table below for details on Swaption Contracts.

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation

CVR — Contingent Value Rights

DAC — Designated Activity Company

EAFE — Europe, Australasia and Far East

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HKD — Hong Kong Dollar

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Continued)

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MYR — Malaysian Ringgit

PLC — Public Limited Company

REIT — Real Estate investment Trust

REMIC — Real Estate Mortgage Investment Conduit

S&P— Standard & Poor’s

SEK — Swedish Krona

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	549,769	–	549,769
Common Stock	212,758	–	–	212,758
Corporate Obligations	–	105,369	–	105,369
Mortgage-Backed Securities	–	65,461	–	65,461
U.S. Government Agency Obligations	–	55,664	–	55,664
Asset-Backed Securities	–	18,735	–	18,735
Sovereign Debt	–	18,528	–	18,528
Municipal Bond	–	689	–	689
Rights	30	–	–	30

Total Investments in Securities	212,788	814,215	–	1,027,003

Securities Sold Short
Common Stock	(100,536)	–	–	(100,536)
Preferred Stock	–	(3)	–	(3)

Total Securities Sold Short	(100,536)	(3)	–	(100,539)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	534	–	–	534
Written Options	(189)	–	–	(189)
Written Swaptions	–	(161)	–	(161)
Purchased Swaptions	–	438	–	438
Futures Contracts*
Unrealized Appreciation	5,229	–	–	5,229
Unrealized Depreciation	(2,129)	–	–	(2,129)
Forwards Contracts*
Unrealized Appreciation	–	103	–	103
Unrealized Depreciation	–	(292)	–	(292)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	308	–	308
Unrealized Depreciation	–	(1,568)	–	(1,568)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	579	–	579
Unrealized Depreciation	–	(4,838)	–	(4,838)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,613	–	1,613
Unrealized Depreciation	–	(7,183)	–	(7,183)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	690	–	690
Reverse Repurchase Agreements	–	255,208	–	255,208

Total Other Financial Instruments	3,445	244,897	–	248,342

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2020 there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Inflation Managed Fund (Concluded)

As of June 30, 2020, Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $6.8 million. As of June 30, 2020, Multi-Asset Inflation Managed Fund is the buyer (“receiving protection”) on a total notional amount of $22.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$-	$(6,895,884)	$(6,895,884)
Maximum potential amount of future payments	-	-	-	22,198	22,198
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	676,400	-	21,522,000	22,198,400
Total	$-	$-	$676,400	$-	$21,522,000	$22,198,400

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 33.7%
U.S. Treasury Bills
0.106%, 08/11/2020 (A)	$147,497	$147,475
0.095%, 08/04/2020 (A)	36,914	36,909
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	827	1,168
3.625%, 04/15/2028	841	1,132
3.375%, 04/15/2032	243	361
2.500%, 01/15/2029	723	926
2.375%, 01/15/2025	1,438	1,654
2.375%, 01/15/2027	797	968
2.125%, 02/15/2040	378	557
2.125%, 02/15/2041	588	878
2.000%, 01/15/2026	1,079	1,254
1.750%, 01/15/2028	775	925
1.375%, 02/15/2044	1,035	1,411
1.000%, 02/15/2046	648	838
1.000%, 02/15/2048	691	913
1.000%, 02/15/2049	739	966
0.875%, 01/15/2029	8,139	9,272
0.875%, 02/15/2047	679	865
0.750%, 07/15/2028	955	1,077
0.750%, 07/15/2028	689	777
0.750%, 02/15/2042	1,048	1,254
0.750%, 02/15/2045	1,322	1,616
0.625%, 07/15/2021	1,593	1,620
0.625%, 04/15/2023	2,161	2,247
0.625%, 01/15/2024	2,214	2,332
0.625%, 01/15/2026	1,733	1,876
0.625%, 02/15/2043	754	887
0.500%, 04/15/2024	1,510	1,587
0.500%, 01/15/2028	1,629	1,785
0.375%, 07/15/2023	2,327	2,423
0.375%, 07/15/2025	2,253	2,406
0.375%, 01/15/2027	1,711	1,844
0.375%, 07/15/2027	1,754	1,907
0.250%, 01/15/2025	2,575	2,709
0.250%, 07/15/2029	1,544	1,689
0.250%, 02/15/2050	404	453
0.125%, 01/15/2022	1,134	1,150
0.125%, 04/15/2022	3,673	3,726
0.125%, 07/15/2022	2,006	2,053
0.125%, 01/15/2023	2,267	2,322
0.125%, 07/15/2024	1,601	1,672
0.125%, 10/15/2024	2,004	2,098
0.125%, 04/15/2025	1,727	1,809
0.125%, 07/15/2026	1,885	2,002
0.125%, 01/15/2030	2,317	2,503

Total U.S. Treasury Obligations (Cost $253,433) ($ Thousands)		258,296

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (A) — 22.7%
American Electric Power Co
0.270%, 08/03/2020	$13,500	$13,496
Dupont
0.380%, 07/20/2020	13,700	13,695
Enbridge
0.550%, 07/07/2020	13,850	13,849
Engie
0.400%, 07/22/2020	13,750	13,746
ENI Finance
2.065%, 07/14/2020	13,750	13,748
FMC Technologies
1.502%, 07/07/2020	10,150	10,148
Harley-Davidson Corp
0.450%, 08/04/2020	13,500	13,495
Hyundai Capital America Inc
0.850%, 08/03/2020 (B)	13,350	13,340
Intesa
0.390%, 08/12/2020	13,700	13,691
Lydonellbasell
0.200%, 07/23/2020	13,500	13,497
Motiva Enterprises
1.352%, 07/13/2020	13,750	13,749
Niuew Amsterdam Receivable Co
0.210%, 08/17/2020	13,700	13,696
Walgreens Boots Alliance Inc
0.600%, 08/13/2020	13,900	13,890

Total Commercial Paper (Cost $174,033) ($ Thousands)		174,040

	Shares

EXCHANGE TRADED FUNDS — 4.9%
United States — 4.9%
Energy Select Sector SPDR Fund	3,721	141
Financial Select Sector SPDR Fund	59,317	1,372
Industrial Select Sector SPDR Fund	20,621	1,417
iShares Core S&P 500 ETF	53,136	16,456
Materials Select Sector SPDR Fund	22,998	1,296
SPDR Health Care Select ETF	2,039	204
Vanguard S&P 500 ETF	58,148	16,481

Total Exchange Traded Funds (Cost $32,734) ($ Thousands)		37,367

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
FHLB
1.875%, 07/07/2021		$6,855	$6,970
1.625%, 11/19/2021		20,900	21,312

Total U.S. Government Agency Obligations (Cost $27,941) ($ Thousands)			28,282

SOVEREIGN DEBT — 3.0%
Japanese Government CPI Linked Bond
0.100%, 03/10/2026	JPY	1,380,310	12,721
0.100%, 03/10/2027		1,103,512	10,176

Total Sovereign Debt (Cost $24,138) ($ Thousands)			22,897

	Shares

COMMON STOCK — 1.8%

Panama — 0.0%
Carnival Corp		4,201	69

United States — 1.8%

Communication Services — 0.6%
Alphabet Inc, Cl A *		982	1,393
Facebook Inc, Cl A *		3,434	780
Netflix Inc *		1,094	498
Walt Disney Co/The		15,575	1,737

			4,408

Consumer Discretionary — 0.3%
Amazon.com Inc, Cl A *		571	1,575
Hovnanian Enterprises, Cl A *		9,507	222
KB Home		6,761	208
Las Vegas Sands Corp		6,109	278
Lennar Corp, Cl A		3,665	226
MGM Resorts International		9,532	160
Norwegian Cruise Line Holdings Ltd *		7,926	130
PulteGroup Inc		6,446	219
Royal Caribbean Cruises Ltd		1,346	68
Toll Brothers Inc		6,823	222
TRI Pointe Group Inc *		16,013	235

			3,543

Health Care — 0.2%
Gilead Sciences Inc		5,841	449
Medtronic PLC		8,766	804

			1,253

Industrials — 0.3%
American Airlines Group Inc		21,782	285
Caterpillar Inc, Cl A		7,196	910
Delta Air Lines Inc, Cl A		1,598	45

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southwest Airlines Co, Cl A	11,032	$377

		1,617

Information Technology — 0.4%
Apple Inc	4,418	1,612
Microsoft Corp	7,090	1,443

		3,055

		13,876

Total Common Stock (Cost $12,725) ($ Thousands)		13,945

	Face Amount (Thousands)

MORTGAGE-BACKED SECURITY — 0.0%

Agency Mortgage-Backed Obligations — 0.0%
FNMA TBA
5.000%, 07/15/2038	$200	218

Total Mortgage-Backed Security (Cost $219) ($ Thousands)		218

Total Investments in Securities — 69.8% (Cost $525,223) ($ Thousands)		$535,045

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(C) (Cost $866) ($ Thousands)	3,946	$568

WRITTEN OPTIONS* — (0.1)%

Total Written Options(C) (Premiums Received $892) ($ Thousands)	(3,946)	$(693)

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Capital Stability Fund (Continued)

A list of open exchange traded options held by the Fund at June 30, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
SPDR S&P 500 ETF Trust*	242	$5	$285.00	7/18/2020	$5

Call Options
AAL US*	1,839	337	19.00	11/21/2020	337
EWZ US*	487	21	34.00	8/22/2020	21
LVS US*	503	117	52.50	9/19/2020	117
LVS US*	566	66	57.50	9/19/2020	66
XHB US*	309	22	50.00	9/19/2020	22

		563			563

Total Purchased Options		$568			$568

WRITTEN OPTIONS — (0.1)%

Put Options
AAL US*	(1,839)	$(399)	10.00	11/21/20	$(399)
EWZ US*	(487)	(12)	20.00	08/22/20	(12)
LVS US*	(503)	(70)	35.00	09/19/20	(71)
LVS US*	(566)	(148)	40.00	09/19/20	(148)
XHB US*	(309)	(44)	37.00	09/19/20	(44)

		(674)			(674)

Call Options
SPDR S&P 500 ETF Trust*	(242)	(19)	320.00	07/18/20	(19)

Total Written Options		$(693)			$(693)

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Amsterdam Index	5	Jul-2020	$635	$628	$(7)
Australian 10-Year Bond	11	Sep-2020	759	1,127	380
CAC40 10 Euro Index	8	Jul-2020	446	441	(4)
Canadian 10-Year Bond	112	Sep-2020	12,496	12,649	(20)
CBOE Volatility Index	23	Jul-2020	785	710	(74)
DAX Index	1	Sep-2020	347	346	(1)
Euro STOXX 50	9	Sep-2020	322	326	4
Euro-OAT	2	Sep-2020	374	377	5
FTSE 100 Index	(34)	Sep-2020	(2,646)	(2,583)	19
FTSE 100 Index	7	Sep-2020	546	532	(6)
FTSE MIB Index	5	Sep-2020	547	542	(5)
Hang Seng Index	17	Aug-2020	2,677	2,659	(18)
IBEX	15	Jul-2020	1,236	1,215	(22)
Japanese 10-Year Bond	(11)	Sep-2020	(15,685)	(15,493)	12
Long Gilt 10-Year Bond	39	Oct-2020	6,621	6,633	14
MSCI EAFE Index	135	Sep-2020	11,974	12,004	30
MSCI Emerging Markets	57	Sep-2020	2,812	2,809	(3)
MSCI Singapore Index	64	Aug-2020	1,358	1,357	2
NASDAQ 100 Index E-MINI	10	Sep-2020	1,993	2,029	36
Nikkei 225 Index	14	Sep-2020	1,628	1,564	(64)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Capital Stability Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Nikkei 225 Index	109	Sep-2020	$2,301	$2,250	$(48)
OMX Stockholm 30	(104)	Jul-2020	(1,843)	(1,860)	(2)
OMX Stockholm 30	17	Jul-2020	303	304	(1)
Russell 2000 Index E-MINI	52	Sep-2020	3,674	3,738	63
S&P 500 Index E-MINI	(81)	Sep-2020	(12,209)	(12,515)	(306)
S&P TSX 60 Index	6	Sep-2020	809	818	10
S&P TSX 60 Index	(1)	Sep-2020	(136)	(136)	–
SPI 200 Index	(11)	Sep-2020	(1,103)	(1,116)	(6)
SPI 200 Index	16	Sep-2020	1,635	1,623	(21)
U.S. 5-Year Treasury Note	304	Oct-2020	38,157	38,226	69
U.S. 10-Year Treasury Note	230	Sep-2020	31,940	32,010	70
U.S. Long Treasury Bond	2	Sep-2020	357	357	–
U.S. Ultra Long Treasury Bond	4	Sep-2020	880	873	(7)

			$93,990	$94,444	$99

A list of the open forward foreign currency contracts held by the Fund at June 30, 2020 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/09/20	RUB	124,877	USD	1,917	$166
Bank of America	07/09/20	RUB	17,865	USD	244	(7)
Bank of America	07/14/20	USD	95	RUB	6,781	—
Bank of America	07/15/20	EUR	678	USD	767	5
Bank of America	07/15/20	SEK	4,646	NOK	4,746	(7)
Bank of America	07/15/20	NOK	7,413	EUR	678	(6)
Bank of America	07/29/20	USD	518	CZK	12,776	22
Barclays PLC	07/09/20	USD	749	RUB	48,091	(75)
Barclays PLC	07/15/20	USD	630	SEK	5,912	4
Barclays PLC	07/17/20	USD	1,020	EUR	899	(10)
Barclays PLC	07/23/20	USD	984	INR	75,306	12
Barclays PLC	07/23/20	INR	92,892	USD	1,207	(21)
Barclays PLC	07/23/20	IDR	9,370,045	USD	653	7
Barclays PLC	08/06/20	NZD	878	USD	565	—
Barclays PLC	08/13/20	USD	1,035	KRW	1,260,573	17
Barclays PLC	08/13/20	USD	501	KRW	593,722	(6)
Barclays PLC	08/13/20	USD	2,779	MYR	12,092	45
Barclays PLC	08/13/20	USD	2,328	MYR	9,751	(50)
Barclays PLC	08/13/20	MYR	4,236	USD	993	4
Barclays PLC	08/13/20	MYR	12,847	USD	2,926	(74)
Barclays PLC	08/13/20	KRW	1,679,551	USD	1,369	(32)
Barclays PLC	08/20/20	USD	1,001	TWD	29,315	4
BNP Paribas	07/02/20	BRL	2,279	USD	423	8
BNP Paribas	08/06/20	USD	746	CAD	1,027	8
BNP Paribas	08/13/20	USD	738	CNH	5,222	(1)
BNP Paribas	08/13/20	KRW	1,188,094	USD	978	(13)
BNP Paribas	08/27/20	USD	246	THB	7,590	(1)
Brown Brothers Harriman	07/15/20	USD	252	SEK	2,370	3
Brown Brothers Harriman	07/15/20	USD	492	SEK	4,580	—
Brown Brothers Harriman	07/15/20	SEK	2,442	USD	251	(11)
Brown Brothers Harriman	07/15/20	USD	2,011	NOK	20,066	69
Brown Brothers Harriman	07/15/20	USD	492	NOK	4,720	(2)

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/15/20	NOK	4,773	EUR	437	$(4)
Brown Brothers Harriman	07/15/20	SEK	4,854	NOK	5,061	4
Brown Brothers Harriman	07/15/20	SEK	2,309	NOK	2,360	(3)
Brown Brothers Harriman	07/17/20	GBP	204	EUR	227	3
Brown Brothers Harriman	07/17/20	GBP	786	USD	989	18
Brown Brothers Harriman	07/17/20	GBP	401	USD	489	(6)
Brown Brothers Harriman	07/17/20	USD	2,222	ZAR	38,182	(29)
Brown Brothers Harriman	07/17/20	ZAR	29,611	USD	1,719	18
Brown Brothers Harriman	07/17/20	ZAR	4,229	USD	242	(1)
Brown Brothers Harriman	07/29/20	USD	678	CZK	16,513	18
Brown Brothers Harriman	07/29/20	CZK	11,636	USD	489	(2)
Brown Brothers Harriman	08/06/20	USD	247	NZD	384	(1)
Brown Brothers Harriman	08/06/20	EUR	657	USD	742	3
Brown Brothers Harriman	08/06/20	CAD	665	USD	489	—
Brown Brothers Harriman	08/06/20	USD	502	CAD	683	—
Brown Brothers Harriman	08/06/20	USD	1,736	CAD	2,343	(15)
Brown Brothers Harriman	08/07/20	USD	492	MXN	11,066	(16)
Brown Brothers Harriman	08/07/20	USD	1,482	JPY	159,529	(2)
Brown Brothers Harriman	08/07/20	MXN	10,973	USD	487	14
Brown Brothers Harriman	08/07/20	JPY	94,090	USD	877	4
Brown Brothers Harriman	08/07/20	JPY	37,753	USD	345	(5)
Brown Brothers Harriman	08/13/20	NZD	762	AUD	711	(1)
Brown Brothers Harriman	08/13/20	CNH	11,528	USD	1,626	(1)
Brown Brothers Harriman	08/19/20	USD	236	ILS	816	—
Brown Brothers Harriman	08/19/20	ILS	1,694	USD	490	—
Brown Brothers Harriman	08/28/20	USD	250	CHF	241	5
Citigroup	07/02/20	USD	538	BRL	2,821	(24)
Citigroup	07/02/20	BRL	2,426	USD	488	46
Citigroup	07/14/20	USD	492	RUB	34,508	(9)
Citigroup	07/15/20	USD	507	CLP	424,494	11
Citigroup	07/15/20	USD	310	COP	1,209,575	13
Citigroup	07/15/20	USD	497	COP	1,841,801	(5)
Citigroup	07/15/20	CLP	424,494	USD	526	9
Citigroup	07/15/20	COP	1,878,317	USD	503	1
Citigroup	07/17/20	GBP	1,189	USD	1,455	(15)
Citigroup	08/06/20	USD	1,285	NZD	2,021	16
Citigroup	08/07/20	EUR	1,086	JPY	130,796	(7)
Citigroup	08/13/20	USD	1,690	KRW	2,054,295	24
Citigroup	08/20/20	USD	421	TWD	12,330	2
Deutsche Bank	07/09/20	USD	2,510	RUB	168,564	(147)
Deutsche Bank	07/15/20	NOK	6,065	SEK	5,921	7
Goldman Sachs	07/02/20	BRL	542	USD	101	2
Goldman Sachs	07/09/20 - 07/14/20	USD	1,196	RUB	79,534	(81)
Goldman Sachs	07/09/20	RUB	100,513	USD	1,480	71
Goldman Sachs	07/15/20	NOK	6,921	EUR	640	1
Goldman Sachs	08/06/20	USD	1,169	CAD	1,622	21
Goldman Sachs	08/06/20	CAD	1,005	USD	740	2
Goldman Sachs	08/06/20	CAD	991	USD	715	(13)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	08/07/20	USD	971	MXN	21,723	$(35)
Goldman Sachs	08/20/20	TWD	7,459	USD	250	(6)
Goldman Sachs	08/28/20	CHF	725	EUR	680	(3)
HSBC	07/17/20	ZAR	9,288	USD	519	(15)
HSBC	07/23/20	USD	492	INR	37,376	2
HSBC	07/23/20	IDR	7,008,934	USD	482	(1)
HSBC	07/27/20 - 08/31/20	HKD	57,660	USD	7,412	(26)
HSBC	08/06/20	NZD	3,281	USD	2,086	(26)
HSBC	08/13/20	USD	643	CNH	4,563	1
HSBC	08/13/20	USD	492	CNH	3,483	—
HSBC	08/19/20	ILS	2,512	USD	734	7
JPMorgan Chase Bank	07/02/20	USD	245	BRL	1,245	(18)
JPMorgan Chase Bank	07/15/20	USD	500	COP	1,866,663	(1)
JPMorgan Chase Bank	07/17/20	USD	502	ZAR	9,288	32
JPMorgan Chase Bank	07/23/20	INR	37,709	USD	498	—
JPMorgan Chase Bank	08/20/20	TWD	14,841	USD	496	(12)
Morgan Stanley	07/14/20	RUB	76,158	USD	1,020	(47)
Morgan Stanley	07/15/20	CLP	405,437	USD	496	1
Morgan Stanley	07/15/20	COP	2,293,762	USD	602	(10)
Morgan Stanley	07/17/20	EUR	1,126	GBP	1,005	(23)
Morgan Stanley	08/06/20	USD	1,249	EUR	1,104	(8)
Morgan Stanley	08/07/20	JPY	10,934,248	USD	100,522	(894)
Morgan Stanley	08/13/20	USD	623	KRW	747,654	1
Morgan Stanley	08/19/20	ILS	4,227	USD	1,233	10
Morgan Stanley	08/28/20	EUR	1,131	CHF	1,208	6
RBS	07/09/20	RUB	18,066	USD	243	(10)
RBS	07/15/20	USD	595	COP	2,293,762	17
RBS	07/15/20	CLP	402,572	USD	491	—
RBS	07/15/20	COP	1,209,575	USD	304	(20)
RBS	07/17/20	ZAR	8,636	USD	516	20
RBS	08/06/20	CAD	1,653	USD	1,221	7
RBS	08/06/20	CAD	719	USD	521	(8)
RBS	08/13/20	MYR	2,614	USD	628	17
RBS	11/10/20	USD	791	TWD	23,256	13
Standard Bank	07/02/20	USD	227	BRL	1,181	(12)
Standard Bank	07/17/20	USD	523	GBP	423	(1)
Standard Bank	07/23/20	USD	2,041	INR	156,568	28
Standard Bank	07/23/20	INR	37,597	USD	498	1
Standard Bank	07/23/20	INR	101,052	USD	1,313	(23)
Standard Bank	08/07/20	JPY	54,423	USD	506	1
Standard Bank	08/07/20	JPY	106,309	EUR	874	(3)
Standard Bank	08/13/20	USD	417	KRW	506,658	6
Standard Bank	08/13/20	KRW	879,735	USD	730	(4)
Standard Bank	08/20/20	USD	1,110	TWD	32,633	10
Standard Bank	08/20/20	TWD	51,977	USD	1,751	(32)
Standard Bank	08/28/20	CHF	651	USD	673	(16)
UBS	08/07/20	USD	748	JPY	80,085	(6)
UBS	11/10/20	TWD	23,256	USD	792	(12)

						$(1,108)

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Capital Stability Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2020, are as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.CD.SI.34	Sell	1.00%	Quarterly	06/20/2025	(11,104)	$157	$(179)	$337
CDX.HA.HY.33	Sell	5.00%	Quarterly	12/20/2024	(1,133)	(8)	95	(104)
CDX.NA.HY.S33V1-5Y	Sell	5.00%	Quarterly	12/20/2024	(1,250)	(7)	81	(88)
CDX.NA.IG.33	Sell	1.00%	Quarterly	12/20/2024	(780)	14	18	(5)
CDX.NA.IG.S33V1.5Y	Sell	1.00%	Quarterly	12/20/2024	(1,060)	12	21	(9)
CDX-NAHYS34V4-5Y	Sell	5.00%	Quarterly	06/20/2025	(1,701)	(12)	(6)	(6)
CDX-NAIGS34V1-5Y	Sell	1.00%	Quarterly	06/20/2025	(1,370)	16	16	0
ITRAXX.XOVER	Sell	5.00%	Quarterly	12/20/2024	(670)	$42	$86	$(44)

						$214	$132	$81

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH AUD - BBSW	1.26%	Semi-Annually	11/22/2029	AUD	150	$5	$–	$5
6-MONTH AUD - BBSW	1.3825%	Semi-Annually	01/10/2030	AUD	2,860	108	–	108
3-MONTH NZD - BKBM	1.65%	Semi-Annually	01/13/2030	NZD	2,240	137	–	137
6-MONTH AUD - BBSW	1.264%	Semi-Annually	01/24/2030	AUD	4,330	128	–	128
3-MONTH NZD - BKBM	1.6175%	Semi-Annually	01/28/2030	NZD	3,990	236	–	236
6-MONTH AUD - BBSW	1.077%	Semi-Annually	02/04/2030	AUD	970	16	–	16
3-MONTH NZD - BKBM	1.375%	Semi-Annually	02/05/2030	NZD	710	31	–	31
6-MONTH AUD - BBSW	1.0965%	Semi-Annually	03/27/2030	AUD	1,520	27	–	27
3-MONTH NZD - BKBM	1.0155%	Semi-Annually	03/30/2030	NZD	1,490	30	–	30
6-MONTH AUD - BBSW	0.8865%	Semi-Annually	04/07/2030	AUD	1,630	7	–	7
3-MONTH NZD - BKBM	0.9575%	Semi-Annually	04/08/2030	NZD	1,580	25	–	25
6-MONTH AUD - BBSW	.88%	Semi-Annually	06/02/2030	AUD	1,770	5	–	5
3-MONTH NZD - BKBM	0.745%	Semi-Annually	06/04/2030	NZD	1,870	3	–	3

						$758	$–	$758

Percentages are based on Net Assets of $766,742 ($ Thousands).

*	Non-income producing security.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $13,340 ($ Thousands), representing 1.7% of the Net Assets of the Fund.

(C)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchange

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

DAX — German Stock Index

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

FTSE — Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

IBEX — International Business Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MYR — Malaysian Ringgit

NASDAQ — National Association of Securities Dealers and Automated Quotations

NOK — Norwegian Krone

NZD — New Zealand Dollar

OMX — Option Market Index

PLC — Public Limited Company

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Swedish Krona

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Capital Stability Fund (Continued)

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

SPI — Share Price Index

TBA — To Be Announced

THB — Thai Bhat

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the levels of inputs used as of June 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	258,296	–	258,296
Commercial Paper	–	174,040	–	174,040
Exchange Traded Funds	37,367	–	–	37,367
U.S. Government Agency Obligations	–	28,282	–	28,282
Sovereign Debt	–	22,897	–	22,897
Common Stock	13,945	–	–	13,945
Mortgage-Backed Security	–	218	–	218

Total Investments in Securities	51,312	483,733	–	535,045

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	568	–	–	568
Written Options	(693)	–	–	(693)
Futures Contracts*
Unrealized Appreciation	714	–	–	714
Unrealized Depreciation	(615)	–	–	(615)
Forwards Contracts*
Unrealized Appreciation	–	864	–	864
Unrealized Depreciation	–	(1,972)	–	(1,972)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	337	–	337
Unrealized Depreciation	–	(256)	–	(256)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	758	–	758

Total Other Financial Instruments	(26)	(1,108)	–	(295)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Multi-Asset Capital Stability Fund (Concluded)

As of June 30, 2020, Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $19.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$182,994	$182,994
Maximum potential amount of future payments	-	-	-	19,150,313	19,150,313
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	-	-	$14,314,000	-	-	$14,314,000
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	752,513	-	-	752,513
> than 400	-	-	4,083,800	-	-	4,083,800
Total	-	-	$19,150,313	-	-	$19,150,313

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2020	9